                            UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                              FORM N-CSR
  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

            Investment Company Act file number    811-21265
                                                  ---------

                 PowerShares Exchange-Traded Fund Trust
           --------------------------------------------------
           (Exact name of registrant as specified in charter)

                       301 W. Roosevelt Road
                         Wheaton, IL 60187
         ---------------------------------------------------
         (Address of principal executive offices) (Zip code)

                           H. Bruce Bond
                Chairman and Chief Executive Officer
                      301 W. Roosevelt Road
                           Wheaton, IL 60187
               ---------------------------------------
               (Name and address of agent for service)

Registrant's telephone number, including area code:             800-983-0903
                                                                ------------

                  Date of fiscal year end:  April 30
                                            --------

             Date of reporting period:  October 31, 2006
                                        ----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2006 SEMI-ANNUAL REPORT TO SHAREHOLDERS
31 OCTOBER 2006

[POWERSHARES(TM) LOGO]
XCHANGE TRADED FUNDS(TM)

[GRAPHIC]

Broad Market Portfolios
   PowerShares Dynamic Market Portfolio
   PowerShares Dynamic OTC Portfolio
   PowerShares Dynamic MagniQuant Portfolio

Style Portfolios
   PowerShares Dynamic Large Cap Growth Portfolio
   PowerShares Dynamic Large Cap Value Portfolio
   PowerShares Dynamic Mid Cap Growth Portfolio
   PowerShares Dynamic Mid Cap Value Portfolio
   PowerShares Dynamic Small Cap Growth Portfolio
   PowerShares Dynamic Small Cap Value Portfolio

Dividend Income Portfolios
   PowerShares Dividend Achievers(TM) Portfolio
   PowerShares High Yield Equity Dividend Achievers(TM) Portfolio
   PowerShares High Growth Rate Dividend Achievers(TM) Portfolio
   PowerShares International Dividend Achievers(TM) Portfolio

Specialty Portfolios
   PowerShares Aerospace & Defense Portfolio
   PowerShares Cleantech(TM) Portfolio
   PowerShares Golden Dragon Halter USX China Portfolio
   PowerShares Listed Private Equity Portfolio
   PowerShares Lux Nanotech Portfolio
   PowerShares Value Line Timeliness(TM) Select Portfolio
   PowerShares Water Resources Portfolio
   PowerShares WilderHill Clean Energy Portfolio
   PowerShares WilderHill Progressive Energy Portfolio
   PowerShares Zacks Micro Cap Portfolio
   PowerShares Zacks Small Cap Portfolio

Sector Portfolios
   PowerShares Dynamic Basic Materials Sector Portfolio
   PowerShares Dynamic Consumer Discretionary Sector Portfolio
   PowerShares Dynamic Consumer Staples Sector Portfolio
   PowerShares Dynamic Energy Sector Portfolio
   PowerShares Dynamic Financial Sector Portfolio
   PowerShares Dynamic Healthcare Sector Portfolio
   PowerShares Dynamic Industrials Sector Portfolio
   PowerShares Dynamic Technology Sector Portfolio
   PowerShares Dynamic Telecommunications & Wireless Portfolio
   PowerShares Dynamic Utilities Portfolio

Industry Portfolios
   PowerShares Dynamic Banking Portfolio
   PowerShares Dynamic Biotechnology & Genome Portfolio
   PowerShares Dynamic Building & Construction Portfolio
   PowerShares Dynamic Energy Exploration & Production Portfolio
   PowerShares Dynamic Food & Beverage Portfolio
   PowerShares Dynamic Hardware & Consumer Electronics Portfolio
   PowerShares Dynamic Healthcare Services Portfolio
   PowerShares Dynamic Insurance Portfolio
   PowerShares Dynamic Leisure and Entertainment Portfolio
   PowerShares Dynamic Media Portfolio
   PowerShares Dynamic Networking Portfolio
   PowerShares Dynamic Oil & Gas Services Portfolio
   PowerShares Dynamic Pharmaceuticals Portfolio
   PowerShares Dynamic Retail Portfolio
   PowerShares Dynamic Semiconductors Portfolio
   PowerShares Dynamic Software Portfolio

Fundamental Indices Portfolios
   PowerShares FTSE RAFI US 1000 Portfolio
   PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
   PowerShares FTSE RAFI Basic Materials Sector Portfolio
   PowerShares FTSE RAFI Consumer Goods Sector Portfolio
   PowerShares FTSE RAFI Consumer Services Sector Portfolio
   PowerShares FTSE RAFI Energy Sector Portfolio
   PowerShares FTSE RAFI Financials Sector Portfolio
   PowerShares FTSE RAFI Health Care Sector Portfolio
   PowerShares FTSE RAFI Industrials Sector Portfolio
   PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio PowerShares FTSE RAFI Utilities Sector Portfolio

TABLE OF CONTENTS

Shareholder Letter                                                             5
The Market Environment                                                         7
Manager's Analysis                                                             8
Funds' Distribution History                                                  130
Frequency Distribution of Discounts & Premiums                               138
Fees and Expenses                                                            142

Broad Market Portfolios
Schedules of Investments
   PowerShares Dynamic Market Portfolio                                      151
   PowerShares Dynamic OTC Portfolio                                         153
   PowerShares Dynamic MagniQuant Portfolio                                  155
Statements of Assets and Liabilities                                         158
Statements of Operations                                                     159
Statements of Changes in Net Assets                                          160
Financial Highlights                                                         161

Style Portfolios
Schedules of Investments
   PowerShares Dynamic Large Cap Growth Portfolio                            163
   PowerShares Dynamic Large Cap Value Portfolio                             164
   PowerShares Dynamic Mid Cap Growth Portfolio                              165
   PowerShares Dynamic Mid Cap Value Portfolio                               167
   PowerShares Dynamic Small Cap Growth Portfolio                            169
   PowerShares Dynamic Small Cap Value Portfolio                             171
Statements of Assets and Liabilities                                         174
Statements of Operations                                                     176
Statements of Changes in Net Assets                                          178
Financial Highlights                                                         180

Dividend Income Portfolios
Schedules of Investments
   PowerShares Dividend Achievers(TM) Portfolio                              183
   PowerShares High Yield Equity Dividend Achievers(TM) Portfolio            187
   PowerShares High Growth Rate Dividend Achievers(TM) Portfolio             188
   PowerShares International Dividend Achievers(TM) Portfolio                190
Statements of Assets and Liabilities                                         192
Statements of Operations                                                     193
Statements of Changes in Net Assets                                          194
Financial Highlights                                                         196

Specialty Portfolios
Schedules of Investments
   PowerShares Aerospace & Defense Portfolio                                 198
   Powershares Cleantech(TM) Portfolio                                       199
   PowerShares Golden Dragon Halter USX China Portfolio                      201
   PowerShares Listed Private Equity Portfolio                               203
   PowerShares Lux Nanotech Portfolio                                        204
   PowerShares Value Line Timeliness(TM) Select Portfolio                    205
   PowerShares Water Resources Portfolio                                     206
   PowerShares WilderHill Clean Energy Portfolio                             207
   PowerShares WilderHill Progressive Energy Portfolio                       208
   PowerShares Zacks Micro Cap Portfolio                                     209
   PowerShares Zacks Small Cap Portfolio                                     214
Statements of Assets and Liabilities                                         218
Statements of Operations                                                     220
Statements of Changes in Net Assets                                          222
Financial Highlights                                                         226

Sector Portfolios
Schedules of Investments
   PowerShares Dynamic Basic Materials Sector Portfolio                      232
   PowerShares Dynamic Consumer Discretionary Sector Portfolio               233
   PowerShares Dynamic Consumer Staples Sector Portfolio                     234
   PowerShares Dynamic Energy Sector Portfolio                               235
   PowerShares Dynamic Financial Sector Portfolio                            236
   PowerShares Dynamic Healthcare Sector Portfolio                           237
   PowerShares Dynamic Industrials Sector Portfolio                          238
   PowerShares Dynamic Technology Sector Portfolio                           240
   PowerShares Dynamic Telecommunications & Wireless Portfolio               241
   PowerShares Dynamic Utilities Portfolio                                   242
Statements of Assets and Liabilities                                         244
Statements of Operations                                                     246
Statements of Changes in Net Assets                                          248
Financial Highlights                                                         250

Industry Portfolios
Schedules of Investments
   PowerShares Dynamic Banking Portfolio                                     255
   PowerShares Dynamic Biotechnology & Genome Portfolio                      256
   PowerShares Dynamic Building & Construction Portfolio                     257
   PowerShares Dynamic Energy Exploration & Production Portfolio             258
   PowerShares Dynamic Food & Beverage Portfolio                             259
   PowerShares Dynamic Hardware & Consumer Electronics Portfolio             260
   PowerShares Dynamic Healthcare Services Portfolio                         261
   PowerShares Dynamic Insurance Portfolio                                   262
   PowerShares Dynamic Leisure and Entertainment Portfolio                   263
   PowerShares Dynamic Media Portfolio                                       264

   PowerShares Dynamic Networking Portfolio                                  265
   PowerShares Dynamic Oil & Gas Services Portfolio                          266
   PowerShares Dynamic Pharmaceuticals Portfolio                             267
   PowerShares Dynamic Retail Portfolio                                      268
   PowerShares Dynamic Semiconductors Portfolio                              269
   PowerShares Dynamic Software Portfolio                                    270
Statements of Assets and Liabilities                                         272
Statements of Operations                                                     274
Statements of Changes in Net Assets                                          276
Financial Highlights                                                         280

Fundamental Indices Portfolios
Schedules of Investments
   PowerShares FTSE RAFI US 1000 Portfolio                                   288
   PowerShares FTSE RAFI US 1500 Small-Mid Portfolio                         299
   PowerShares FTSE RAFI Basic Materials Sector Portfolio                    313
   PowerShares FTSE RAFI Consumer Goods Sector Portfolio                     314
   PowerShares FTSE RAFI Consumer Services Sector Portfolio                  316
   PowerShares FTSE RAFI Energy Sector Portfolio                             318
   PowerShares FTSE RAFI Financials Sector Portfolio                         319
   PowerShares FTSE RAFI Health Care Sector Portfolio                        322
   PowerShares FTSE RAFI Industrials Sector Portfolio                        323
   PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio    326
   PowerShares FTSE RAFI Utilities Sector Portfolio                          328
Statements of Assets and Liabilities                                         330
Statements of Operations                                                     332
Statements of Changes in Net Assets                                          334
Financial Highlights                                                         336
Notes to Financial Statements                                                342
Results of Special Shareholders Meeting                                      365
Supplemental Information                                                     367
Board Considerations Regarding Approval of Investment Advisory Agreement     370

[PHOTO H. BRUCE BOND]

TO MY FELLOW INVESTORS,

It is exciting to report to you on the recent results of the sixty-one (61) funds comprising the PowerShares growing family of Exchange-Traded Funds and to express my gratitude for your confidence in and support of PowerShares Capital Management LLC.

PowerShares ETFs have continued to experience excellent growth. We added 24 new funds to our ETF family over the last six months, bringing our total offering to 61 ETFs at the end of October and growing total assets under management to over $8 billion.

PowerShares Capital Management LLC continues to be recognized as a leader in the ETF marketplace. Over the last year there have been several important events, including PowerShares' acquisition by AMVESCAP PLC (AVZ) on September 18, 2006. PowerShares' transition into the AMVESCAP family is going well and they have been very supportive of our efforts. We are working closely to leverage AMVESCAP's global platform to educate investors in the U.S. and around the world on PowerShares' ETFs.

Additionally, PowerShares Capital Management LLC announced its agreement with the Nasdaq regarding PowerShares becoming the sponsor to the Nasdaq-100 Trust's ETF which is commonly referred to as the "QQQ". Upon regulatory approval of this change of sponsorship, we will also become the sponsor to the BLDRs and the EQQQ which is domiciled in Dublin, Ireland. The QQQ is one of the first ETFs listed in the U.S. and it is among the largest and most recognized ETFs in the world. It also has the unique distinction of being the most traded security in the world in terms of share volume.

On behalf of PowerShares and the Board of Trustees for the PowerShares Exchange-Traded Fund Trust, I am grateful for your participation in our family of ETFs. We look forward to serving you in the future.

Highest Regards,

/s/ H. Bruce Bond
-----------------------------------------------
H. Bruce Bond
President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

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THE MARKET ENVIRONMENT

After struggling over the summer months, the U.S. equity marketplace proved resilient and posted moderately positive results over the reporting period. Enthusiasm over economic expansion gave way to uncertainty over interest rates and concern that corporate profits would be difficult to sustain. But by summer's end, energy prices had cooled and investors surmised that the Fed's actions had contained inflation without significant damage to ongoing corporate earnings.

Value oriented, large cap names led the advance as investors fled to higher ground amid a slowing housing market and its impact on consumer spending. Strong performers included diversified financials led by the largest banks and brokerage houses as well pharmaceutical companies; energy and basic material stocks took a breather from a prolonged rally that had started in 2003. Bond prices recovered during the reporting period as the Fed ended its two year hike on rates and a cooling energy and housing market eased inflation concerns.

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC MARKET PORTFOLIO (TICKER: PWC)

The PowerShares Dynamic Market Portfolio completed the six months on a slightly positive note. Over the six months ended October 31, 2006, the Dynamic Market Portfolio returned 2.18%, while the S&P 500(R) Index returned 6.11%. Large cap value stocks were the biggest contributors to overall performance; mid-cap and small-cap growth stocks faired the worst. Consumer discretionary and staple stocks and industrial shares contributed the most to performance, while financial and technology contributed least. Relative to the broad U.S. market, the Fund benefited from effective stock selection in the food and staple retailing space, commercial services, and communications equipment stocks; stock selection was not effective among insurance, health care providers and semiconductor names.

The manager of PowerShares Dynamic Market Portfolio bases his stock selection, portfolio management, and asset allocation decisions on an enhanced index called the Dynamic Market Intellidex(SM) Index. The manager utilized a direct index replication method during the reporting period.

The Index's constituents are derived from a proprietary methodology which incorporates technically advanced and robust institutional investment research available in the marketplace today. Domestic companies are evaluated for inclusion in the Index across numerous investment criteria including fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of a company's overall investment potential. Securities identified by the methodology that possess the greatest capital appreciation potential are selected for the Index and incorporated by the portfolio manager.

        FUND PERFORMANCE HISTORY (%)                                      AS OF 31 OCTOBER 2006
                                                            AVG ANN+          FUND INCEPTION
                                              6 MONTH   1 YEAR   3 YEAR   AVG ANN+   CUMULATIVE
Index   Dynamic Market Intellidex(SM) Index     2.14     11.06    15.91     19.87       88.72
        S&P 500(R) Index                        6.11     16.34    11.44      8.64       60.09
        Russell 3000 Index                      5.12     16.37    12.12      8.89       66.19

Fund    NAV Return                              2.18     11.09    15.22     19.14       84.65
        Share Price Return                      2.10     10.65    14.99     19.05       84.25

Fund Inception: 1 May 2003

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500(R) Index and the Russell 3000 Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 3,000 common stocks, respectively.

+    Average annualized

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Financials                        20.3
Information Technology            15.2
Consumer Discretionary            13.4
Health Care                       11.7
Industrials                       11.1
Energy                             9.2
Consumer Staples                   8.8
Materials                          3.7
Utilities                          3.4
Telecommunications Services        3.1
Money Market Fund                  0.0
Other                              0.1

STYLE ALLOCATION (%)

Large-Cap Value                   32.0
Mid-Cap Value                     24.0
Mid-Cap Growth                    18.6
Large-Cap Growth                  13.0
Small-Cap Value                    8.6
Small-Cap Growth                   3.8

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Marathon Oil Corp.                 3.2
Coca-Cola (The) Co.                3.2
Reynolds American, Inc.            3.0
Sunoco, Inc.                       2.9
Nordstrom, Inc.                    2.7
Cummins, Inc.                      2.6
Nucor Corp.                        2.6
Cooper Industries Ltd., Class A
   (Bermuda)                       2.5
Moody's Corp.                      2.5
Freescale Semiconductor, Inc.,
   Class B                         2.5
TOTAL                             27.7

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC OTC PORTFOLIO (TICKER: PWO)

Over the six months ended October 31, 2006, the Dynamic OTC Portfolio returned -3.92%, while the Nasdaq Composite returned 1.90%. Performance during the period was driven by a few of the largest names in the Nasdaq market, causing the Fund to trail due to its underweighting of names like Microsoft, Oracle and Cisco relative to a cap-weighted portfolio. Exposure to software companies, Citrix Systems and Red Hat, and communication equipment maker, Tellabs, had a negative impact on Fund performance as well. The Fund suffered from more exposure to mid-cap growth names and less effective stock selection among large-cap value names.

The manager of the PowerShares Dynamic OTC Portfolio bases his stock selection, portfolio management, and asset allocation decisions on an enhanced index called the Dynamic OTC Intellidex(SM) Index. The manager utilized a direct index replication method during the reporting period.

The Index's constituents are derived from a proprietary methodology which incorporates technically advanced and robust institutional investment research available in the marketplace today. Domestic Nasdaq companies are evaluated for inclusion in the Index across numerous investment criteria including, fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of a company's overall investment potential. Securities identified by the methodology that possess the greatest capital appreciation potential are selected for the Index and incorporated by the portfolio manager.

        FUND PERFORMANCE HISTORY (%)                                   AS OF 31 OCTOBER 2006
                                                        AVG ANN+          FUND INCEPTION
                                           6 MONTH   1 YEAR   3 YEAR   AVG ANN+   CUMULATIVE
Index   Dynamic OTC Intellidex(SM) Index    -3.92      8.21    11.09     19.07       84.36
        Nasdaq Composite Index               1.90     11.62     7.00      6.84       60.72
        Nasdaq 100 Index                     1.87      9.71     6.95      8.70       55.63

Fund    NAV Return                          -3.92      8.13    10.46     18.37       80.51
        Share Price Return                  -3.98      7.95    10.36     18.30       80.20

Fund Inception: 1 May 2003

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Nasdaq Composite and the Nasdaq 100 Indexes are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 3,300 and 100 common stocks, respectively.

+    Average annualized

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Information Technology            50.0
Consumer Discretionary            14.8
Health Care                       12.9
Financials                        11.0
Industrials                        5.8
Consumer Staples                   1.9
Energy                             1.4
Telecommunication Services         1.2
Materials                          0.8
Other                              0.2

STYLE ALLOCATION (%)

Mid-Cap Growth                    42.3
Small-Cap Value                   16.6
Mid-Cap Value                     13.9
Small-Cap Growth                  13.0
Large-Cap Growth                   9.7
Large-Cap Value                    4.5

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
NVIDIA Corp.                       3.5
BEA Systems, Inc.                  3.3
Cisco Systems, Inc.                3.0
Fiserv, Inc.                       3.0
Cognizant Technology Solutions
   Corp., Class A                  2.9
American Eagle Outfitters, Inc.    2.8
Applied Materials, Inc.            2.8
VeriSign, Inc.                     2.8
Tellabs, Inc.                      2.8
Atmel Corp.                        2.7
TOTAL                             29.6

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC MAGNIQUANT PORTFOLIO (TICKER: PIQ)

The PowerShares Dynamic MagniQuant Portfolio is based on the Dynamic Top 200 Intellidex(SM) Index. The Index is designed to objectively identify 200 stocks that have the greatest potential for capital appreciation. Intellidex(SM) methodology thoroughly evaluates the investment merit of the 2,000 largest U.S. companies by analyzing numerous unique financial characteristics from four broad financial perspectives: fundamental, valuation, timeliness and risk.

        FUND PERFORMANCE HISTORY (%)                       AS OF 31 OCTOBER 2006
                                                              FUND INCEPTION
                                                                CUMULATIVE
Index   Dynamic Top 200 Intellidex(SM) Index                       0.72
        S&P 500(R) Index                                           4.14
        Russell 3000 Index                                         4.19

Fund    NAV Return                                                 0.71
        Share Price Return                                         0.79

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500(R) Index and the Russell 3000 Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 3,000 common stocks, respectively.

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Industrials                       24.1
Financials                        22.3
Consumer Discretionary            12.4
Information Technology            12.0
Materials                          9.6
Health Care                        7.7
Consumer Staples                   5.6
Energy                             3.4
Telecommunications Services        1.5
Utilities                          1.4
Other                              0.0

STYLE ALLOCATION (%)

Mid-Cap Value                     28.8
Small-Cap Value                   23.4
Mid-Cap Growth                    17.3
Large-Cap Value                   13.8
Large-Cap Growth                  10.6
Small-Cap Growth                   6.1

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Continental Airlines, Inc.         0.7
JLG Industries, Inc.               0.7
OM Group, Inc.                     0.7
CB Richard Ellis Group, Inc.,
   Class A                         0.6
Nordstrom, Inc.                    0.6
Allegheny Technologies, Inc.       0.6
Amerco, Inc.                       0.6
Freescale Semiconductor, Inc.      0.6
Greif, Inc., Class A               0.6
MicroStrategy, Inc., Class A       0.6
TOTAL                              6.3

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO (TICKER: PWB)

The PowerShares Dynamic Large Cap Growth Portfolio is based on the Dynamic Large Cap Growth Intellidex(SM) Index, which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Large Cap Growth Portfolio was essentially unchanged for the six months ended October 31, 2006, returning -0.30%. Value stocks drove stock market returns during the reporting period, with growth stocks trailing considerably; large-cap growth names held up better than small-cap growth names. The largest contributors to performance were consumer discretionary financials and healthcare; technology and energy shares lagged.

        FUND PERFORMANCE HISTORY (%)                                       AS OF 31 OCTOBER 2006
                                                                               FUND INCEPTION
                                                        6 MONTH   1 YEAR   AVG ANN+   CUMULATIVE
Index   Dynamic Large Cap Growth Intellidex(SM) Index     0.07      7.36     6.61        11.23
        Dow Jones US Large Cap Growth Index               3.55      8.15     2.76         9.23
        Russell 1000 Growth Index                         3.53     10.84     5.76        14.19
        S&P Citigroup Large Cap Growth Index              4.96     10.72     6.16         9.62

Fund    NAV Return                                       -0.30      6.63     5.86         9.94
        Share Price Return                               -0.12      6.79     5.83         9.89

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones US Large Cap Growth Index, the Russell 1000 Growth Index and the S&P Citigroup Large Cap Growth are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of approximately 108, 178 and 310, respectively, widely held stocks.

+    Average annualized

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Consumer Discretionary      22.0
Financials                  16.2
Health Care                 16.0
Information Technology      13.5
Industrials                 13.5
Energy                       6.7
Consumer Staples             5.8
Telecommunications           3.6
Utilities                    2.7
Money Market Fund            0.1
Other                       (0.1)

STYLE ALLOCATION (%)

Large-Cap Growth            92.5
Large-Cap Value              3.6
Mid-Cap Growth               2.5
Mid-Cap Value                1.4

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Goldman Sachs Group, Inc.    3.9
Time Warner, Inc.            3.8
Oracle Corp.                 3.7
Sprint Nextel Corp.          3.6
Comcast Corp., Class A       3.6
Amgen, Inc.                  3.5
News Corp., Inc., Class A    3.5
American Express Co.         3.4
Walt Disney (The) Co.        3.4
Boeing Co.                   3.4
TOTAL                       35.8

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO (TICKER: PWV)

The PowerShares Dynamic Large Cap Value Portfolio is based on the Dynamic Large Cap Value Intellidex(SM) Index, which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Large Cap Value Portfolio performed well for the six months period ended October 31, 2006, posting a 9.98% return. The Fund posted the strongest performance of the PowerShares style funds as the market experienced a narrow rally driven by a few of the largest cap value names. Value stocks ousted growth consistently across the large, mid and small cap spectrum. Financials, telecom and pharmaceutical companies contributed most to the Fund's performance; energy and industrial shares trailed.

        FUND PERFORMANCE HISTORY (%)                                      AS OF 31 OCTOBER 2006
                                                                              FUND INCEPTION
                                                       6 MONTH   1 YEAR   AVG ANN+   CUMULATIVE
Index   Dynamic Large Cap Value Intellidex(SM) Index    10.36     23.40     17.74       31.21
        Dow Jones US Large Cap Value Index               6.97     17.46      7.02       15.68
        Russell 1000 Value Index                         7.61     21.46     11.14       22.60
        S&P Citigroup Large Cap Value Index              5.32     17.76      7.50       20.71

Fund    NAV Return                                       9.98     22.41     16.92       29.68
        Share Price Return                              10.04     22.39     16.70       29.28

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones US Large Cap Value Index, the Russell 1000 Value Index and the S&P Citigroup Large Cap Value Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of approximately 130, 322 and 350, respectively, widely held stocks.

+    Average annualized

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Financials                              44.8
Consumer Discretionary                   8.1
Consumer Staples                         7.0
Telecommunication Services               6.9
Energy                                   6.8
Health Care                              6.6
Industrials                              5.6
Utilities                                5.6
Information Technology                   5.2
Materials                                3.1
Money Market Fund                        0.2
Other                                    0.1

STYLE ALLOCATION (%)

Large-Cap Value                         98.7
Mid-Cap Value                            1.3

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Merrill Lynch & Co., Inc.                3.7
International Business Machines Corp.    3.6
Merck & Co., Inc.                        3.5
AT&T, Inc.                               3.5
Verizon Communications, Inc.             3.4
American International Group, Inc.       3.3
U.S. Bancorp                             3.3
JPMorgan Chase & Co.                     3.3
Wells Fargo & Co.                        3.3
Bank of America Corp.                    3.2
TOTAL                                   34.1

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO (TICKER: PWJ)

The PowerShares Dynamic Mid Cap Growth Portfolio is based on the Dynamic Mid Cap Growth Intellidex(SM) Index, which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Mid Cap Growth Portfolio managed a slightly positive return of 0.52% for the six months ended October 31, 2006. Growth companies lagged their value counterparts as investors sought the safety of lower multiple stocks during an uncertain interest rate environment. Discretionary, technology and materials stocks aided Fund performance; healthcare, energy and financial shares contributed negatively.

        FUND PERFORMANCE HISTORY (%)                                     AS OF 31 OCTOBER 2006
                                                                             FUND INCEPTION
                                                      6 MONTH   1 YEAR   AVG ANN+   CUMULATIVE
Index   Dynamic Mid Cap Growth Intellidex(SM) Index     0.74     16.85     15.66       27.38
        Dow Jones US Mid Cap Growth Index              -0.65     14.12      7.50       22.61
        Russell Mid Cap Growth Index                   -0.58     14.51      8.73       20.09
        S&P Citigroup Mid Cap Growth Index             -0.38     13.09     13.09       17.73

Fund    NAV Return                                      0.52     16.09     14.82       25.84
        Share Price Return                              0.49     15.99     14.71       25.64

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones US Mid Cap Growth Index, the Russell Mid Cap Growth Index and the S&P Citigroup Mid Cap Growth Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of approximately 210, 182 and 450, respectively, widely held stocks.

+    Average annualized

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Industrials                    22.6
Information Technology         20.9
Consumer Discretionary         17.2
Health Care                    17.1
Financials                      8.9
Materials                       6.8
Energy                          5.0
Telecommunication Services      0.7
Consumer Staples                0.5
Money Market Fund               0.5
Other                          (0.2)

STYLE ALLOCATION (%)

Mid-Cap Growth                 96.1
Small-Cap Growth                2.2
Small-Cap Value                 1.1
Mid-Cap Value                   0.6

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Coach, Inc.                     4.0
NVIDIA Corp.                    3.8
Expeditors International
   Washington, Inc.             3.6
Garmin Ltd. (Cayman Islands)    3.5
Starwood Hotels & Resorts
   Worldwide, Inc.              3.4
Precision Castparts Corp.       3.4
Intuit, Inc.                    3.3
Office Depot, Inc.              3.3
ENSCO International, Inc.       3.3
C.R. Bard, Inc.                 3.3
TOTAL                          34.9

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO (TICKER: PWP)

The PowerShares Dynamic Mid Cap Value Portfolio is based on the Dynamic Mid Cap Value Intellidex(SM) Index, which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Mid Cap Growth Portfolio posted a 4.80% return for the six months ended October 31, 2006. Value stocks in general benefited from a rotation into low multiple stocks as uncertainty persisted around interest rates and the Fed's ability to curb inflation without damaging the economy. Mid-cap shares partially participated in the flight to safety, but not to the degree of large cap value names. Industrials and healthcare stocks contributed positively to the Fund's performance; mid-cap energy shares trailed.

        FUND PERFORMANCE HISTORY (%)                                    AS OF 31 OCTOBER 2006
                                                                            FUND INCEPTION
                                                     6 MONTH   1 YEAR   AVG ANN+   CUMULATIVE
Index   Dynamic Mid Cap Value Intellidex(SM) Index     5.24     16.72     13.52       23.47
        Dow Jones US Mid Cap Value Index               3.07     15.21     11.51       17.29
        Russell Mid Cap Value Index                    6.10     20.51     13.82       27.26
        S&P Citigroup Mid Cap Value Index             -1.16     14.21     14.02       19.24

Fund    NAV Return                                     4.80     15.65     12.44       21.53
        Share Price Return                             4.73     15.43     12.19       21.09

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones US Mid Cap Value Index, the Russell Mid Cap Value Index and the S&P Citigroup Mid Cap Value Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of approximately 229, 218 and 450, respectively, widely held stocks.

+    Average annualized

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Financials                               32.8
Industrials                              16.3
Consumer Discretionary                   14.7
Materials                                14.2
Consumer Staples                         10.0
Information Technology                    4.6
Health Care                               3.2
Energy                                    3.0
Telecommunication Services                1.1
Money Market Fund                         0.2
Other                                    (0.1)

STYLE ALLOCATION (%)

Mid-Cap Value                            98.9
Small-Cap Value                           1.1

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Freescale Semiconductor, Inc., Class B    4.0
Sherwin-Williams (The) Co.                3.6
Rohm & Haas Co.                           3.5
Ameriprise Financial, Inc.                3.4
United States Steel Corp.                 3.4
Parker Hannifin Corp.                     3.3
VF Corp.                                  3.3
Eaton Corp.                               3.3
ConAgra Foods, Inc.                       3.3
W.R. Berkley Corp.                        3.3
TOTAL                                    34.4

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO (TICKER: PWT)

The PowerShares Dynamic Small Cap Growth Portfolio is based on the Dynamic Small Cap Growth Intellidex(SM) Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Small Cap Growth Portfolio posted the only negative return of the six PowerShares style funds for the six months ended October 31, 2006, returning -3.89%. Investors sought the safety of large-cap names at the expense of small-cap growth companies, betting larger companies would better weather the uncertain interest rate environment. Industrial, technology and healthcare shares contributed the most to the Fund's underperformance; consumer discretionary and energy minimized the downside with decent results.

        FUND PERFORMANCE HISTORY (%)                                       AS OF 31 OCTOBER 2006
                                                                               FUND INCEPTION
                                                        6 MONTH   1 YEAR   AVG ANN+   CUMULATIVE
Index   Dynamic Small Cap Growth Intellidex(SM) Index    -3.79     13.34     11.09       18.47
        Dow Jones US Small Cap Growth Index              -4.02     12.13      5.89       14.23
        Russell 2000 Growth Index                        -2.69     17.07      4.92       18.97
        S&P Citigroup Small Cap Growth Index             -3.42     11.45     11.45       13.92

Fund    NAV Return                                       -3.89     13.17     10.32       17.74
        Share Price Return                               -4.02     13.18     10.15       17.44

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones US Small Cap Growth Index, the Russell 2000 Growth Index and the S&P Citigroup Small Cap Growth Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of approximately 305, 242 and 600 widely held stocks, respectively.

+    Average annualized

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Consumer Discretionary       30.6
Information Technology       30.1
Industrials                  15.7
Energy                       11.2
Financials                    5.2
Health Care                   4.0
Consumer Staples              2.8
Materials                     0.4
Telecommunication Services    0.4
Other                        (0.4)

STYLE ALLOCATION (%)

Small-Cap Growth             90.1
Small-Cap Value               5.0
Mid-Cap Growth                4.9

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
NetFlix, Inc.                 3.1
Sotheby's                     2.9
Micros Systems, Inc.          2.7
DSW, Inc., Class A            2.7
International Securities
   Exchange Holdings, Inc.    2.6
Kirby Corp.                   2.5
Life Time Fitness, Inc.       2.5
American Reprographics Co.    2.5
Gartner, Inc.                 2.5
TIBCO Software, Inc.          2.5
TOTAL                        26.5

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO (TICKER: PWY)

The PowerShares Dynamic Small Cap Value Portfolio is based on the Dynamic Small Cap Value Intellidex(SM) Index, which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Small Cap Value Portfolio returned 2.41% for the six months ended October 31, 2006. Although investors favored larger companies to smaller companies, lower multiple small-cap stocks were able weather the rotation and managed moderately positive results. Financials, consumer discretionary and technology stocks contributed the most to the Fund's performance. Small-cap energy healthcare and consumer staples had a negative impact on the Fund's performance.

        FUND PERFORMANCE HISTORY (%)                                      AS OF 31 OCTOBER 2006
                                                                              FUND INCEPTION
                                                       6 MONTH   1 YEAR   AVG ANN+   CUMULATIVE
Index   Dynamic Small Cap Value Intellidex(SM) Index     2.80     15.54     10.45       17.98
        Dow Jones US Small Cap Value Index               2.98     18.94     11.28       22.54
        Russell 2000 Value Index                         4.58     22.90     13.81       25.89
        S&P Citigroup Small Cap Value Index              0.94     18.40     18.40       20.42

Fund    NAV Return                                       2.41     14.63      9.60       16.47
        Share Price Return                               2.45     14.58      9.46       16.22

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones US Small Cap Value Index, the Russell 2000 Value Index and the S&P Citigroup Small Cap Value Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of approximately 373, 358 and 600, respectively, widely held stocks.

+    Average annualized

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Financials                        35.7
Industrials                       18.8
Materials                         16.6
Consumer Discretionary            12.1
Information Technology             5.8
Energy                             4.6
Consumer Staples                   3.0
Utilities                          2.7
Telecommunication Services         0.5
Money Market Fund                  0.4
Other                             (0.2)

STYLE ALLOCATION (%)

Small-Cap Value                   97.1
Mid-Cap Value                      2.5
Small-Cap Growth                   0.4

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Greif, Inc., Class A               2.8
Group 1 Automotive, Inc.           2.8
Zenith National Insurance Corp.    2.7
Hercules, Inc.                     2.6
Chaparral Steel Co.                2.6
Lennox International, Inc.         2.5
Payless ShoeSource, Inc.           2.5
Toro (The) Co.                     2.4
Phoenix (The) Cos., Inc.           2.4
Oregon Steel Mills, Inc.           2.4
TOTAL                             25.7

MANAGER'S ANALYSIS

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PFM)

The PowerShares Dividend Achievers(TM) Portfolio is based on the Broad Dividend Achievers(TM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The Broad Dividend Achievers(TM) Index is designed to track the performance of companies that meet the requirements to be classified as "Dividend Achievers(TM)." To become eligible for inclusion in the Broad Dividend Achievers(TM) Index, a company must be incorporated in the United States or one of its territories, trade on the New York Stock Exchange ("NYSE"), NASDAQ or AMEX, and must have raised its annual regular cash dividend payments for at least each of the last ten consecutive fiscal years.

The PowerShares Dividend Achievers(TM) Portfolio returned 7.72% to shareholders for the six months ended October 31, 2006. Since inception, the Fund has returned 14.66%, beating both the S & P 500 and Dow Jones Industrial Average. The Fund presents investors with an opportunity to invest in a moderately low turnover, well-diversified dividend growth index that has outperformed the broader market indices with significantly lower portfolio volatility since the Index's inception in 1983.

Consumer staples, health care and financial stocks account for most of the return of this reporting period. Altria Group, Johnson & Johnson, and Bank of America led each of those sectors, respectively. Although there was very little effect on performance, industrials lagged these past six months as the only sector with negative return in this Fund.

        FUND PERFORMANCE HISTORY (%)                               AS OF 31 OCTOBER 2006
                                                       AVG. ANN.       FUND INCEPTION
                                             6 MONTH     1 YEAR    AVG ANN+   CUMULATIVE
Index   Broad Dividend Achievers(TM) Index     8.07      16.59       13.63       15.48
        S&P 500(R) Index                       6.11      16.34        8.64       14.56
        Dow Jones Industrial Average Index     6.28      15.72        7.20       14.41

Fund    NAV Return                             7.72      15.83       12.92       14.66
        Share Price Return                     7.56      15.59       12.78       14.50

Fund Inception: 15 September 2003

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500(R) Index and Dow Jones Industrial Average Index are unmanaged indices based on the average performance of approximately 500 and 30 common stocks, respectively.

+    Average annualized

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Financials                           29.0
Consumer Staples                     19.8
Health Care                          13.5
Industrials                          12.3
Energy                                8.1
Consumer Discretionary                6.6
Information Technology                3.6
Telecommunication Services            2.9
Materials                             2.2
Utilities                             1.7
Money Market Fund                     0.2
Other                                 0.1

STYLE ALLOCATION (%)

Large-Cap Value                      62.8
Large-Cap Growth                     22.2
Mid-Cap Value                         9.4
Mid-Cap Growth                        3.3
Small-Cap Value                       2.0
Small-Cap Growth                      0.3

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Exxon Mobil Corp.                     5.3
General Electric Co.                  5.2
Citigroup, Inc.                       4.5
Bank of America Corp.                 4.4
Wal-Mart Stores, Inc.                 3.7
Procter & Gamble (The) Co.            3.7
Johnson & Johnson                     3.6
Pfizer, Inc.                          3.5
American International Group, Inc.    3.2
Altria Group, Inc.                    3.1
TOTAL                                40.2

MANAGER'S ANALYSIS

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PEY)

The PowerShares High Yield Equity Dividend Achievers(TM) Portfolio is based on the Mergent Dividend Achievers(TM) 50 Index. The Mergent Dividend Achievers(TM) 50 Index seeks to deliver high current income and capital appreciation. It is comprised of the fifty highest yielding public companies with at least ten years of consecutive dividend increases. The Index's high dividend yield approach provides exposure to deep value companies while the long-term dividend growth requirement attempts to minimize exposure to distressed value companies. The yield-weighted portfolio is rebalanced quarterly and reconstituted annually.

During the reporting period the Fund returned 7.59%, while also paying distributions on a monthly basis. During the six months ended October 31, 2006, distributions totaled $.30544 per share.

Commercial banks and utilities continued to comprise the majority of the Fund's portfolio, helping the Fund's performance during the reporting period. Gas and electric utility stocks continued their climb to become the Fund's largest contributors. Peoples Energy, FPL Group and Pinnacle West Capital Corp. led the gas and electric utilities. Republic Bancorp and Community Trust Bancorp led commercial banking stocks in positive returns assisting the Fund. AT&T and Merck and Co. both had handsome returns, holding the Fund's bottom line. Stocks that had a negative impact to returns were specialty retailer Pier 1 Imports, Inc. and commercial bank Old National Bancorp.

        FUND PERFORMANCE HISTORY (%)                                AS OF 31 OCTOBER 2006
                                                        AVG. ANN.       FUND INCEPTION
                                              6 MONTH     1 YEAR    AVG ANN+   CUMULATIVE
Index   Dividend Achievers 50(TM) Index         7.24      10.21       6.82       13.30
        S&P 500(R) Index                        6.11      16.34       7.25       19.90
        S&P Citigroup Large Cap Value Index     5.32      17.76       7.50       20.71

Fund    NAV Return                              7.59      10.97       7.39       14.44
        Share Price Return                      7.51      10.51       7.12       13.91

Fund Inception: 9 December 2004

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500(R) Index and the S&P Citigroup Large Cap Value Index are unmanaged indexes based on the average performance of approximately 500 and 350 common stocks, respectively.

+    Average annualized

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Financials                           53.4
Utilities                            31.8
Consumer Staples                      7.3
Consumer Discretionary                2.2
Telecommunication Services            2.0
Health Care                           1.8
Materials                             1.7
Money Market Fund                     0.1
Other                                (0.3)

STYLE ALLOCATION (%)

Small-Cap Value                      46.4
Mid-Cap Value                        31.8
Large-Cap Value                      21.8

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
F.N.B. Corp.                          2.8
Peoples Energy Corp.                  2.7
Progress Energy, Inc.                 2.7
First Commonwealth Financial Corp.    2.6
Consolidated Edison, Inc.             2.5
FirstMerit Corp.                      2.5
Washington Mutual, Inc.               2.4
Universal Corp.                       2.4
WPS Resources Corp.                   2.3
Vectren Corp.                         2.3
TOTAL                                25.2

MANAGER'S ANALYSIS

POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PHJ)

The PowerShares High Growth Rate Dividend Achievers(TM) Portfolio is based on the High Growth Rate Dividend Achievers(TM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The High Growth Rate Dividend Achievers(TM) Index is designed to track the performance of the 100 companies with the highest annual dividend growth rate over the last ten years that meet the requirements to be classified as "High Growth Rate Dividend Achievers(TM)." To become eligible for inclusion in the High Growth Rate Dividend Achievers(TM) Index, a company must be incorporated in the United States or one of its territories, trade on the NYSE, NASDAQ or AMEX, and its aggregate annual regular dividend payments must have increased consistently over the course of the last ten or more fiscal years.

The September 2005 launch of the PowerShares High Growth Rate Dividend Achievers(TM) Portfolio presented investors with the first opportunity to invest in a dividend growth index that focuses on companies which are growing their dividends at a rapid pace. Since inception, the Fund has returned 14.31%.

Since May, financials and health care have contributed the most to this Fund's performance. Freddie Mac, Bank of America and Wells Fargo led the pack as the top performing financials. In addition, Johnson & Johnson, Pfizer and Stryker Corp. were the top three securities among the health care sector. Consumer staples followed with Wal-Mart and Sysco pulling the weight.

        FUND PERFORMANCE HISTORY (%)                                         AS OF 31 OCTOBER 2006
                                                                  AVG ANN+       FUND INCEPTION
                                                        6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   High Growth Rate Dividend Achievers(TM) Index     5.21      15.36      13.57       15.40
        Dow Jones Industrial Average Index                6.28      15.72       7.20       14.41
        S&P 500(R) Index                                  6.11      16.34       8.64       14.56

Fund    NAV Return                                        4.50      14.39      12.61       14.31
        Share Price Return                                4.50      14.41      12.53       14.21

Fund Inception: 15 September 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones Industrial Average Index and the S&P 500(R) Index are unmanaged indexes based on the average performance of approximately 30 and 500 common stocks, respectively.

+    Average annualized

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Financials                           46.6
Consumer Discretionary               15.1
Health Care                          14.0
Consumer Staples                     10.0
Industrials                           5.2
Information Technology                5.0
Materials                             4.1
Money Market                          0.1
Other                                (0.1)

STYLE ALLOCATION (%)

Large-Cap Value                      54.1
Large-Cap Growth                     27.8
Mid-Cap Value                         7.1
Mid-Cap Growth                        7.0
Small-Cap Value                       3.3
Small-Cap Growth                      0.7

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
McDonald's Corp.                      4.0
Home Depot (The), Inc.                4.0
Bank of America Corp.                 4.0
Medtronic, Inc.                       4.0
Wells Fargo & Co.                     4.0
Freddie Mac                           4.0
American International Group, Inc.    4.0
Citigroup, Inc.                       4.0
Lowe's Cos., Inc.                     4.0
Johnson & Johnson                     3.9
TOTAL                                39.9

MANAGER'S ANALYSIS

POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PID)

The PowerShares International Dividend Achievers(TM) Portfolio is based on the International Dividend Achievers(TM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The International Dividend Achievers(TM) Index is designed to track the performance of dividend paying American Depositary Receipts and non-U.S. common or ordinary stocks trading on the NYSE, NASDAQ or AMEX. To become eligible for inclusion in the International Dividend Achievers(TM) Index, a company's aggregate annual regular dividend payments must have increased consistently over the course of the last five calendar or fiscal years.

The September 2005 launch of the PowerShares International Dividend Achievers(TM) Portfolio presented investors with the first opportunity to invest in international high yield equities listed in the U.S. At the beginning of 2006, the Fund increased the number of companies from 42 to 60, providing increased diversification, lower volatility and an increased dividend yield. Since inception, the Fund has returned 22.46% and has performed well in this reporting period with a 6.95% return.

Financials, which comprise the largest percentage of the Fund's portfolio, contributed nicely to the Fund's overall performance. Within the financials, banks performed the best followed by insurance companies; diversified financials lagged. Utility stocks in the Fund performed well, and defensive food and tobacco stocks kept pace, while energy stocks contributed only modestly.

        FUND PERFORMANCE HISTORY (%)                                      AS OF 31 OCTOBER 2006
                                                               AVG ANN+       FUND INCEPTION
                                                     6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   International Dividend Achievers(TM) Index     6.72      26.14      19.43       22.13
        MSCI EAFE Index                                6.28      15.72       7.20       26.30
        S&P 500(R) Index                               6.11      16.34       7.25       15.54

Fund    NAV Return                                     6.95      26.52      19.71       22.46
        Share Price Return                             6.93      26.31      19.54       22.25

Fund Inception: 15 September 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and the S&P 500(R) Index are unmanaged indexes based on the average performance of approximately 1,000 widely held stocks traded on exchanges outside the U.S. and 500 common stocks on U.S. exchanges, respectively.

+    Average annualized

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Financials                              41.4
Consumer Staples                        12.4
Utilities                                9.8
Energy                                   9.1
Information Technology                   6.8
Consumer Discretionary                   5.3
Telecommunications Services              4.3
Health Care                              3.4
Materials                                3.0
Industrials                              2.8
Money Market                             0.4
Other                                    1.3

STYLE ALLOCATION (%)

Large-Cap Value                         56.4
Mid-Cap Value                           15.8
Large-Cap Growth                        11.6
Small-Cap Value                          9.2
Mid-Cap Growth                           3.5
Small-Cap Growth                         3.5

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Nam Tai Electronics, Inc.                5.3
Administradora de Fondos de
   Pensiones Provida SA ADR              4.4
Telstra Corp. Ltd. ADR                   4.3
Lloyds TSB Group PLC ADR                 3.5
Endesa SA ADR                            3.3
National Australia Bank Ltd. ADR         2.5
Huaneng Power International, Inc. ADR    2.5
ABN AMRO Holding NV ADR                  2.4
Australia and New Zealand Banking
   Group Ltd. ADR                        2.4
HSBC Holdings PLC ADR                    2.3
TOTAL                                   32.9

MANAGER'S ANALYSIS

POWERSHARES AEROSPACE & DEFENSE PORTFOLIO (TICKER: PPA)

The October 2005 launch of the PowerShares Aerospace & Defense Portfolio presented investors with the first opportunity to invest in a sector that is now on pace to outperform the S&P 500 for the seventh consecutive year.

After gaining more than 16.6% in the five months from November 30, 2005 through April 30, 2006, the performance of the Fund was nominal from May 1, 2006 to October 31, 2006. Although flat, there were some significant price swings as the period saw a global sell-off in equities, 3rd quarter financial results, and an election for the U.S. Congress. Interest in the Fund continued at a high level with the trading volume typically in the top half of all ETFs.

The initial 45 days of the period saw a sell-off in the global market and the defense sector followed suit as investors captured gains from the run-up in the sector earlier in the year. Overall, the Fund's NAV declined from $17.50 to a low of $15.64 on June 13 before rebounding. The Fund moved relatively horizontal, trading in the range between $16.00 and $16.50 until early September. With most of the large defense contractors reporting revenues and profits above expectations, the sector began a rise continuing through the end of the period and into November surpassing its previous all-time highs. Amidst this was a brief pullback of around 3.5% during the waning days of October due to concerns about a pullback associated with a Democratic victory in Congress.

Performance in the sector continues to be driven by several factors including government support for defense and homeland security activities along with recent U.S. successes in capturing greater market share for manufacturing commercial aircraft. With a portfolio defined by the underlying SPADE Defense Index representing a diversified offering of large cap, mid cap and small cap companies, spending in areas such as armor for vehicles and soldiers, night vision systems, border security, and secure communications can be captured. Supplemental appropriations to fund the wars in Iraq and Afghanistan, along with new border security initiatives, should continue to provide increased funding for the sector over the next period.

        FUND PERFORMANCE HISTORY (%)                        AS OF 31 OCTOBER 2006
                                                 AVG ANN+       FUND INCEPTION
                                       6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   SPADE(TM) Defense Index          1.20      18.26      17.59       17.85
        S&P 500(R) Index                 6.11      16.34       7.25       19.90
        Russell 3000 Index               5.12      16.37       8.35       17.92

Fund    NAV Return                       1.40      18.70      18.03       18.30
        Share Price Return               1.33      18.63      18.01       18.28

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500(R) and the Russell 3000 Indexes are unmanaged indexes based on the average performance of approximately 500 and 3,000 common stocks, respectively.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Aerospace/Defense                50.0
Media                            12.7
Miscellaneous Manufacturing      10.6
Electronics                       8.2
Computers                         6.0
Metal Fabricate/Hardware          4.0
Telecommunications                3.8
Packaging & Containers            1.8
Auto Manufacturers                1.4
Engineering & Construction        0.9
Software                          0.5
Commercial Services               0.2
Other                            (0.1)

STYLE ALLOCATION (%)

Large-Cap Growth                 26.6
Mid-Cap Growth                   25.0
Large-Cap Value                  22.3
Mid-Cap Value                    13.4
Small-Cap Growth                  6.5
Small-Cap Value                   6.2

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
United Technologies Corp.         6.8
Boeing Co.                        6.7
Lockheed Martin Corp.             6.4
Honeywell International, Inc.     6.0
General Dynamics Corp.            5.0
DIRECTV Group (The), Inc.         4.9
Garmin Ltd. (Cayman Islands)      4.6
Raytheon Co.                      4.5
EchoStar Communications Corp.,
   Class A                        4.3
Northrop Grumman Corp.            4.2
TOTAL                            53.4

MANAGER'S ANALYSIS

POWERSHARES CLEANTECH(TM) PORTFOLIO (TICKER: PZD)

The PowerShares Cleantech(TM) Portfolio tracks the Cleantech(TM) Index, which is designed to identify companies with the greatest capital appreciation potential within the cleantech industry. A company is considered to be part of the cleantech industry if it produces any knowledge-based product or service that improves operation, performance, productivity or efficiency, while reducing costs, inputs, energy consumption, waste or pollution.

        FUND PERFORMANCE HISTORY (%)   AS OF 31 OCTOBER 2006
                                           FUND INCEPTION
                                            CUMULATIVE
Index   Cleantech(TM) Index                    1.61
        Nasdaq Composite Index                 5.05
        S&P 500(R) Index                      10.83

Fund    NAV Return                             1.26
        Share Price Return                     1.50

Fund Inception: 24 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Nasdaq Composite Index and the S&P 500(R) Index are unmanaged indexes based on the average performance of approximately 3,300 and 500 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Electrical Components & Equipment         19.7
Energy-Alternate Sources                  19.3
Semiconductors                            18.4
Miscellaneous Manufacturing               11.2
Electronics                                9.1
Environmental Control                      7.8
Chemicals                                  4.8
Metal Fabricate/Hardware                   2.0
Oil & Gas Services                         1.7
Biotechnology                              1.6
Machinery-Diversified                      1.6
Computers                                  1.4
Engineering & Construction                 1.4
Other                                      0.0

STYLE ALLOCATION (%)

Small-Cap Growth                          52.8
Small-Cap Value                           30.0
Mid-Cap Growth                             9.4
Mid-Cap Value                              7.8

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
American Power Conversion Corp.            2.1
Commercial Metals Co.                      2.0
Medis Technologies Ltd.                    2.0
Ballard Power Systems, Inc. (Canada)       1.9
Sunpower Corp., Class A                    1.9
Evergreen Energy, Inc.                     1.9
Pentair, Inc.                              1.9
Capstone Turbine Corp.                     1.9
Pacific Ethanol, Inc.                      1.8
Watts Water Technologies, Inc., Class A    1.7
TOTAL                                     19.1

MANAGER'S ANALYSIS

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO (TICKER: PGJ)

The Fund had mixed performance during the period leading to a relatively flat, but positive, return. Four telecommunications companies with large weightings (approximately 20% in aggregate) drove the Fund with positive returns, while several technology companies held the Fund back. The third largest sector concentration, energy, delivered decidedly flat returns. Financials were another bright spot for the Fund, the materials sector offset any gains.

The PowerShares Golden Dragon Halter USX China Portfolio is based on the Halter USX China Index(SM). The Halter USX China Index(SM) is comprised of companies whose common stock is publicly traded in the United States and the majority of whose business is conducted within the People's Republic of China. It was created by the Halter Financial Group in response to the unique economic opportunities taking place in China, as well as the current dynamics in the United States capital markets. While there is strong demand for Chinese equity, U.S. investors still seek and prefer the transparency offered with a U.S. listing. The listing of Chinese companies in the U.S. is a growing trend and this index is intended to provide a valuable tracking and information tool for the investment community.

        FUND PERFORMANCE HISTORY (%)                      AS OF 31 OCTOBER 2006
                                               AVG ANN+       FUND INCEPTION
                                     6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   Halter USX China Index(SM)     0.83      29.93       9.96       19.70
        MSCI EAFE Index                4.01      28.04      15.00       22.14
        S&P 500(R) Index               6.11      16.34       7.25       19.90

Fund    NAV Return                     0.55      28.94       9.21       18.16
        Share Price Return             0.32      28.89       8.89       17.49

Fund Inception: 9 December 2004

*Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and the S&P 500(R) Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 1,000 and 500 common stocks, respectively.

+    Average annualized

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Information Technology              22.3
Telecommunication Services          20.6
Energy                              19.2
Industrials                         11.3
Materials                            8.5
Consumer Discretionary               6.8
Utilities                            4.9
Financials                           4.6
Health Care                          1.3
Consumer Staples                     0.4
Money Market Fund                    0.1
Other                                0.0

STYLE ALLOCATION (%)

Small-Cap Growth                    36.5
Large-Cap Growth                    25.5
Mid-Cap Value                       18.1
Small-Cap Value                     15.4
Large-Cap Value                      4.5

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
China Mobile (Hong Kong)
   Ltd. ADR                          6.7
PetroChina Co. Ltd. ADR              5.9
Huaneng Power International,
   Inc. ADR                          4.9
China Unicom Ltd. ADR                4.9
China Petroleum and
   Chemical Corp. ADR                4.8
Aluminum Corp. of China Ltd. ADR     4.7
China Life Insurance Co. Ltd. ADR    4.6
Suntech Power Holdings
   Co. Ltd. ADR                      4.5
China Telecom Corp. Ltd. ADR         4.5
CNOOC Ltd. ADR                       4.4
TOTAL                               49.9

MANAGER'S ANALYSIS

POWERSHARES LISTED PRIVATE EQUITY PORTFOLIO (TICKER: PSP)

The PowerShares Listed Private Equity Portfolio seeks to replicate the Red Rocks Listed Private Equity Index, which includes more than 30 U.S. publicly listed companies with direct investments in more than 1,000 private businesses. This gives investors diversified exposure to a wide range of growth, and value-oriented listed private equity companies in a single product.

        FUND PERFORMANCE HISTORY (%)            AS OF 31 OCTOBER 2006
                                                    FUND INCEPTION
                                                      CUMULATIVE
Index   Red Rocks Listed Private Equity Index           2.17
        S&P 500 Pure Growth Index                       0.15
        Russell 2000 Index                              0.61

Fund    NAV Return                                      2.19
        Share Price Return                              2.01

Fund Inception: 24 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500 Pure Growth Index and the Russell 2000 Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 3,300 and 2,000 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Investment Companies                 34.0
REITS                                13.3
Internet                              9.9
Holding Companies-
   Diversified Operations             8.7
Diversified Financial Services        8.4
Banks                                 8.3
Commercial Services                   6.2
Biotechnology                         4.6
Retail                                3.6
Electric                              3.0
Other                                 0.0

STYLE ALLOCATION (%)

Mid-Cap Value                        31.5
Small-Cap Value                      28.0
Small-Cap Growth                     25.9
Mid-Cap Growth                       14.6

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
American Capital Strategies Ltd.      8.5
Leucadia National Corp.               8.1
SVB Financial Group                   7.3
CapitalSource, Inc.                   7.0
Allied Capital Corp.                  6.5
KKR Financial Corp.                   6.3
Millennium Pharmaceuticals, Inc.      4.6
CIT Group, Inc.                       4.5
Macquarie Infrastructure Co. Trust    4.0
Apollo Investment Corp.               4.0
TOTAL                                60.8

MANAGER'S ANALYSIS

POWERSHARES LUX NANOTECH PORTFOLIO (TICKER: PXN)

The PowerShares Lux Nanotech Portfolio has continued its strong performance since inception, returning 21.27% to investors since October 2005. Over the six months ended October 31, 2006, the portfolio recovered from a sharp decline after hitting an all-time high of $20.03, and traded at $18.49 as of October 31. The biggest gains came from nanotech toolmaker FEI Corporation and drug developer Flamel Technologies, while the largest decliner was nano-enabled wound care developer NUCRYST Pharmaceuticals, which lost significant ground after publishing poor results from Phase 2 FDA trials for its eczema cream.

Nanotechnology continues to garner significant support from a wide variety of investors. Venture capital investment in nanotechnology will exceed $650 million in 2006, driving the total VC funding to date for nanotech to more than $3 billion. Further, the global markets have continued to show strong interest in nanotechnology over the past six months, with three nanotech IPOs occurring in European markets. Corporations are also making substantial investments in nanotechnology--an estimated $6 billion in 2006--which has reaped dividends in the form of $1.5 billion in nano-enabled drug sales to date. Meanwhile, governments worldwide are expected to contribute $4.8 billion in funding towards nanotechnology in 2006 alone, which would bring the total investment to nanotech development to $11.45 billion for the full year.

        FUND PERFORMANCE HISTORY (%)                        AS OF 31 OCTOBER 2006
                                                 AVG ANN+       FUND INCEPTION
                                       6 MONTH    1 YEAR    AVG ANN   CUMULATIVE
Index   Lux Nanotech Index(TM)          -3.98      22.18     19.39       19.68
        Merrill Lynch Nanotech Index    -7.23      13.16      2.38        8.52
        S&P 500(R) Index                 6.11      16.34      7.25       17.30

Fund    NAV Return                      -2.94      23.77     20.95       21.27
        Share Price Return              -2.88      23.93     21.10       21.42

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Merrill Lynch Nanotech Index and the S&P 500(R) Index are unmanaged indexes based on the average performance of approximately 27 and 500 common stocks, respectively.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Pharmaceuticals                      23.2
Chemicals                            12.8
Computers                            12.4
Electronics                          10.4
Miscellaneous Manufacturing          10.1
Commercial Services                   9.0
Semiconductors                        6.5
Investment Companies                  4.7
Energy-Alternate Sources              4.3
Healthcare-Products                   4.1
Automobile Manufacturers              2.7
Others                               (0.2)

STYLE ALLOCATION (%)

Small-Cap Growth                     57.0
Large-Cap Value                      18.8
Mid-Cap Growth                        9.5
Small-Cap Value                       9.2
Large-Cap Growth                      5.5
Mid-Cap Value                         0.0

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Cambridge Display Technology, Inc.    6.8
Flamel Technologies ADR (France)      6.1
NVE Corp.                             5.8
Nanophase Technologies Corp.          4.9
Arrowhead Research Corp.              4.9
Accelrys, Inc.                        4.8
Symyx Technologies                    4.7
Harris & Harris Group, Inc.           4.7
FEI Co.                               4.6
Abraxis BioScience, Inc.              4.5
TOTAL                                51.8

MANAGER'S ANALYSIS

POWERSHARES VALUE LINE TIMELINESS(TM) SELECT PORTFOLIO (TICKER: PIV)

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line Timeliness(TM) Select Index (the "Value Line Index").

The Value Line Index is comprised of the 50 domestic stocks with the greatest capital appreciation potential as identified by the Value Line Timeliness Select Methodology. The Value Line Index seeks to provide market out-performance and reduce risk by incorporating Value Line's Safety Ranking into the investment process.

The objective of the Value Line Index is to represent a group of U.S. common stocks that have the potential to outperform the U.S. equity market. Stocks are selected using a proprietary rules-based discipline, which selects stocks with the greatest potential for capital appreciation based on the three core Value Line Ranking Systems.

The Value Line Index contains the 50 highest cumulative ranked stocks for Safety(TM) and Technicals(TM) chosen from the one hundred number one ranked stocks for Timeliness(TM). The Value Line Index removes stocks from the Value Line Index if they are no longer ranked number one for Timeliness(TM) and replaces removed stocks using the same methodology as described above.

Over the reporting period, the Fund significantly underperformed the broader market. One of the main differences was the large, mid and small cap mix, which has helped the Fund's outperformance in the past, worked against it this time. In the energy sector, performance suffered due to the Fund being overweight in small caps and overweight in large caps. Significant exposure to the technology and Industrials, which both had lagging returns, also caused the Fund's poor performance.

        FUND PERFORMANCE HISTORY (%)                       AS OF 31 OCTOBER 2006
                                                               FUND INCEPTION
                                                 6 MONTH         CUMULATIVE
Index   Value Line Timeliness(TM) Select Index    -8.90             0.33
        S&P 500(R) Index                           6.11            10.83
        Russell 2000 Index                         0.90            12.70

Fund    NAV Return                                -8.72             0.52
        Share Price Return                        -9.00            -0.13

Fund Inception: 6 December 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500(R) Index and the Russell 2000 Index are unmanaged indexes based on the average performance of approximately 500 and 2,000 common stocks, respectively.

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Consumer Discretionary                 26.1
Industrials                            20.0
Information Technology                 15.6
Energy                                 10.3
Financials                              7.8
Health Care                             7.8
Materials                               6.8
Consumer Staples                        3.6
Telecommunication Services              2.0
Other                                   0.0

STYLE ALLOCATION (%)

Mid-Cap Growth                         26.3
Small-Cap Growth                       24.3
Large-Cap Growth                       13.8
Small-Cap Value                        13.7
Mid-Cap Value                          12.2
Large-Cap Value                         9.7

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Kimball International, Inc., Class B    2.7
Sotheby's                               2.5
Allegheny Technologies, Inc.            2.5
Illumina, Inc.                          2.5
Midwest Express Holding, Inc.           2.5
Tempur-Pedic International, Inc.        2.4
American Eagle Outfitters, Inc.         2.3
Terex Corp.                             2.3
Hercules, Inc.                          2.2
DIRECTV Group (The), Inc.               2.2
TOTAL                                  24.1

MANAGER'S ANALYSIS

POWERSHARES WATER RESOURCES PORTFOLIO (TICKER: PHO)

The PowerShares Water Resources Portfolio, launched December 2005, has experienced exceptional interest since inception. The Fund addressed the demand by investors to participate in the growth of an industry focused on one of the most vital resources on earth: water. Virtually every country in the world is presented with some combination of water quality and quantity issues that require significant expenditures to resolve.

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Palisades Water Index. The Palisades Water Index includes water companies drawn from the following sectors: water utilities, treatment, analytical and monitoring, infrastructure and distribution, water resource management, and conglomerate water companies.

The Fund felt a tight squeeze on its performance at the beginning of the reporting period through its lows in July. This was mainly due to higher exposure to small and micro companies which experienced heavy losses in the shift to large cap companies occurring over the period. Since its lows in July, the Fund recovered and had a -1.87% return during the period. The Fund received some of its positive performance from some international exposure through its holdings in United Utilities PLC, SUEZ SA and Veolia Environments.

        FUND PERFORMANCE HISTORY (%)             AS OF 31 OCTOBER 2006
                                                    FUND INCEPTION
                                       6 MONTH        CUMULATIVE
Index   Palisades Water Index           -1.89            17.29
        S&P 500(R) Index                 6.11            10.83
        Dow Jones Utility Index         12.79            10.95

Fund    NAV Return                      -1.87            17.16
        Share Price Return              -2.19            15.83

Fund Inception: 6 December 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500(R) Index and the Dow Jones Utility Index are unmanaged indexes based on the average performance of approximately 500 and 15 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Water                               24.6
Miscellaneous Manufacturing         21.7
Environmental Control               10.1
Engineering & Construction           9.1
Electronics                          7.9
Metal Fabricate/Hardware             6.3
Machinery-Diversified                5.4
Hand/Machine Tools                   3.7
Biotechnology                        3.5
Healthcare-Products                  3.1
Chemicals                            1.5
Electrical Components & Equipment    1.4
Electric                             1.3
Money Market Fund                    0.3
Other                                0.1

STYLE ALLOCATION (%)

Small-Cap Value                     31.9
Small-Cap Growth                    21.5
Mid-Cap Value                       19.2
Mid-Cap Growth                      16.7
Large-Cap Growth                     6.5
Large-Cap Value                      4.2

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Pentair, Inc.                        4.1
Watts Water Technologies,
   Inc., Class A                     4.1
Mueller Water Products, Inc. ADR     3.9
Franklin Electric Co., Inc.          3.7
Danaher Corp.                        3.6
American States Water Co.            3.6
Aqua America, Inc.                   3.6
ITT Industries, Inc.                 3.6
Nalco Holding Co.                    3.5
Millipore Corp.                      3.5
TOTAL                               37.2

MANAGER'S ANALYSIS

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO (TICKER: PBW)

The past six months began from a coincidentally high point reached in early May near the start of the reporting period, with the remainder of May through July characterized by significantly decreasing valuations in clean energy stocks. Stock valuations within the Fund were then mostly flat during the period from August through the end of October. That initial sharp decline was likely due in some part to regression to the mean and profit taking following a 74% increase in Fund shares over the twelve months ended April 30, 2006, as well as softening in energy broadly conceived. A Democratic controlled House and Senate may return some more usual volatility to the underlying shares as clean energy is reconsidered nationwide.

The PowerShares WilderHill Clean Energy Portfolio is based on the WilderHill Clean Energy Index. The WilderHill Clean Energy Index seeks to deliver capital appreciation. It is comprised of companies that focus on greener and generally renewable sources of energy and technologies facilitating cleaner energy. The modified equal-weighted portfolio is rebalanced and reconstituted quarterly.

Companies selected for the Clean Energy Index include companies that contribute to the advancement of clean energy, including those developing and selling energy technologies and energy management services designed to address efficiency and environmental challenges as well as changes in fossil fuel resource abundance. Trends affecting adoption of clean energy technologies include (but are not limited to) conventional air pollution, carbon dioxide and other greenhouse gas pollution leading to global warming, and risks to centralized grid or other energy infrastructure.

There is a strong bias in favor of pure-play companies in wind, solar power, hydrogen and fuel cells and directly related industries. Companies in emerging clean energy fields, such as wave, tidal, geothermal and others, will be considered with respect to carbon content, impact upon marine and terrestrial biodiversity, and the degree to which they advance or reflect the clean energy sector.

The twelve months ended October 31, 2006 was characterized by remarkably rising valuations in clean energy, culminating with a high coincidentally near the end of April 2006, providing investors in the fund with a remarkable 74.01% return for the period. This year-long increase was due to several influential factors including historic, sustained high oil prices, new attention given to IPOs in solar power and ethanol, fast growing demand for biofuels, and energy efficiency technology stocks receiving heightened valuations. Such strong outperformance to the upside is not likely sustainable, however, given the period is ending on a relatively high valuation. Sizable volatility can be expected to continue as well. In general the past twelve months have perhaps brought greater attention to clean energy stocks, than ever before.

        FUND PERFORMANCE HISTORY (%)                         AS OF 31 OCTOBER 2006
                                                  AVG ANN+       FUND INCEPTION
                                        6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   WilderHill Clean Energy Index    -21.75     13.16      7.40        12.60
        Nasdaq Composite Index             1.90     11.62      6.96        14.98
        S&P 500(R) Index                   6.11     16.34      7.25        17.30

Fund    NAV Return                       -20.11     15.58      8.51        14.54
        Share Price Return               -20.17     15.37      8.53        14.59

Fund Inception: 3 March 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Nasdaq Composite Index and the S&P 500(R) Index are unmanaged indexes based on the average performance of approximately 3,300 and 500 common stocks, respectively.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Energy-Alternate Sources            26.2
Electrical Components & Equipment   19.3
Semiconductors                      17.3
Chemicals                           11.5
Electric                             9.3
Electronics                          6.3
Computers                            5.9
Agriculture                          2.0
Biotechnology                        1.9
Auto Parts & Equipment               0.5
Money Market Fund                    0.1
Other                               (0.3)

STYLE ALLOCATION (%)

Small-Cap Growth                    59.3
Small-Cap Value                     15.8
Mid-Cap Growth                       9.9
Mid-Cap Value                        7.9
Large-Cap Growth                     5.2
Large-Cap Value                      1.9

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
OM Group, Inc.                       4.6
Medis Technologies Ltd.              3.8
Sunpower Corp., Class A              3.8
Ballard Power Systems,
   Inc. (Canada)                     3.8
American Power Conversion Corp.      3.7
Energy Conversion Devices, Inc.      3.7
Ormat Technologies, Inc.             3.5
Maxwell Technologies, Inc.           3.2
Suntech Power Holdings Co.
   Ltd. ADR (Cayman Islands)         3.2
KYOCERA Corp. ADR (Japan)            3.2
TOTAL                               36.5

MANAGER'S ANALYSIS

POWERSHARES WILDERHILL PROGRESSIVE ENERGY PORTFOLIO (TICKER: PUW)

The PowerShares WilderHill Progressive Energy Portfolio is based on the WilderHill Progressive Energy Index. The Index is comprised of U.S.-listed companies that are significantly involved in transitional energy bridge technologies, with an emphasis on improving the use of fossil fuels. The modified equal-weighted portfolio is rebalanced and reconstituted quarterly.

        FUND PERFORMANCE HISTORY (%)          AS OF 31 OCTOBER 2006
                                                  FUND INCEPTION
                                                   CUMULATIVE
Index   WilderHill Progressive Energy Index            0.97
        NASDAQ Composite Index                         0.93
        S&P 500(R) Index                               0.06

Fund    NAV Return                                     1.00
        Share Price Return                             0.98

Fund Inception: 24 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and the S&P 500(R) Index are unmanaged indexes based on the average performance of approximately 3,300 and 500 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Semiconductors                      14.4
Electrical Components & Equipment   13.2
Energy-Alternate Sources             9.8
Oil & Gas                            8.8
Auto Parts & Equipment               7.6
Electric                             7.1
Chemicals                            6.7
Miscellaneous Manufacturing          5.5
Auto Manufacturers                   5.4
Gas                                  5.3
Environmental Control                4.4
Food                                 3.8
Hand/Machine Tools                   3.8
Aerospace/Defense                    3.2
Electronics                          0.5
Investment Companies                 0.5
Other                                0.0

STYLE ALLOCATION (%)

Small-Cap Growth                    37.8
Small-Cap Value                     23.5
Mid-Cap Value                       14.0
Mid-Cap Growth                      10.5
Large-Cap Value                      8.4
Large-Cap Growth                     5.8

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Headwaters, Inc.                     5.1
Tenneco, Inc.                        4.7
Aventine Renewable Energy
   Holdings, Inc.                    4.7
Chesapeake Energy Corp.              4.6
Sasol Ltd. ADR (South Africa)        4.3
ON Semiconductor Corp.               3.9
Baldor Electric Co.                  3.8
SunOpta, Inc. (Canada)               3.8
Methanex Corp. (Canada) 3.8
Vicor Corp.                          3.8
TOTAL                               42.5

MANAGER'S ANALYSIS

POWERSHARES ZACKS MICRO CAP PORTFOLIO (TICKER: PZI)

The PowerShares Zacks Micro Cap Portfolio is based on the Zacks Micro Cap Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The Zacks Micro Cap Index selection methodology is designed to identify companies with potentially superior risk-return profiles as determined by Zacks Investment Research ("Zacks"). The objective of the Zacks Micro Cap Index is to actively represent a group of stocks which have the potential to outperform passive benchmark micro cap indices (such as the Russell and Dow Jones Micro Cap Indices) and other actively managed U.S. micro cap strategies.

Micro cap stocks have lagged behind larger cap stocks over the six months ended October 31, 2006. As a result, the Fund posted a 2.00% loss this reporting period. The Fund continues to perform well on a relative basis as the Russell Micro Cap Index lost 2.44% over the same period. Health care and industrials negatively affected the Fund's performance. Superior stock selection within the financial, telecommunication services and consumer staples sectors contributed significantly to the Fund's relative outperformance.

        FUND PERFORMANCE HISTORY (%)                   AS OF 31 OCTOBER 2006
                                            AVG ANN+       FUND INCEPTION
                                  6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   Zacks Micro Cap Index      -2.26      18.02      12.70       15.46
        Russell Micro Cap Index    -0.51      17.36      15.03       16.95
        S&P 500(R) Index            6.11      16.34       7.25       15.54

Fund    NAV Return                 -2.00      18.47      13.00       15.83
        Share Price Return         -1.80      18.84      13.03       15.87

Fund Inception: 18 August 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell Micro Cap Index and the S&P 500(R) Index are unmanaged indices based on the average performance of approximately 2,000 and 500 common stocks, respectively.

+    Average annualized

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Information Technology             26.2
Financials                         23.4
Consumer Discretionary             16.1
Industrials                        14.8
Health Care                         5.6
Materials                           5.2
Energy                              4.2
Consumer Staples                    3.2
Telecommunication Services          1.3
Utilities                           0.5
Money Market Fund                   0.2
Other                              (0.7)

STYLE ALLOCATION (%)

Small-Cap Value                    52.5
Small-Cap Growth                   47.5

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
21st Century Holding Co.            0.4
AMREP Corp.                         0.4
Helen of Troy Ltd. (Bermuda)        0.4
L.B. Foster Co., Class A            0.3
Zygo Corp.                          0.3
Brush Engineered Materials, Inc.    0.3
G-III Apparel Group Ltd.            0.3
Universal Stainless &
   Alloy Products, Inc.             0.3
Krispy Kreme Doughnuts, Inc.        0.3
Mikron Infrared, Inc.               0.3
TOTAL                               3.3

MANAGER'S ANALYSIS

POWERSHARES ZACKS SMALL CAP PORTFOLIO (TICKER: PZJ)

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Zacks Small Cap Index.

The Zacks Small Cap Index selects companies with potentially superior risk / return profiles as identified using a proprietary ranking methodology developed by Zacks. The goal of the Zacks Small Cap Index is to outperform both the Russell 2000 Index and professional small capitalization asset managers.

The PowerShares Zacks Small Cap Portfolio continues to post a positive return since inception in February 2006. The Fund benefited from consumer discretionary and utility sectors. Consumer discretionary companies such as William Lyon Homes and Books-A-Million played a large part in keeping this Fund's cumulative return positive.

        FUND PERFORMANCE HISTORY (%)             AS OF 31 OCTOBER 2006
                                                     FUND INCEPTION
                                       6 MONTH         CUMULATIVE
Index   Zacks Small Cap Index           -3.23            1.92
        S&P Small Cap Index             -1.18            5.62
        Russell 2000 Index               0.90            3.43

Fund    NAV Return                      -3.01            2.14
        Share Price Return              -3.15            1.91

Fund Inception: 16 February 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Small Cap and the Russell 2000 Indexes are unmanaged indexes based on the average performance of approximately 600 and 2,000 common stocks, respectively.

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Industrials                   21.7
Information Technology        17.8
Consumer Discretionary        16.3
Financials                    14.7
Health Care                   11.6
Materials                      6.5
Energy                         5.4
Consumer Staples               3.5
Utilities                      2.7
Money Market Fund              0.1
Other                         (0.3)

STYLE ALLOCATION (%)

Small-Cap Value               52.1
Small-Cap Growth              46.6
Mid-Cap Growth                 0.8
Mid-Cap Value                  0.5

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Align Technology, Inc.         0.7
Connetics Corp.                0.7
Copa Holdings SA, Class A      0.6
Volcom, Inc.                   0.6
TeleTech Holdings, Inc.        0.6
Jacuzzi Brands, Inc.           0.5
Horizon Lines, Inc. Class A    0.5
Robbins & Myers, Inc.          0.5
Isis Pharmaceuticals, Inc.     0.5
VistaPrint Ltd. (Bermuda)      0.5
TOTAL                          5.7

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC BASIC MATERIALS SECTOR PORTFOLIO (TICKER: PYZ)

The PowerShares Dynamic Basic Materials Sector Portfolio is based on the Dynamic Basic Materials Sector Intellidex(SM) Index. This Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investments and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index and incorporated by the portfolio manager.

        FUND PERFORMANCE HISTORY (%)                          AS OF 31 OCTOBER 2006
                                                                  FUND INCEPTION
                                                                    CUMULATIVE
Index   Dynamic Basic Materials Sector Intellidex(SM) Index            3.18
        S&P Materials Index                                            3.25
        Dow Jones Basic Materials Index                                3.25

Fund    NAV Return                                                     3.17
        Share Price Return                                             3.21

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Materials Index and the Dow Jones Basic Materials Index are unmanaged indexes based on the average performance of approximately 30 and 90 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Chemicals                         49.5
Iron/Steel                        18.1
Mining                            16.2
Packaging & Containers             7.1
Building Materials                 2.7
Metal Fabricate/Hardware           2.3
Household Products/Wares           1.5
Environmental Control              1.3
Forest Products & Paper            1.1
Other                              0.2

STYLE ALLOCATION (%)

Mid-Cap Value                     36.4
Small-Cap Value                   24.8
Large-Cap Value                   17.3
Mid-Cap Growth                    12.7
Large-Cap Growth                   5.0
Small-Cap Growth                   3.8

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Allegheny Technologies, Inc.       3.0
Nucor Corp.                        2.6
Rohm & Haas Co.                    2.6
E.I. du Pont de Nemours and Co.    2.6
Southern Copper Corp.              2.6
Phelps Dodge Corp.                 2.5
United States Steel Corp.          2.5
Dow Chemical (The) Co.             2.5
PPG Industries, Inc.               2.5
Air Products & Chemicals, Inc.     2.4
TOTAL                             25.8

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC CONSUMER DISCRETIONARY SECTOR PORTFOLIO (TICKER: PEZ)

The PowerShares Dynamic Consumer Discretionary Sector Portfolio is based on the Dynamic Consumer Discretionary Sector Intellidex(SM) Index. This Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investments and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index and incorporated by the portfolio manager.

        FUND PERFORMANCE HISTORY (%)                                 AS OF 31 OCTOBER 2006
                                                                         FUND INCEPTION
                                                                           CUMULATIVE
Index   Dynamic Consumer Discretionary Sector Intellidex(SM) Index            2.08
        S&P Consumer Discretionary Index                                      1.29
        Dow Jones Consumer Services Index                                     1.26

Fund    NAV Return                                                            2.04
        Share Price Return                                                    2.01

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Discretionary Index and the Dow Jones Consumer Services Index are unmanaged indexes based on the average performance of approximately 86 and 250 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Retail                       36.9
Apparel                      12.1
Media                        11.3
Airlines                      6.6
Commercial Services           6.4
Leisure Time                  3.9
Entertainment                 3.8
Chemicals                     2.6
Lodging                       2.5
Advertising                   2.5
Home Furnishings              2.5
Auto Parts & Equipment        2.4
Housewares                    2.3
Internet                      1.4
Machinery-Diversified         1.4
Hand/Machine Tools            1.4
Other                         0.0

STYLE ALLOCATION (%)

Small-Cap Value              24.0
Mid-Cap Value                22.7
Mid-Cap Growth               15.3
Large-Cap Growth             14.5
Large-Cap Value              12.5
Small-Cap Growth             11.0

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Nordstrom, Inc.               3.0
Time Warner, Inc.             2.6
Sherwin-Williams (The) Co.    2.6
NIKE, Inc., Class B           2.6
DIRECTV Group (The), Inc.     2.6
McDonald's Corp.              2.6
Harley-Davidson, Inc.         2.6
Starwood Hotels & Resorts
   Worldwide, Inc.            2.5
Omnicom Group, Inc.           2.5
J.C. Penney Co., Inc.         2.5
TOTAL                        26.1

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC CONSUMER STAPLES SECTOR PORTFOLIO (TICKER: PSL)

The PowerShares Dynamic Consumer Staples Sector Portfolio is based on the Dynamic Consumer Staples Sector Intellidex(SM) Index. This Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investments and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index and incorporated by the portfolio manager.

        FUND PERFORMANCE HISTORY (%)                           AS OF 31 OCTOBER 2006
                                                                  FUND INCEPTION
                                                                    CUMULATIVE
Index   Dynamic Consumer Staples Sector Intellidex(SM) Index           0.52
        S&P Consumer Staples Index                                     2.09
        Dow Jones Consumer Goods Index                                 1.86

Fund    NAV Return                                                     0.75
        Share Price Return                                             0.63

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Staples Index and the Dow Jones Consumer Goods Index are unmanaged indexes based on the average performance of approximately 39 and 160 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Food                                35.6
Beverages                           17.5
Retail                              14.1
Agriculture                         10.9
Household Products/Wares             8.3
Cosmetic/Personal Care               8.1
Phamaceuticals                       2.6
Electrical Components & Equipment    1.7
Miscellaneous Manufacturing          1.2
Other                                0.0

STYLE ALLOCATION (%)

Mid-Cap Value                       27.7
Large-Cap Value                     24.7
Small-Cap Value                     21.7
Large-Cap Growth                    20.4
Small-Cap Growth                     4.1
Mid-Cap Growth                       1.4

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Sysco Corp.                          2.8
Wal-Mart Stores, Inc.                2.7
Costco Wholesale Corp.               2.7
Colgate-Palmolive Co.                2.7
Kimberly-Clark Corp.                 2.6
General Mills, Inc.                  2.6
Coca-Cola (The) Co.                  2.6
Procter & Gamble Co.                 2.5
Kellogg Co.                          2.5
PepsiCo, Inc.                        2.4
TOTAL                               26.1

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC ENERGY SECTOR PORTFOLIO (TICKER: PXI)

The PowerShares Dynamic Basic Energy Sector Portfolio is based on the Dynamic Energy Sector Intellidex(SM) Index. This Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investments and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index and incorporated by the portfolio manager.

        FUND PERFORMANCE HISTORY (%)                 AS OF 31 OCTOBER 2006
                                                         FUND INCEPTION
                                                           CUMULATIVE
Index   Dynamic Energy Sector Intellidex(SM) Index            5.67
        S&P Energy Index                                     21.28
        Dow Jones Oil & Gas Index                             5.32

Fund    NAV Return                                            5.70
        Share Price Return                                    5.55

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Energy Index and the Dow Jones Oil & Gas Index are unmanaged indexes based on the average performance of approximately 29 and 70 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Oil & Gas                         50.4
Oil & Gas Services                30.9
Coal                               5.0
Gas                                4.4
Pipeline                           3.1
Metal Fabricate/Hardware           2.0
Mining                             1.5
Energy-Alternate Sources           1.4
Transportation                     1.3
Other                              0.0

STYLE ALLOCATION (%)

Mid-Cap Growth                    22.9
Mid-Cap Value                     19.2
Small-Cap Value                   17.6
Large-Cap Value                   17.3
Small-Cap Growth                  13.2
Large-Cap Growth                   9.8

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Exxon Mobil Corp.                  2.6
Chevron Corp.                      2.6
Anadarko Petroleum Corp.           2.6
Schlumberger Ltd. (Netherlands)    2.5
XTO Energy, Inc.                   2.5
Noble Energy, Inc.                 2.5
Halliburton Co.                    2.5
Diamond Offshore Drilling, Inc.    2.4
Marathon Oil Corp.                 2.4
Baker Hughes, Inc.                 2.4
TOTAL                             25.0

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC FINANCIAL SECTOR PORTFOLIO (TICKER: PFI)

The PowerShares Dynamic Financial Sector Portfolio is based on the Dynamic Financial Sector Intellidex(SM) Index. This Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investments and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index and incorporated by the portfolio manager.

        FUND PERFORMANCE HISTORY (%)                    AS OF 31 OCTOBER 2006
                                                           FUND INCEPTION
                                                             CUMULATIVE
Index   Dynamic Financial Sector Intellidex(SM) Index          -0.64
        S&P Financials Index                                    0.31
        Dow Jones Financials Index                              0.29

Fund    NAV Return                                             -0.64
        Share Price Return                                     -0.72

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Financials Index and the Dow Jones Financials Index are unmanaged indexes based on the average performance of approximately 89 and 300 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Insurance                         55.4
Banks                             23.5
Diversified Financial Services    16.6
Commercial Services                2.7
Real Estate                        1.8
Other                              0.0

STYLE ALLOCATION (%)

Mid-Cap Value                     33.9
Large-Cap Value                   32.7
Small-Cap Value                   20.3
Large-Cap Growth                   7.7
Mid-Cap Growth                     4.1
Small-Cap Growth                   1.3

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Goldman Sachs Group, Inc.          3.0
Lehman Brothers Holdings, Inc.     2.9
Franklin Resources, Inc.           2.8
Moody's Corp.                      2.6
ACE Ltd. (Cayman Islands)          2.6
Chubb Corp.                        2.6
Principal Financial Group, Inc.    2.5
State Street Corp.                 2.5
Prudential Financial, Inc.         2.5
Mellon Financial Corp.             2.5
TOTAL                             26.5

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC HEALTHCARE SECTOR PORTFOLIO (TICKER: PTH)

The PowerShares Dynamic Healthcare Sector Portfolio is based on the Dynamic Healthcare Sector Intellidex(SM) Index. This Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investments and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index and incorporated by the portfolio manager.

        FUND PERFORMANCE HISTORY (%)                     AS OF 31 OCTOBER 2006
                                                            FUND INCEPTION
                                                              CUMULATIVE
Index   Dynamic Healthcare Sector Intellidex(SM) Index            0.16
        S&P Health Care Index                                     0.28
        Dow Jones Healthcare Index                                0.20

Fund    NAV Return                                                0.12
        Share Price Return                                        0.00

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Health Care Index and the Dow Jones Healthcare Index are unmanaged indexes based on the average performance of approximately 56 and 180 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Healthcare-Products                    31.6
Healthcare-Services                    27.8
Pharmaceuticals                        18.5
Commercial Services                     6.4
Electronics                             6.0
Biotechnology                           4.6
Insurance                               2.6
Internet                                1.3
Advertising                             1.2
Other                                   0.0

STYLE ALLOCATION (%)

Mid-Cap Growth                         40.6
Small-Cap Growth                       19.6
Large-Cap Growth                       17.5
Mid-Cap Value                          11.8
Small-Cap Value                         5.5
Large-Cap Value                         5.0

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Applera Corp. - Applied Biosystems
   Group                                3.0
Merck & Co, Inc.                        2.7
Aetna, Inc.                             2.7
AmerisourceBergen Corp.                 2.6
Baxter International, Inc.              2.6
Cigna Corp.                             2.6
Johnson & Johnson                       2.5
Varian Medical Systems, Inc.            2.5
Becton Dickinson & Co.                  2.5
Laboratory Corp. of America Holdings    2.4
TOTAL                                  26.1

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC INDUSTRIALS SECTOR PORTFOLIO (TICKER: PRN)

The PowerShares Dynamic Industrials Sector Portfolio is based on the Dynamic Industrials Sector Intellidex(SM) Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investments and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index and incorporated by the portfolio manager.

        FUND PERFORMANCE HISTORY (%)                      AS OF 31 OCTOBER 2006
                                                              FUND INCEPTION
                                                                CUMULATIVE
Index   Dynamic Industrials Sector Intellidex(SM) Index           -0.41
        S&P Industrials Index                                     -2.27
        Dow Jones Industrials Index                               -0.61

Fund    NAV Return                                                -0.43
        Share Price Return                                        -0.54

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Industrials Index and the Dow Jones Industrials Index are unmanaged indexes based on the average performance of approximately 52 and 270 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Miscellaneous Manufacturing       14.0
Commercial Services               13.7
Machinery-Diversified              8.1
Aerospace/Defense                  7.2
Metal Fabricate/Hardware           6.7
Environmental Control              6.3
Electrical Components & Equipment  6.3
Hand/Machine Tools                 5.7
Machinery-Construction & Mining    5.7
Transportation                     5.5
Engineering & Construction         5.0
Auto Manufacturers                 3.6
Building Materials                 2.9
Electronics                        2.9
Household Products/Wares           2.4
Housewares                         1.4
Retail                             1.3
Distribution/Wholesale             1.3
Other                              0.0

STYLE ALLOCATION (%)

Mid-Cap Value                     24.4
Mid-Cap Growth                    24.0
Small-Cap Value                   20.4
Large-Cap Value                   12.7
Small-Cap Growth                  10.9
Large-Cap Growth                   7.6

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Manpower, Inc.                     2.7
FedEx Corp.                        2.6
Precision Castparts Corp.          2.6
Waste Management, Inc.             2.6
Cummins, Inc.                      2.5
Eaton Corp.                        2.5
Paccar, Inc.                       2.5
Republic Services, Inc.            2.4
Cooper Industries Ltd., Class A
   (Bermuda)                       2.4
Raytheon Co.                       2.4
TOTAL                             25.2

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC TECHNOLOGY SECTOR PORTFOLIO (TICKER: PTF)

The PowerShares Dynamic Technology Sector Portfolio is based on the Dynamic Technology Sector Intellidex(SM) Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investments and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index and incorporated by the portfolio manager.

        FUND PERFORMANCE HISTORY (%)                     AS OF 31 OCTOBER 2006
                                                             FUND INCEPTION
                                                               CUMULATIVE
Index   Dynamic Technology Sector Intellidex(SM) Index           -0.09
        S&P Information Technology Index                          0.72
        Dow Jones Technology Index                                0.27

Fund    NAV Return                                               -0.12
        Share Price Return                                       -0.23

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Information Technology Index and the Dow Jones Technology Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 88 and 252 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Computers                                        24.1
Software                                         19.1
Semiconductors                                   15.9
Electronics                                      13.0
Telecommunications                               12.0
Commercial Services                               5.4
Internet                                          4.1
Electrical Components & Equipment                 3.5
Retail                                            1.6
Office/Business Equipment                         1.3
Other                                             0.0

STYLE ALLOCATION (%)

Mid-Cap Growth                                   39.5
Large-Cap Growth                                 18.1
Small-Cap Value                                  17.1
Small-Cap Growth                                 12.3
Mid-Cap Value                                    10.6
Large-Cap Value                                   2.4

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Freescale Semiconductor, Inc. Class B             3.0
NCR Corp.                                         2.8
Amphenol Corp., Class A                           2.6
Agilent Technologies, Inc.                        2.6
International Business Machines Corp.             2.6
Lexmark International, Inc., Class A              2.6
Cisco Systems, Inc.                               2.6
Fiserv, Inc.                                      2.6
Hewlett-Packard Co.                               2.5
Cognizant Technology Solutions Corp., Class A     2.5
TOTAL                                            26.4

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC TELECOMMUNICATIONS & WIRELESS PORTFOLIO (TICKER: PTE)

The PowerShares Dynamic Telecommunications & Wireless Portfolio is based on the Dynamic Telecommunications & Wireless Intellidex(SM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The Fund continued its advance for 2006, returning 10.56% for the six months ended October 31, 2006. This performance was primarily caused by the telecommunication companies such as AT&T, Inc., Qwest Communications International, Inc. and BellSouth Corp. Media stocks DIRECTV Group (The), Inc. and Comcast Corp. were also positive contributors along with the wireless telecommunications, specifically USA Mobility and Telephone & Data Systems, Inc.

        FUND PERFORMANCE HISTORY (%)                                            AS OF 31 OCTOBER 2006
                                                                                    FUND INCEPTION
                                                                       6 MONTH        CUMULATIVE
Index   Dynamic Telecommunications and Wireless Intellidex(SM) Index    11.05           24.95
        S&P SuperComposite Telecommunications Services Index            17.20           26.37
        Russell 3000 Index                                               5.12           66.19
Fund    NAV Return                                                      10.56           23.53
        Share Price Return                                              10.87           23.93


Fund Inception: 6 December 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares' performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Telecommunications Services Index and the Russell 3000 Index are unmanaged indexes based on the average performance of 13 and 3,000 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Telecommunications                          73.4
Media                                       10.7
Internet                                     5.6
Electronics                                  5.4
Commercial Services                          2.7
Software                                     2.5
Other                                       (0.3)

Style Allocation (%)

Large-Cap Growth                            25.0
Small-Cap Value                             21.9
Mid-Cap Growth                              16.8
Large-Cap Value                             14.9
Mid-Cap Value                               13.4
Small-Cap Growth                             8.0

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
DIRECTV Group (The), Inc.                    5.4
Comcast Corp., Class A                       5.2
Cisco Systems, Inc.                          5.2
AT&T, Inc.                                   5.1
Verizon Communications, Inc.                 4.9
Motorola, Inc.                               4.6
Qwest Communications International, Inc.     4.5
ALLTEL Corp.                                 4.4
Avaya, Inc.                                  3.1
Level 3 Communications, Inc.                 3.1
TOTAL                                       45.5

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC UTILITIES PORTFOLIO (TICKER: PUI)

The PowerShares Dynamic Utilities Portfolio is based on the Dynamic Utilities Intellidex(SM) Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index and incorporated by the portfolio manager.

        FUND PERFORMANCE HISTORY (%)                                  AS OF 31 OCTOBER 2006
                                                           AVG ANN+       FUND INCEPTION
                                                 6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   Dynamic Utilities Intellidex(SM) Index    15.84      22.63      25.05       25.43
        S&P SuperComposite Utilities Index        15.79      18.22       8.90       20.68
        Russell 3000 Index                         5.12      16.37      17.66       17.92

Fund    NAV Return                                15.46      21.79      24.12       24.49
        Share Price Return                        15.39      21.41      23.90       24.26

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares' performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Utilities Index and the Russell 3000 Index are unmanaged indexes based on the average performance of 82 and 3,000 common stocks, respectively.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Electric                            81.0
Gas                                 10.8
Water                                3.0
Pipelines                            2.6
Energy-Alternate Sources             2.5
Money Market Fund                    0.3
Other                               (0.2)

STYLE ALLOCATION (%)

Mid-Cap Value                       32.1
Large-Cap Value                     25.1
Small-Cap Value                     22.0
Large-Cap Growth                     9.8
Small-Cap Growth                     5.6
Mid-Cap Growth                       5.4

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
American Electric Power Co., Inc.    5.5
Sempra Energy                        5.2
AES (The) Corp.                      5.0
FirstEnergy Corp.                    4.9
PG&E Corp.                           4.9
Edison International                 4.9
PPL Corp.                            4.8
TXU Corp.                            4.6
American States Water Co.            3.0
UIL Holdings Corp.                   2.9
TOTAL                               45.7

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC BANKING PORTFOLIO (TICKER: PJB)

The PowerShares Dynamic Banking Industry Portfolio is based on the Dynamic Banking Intellidex(SM) Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investments and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index and incorporated by the portfolio manager.

        FUND PERFORMANCE HISTORY (%)           AS OF 31 OCTOBER 2006
                                                  FUND INCEPTION
                                                    CUMULATIVE
Index   Dynamic Banking Intellidex(SM) Index           -2.20
        Dow Jones Regional Banks Index                  0.99
        KBW Banking Index                              -0.74

Fund    NAV Return                                     -2.19
        Share Price Return                             -2.32

Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones Regional Banks Index and the KBW Banking Index are unmanaged indexes based on the average performance of approximately 50 and 24 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Commercial Banks-Southern U.S.           29.2
Super-Regional Banks-U.S.                25.0
Commercial Banks-Central U.S.            18.8
Commercial Banks-Western U.S.             7.4
Commercial Banks-Eastern U.S.             6.1
S&L/Thrifts-Eastern U.S.                  5.6
Finance-Investment Banker/Broker          5.2
Fiduciary Banks                           2.6
Other                                     0.1

STYLE ALLOCATION (%)

Small-Cap Value                          37.8
Mid-Cap Value                            34.0
Large-Cap Value                          25.4
Small-Cap Growth                          2.8

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
US Bancorp                                5.3
JPMorgan Chase & Co.                      5.2
Bank of America Corp.                     5.2
Comerica, Inc.                            5.1
KeyCorp                                   5.1
Compass Bancshares, Inc.                  4.9
UnionBanCal Corp.                         4.9
PNC Financial Services Group, Inc.        4.4
Community Bank System, Inc.               3.1
Sterling Finance Corp.                    2.9
TOTAL                                    46.1

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO (TICKER: PBE)

The PowerShares Dynamic Biotechnology & Genome Portfolio is based on the Dynamic Biotechnology & Genome Intellidex(SM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The Fund continued to post positive returns for the six months ended October 31, 2006, returning 7.42%. Biotech companies involved in pharmaceuticals helped the Fund handsomely with New River Pharmaceuticals, Inc. and ViroPharma, Inc. leading the charge. Myogen, Inc., Regeneron Pharmaceuticals, Inc. and Gilead Sciences all posted positive returns helping the overall performance of the Fund. Other contributors were ICOS Corp., BioMarin Pharmaceuticals, Inc. and Millenium Pharmaceuticals, Inc. Stocks that had a negative impact to the Fund were Neurocrine Biosciences, Inc., Alkermes, NPS Pharmaceuticals and Tanox, Inc.

        FUND PERFORMANCE HISTORY (%)                                               AS OF 31 OCTOBER 2006
                                                                        AVG ANN+       FUND INCEPTION
                                                              6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   Dynamic Biotechnology & Genome Intellidex(SM) Index     6.95      13.10      17.90       25.02
        S&P SuperComposite Biotech Index                       11.44       8.84       5.22       30.58

Fund    NAV Return                                              7.42      13.76      18.51       25.90
        Share Price Return                                      7.30      13.58      18.48       25.86

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares' performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Biotechnology Index is an unmanaged index based on the average performance of 40 common stocks.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Biotechnology                               44.4
Pharmaceuticals                             30.4
Electronics                                 12.9
Health Care Products                         7.9
Chemicals                                    4.5
Other                                       (0.1)

STYLE ALLOCATION (%)

Small-Cap Growth                            48.9
Large-Cap Growth                            25.2
Mid-Cap Growth                              13.0
Mid-Cap Value                               10.3
Small-Cap Value                              2.6

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Applera Corp. - Applied Biosystems  Group    5.3
Waters Corp.                                 5.1
Amgen, Inc.                                  4.9
Gilead Sciences, Inc.                        4.8
Biogen Idec, Inc.                            4.7
New River Pharmaceuticals, Inc.              4.7
Sigma-Aldrich Corp.                          4.5
Genentech, Inc.                              4.5
Genzyme Corp.                                4.5
Myogen, Inc.                                 3.9
TOTAL                                       46.9

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC BUILDING & CONSTRUCTION PORTFOLIO (TICKER: PKB)

The PowerShares Dynamic Building & Construction Portfolio is based on the Dynamic Building and Construction Intellidex(SM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

During the reporting period, as the housing market declined, building and construction companies experienced a correction, with the Fund returning -13.75% for the six months ended October 31, 2006. Building products and household durables led the Fund downward with USG Corp., Universal Forest Products, Inc., and Champion Enterprises leading the decline. Little help came from construction and engineering with Granite Construction, Inc. and Emcor Group, Inc. posting positive but paltry results.

        FUND PERFORMANCE HISTORY (%)                                                  AS OF 31 OCTOBER 2006
                                                                           AVG ANN+       FUND INCEPTION
                                                                 6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   Dynamic Building and Construction Intellidex(SM) Index    -12.45      3.51       4.68        4.75
        S&P SuperComposite Construction & Engineering Index        -6.16     26.27      13.02       29.32
        Russell 3000 Index                                          5.12     16.37      17.66       17.92

Fund    NAV Return                                                -13.75      1.43       2.59        2.63
        Share Price Return                                        -13.79      1.43       2.46        2.50

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares' performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Construction & Engineering Index and the Russell 3000 Index are unmanaged indexes based on the average performance of 9 and 3,000 common stocks, respectively.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Building Materials               21.1
Engineering & Construction       17.4
Home Builders                    12.8
Machinery-Construction & Mining  11.5
Retail                           10.3
Machinery-Diversified             6.1
Mining                            4.9
Distribution/Wholesale            2.9
Home Furnishings                  2.9
Metal/Fabricate Hardware          2.8
Commercial Services               2.7
Forest Products & Paper           2.6
Iron/Steel                        2.1
Money Market                      0.1
Other                            (0.2)

STYLE ALLOCATION (%)

Small-Cap Value                  34.5
Mid-Cap Value                    26.2
Mid-Cap Growth                   15.7
Large-Cap Value                  10.2
Small-Cap Growth                  8.3
Large-Cap Growth                  5.1

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Lowe's Cos., Inc.                 5.2
Home Depot, Inc.                  5.2
American Standard Cos., Inc.      5.1
Centex Corp.                      5.0
Vulcan Materials Co.              4.9
Lennar Corp., Class A             4.9
Caterpillar, Inc.                 4.3
Jacobs Engineering Group, Inc.    4.1
JLG Industries, Inc.              4.0
Terex Corp.                       3.2
TOTAL                            45.9

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION PORTFOLIO (TICKER: PXE)

The PowerShares Dynamic Energy Exploration & Production Portfolio is based on the Dynamic Energy Exploration & Production Intellidex(SM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Energy exploration and production companies followed the price of oil downward, causing the Fund to post a 0.83% loss over the six months ended October 31, 2006. The Fund reached a high of $18.62 in early August at the same time as oil was trading at its highest levels. Top performers included Kerr-McGee, which was acquired by Andarko Petroleum Corp., Holly Corp., and Marathon Oil Corp. The Fund also benefited from the performance of gas utility companies, such as ONEOK, Inc. and Energen Corp., which remained strong as the price of oil declined.

        FUND PERFORMANCE HISTORY (%)                                                         AS OF 31 OCTOBER 2006
                                                                                  AVG ANN+       FUND INCEPTION
                                                                        6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   Dynamic Energy Exploration & Production Intellidex(SM) Index     -0.99      13.79      15.33       15.56
        S&P SuperComposite Oil and Gas Exploration & Production Index     0.94      11.41      24.85       12.04
        Russell 3000 Index                                                5.12      16.37      17.66       17.92

Fund    NAV Return                                                       -0.83      13.59      15.14       15.37
        Share Price Return                                               -1.05      13.59      14.96       15.18

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares' performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Oil and Gas Exploration & Production Index and the Russell 3000 Index are unmanaged indexes based on the average performance of 25 and 3,000 common stocks, respectively.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Oil Companies - Exploration & Production     47.5
Oil Companies - Integrated                   24.1
Oil Refining & Marketing                     20.0
Pipelines                                     5.8
Gas-Distribution                              2.8
Money Market Fund                             0.2
Other                                        (0.4)

STYLE ALLOCATION (%)

Large-Cap Value                              29.5
Mid-Cap Value                                27.9
Small-Cap Value                              23.7
Small-Cap Growth                              8.5
Mid-Cap Growth                                5.5
Large-Cap Growth                              4.9

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Exxon Mobil Corp.                            5.3
Anadarko Petroleum Corp.                     5.2
XTO Energy, Inc.                             5.1
Holly Corp.                                  4.9
Marathon Oil Corp.                           4.9
ConocoPhillips                               4.8
Occidental Petroleum Corp.                   4.6
Hess Corp.                                   4.5
Valero Energy Corp.                          4.4
Energy Partners Ltd.                         3.8
TOTAL                                       47.5

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO (TICKER: PBJ)

The PowerShares Dynamic Food & Beverage Portfolio is based on the Dynamic Food & Beverage Intellidex(SM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The Fund posted a respectable 6.14% return to investors for the six months ended October 31, 2006. Food stocks sweetly rebounded during the period led by Corn Products International, Inc., General Mills, Campbell Soup Co. and J.M. Smucker
(The) Co. Restaurant stocks also heated up with Jack in the Box, Inc., McDonalds Corp. and CKE Restaurants, Inc. helping the Fund's return. UAP Holding and ARAMARK Corp. both delivered strong results during the reporting period. Supermarkets were strong as both Safeway and Kroger posted positive results. Panera Bread Co. came in negative flattening some of the Fund's return during the period.

        FUND PERFORMANCE HISTORY (%)                                            AS OF 31 OCTOBER 2006
                                                                     AVG ANN+       FUND INCEPTION
                                                           6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   Dynamic Food & Beverage Intellidex(SM) Index         6.43      13.30       7.31       10.04
        S&P SuperComposite Food Beverage & Tobacco Index    11.00      14.84       9.50       33.36
        Russell 3000 Index                                   5.12      16.37      13.11       18.19

Fund    NAV Return                                           6.14      12.54       6.63        9.09
        Share Price Return                                   6.31      12.73       6.71        9.21

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares' performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Food Beverage & Tobacco Index and the Russell 3000 Index are unmanaged indexes based on the average performance of 40 and 3,000 common stocks, respectively.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Food                           49.4
Beverages                      22.3
Retail                         18.3
Agriculture                     4.4
Chemicals                       3.2
Miscellaneous Manufacturing     2.4
Money Market Fund               0.2
Other                          (0.2)

STYLE ALLOCATION (%)

Large-Cap Value                42.1
Mid-Cap Value                  27.1
Small-Cap Value                22.3
Small-Cap Growth                5.7
Large-Cap Growth                2.8
Mid-Cap Growth                  0.0

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
McDonald's Corp.                5.6
Coca-Cola (The) Co.             5.0
H.J. Heinz Co.                  4.8
Kellogg Co.                     4.8
Campbell Soup Co.               4.8
Kroger (The) Co.                4.6
Anheuser-Busch Cos., Inc.       4.6
Archer-Daniels-Midland Co.      4.4
CKE Restaurants, Inc.           3.4
Yum! Brands, Inc.               3.2
TOTAL                         45.20

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC HARDWARE & CONSUMER ELECTRONICS (TICKER: PHW)

The PowerShares Dynamic Hardware & Consumer Electronics Portfolio is based on the Dynamic Hardware & Consumer Electronics Intellidex(SM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The Fund returned 0.66% to shareholders during the six months ended October 31, 2006. Office electronics company Xerox along with communications equipment companies Motorola, Inc., Avocent Corp. and Polycom, Inc. all added to the Fund's performance. Computers and peripherals ended up, with Hewlett-Packard Co. and Advanced Digital Information Corp., coming in positive. Electronic equipment and instrument companies such as Multi-Fineline Electronix, Inc. and Sanmina-SCI Corp. posted negative results slowing the overall performance of the Fund during the reporting period.

        FUND PERFORMANCE HISTORY (%)                                             AS OF 31 OCTOBER 2006
                                                                                     FUND INCEPTION
                                                                       6 MONTH         CUMULATIVE
Index   Dynamic Hardware & Consumer Electronics Intellidex(SM) Index     0.88            10.85
        S&P SuperComposite Technology Hardware & Equipment Index         1.22             6.49
        Russell 3000 Index                                               5.12            10.69

Fund    NAV Return                                                       0.66            10.26
        Share Price Return                                               0.57            10.23

Fund Inception: 6 December 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares' performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Technology Hardware & Equipment Index and the Russell 3000 Index are unmanaged indexes based on the average performance of 108 and 3,000 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Elecronics                             34.0
Computers                              30.7
Office/Business Equipment               7.8
Telecommunications                      7.2
Semiconductors                          5.7
Home Furnishings                        5.0
Internet                                3.2
Software                                3.2
Commercial Services                     2.9
Other                                   0.3

STYLE ALLOCATION (%)

Large-Cap Growth                       30.2
Mid-Cap Growth                         24.1
Small-Cap Value                        21.2
Small-Cap Growth                       11.5
Mid-Cap Value                           8.0
Large-Cap Value                         5.0

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Garmin Ltd. (Cayman Islands)            5.3
Apple Computer, Inc.                    5.2
Agilent Technologies, Inc.              5.1
Xerox Corp.                             5.1
Hewlett-Packard Co.                     4.8
EMC Corp.                               4.8
Network Appliance, Inc.                 4.8
Motorola, Inc.                          4.5
VeriFone Holdings, Inc.                 3.2
Brocade Communications Systems, Inc.    3.2
TOTAL                                  46.0

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC HEALTHCARE SERVICES PORTFOLIO (TICKER: PTJ)

The PowerShares Dynamic Healthcare Services Industry Portfolio is based on the Dynamic Healthcare Services Intellidex(SM) Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investments and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index and incorporated by the portfolio manager.

FUND PERFORMANCE HISTORY (%)                               AS OF 31 OCTOBER 2006
                                                              FUND INCEPTION
                                                                CUMULATIVE
Index   Dynamic Healthcare Services Intellidex(SM) Index           -1.73
        Dow Jones Healthcare Index                                  0.20
        Dow Jones Healthcare Providers Index                       -2.75

Fund    NAV Return                                                 -1.77
        Share Price Return                                         -1.89

Fund Inception: 12 October 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones Healthcare Index and the Dow Jones Healthcare Providers Index are unmanaged indexes based on the average performance of approximately 50 and 180 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Medical-HMO                            36.6
Medical-Hospitals                       7.5
Medical Labs & Testing Services         6.8
Human Resources                         6.5
Medical Products                        5.7
Life/Health Insurance                   5.4
Medical-Outpatient/Home Medical Care    5.4
Health Care Cost Containment            5.0
Pharmacy Services                       4.5
Consulting Services                     3.1
Medical-Wholesale Drug Distribution     3.0
E-Commerce/Services                     2.8
Physician Practice Management           2.8
Medical-Nursing Homes                   2.6
Medical Laser Systems                   2.3
Other                                   0.0

STYLE ALLOCATION (%)

Mid-Cap Growth                         39.8
Large-Cap Growth                       25.1
Small-Cap Growth                       19.1
Mid-Cap Value                          10.7
Small-Cap Value                         5.3

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Aetna, Inc.                             5.6
CIGNA Corp.                             5.5
WellPoint, Inc.                         5.1
Humana, Inc.                            5.0
McKesson Corp.                          5.0
UnitedHealth Group, Inc.                4.9
Caremark Rx, Inc.                       4.5
Quest Diagnostics, Inc.                 4.0
Cross Country Healthcare, Inc.          3.4
Advisory Board (The) Co.                3.1
TOTAL                                  46.1

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC INSURANCE PORTFOLIO (TICKER: PIC)

The PowerShares Dynamic Insurance Portfolio is based on the Dynamic Insurance Intellidex(SM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the six months ended October 31, 2006, insurance stocks posted mixed results, resulting in a 1.90% return in the Fund. Multi-line insurers took charge as Loews Corp. and Odyssey Re Holdings Corp. and ACE Ltd. all posted excellent returns. Life and health insurers, Nationwide Financial Services, Inc. and Delphi Financial Group, both posted positive results helping the Fund. Property and casualty stocks took a downturn as Progressive Corp., Ohio Casualty Corp. and Argonaut Group came in with negative results during the reporting period.

        FUND PERFORMANCE HISTORY (%)                                  AS OF 31 OCTOBER 2006
                                                           AVG ANN+       FUND INCEPTION
                                                 6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   Dynamic Insurance Intellidex(SM) Index     2.07      12.01      15.03      15.26
        S&P SuperComposite Insurance Index         3.26       8.84       6.28      11.45
        Russell 3000 Index                         5.12      16.37      17.66      17.92

Fund    NAV Return                                 1.90      11.43      14.46      14.68
        Share Price Return                         1.75      11.27      14.34      14.55

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares' performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The Index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Insurance Index and the Russell 3000 Index are unmanaged indexes based on the average performance of 52 and 3,000 common stocks, respectively.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Property/Casualty Insurance          33.2
Multi-line Insurance                 27.9
Life/Health Insurance                26.1
Financial Guarantee Insurance         9.6
Reinsurance                           3.2
Money Market Fund                     0.1
Other                                (0.1)

STYLE ALLOCATION (%)

Mid-Cap Value                        43.5
Large-Cap Value                      34.7
Small-Cap Value                      21.8

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
ACE Ltd. (Cayman Islands)             5.2
Chubb (The) Corp.                     5.2
Prudential Financial, Inc.            5.0
MetLife, Inc.                         5.0
Loews Corp.                           4.9
AFLAC, Inc.                           4.9
Genworth Financial, Inc., Class A     4.7
Ambac Financial Group, Inc.           4.7
Odyssey Re Holdings Corp.             3.2
Infinity Property & Casualty Corp.    3.0
TOTAL                                45.8

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT PORTFOLIO (TICKER: PEJ)

The PowerShares Dynamic Leisure and Entertainment Portfolio is based on the Dynamic Leisure and Entertainment Intellidex(SM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Leisure and Entertainment stocks continued to advance during the reporting period with the Fund posting a 7.50% return for the six months ended October 31, 2006. Restaurant stocks continued their rally with McDonald's Corp., Jack in the Box, Inc. and YUM! Brands, Inc. all contributing nicely. Internet stock Priceline.com, Inc. performed handsomely helping the Fund's return during the period. Commercial Services company ARAMARK Corp. and media stocks Walt Disney
(The) Co. and Pixar also contributed. Six Flags and Monarch Casino and Resort, Inc. posted negative results, slowing the Fund's return during the reporting period.

        FUND PERFORMANCE HISTORY (%)                                                    AS OF 31 OCTOBER 2006
                                                                             AVG ANN+       FUND INCEPTION
                                                                   6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   Dynamic Leisure and Entertainment Intellidex(SM) Index       7.83      24.36      14.24       19.78
        S&P SuperComposite Hotels, Restaurants and Leisure Index     7.04      26.16      18.70       21.51
        Russell 3000 Index                                           5.12      16.37      13.11       18.19

Fund    NAV Return                                                   7.50      23.46      13.47       18.69
        Share Price Return                                           7.30      23.24      13.35       18.53

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares' performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Hotels, Restaurants and Leisure Index and the Russell 3000 Index are unmanaged indexes based on the average performance of 45 and 3,000 common stocks, respectively.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Retail                                       49.4
Entertainment                                19.9
Leisure Time                                 10.6
Lodging                                      10.0
Media                                         7.1
Internet                                      2.9
Money Market Fund                             0.1
Other                                         0.0

STYLE ALLOCATION (%)

Small-Cap Value                              27.0
Large-Cap Growth                             19.9
Small-Cap Growth                             18.8
Large-Cap Value                              15.5
Mid-Cap Growth                               10.3
Mid-Cap Value                                 8.5

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Starbucks Corp.                               5.4
Yum! Brands, Inc.                             5.3
Carnival Corp. (Panama)                       5.3
McDonald's Corp.                              5.1
Starwood Hotels & Resorts Worldwide, Inc.     5.0
Marriott International, Inc., Class A         5.0
International Game Technology                 4.9
Walt Disney (The) Co.                         4.6
CKE Restaurants, Inc.                         3.1
Brinker International, Inc.                   3.0
TOTAL                                        46.7

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC MEDIA PORTFOLIO (TICKER: PBS)

The PowerShares Dynamic Media Portfolio is based on the Dynamic Media Intellidex(SM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Media stocks posted gains during the six month period ended October 31, 2006, helping the Fund return 5.32%. Clear Channel Communications, Inc. and Advo, Inc. led the charge, with cable companies Time Warner, Inc. and Comcast Corp. also posting positive results. Getty Images, Inc. and Valassis Communications, Inc. both came in negative, hampering results. Internet software and services stocks were little help to the Fund as Bankrate, Inc. and Digitas, Inc. both posted negative results.

        FUND PERFORMANCE HISTORY (%)                              AS OF 31 OCTOBER 2006
                                                       AVG ANN+       FUND INCEPTION
                                             6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   Dynamic Media Intellidex(SM) Index     5.57      10.11       2.24        3.05
        S&P SuperComposite Media Index        15.22      22.30       0.88       15.58
        Russell 3000 Index                     5.12      16.37      13.11       18.19

Fund    NAV Return                             5.32       9.27       1.47        2.00
        Share Price Return                     5.52       9.36       1.61        2.19

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares' performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Media Index and the Russell 3000 Index are unmanaged indexes based on the average performance of 32 and 3,000 common stocks, respectively.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Media                                61.2
Advertising                          12.2
Internet                             11.3
Commercial Services                   7.0
Computers                             3.0
Telecommunications                    2.8
Entertainment                         2.7
Money Market Fund                     0.2
Other                                (0.4)

STYLE ALLOCATION (%)

Large-Cap Growth                     25.3
Mid-Cap Value                        18.5
Small-Cap Value                      18.5
Small-Cap Growth                     16.9
Mid-Cap Growth                       10.9
Large-Cap Value                       9.9

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Clear Channel Communications, Inc.    5.5
Time Warner, Inc.                     5.5
DIRECTV Group (The), Inc.             5.4
Omnicom Group, Inc.                   5.2
Comcast Corp., Class A                5.2
McGraw-Hill Cos. (The), Inc.          5.2
News Corp., Inc., Class A             5.1
Walt Disney (The) Co.                 4.9
Digitas, Inc.                         3.2
IHS, Inc., Class A                    3.0
TOTAL                                48.2

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC NETWORKING PORTFOLIO (TICKER: PXQ)

The PowerShares Dynamic Networking Portfolio is based on the Dynamic Networking Intellidex(SM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Networking stocks in general slipped during the reporting period, causing the Fund to return a paltry -3.97% for the six months ended October 31, 2006. Communication equipment stocks QUALCOMM, Redback Networks and Lucent Technologies all contributed to the Fund's negative return, although Cisco Systems continued its positive impact. Broadcom Corp. and Conexant Systems, Inc. are examples of semiconductor stocks involved in networking which also posted negative returns to the Fund. Computer peripherals Brocade Communications Systems, Inc. showed positive results as did software companies RSa Security and Altiris, Inc., slowing the overall negative return of the Fund.

        FUND PERFORMANCE HISTORY (%)                                             AS OF 31 OCTOBER 2006
                                                                      AVG ANN+       FUND INCEPTION
                                                            6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   Dynamic Networking Intellidex(SM) Index              -3.64     10.70       8.76        12.07
        S&P SuperComposite Communications Equipment Index    -5.17     12.84       4.33        16.64
        Russell 3000 Index                                    5.12     16.37      13.11        18.19

Fund    NAV Return                                           -3.97     10.60       8.40        11.56
        Share Price Return                                   -3.69     10.77       8.50        11.70

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares' performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Communications Equipment Index and the Russell 3000 Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of 38 and 3,000 common stocks, respectively.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Telecommunications                   57.2
Semiconductors                       20.2
Internet                             15.0
Software                              4.3
Computers                             3.2
Other                                 0.1

STYLE ALLOCATION (%)

Mid-Cap Growth                       32.3
Small-Cap Growth                     24.4
Small-Cap Value                      21.4
Large-Cap Growth                     14.5
Mid-Cap Value                         7.4

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Avaya, Inc.                           5.6
Juniper Networks, Inc.                5.5
Cisco Systems, Inc.                   5.1
Lucent Technologies, Inc.             4.9
Broadcom Corp., Class A               4.7
Tellabs, Inc.                         4.6
QUALCOMM, Inc.                        4.3
Citrix Systems, Inc.                  4.3
Atheros Communications, Inc.          3.5
Opsware, Inc.                         3.4
TOTAL                                45.9

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO (TICKER: PXJ)

The PowerShares Dynamic Oil & Gas Services Portfolio is based on the Dynamic Oil and Gas Services Intellidex(SM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

Benefiting from surging energy prices and increasing demand, oil and gas services companies rocketed, and the Fund posted a 17.71% return in its short life. Yet, due to economic and political factors which led the price of energy to drop in the reporting period, the Fund's performance over the past six months has lagged. A few of the laggards include Haliburton Co., Schlumberger Ltd. and Baker Hughes, Inc. However, the fund has actually benefited from having a smaller weight in these companies versus other market cap weighted indexes, such as the S&P SuperComposite Oil and Gas Equipment & Services Index.

        FUND PERFORMANCE HISTORY (%)                                                     AS OF 31 OCTOBER 2006
                                                                              AVG ANN+       FUND INCEPTION
                                                                    6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   Dynamic Oil and Gas Services Intellidex(SM) Index             -9.87     16.68      17.65       17.91
        S&P SuperComposite Oil and Gas Equipment & Services Index    -11.30     24.46      21.33       27.02
        Russell 3000 Index                                             5.12     16.37      17.66       17.92

Fund    NAV Return                                                    -9.67     16.51      17.45       17.71
        Share Price Return                                            -9.95     16.46      17.34       17.60

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares' performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Oil and Gas Equipment & Services Index and the Russell 3000 Index are unmanaged indexes based on the average performance of 25 and 3,000 common stocks, respectively.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Oil & Gas Services                     67.5
Oil & Gas                              23.6
Metal Fabricate/Hardware                3.9
Engineering & Construction              2.6
Transportation                          2.5
Other                                  (0.1)

STYLE ALLOCATION (%)

Mid-Cap Growth                         49.4
Small-Cap Value                        18.2
Small-Cap Growth                       15.3
Large-Cap Growth                       14.5
Mid-Cap Value                           2.6

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
ENSCO International, Inc.               5.8
GlobalSantaFe Corp. (Cayman Islands)    5.2
Schlumberger Ltd. (Netherlands)         5.0
Halliburton Co.                         4.9
Diamond Offshore Drilling, Inc.         4.8
Baker Hughes, Inc.                      4.7
Smith International, Inc.               4.7
BJ Services Co.                         4.3
NS Group, Inc.                          3.9
Veritas DGC, Inc.                       3.6
TOTAL                                  46.9

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO (TICKER: PJP)

The PowerShares Dynamic Pharmaceuticals Portfolio is based on the Dynamic Pharmaceuticals Intellidex(SM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Pharmaceutical stocks posted positive returns giving the Fund a 8.75% return during the six months ended October 31, 2006. Merck & Co., Johnson & Johnson, and Abbott Laboratories all posted excellent returns during the period helping the Fund. Forest Laboratories, Inc. and Schering-Plough Corp. also posted healthy returns. Biotechnology stocks continued to grow, with Millennium Pharmaceuticals, Inc., Icos Corp. and Celgene Corp. moving the Fund forward. The Fund had some negative impact to return from Alpharma, Inc., Barr Pharmaceuticals and Medicis Pharmaceuticals.

        FUND PERFORMANCE HISTORY (%)                                                         AS OF 31 OCTOBER 2006
                                                                                  AVG ANN+       FUND INCEPTION
                                                                        6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   Dynamic Pharmaceuticals Intellidex(SM) Index                       8.98    15.72       15.82       22.04
        S&P SuperComposite Pharmaceuticals Index                          12.17    20.87        6.24        8.55
        Russell 3000 Index                                                 5.12    16.37       13.11       18.19

Fund    NAV Return                                                         8.75    15.57       15.45       21.52
        Share Price Return                                                 8.51    15.31       15.34       21.35

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares' performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Pharmaceutical Index and the Russell 3000 Index are unmanaged indexes based on the average performance of 44 and 3,000 common stocks, respectively.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Pharmaceuticals             70.4
Biotechnology               21.4
Healthcare-Products          4.9
Cosmetics & Personal Care    3.3
Money Market Fund            0.1
Other                       (0.1)

STYLE ALLOCATION (%)

Large-Cap Growth            34.1
Large-Cap Value             25.5
Mid-Cap Growth              18.4
Small-Cap Value              8.8
Small-Cap Growth             7.8
Mid-Cap Value                5.4

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Bristol-Myers Squibb Co.     5.3
Amgen, Inc.                  5.2
Merck & Co., Inc.            5.2
Wyeth                        5.0
Johnson & Johnson            4.9
Genentech, Inc.              4.9
Eli Lilly & Co.              4.7
Pfizer, Inc.                 4.6
Chattem, Inc.                3.3
Celgene Corp.                3.2
TOTAL                       46.3

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC RETAIL PORTFOLIO (TICKER: PMR)

The PowerShares Dynamic Retail Portfolio is based on the Dynamic Retail Intellidex(SM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Specialty retail stores continued their advance the last six months with pet supplier PETCO Animal Supplies, Inc. and automotive stores Group 1 Automotive, Inc. and Asbury Automotive, Inc. helping the Fund post a 4.22% return for the six months ended October 31, 2006. Food and staples retail stores CVS Corp. and supermarket chain Kroger posted positive returns. Consumers continued to frequent Nordstrom, Inc., Sears Holdings Corp. and Kohl's Corp. which helped keep returns high. Book giant Barnes & Noble, Inc. along with retail apparel store Ross Stores, Inc. lagged their peers.

        FUND PERFORMANCE HISTORY (%)                                AS OF 31 OCTOBER 2006
                                                         AVG ANN+       FUND INCEPTION
                                               6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   Dynamic Retail Intellidex(SM) Index      4.44     24.13       26.24       26.64
        S&P SuperComposite Retailing Index       4.42     14.30       12.82       17.31
        Russell 3000 Index                       5.12     16.37       17.66       17.92

Fund    NAV Return                               4.22     23.55       25.69       26.08
        Share Price Return                       4.30     23.69       25.63       26.02

Fund Inception: 26 October 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares' performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Retailing Index and the Russell 3000 Index are unmanaged indexes based on the average performance of 91 and 3,000 common stocks, respectively.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Retail                   84.8
Commercial Services       5.4
Food                      4.1
Trucking & Leasing        3.1
Transportation            2.6
Money Market Fund         0.0
Other                     0.0

STYLE ALLOCATION (%)

Small-Cap Value          27.4
Large-Cap Growth         19.6
Large-Cap Value          14.2
Mid-Cap Growth           14.2
Mid-Cap Value            13.7
Small-Cap Growth         10.9

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Nordstrom, Inc.           5.9
Sears Holdings Corp.      5.2
Best Buy Co., Inc.        5.2
Kohl's Corp.              5.0
J. C. Penney Co., Inc.    4.9
Lowe's Cos., Inc.         4.8
Costco Wholesale Corp.    4.7
Kroger (The) Co.          4.1
Genesco, Inc.             3.2
Amerco, Inc.              3.1
TOTAL                    46.1

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO (TICKER: PSI)

The PowerShares Dynamic Semiconductors Portfolio is based on the Dynamic Semiconductors Intellidex(SM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Semiconductor stocks in general posted dismal results during the reporting period. As order projections for the semiconductor industry pointed toward a decline in the coming months, stock prices reacted causing the Fund to post a dismal -15.51% return for the six months ended October 31, 2006. Decline in Fund returns were led by Amkor Technology, Omnivision Technologies, Inc. and National Semiconductor Corp., Freescale Semiconductor, Inc., NVIDIA and Agere Systems, Inc. were the few bright spots, posting positive returns during the reporting period.

        FUND PERFORMANCE HISTORY (%)                                        AS OF 31 OCTOBER 2006
                                                                AVG ANN+        FUND INCEPTION
                                                      6 MONTH    1 YEAR     AVG ANN+   CUMULATIVE
Index   Dynamic Semiconductors Intellidex(SM) Index    -15.31     14.18      10.91      15.07
        S&P SuperComposite Semiconductor Index          -5.36      4.93      -0.93      -0.96
        Russell 3000 Index                               5.12     16.37      13.11      18.19

Fund    NAV Return                                     -15.51     13.59      10.29      14.20
        Share Price Return                             -15.46     13.77      10.28      14.19

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares' performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Semiconductor Index and the Russell 3000 Index are unmanaged indexes based on the average performance of 65 and 3,000 common stocks, respectively.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Semiconductors                           77.5
Telecommunications                       11.3
Electronics                               5.7
Electronic Componets & Equipment          2.9
Software                                  2.7
Other                                    (0.1)

STYLE ALLOCATION (%)

Mid-Cap Growth                           44.7
Small-Cap Growth                         25.2
Large-Cap Growth                         14.8
Mid-Cap Value                             7.9
Small-Cap Value                           7.4

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Freescale Semiconductor, Inc., Class B    6.4
Analog Devices, Inc.                      5.3
Applied Materials, Inc.                   5.1
National Semiconductor Corp.              4.9
QUALCOMM, Inc.                            4.6
Texas Instruments, Inc.                   4.6
Linear Technology Corp.                   4.5
Micron Technology, Inc.                   4.2
Atheros Communications, Inc.              3.7
NVIDIA Corp.                              3.4
TOTAL                                    46.7

MANAGER'S ANALYSIS

POWERSHARES DYNAMIC SOFTWARE PORTFOLIO (TICKER: PSJ)

The PowerShares Dynamic Software Portfolio is based on the Dynamic Software Intellidex(SM) Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The Fund continued its positive performance posting a 4.07% return for the six months ended October 31, 2006. Software stocks ended mixed as Oracle Corp., Intuit, Inc. and Reynolds and Reynolds led the charge; conversely Citrix Systems, Inc., Adobe Systems and Red Hat came in negative during the reporting period keeping the return tepid. IT Services stocks helped as Fiserv, Inc. and Convergys Corp. both ended with positive returns. SEI Investments posted a handsome return for the period helping keep a positive return for the Fund.

        FUND PERFORMANCE HISTORY (%)                                        AS OF 31 OCTOBER 2006
                                                                 AVG ANN+      FUND INCEPTION
                                                       6 MONTH    1 YEAR    AVG ANN+   CUMULATIVE
Index   Dynamic Software Intellidex(SM) Index            4.16     13.53       20.57       28.88
        S&P SuperComposite Software & Services Index     8.43      9.89        4.24       15.51
        Russell 3000 Index                               5.12     16.37       13.11       18.19

Fund    NAV Return                                       4.07     13.15       20.04       28.10
        Share Price Return                               3.93     13.22       19.95       27.99

Fund Inception: 23 June 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares' performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Software & Services Index and the Russell 3000 Index are unmanaged indexes based on the average performance of 102 and 3,000 common stocks, respectively.

+    Average annualized

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Software                       56.7
Computers                      19.3
Internet                       16.5
Entertainment                   2.8
Commercial Services             2.6
Electronics                     2.3
Other                          (0.2)

STYLE ALLOCATION (%)

Mid-Cap Growth                 33.6
Small-Cap Growth               32.6
Mid-Cap Value                  15.7
Small-Cap Value                12.8
Large-Cap Growth                5.3

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
BEA Systems, Inc.               5.5
NCR Corp.                       5.5
Oracle Corp.                    5.3
BMC Software, Inc.              5.2
Intuit, Inc.                    5.1
Fiserv, Inc.                    5.0
Cadence Design Systems, Inc.    4.8
Citrix Systems, Inc.            4.3
Websense, Inc.                  3.2
Manhattan Associates, Inc.      3.2
TOTAL                          47.1

MANAGER'S ANALYSIS

POWERSHARES FTSE RAFI US 1000 PORTFOLIO (TICKER: PRF)

The PowerShares FTSE RAFI US 1000 Portfolio posted strong results during the reporting period, outperforming the S&P 500(R) and Russell 1000 total return indices. For the six months ended October 31, 2006, the Fund returned 7.63%, outpacing the S&P 500(R) Index which returned 6.11% and the Russell 1000 Index which returned 5.55%.

Top gainers for the Fund were financials, consumer goods and consumer services. Relative to the S&P 500(R), consumer goods, technology and oil & gas generated the greatest relative outperformance.

The index benefited from over-weighting consumer goods, utilities and telecommunications sectors, and underweighting the technology sector. Stock selection was most effective in consumer goods, technology and oil & gas sectors.

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI US 1000 Index. The FTSE RAFI US 1000 Index is designed to track the performance of the largest U.S. equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the 1000 equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

        FUND PERFORMANCE HISTORY (%)             AS OF 31 OCTOBER 2006
                                                    FUND INCEPTION
                                       6 MONTH        CUMULATIVE
Index   FTSE RAFI US 1000 Index          8.00            14.65
        S&P 500(R) Index                 6.11            11.10
        Russell 1000 Index               5.55            10.83

Fund    NAV Return                       7.63            13.97
        Share Price Return               7.60            14.30

Fund Inception: 19 December 2005

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical and index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500(R) Index and the Russell 1000 Index are unmanaged indexes based on the average performance of approximately 500 and 1,000 common stocks, respectively.

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Financials                    24.4
Consumer Discretionary        14.2
Industrials                   10.1
Consumer Staples               9.8
Information Technology         9.4
Health Care                    8.8
Energy                         8.1
Utilities                      6.5
Telecommunications Services    4.5
Materials                      3.6
Money Market                   0.3
Other                          0.3

STYLE ALLOCATION (%)

Large-Cap Value               50.5
Large-Cap Growth              20.3
Mid-Cap Value                 17.7
Mid-Cap Growth                 6.9
Small-Cap Value                4.1
Small-Cap Growth               0.5

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Exxon Mobil Corp.              2.9
General Electric Co.           2.4
Citigroup, Inc.                2.0
Bank of America Corp.          1.7
General Motors Corp.           1.7
Microsoft Corp.                1.7
Chevron Corp.                  1.5
JPMorgan Chase & Co.           1.5
Wal-Mart Stores, Inc.          1.5
AT&T, Inc.                     1.4
TOTAL                         18.3

MANAGER'S ANALYSIS

POWERSHARES FTSE RAFI US 1500 SMALL-MID PORTFOLIO (TICKER: PRFZ)

The PowerShares FTSE RAFI US 1500 Small-Mid Portfolio is based on the FTSE Research Affiliates Fundamentals US 1500 Small-Mid Index (the "FTSE US 1500 Small-Mid Index"). The Index is designed to track the performance of small and medium-sized U.S. companies. Companies are selected based on the following four fundamental measures of size: sales, income, book value and dividends. Each of the equities with a fundamental weight ranking of 1,001 to 2,500 is then selected and assigned a weight equal to its fundamental weight. The fundamentally weighted portfolio is rebalanced quarterly and reconstituted annually.

        FUND PERFORMANCE HISTORY (%)   AS OF 31 OCTOBER 2006
                                           FUND INCEPTION
                                             CUMULATIVE
Index   FTSE US 1500 Small-Mid Index            4.46
        Russell 2000 Index                      3.43
        S&P Small Cap Index                     4.29

Fund    NAV Return                              4.28
        Share Price Return                      4.13

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 2000 and S&P Small Cap Indexes are unmanaged indexes based on the average performance of approximately 2,000 and 600 common stocks, respectively.

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Financials                                24.6
Consumer Discretionary                    17.7
Industrials                               15.4
Information Technology                    14.1
Health Care                                8.2
Energy                                     6.8
Materials                                  5.5
Consumer Staples                           3.5
Utilities                                  1.7
Telecommunication Services                 1.3
Money Market Fund                          0.1
Other                                      1.1

STYLE ALLOCATION (%)

Small-Cap Value                           55.9
Small-Cap Growth                          32.3
Mid-Cap Growth                             9.8
Mid-Cap Value                              1.9
Large-Cap Growth                           0.1

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
OM Group, Inc.                             0.4
Veritas DGC, Inc.                          0.4
Phillips-Van Heusen Corp.                  0.3
Gold Kist, Inc.                            0.3
Tempur-Pedic International, Inc.           0.2
Jo-Ann Stores, Inc.                        0.2
Kimball International, Inc., Class B       0.2
Mediacom Communications  Corp., Class A    0.2
Level 3 Communications, Inc.               0.2
Corrections Corp. of America               0.2
TOTAL                                      2.6

MANAGER'S ANALYSIS

POWERSHARES FTSE RAFI BASIC MATERIALS SECTOR PORTFOLIO (TICKER: PRFM)

The PowerShares FTSE RAFI Basic Materials Sector Portfolio is based on the FTSE Research Affiliates Fundamentals Basic Materials Sector Index (the "FTSE Basic Materials Sector Index"). The Index is designed to track the performance of the largest U.S. basic materials equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The U.S. basic materials equities with the highest fundamental strength are weighted by their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

        FUND PERFORMANCE HISTORY (%)        AS OF 31 OCTOBER 2006
                                                FUND INCEPTION
                                                  CUMULATIVE
Index   FTSE Basic Materials Sector Index            7.04
        S&P Materials Index                          7.15
        Dow Jones Basic Materials Index              8.14

Fund    NAV Return                                   6.96
        Share Price Return                           6.91

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Materials and the Dow Jones Basic Materials Indexes are unmanaged indexes based on the average performance of approximately 30 and 90 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Chemicals                        56.9
Mining                           16.5
Forest Products & Paper          13.1
Iron/Steel                        8.0
Coal                              2.2
Household Products/Wares          1.5
Metal Fabricate/Hardware          1.4
Money Market Fund                 0.4
Other                            (0.0)

STYLE ALLOCATION (%)

Mid-Cap Value                    38.2
Large-Cap Value                  24.9
Small-Cap Value                  15.0
Mid-Cap Growth                   11.0
Large-Cap Growth                 10.1
Small-Cap Growth                  0.8

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
EI Du Pont de Nemours & Co.      12.4
Dow Chemical (The) Co.           11.3
Alcoa, Inc.                       7.5
International Paper Co.           6.9
Weyerhaeuser Co.                  5.6
PPG Industries, Inc.              3.3
Phelps Dodge Corp.                3.2
Air Products & Chemicals, Inc.    3.1
Nucor Corp.                       2.9
Monsanto Co.                      2.8
TOTAL                            59.0

MANAGER'S ANALYSIS

POWERSHARES FTSE RAFI CONSUMER GOODS SECTOR PORTFOLIO (TICKER: PRFG)

The PowerShares FTSE RAFI Consumer Goods Sector Portfolio is based on the FTSE Research Affiliates Fundamentals Consumer Goods Sector Index (the "FTSE Consumer Goods Sector Index"). The Index is designed to track the performance of the largest U.S. consumer goods equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The U.S. consumer goods equities with the highest fundamental strength are weighted by their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

        FUND PERFORMANCE HISTORY (%)        AS OF 31 OCTOBER 2006
                                                FUND INCEPTION
                                                  CUMULATIVE
Index   FTSE Consumer Goods Sector Index             3.68
        S&P Consumer Staples Index                   0.64
        Dow Jones Consumer Goods Index               2.84

Fund    NAV Return                                   3.59
        Share Price Return                           3.49

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Staples and the Dow Jones Consumer Goods Indexes are unmanaged indexes based on the average performance of approximately 39 and 160 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Auto Manufacturers                  22.8
Agriculture                         17.6
Food                                16.1
Beverages                           12.0
Cosmetics/Personal Care              8.2
Auto Parts & Equipment               5.9
Home Builders                        4.0
Apparel                              3.1
Household Products/Wares             2.5
Miscellaneous Manufacturing          1.2
Home Furnishings                     1.0
Leisure Time                         0.8
Toys/Games/Hobbies                   0.8
Hand/Machine Tools                   0.7
Housewares                           0.7
Distribution/Wholesale               0.6
Textiles                             0.6
Software                             0.5
Office Furnishings                   0.3
Electrical Components & Equipment    0.2
Electronics                          0.2
Pharmaceuticals                      0.1
Machinery-Diversified                0.1
Money Market Fund                    0.0
Other                                0.0

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
General Motors Corp.                14.4
Altria Group, Inc.                  11.6
Ford Motor Co.                       8.3
Procter & Gamble Co.                 5.9
Coca-Cola (The) Co.                  4.4
Kraft Foods, Inc., Class A           4.1
PepsiCo, Inc.                        3.3
ConAgra Foods, Inc.                  1.8
Anheuser-Busch Cos., Inc.            1.8
Kimberly-Clark Corp.                 1.8
TOTAL                               57.4

STYLE ALLOCATION (%)

Mid-Cap Value                       61.8
Large-Cap Value                     23.1
Small-Cap Value                      9.6
Large-Cap Growth                     2.6
Mid-Cap Growth                       1.8
Small-Cap Growth                     1.1

MANAGER'S ANALYSIS

POWERSHARES FTSE RAFI CONSUMER SERVICES SECTOR PORTFOLIO (TICKER: PRFS)

The PowerShares FTSE RAFI Consumer Services Sector Portfolio is based on the FTSE Research Affiliates Fundamentals Consumer Services Sector Index (the "FTSE Consumer Services Sector Index"). The Index is designed to track the performance of the largest U.S. consumer services equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The U.S. consumer services equities with the highest fundamental strength are weighted by their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

        FUND PERFORMANCE HISTORY (%)          AS OF 31 OCTOBER 2006
                                                  FUND INCEPTION
                                                    CUMULATIVE
Index   FTSE Consumer Services Sector Index            5.22
        S&P Consumer Discretionary Index               7.97
        Dow Jones Consumer Services Index              5.90

Fund    NAV Return                                     5.11
        Share Price Return                             5.05

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Discretionary and the Dow Jones Consumer Services Indexes are unmanaged indexes based on the average performance of approximately 86 and 250 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Retail                     46.1
Media                      27.0
Food                        7.7
Commercial Services         3.5
Lodging                     3.1
Pharmaceuticals             2.8
Internet                    2.6
Airlines                    2.2
Leisure Time                2.0
Advertising                 1.2
Entertainment               1.2
Transportation              0.2
Household Products/Wares    0.2
Trucking & Leasing          0.1
Software                    0.1
Money Market Fund           0.0
Other                      (0.0)

STYLE ALLOCATION (%)

Large-Cap Growth           30.7
Mid-Cap Growth             22.9
Mid-Cap Value              18.9
Large-Cap Value            14.7
Small-Cap Value             9.1
Small-Cap Growth            3.7

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Wal-Mart Stores, Inc.      11.0
Time Warner, Inc.           5.0
Walt Disney Co.             3.2
Comcast Corp., Class B      3.2
Home Depot, Inc.            3.0
Kroger (The) Co.            2.5
Target Corp.                2.4
McDonald's Corp.            2.2
Safeway, Inc.               2.0
CBS Corp., Class B          2.0
TOTAL                      36.5

MANAGER'S ANALYSIS

POWERSHARES FTSE RAFI ENERGY SECTOR PORTFOLIO (TICKER: PRFE)

The PowerShares FTSE RAFI Energy Sector Portfolio is based on the FTSE Research Affiliates Fundamentals Oil & Gas Index (the "FTSE Oil & Gas Index"). The Index is designed to track the performance of the largest U.S. oil and gas equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The U.S. oil and gas equities with the highest fundamental strength are weighted by their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

        FUND PERFORMANCE HISTORY (%)   AS OF 31 OCTOBER 2006
                                           FUND INCEPTION
                                             CUMULATIVE
Index   FTSE Oil & Gas Index                    9.94
        S&P Energy Index                        7.75
        Dow Jones Oil & Gas Index               8.31

Fund    NAV Return                              9.50
        Share Price Return                      9.42

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Energy and the Dow Jones Oil & Gas Indexes are unmanaged indexes based on the average performance of approximately 29 and 70 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Oil & Gas                         80.9
Oil & Gas Services                 9.8
Pipelines                          5.9
Electric                           3.4
Other                             (0.0)

STYLE ALLOCATION (%)

Large-Cap Value                   60.9
Mid-Cap Value                     16.8
Large-Cap Growth                   9.9
Mid-Cap Growth                     9.2
Small-Cap Value                    2.7
Small-Cap Growth                   0.5

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Exxon Mobil Corp.                 23.5
Chevron Corp.                     16.7
ConocoPhillips                     7.8
Marathon Oil Corp.                 3.8
Valero Energy Corp.                3.1
Devon Energy Corp.                 2.8
El Paso Corp.                      2.8
Occidental Petroleum Corp.         2.8
Schlumberger Ltd. (Netherlands)    2.6
Dynergy, Inc., Class A             2.4
TOTAL                             68.3

MANAGER'S ANALYSIS

POWERSHARES FTSE RAFI FINANCIALS SECTOR PORTFOLIO (TICKER: PRFF)

The PowerShares FTSE RAFI Financials Sector Portfolio is based on the FTSE Research Affiliates Fundamentals Financials Sector Index (the "FTSE Financials Sector Index"). The Index is designed to track the performance of the largest U.S. financial equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The U.S. financial equities with the highest fundamental strength are weighted by their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

        FUND PERFORMANCE HISTORY (%)   AS OF 31 OCTOBER 2006
                                           FUND INCEPTION
                                             CUMULATIVE
Index   FTSE Financials Sector Index          3.96
        S&P Financials Index                  0.49
        Dow Jones Financials Index            0.96

Fund    NAV Return                            3.37
        Share Price Return                    3.34

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Financials and the Dow Jones Financials Indexes are unmanaged indexes based on the average performance of approximately 89 and 300 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Insurance                            30.2
Diversified Financial Services       26.7
Banks                                26.5
REITS                                11.5
Savings & Loans                       3.0
Investment Companies                  0.5
Real Estate                           0.5
Forest Products & Paper               0.3
Commercial Services                   0.2
Software                              0.1
Money Market Fund                     0.1
Other                                 0.4

STYLE ALLOCATION (%)

Large-Cap Value                      43.9
Mid-Cap Value                        30.7
Mid-Cap Growth                       13.3
Large-Cap Growth                      7.2
Small-Cap Value                       3.5
Small-Cap Growth                      1.4

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Berkshire Hathaway, Inc., Class B     4.4
Bank of America Corp.                 4.2
JPMorgan Chase & Co.                  4.2
Citigroup, Inc.                       4.1
American International Group, Inc.    3.6
Wells Fargo & Co.                     3.3
Wachovia Corp.                        3.0
Morgan Stanley                        2.6
Freddie Mac                           2.0
Fannie Mae                            2.0
TOTAL                                33.4

MANAGER'S ANALYSIS

POWERSHARES FTSE RAFI HEALTH CARE SECTOR PORTFOLIO (TICKER: PRFH)

The PowerShares FTSE RAFI Health Care Sector Portfolio is based on the FTSE Research Affiliates Fundamentals Health Care Sector Index (the "FTSE Health Care Sector Index"). The Index is designed to track the performance of the largest U.S. healthcare equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The U.S. healthcare equities with the highest fundamental strength are weighted by their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

        FUND PERFORMANCE HISTORY (%)   AS OF 31 OCTOBER 2006
                                           FUND INCEPTION
                                             CUMULATIVE

Index   FTSE Health Care Sector Index         -1.15
        S&P Health Care Index                  3.68
        Dow Jones Health Care Index            3.42

Fund    NAV Return                            -0.61
        Share Price Return                    -0.69

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Health Care and the Dow Jones Health Care Indexes are unmanaged indexes based on the average performance of approximately 56 and 180 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Pharmaceuticals            53.8
Healthcare-Products        21.2
Healthcare-Services        15.7
Biotechnology               6.1
Electronics                 1.8
Insurance                   1.2
Distribution/Wholesale      0.2
Other                       0.0

STYLE ALLOCATION (%)

Large-Cap Value            46.0
Large-Cap Growth           28.4
Mid-Cap Growth             13.9
Mid-Cap Value               8.0
Small-Cap Value             3.7

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Pfizer, Inc.               14.1
Merck & Co., Inc.          11.9
Johnson & Johnson          10.6
Bristol-Myers Squibb Co.    5.9
Abbott Laboratories         5.0
Wyeth                       4.0
Eli Lilly & Co.             3.9
WellPoint, Inc.             3.4
Amgen, Inc.                 3.0
Schering-Plough Corp.       2.9
TOTAL                      64.7

MANAGER'S ANALYSIS

POWERSHARES FTSE RAFI INDUSTRIALS SECTOR PORTFOLIO (TICKER: PRFN)

The PowerShares FTSE RAFI Industrials Sector Portfolio is based on the FTSE Research Affiliates Fundamentals Industrials Sector Index (the "FTSE Industrials Sector Index"). The Index is designed to track the performance of the largest U.S. industrial equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The U.S. industrial equities with the highest fundamental strength are weighted by their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

        FUND PERFORMANCE HISTORY (%)    AS OF 31 OCTOBER 2006
                                            FUND INCEPTION
                                              CUMULATIVE
Index   FTSE Industrials Sector Index           4.24
        S&P Industrials Index                   4.48
        Dow Jones Industrials Index             4.47

Fund    NAV Return                              4.20
        Share Price Return                      4.10

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Industrials and the Dow Jones Industrials Indexes are unmanaged indexes based on the average performance of approximately 52 and 270 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Miscellaneous Manufacturing            36.7
Aerospace/Defense                      14.5
Transportation                         12.5
Commercial Services                     5.2
Electronics                             4.8
Machinery-Diversified                   2.9
Software                                2.8
Packaging & Containers                  2.7
Building Materials                      2.5
Electrical Components & Equipment       2.4
Environmental Control                   2.1
Machinery-Construction & Mining         1.8
Engineering & Construction              1.5
Forest Products & Paper                 1.5
Auto Manufacturers                      1.5
Metal Fabricate/Hardware                0.7
Household Products/Wares                0.7
Computers                               0.6
Distribution/Wholesale                  0.6
Chemicals                               0.6
Mining                                  0.4
Electric                                0.3
Telecommunications                      0.2
Trucking & Leasing                      0.2
Hand/Machine Tools                      0.2
Internet                                0.1
Money Market Fund                       0.2
Other                                  (0.2)

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
General Electric Co.                   20.3
Tyco International Ltd. (Bermuda)       4.0
United Parcel Service, Inc., Class B    3.5
Boeing Co.                              3.3
United Technologies Corp.               3.0
3M Co.                                  2.7
Honeywell International, Inc.           2.1
Lockheed Martin Corp.                   1.9
Northrop Grumman Corp.                  1.9
Emerson Electric Co.                    1.9
TOTAL                                  44.6

STYLE ALLOCATION (%)

Large-Cap Value                        33.1
Mid-Cap Value                          28.7
Mid-Cap Growth                         17.2
Large-Cap Growth                       12.8
Small-Cap Value                         5.7
Small-Cap Growth                        2.5

MANAGER'S ANALYSIS

POWERSHARES FTSE RAFI TELECOMMUNICATIONS & TECHNOLOGY SECTOR PORTFOLIO (TICKER: PRFQ)

The PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio is based on the FTSE Research Affiliates Fundamentals Telecommunications & Technology Sector Index (the "FTSE Telecommunications & Technology Sector Index"). The Index is designed to track the performance of the largest U.S. telecommunications and technology equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The U.S. telecommunication and technology equities with the highest fundamental strength are weighted by their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

        FUND PERFORMANCE HISTORY (%)                       AS OF 31 OCTOBER 2006
                                                               FUND INCEPTION
                                                                 CUMULATIVE
Index   FTSE Telecommunications & Technology Sector Index           4.53
        S&P Technology and Telecom Index                            5.29
        Dow Jones Technology Index                                  4.88

Fund    NAV Return                                                  4.13
        Share Price Return                                          4.03

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Technology and Telecom and the Dow Jones Technology Indexes are unmanaged indexes based on the average performance of approximately 88 and 252 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Telecommunications                      44.6
Computers                               18.5
Software                                17.6
Semiconductors                          11.8
Internet                                 2.7
Distribution/Wholesale                   2.1
Office/Business Equipment                1.9
Electrical Components & Equipment        0.3
Retail                                   0.2
Holding Companies-Diversified            0.1
Money Market Fund                        0.0
Other                                    0.2

STYLE ALLOCATION (%)

Large-Cap Growth                        47.8
Large-Cap Value                         21.2
Mid-Cap Growth                          15.6
Mid-Cap Value                           11.2
Small-Cap Value                          4.1
Small-Cap Growth                         0.1

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Microsoft Corp.                         13.2
AT&T, Inc.                              10.8
Verizon Communications, Inc.            10.7
BellSouth Corp.                          4.4
Hewlett-Packard Co.                      4.1
International Business Machines Corp.    4.0
Intel Corp.                              3.9
Cisco Systems, Inc.                      3.4
Oracle Corp.                             2.4
Motorola, Inc.                           2.2
TOTAL                                   59.1

MANAGER'S ANALYSIS

POWERSHARES FTSE RAFI UTILITIES SECTOR PORTFOLIO (TICKER: PRFU)

The PowerShares FTSE RAFI Utilities Sector Portfolio is based on the FTSE Research Affiliates Fundamentals Utilities Sector Index (the "FTSE Utilities Sector Index"). The Index is designed to track the performance of the largest U.S. utilities equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The U.S. utilities equities with the highest fundamental strength are weighted by their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

        FUND PERFORMANCE HISTORY (%)   AS OF 31 OCTOBER 2006
                                           FUND INCEPTION
                                             CUMULATIVE
Index   FTSE Utilities Sector Index             6.53
        S&P Utilities Index                     5.92
        Dow Jones Utilities Index               5.76

Fund    NAV Return                              6.43
        Share Price Return                      6.34

Fund Inception: 20 September 2006

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Utiltities and the Dow Jones Utiltities Indexes are unmanaged indexes based on the average performance of approximately 31 and 90 common stocks, respectively.

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 31 OCTOBER 2006

Electric                            87.0
Gas                                  9.9
Pipelines                            2.5
Environmental Control                0.4
Money Market Fund                    0.1
Other                                0.1

STYLE ALLOCATION (%)

Mid-Cap Value                       46.0
Large-Cap Value                     28.4
Small-Cap Value                      9.4
Mid-Cap Growth                       6.7
Small-Cap Growth                     5.6
Large-Cap Growth                     3.9

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS)

SECURITY
Duke Energy Corp.                    8.0
American Electric Power Co., Inc.    4.7
Southern (The) Co.                   4.6
Dominion Resources, Inc.             4.5
Exelon Corp.                         4.2
FPL Group, Inc.                      3.3
FirstEnergy Corp.                    3.3
TXU Corp.                            3.2
Xcel Energy, Inc.                    2.9
Entergy Corp.                        2.8
TOTAL                               41.5

FUNDS' DISTRIBUTION HISTORY (UNAUDITED)

                                                                EX-DIVIDEND  10/16/06  9/15/06  8/15/06  7/14/06  6/16/06
                                                                RECORD       10/18/06  9/16/06  8/17/06  7/18/06  6/20/06
                                                                PAYABLE      10/31/06  9/29/06  8/31/06  7/31/06  6/30/06
FUND                                                            TICKER
PowerShares Dynamic Market Portfolio                            PWC                --  0.04994       --       --  0.04868
PowerShares Dynamic OTC Portfolio                               PWO                --       --       --       --       --
PowerShares Dynamic MagniQuant Portfolio                        PIQ                --       --       --       --       --

PowerShares Dynamic Large Cap Growth Portfolio                  PWB                --       --       --       --  0.00120
PowerShares Dynamic Large Cap Value Portfolio                   PWV                --  0.05101       --       --  0.05675
PowerShares Dynamic Mid Cap Growth Portfolio                    PWJ                --       --       --       --  0.01708
PowerShares Dynamic Mid Cap Value Portfolio                     PWP                --  0.03813       --       --  0.05155
PowerShares Dynamic Small Cap Growth Portfolio                  PWT                --       --       --       --       --
PowerShares Dynamic Small Cap Value Portfolio                   PWY                --  0.02539       --       --  0.02139

PowerShares Dividend Achievers(TM) Portfolio                    PFM                --  0.05029       --       --  0.07671
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio  PEY           0.05529  0.05518  0.05512  0.05523       --
PowerShares High Growth Rate Dividend Achievers(TM) Portfolio   PHJ                --  0.03428       --       --  0.06068
PowerShares International Dividend Achievers(TM) Portfolio      PID                --  0.12589       --       --  0.12567

PowerShares Aerospace & Defense Portfolio                       PPA                --  0.02002       --       --  0.02120
PowerShares Cleantech(TM) Portfolio                             PZD                --       --       --       --       --
PowerShares Golden Dragon Halter USX China Portfolio            PGJ                --  0.08011       --       --  0.12430
PowerShares Listed Private Equity Portfolio                     PSP                --       --       --       --       --
PowerShares Lux Nanotech Portfolio                              PXN                --       --       --       --       --
PowerShares Value Line Timeliness(TM) Select Portfolio          PIV                --       --       --       --       --
PowerShares Water Resources Portfolio                           PHO                --  0.03621       --       --  0.03737
PowerShares WilderHill Clean Energy Portfolio                   PBW                --       --       --       --  0.01037
PowerShares WilderHill Progressive Energy Portfolio             PUW                --       --       --       --       --
PowerShares Zacks Micro Cap Portfolio                           PZI                --       --       --       --       --
PowerShares Zacks Small Cap Portfolio                           PZJ                --       --       --       --       --

PowerShares Dynamic Basic Materials Sector Portfolio            PYZ                --       --       --       --       --
PowerShares Dynamic Consumer Discretionary Sector Portfolio     PEZ                --       --       --       --       --
PowerShares Dynamic Consumer Staples Sector Portfolio           PSL                --       --       --       --       --
PowerShares Dynamic Energy Sector Portfolio                     PXI                --       --       --       --       --
PowerShares Dynamic Financial Sector Portfolio                  PFI                --       --       --       --       --
PowerShares Dynamic Industrials Sector Portfolio                PRN                --       --       --       --       --
PowerShares Dynamic Healthcare Sector Portfolio                 PTH                --       --       --       --       --
PowerShares Dynamic Technology Sector Portfolio                 PTF                --       --       --       --       --
PowerShares Dynamic Telecommunications & Wireless Portfolio     PTE                --  0.03081       --       --  0.03188
PowerShares Dynamic Utilities Portfolio                         PUI                --  0.06053       --       --  0.10547

                                                                6/15/06  5/15/06  3/17/06  12/30/05  12/16/05  9/16/05  6/17/05
                                                                6/19/06  5/17/06  3/21/06  1/4/06    12/20/05  9/20/05  6/21/05
                                                                6/30/06  5/31/06  3/30/06  1/31/06   12/30/05  9/30/05  6/30/05
FUND
PowerShares Dynamic Market Portfolio                                 --       --  0.04452        --   0.13055  0.04739  0.10797
PowerShares Dynamic OTC Portfolio                                    --       --       --        --        --  0.05663       --
PowerShares Dynamic MagniQuant Portfolio                             --       --       --        --        --       --       --

PowerShares Dynamic Large Cap Growth Portfolio                       --       --       --        --   0.00241       --       --
PowerShares Dynamic Large Cap Value Portfolio                        --       --  0.04783        --   0.07647  0.05490  0.06233
PowerShares Dynamic Mid Cap Growth Portfolio                         --       --       --        --        --       --       --
PowerShares Dynamic Mid Cap Value Portfolio                          --       --  0.03356        --   0.12251  0.04806  0.04852
PowerShares Dynamic Small Cap Growth Portfolio                       --       --       --        --        --       --       --
PowerShares Dynamic Small Cap Value Portfolio                        --       --  0.01644        --   0.02879  0.02835  0.03471

PowerShares Dividend Achievers(TM) Portfolio                         --       --  0.07660        --   0.08740       --       --
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio  0.04512  0.03950  0.12300        --   0.11320  0.11490  0.12828
PowerShares High Growth Rate Dividend Achievers(TM) Portfolio        --       --  0.05916        --   0.08594       --       --
PowerShares International Dividend Achievers(TM) Portfolio           --       --  0.11910        --   0.07747       --       --

PowerShares Aerospace & Defense Portfolio                            --       --       --        --   0.02191       --       --
PowerShares Cleantech(TM) Portfolio                                  --       --       --        --        --       --       --
PowerShares Golden Dragon Halter USX China Portfolio                 --       --       --        --   0.00132  0.11161  0.04962
PowerShares Listed Private Equity Portfolio                          --       --       --        --        --       --       --
PowerShares Lux Nanotech Portfolio                                   --       --       --   0.06725   0.01063       --       --
PowerShares Value Line Timeliness(TM) Select Portfolio               --       --       --        --        --       --       --
PowerShares Water Resources Portfolio                                --       --       --   0.02682   0.00627       --       --
PowerShares WilderHill Clean Energy Portfolio                        --       --       --        --        --       --       --
PowerShares WilderHill Progressive Energy Portfolio                  --       --       --        --        --       --       --
PowerShares Zacks Micro Cap Portfolio                                --       --       --        --   0.01012       --       --
PowerShares Zacks Small Cap Portfolio                                --       --       --        --        --       --       --

PowerShares Dynamic Basic Materials Sector Portfolio                 --       --       --        --        --       --       --
PowerShares Dynamic Consumer Discretionary Sector Portfolio          --       --       --        --        --       --       --
PowerShares Dynamic Consumer Staples Sector Portfolio                --       --       --        --        --       --       --
PowerShares Dynamic Energy Sector Portfolio                          --       --       --        --        --       --       --
PowerShares Dynamic Financial Sector Portfolio                       --       --       --        --        --       --       --
PowerShares Dynamic Industrials Sector Portfolio                     --       --       --        --        --       --       --
PowerShares Dynamic Healthcare Sector Portfolio                      --       --       --        --        --       --       --
PowerShares Dynamic Technology Sector Portfolio                      --       --       --        --        --       --       --
PowerShares Dynamic Telecommunications & Wireless Portfolio          --       --  0.03180        --   0.00158       --       --
PowerShares Dynamic Utilities Portfolio                              --       --  0.07089        --   0.10928       --       --

                                                                3/18/05  4/1/05   12/17/04
                                                                3/22/05  4/5/05   12/21/04
                                                                4/29/05  4/29/05  1/31/05
FUND
PowerShares Dynamic Market Portfolio                                 --  0.02900       --
PowerShares Dynamic OTC Portfolio                                    --       --       --
PowerShares Dynamic MagniQuant Portfolio                             --       --       --

PowerShares Dynamic Large Cap Growth Portfolio                       --       --       --
PowerShares Dynamic Large Cap Value Portfolio                        --  0.01222       --
PowerShares Dynamic Mid Cap Growth Portfolio                         --       --       --
PowerShares Dynamic Mid Cap Value Portfolio                          --  0.02010       --
PowerShares Dynamic Small Cap Growth Portfolio                       --       --       --
PowerShares Dynamic Small Cap Value Portfolio                        --       --       --

PowerShares Dividend Achievers(TM) Portfolio                         --       --       --
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio  0.03688  0.09700  0.00859
PowerShares High Growth Rate Dividend Achievers(TM) Portfolio        --       --       --
PowerShares International Dividend Achievers(TM) Portfolio           --       --       --

PowerShares Aerospace & Defense Portfolio                            --       --       --
PowerShares Cleantech(TM) Portfolio                                  --       --       --
PowerShares Golden Dragon Halter USX China Portfolio                 --       --       --
PowerShares Listed Private Equity Portfolio                          --       --       --
PowerShares Lux Nanotech Portfolio                                   --       --       --
PowerShares Value Line Timeliness(TM) Select Portfolio               --       --       --
PowerShares Water Resources Portfolio                                --       --       --
PowerShares WilderHill Clean Energy Portfolio                        --       --       --
PowerShares WilderHill Progressive Energy Portfolio                  --       --       --
PowerShares Zacks Micro Cap Portfolio                                --       --       --
PowerShares Zacks Small Cap Portfolio                                --       --       --

PowerShares Dynamic Basic Materials Sector Portfolio                 --       --       --
PowerShares Dynamic Consumer Discretionary Sector Portfolio          --       --       --
PowerShares Dynamic Consumer Staples Sector Portfolio                --       --       --
PowerShares Dynamic Energy Sector Portfolio                          --       --       --
PowerShares Dynamic Financial Sector Portfolio                       --       --       --
PowerShares Dynamic Industrials Sector Portfolio                     --       --       --
PowerShares Dynamic Healthcare Sector Portfolio                      --       --       --
PowerShares Dynamic Technology Sector Portfolio                      --       --       --
PowerShares Dynamic Telecommunications & Wireless Portfolio          --       --       --
PowerShares Dynamic Utilities Portfolio                              --       --       --

                                                                EX-DIVIDEND  10/16/06  9/15/06  8/15/06  7/14/06  6/16/06
                                                                RECORD       10/18/06  9/16/06  8/17/06  7/18/06  6/20/06
                                                                PAYABLE      10/31/06  9/29/06  8/31/06  7/31/06  6/30/06
FUND                                                            TICKER
PowerShares Dynamic Banking Sector Portfolio                    PJB                --       --       --       --       --
PowerShares Dynamic Biotechnology & Genome Portfolio            PBE                --       --       --       --       --
PowerShares Dynamic Building & Construction Portfolio           PKB                --       --       --       --  0.00381
PowerShares Dynamic Energy Exploration & Production Portfolio   PXE                --  0.01201       --       --  0.00182
PowerShares Dynamic Food & Beverage Portfolio                   PBJ                --  0.01726       --       --  0.03994
PowerShares Dynamic Hardware & Consumer Electronics Portfolio   PHW                --       --       --       --       --
PowerShares Dynamic Healthcare Services Sector Portfolio        PTJ                --       --       --       --       --
PowerShares Dynamic Insurance Portfolio                         PIC                --  0.01536       --       --  0.02181
PowerShares Dynamic Leisure & Entertainment Portfolio           PEJ                --       --       --       --  0.01010
PowerShares Dynamic Media Portfolio                             PBS                --       --       --       --  0.00739
PowerShares Dynamic Networking Portfolio                        PXQ                --       --       --       --       --
PowerShares Dynamic Oil & Gas Services Portfolio                PXJ                --       --       --       --       --
PowerShares Dynamic Pharmaceuticals Portfolio                   PJP                --       --       --       --  0.02365
PowerShares Dynamic Retail Portfolio                            PMR                --       --       --       --  0.01022
PowerShares Dynamic Semiconductors Portfolio                    PSI                --       --       --       --       --
PowerShares Dynamic Software Portfolio                          PSJ                --       --       --       --       --

PowerShares FTSE RAFI US 1000 Portfolio                         PRF                --  0.13450       --       --  0.14583
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio               PRFZ               --       --       --       --       --
PowerShares FTSE RAFI Basic Materials Sector Portfolio          PRFM               --       --       --       --       --
PowerShares FTSE RAFI Consumer Goods Sector Portfolio           PRFG               --       --       --       --       --
PowerShares FTSE RAFI Consumer Services Sector Portfolio        PRFS               --       --       --       --       --
PowerShares FTSE RAFI Energy Sector Portfolio                   PRFE               --       --       --       --       --
PowerShares FTSE RAFI Financials Sector Portfolio               PRFF               --       --       --       --       --
PowerShares FTSE RAFI Health Care Sector Portfolio              PRFH               --       --       --       --       --
PowerShares FTSE RAFI Industrials Sector Portfolio              PRFN               --       --       --       --       --
PowerShares FTSE RAFI Telecommunications &
   Technology Sector Portfolio                                  PRFQ               --       --       --       --       --
PowerShares FTSE RAFI Utilities Sector Portfolio                PRFU               --       --       --       --       --

                                                                6/15/06  5/15/06  3/17/06  12/30/05  12/16/05  9/16/05
                                                                6/19/06  5/17/06  3/21/06  1/4/06    12/20/05  9/20/05
                                                                6/30/06  5/31/06  3/30/06  1/31/06   12/30/05  9/30/05
FUND
PowerShares Dynamic Banking Sector Portfolio                         --       --       --        --        --       --
PowerShares Dynamic Biotechnology & Genome Portfolio                 --       --       --        --        --       --
PowerShares Dynamic Building & Construction Portfolio                --       --       --        --   0.00730       --
PowerShares Dynamic Energy Exploration & Production Portfolio        --       --       --        --   0.01681       --
PowerShares Dynamic Food & Beverage Portfolio                        --       --  0.01605        --   0.02825  0.04552
PowerShares Dynamic Hardware & Consumer Electronics Portfolio        --       --       --        --        --       --
PowerShares Dynamic Healthcare Services Sector Portfolio             --       --       --        --        --       --
PowerShares Dynamic Insurance Portfolio                              --       --  0.01798        --   0.04533       --
PowerShares Dynamic Leisure & Entertainment Portfolio                --       --       --        --   0.01677       --
PowerShares Dynamic Media Portfolio                                  --       --       --        --   0.00257  0.01746
PowerShares Dynamic Networking Portfolio                             --       --       --        --        --       --
PowerShares Dynamic Oil & Gas Services Portfolio                     --       --       --        --        --       --
PowerShares Dynamic Pharmaceuticals Portfolio                        --       --  0.01237        --   0.01581  0.01493
PowerShares Dynamic Retail Portfolio                                 --       --       --        --   0.01269       --
PowerShares Dynamic Semiconductors Portfolio                         --       --       --        --        --       --
PowerShares Dynamic Software Portfolio                               --       --       --        --        --       --

PowerShares FTSE RAFI US 1000 Portfolio                              --       --  0.12172        --        --       --
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio                    --       --       --        --        --       --
PowerShares FTSE RAFI Basic Materials Sector Portfolio               --       --       --        --        --       --
PowerShares FTSE RAFI Consumer Goods Sector Portfolio                --       --       --        --        --       --
PowerShares FTSE RAFI Consumer Services Sector Portfolio             --       --       --        --        --       --
PowerShares FTSE RAFI Energy Sector Portfolio                        --       --       --        --        --       --
PowerShares FTSE RAFI Financials Sector Portfolio                    --       --       --        --        --       --
PowerShares FTSE RAFI Health Care Sector Portfolio                   --       --       --        --        --       --
PowerShares FTSE RAFI Industrials Sector Portfolio                   --       --       --        --        --       --
PowerShares FTSE RAFI Telecommunications &
   Technology Sector Portfolio                                       --       --       --        --        --       --
PowerShares FTSE RAFI Utilities Sector Portfolio                     --       --       --        --        --       --

                                                                6/17/05  3/18/05  4/1/05   12/17/04
                                                                6/21/05  3/22/05  4/5/05   12/21/04
                                                                6/30/05  4/29/05  4/29/05  1/31/05
FUND
PowerShares Dynamic Banking Sector Portfolio                         --       --       --        --
PowerShares Dynamic Biotechnology & Genome Portfolio                 --       --       --        --
PowerShares Dynamic Building & Construction Portfolio                --       --       --        --
PowerShares Dynamic Energy Exploration & Production Portfolio        --       --       --        --
PowerShares Dynamic Food & Beverage Portfolio                        --       --       --        --
PowerShares Dynamic Hardware & Consumer Electronics Portfolio        --       --       --        --
PowerShares Dynamic Healthcare Services Sector Portfolio             --       --       --        --
PowerShares Dynamic Insurance Portfolio                              --       --       --        --
PowerShares Dynamic Leisure & Entertainment Portfolio                --       --       --        --
PowerShares Dynamic Media Portfolio                                  --       --       --        --
PowerShares Dynamic Networking Portfolio                             --       --       --        --
PowerShares Dynamic Oil & Gas Services Portfolio                     --       --       --        --
PowerShares Dynamic Pharmaceuticals Portfolio                        --       --       --        --
PowerShares Dynamic Retail Portfolio                                 --       --       --        --
PowerShares Dynamic Semiconductors Portfolio                         --       --       --        --
PowerShares Dynamic Software Portfolio                               --       --       --        --

PowerShares FTSE RAFI US 1000 Portfolio                              --       --       --        --
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio                    --       --       --        --
PowerShares FTSE RAFI Basic Materials Sector Portfolio               --       --       --        --
PowerShares FTSE RAFI Consumer Goods Sector Portfolio                --       --       --        --
PowerShares FTSE RAFI Consumer Services Sector Portfolio             --       --       --        --
PowerShares FTSE RAFI Energy Sector Portfolio                        --       --       --        --
PowerShares FTSE RAFI Financials Sector Portfolio                    --       --       --        --
PowerShares FTSE RAFI Health Care Sector Portfolio                   --       --       --        --
PowerShares FTSE RAFI Industrials Sector Portfolio                   --       --       --        --
PowerShares FTSE RAFI Telecommunications &
   Technology Sector Portfolio                                       --       --       --        --
PowerShares FTSE RAFI Utilities Sector Portfolio                     --       --       --        --

                                                                EX-DIVIDEND  12/31/04  9/17/04  6/18/04  3/19/04  12/24/03
                                                                RECORD       1/4/05    9/21/04  6/22/04  3/23/04  12/29/03
                                                                PAYABLE      1/31/05   10/29/04 7/30/04  4/30/04  1/30/04
FUND                                                            TICKER
PowerShares Dynamic Market Portfolio                            PWC           0.08784  0.03096  0.07211  0.05300  0.03646
PowerShares Dynamic OTC Portfolio                               PWO                --       --       --       --       --
PowerShares Dynamic MagniQuant Portfolio                        PIQ                --       --       --       --       --

PowerShares Dynamic Large Cap Growth Portfolio                  PWB                --       --       --       --       --
PowerShares Dynamic Large Cap Value Portfolio                   PWV                --       --       --       --       --
PowerShares Dynamic Mid Cap Growth Portfolio                    PWJ                --       --       --       --       --
PowerShares Dynamic Mid Cap Value Portfolio                     PWP                --       --       --       --       --
PowerShares Dynamic Small Cap Growth Portfolio                  PWT                --       --       --       --       --
PowerShares Dynamic Small Cap Value Portfolio                   PWY                --       --       --       --       --

PowerShares Dividend Achievers(TM) Portfolio                    PFM                --       --       --       --       --
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio  PEY           0.02742       --       --       --       --
PowerShares High Growth Rate Dividend Achievers(TM) Portfolio   PHJ                --       --       --       --       --
PowerShares International Dividend Achievers(TM) Portfolio      PID                --       --       --       --       --

PowerShares Aerospace & Defense Portfolio                       PPA                --       --       --       --       --
PowerShares Cleantech(TM) Portfolio                             PZD                --       --       --       --       --
PowerShares Golden Dragon Halter USX China Portfolio            PGJ                --       --       --       --       --
PowerShares Listed Private Equity Portfolio                     PSP                --       --       --       --       --
PowerShares Lux Nanotech Portfolio                              PXN                --       --       --       --       --
PowerShares Value Line Timeliness(TM) Select Portfolio          PIV                --       --       --       --       --
PowerShares Water Resources Portfolio                           PHO                --       --       --       --       --
PowerShares WilderHill Clean Energy Portfolio                   PBW                --       --       --       --       --
PowerShares WilderHill Progressive Energy Portfolio             PUW                --       --       --       --       --
PowerShares Zacks Micro Cap Portfolio                           PZI                --       --       --       --       --
PowerShares Zacks Small Cap Portfolio                           PZJ                --       --       --       --       --

PowerShares Dynamic Basic Materials Sector Portfolio            PYZ                --       --       --       --       --
PowerShares Dynamic Consumer Discretionary Sector Portfolio     PEZ                --       --       --       --       --
PowerShares Dynamic Consumer Staples Sector Portfolio           PSL                --       --       --       --       --
PowerShares Dynamic Energy Sector Portfolio                     PXI                --       --       --       --       --
PowerShares Dynamic Financial Sector Portfolio                  PFI                --       --       --       --       --
PowerShares Dynamic Industrials Sector Portfolio                PRN                --       --       --       --       --
PowerShares Dynamic Healthcare Sector Portfolio                 PTH                --       --       --       --       --
PowerShares Dynamic Technology Sector Portfolio                 PTF                --       --       --       --       --
PowerShares Dynamic Telecommunications & Wireless Portfolio     PTE                --       --       --       --       --
PowerShares Dynamic Utilities Portfolio                         PUI                --       --       --       --       --

                                                                9/19/03   6/20/03
                                                                9/23/03   6/24/03
                                                                10/31/03  7/31/03
FUND
PowerShares Dynamic Market Portfolio                             0.04418  0.16848
PowerShares Dynamic OTC Portfolio                                     --       --
PowerShares Dynamic MagniQuant Portfolio                              --       --

PowerShares Dynamic Large Cap Growth Portfolio                        --       --
PowerShares Dynamic Large Cap Value Portfolio                         --       --
PowerShares Dynamic Mid Cap Growth Portfolio                          --       --
PowerShares Dynamic Mid Cap Value Portfolio                           --       --
PowerShares Dynamic Small Cap Growth Portfolio                        --       --
PowerShares Dynamic Small Cap Value Portfolio                         --       --

PowerShares Dividend Achievers(TM) Portfolio                          --       --
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio        --       --
PowerShares High Growth Rate Dividend Achievers(TM) Portfolio         --       --
PowerShares International Dividend Achievers(TM) Portfolio            --       --

PowerShares Aerospace & Defense Portfolio                             --       --
PowerShares Cleantech(TM) Portfolio                                   --       --
PowerShares Golden Dragon Halter USX China Portfolio                  --       --
PowerShares Listed Private Equity Portfolio                           --       --
PowerShares Lux Nanotech Portfolio                                    --       --
PowerShares Value Line Timeliness(TM) Select Portfolio                --       --
PowerShares Water Resources Portfolio                                 --       --
PowerShares WilderHill Clean Energy Portfolio                         --       --
PowerShares WilderHill Progressive Energy Portfolio                   --       --
PowerShares Zacks Micro Cap Portfolio                                 --       --
PowerShares Zacks Small Cap Portfolio                                 --       --

PowerShares Dynamic Basic Materials Sector Portfolio                  --       --
PowerShares Dynamic Consumer Discretionary Sector Portfolio           --       --
PowerShares Dynamic Consumer Staples Sector Portfolio                 --       --
PowerShares Dynamic Energy Sector Portfolio                           --       --
PowerShares Dynamic Financial Sector Portfolio                        --       --
PowerShares Dynamic Industrials Sector Portfolio                      --       --
PowerShares Dynamic Healthcare Sector Portfolio                       --       --
PowerShares Dynamic Technology Sector Portfolio                       --       --
PowerShares Dynamic Telecommunications & Wireless Portfolio           --       --
PowerShares Dynamic Utilities Portfolio                               --       --

                                                                EX-DIVIDEND  12/31/04  9/17/04   6/18/04  3/19/04  12/24/03
                                                                RECORD       1/4/05    9/21/04   6/22/04  3/23/04  12/29/03
                                                                PAYABLE      1/31/05   10/29/04  7/30/04  4/30/04  1/30/04
FUND                                                            TICKER
PowerShares Dynamic Banking Sector Portfolio                    PJB                --        --       --       --        --
PowerShares Dynamic Biotechnology & Genome Portfolio            PBE                --        --       --       --        --
PowerShares Dynamic Building & Construction Portfolio           PKB                --        --       --       --        --
PowerShares Dynamic Energy Exploration & Production Portfolio   PXE                --        --       --       --        --
PowerShares Dynamic Food & Beverage Portfolio                   PBJ                --        --       --       --        --
PowerShares Dynamic Hardware & Consumer Electronics Portfolio   PHW                --        --       --       --        --
PowerShares Dynamic Healthcare Services Sector Portfolio        PTJ                --        --       --       --        --
PowerShares Dynamic Insurance Portfolio                         PIC                --        --       --       --        --
PowerShares Dynamic Leisure & Entertainment Portfolio           PEJ                --        --       --       --        --
PowerShares Dynamic Media Portfolio                             PBS                --        --       --       --        --
PowerShares Dynamic Networking Portfolio                        PXQ                --        --       --       --        --
PowerShares Dynamic Oil & Gas Services Portfolio                PXJ                --        --       --       --        --
PowerShares Dynamic Pharmaceuticals Portfolio                   PJP                --        --       --       --        --
PowerShares Dynamic Retail Portfolio                            PMR                --        --       --       --        --
PowerShares Dynamic Semiconductors Portfolio                    PSI                --        --       --       --        --
PowerShares Dynamic Software Portfolio                          PSJ                --        --       --       --        --

PowerShares FTSE RAFI US 1000 Portfolio                         PRF                --        --       --       --        --
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio               PRFZ               --        --       --       --        --
PowerShares FTSE RAFI Basic Materials Sector Portfolio          PRFM               --        --       --       --        --
PowerShares FTSE RAFI Consumer Goods Sector Portfolio           PRFG               --        --       --       --        --
PowerShares FTSE RAFI Consumer Services Sector Portfolio        PRFS               --        --       --       --        --
PowerShares FTSE RAFI Energy Sector Portfolio                   PRFE               --        --       --       --        --
PowerShares FTSE RAFI Financials Sector Portfolio               PRFF               --        --       --       --        --
PowerShares FTSE RAFI Health Care Sector Portfolio              PRFH               --        --       --       --        --
PowerShares FTSE RAFI Industrials Sector Portfolio              PRFN               --        --       --       --        --
PowerShares FTSE RAFI Telecommunications &
   Technology Sector Portfolio                                  PRFQ               --        --       --       --        --
PowerShares FTSE RAFI Utilities Sector Portfolio                PRFU               --        --       --       --        --

                                                                9/19/03   6/20/03
                                                                9/23/03   6/24/03
                                                                10/31/03  7/31/03
FUND
PowerShares Dynamic Banking Sector Portfolio                          --       --
PowerShares Dynamic Biotechnology & Genome Portfolio                  --       --
PowerShares Dynamic Building & Construction Portfolio                 --       --
PowerShares Dynamic Energy Exploration & Production Portfolio         --       --
PowerShares Dynamic Food & Beverage Portfolio                         --       --
PowerShares Dynamic Hardware & Consumer Electronics Portfolio         --       --
PowerShares Dynamic Healthcare Services Sector Portfolio              --       --
PowerShares Dynamic Insurance Portfolio                               --       --
PowerShares Dynamic Leisure & Entertainment Portfolio                 --       --
PowerShares Dynamic Media Portfolio                                   --       --
PowerShares Dynamic Networking Portfolio                              --       --
PowerShares Dynamic Oil & Gas Services Portfolio                      --       --
PowerShares Dynamic Pharmaceuticals Portfolio                         --       --
PowerShares Dynamic Retail Portfolio                                  --       --
PowerShares Dynamic Semiconductors Portfolio                          --       --
PowerShares Dynamic Software Portfolio                                --       --

PowerShares FTSE RAFI US 1000 Portfolio                               --       --
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio                     --       --
PowerShares FTSE RAFI Basic Materials Sector Portfolio                --       --
PowerShares FTSE RAFI Consumer Goods Sector Portfolio                 --       --
PowerShares FTSE RAFI Consumer Services Sector Portfolio              --       --
PowerShares FTSE RAFI Energy Sector Portfolio                         --       --
PowerShares FTSE RAFI Financials Sector Portfolio                     --       --
PowerShares FTSE RAFI Health Care Sector Portfolio                    --       --
PowerShares FTSE RAFI Industrials Sector Portfolio                    --       --
PowerShares FTSE RAFI Telecommunications &
   Technology Sector Portfolio                                        --       --
PowerShares FTSE RAFI Utilities Sector Portfolio                      --       --

Frequency Distribution of Discounts & Premiums (Unaudited)

SINCE INCEPTION THRU OCTOBER 31, 2006

                                                                                  CLOSING PRICE ABOVE NAV
                                                                     ------------------------------------------------
                                                                      0-24    25-49   50-99  100-149  150-199   200+
                                                                      BASIS   BASIS   BASIS   BASIS    BASIS    BASIS
TICKER  FUND NAME                                   INCEPTION  DAYS  POINTS  POINTS  POINTS   POINTS   POINTS  POINTS
PWC     Dynamic Market Portfolio                       5/1/03   770    523     62       9       0        0        0
PWO     Dynamic OTC Portfolio                          5/1/03   770    404     30      11       0        0        0
PIQ     Dynamic MagniQuant Portfolio                 10/12/06    14      8      0       0       0        0        0

PWB     Dynamic Large Cap Growth Portfolio             3/3/05   421    289      6       1       0        0        0
PWV     Dynamic Large Cap Value Portfolio              3/3/05   421    316      9       5       0        0        0
PWJ     Dynamic Mid Cap Growth Portfolio               3/3/05   421    244      3       3       0        0        0
PWP     Dynamic Mid Cap Value Portfolio                3/3/05   421    229      1       2       0        0        0
PWT     Dynamic Small Cap Growth Portfolio             3/3/05   421    224     10       2       0        0        0
PWY     Dynamic Small Cap Value Portfolio              3/3/05   421    233      4       3       0        0        0

PFM     Dividend Achievers(TM) Portfolio              9/15/05   285    207      4       0       0        0        0
PEY     High Yield Equity Dividend
           Achievers(TM) Portfolio                    12/9/04   478    235     12       0       0        0        0
PHJ     High Growth Rate Dividend
           Achievers(TM) Portfolio                    9/15/05   285    189      4       0       0        0        0
PID     International Dividend
           Achievers(TM) Portfolio                    9/15/05   285    221      5       0       0        0        0

PPA     Aerospace & Defense Portfolio                10/26/05   256    145      8       1       0        0        0
PZD     Cleantech(TM) Portfolio                      10/24/06     6      1      0       0       0        0        0
PGJ     Golden Dragon Halter USX
           China Portfolio                            12/9/04   478    268     71      17       0        0        0
PSP     Listed Private Equity Portfolio              10/24/06     6      2      0       0       0        0        0
PXN     Lux Nanotech Portfolio                       10/26/05   256    152     12       1       0        0        0
PIV     Value Line Timeliness(TM) Select Portfolio    12/6/05   228    138     10       1       0        0        0
PHO     Water Resources Portfolio                     12/6/05   228    114     63      11       1        0        0
PBW     WilderHill Clean Energy Portfolio              3/3/05   421    207     75      10       1        0        0
PUW     WilderHill Progressive Energy Portfolio      10/24/06     6      1      0       0       0        0        0
PZI     Zacks Micro Cap Portfolio                     8/18/05   304    137      6       3       0        0        0
PZJ     Zacks Small Cap Portfolio                     2/16/06   178    104      2       0       0        0        0

PYZ     Dynamic Basic Materials
           Sector Portfolio                          10/12/06    14      2      0       0       0        0        0
PEZ     Dynamic Consumer Discretionary
           Sector Portfolio                          10/12/06    14      5      0       0       0        0        0
PSL     Dynamic Consumer Staples
           Sector Portfolio                          10/12/06    14      3      0       0       0        0        0
PXI     Dynamic Energy Sector Portfolio              10/12/06    14      0      0       0       0        0        0
PFI     Dynamic Financial Sector Portfolio           10/12/06    14      2      0       0       0        0        0
PTH     Dynamic Healthcare Sector Portfolio          10/12/06    14      1      0       0       0        0        0
PRN     Dynamic Industrials Sector Portfolio         10/12/06    14      2      0       0       0        0        0
PTF     Dynamic Technology Sector Portfolio          10/12/06    14      4      0       0       0        0        0
PTE     Dynamic Telecommunications &
           Wireless Portfolio                         12/6/05   228     93     12       2       0        0        0
PUI     Dynamic Utilities Portfolio                  10/26/05   256     96      2       2       0        0        0

                                                                     CLOSING BELOW NAV
                                                    --------------------------------------------------
                                                     -0-24  -25-49  -50-99  -100-149  -150-199  -200+
                                                     BASIS   BASIS   BASIS    BASIS     BASIS    BASIS
TICKER  FUND NAME                                   POINTS  POINTS  POINTS   POINTS    POINTS   POINTS
PWC     Dynamic Market Portfolio                      173      3       0        0         0        0
PWO     Dynamic OTC Portfolio                         311     12       2        0         0        0
PIQ     Dynamic MagniQuant Portfolio                    6      0       0        0         0        0

PWB     Dynamic Large Cap Growth Portfolio            123      1       1        0         0        0
PWV     Dynamic Large Cap Value Portfolio              86      2       3        0         0        0
PWJ     Dynamic Mid Cap Growth Portfolio              166      4       1        0         0        0
PWP     Dynamic Mid Cap Value Portfolio               187      2       0        0         0        0
PWT     Dynamic Small Cap Growth Portfolio            171     11       3        0         0        0
PWY     Dynamic Small Cap Value Portfolio             173      5       3        0         0        0

PFM     Dividend Achievers(TM) Portfolio               73      1       0        0         0        0
PEY     High Yield Equity Dividend
           Achievers(TM) Portfolio                    206     23       2        0         0        0
PHJ     High Growth Rate Dividend
           Achievers(TM) Portfolio                     91      1       0        0         0        0
PID     International Dividend
           Achievers(TM) Portfolio                     59      0       0        0         0        0

PPA     Aerospace & Defense Portfolio                 101      1       0        0         0        0
PZD     Cleantech(TM) Portfolio                         5      0       0        0         0        0
PGJ     Golden Dragon Halter USX
           China Portfolio                            111      9       2        0         0        0
PSP     Listed Private Equity Portfolio                 4      0       0        0         0        0
PXN     Lux Nanotech Portfolio                         88      3       0        0         0        0
PIV     Value Line Timeliness(TM) Select Portfolio     76      3       0        0         0        0
PHO     Water Resources Portfolio                      35      4       0        0         0        0
PBW     WilderHill Clean Energy Portfolio             113     14       1        0         0        0
PUW     WilderHill Progressive Energy Portfolio         5      0       0        0         0        0
PZI     Zacks Micro Cap Portfolio                     155      3       0        0         0        0
PZJ     Zacks Small Cap Portfolio                      71      1       0        0         0        0

PYZ     Dynamic Basic Materials
           Sector Portfolio                            12      0       0        0         0        0
PEZ     Dynamic Consumer Discretionary
           Sector Portfolio                             9      0       0        0         0        0
PSL     Dynamic Consumer Staples
           Sector Portfolio                            11      0       0        0         0        0
PXI     Dynamic Energy Sector Portfolio                14      0       0        0         0        0
PFI     Dynamic Financial Sector Portfolio             12      0       0        0         0        0
PTH     Dynamic Healthcare Sector Portfolio            13      0       0        0         0        0
PRN     Dynamic Industrials Sector Portfolio           12      0       0        0         0        0
PTF     Dynamic Technology Sector Portfolio            10      0       0        0         0        0
PTE     Dynamic Telecommunications &
           Wireless Portfolio                         113      6       2        0         0        0
PUI     Dynamic Utilities Portfolio                   153      3       0        0         0        0

SINCE INCEPTION THRU OCTOBER 31, 2006

                                                                              CLOSING PRICE ABOVE NAV
                                                                 ------------------------------------------------
                                                                  0-24    25-49   50-99  100-149  150-199   200+
                                                                  BASIS   BASIS   BASIS   BASIS    BASIS    BASIS
TICKER  FUND NAME                               INCEPTION  DAYS  POINTS  POINTS  POINTS   POINTS   POINTS  POINTS
PJB     Dynamic Banking Portfolio               10/12/06     14      5      0       0       0        0        0
PBE     Dynamic Biotechnology &
           Genome Portfolio                      6/23/05    343    187     19       1       1        0        0
PKB     Dynamic Building & Construction
           Portfolio                            10/26/05    256     67     13       2       0        0        0
PXE     Dynamic Energy Exploration &
           Production Portfolio                 10/26/05    256    160      1       2       0        0        1
PBJ     Dynamic Food & Beverage Portfolio        6/23/05    343    193     10       0       0        0        0
PHW     Dynamic Hardware & Consumer
           Electronics Portfolio                 12/6/05    228     77      2       1       0        0        0
PTJ     Dynamic Healthcare Services
           Sector Portfolio                     10/12/06     14      0      0       0       0        0        0
PIC     Dynamic Insurance Portfolio             10/26/05    256    113      6       1       0        0        0
PEJ     Dynamic Leisure and
           Entertainment Portfolio               6/23/05    343    140      4       2       0        0        0
PBS     Dynamic Media Portfolio                  6/23/05    343    138      7       1       0        0        0
PXQ     Dynamic Networking Portfolio             6/23/05    343    138      3       1       0        0        0
PXJ     Dynamic Oil & Gas Services Portfolio    10/26/05    256    136     26       5       0        0        0
PJP     Dynamic Pharmaceuticals Portfolio        6/23/05    343    208      6       4       0        0        0
PMR     Dynamic Retail Portfolio                10/26/05    256    120      3       1       0        0        0
PSI     Dynamic Semiconductors Portfolio         6/23/05    343    198     12       2       0        0        0
PSJ     Dynamic Software Portfolio               6/23/05    343    197      5       6       0        0        0

PRF     FTSE RAFI US 1000 Portfolio             12/19/05    210    120      6       0       0        0        0
PRFZ    FTSE RAFI US 1500 Small-Mid
           Portfolio                             9/20/06     30     16      0       0       0        0        0
PRFM    FTSE RAFI Basic Materials
        Sector Portfolio                         9/20/06     30     12      0       0       0        0        0
PRFG    FTSE RAFI Consumer Goods
        Sector Portfolio                         9/20/06     30     21      0       0       0        0        0
PRFS    FTSE RAFI Consumer Services
        Sector Portfolio                         9/20/06     30     20      0       0       0        0        0
PRFE    FTSE RAFI Energy Sector Portfolio        9/20/06     30     13      0       0       0        0        0
PRFF    FTSE RAFI Financials Sector Portfolio    9/20/06     30     13      0       0       0        0        0
PRFH    FTSE RAFI Health Care Sector Portfolio   9/20/06     30     16      0       0       0        0        0
PRFN    FTSE RAFI Industrials Sector Portfolio   9/20/06     30     15      0       0       0        0        0
PRFQ    FTSE RAFI Telecommunications &
           Technology Sector Portfolio           9/20/06     30     17      0       0       0        0        0
PRFU    FTSE RAFI Utilities Sector Portfolio     9/20/06     30     11      0       0       0        0        0

                                                               CLOSING BELOW NAV
                                                 --------------------------------------------------
                                                  -0-24  -25-49  -50-99  -100-149  -150-199  -200+
                                                  BASIS   BASIS   BASIS    BASIS     BASIS    BASIS
TICKER  FUND NAME                                POINTS  POINTS  POINTS   POINTS    POINTS   POINTS
PJB     Dynamic Banking Portfolio                    9      0       0        0         0        0
PBE     Dynamic Biotechnology &
           Genome Portfolio                        118     15       2        0         0        0
PKB     Dynamic Building & Construction
           Portfolio                               170      4       0        0         0        0
PXE     Dynamic Energy Exploration &
           Production Portfolio                     87      3       2        0         0        0
PBJ     Dynamic Food & Beverage Portfolio          135      5       0        0         0        0
PHW     Dynamic Hardware & Consumer
           Electronics Portfolio                   143      4       1        0         0        0
PTJ     Dynamic Healthcare Services
           Sector Portfolio                         14      0       0        0         0        0
PIC     Dynamic Insurance Portfolio                134      2       0        0         0        0
PEJ     Dynamic Leisure and
           Entertainment Portfolio                 194      3       0        0         0        0
PBS     Dynamic Media Portfolio                    195      2       0        0         0        0
PXQ     Dynamic Networking Portfolio               196      4       1        0         0        0
PXJ     Dynamic Oil & Gas Services Portfolio        84      4       1        0         0        0
PJP     Dynamic Pharmaceuticals Portfolio          122      3       0        0         0        0
PMR     Dynamic Retail Portfolio                   127      5       0        0         0        0
PSI     Dynamic Semiconductors Portfolio           129      2       0        0         0        0
PSJ     Dynamic Software Portfolio                 132      2       1        0         0        0

PRF     FTSE RAFI US 1000 Portfolio                 75      4       5        0         0        0
PRFZ    FTSE RAFI US 1500 Small-Mid
           Portfolio                                14      0       0        0         0        0
PRFM    FTSE RAFI Basic Materials
        Sector Portfolio                            18      0       0        0         0        0
PRFG    FTSE RAFI Consumer Goods
        Sector Portfolio                             9      0       0        0         0        0
PRFS    FTSE RAFI Consumer Services
        Sector Portfolio                            10      0       0        0         0        0
PRFE    FTSE RAFI Energy Sector Portfolio           17      0       0        0         0        0
PRFF    FTSE RAFI Financials Sector Portfolio       17      0       0        0         0        0
PRFH    FTSE RAFI Health Care Sector Portfolio      14      0       0        0         0        0
PRFN    FTSE RAFI Industrials Sector Portfolio      15      0       0        0         0        0
PRFQ    FTSE RAFI Telecommunications &
           Technology Sector Portfolio              13      0       0        0         0        0
PRFU    FTSE RAFI Utilities Sector Portfolio        19      0       0        0         0        0

FEES AND EXPENSES (UNAUDITED)

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended October 31, 2006.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               BEGINNING         ENDING           ANNUALIZED
                                                ACCOUNT          ACCOUNT         EXPENSE RATIO        EXPENSES PAID
                                                 VALUE            VALUE          BASED ON THE          DURING THE
                                              MAY 1, 2006   OCTOBER 31, 2006   SIX-MONTH PERIOD   SIX-MONTH PERIOD (1)
PowerShares Dynamic Market Portfolio Actual    $1,000.00       $1,021.83             0.60%                $3.06
   Hypothetical (5% return before expenses)    $1,000.00       $1,022.18             0.60%                $3.06
PowerShares Dynamic OTC Portfolio Actual       $1,000.00       $  960.82             0.60%                $2.97
   Hypothetical (5% return before expenses)    $1,000.00       $1,022.18             0.60%                $3.06

                                                                                                       EXPENSES PAID
                                                  BEGINNING                                          DURING PERIOD (2)
                                                ACCOUNT VALUE                         ANNUALIZED      OCTOBER 12, 2006
                                              OCTOBER 12, 2006                      EXPENSE RATIO     (COMMENCEMENT OF
                                                (COMMENCEMENT         ENDING           BASED ON        OF INVESTMENT
                                                OF INVESTMENT     ACCOUNT VALUE     NUMBER OF DAYS     OPERATIONS) TO
                                                 OPERATIONS)     OCTOBER 31, 2006    IN THE PERIOD    OCTOBER 31, 2006
PowerShares Dynamic MagniQuant Portfolio
   Actual                                         $1,000.00          $1,007.09          0.69%               $0.36
   Hypothetical (5% return before expenses)       $1,000.00          $1,021.73          0.69%               $3.52

                                                  BEGINNING         ENDING           ANNUALIZED      EXPENSES PAID
                                                   ACCOUNT          ACCOUNT         EXPENSE RATIO      DURING THE
                                                    VALUE            VALUE          BASED ON THE       SIX-MONTH
                                                 MAY 1, 2006   OCTOBER 31, 2006   SIX-MONTH PERIOD     PERIOD (1)
PowerShares Dynamic Large Cap Growth Portfolio
   Actual                                         $1,000.00        $  997.02            0.63%            $3.17
   Hypothetical (5% return before expenses)       $1,000.00        $1,022.03            0.63%            $3.21
PowerShares Dynamic Large Cap Value Portfolio
   Actual                                         $1,000.00        $1,099.84            0.63%            $3.33
   Hypothetical (5% return before expenses)       $1,000.00        $1,022.03            0.63%            $3.21
PowerShares Dynamic Mid Cap Growth Portfolio
   Actual                                         $1,000.00        $1,005.25            0.63%            $3.18
   Hypothetical (5% return before expenses)       $1,000.00        $1,022.03            0.63%            $3.21
PowerShares Dynamic Mid Cap Value Portfolio
   Actual                                         $1,000.00        $1,047.95            0.63%            $3.25
   Hypothetical (5% return before expenses)       $1,000.00        $1,022.03            0.63%            $3.21
PowerShares Dynamic Small Cap Growth Portfolio
   Actual                                         $1,000.00          $961.10            0.63%            $3.11
   Hypothetical (5% return before expenses)       $1,000.00        $1,022.03            0.63%            $3.21
PowerShares Dynamic Small Cap Value Portfolio
   Actual                                         $1,000.00        $1,024.11            0.63%            $3.21
   Hypothetical (5% return before expenses)       $1,000.00        $1,022.03            0.63%            $3.21
PowerShares Dividend Achievers(TM) Portfolio
   Actual                                         $1,000.00        $1,077.19            0.61%            $3.19
   Hypothetical (5% return before expenses)       $1,000.00        $1,022.13            0.61%            $3.11
PowerShares High Yield Equity Dividend
   Acheivers(TM) Portfolio
   Actual                                         $1,000.00        $1,075.94            0.60%            $3.14
   Hypothetical (5% return before expenses)       $1,000.00        $1,022.18            0.60%            $3.06
PowerShares High Growth Rate Dividend
   Achievers(TM) Portfolio
   Actual                                         $1,000.00        $1,044.97            0.63%            $3.25
   Hypothetical (5% return before expenses)       $1,000.00        $1,022.02            0.63%            $3.21
PowerShares International Dividend
   Achievers(TM) Portfolio
   Actual                                         $1,000.00        $1,069.52            0.61%            $3.18
   Hypothetical (5% return before expenses)       $1,000.00        $1,022.13            0.61%            $3.11

                                              BEGINNING         ENDING            ANNUALIZED
                                               ACCOUNT          ACCOUNT          EXPENSE RATIO        EXPENSES PAID
                                                VALUE            VALUE           BASED ON THE          DURING THE
                                              MAY 1, 2006   OCTOBER 31, 2006   SIX-MONTH PERIOD   SIX-MONTH PERIOD (1)
PowerShares Aerospace & Defense Portfolio
   Actual                                      $1,000.00       $1,014.04             0.67%              $3.40
   Hypothetical (5% return before expenses)    $1,000.00       $1,021.83             0.67%              $3.41

                                                                                                       EXPENSES PAID
                                                 BEGINNING                                           DURING PERIOD (3)
                                               ACCOUNT VALUE                          ANNUALIZED     OCTOBER 24, 2006
                                              OCTOBER 24, 2006                      EXPENSE RATIO      (COMMENCEMENT
                                               (COMMENCEMENT          ENDING           BASED ON        OF INVESTMENT
                                               OF INVESTMENT      ACCOUNT VALUE     NUMBER OF DAYS    OPERATIONS) TO
                                                OPERATIONS)      OCTOBER 31, 2006   IN THE PERIOD     OCTOBER 31, 2006
PowerShares Cleantech(TM) Portfolio
   Actual                                        $1,000.00          $1,012.55            0.70%             $0.14
   Hypothetical (5% return before expenses)      $1,000.00          $1,021.68            0.70%             $3.57

                                               BEGINNING         ENDING           ANNUALIZED
                                                ACCOUNT         ACCOUNT          EXPENSE RATIO       EXPENSES PAID
                                                 VALUE           VALUE           BASED ON THE          DURING THE
                                              MAY 1, 2006   OCTOBER 31, 2006   SIX-MONTH PERIOD   SIX-MONTH PERIOD (1)
PowerShares Golden Dragon Halter USX
   China Portfolio
   Actual                                      $1,000.00       $1,005.50             0.69%                $3.49
   Hypothetical (5% return before expenses)    $1,000.00       $1,021.73             0.69%                $3.52

                                                 BEGINNING                                           DURING PERIOD (3)
                                               ACCOUNT VALUE                          ANNUALIZED      OCTOBER 24, 2006
                                              OCTOBER 24, 2006                      EXPENSE RATIO      (COMMENCEMENT
                                               (COMMENCEMENT         ENDING            BASED ON        OF INVESTMENT
                                               OF INVESTMENT      ACCOUNT VALUE     NUMBER OF DAYS    OPERATIONS) TO
                                                OPERATIONS)      OCTOBER 31, 2006   IN THE PERIOD     OCTOBER 31, 2006
PowerShares Listed Private
   Equity Portfolio
   Actual                                        $1,000.00          $1,021.92            0.74%             $0.14
   Hypothetical (5% return before expenses)      $1,000.00          $1,021.48            0.74%             $3.77

                                                BEGINNING         ENDING            ANNUALIZED
                                                 ACCOUNT          ACCOUNT         EXPENSE RATIO         EXPENSES PAID
                                                  VALUE            VALUE           BASED ON THE          DURING THE
                                                MAY 1, 2006   OCTOBER 31, 2006   SIX-MONTH PERIOD   SIX-MONTH PERIOD (1)
PowerShares Lux Nanotech Portfolio
   Actual                                        $1,000.00       $  970.60             0.71%                $3.53
   Hypothetical (5% return before expenses)      $1,000.00       $1,021.63             0.71%                $3.62
PowerShares Value Line Timeliness(TM)
   Select Portfolio
   Actual                                        $1,000.00       $  912.81             0.71%                $3.42
   Hypothetical (5% return before expenses)      $1,000.00       $1,021.63             0.71%                $3.62
PowerShares Water Resource Portfolio
   Actual                                        $1,000.00       $  981.34             0.66%                $3.30
   Hypothetical (5% return before expenses)      $1,000.00       $1,021.88             0.66%                $3.36
PowerShares WilderHill Clean Energy Portfolio
   Actual                                        $1,000.00       $  798.92             0.76%                $3.45
   Hypothetical (5% return before expenses)      $1,000.00       $1,021.37             0.76%                $3.87

                                                 BEGINNING                                           DURING PERIOD (3)
                                               ACCOUNT VALUE                          ANNUALIZED      OCTOBER 24, 2006
                                              OCTOBER 24, 2006                      EXPENSE RATIO    (COMMENCEMENT OF
                                               (COMMENCEMENT          ENDING           BASED ON         INVESTMENT
                                               OF INVESTMENT      ACCOUNT VALUE     NUMBER OF DAYS    OPERATIONS) TO
                                                OPERATIONS)      OCTOBER 31, 2006   IN THE PERIOD     OCTOBER 31, 2006
PowerShares WilderHill Progressive
   Energy Portfolio
   Actual                                        $1,000.00          $1,010.04            0.73%             $0.14
   Hypothetical (5% return before expenses)      $1,000.00          $1,021.53            0.73%             $3.72

                                               BEGINNING         ENDING           ANNUALIZED
                                                ACCOUNT         ACCOUNT          EXPENSE RATIO       EXPENSES PAID
                                                 VALUE           VALUE           BASED ON THE          DURING THE
                                              MAY 1, 2006   OCTOBER 31, 2006   SIX-MONTH PERIOD   SIX-MONTH PERIOD (1)
PowerShares Zacks Micro Cap Portfolio
   Actual                                      $1,000.00       $  979.97             0.71%                $3.54
   Hypothetical (5% return before expenses)    $1,000.00       $1,021.63             0.71%                $3.62
PowerShares Zacks Small Cap Portfolio
   Actual                                      $1,000.00       $  969.89             0.73%                $3.62
   Hypothetical (5% return before expenses)    $1,000.00       $1,021.53             0.73%                $3.72

                                                 BEGINNING                                           DURING PERIOD (2)
                                               ACCOUNT VALUE                          ANNUALIZED     OCTOBER 12, 2006
                                              OCTOBER 12, 2006                      EXPENSE RATIO     (COMMENCEMENT
                                               (COMMENCEMENT          ENDING           BASED ON       OF INVESTMENT
                                               OF INVESTMENT      ACCOUNT VALUE     NUMBER OF DAYS   OPERATIONS) TO
                                                OPERATIONS)      OCTOBER 31, 2006   IN THE PERIOD    OCTOBER 31, 2006
PowerShares Dynamic Basic Materials
   Sector Portfolio
   Actual                                        $1,000.00          $1,031.69            0.71%             $0.38
   Hypothetical (5% return before expenses)      $1,000.00          $1,021.63            0.71%             $3.62
PowerShares Dynamic Consumer
   Discretionary Sector Portfolio
   Actual                                        $1,000.00          $1,020.45            0.71%             $0.37
   Hypothetical (5% return before expenses)      $1,000.00          $1,021.63            0.71%             $3.62
PowerShares Dynamic Consumer
   Staples Sector Portfolio
   Actual                                        $1,000.00          $1,007.52            0.72%             $0.38
   Hypothetical (5% return before expenses)      $1,000.00          $1,021.58            0.72%             $3.67
PowerShares Dynamic Energy
   Sector Portfolio
   Actual                                        $1,000.00          $1,056.98            0.71%             $0.38
   Hypothetical (5% return before expenses)      $1,000.00          $1,021.63            0.71%             $3.62
PowerShares Dynamic Financial
   Sector Portfolio
   Actual                                        $1,000.00          $  993.64            0.72%             $0.37
   Hypothetical (5% return before expenses)      $1,000.00          $1,021.58            0.72%             $3.67
PowerShares Dynamic Healthcare
   Sector Portfolio
   Actual                                        $1,000.00          $1,001.20            0.72%             $0.38
   Hypothetical (5% return before expenses)      $1,000.00          $1,021.58            0.72%             $3.67
PowerShares Dynamic Industrials
   Sector Portfolio
   Actual                                        $1,000.00          $  995.72            0.71%             $0.37
   Hypothetical (5% return before expenses)      $1,000.00          $1,021.63            0.71%             $3.62
PowerShares Dynamic Technology
   Sector Portfolio
   Actual                                        $1,000.00          $  998.83            0.71%             $0.37
   Hypothetical (5% return before expenses)      $1,000.00          $1,021.63            0.71%             $3.62

                                               BEGINNING        ENDING            ANNUALIZED
                                                ACCOUNT         ACCOUNT          EXPENSE RATIO       EXPENSES PAID
                                                 VALUE           VALUE           BASED ON THE         DURING THE
                                              MAY 1, 2006   OCTOBER 31, 2006   SIX-MONTH PERIOD   SIX-MONTH PERIOD (1)
PowerShares Dynamic Telecommunications &
   Wireless Portfolio
   Actual                                      $1,000.00       $1,105.55             0.68%                $3.61
   Hypothetical (5% return before expenses)    $1,000.00       $1,021.78             0.68%                $3.47
PowerShares Dynamic Utilities Portfolio
   Actual                                      $1,000.00       $1,154.56             0.64%                $3.48
   Hypothetical (5% return before expenses)    $1,000.00       $1,021.98             0.64%                $3.26

                                                 BEGINNING                                           DURING PERIOD (2)
                                               ACCOUNT VALUE                          ANNUALIZED      OCTOBER 12, 2006
                                              OCTOBER 12, 2006                       EXPENSE RATIO     (COMMENCEMENT
                                               (COMMENCEMENT          ENDING           BASED ON        OF INVESTMENT
                                               OF INVESTMENT       ACCOUNT VALUE    NUMBER OF DAYS     OPERATIONS) TO
                                                OPERATIONS)      OCTOBER 31, 2006    IN THE PERIOD    OCTOBER 31, 2006
PowerShares Dynamic Banking Portfolio
   Actual                                         $1,000.00          $  978.15           0.72%             $0.37
   Hypothetical (5% return before expenses)       $1,000.00          $1,021.58           0.72%             $3.67

                                                 BEGINNING         ENDING           ANNUALIZED
                                                  ACCOUNT          ACCOUNT         EXPENSE RATIO        EXPENSES PAID
                                                   VALUE            VALUE          BASED ON THE          DURING THE
                                                MAY 1, 2006   OCTOBER 31, 2006   SIX-MONTH PERIOD   SIX-MONTH PERIOD (1)
PowerShares Dynamic Biotechnology &
   Genome Portfolio
   Actual                                        $1,000.00        $1,074.25            0.63%                $3.29
   Hypothetical (5% return before expenses)      $1,000.00        $1,022.03            0.63%                $3.21
PowerShares Dynamic Building &
   Construction Portfolio
   Actual                                        $1,000.00        $  862.48            0.66%                $3.10
   Hypothetical (5% return before expenses)      $1,000.00        $1,021.88            0.66%                $3.36
PowerShares Dynamic Energy Exploration &
   Production Portfolio
   Actual                                        $1,000.00        $  991.68            0.63%                $3.16
   Hypothetical (5% return before expenses)      $1,000.00        $1,022.03            0.63%                $3.21
PowerShares Dynamic Food & Beverage Portfolio
   Actual                                        $1,000.00        $1,061.38            0.64%                $3.33
   Hypothetical (5% return before expenses)      $1,000.00        $1,021.98            0.64%                $3.26
PowerShares Dynamic Hardware & Consumer
   Electronics Portfolio
   Actual                                        $1,000.00        $1,006.56            0.76%                $3.84
   Hypothetical (5% return before expenses)      $1,000.00        $1,021.37            0.76%                $3.87

                                                  BEGINNING                                          DURING PERIOD (2)
                                                ACCOUNT VALUE                         ANNUALIZED      OCTOBER 12, 2006
                                              OCTOBER 12, 2006                       EXPENSE RATIO     (COMMENCEMENT
                                                (COMMENCEMENT         ENDING           BASED ON        OF INVESTMENT
                                                OF INVESTMENT      ACCOUNT VALUE    NUMBER OF DAYS     OPERATIONS) TO
                                                 OPERATIONS)     OCTOBER 31, 2006    IN THE PERIOD    OCTOBER 31, 2006
PowerShares Dynamic Healthcare
   Services Portfolio
   Actual                                         $1,000.00          $  982.32           0.72%             $0.37
   Hypothetical (5% return before expenses)       $1,000.00          $1,021.58           0.72%             $3.67

                                                BEGINNING         ENDING           ANNUALIZED
                                                 ACCOUNT          ACCOUNT         EXPENSE RATIO        EXPENSES PAID
                                                  VALUE            VALUE          BASED ON THE          DURING THE
                                               MAY 1, 2006   OCTOBER 31, 2006   SIX-MONTH PERIOD   SIX-MONTH PERIOD (1)
PowerShares Dynamic Insurance Portfolio
   Actual                                       $1,000.00        $1,019.00            0.64%                $3.26
   Hypothetical (5% return before expenses)     $1,000.00        $1,021.98            0.64%                $3.26
PowerShares Dynamic Leisure and
   Entertainment Portfolio
   Actual                                       $1,000.00        $1,074.98            0.64%                $3.35
   Hypothetical (5% return before expenses)     $1,000.00        $1,021.98            0.64%                $3.26
PowerShares Dynamic Media Portfolio
   Actual                                       $1,000.00        $1,053.19            0.64%                $3.31
   Hypothetical (5% return before expenses)     $1,000.00        $1,021.98            0.64%                $3.26
PowerShares Dynamic Networking Portfolio
   Actual                                       $1,000.00        $  960.30            0.64%                $3.16
   Hypothetical (5% return before expenses)     $1,000.00        $1,021.98            0.64%                $3.26
PowerShares Dynamic Oil & Gas
   Services Portfolio
   Actual                                       $1,000.00        $  903.32            0.63%                $3.02
   Hypothetical (5% return before expenses)     $1,000.00        $1,022.03            0.63%                $3.21
PowerShares Dynamic Pharmaceuticals
   Portfolio
   Actual                                       $1,000.00        $1,087.46            0.63%                $3.31
   Hypothetical (5% return before expenses)     $1,000.00        $1,022.03            0.63%                $3.21
PowerShares Dynamic Retail Portfolio
   Actual                                       $1,000.00        $1,042.18            0.66%                $3.40
   Hypothetical (5% return before expenses)     $1,000.00        $1,021.88            0.66%                $3.36
PowerShares Dynamic Semiconductors Portfolio
   Actual                                       $1,000.00        $  844.90            0.63%                $2.93
   Hypothetical (5% return before expenses)     $1,000.00        $1,022.03            0.63%                $3.21
PowerShares Dynamic Software Portfolio
   Actual                                       $1,000.00        $1,040.67            0.64%                $3.29
   Hypothetical (5% return before expenses)     $1,000.00        $1,021.98            0.64%                $3.26
PowerShares FTSE RAFI US 1000 Portfolio
   Actual                                       $1,000.00        $1,076.34            0.72%                $3.77
   Hypothetical (5% return before expenses)     $1,000.00        $1,021.58            0.72%                $3.67

                                                   BEGINNING                                            DURING PERIOD (4)
                                                 ACCOUNT VALUE                          ANNUALIZED     SEPTEMBER 20, 2006
                                              SEPTEMBER 20, 2006                       EXPENSE RATIO      (COMMENCEMENT
                                                 (COMMENCEMENT          ENDING           BASED ON         OF INVESTMENT
                                                 OF INVESTMENT       ACCOUNT VALUE    NUMBER OF DAYS     OPERATIONS) TO
                                                  OPERATIONS)      OCTOBER 31, 2006    IN THE PERIOD    OCTOBER 31, 2006
PowerShares FTSE RAFI US 1500
   Small-Mid Portfolio
   Actual                                          $1,000.00           $1,042.76           0.74%              $0.85
   Hypothetical (5% return before expenses)        $1,000.00           $1,021.48           0.74%              $3.77
PowerShares FTSE RAFI Basic Materials
   Sector Portfolio
   Actual                                          $1,000.00           $1,069.62           0.74%              $0.86
   Hypothetical (5% return before expenses)        $1,000.00           $1,021.48           0.74%              $3.77
PowerShares FTSE RAFI Consumer Goods
   Sector Portfolio
   Actual                                          $1,000.00           $1,035.90           0.74%              $0.85
   Hypothetical (5% return before expenses)        $1,000.00           $1,021.48           0.74%              $3.77
PowerShares FTSE RAFI Consumer
   Services Sector Portfolio
   Actual                                          $1,000.00           $1,051.06           0.74%              $0.85
   Hypothetical (5% return before expenses)        $1,000.00           $1,021.48           0.74%              $3.77
PowerShares FTSE RAFI Energy
   Sector Portfolio
   Actual                                          $1,000.00           $1,095.00           0.74%              $0.87
   Hypothetical (5% return before expenses)        $1,000.00           $1,021.48           0.74%              $3.77
PowerShares FTSE RAFI Financials
   Sector Portfolio
   Actual                                          $1,000.00           $1,033.68           0.75%              $0.86
   Hypothetical (5% return before expenses)        $1,000.00           $1,021.42           0.75%              $3.82
PowerShares FTSE RAFI Health Care
   Sector Portfolio
   Actual                                          $1,000.00           $  993.85           0.74%              $0.83
   Hypothetical (5% return before expenses)        $1,000.00           $1,021.48           0.74%              $3.77
PowerShares FTSE RAFI Industrials
   Sector Portfolio
   Actual                                          $1,000.00           $1,041.97           0.74%              $0.85
   Hypothetical (5% return before expenses)        $1,000.00           $1,021.48           0.74%              $3.77
PowerShares FTSE RAFI
   Telecommunications & Technology
   Sector Portfolio
   Actual                                          $1,000.00           $1,041.30           0.74%             $0.85
   Hypothetical (5% return before expenses)        $1,000.00           $1,021.48           0.74%             $3.77
PowerShares FTSE RAFI Utilities
   Sector Portfolio
   Actual                                          $1,000.00           $1,064.29           0.74%             $0.86
   Hypothetical (5% return before expenses)        $1,000.00           $1,021.48           0.74%             $3.77

(1) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2006. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by
     365. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period October 12, 2006 (commencement of investment operations) to October 31, 2006. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 20 and then dividing the result by 365.

(3) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period October 24, 2006 (commencement of investment operations) to October 31, 2006. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 8 and then dividing the result by 365.

(4) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period September 20, 2006 (commencement of investment operations) to October 31, 2006. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 42 and then dividing the result by 365.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MARKET PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            Common Stocks--99.9%
            CONSUMER DISCRETIONARY--13.4%
   87,776   American Eagle Outfitters, Inc.                        $  4,020,141
   80,276   AnnTaylor Stores Corp.*                                   3,533,750
  160,764   Asbury Automotive Group, Inc.                             3,858,336
   86,171   Brinker International, Inc.                               4,000,920
   90,054   Darden Restaurants, Inc.                                  3,773,263
   99,531   Dillard's, Inc., Class A                                  3,002,850
  977,039   DIRECTV Group (The), Inc.*                               21,768,429
  172,202   Dress Barn, Inc.*                                         3,740,227
   47,883   ITT Educational Services, Inc.*                           3,301,533
  534,575   Nordstrom, Inc.                                          25,312,126
  208,454   Omnicom Group, Inc.                                      21,147,658
   93,284   Papa John's International, Inc.*                          3,423,523
   82,921   Phillips-Van Heusen Corp.                                 3,794,465
  357,468   Starwood Hotels & Resorts Worldwide, Inc.                21,355,138
                                                                   ------------
                                                                    126,032,359
                                                                   ------------
            CONSUMER STAPLES--8.8%
  109,280   Campbell Soup Co.                                         4,084,886
  641,070   Coca-Cola (The) Co.                                      29,950,790
  385,739   Del Monte Foods Co.                                       4,162,124
   98,605   H.J. Heinz Co.                                            4,157,187
   69,115   Loews Corp. - Carolina Group                              3,996,229
  137,051   NBTY, Inc.*                                               3,812,759
  445,110   Reynolds American, Inc.                                  28,113,148
   77,348   UST, Inc.                                                 4,142,759
                                                                   ------------
                                                                     82,419,882
                                                                   ------------
            ENERGY--9.2%
  923,940   Grey Wolf, Inc.*                                          6,467,580
  137,997   Holly Corp.                                               6,563,137
  350,067   Marathon Oil Corp.                                       30,245,789
  417,171   Sunoco, Inc.                                             27,587,518
  100,437   Tesoro Corp.                                              6,421,942
  123,566   Veritas DGC, Inc.*                                        8,897,988
                                                                   ------------
                                                                     86,183,954
                                                                   ------------
            FINANCIALS--20.3%
  482,729   AFLAC, Inc.                                              21,684,187
   97,832   American Financial Group, Inc.                            4,682,240
   90,005   Assurant, Inc.                                            4,739,663
  432,062   Chubb (The) Corp.                                        22,964,095
  231,960   CNA Surety Corp.*                                         4,718,066
  157,356   Commerce Group (The), Inc.                                4,657,738
  118,628   Delphi Financial Group, Inc., Class A                     4,656,149
  138,101   Harleysville Group, Inc.                                  4,982,684
  557,238   Loews Corp.                                              21,687,703
  357,953   Moody's Corp.                                            23,732,284
   95,756   Nationwide Financial Services, Inc., Class A              4,875,896
  132,909   Philadelphia Consolidated Holding Corp.*                  5,199,400
  303,616   PNC Financial Services Group, Inc.                       21,262,228
  399,080   Principal Financial Group, Inc.                          22,544,029
   75,897   Radian Group, Inc.                                     $  4,045,310
   82,089   SAFECO Corp.                                              4,776,759
   88,494   Safety Insurance Group, Inc.                              4,425,585
  135,292   W.R. Berkley Corp.                                        4,986,863
                                                                   ------------
                                                                    190,620,879
                                                                   ------------
            HEALTH CARE--11.7%
   51,856   Barr Pharmaceuticals, Inc.*                               2,715,699
  174,229   CIGNA Corp.                                              20,381,308
  354,649   Coventry Health Care, Inc.*                              16,650,771
   77,764   Dade Behring Holdings, Inc.                               2,832,943
   64,230   Edwards Lifesciences Corp.*                               2,757,394
   99,491   ImClone Systems, Inc.*                                    3,113,073
   63,889   Magellan Health Services, Inc.*                           2,788,116
   57,483   Manor Care, Inc.                                          2,758,609
  373,008   McKesson Corp.                                           18,683,971
  473,916   Merck & Co., Inc.                                        21,525,264
   79,562   Palomar Medical Technologies, Inc.*                       3,746,575
   95,390   Parexel International Corp.*                              2,823,544
  157,282   Sciele Pharma, Inc.*                                      3,430,320
   68,273   Sierra Health Services, Inc.*                             2,337,668
   84,585   VCA Antech, Inc.*                                         2,738,016
                                                                   ------------
                                                                    109,283,271
                                                                   ------------
            INDUSTRIALS--11.1%
   84,541   Acuity Brands, Inc.                                       4,188,161
   43,415   Carlisle Cos., Inc.                                       3,633,401
  155,023   Continental Airlines, Inc., Class B*                      5,717,248
  265,388   Cooper Industries Ltd., Class A (Bermuda)                23,738,957
   91,382   Crane Co.                                                 3,558,415
  193,722   Cummins, Inc.                                            24,598,820
  275,795   Emerson Electric Co.                                     23,277,098
   98,025   Gardner Denver, Inc.*                                     3,331,870
   68,714   Kennametal, Inc.                                          4,240,341
   72,097   Oshkosh Truck Corp.                                       3,259,505
   79,131   Thomas & Betts Corp.*                                     4,077,621
                                                                   ------------
                                                                    103,621,437
                                                                   ------------
            INFORMATION TECHNOLOGY--15.2%
   70,324   Alliance Data Systems Corp.*                              4,270,073
  616,287   Atmel Corp.*                                              3,543,650
  262,633   BEA Systems, Inc.*                                        4,273,039
  680,636   BMC Software, Inc.*                                      20,630,077
  173,401   Convergys Corp.*                                          3,677,835
  597,151   Freescale Semiconductor, Inc., Class B*                  23,485,948
  163,751   Global Imaging Systems, Inc.*                             3,564,859
   92,274   Global Payments, Inc.                                     4,033,297
  106,862   Interdigital Communications Corp.*                        3,821,385
  219,407   International Business Machines Corp.                    20,257,848
  481,099   MEMC Electronic Materials, Inc.*                         17,079,015
   37,916   MicroStrategy, Inc., Class A*                             4,525,275
  505,085   Molex, Inc.                                              17,627,467
  114,457   MoneyGram International, Inc.                             3,915,574

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                             VALUE
---------                                                          ------------
            Common Stocks (Continued)
  327,661   RealNetworks, Inc.*                                    $  3,597,718
   64,924   Rofin-Sinar Technologies, Inc.*                           3,998,020
                                                                   ------------
                                                                    142,301,080
                                                                   ------------
            MATERIALS--3.7%
  133,637   Commercial Metals Co.                                     3,556,081
  414,768   Nucor Corp.                                              24,226,598
  109,755   Pactiv Corp.*                                             3,384,844
   89,787   Sonoco Products Co.                                       3,185,643
                                                                   ------------
                                                                     34,353,166
                                                                   ------------
            TELECOMMUNICATION SERVICES--3.1%
  310,170   AT&T, Inc.                                               10,623,323
   69,189   CenturyTel, Inc.                                          2,784,165
  201,068   Citizens Communications Co.                               2,947,657
   79,206   Commonwealth Telephone Enterprises, Inc.                  3,315,563
1,097,044   Qwest Communications International, Inc.*                 9,467,490
                                                                   ------------
                                                                     29,138,198
                                                                   ------------
            UTILITIES--3.4%
  134,529   OGE Energy Corp.                                          5,190,129
  165,817   Otter Tail Corp.                                          4,964,561
  351,588   TXU Corp.                                                22,195,750
                                                                   ------------
                                                                     32,350,440
                                                                   ------------
            TOTAL COMMON STOCKS
            (Cost $879,984,678)                                     936,304,666
                                                                   ------------
            Money Market Fund--0.0%
  214,636   AIM Liquid Asset Portfolio Private Class**
            (Cost $214,636)                                             214,636
                                                                   ------------
            Total Investments
            (Cost $880,199,314)--99.9%                              936,519,302
            Other assets less liabilities--0.1%                         699,720
                                                                   ------------
            NET ASSETS--100.00%                                    $937,219,022
                                                                   ============

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                          VALUE       NET ASSETS
                                                       ------------   ----------
United States                                          $912,780,345      97.4%
Bermuda                                                  23,738,957       2.5
                                                       ------------     -----
Total investments                                       936,519,302      99.9
Other assets less liabilities                               699,720       0.1
                                                       ------------     -----
Net Assets                                             $937,219,022     100.0%
                                                       ============     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC OTC PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

 NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            Common Stocks--99.8%
            CONSUMER DISCRETIONARY--14.8%
   56,621   Aftermarket Technology Corp.*                          $  1,063,909
  149,002   American Eagle Outfitters, Inc.                           6,824,291
   41,238   Bob Evans Farms, Inc.                                     1,398,381
  149,432   Comcast Corp., Class A*                                   6,077,399
   95,721   Corinthian Colleges, Inc.*                                1,172,582
  188,056   Dollar Tree Stores, Inc.*                                 5,846,661
   62,650   Dress Barn, Inc.*                                         1,360,758
  370,966   Gemstar-TV Guide International, Inc.*                     1,290,962
   33,934   Papa John's International, Inc.*                          1,245,378
   34,448   Priceline.com, Inc.*                                      1,387,910
   36,966   Sears Holdings Corp.*                                     6,449,458
   30,719   Steiner Leisure Ltd. (Bahamas)*                           1,402,015
                                                                   ------------
                                                                     35,519,704
                                                                   ------------
            CONSUMER STAPLES--1.9%
   59,300   Costco Wholesale Corp.                                    3,165,434
   40,520   J & J Snack Foods Corp.                                   1,353,773
                                                                   ------------
                                                                      4,519,207
                                                                   ------------
            ENERGY--1.4%
  100,603   Global Industries Ltd.*                                   1,670,010
   50,597   Trico Marine Services, Inc.*                              1,725,358
                                                                   ------------
                                                                      3,395,368
                                                                   ------------
            FINANCIALS--11.0%
   25,121   1st Source Corp.                                            792,819
   22,597   Advanta Corp., Class B                                      886,706
   15,749   American Physicians Capital, Inc.*                          861,628
   84,535   BOK Financial Corp.                                       4,345,099
   87,885   Commerce Bancshares, Inc.                                 4,351,186
   18,744   FPIC Insurance Group, Inc.*                                 669,911
   22,719   Harleysville Group, Inc.                                    819,702
   28,639   National Interstate Corp.                                   807,047
  127,557   Philadelphia Consolidated Holding Corp.*                  4,990,029
   26,408   Renasant Corp.                                              844,792
   78,786   SAFECO Corp.                                              4,584,557
   14,559   Safety Insurance Group, Inc.                                728,096
   14,469   Selective Insurance Group                                   799,412
   29,034   Southwest Bancorp, Inc.                                     787,112
                                                                   ------------
                                                                     26,268,096
                                                                   ------------
            HEALTH CARE--12.9%
   23,755   Biosite, Inc.*                                            1,091,067
  220,634   Cytyc Corp.*                                              5,829,150
  135,271   Dade Behring Holdings, Inc.                               4,927,923
  173,081   ImClone Systems, Inc.*                                    5,415,704
   50,642   Immucor, Inc.*                                            1,394,174
   21,162   Magellan Health Services, Inc.*                             923,510
   34,869   Medimmune, Inc.*                                          1,117,203
   26,355   Palomar Medical Technologies, Inc.*                       1,241,057
   31,610   Parexel International Corp.*                                935,656
   51,442   Res-Care, Inc.*                                             994,888
  160,929   Savient Pharmaceuticals, Inc.*                         $  1,224,670
   52,112   Sciele Pharma, Inc.*                                      1,136,563
  147,144   VCA Antech, Inc.*                                         4,763,051
                                                                   ------------
                                                                     30,994,616
                                                                   ------------
            INDUSTRIALS--5.8%
   18,352   Clean Harbors, Inc.*                                        785,282
   21,906   Heidrick & Struggles International, Inc.*                   895,298
   32,089   Hub Group, Inc., Class A*                                   871,537
   79,183   Lincoln Electric Holdings, Inc.                           4,868,963
    9,660   Middleby Corp.*                                             870,463
   79,659   Paccar, Inc.                                              4,716,609
   48,093   Republic Airways Holdings, Inc.*                            859,422
                                                                   ------------
                                                                     13,867,574
                                                                   ------------
            INFORMATION TECHNOLOGY--50.0%
   38,498   Acxiom Corp.                                                952,826
   68,593   Advanced Energy Industries, Inc.*                         1,078,282
   45,351   Altiris, Inc.*                                            1,020,851
   40,781   Ansoft Corp.*                                             1,087,221
  390,785   Applied Materials, Inc.                                   6,795,751
1,137,766   Atmel Corp.*                                              6,542,155
  484,871   BEA Systems, Inc.*                                        7,888,852
   42,171   Blackbaud, Inc.                                           1,054,275
  154,783   Brocade Communications Systems, Inc.*                     1,255,290
  299,436   Cisco Systems, Inc.*                                      7,225,392
   91,239   Cognizant Technology Solutions Corp.*                     6,868,472
   56,721   Covansys Corp.*                                           1,327,271
   35,932   CSG Systems International, Inc.*                            969,445
  144,675   Fiserv, Inc.*                                             7,146,945
   33,577   Forrester Research, Inc.*                                 1,055,325
   37,831   Gevity HR, Inc.                                             854,981
   45,722   Global Imaging Systems, Inc.*                               995,368
   29,559   Hyperion Solutions Corp.*                                 1,105,507
   57,878   Insight Enterprises, Inc.*                                1,243,798
   29,844   Interdigital Communications Corp.*                        1,067,221
   26,663   Intergraph Corp.*                                         1,164,906
  151,346   Lawson Software, Inc.*                                    1,153,257
   27,652   Littelfuse, Inc.*                                           936,297
   42,897   Manhattan Associates, Inc.*                               1,266,748
   31,912   ManTech International Corp.*                              1,086,923
   10,583   MicroStrategy, Inc., Class A*                             1,263,081
   47,195   MKS Instruments, Inc.*                                    1,021,772
  181,657   Molex, Inc.                                               6,339,829
   29,813   MTS Systems Corp.                                           992,475
   49,665   NETGEAR, Inc.*                                            1,331,022
  235,102   Novellus Systems, Inc.*                                   6,500,570
  238,039   NVIDIA Corp.*                                             8,300,421
   57,370   Omnivision Technologies, Inc.*                              942,015
   40,504   RadiSys Corp.*                                              742,438
   91,499   RealNetworks, Inc.*                                       1,004,659
   18,139   Rofin-Sinar Technologies, Inc.*                           1,117,000
   32,088   ScanSource, Inc.*                                         1,007,242

SEE NOTES TO FINANCIAL STATEMENTS.

 NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            Common Stocks (Continued)
   49,024   SYKES Enterprises, Inc.*                               $    994,697
  625,323   Tellabs, Inc.*                                            6,590,904
   28,214   Transaction Systems Architects, Inc.*                       951,094
  132,474   Trimble Navigation Ltd.*                                  6,122,948
   78,269   TTM Technologies, Inc.*                                     950,968
   88,274   United Online, Inc.                                       1,193,464
  325,080   VeriSign, Inc.*                                           6,722,654
   26,258   WebEx Communications, Inc.*                               1,009,620
   46,659   Websense, Inc.*                                           1,277,057
                                                                   ------------
                                                                    119,519,289
                                                                   ------------
            MATERIALS--0.8%
   14,724   Chaparral Steel Co.                                         612,371
   23,663   Steel Dynamics, Inc.                                      1,422,383
                                                                   ------------
                                                                      2,034,754
                                                                   ------------
            TELECOMMUNICATION SERVICES--1.2%
   19,483   Commonwealth Telephone
               Enterprises, Inc.                                        815,558
  371,913   Level 3 Communications, Inc.*                             1,967,420
                                                                   ------------
                                                                      2,782,978
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $223,439,352)--99.8%                              238,901,586
            Other assets less liabilities--0.2%                         551,898
                                                                   ------------
            NET ASSETS--100.0%                                     $239,453,484
                                                                   ============

*    Non-income producing security.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                       ------------   ----------
United States                                          $237,499,572      99.2%
Bahamas                                                   1,402,014       0.6
                                                       ------------     -----
Total investments                                       238,901,586      99.8
Other assets less liabilities                               551,898       0.2
                                                       ------------     -----
Net Assets                                             $239,453,484     100.0%
                                                       ============     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MAGNIQUANT PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks--100.0%
            CONSUMER DISCRETIONARY--12.4%
    3,972   American Eagle Outfitters                                 $  181,919
    3,624   AnnTaylor Stores Corp.*                                      159,528
    7,260   Asbury Automotive Group, Inc.                                174,240
    5,124   Bob Evans Farms, Inc.                                        173,755
    2,532   BorgWarner, Inc.                                             145,590
    3,900   Brinker International, Inc.                                  181,077
   11,892   Corinthian Colleges, Inc.*                                   145,677
    4,068   Darden Restaurants, Inc.                                     170,449
    4,500   Dillard's, Inc., Class A                                     135,765
    7,572   DIRECTV Group (The), Inc.*                                   168,704
    7,788   Dress Barn, Inc.*                                            169,155
    2,436   Harley-Davidson, Inc.                                        167,183
    2,160   ITT Educational Services, Inc.*                              148,932
    4,044   Jackson Hewitt Tax Service, Inc.                             139,922
    1,836   NIKE, Inc., Class B                                          168,692
    4,140   Nordstrom, Inc.                                              196,030
    1,620   Omnicom Group, Inc.                                          164,349
    4,212   Papa John's International, Inc.*                             154,580
    6,060   Payless ShoeSource, Inc.*                                    162,105
    3,744   Phillips-Van Heusen                                          171,325
    4,284   Priceline.com, Inc.*                                         172,602
    2,772   Starwood Hotels & Resorts Worldwide, Inc.                    165,599
    9,072   Tempur-Pedic International, Inc.*                            179,081
                                                                      ----------
                                                                       3,796,259
                                                                      ----------
            CONSUMER STAPLES--5.6%
    1,680   Altria Group, Inc.                                           136,634
    2,856   Anheuser-Busch Cos., Inc.                                    135,432
    3,780   Campbell Soup Co.                                            141,296
    3,168   Coca-Cola (The) Co.                                          148,009
    5,940   ConAgra Foods, Inc.                                          155,332
    4,128   Corn Products International, Inc.                            149,392
   13,344   Del Monte Foods Co.                                          143,982
    3,408   H.J. Heinz Co.                                               143,681
    2,388   Loews Corp. - Carolina Group                                 138,074
    4,740   NBTY, Inc.*                                                  131,867
    2,196   Reynolds American, Inc.                                      138,699
    2,676   UST, Inc.                                                    143,327
                                                                      ----------
                                                                       1,705,725
                                                                      ----------
            ENERGY--3.4%
    3,492   Alon USA Energy, Inc.                                         98,020
    1,872   Baker Hughes, Inc.                                           129,262
   18,852   Grey Wolf, Inc.*                                             131,964
    2,820   Holly Corp.                                                  134,119
    1,536   Marathon Oil Corp.                                           132,710
    1,824   Sunoco, Inc.                                                 120,621
    2,052   Tesoro Corp.                                                 131,205
    2,520   Veritas DGC, Inc.*                                           181,466
                                                                      ----------
                                                                       1,059,367
                                                                      ----------
            FINANCIALS--22.3%
    4,752   1st Source Corp.                                          $  149,973
    2,676   A.G. Edwards, Inc.                                           152,666
    2,700   ACE Ltd. (Cayman Islands)                                    154,575
    4,284   Advanta Corp., Class B                                       168,104
    3,228   AFLAC, Inc.                                                  145,002
    1,656   AMBAC Financial Group, Inc.                                  138,259
    3,048   American Financial Group, Inc.                               145,877
    2,808   Assurant, Inc.                                               147,869
    5,148   Bancorpsouth, Inc.                                           131,531
    2,700   Bank of America Corp.                                        145,449
    2,748   BOK Financial Corp.                                          141,247
    6,552   CB Richard Ellis Group, Inc., Class A*                       196,758
    2,880   Chubb (The) Corp.                                            153,072
    3,672   City Holding Co.                                             143,942
    7,224   CNA Surety Corp.*                                            146,936
    2,856   Commerce Bancshares, Inc.                                    141,401
    4,908   Commerce Group, Inc.                                         145,277
    2,400   Cullen/Frost Bankers, Inc.                                   129,984
    3,696   Delphi Financial Group, Class A                              145,068
    4,344   FBL Financial Group, Inc., Class A                           153,560
    3,624   First American Corp.                                         147,968
    1,452   Franklin Resources, Inc.                                     165,470
      936   Goldman Sachs Group, Inc.                                    177,644
    4,308   Harleysville Group, Inc.                                     155,433
    3,804   Infinity Property & Casualty Corp.                           163,648
    3,108   Investment Technology Group, Inc.*                           145,144
    3,228   Investors Financial Services Corp.                           126,925
    3,720   Loews Corp.                                                  144,782
    2,388   Moody's Corp.                                                158,324
    2,988   Nationwide Financial Services, Inc., Class A                 152,149
    4,958   Odyssey Re Holdings Corp.                                    175,761
    4,140   Philadelphia Consolidated Holding Co.*                       161,957
    3,288   PMI Group (The), Inc.                                        140,233
    2,028   PNC Financial Services Group, Inc.                           142,021
    2,664   Principal Financial Group, Inc.                              150,489
    3,156   Protective Life Corp.                                        139,653
    2,364   Radian Group, Inc.                                           126,001
    2,556   Safeco Corp.                                                 148,734
    2,760   Safety Insurance Group, Inc.                                 138,028
    2,736   Selective Insurance Group                                    151,164
    2,328   State Street Corp.                                           149,527
    2,292   Torchmark Corp.                                              141,371
    4,464   Trustmark Corp.                                              141,330
    3,300   Unitrin, Inc.                                                141,669
    4,056   Whitney Holding Corp.                                        132,469
    4,212   W.R. Berkley Corp.                                           155,254
                                                                      ----------
                                                                       6,849,698
                                                                      ----------
            HEALTH CARE--7.7%
    3,264   Baxter International, Inc.                                   150,046
    2,040   Becton Dickinson & Co.                                       142,861

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks (Continued)
    2,508   Caremark Rx, Inc.                                         $  123,469
    1,284   CIGNA Corp.                                                  150,202
    2,604   Coventry Health Care, Inc.*                                  122,258
    3,672   Dade Behring Holdings, Inc.                                  133,771
    3,036   Edwards Lifesciences Corp.*                                  130,335
    4,692   ImClone Systems, Inc.*                                       146,813
    2,184   Johnson & Johnson                                            147,202
    3,012   Magellan Health Services, Inc.*                              131,444
    2,748   McKesson Corp.                                               137,647
    3,492   Merck & Co., Inc.                                            158,607
    3,756   Palomar Medical Technologies, Inc.*                          176,869
    3,228   Sierra Health Services, Inc.*                                110,527
    2,772   UnitedHealth Group, Inc.                                     135,218
    3,996   VCA Antech, Inc.*                                            129,351
    1,824   WellPoint, Inc.*                                             139,208
                                                                      ----------
                                                                       2,365,828
                                                                      ----------
            INDUSTRIALS--24.1%
    3,348   Acuity Brands, Inc.                                          165,860
    2,064   Amerco, Inc.*                                                189,310
    2,352   Avery Dennison Corp.                                         148,505
    4,884   Baldor Electric Co.                                          156,679
    1,716   Carlisle Cos., Inc.                                          143,612
    2,136   Caterpillar, Inc.                                            129,677
    3,480   Clean Harbors, Inc.*                                         148,909
    6,144   Continental Airlines, Inc., Class B*                         226,590
    1,692   Cooper Industries Ltd., Class A (Bermuda)                    151,349
    3,624   Crane Co.                                                    141,119
    4,752   CSX Corp.                                                    169,504
    1,236   Cummins, Inc.                                                156,947
    2,988   Dover Corp.                                                  141,930
    2,160   Eaton Corp.                                                  156,449
    1,752   Emerson Electric Co.                                         147,869
    4,476   Equifax, Inc.                                                170,222
    1,428   FedEx Corp.                                                  163,563
    3,888   Gardner Denver, Inc.*                                        132,153
    2,088   General Dynamics Corp.                                       148,457
    2,184   Genlyte Group, Inc.*                                         168,736
    2,736   Granite Construction, Inc.                                   142,546
    8,172   JLG Industries, Inc.                                         225,956
    2,724   Kennametal, Inc.                                             168,098
    7,032   Korn/Ferry International*                                    155,478
    8,760   Labor Ready, Inc.*                                           153,388
    6,084   Lennox International, Inc.                                   164,025
    2,568   Lincoln Electric Holdings, Inc.                              157,906
    1,692   Lockheed Martin Corp.                                        147,086
    3,240   Manitowoc (The) Co., Inc.                                    177,811
    2,448   Manpower, Inc.                                               165,901
    2,880   McDermott International, Inc. (Panama)*                      128,736
    2,160   Northrop Grumman Corp.                                       143,402
    2,856   Oshkosh Truck Corp.                                          129,120
    2,580   Paccar, Inc.                                                 152,762
    2,388   Precision Castparts Corp.                                 $  162,527
    3,024   Raytheon Co.                                                 151,049
    3,312   Regal-Beloit Corp.                                           163,778
    9,108   Republic Airways Holdings, Inc.*                             162,760
    3,684   Republic Services, Inc.                                      151,081
    8,316   Southwest Airlines Co.                                       124,989
    3,132   Thomas & Betts Corp.*                                        161,392
    3,696   Toro Co.                                                     159,519
    3,540   URS Corp.*                                                   143,051
    4,092   Viad Corp.                                                   151,199
    4,248   Waste Management, Inc.                                       159,215
    3,684   Watson Wyatt Worldwide, Inc.                                 166,333
    2,292   WESCO International, Inc.*                                   149,599
                                                                      ----------
                                                                       7,376,147
                                                                      ----------
            INFORMATION TECHNOLOGY--12.0%
    2,904   Alliance Data Systems Corp.*                                 176,331
   25,452   Atmel Corp.*                                                 146,349
   10,848   BEA Systems, Inc.*                                           176,497
    5,472   BMC Software, Inc.*                                          165,856
   22,896   Brocade Communications Systems, Inc.*                        185,687
    6,696   Cisco Systems, Inc.*                                         161,574
    7,164   Convergys Corp.*                                             151,948
    5,316   CSG Systems International, Inc.*                             143,426
    4,800   Freescale Semiconductor, Inc., Class B*                      188,785
    6,768   Global Imaging Systems, Inc.*                                147,339
    3,816   Global Payments, Inc.                                        166,797
    4,416   Interdigital Communications Corp.*                           157,916
    1,764   International Business Machines Corp.                        162,870
    2,556   Lexmark International, Inc.*                                 162,536
    3,876   MEMC Electronic Materials, Inc.*                             137,598
    1,572   MicroStrategy, Inc., Class A*                                187,619
    4,068   Molex, Inc.                                                  141,973
    4,728   MoneyGram International, Inc.                                161,745
    6,204   Motorola, Inc.                                               143,064
    4,404   MTS Systems Corp.                                            146,609
   13,536   RealNetworks, Inc.*                                          148,625
    2,676   Rofin-Sinar Technologies, Inc.*                              164,788
    4,176   Transaction Systems Architects, Inc.*                        140,773
                                                                      ----------
                                                                       3,666,705
                                                                      ----------
            MATERIALS--9.6%
   10,956   AK Steel Holding Corp.*                                      163,573
    2,436   Allegheny Technologies, Inc.                                 191,787
    1,488   Carpenter Technology Corp.                                   159,201
    4,044   Chaparral Steel Co.                                          168,190
    6,420   Commercial Metals Co.                                        170,836
    2,460   Freeport-McMoRan Copper & Gold, Inc., Class B                148,781
    5,544   Georgia Gulf Corp.                                           118,586
    2,004   Greif, Inc., Class A                                         187,795
    5,712   Metal Management, Inc.                                       156,966
    2,844   Nucor Corp.                                                  166,118

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks (Continued)
    3,564   OM Group, Inc.*                                         $   203,149
    2,928   Oregon Steel Mills, Inc.*                                   159,283
    5,268   Pactiv Corp.*                                               162,465
    2,256   PPG Industries, Inc.                                        154,310
    4,308   Sonoco Products Co.                                         152,848
    2,784   Steel Dynamics, Inc.                                        167,346
    2,364   United States Steel Corp.                                   159,806
    5,484   Valspar Corp.                                               146,916
                                                                    -----------
                                                                      2,937,956
                                                                    -----------
            TELECOMMUNICATION SERVICES--1.5%
    3,600   CenturyTel, Inc.                                            144,864
   10,440   Citizens Communications Co.                                 153,050
    4,116   Commonwealth Telephone Enterprises, Inc.                    172,296
                                                                    -----------
                                                                        470,210
                                                                    -----------
            UTILITIES--1.4%
    6,816   AES (The) Corp.*                                            149,883
    4,128   PPL Corp.                                                   142,499
    2,184   TXU Corp.                                                   137,876
                                                                    -----------
                                                                        430,258
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $30,356,251)--100.00%                              30,658,153
            Liabilities in excess of other assets--(0.00)%                 (826)
                                                                    -----------
            NET ASSETS--100.00%                                     $30,657,327
                                                                    ===========

*    Non-income producing security

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                         VALUE      NET ASSETS
                                                      -----------   ----------
United States                                         $30,223,493      98.6%
Cayman Islands                                            154,575       0.5
Bermuda                                                   151,349       0.5
Panama                                                    128,736       0.4
                                                      -----------     -----
Total investments                                      30,658,153     100.0
Liabilities in excess of other assets                        (826)     (0.0)
                                                      -----------     -----
Net Assets                                            $30,657,327     100.0%
                                                      ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2006 (UNAUDITED)

                                                                                                       POWERSHARES
                                                                         POWERSHARES     POWERSHARES     DYNAMIC
                                                                       DYNAMIC MARKET    DYNAMIC OTC    MAGNIQUANT
                                                                          PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                       --------------   ------------   -----------
ASSETS:
   Unaffiliated investment at value                                      $936,304,666   $238,901,586   $30,658,153
   Affiliated investment at value                                             214,636             --            --
   Cash                                                                       919,015        736,149         2,492
   Receivables:
      Dividends                                                               432,050          1,441         5,447
      Capital stock sold                                                           --      5,152,077            --
      Due from Adviser                                                             --          7,677         4,554
   Other assets                                                                12,137          2,887            --
                                                                         ------------   ------------   -----------
      TOTAL ASSETS                                                        937,882,504    244,801,817    30,670,646
                                                                         ------------   ------------   -----------
LIABILITIES:
   Payables:
      Investments purchased                                                        --      5,155,621            --
   Accrued advisory fees                                                      389,309         96,654         6,385
   Accrued expenses                                                           274,173         96,058         6,934
                                                                         ------------   ------------   -----------
      TOTAL LIABILITIES                                                       663,482      5,348,333        13,319
                                                                         ------------   ------------   -----------
NET ASSETS                                                               $937,219,022   $239,453,484   $30,657,327
                                                                         ============   ============   ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $926,895,193   $250,572,958   $30,357,620
   Undistributed net investment income gain (loss)                            909,050       (135,683)       (2,195)
   Accumulated net realized loss on investments                           (46,905,209)   (26,446,025)           --
   Net unrealized appreciation on investments                              56,319,988     15,462,234       301,902
                                                                         ------------   ------------   -----------
NET ASSETS                                                               $937,219,022   $239,453,484   $30,657,327
                                                                         ============   ============   ===========
   Shares outstanding (unlimited amount authorized, $0.01 par value)       19,200,000      4,650,000     1,200,000
   Net asset value                                                       $      48.81   $      51.50   $     25.55
                                                                         ============   ============   ===========
   Unaffialiated investments at cost                                     $879,984,678   $223,439,352   $30,356,251
                                                                         ============   ============   ===========
   Affiliated investment at cost                                         $    214,636   $         --   $        --
                                                                         ============   ============   ===========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS

                                                                                                                POWERSHARES
                                                                          POWERSHARES        POWERSHARES          DYNAMIC
                                                                        DYNAMIC MARKET       DYNAMIC OTC         MAGNIQUANT
                                                                           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                       ----------------   ----------------   -----------------
                                                                                                              FOR THE PERIOD
                                                                                                             OCTOBER 12, 2006*
                                                                       SIX MONTHS ENDED   SIX MONTHS ENDED        THROUGH
                                                                       OCTOBER 31, 2006   OCTOBER 31, 2006   OCTOBER 31, 2006
                                                                          (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
                                                                       ----------------   ----------------   -----------------
INVESTMENT INCOME:
   Unaffiliated dividend income                                          $  4,973,147       $    397,808         $  6,729
   Affiliated dividend income                                                  10,758                 --               --
                                                                         ------------       ------------         --------
      TOTAL INCOME                                                          4,983,905            397,808            6,729
                                                                         ------------       ------------         --------
EXPENSES:
   Advisory fees                                                            2,247,526            474,164            6,385
   Licensing                                                                  134,851             28,450              638
   Printing                                                                    97,227             23,515              995
   Administration fees                                                         67,427             30,246              192
   Accounting                                                                  44,951             27,725              128
   Custodian and transfer agent fees                                           27,569             10,137              410
   Registration & filings                                                      22,599              5,271               --
   Legal                                                                       18,698              4,523              249
   Trustees                                                                    17,254              3,306               --
   Audit                                                                        9,075              9,075            1,791
   Listing fee and expenses                                                     6,125              5,305              995
   Offering costs                                                                  --                 --              411
   Other expenses                                                              18,748              9,509            1,125
                                                                         ------------       ------------         --------
      TOTAL EXPENSES                                                        2,712,050            631,226           13,319
   Less fees waived:
      Advisory                                                                (15,529)           (61,922)          (4,554)
                                                                         ------------       ------------         --------
      NET EXPENSES                                                          2,696,521            569,304            8,765
                                                                         ------------       ------------         --------
      NET INVESTMENT INCOME (LOSS)                                          2,287,384           (171,496)          (2,036)
                                                                         ------------       ------------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                                         (45,931,619)       (14,667,356)              --
      In-kind redemptions                                                  46,779,336          7,119,479               --
                                                                         ------------       ------------         --------
   Net realized gain (loss)                                                   847,717         (7,547,877)              --
   Net change in unrealized appreciation/depreciation on investments       14,303,522           (638,728)         301,902
                                                                         ------------       ------------         --------
   Net realized and unrealized gain (loss) on investments                  15,151,239         (8,186,605)         301,902
                                                                         ------------       ------------         --------
   Net increase (decrease) in net assets resulting from operations       $ 17,438,623       $ (8,358,101)        $299,866
                                                                         ============       ============         ========

*    Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                      POWERSHARES
                                                      POWERSHARES                         POWERSHARES                   DYNAMIC
                                                     DYNAMIC MARKET                       DYNAMIC OTC                  MAGNIQUANT
                                                       PORTFOLIO                           PORTFOLIO                   PORTFOLIO
                                           ---------------------------------   ---------------------------------   -----------------
                                                                                                                    FOR THE PERIOD
                                                                                                                   OCTOBER 12, 2006*
                                           SIX MONTHS ENDED    FOR THE YEAR    SIX MONTHS ENDED    FOR THE YEAR         THROUGH
                                           OCTOBER 31, 2006        ENDED       OCTOBER 31, 2006        ENDED       OCTOBER 31, 2006
                                              (UNAUDITED)     APRIL 30, 2006      (UNAUDITED)     APRIL 30, 2006      (UNAUDITED)
                                           ----------------   --------------   ----------------   --------------   -----------------
OPERATIONS:
   Net investment income (loss)              $   2,287,384    $    4,507,218    $    (171,496)     $     (68,374)     $    (2,036)
   Net realized gain (loss) on
      investments                                  847,717        50,752,159       (7,547,877)        16,160,854               --
   Net change in unrealized
      appreciation/depreciation on
      investments                               14,303,522        45,428,370         (638,728)        15,104,755          301,902
                                             -------------    --------------    -------------      -------------      -----------
      Net increase (decrease) in net
         assets resulting from operations       17,438,623       100,687,747       (8,358,101)        31,197,235          299,866
                                             -------------    --------------    -------------      -------------      -----------
   Undistributed net investment income
      (loss) included in price of units
      issued and redeemed                            2,839                --           35,813                 --             (159)
                                             -------------    --------------    -------------      -------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                        (1,888,510)       (4,155,736)              --            (51,000)              --
   Tax return of capital                                --                --               --           (107,644)              --
                                             -------------    --------------    -------------      -------------      -----------
   Total distributions                          (1,888,510)       (4,155,736)              --           (158,644)              --
                                             -------------    --------------    -------------      -------------      -----------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                   717,141,421     1,422,241,078      135,280,021        365,564,123       30,357,461
   Value of shares repurchased                (714,628,558)     (883,237,374)    (109,908,666)      (239,909,539)              --
   Net income equalization                          (2,839)               --          (35,813)                --              159
                                             -------------    --------------    -------------      -------------      -----------
   Net increase in net assets resulting
      from share transactions                    2,510,024       539,003,704       25,335,542        125,654,584       30,357,620
                                             -------------    --------------    -------------      -------------      -----------
      INCREASE IN NET ASSETS                    18,062,976       635,535,715       17,013,254        156,693,175       30,657,327

NET ASSETS:
   Beginning of period                         919,156,046       283,620,331      222,440,230         65,747,055               --
                                             -------------    --------------    -------------      -------------      -----------
   End of period                             $ 937,219,022    $  919,156,046    $ 239,453,484      $ 222,440,230      $30,657,327
                                             =============    ==============    =============      =============      ===========
   Undistributed net investment income
      (loss) at end of period                $     909,050    $      507,337    $    (135,683)     $          --      $    (2,195)
                                             =============    ==============    =============      =============      ===========
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                  15,450,000        31,600,000        2,750,000          7,500,000        1,200,000
   Shares repurchased                          (15,450,000)      (19,652,228)      (2,250,000)        (4,901,424)              --
   Shares outstanding, beginning
      of period                                 19,200,000         7,252,228        4,150,000          1,551,424               --
                                             -------------    --------------    -------------      -------------      -----------
   Shares outstanding, end of period            19,200,000        19,200,000        4,650,000          4,150,000        1,200,000
                                             =============    ==============    =============      =============      ===========

*    Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

POWERSHARES DYNAMIC MARKET PORTFOLIO

                                                                                                                  FOR THE YEAR
                                                            SIX MONTHS ENDED    FOR THE YEAR     FOR THE YEAR     MAY 1, 2003*
                                                            OCTOBER 31, 2006        ENDED            ENDED           THROUGH
                                                               (UNAUDITED)     APRIL 30, 2006   APRIL 30, 2005   APRIL 30, 2004
                                                            ----------------   --------------   --------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                       $  47.87          $  39.11         $  35.05         $ 26.99+
                                                                --------          --------         --------         -------
   Net investment income**                                          0.12              0.34             0.26            0.15+
   Net realized and unrealized gain on investments                  0.92              8.75             4.02            8.09+
                                                                --------          --------         --------         -------
      Total from operations                                         1.04              9.09             4.28            8.24+
                                                                --------          --------         --------         -------
   Undistributed net investment income included in
      price of units issued and redeemed**                            --(a)             --               --              --
                                                                --------          --------         --------         -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (0.10)            (0.33)           (0.22)          (0.18)+
                                                                --------          --------         --------         -------
   Net asset value at end of period                             $  48.81          $  47.87         $  39.11         $ 35.05+
                                                                --------          --------         --------         -------
TOTAL RETURN***                                                     2.18%            23.30%           12.23%          30.50%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                  $937,219          $919,156         $283,620         $85,946
   Ratio to average net assets of:
      Expenses, net of waivers                                      0.60%++           0.60%            0.60%           0.60%
      Expenses, prior to waivers                                    0.60%++           0.63%            0.70%           1.26%
      Net investment income, net of waivers                         0.51%++           0.76%            0.68%           0.46%
   Portfolio turnover rate +++                                        67%              103%              94%             58%

POWERSHARES DYNAMIC OTC PORTFOLIO

                                                                                                                  FOR THE YEAR
                                                            SIX MONTHS ENDED    FOR THE YEAR     FOR THE YEAR     MAY 1, 2003*
                                                            OCTOBER 31, 2006        ENDED            ENDED           THROUGH
                                                               (UNAUDITED)     APRIL 30, 2006   APRIL 30, 2005   APRIL 30, 2004
                                                            ----------------   --------------   --------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                       $  53.60          $  42.38         $ 36.59          $ 28.57+
                                                                --------          --------         -------          -------
   Net investment loss**                                           (0.05)            (0.02)          (0.03)           (0.04)+
   Net realized and unrealized gain (loss) on investments          (2.06)            11.30            5.82             8.06+
                                                                --------          --------         -------          -------
      Total from operations                                        (2.11)            11.28            5.79             8.02+
                                                                --------          --------         -------          -------
   Undistributed net investment income included in
      price of units issued and redeemed**                          0.01                --              --               --
                                                                --------          --------         -------          -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              --             (0.02)             --               --
   Tax return of capital                                              --             (0.04)             --               --
                                                                --------          --------         -------          -------
   Total distributions                                                --             (0.06)             --               --
                                                                --------          --------         -------          -------
   Net asset value at end of period                             $  51.50          $  53.60         $ 42.38          $ 36.59+
                                                                --------          --------         -------          -------
TOTAL RETURN***                                                    (3.92)%           26.63%          15.81%           28.07%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                  $239,453          $222,440         $65,747          $34,817
   Ratio to average net assets of:
      Expenses, net of waivers                                      0.60%++           0.60%           0.60%            0.60%
      Expenses, prior to waivers                                    0.67%++           0.69%           1.06%            1.66%
      Net investment loss, net of waivers                          (0.18)%++         (0.04)%         (0.06)%          (0.10)%
   Portfolio turnover rate +++                                        68%               77%            112%              79%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Per share amounts have been adjusted for 4 for 1 stock split (See Note 9).

++   Annualized.

+++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC MAGNIQUANT PORTFOLIO

                                                                                            FOR THE PERIOD
                                                                                          OCTOBER 12, 2006*
                                                                                               THROUGH
                                                                                          OCTOBER 31, 2006
                                                                                             (UNAUDITED)
                                                                                          -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                     $ 25.37
                                                                                              -------
   Net investment income**                                                                         --(a)
   Net realized and unrealized gain on investments                                               0.18
                                                                                              -------
      Total from operations                                                                      0.18
                                                                                              -------
   Undistributed net investment (loss) included in price of units issued and redeemed**            --(a)
                                                                                              -------
   Net asset value at end of period                                                           $ 25.55
                                                                                              -------
TOTAL RETURN***                                                                                  0.71%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                $30,657
   Ratio to average net assets of:
      Expenses, net of waivers                                                                   0.69%+
      Expenses, prior to waivers                                                                 1.04%+
      Net investment loss, net of waivers                                                       (0.16)%+
   Portfolio turnover rate ++                                                                       0%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            Common Stocks--100.0%
            CONSUMER DISCRETIONARY--22.0%
   54,776   Best Buy Co., Inc.                                     $  3,026,374
  164,306   Comcast Corp., Class A*                                   6,682,325
  133,998   DIRECTV Group (The), Inc.*                                2,985,475
   66,989   International Game Technology                             2,847,702
   93,316   Lowe's Cos., Inc.                                         2,812,544
   44,464   McGraw-Hill (The) Cos., Inc.                              2,853,255
  313,669   News Corp., Inc., Class A                                 6,539,999
  354,738   Time Warner, Inc.                                         7,098,308
  201,198   Walt Disney Co.                                           6,329,689
                                                                   ------------
                                                                     41,175,671
                                                                   ------------
            CONSUMER STAPLES--5.8%
   51,382   Costco Wholesale Corp.                                    2,742,771
   75,730   CVS Corp.                                                 2,376,407
   90,757   PepsiCo, Inc.                                             5,757,625
                                                                   ------------
                                                                     10,876,803
                                                                   ------------
            ENERGY--6.7%
   33,173   Baker Hughes, Inc.                                        2,290,596
   73,525   Halliburton Co.                                           2,378,534
   53,805   Peabody Energy Corp.                                      2,258,196
   90,382   Schlumberger Ltd. (Netherlands)                           5,701,296
                                                                   ------------
                                                                     12,628,622
                                                                   ------------
            FINANCIALS--16.2%
  110,069   American Express Co.                                      6,363,089
  156,214   Charles Schwab (The) Corp.                                2,846,219
    5,559   Chicago Mercantile Exchange Holdings, Inc.                2,785,059
   25,692   Franklin Resources, Inc.                                  2,927,860
   38,805   Goldman Sachs Group, Inc.                                 7,364,801
   42,314   Moody's Corp.                                             2,805,418
   44,706   Northern Trust Corp.                                      2,625,136
   41,220   State Street Corp.                                        2,647,561
                                                                   ------------
                                                                     30,365,143
                                                                   ------------
            HEALTH CARE--16.0%
   86,268   Amgen, Inc.*                                              6,548,604
   36,210   Becton Dickinson & Co.                                    2,535,786
   37,075   Cardinal Health, Inc.                                     2,426,559
   44,318   Caremark Rx, Inc.                                         2,181,775
  105,796   Eli Lilly & Co.                                           5,925,634
   48,579   McKesson Corp.                                            2,433,322
  114,476   UnitedHealth Group, Inc.                                  5,584,139
   32,302   WellPoint, Inc.*                                          2,465,289
                                                                   ------------
                                                                     30,101,108
                                                                   ------------
            INDUSTRIALS--13.5%
   78,789   Boeing Co.                                                6,292,090
   84,080   CSX Corp.                                                 2,999,134
   38,168   Danaher Corp.                                             2,739,317
   31,083   Emerson Electric Co.                                      2,623,405
   25,180   FedEx Corp.                                               2,884,117
   53,518   Raytheon Co.                                              2,673,224
  147,270   Southwest Airlines Co.                                 $  2,213,468
   30,839   Union Pacific Corp.                                       2,794,939
                                                                   ------------
                                                                     25,219,694
                                                                   ------------
            INFORMATION TECHNOLOGY--13.5%
  154,760   Applied Materials, Inc.                                   2,691,276
  114,521   Corning, Inc.*                                            2,339,664
  106,501   Electronic Data Systems Corp.                             2,697,670
  109,771   Motorola, Inc.                                            2,531,319
  377,987   Oracle Corp.*                                             6,981,421
  155,833   QUALCOMM, Inc.                                            5,670,763
   79,395   Texas Instruments, Inc.                                   2,396,141
                                                                   ------------
                                                                     25,308,254
                                                                   ------------
            TELECOMMUNICATION SERVICES--3.6%
  357,577   Sprint Nextel Corp.                                       6,683,114
                                                                   ------------
            UTILITIES--2.7%
  120,588   AES (The) Corp.*                                          2,651,730
   38,624   TXU Corp.                                                 2,438,333
                                                                   ------------
                                                                      5,090,063
                                                                   ------------
            TOTAL COMMON STOCKS
            (Cost $178,837,672)                                     187,448,472
                                                                   ------------
            Money Market Fund--0.1%
  140,411   AIM Liquid Asset Portfolio Private Class**
            (Cost $140,411)                                             140,411
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $178,978,083)--100.1%                             187,588,883
            Liabilities in excess of other assets--(0.1%)              (127,204)
                                                                   ------------
            NET ASSETS--100.0%                                     $187,461,679
                                                                   ============

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                       ------------   ----------
United States                                          $181,887,587      97.0%
Netherlands                                               5,701,296       3.1
                                                       ------------     -----
Total investments                                       187,588,883     100.1
Liabilities in excess of other assets                      (127,204)     (0.1)
                                                       ------------     -----
Net Assets                                             $187,461,679     100.0%
                                                       ============     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            Common Stocks--99.7%
            CONSUMER DISCRETIONARY--8.1%
   84,242   Harley-Davidson, Inc.                                  $  5,781,529
  138,104   McDonald's Corp.                                          5,789,320
   63,381   NIKE, Inc., Class B                                       5,823,446
   33,971   Sears Holdings Corp.*                                     5,926,921
  102,381   Yum! Brands, Inc.                                         6,087,574
                                                                   ------------
                                                                     29,408,790
                                                                   ------------
            CONSUMER STAPLES--7.0%
  134,988   Altria Group, Inc.                                       10,978,574
   98,374   Anheuser-Busch Cos., Inc.                                 4,664,895
  117,672   H.J. Heinz Co.                                            4,961,052
   75,884   Reynolds American, Inc.                                   4,792,833
                                                                   ------------
                                                                     25,397,354
                                                                   ------------
            ENERGY--6.8%
  103,711   Anadarko Petroleum Corp.                                  4,814,265
  161,195   Exxon Mobil Corp.                                        11,512,546
   91,102   Occidental Petroleum Corp.                                4,276,328
   77,976   Valero Energy Corp.                                       4,080,484
                                                                   ------------
                                                                     24,683,623
                                                                   ------------
            FINANCIALS--44.8%
   93,333   ACE Ltd. (Cayman Islands)                                 5,343,314
  179,783   American International Group, Inc.                       12,076,024
  217,780   Bank of America Corp.                                    11,731,809
   35,979   Bear Stearns (The) Cos., Inc.                             5,445,422
   99,531   Chubb (The) Corp.                                         5,290,073
  233,396   Citigroup, Inc.                                          11,707,143
  143,727   Genworth Financial, Inc.                                  4,806,231
   58,006   Hartford Financial Services Group (The), Inc.             5,056,383
  249,401   JPMorgan Chase & Co.                                     11,831,583
  132,258   KeyCorp                                                   4,912,062
  128,360   Loews Corp.                                               4,995,771
   39,715   M&T Bank Corp.                                            4,837,684
  153,006   Merrill Lynch & Co., Inc.                                13,375,785
   89,721   MetLife, Inc.                                             5,125,761
   69,925   PNC Financial Services Group, Inc.                        4,896,848
  204,514   Progressive (The) Corp.                                   4,943,103
   66,741   Prudential Financial, Inc.                                5,134,385
  111,438   St. Paul Travelers (The) Cos., Inc.                       5,697,825
  353,460   U.S. Bancorp                                             11,961,087
  202,009   Wachovia Corp.                                           11,211,500
  325,284   Wells Fargo & Co.                                        11,804,556
                                                                   ------------
                                                                    162,184,349
                                                                   ------------
            HEALTH CARE--6.6%
  280,736   Merck & Co., Inc.                                        12,751,029
  416,919   Pfizer, Inc.                                             11,110,891
                                                                   ------------
                                                                     23,861,920
                                                                   ------------
            INDUSTRIALS--5.6%
   73,715   Caterpillar, Inc.                                         4,475,238
   74,395   Northrop Grumman Corp.                                    4,939,084
   89,208   PACCAR, Inc.                                           $  5,282,006
  146,734   Waste Management, Inc.                                    5,499,590
                                                                   ------------
                                                                     20,195,918
                                                                   ------------
            INFORMATION TECHNOLOGY--5.2%
  142,134   International Business Machines Corp.                    13,123,232
  332,998   Xerox Corp.*                                              5,660,966
                                                                   ------------
                                                                     18,784,198
                                                                   ------------
            MATERIALS--3.1%
   98,194   Nucor Corp.                                               5,735,511
   54,949   Phelps Dodge Corp.                                        5,515,781
                                                                   ------------
                                                                     11,251,292
                                                                   ------------
            TELECOMMUNICATION SERVICES--6.9%
  370,637   AT&T, Inc.                                               12,694,317
  327,150   Verizon Communications, Inc.                             12,104,550
                                                                   ------------
                                                                     24,798,867
                                                                   ------------
            UTILITIES--5.6%
  113,464   Edison International                                      5,042,340
   86,139   FirstEnergy Corp.                                         5,069,281
  117,507   PG&E Corp.                                                5,069,252
  142,322   PPL Corp.                                                 4,912,955
                                                                   ------------
                                                                     20,093,828
                                                                   ------------
            TOTAL COMMON STOCKS
            (Cost $343,241,396)                                     360,660,139
                                                                   ------------
            Money Market Fund--0.2%
  646,647   AIM Liquid Asset Portfolio Private Class**
            (Cost $646,647)                                             646,647
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $343,888,043)--99.9%                              361,306,786
            Other assets less liabilities--0.1%                         321,262
                                                                   ------------
            NET ASSETS--100.0%                                     $361,628,048
                                                                   ============

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                       ------------   ----------
United States                                          $355,963,472      98.4%
Cayman Islands                                            5,343,314       1.5
                                                       ------------     -----
Total investments                                       361,306,786      99.9
Other assets less liabilities                               321,262       0.1
                                                       ------------     -----
Net Assets                                             $361,628,048     100.0%
                                                       ============     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            Common Stocks--99.7%
            CONSUMER DISCRETIONARY--17.2%
   15,338   AnnTaylor Stores Corp.*                                $    675,179
   16,750   Carmax, Inc.*                                               742,025
  115,481   Coach, Inc.*                                              4,577,666
   75,732   Garmin Ltd. (Cayman Islands)                              4,044,846
    9,141   ITT Educational Services, Inc.*                             630,272
   91,265   Office Depot, Inc.*                                       3,832,217
   10,403   Polo Ralph Lauren Corp.                                     738,613
   65,790   Starwood Hotels & Resorts Worldwide, Inc.                 3,930,295
   25,146   Warner Music Group Corp.                                    652,036
                                                                   ------------
                                                                     19,823,149
                                                                   ------------
            CONSUMER STAPLES--0.5%
   20,029   NBTY, Inc.*                                                 557,207
                                                                   ------------
            ENERGY--5.0%
   77,751   ENSCO International, Inc.                                 3,807,466
   33,693   Global Industries Ltd.*                                     559,304
   18,336   Superior Energy Services, Inc.*                             573,917
   10,656   Veritas DGC, Inc.*                                          767,339
                                                                   ------------
                                                                      5,708,026
                                                                   ------------
            FINANCIALS--8.9%
   20,011   Brown & Brown, Inc.                                         585,522
  145,729   E*Trade Financial Corp.*                                  3,392,571
   11,210   First Marblehead (The) Corp.                                756,115
   13,152   Investment Technology Group, Inc.*                          614,198
   13,637   Investors Financial Services Corp.                          536,207
   11,814   SEI Investments Co.                                         664,892
   78,719   T. Rowe Price Group, Inc.                                 3,724,196
                                                                   ------------
                                                                     10,273,701
                                                                   ------------
            HEALTH CARE--17.1%
   19,391   Applera Corp. - Applied Biosystems Group                    723,284
   45,869   C.R. Bard, Inc.                                           3,759,424
   15,521   Dade Behring Holdings, Inc.                                 565,430
   12,814   Edwards Lifesciences Corp.*                                 550,105
   40,982   Express Scripts, Inc.*                                    2,611,373
   54,989   Humana, Inc.*                                             3,299,340
   48,956   Laboratory Corp. of America Holdings*                     3,352,996
   11,471   Manor Care, Inc.                                            550,493
   52,756   Quest Diagnostics, Inc.                                   2,624,083
   13,628   Sierra Health Services, Inc.*                               466,623
   11,319   Varian Medical Systems, Inc.*                               620,960
   16,880   VCA Antech, Inc.*                                           546,406
                                                                   ------------
                                                                     19,670,517
                                                                   ------------
            INDUSTRIALS--22.6%
   14,155   Acuity Brands, Inc.                                         701,239
   74,332   C.H. Robinson Worldwide, Inc.                             3,102,618
    6,986   Corporate Executive Board Co.                               627,483
   28,615   Covanta Holding Corp.*                                      581,743
   86,440   Expeditors International Washington, Inc.                 4,098,119
   15,768   General Cable Corp.*                                        592,877
    9,218   Genlyte Group, Inc.*                                   $    712,183
   15,953   Graco, Inc.                                                 650,244
   34,555   JLG Industries, Inc.                                        955,446
   13,993   Landstar System, Inc.                                       649,835
   10,865   Lincoln Electric Holdings, Inc.                             668,089
   13,706   Manitowoc Co. (The), Inc.                                   752,185
   12,182   McDermott International, Inc. (Panama)*                     544,535
   15,480   MSC Industrial Direct Co., Inc., Class A                    633,442
   12,069   Oshkosh Truck Corp.                                         545,639
   56,764   Precision Castparts Corp.                                 3,863,357
   19,546   Robert Half International, Inc.                             714,406
   63,875   Rockwell Collins, Inc.                                    3,709,860
   13,146   Roper Industries, Inc.                                      629,036
   13,256   Thomas & Betts Corp.*                                       683,082
    9,675   WESCO International, Inc.*                                  631,487
                                                                   ------------
                                                                     26,046,905
                                                                   ------------
            INFORMATION TECHNOLOGY--20.9%
   24,069   Acxiom Corp.                                                595,708
   12,279   Alliance Data Systems Corp.*                                745,581
   10,306   Amphenol Corp., Class A                                     699,777
  117,013   Analog Devices, Inc.                                      3,723,354
  107,578   Atmel Corp.*                                                618,574
   37,838   AVX Corp.                                                   596,327
   45,843   BEA Systems, Inc.*                                          745,866
   25,709   Ceridian Corp.*                                             605,961
   48,500   Cognizant Technology Solutions Corp., Class A*            3,651,080
   16,106   Global Payments, Inc.                                       703,993
  108,702   Intuit, Inc.*                                             3,837,181
   16,360   MEMC Electronic Materials, Inc.*                            580,780
    9,779   Mettler Toledo International, Inc.*                         671,328
   17,177   Molex, Inc.                                                 599,477
   19,986   MoneyGram International, Inc.                               683,721
  126,520   NVIDIA Corp.*                                             4,411,752
   12,526   Trimble Navigation Ltd.*                                    578,952
                                                                   ------------
                                                                     24,049,412
                                                                   ------------
            MATERIALS--6.8%
   10,280   Allegheny Technologies, Inc.                                809,344
   76,703   Ecolab, Inc.                                              3,478,481
   58,367   Freeport-McMoRan Copper & Gold, Inc., Class B             3,530,037
                                                                   ------------
                                                                      7,817,862
                                                                   ------------
            TELECOMMUNICATION SERVICES--0.7%
  142,241   Level 3 Communications, Inc.*                               752,455
                                                                   ------------
            TOTAL COMMON STOCKS
            (Cost $106,831,434)                                     114,699,234
                                                                   ------------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            Money Market Fund--0.5%
  598,123   AIM Liquid Asset Portfolio Private Class**
            (Cost $598,123)                                        $    598,123
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $107,429,557)--100.2%                             115,297,357
            Liabilities in excess of other assets--(0.2%)              (215,993)
                                                                   ------------
            NET ASSETS--100.0%                                     $115,081,364
                                                                   ============

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                       ------------   ----------
United States                                          $110,707,976      96.2%
Cayman Islands                                            4,044,846       3.5
Panama                                                      544,535       0.5
                                                       ------------     -----
Total investments                                       115,297,357     100.2
Liabilities in excess of other assets                      (215,993)     (0.2)
                                                       ------------     -----
Net Assets                                             $115,081,364     100.0%
                                                       ============     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks--99.9%
            CONSUMER DISCRETIONARY--14.7%
    6,120   Autoliv, Inc.                                           $   348,044
    4,644   Black & Decker Corp.                                        389,539
    6,113   BorgWarner, Inc.                                            351,498
    9,396   Brinker International, Inc.                                 436,256
   12,046   Brunswick Corp.                                             379,449
    9,814   Darden Restaurants, Inc.                                    411,207
   10,843   Dillard's, Inc., Class A                                    327,133
   12,067   Dollar Tree Stores, Inc.*                                   375,163
   71,720   Newell Rubbermaid, Inc.                                   2,064,102
   38,686   Sherwin-Williams (The) Co.                                2,291,371
   28,203   VF Corp.                                                  2,143,710
                                                                    -----------
                                                                      9,517,472
                                                                    -----------
            CONSUMER STAPLES--10.0%
   80,576   ConAgra Foods, Inc.                                       2,107,062
   32,164   Del Monte Foods Co.                                         347,050
    5,760   Loews Corp. - Carolina Group                                333,043
   55,592   Pepsi Bottling Group, Inc.                                1,757,819
   36,262   UST, Inc.                                                 1,942,193
                                                                    -----------
                                                                      6,487,167
                                                                    -----------
            ENERGY--3.0%
   24,721   Sunoco, Inc.                                              1,634,800
    4,943   Tesoro Corp.                                                316,055
                                                                    -----------
                                                                      1,950,855
                                                                    -----------
            FINANCIALS--32.8%
    6,450   A.G. Edwards, Inc.                                          367,973
   22,422   AMBAC Financial Group, Inc.                               1,872,013
    7,347   American Financial Group, Inc.                              351,627
   42,524   Ameriprise Financial, Inc.                                2,189,986
    5,807   Arch Capital Group Ltd. (Bermuda)*                          373,332
    6,758   Assurant, Inc.                                              355,876
   12,407   BancorpSouth, Inc.                                          316,999
    6,618   BOK Financial Corp.                                         340,165
   41,615   Cincinnati Financial Corp.                                1,899,725
   13,683   Colonial BancGroup (The), Inc.                              326,203
   33,790   Comerica, Inc.                                            1,966,240
    6,875   Commerce Bancshares, Inc.                                   340,381
   11,827   Commerce Group, Inc.                                        350,079
    8,914   Delphi Financial Group, Inc., Class A                       349,875
    8,748   First American Corp.                                        357,181
   40,441   Nationwide Financial Services, Inc., Class A              2,059,256
   11,963   Odyssey Re Holdings Corp.                                   424,088
    7,936   PMI Group (The), Inc.                                       338,470
    7,623   Protective Life Corp.                                       337,318
    5,701   Radian Group, Inc.                                          303,863
    6,172   SAFECO Corp.                                                359,149
    7,454   Stancorp Financial Group, Inc.                              340,573
    5,536   Torchmark Corp.                                             341,460
   32,207   UnionBanCal Corp.                                         1,854,479
    7,956   Unitrin, Inc.                                               341,551
   57,138   W.R. Berkley Corp.                                      $ 2,106,107
    9,792   Whitney Holding Corp.                                       319,807
    7,845   Wilmington Trust Corp.                                      326,195
                                                                    -----------
                                                                     21,209,971
                                                                    -----------
            HEALTH CARE--3.2%
   17,379   CIGNA Corp.                                               2,032,996
                                                                    -----------
            INDUSTRIALS--16.3%
   16,015   Adesa, Inc.                                                 402,617
    5,672   Avery Dennison Corp.                                        358,130
    4,150   Carlisle Cos., Inc.                                         347,314
   14,807   Continental Airlines, Class B*                              546,082
    7,034   Con-way, Inc.                                               331,794
   22,904   Cooper Industries Ltd., Class A (Bermuda)                 2,048,763
    8,730   Crane Co.                                                   339,946
   29,257   Eaton Corp.                                               2,119,085
    7,448   Hubbell, Inc., Class B                                      368,825
    6,561   Kennametal, Inc.                                            404,879
   25,772   Parker Hannifin Corp.                                     2,155,312
    8,386   Terex Corp.*                                                434,059
   10,555   Timken Co.                                                  317,178
    5,305   W.W. Grainger, Inc.                                         386,098
                                                                    -----------
                                                                     10,560,082
                                                                    -----------
            INFORMATION TECHNOLOGY--4.6%
   65,121   Freescale Semiconductor, Inc., Class B*                   2,561,209
    6,170   Lexmark International, Inc., Class A*                       392,350
                                                                    -----------
                                                                      2,953,559
                                                                    -----------
            MATERIALS--14.2%
   10,746   Bemis Co., Inc.                                             361,281
   15,481   Commercial Metals Co.                                       411,949
    5,642   FMC Corp.                                                   386,759
    7,909   Lubrizol Corp.                                              355,905
   30,553   PPG Industries, Inc.                                      2,089,825
   43,440   Rohm & Haas Co.                                           2,251,061
   10,400   Sonoco Products Co.                                         368,992
    6,719   Steel Dynamics, Inc.                                        403,879
   32,029   United States Steel Corp.                                 2,165,160
   13,230   Valspar Corp.                                               354,432
                                                                    -----------
                                                                      9,149,243
                                                                    -----------
            TELECOMMUNICATION SERVICES--1.1%
    8,672   CenturyTel, Inc.                                            348,961
   25,186   Citizens Communications Co.                                 369,227
                                                                    -----------
                                                                        718,188
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $60,879,813)                                       64,579,533
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Money Market Fund--0.2%
  110,360   AIM Liquid Asset Portfolio Private Class**
            (Cost $110,360)                                         $   110,360
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $60,990,173)--100.1%                               64,689,893
            Liabilities in excess of other assets--(0.1%)               (72,680)
                                                                    -----------
            NET ASSETS--100.0%                                      $64,617,213
                                                                    ===========

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                        -----------   ----------
United States                                           $62,267,798      96.4%
Bermuda                                                   2,422,095       3.7
                                                        -----------     -----
Total investments                                        64,689,893     100.1
Liabilities in excess of other assets                       (72,680)     (0.1)
                                                        -----------     -----
Net Assets                                              $64,617,213     100.0%
                                                        ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks--100.4%
            CONSUMER DISCRETIONARY--30.6%
   10,221   Ambassadors Group, Inc.                                 $   279,953
   64,896   Bebe Stores, Inc.                                         1,611,368
    6,692   Bright Horizons Family Solutions, Inc.*                     257,107
    9,705   California Pizza Kitchen, Inc.*                             313,180
    9,666   Charlotte Russe Holding, Inc.*                              267,265
   10,339   Christopher & Banks Corp.                                   279,050
   17,414   CKE Restaurants, Inc.                                       340,270
   10,388   Coinstar, Inc.*                                             315,587
   62,480   DeVry, Inc.*                                              1,521,388
   19,112   Dover Downs Gaming & Entertainment, Inc.                    270,817
   14,265   Dress Barn (The), Inc.*                                     309,836
   52,114   DSW, Inc., Class A*                                       1,803,144
   84,454   Gemstar-TV Guide International, Inc.*                       293,900
    8,543   Gymboree (The) Corp.*                                       396,908
    7,417   Jackson Hewitt Tax Service, Inc.                            256,628
   15,400   Kimball International, Inc., Class B                        382,690
   32,846   Life Time Fitness, Inc.*                                  1,692,554
   38,306   Morningstar, Inc.*                                        1,567,482
   75,162   NetFlix, Inc.*                                            2,078,980
    7,841   Priceline.com, Inc.*                                        315,914
   13,431   Select Comfort Corp.*                                       287,155
   65,352   Sonic Corp.*                                              1,486,758
   52,212   Sotheby's                                                 1,984,055
    7,407   Steven Madden Ltd.                                          319,538
   13,722   Strayer Education, Inc.                                   1,552,233
   32,924   Tivo, Inc.*                                                 210,384
    7,027   Vail Resorts, Inc.*                                         271,594
                                                                    -----------
                                                                     20,665,738
                                                                    -----------
            CONSUMER STAPLES--2.8%
   31,482   Longs Drug Stores Corp.                                   1,354,985
    8,251   United Natural Foods, Inc.*                                 287,960
    5,875   USANA Health Sciences, Inc.*                                263,905
                                                                    -----------
                                                                      1,906,850
                                                                    -----------
            ENERGY--11.2%
   32,645   Atwood Oceanics, Inc.*                                    1,508,199
    9,022   Basic Energy Services, Inc.*                                220,498
   35,268   Dril-Quip, Inc.*                                          1,388,854
   37,582   Foundation Coal Holdings, Inc.                            1,379,635
  188,111   Grey Wolf, Inc.*                                          1,316,777
   26,892   Input/Output, Inc.*                                         301,459
    7,094   NATCO Group, Inc., Class A*                                 235,095
   26,628   W-H Energy Services, Inc.*                                1,246,989
                                                                    -----------
                                                                      7,597,506
                                                                    -----------
            FINANCIALS--5.2%
   33,824   International Securities Exchange Holdings, Inc.          1,736,862
    6,739   Portfolio Recovery Associates, Inc.*                        314,172
    5,856   PrivateBancorp, Inc.                                        240,506
    9,163   Tower Group, Inc.                                       $   323,912
   18,315   TradeStation Group, Inc.*                                   286,630
   13,624   Wilshire Bancorp, Inc.                                      269,483
    6,888   World Acceptance Corp.*                                     344,331
                                                                    -----------
                                                                      3,515,896
                                                                    -----------
            HEALTH CARE--4.0%
   16,051   Cross Country Healthcare, Inc.*                             310,747
   13,224   Immucor, Inc.*                                              364,057
   11,413   Meridian Bioscience, Inc.                                   263,070
    7,049   Molina Healthcare, Inc.*                                    276,532
    6,885   Palomar Medical Technologies, Inc.*                         324,215
    8,252   Parexel International Corp.*                                244,259
   17,474   Regeneron Pharmaceuticals, Inc.*                            350,354
   13,608   Sciele Pharma, Inc.*                                        296,790
    6,766   West Pharmaceutical Services, Inc.                          284,443
                                                                    -----------
                                                                      2,714,467
                                                                    -----------
            INDUSTRIALS--15.7%
    5,902   Actuant Corp., Class A                                      303,009
    7,163   Administaff, Inc.                                           246,765
    5,266   Advisory Board (The) Co.*                                   290,789
   47,598   American Reprographics Co.*                               1,689,729
   41,900   Belden CDT, Inc.                                          1,516,780
    6,367   Clean Harbors, Inc.*                                        272,444
    5,983   CRA International, Inc.*                                    304,116
   48,303   EGL, Inc.*                                                1,641,819
   12,071   Healthcare Services Group                                   328,090
   11,130   Hub Group, Inc., Class A*                                   302,291
    7,442   Huron Consulting Group, Inc.*                               297,382
    6,917   Kaydon Corp.                                                289,131
   48,943   Kirby Corp.*                                              1,714,472
    3,357   Middleby Corp.*                                             302,499
    6,844   Teledyne Technologies, Inc.*                                285,532
   15,759   Tetra Tech, Inc.*                                           286,499
    9,715   Universal Truckload Services, Inc.*                         252,784
    5,151   Valmont Industries, Inc.                                    287,426
                                                                    -----------
                                                                     10,611,557
                                                                    -----------
            INFORMATION TECHNOLOGY--30.1%
   57,878   aQuantive, Inc.*                                          1,573,124
   22,708   Aspen Technology, Inc.*                                     227,534
   11,429   Blackbaud, Inc.                                             285,725
   18,328   CTS Corp.                                                   258,791
   35,819   Cymer, Inc.*                                              1,659,494
    6,844   Diodes, Inc.*                                               301,410
    9,103   Forrester Research, Inc.*                                   286,107
   90,837   Gartner, Inc.*                                            1,689,569
    6,198   Hittite Microwave Corp.*                                    212,529
   44,040   Interdigital Communications Corp.*                        1,574,870
    7,226   Intergraph Corp.*                                           315,704
   10,626   j2 Global Communications, Inc.*                             291,577
   41,023   Lawson Software, Inc.*                                      312,595

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks (Continued)
   36,909   Micros Systems, Inc.*                                   $ 1,833,640
   19,102   MPS Group, Inc.*                                            291,306
    6,542   Quality Systems, Inc.                                       277,642
  135,030   RealNetworks, Inc.*                                       1,482,629
    8,697   ScanSource, Inc.*                                           272,999
   11,881   Sohu.com, Inc.*                                             271,362
   13,287   Sykes Enterprises, Inc.*                                    269,593
  180,854   TIBCO Software, Inc.*                                     1,672,900
   41,653   Transaction Systems Architects, Inc.*                     1,404,123
   41,140   Varian Semiconductor Equipment Associates, Inc.*          1,501,199
   38,765   WebEx Communications, Inc.*                               1,490,514
   12,646   Websense, Inc.*                                             346,121
   14,901   Zoran Corp.*                                                207,422
                                                                    -----------
                                                                     20,310,479
                                                                    -----------
            MATERIALS--0.4%
   42,298   Hecla Mining Co.*                                           275,360
                                                                    -----------
            TELECOMMUNICATION SERVICES--0.4%
   19,286   Alaska Communications Systems Group, Inc.                   277,526
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $63,779,025)--100.4%                               67,875,379
            Liabilities in excess of other assets--(0.4%)              (264,397)
                                                                    -----------
            NET ASSETS--100.0%                                      $67,610,982
                                                                    ===========

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks--99.8%
            CONSUMER DISCRETIONARY--12.1%
   14,754   Asbury Automotive Group, Inc.                           $   354,096
    9,134   Brown Shoe Co., Inc.                                        355,861
    8,422   Buckle (The), Inc.                                          333,343
   12,785   Cato (The) Corp., Class A                                   292,649
   10,408   Genesco, Inc.*                                              391,029
   35,149   Group 1 Automotive, Inc.                                  2,014,388
    6,260   Jack in the Box, Inc.*                                      351,249
   11,465   Lithia Motors, Inc., Class A                                292,357
   66,978   Payless ShoeSource, Inc.*                                 1,791,661
   11,893   Ruby Tuesday, Inc.                                          330,031
   43,590   Speedway Motorsports, Inc.                                1,642,034
   53,331   Stewart Enterprises, Inc., Class A                          329,586
   18,431   Tempur-Pedic International, Inc.*                           363,828
                                                                    -----------
                                                                      8,842,112
                                                                    -----------
            CONSUMER STAPLES--3.0%
   12,249   Casey's General Stores, Inc.                                297,283
    5,040   Coca-Cola Bottling Co. Consolidated                         317,419
    1,129   Seaboard Corp.                                            1,594,148
                                                                    -----------
                                                                      2,208,850
                                                                    -----------
            ENERGY--4.6%
   38,595   Alon USA Energy, Inc.                                     1,083,362
   33,269   Lone Star Technologies, Inc.*                             1,606,227
    6,087   NS Group, Inc.*                                             397,846
   35,097   Vaalco Energy, Inc.*                                        290,954
                                                                    -----------
                                                                      3,378,389
                                                                    -----------
            FINANCIALS--35.7%
   19,274   21st Century Insurance Group                                304,144
    8,690   Advanta Corp., Class B                                      340,996
    4,292   Alabama National BanCorp.                                   291,212
    9,678   Argonaut Group, Inc.*                                       329,149
   19,404   Asset Acceptance Capital Corp.*                             345,585
    6,052   BancFirst Corp.                                             301,087
    6,958   Capitol Bancorp Ltd.                                        326,469
    7,449   City Holding Co.                                            292,001
   14,678   CNA Surety Corp.*                                           298,551
   13,246   Community Bank System, Inc.                                 329,163
    7,740   Community Trust Bancorp, Inc.                               297,061
    8,833   FBL Financial Group, Inc., Class A                          312,247
  107,459   First Niagara Financial Group, Inc.                       1,538,813
    9,032   Glacier Bancorp, Inc.                                       315,397
   56,371   Greater Bay Bancorp                                       1,451,553
   30,555   Hancock Holding Co.                                       1,567,472
    8,739   Harleysville Group, Inc.                                    315,303
   37,654   Hilb Rogal & Hobbs Co.                                    1,503,148
   16,180   Horace Mann Educators Corp.                                 325,865
   12,195   Independent Bank Corp.                                      291,461
    7,726   Infinity Property & Casualty Corp.                          332,373
    4,688   LandAmerica Financial Group, Inc.                           295,766
   11,096   Northwest Bancorp, Inc.                                     296,818
   62,722   Ohio Casualty Corp.                                     $ 1,720,464
  111,295   Phoenix (The) Cos., Inc.                                  1,762,913
    5,343   Piper Jaffray Cos., Inc.*                                   369,468
   31,147   ProAssurance Corp.*                                       1,516,859
   15,710   Provident Financial Services, Inc.                          288,121
    6,087   RLI Corp.                                                   329,976
    5,599   Safety Insurance Group, Inc.                                280,006
   30,306   Selective Insurance Group                                 1,674,407
   13,283   Sterling Financial Corp.                                    306,572
    8,665   Sterling Financial Corp./Spokane                            288,198
   49,360   Trustmark Corp.                                           1,562,738
   46,434   UMB Financial Corp.                                       1,665,123
   13,985   United America Indemnity, Ltd., Class A
            (Cayman Islands)*                                           321,096
   42,486   Zenith National Insurance Corp.                           1,976,448
                                                                    -----------
                                                                     26,064,023
                                                                    -----------
            INDUSTRIALS--18.8%
   43,554   Alaska Air Group, Inc.*                                   1,748,693
   13,229   Applied Industrial Technologies, Inc.                       380,201
    6,795   Arkansas Best Corp.                                         278,459
    4,610   Consolidated Graphics, Inc.*                                286,604
  102,180   Heartland Express, Inc.                                   1,668,599
  113,813   IKON Office Solutions, Inc.                               1,696,952
    7,974   John H. Harland Co.                                         326,057
   17,801   Labor Ready, Inc.*                                          311,696
   67,237   Lennox International, Inc.                                1,812,709
    7,555   Mueller Industries, Inc.                                    277,042
    6,736   Regal-Beloit Corp.                                          333,095
   18,489   Republic Airways Holdings, Inc.*                            330,398
   40,903   Toro (The) Co.                                            1,765,373
    5,991   Universal Forest Products, Inc.                             271,872
   27,380   Washington Group International, Inc.*                     1,550,256
    7,472   Watson Wyatt Worldwide, Inc., Class A                       337,361
    9,239   Woodward Governor Co.                                       329,925
                                                                    -----------
                                                                     13,705,292
                                                                    -----------
            INFORMATION TECHNOLOGY--5.8%
   35,978   Ariba, Inc.*                                                271,634
   17,036   Covansys Corp.*                                             398,642
   10,792   CSG Systems International, Inc.*                            291,168
   11,363   Gevity HR, Inc.                                             256,804
   17,389   Insight Enterprises, Inc.*                                  373,690
   14,177   MKS Instruments, Inc.*                                      306,932
  113,071   Perot Systems Corp., Class A*                             1,667,798
   13,209   SYNNEX Corp.*                                               296,542
   26,518   United Online, Inc.                                         358,523
                                                                    -----------
                                                                      4,221,733
                                                                    -----------
            MATERIALS--16.6%
    8,373   Century Aluminum Co.*                                       325,877
   44,729   Chaparral Steel Co.                                       1,860,279
   11,262   Georgia Gulf Corp.                                          240,894

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks (Continued)
   11,570   Gibraltar Industries, Inc.                              $   244,243
   22,110   Greif, Inc., Class A                                      2,071,929
  105,070   Hercules, Inc.*                                           1,912,274
   11,608   Metal Management, Inc.                                      318,988
   19,739   Olin Corp.                                                  341,485
    7,235   OM Group, Inc.*                                             412,395
   32,356   Oregon Steel Mills, Inc.*                                 1,760,166
   34,756   PolyOne Corp.*                                              284,999
    8,320   Quanex Corp.                                                278,803
   13,736   Spartech Corp.                                              376,366
   54,462   Westlake Chemical Corp.                                   1,718,276
                                                                    -----------
                                                                     12,146,974
                                                                    -----------
            TELECOMMUNICATION SERVICES--0.5%
    8,357   Commonwealth Telephone Enterprises, Inc.                    349,824
                                                                    -----------
            UTILITIES--2.7%
   41,636   IDACORP, Inc.                                             1,641,707
    9,751   Otter Tail Corp.                                            291,945
                                                                    -----------
                                                                      1,933,652
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $68,574,163)                                       72,850,849
                                                                    -----------
            Money Market Fund--0.4%
  253,631   AIM Liquid Asset Portfolio Private Class**
            (Cost $253,631)                                             253,631
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $68,827,794)--100.2%                               73,104,480
            Liabilities in excess of other assets--(0.2%)              (134,462)
                                                                    -----------
            NET ASSETS--100.0%                                      $72,970,018
                                                                    ===========

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                        -----------   ----------
United States                                           $72,783,384      99.8%
Cayman Islands                                              321,096       0.4
                                                        -----------     -----
Total investments                                        73,104,480     100.2
Liabilities in excess of other assets                      (134,462)     (0.2)
                                                        -----------     -----
Net Assets                                              $72,970,018     100.0%
                                                        ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2006 (UNAUDITED)

                                                          POWERSHARES    POWERSHARES    POWERSHARES   POWERSHARES
                                                            DYNAMIC        DYNAMIC        DYNAMIC       DYNAMIC
                                                           LARGE CAP      LARGE CAP       MID CAP       MID CAP
                                                            GROWTH          VALUE         GROWTH         VALUE
                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                         ------------   ------------   ------------   -----------
ASSETS:
   Unaffiliated investments at value                     $187,448,472   $360,660,139   $114,699,234   $64,579,533
   Affiliated investments at value                            140,411        646,647        598,123       110,360
   Cash                                                            --        286,503             --            --
   Receivables:
      Capital stock sold                                    4,891,497      3,813,952      1,886,580     1,794,923
      Dividends                                                53,414        207,541         32,993        24,514
      Due from Adviser                                          3,578             --          7,942        10,235
   Other assets                                                 1,990          1,191          1,350           737
                                                         ------------   ------------   ------------   -----------
      TOTAL ASSETS                                        192,539,362    365,615,973    117,226,222    66,520,302
                                                         ------------   ------------   ------------   -----------
LIABILITIES:
   Due to custodian                                            47,014             --        169,193        41,008
   Payables:
      Investments purchased                                 4,889,190      3,807,866      1,876,784     1,792,712
      Due to Adviser                                               --          4,655             --            --
   Accrued advisory fees                                       74,129        115,340         44,381        25,990
   Accrued expenses                                            67,350         60,064         54,500        43,379
                                                         ------------   ------------   ------------   -----------
      TOTAL LIABILITIES                                     5,077,683      3,987,925      2,144,858     1,903,089
                                                         ------------   ------------   ------------   -----------
NET ASSETS                                               $187,461,679   $361,628,048   $115,081,364   $64,617,213
                                                         ============   ============   ============   ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                       $185,510,132   $339,364,226   $111,336,348   $60,527,344
   Undistributed net investment income (loss)                  49,067      1,663,917        655,978        74,680
   Accumulated net realized gain (loss) on investments     (6,708,320)     3,181,162     (4,778,762)      315,469
   Net unrealized appreciation on investments               8,610,800     17,418,743      7,867,800     3,699,720
                                                         ------------   ------------   ------------   -----------
NET ASSETS                                               $187,461,679   $361,628,048   $115,081,364   $64,617,213
                                                         ============   ============   ============   ===========
   Shares outstanding (unlimited amount authorized,
      $0.01 par value)                                     11,500,000     19,000,000      6,100,000     3,600,000
   Net asset value                                       $      16.30   $      19.03   $      18.87   $     17.95
                                                         ============   ============   ============   ===========
   Unaffiliated investments at cost                      $178,837,672   $343,241,396   $106,831,434   $60,879,813
                                                         ============   ============   ============   ===========
   Affiliated investments at cost                        $    140,411   $    646,647   $    598,123   $   110,360
                                                         ============   ============   ============   ===========

SEE NOTES TO FINANCIAL STATEMENTS.

                                                         POWERSHARES   POWERSHARES
                                                           DYNAMIC       DYNAMIC
                                                          SMALL CAP     SMALL CAP
                                                           GROWTH         VALUE
                                                          PORTFOLIO     PORTFOLIO
                                                         -----------   -----------
ASSETS:
   Unaffiliated investments at value                     $67,875,379   $72,850,849
   Affiliated investments at value                                --       253,631
   Cash                                                           --            --
   Receivables:
      Capital stock sold                                   1,779,236            --
      Dividends                                                2,812        42,374
      Due from Adviser                                        12,028        10,106
   Other assets                                                1,576           830
                                                         -----------   -----------
      TOTAL ASSETS                                        69,671,031    73,157,790
                                                         -----------   -----------
LIABILITIES:
   Due to custodian                                          195,895       110,302
   Payables:
      Investments purchased                                1,782,286            --
      Due to Adviser                                              --            --
   Accrued advisory fees                                      26,117        29,602
   Accrued expenses                                           55,751        47,868
                                                         -----------   -----------
      TOTAL LIABILITIES                                    2,060,049       187,772
                                                         -----------   -----------
NET ASSETS                                               $67,610,982   $72,970,018
                                                         ===========   ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                       $72,023,522   $69,238,489
   Undistributed net investment income (loss)               (246,789)      169,089
   Accumulated net realized gain (loss) on investments    (8,262,105)     (714,246)
   Net unrealized appreciation on investments              4,096,354     4,276,686
                                                         -----------   -----------
NET ASSETS                                               $67,610,982   $72,970,018
                                                         ===========   ===========
   Shares outstanding (unlimited amount authorized,
      $0.01 par value)                                     3,800,000     4,200,000
   Net asset value                                       $     17.79   $     17.37
                                                         ===========   ===========
   Unaffiliated investments at cost                      $63,779,025   $68,574,163
                                                         ===========   ===========
   Affiliated investments at cost                        $        --   $   253,631
                                                         ===========   ===========

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED OCTOBER 31, 2006 (UNAUDITED)

                                                        POWERSHARES   POWERSHARES   POWERSHARES   POWERSHARES
                                                          DYNAMIC       DYNAMIC       DYNAMIC       DYNAMIC
                                                         LARGE CAP     LARGE CAP      MID CAP       MID CAP
                                                           GROWTH        VALUE         GROWTH        VALUE
                                                         PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                        -----------   -----------   -----------   -----------
INVESTMENT INCOME:
   Unaffiliated dividend income                         $   526,936   $ 1,749,803   $   253,463   $   499,594
   Affiliated dividend income                                 1,590         8,998        15,807         6,052
                                                        -----------   -----------   -----------   -----------
      TOTAL INCOME                                          528,526     1,758,801       269,270       505,646
                                                        -----------   -----------   -----------   -----------
EXPENSES:
   Advisory fees                                            380,227       379,399       234,666       143,511
   Administration fees                                       30,246        30,246        30,246        30,246
   Accounting                                                27,725        27,725        27,725        27,725
   Licensing                                                 22,813        22,764        14,080         8,611
   Printing                                                  15,736         9,478        10,764         5,969
   Audit                                                      9,075         9,075         9,075         9,075
   Custodian and transfer agent fees                          6,525         5,912         6,078         5,395
   Registration & filings                                     5,645         4,026         3,472         1,791
   Listing fee and expenses                                   5,216         5,147         5,161         5,108
   Legal                                                      3,027         1,823         2,070         1,148
   Trustees                                                   2,960         3,393         1,665         1,096
   Other expenses                                             6,671         5,937         6,082         5,520
                                                        -----------   -----------   -----------   -----------
      TOTAL EXPENSES                                        515,866       504,925       351,084       245,195
   Less fees waived:
      Advisory                                              (36,473)      (26,574)      (55,098)      (64,064)
                                                        -----------   -----------   -----------   -----------
      NET EXPENSES                                          479,393       478,351       295,986       181,131
                                                        -----------   -----------   -----------   -----------
      NET INVESTMENT INCOME (LOSS)                           49,133     1,280,450       (26,716)      324,515
                                                        -----------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                        (8,531,708)   (1,227,392)   (7,531,842)   (1,921,728)
      In-kind redemptions                                 4,502,865     4,662,129     3,763,558     2,952,648
                                                        -----------   -----------   -----------   -----------
   Net realized gain (loss)                              (4,028,843)    3,434,737    (3,768,284)    1,030,920
   Net change in unrealized appreciation/depreciation
      on investments                                      4,505,357    12,746,951     3,574,217     1,433,542
                                                        -----------   -----------   -----------   -----------
   Net realized and unrealized gain (loss)
      on investments                                        476,514    16,181,688      (194,067)    2,464,462
                                                        -----------   -----------   -----------   -----------
   Net increase (decrease) in net assets resulting
      from operations                                   $   525,647   $17,462,138   $  (220,783)  $ 2,788,977
                                                        ===========   ===========   ===========   ===========

SEE NOTES TO FINANCIAL STATEMENTS.

                                                         POWERSHARES   POWERSHARES
                                                           DYNAMIC       DYNAMIC
                                                          SMALL CAP     SMALL CAP
                                                           GROWTH         VALUE
                                                          PORTFOLIO     PORTFOLIO
                                                        ------------   -----------
INVESTMENT INCOME:
   Unaffiliated dividend income                         $    104,299   $   496,616
   Affiliated dividend income                                     74         4,836
                                                        ------------   -----------
      TOTAL INCOME                                           104,373       501,452
                                                        ------------   -----------
EXPENSES:
   Advisory fees                                             175,323       162,364
   Administration fees                                        30,246        30,246
   Accounting                                                 27,725        27,725
   Licensing                                                  10,519         9,742
   Printing                                                   12,656         7,007
   Audit                                                       9,075         9,075
   Custodian and transfer agent fees                           6,895         6,556
   Registration & filings                                      4,078         2,137
   Listing fee and expenses                                    5,183         5,119
   Legal                                                       2,434         1,347
   Trustees                                                    1,065         1,242
   Other expenses                                              7,097         6,410
                                                        ------------   -----------
      TOTAL EXPENSES                                         292,296       268,970
   Less fees waived:
      Advisory                                               (71,081)      (64,084)
                                                        ------------   -----------
      NET EXPENSES                                           221,215       204,886
                                                        ------------   -----------
      NET INVESTMENT INCOME (LOSS)                          (116,842)      296,566
                                                        ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                        (11,311,578)   (2,932,069)
      In-kind redemptions                                  5,723,375     4,058,953
                                                        ------------   -----------
   Net realized gain (loss)                               (5,588,203)    1,126,884
   Net change in unrealized appreciation/depreciation
      on investments                                      (1,926,653)      262,305
                                                        ------------   -----------
   Net realized and unrealized gain (loss)
      on investments                                      (7,514,856)    1,389,189
                                                        ------------   -----------
   Net increase (decrease) in net assets resulting
      from operations                                   $ (7,631,698)  $ 1,685,755
                                                        ============   ===========

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        POWERSHARES                       POWERSHARES
                                                                     DYNAMIC LARGE CAP                 DYNAMIC LARGE CAP
                                                                          GROWTH                             VALUE
                                                                         PORTFOLIO                         PORTFOLIO
                                                             --------------------------------  --------------------------------
                                                             SIX MONTHS ENDED   FOR THE YEAR   SIX MONTHS ENDED   FOR THE YEAR
                                                             OCTOBER 31, 2006       ENDED      OCTOBER 31, 2006       ENDED
                                                                (UNAUDITED)    APRIL 30, 2006     (UNAUDITED)    APRIL 30, 2006
                                                             ----------------  --------------  ----------------  --------------
OPERATIONS:
   Net investment income (loss)                                $     49,133     $    (25,037)    $  1,280,450     $    706,423
   Net realized gain (loss) on investments                       (4,028,843)       1,512,408        3,434,737        1,817,524
   Net change in unrealized appreciation/depreciation
      on investments                                              4,505,357        4,485,766       12,746,951        4,964,860
                                                               ------------     ------------     ------------     ------------
      Net increase (decrease) in net assets resulting from
         operations                                                 525,647        5,973,137       17,462,138        7,488,807
                                                               ------------     ------------     ------------     ------------
   Undistributed net investment income included in price of
   units issued and redeemed                                         11,094               --        1,086,985               --
                                                               ------------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (11,160)         (12,532)        (820,568)        (613,947)
                                                               ------------     ------------     ------------     ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                     87,385,878      170,931,671      318,068,453       98,229,981
   Value of shares repurchased                                  (49,188,347)     (36,609,670)     (63,613,949)     (24,738,806)
   Net income equalization                                          (11,094)              --       (1,086,985)              --
                                                               ------------     ------------     ------------     ------------
   Net increase (decrease) in net assets resulting from
      share transactions                                         38,186,437      134,322,001      253,367,519       73,491,175
                                                               ------------     ------------     ------------     ------------
      INCREASE (DECREASE) IN NET ASSETS                          38,712,018      140,282,606      271,096,074       80,366,035

NET ASSETS:
   Beginning of year                                            148,749,661        8,467,055       90,531,974       10,165,939
                                                               ------------     ------------     ------------     ------------
   End of period                                               $187,461,679     $148,749,661     $361,628,048     $ 90,531,974
                                                               ============     ============     ============     ============
   Undistributed net investment income (loss) of period        $     49,067               --     $  1,663,917     $    117,050
                                                               ============     ============     ============     ============
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                    5,600,000       10,800,000       17,400,000        6,000,000
   Shares repurchased                                            (3,200,000)      (2,300,000)      (3,600,000)      (1,500,000)
   Shares outstanding, beginning of year                          9,100,000          600,000        5,200,000          700,000
                                                               ------------     ------------     ------------     ------------
   Shares outstanding, end of period                             11,500,000        9,100,000       19,000,000        5,200,000
                                                               ============     ============     ============     ============

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         POWERSHARES                       POWERSHARES
                                                                       DYNAMIC MID CAP                   DYNAMIC MID CAP
                                                                           GROWTH                             VALUE
                                                                          PORTFOLIO                         PORTFOLIO
                                                             --------------------------------  --------------------------------
                                                             SIX MONTHS ENDED   FOR THE YEAR   SIX MONTHS ENDED   FOR THE YEAR
                                                             OCTOBER 31, 2006       ENDED      OCTOBER 31, 2006       ENDED
                                                                (UNAUDITED)    APRIL 30, 2006     (UNAUDITED)    APRIL 30, 2006
                                                             ----------------  --------------  ----------------  --------------
OPERATIONS:
   Net investment income (loss)                                $    (26,716)    $    711,633     $    324,515     $    350,133
   Net realized gain (loss) on investments                       (3,768,284)       4,852,586        1,030,920        1,294,587
   Net change in unrealized appreciation/depreciation
      on investments                                              3,574,217        4,866,054        1,433,542        2,697,692
                                                               ------------     ------------     ------------     ------------
      Net increase (decrease) in net assets resulting from
         operations                                                (220,783)      10,430,273        2,788,977        4,342,412
                                                               ------------     ------------     ------------     ------------
   Undistributed net investment income included in price of
   units issued and redeemed                                         63,293               --            1,676               --
                                                               ------------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (92,232)              --         (295,944)        (398,693)
                                                               ------------     ------------     ------------     ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                     64,949,701      147,620,675       45,953,773       60,676,498
   Value of shares repurchased                                  (52,879,970)     (63,075,340)     (40,644,668)     (17,930,961)
   Net income equalization                                          (63,293)              --           (1,676)              --
                                                               ------------     ------------     ------------     ------------
   Net increase (decrease) in net assets resulting from
      share transactions                                         12,006,438       84,545,335        5,307,429       42,745,537
                                                               ------------     ------------     ------------     ------------
      INCREASE (DECREASE) IN NET ASSETS                          11,756,716       94,975,608        7,802,138       46,689,256

NET ASSETS:
   Beginning of year                                            103,324,648        8,349,040       56,815,075       10,125,819
                                                               ------------     ------------     ------------     ------------
   End of period                                               $115,081,364     $103,324,648     $ 64,617,213     $ 56,815,075
                                                               ============     ============     ============     ============
   Undistributed net investment income (loss) of period        $    655,978     $    711,633     $     74,680     $     44,433
                                                               ============     ============     ============     ============
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                    3,600,000        8,500,000        2,700,000        3,700,000
   Shares repurchased                                            (3,000,000)      (3,600,000)      (2,400,000)      (1,100,000)
   Shares outstanding, beginning of year                          5,500,000          600,000        3,300,000          700,000
                                                               ------------     ------------     ------------     ------------
   Shares outstanding, end of period                              6,100,000        5,500,000        3,600,000        3,300,000
                                                               ============     ============     ============     ============

                                                                         POWERSHARES                      POWERSHARES
                                                                      DYNAMIC SMALL CAP                DYNAMIC SMALL CAP
                                                                           GROWTH                            VALUE
                                                                          PORTFOLIO                        PORTFOLIO
                                                             --------------------------------  --------------------------------
                                                             SIX MONTHS ENDED   FOR THE YEAR   SIX MONTHS ENDED   FOR THE YEAR
                                                             OCTOBER 31, 2006       ENDED      OCTOBER 31, 2006       ENDED
                                                                (UNAUDITED)    APRIL 30, 2006     (UNAUDITED)    APRIL 30, 2006
                                                             ----------------  --------------  ----------------  --------------
OPERATIONS:
   Net investment income (loss)                               $    (116,842)    $    298,325    $    296,566      $    229,170
   Net realized gain (loss) on investments                       (5,588,203)       4,333,954       1,126,884           923,701
   Net change in unrealized appreciation/depreciation
      on investments                                             (1,926,653)       6,844,625         262,305         4,894,679
                                                              -------------     ------------    ------------      ------------
      Net increase (decrease) in net assets resulting from
         operations                                              (7,631,698)      11,476,904       1,685,755         6,047,550
                                                              -------------     ------------    ------------      ------------
   Undistributed net investment income included in price of
   units issued and redeemed                                       (129,947)              --           9,867                --
                                                              -------------     ------------    ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 --               --        (182,442)         (190,946)
                                                              -------------     ------------    ------------      ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                     58,112,730      161,744,388      39,224,552        74,827,926
   Value of shares repurchased                                 (101,334,903)     (64,483,667)    (34,097,243)      (23,996,062)
   Net income equalization                                          129,947               --          (9,867)               --
                                                              -------------     ------------    ------------      ------------
   Net increase (decrease) in net assets resulting from
      share transactions                                        (43,092,226)      97,260,721       5,117,442        50,831,864
                                                              -------------     ------------    ------------      ------------
      INCREASE (DECREASE) IN NET ASSETS                         (50,853,871)     108,737,625       6,630,622        56,688,468

NET ASSETS:
   Beginning of year                                            118,464,853        9,727,228      66,339,396         9,650,928
                                                              -------------     ------------    ------------      ------------
   End of period                                              $  67,610,982     $118,464,853    $ 72,970,018      $ 66,339,396
                                                              =============     ============    ============      ============
   Undistributed net investment income (loss) of period       $    (246,789)    $         --    $    169,089      $     45,098
                                                              =============     ============    ============      ============
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                    3,400,000        9,400,000       2,400,000         4,700,000
   Shares repurchased                                            (6,000,000)      (3,700,000)     (2,100,000)       (1,500,000)
   Shares outstanding, beginning of year                          6,400,000          700,000       3,900,000           700,000
                                                              -------------     ------------    ------------      ------------
   Shares outstanding, end of period                              3,800,000        6,400,000       4,200,000         3,900,000
                                                              =============     ============    ============      ============

FINANCIAL HIGHLIGHTS

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO

                                                                                                FOR THE PERIOD
                                                            SIX MONTHS ENDED    FOR THE YEAR    MARCH 3, 2005*
                                                            OCTOBER 31, 2006        ENDED           THROUGH
                                                               (UNAUDITED)     APRIL 30, 2006   APRIL 30, 2005
                                                            ----------------   --------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                      $  16.35          $  14.11          $14.83
                                                               --------          --------          ------
   Net investment income (loss)**                                  0.01             (0.01)             --(a)
   Net realized and unrealized gain (loss) on investments         (0.06)             2.25           (0.72)
                                                               --------          --------          ------
      Total from operations                                       (0.05)             2.24           (0.72)
                                                               --------          --------          ------
   Undistributed net investment income included in
      price of units issued and redeemed**                           --(a)             --              --
                                                               --------          --------          ------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             --(a)             --(a)           --
                                                               --------          --------          ------
   Net asset value at end of period                            $  16.30          $  16.35          $14.11
                                                               --------          --------          ------
TOTAL RETURN:***                                                  (0.30)%           15.89%          (4.87)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                 $187,462          $148,750          $8,467
   Ratio to average net assets of:
      Expenses, net of waivers                                     0.63%+            0.64%           0.63%+
      Expenses, prior to waivers                                   0.68%+            0.80%           2.45%+
      Net investment income (loss), net of waivers                 0.06%+           (0.04)%          0.13%+
   Portfolio turnover rate ++                                        43%               73%              2%

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO

                                                                                                FOR THE PERIOD
                                                            SIX MONTHS ENDED    FOR THE YEAR    MARCH 3, 2005*
                                                            OCTOBER 31, 2006        ENDED           THROUGH
                                                               (UNAUDITED)     APRIL 30, 2006   APRIL 30, 2005
                                                            ----------------   --------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                      $  17.41           $ 14.52         $ 15.00
                                                               --------           -------         -------
   Net investment income**                                         0.14              0.28            0.05
   Net realized and unrealized gain (loss) on investments          1.47              2.85           (0.52)
                                                               --------           -------         -------
      Total from operations                                        1.61              3.13           (0.47)
                                                               --------           -------         -------
   Undistributed net investment income included in
      price of units issued and redeemed**                         0.12                --              --
                                                               --------           -------         -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (0.11)            (0.24)          (0.01)
                                                               --------           -------         -------
   Net asset value at end of period                            $  19.03           $ 17.41         $ 14.52
                                                               --------           -------         -------
TOTAL RETURN:***                                                   9.98%            21.71%          (3.11)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                 $361,628           $90,532         $10,166
                                                               --------           -------         -------
   Ratio to average net assets of:
      Expenses, net of waivers                                     0.63%+            0.65%           0.63%+
      Expenses, prior to waivers                                   0.67%+            0.94%           2.16%+
      Net investment income, net of waivers                        1.69%+            1.75%           1.99%+
   Portfolio turnover rate ++                                        12%               29%              0%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO

                                                                                                FOR THE PERIOD
                                                            SIX MONTHS ENDED    FOR THE YEAR    MARCH 3, 2005*
                                                            OCTOBER 31, 2006        ENDED           THROUGH
                                                               (UNAUDITED)     APRIL 30, 2006   APRIL 30, 2005
                                                            ----------------   --------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                      $  18.79           $  13.92         $15.01
                                                               --------           --------         ------
   Net investment income (loss)**                                 (0.01)              0.28          (0.01)
   Net realized and unrealized gain (loss) on investments          0.10               4.59          (1.08)
                                                               --------           --------         ------
      Total from operations                                        0.09               4.87          (1.09)
                                                               --------           --------         ------
   Undistributed net investment income included in
      price of units issued and redeemed**                         0.01                 --             --
                                                               --------           --------         ------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (0.02)                --             --
                                                               --------           --------         ------
   Net asset value at end of period                            $  18.87           $  18.79         $13.92
                                                               --------           --------         ------
TOTAL RETURN:***                                                   0.52%             34.99%         (7.30)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                 $115,081           $103,325         $8,349
   Ratio to average net assets of:
      Expenses, net of waivers                                     0.63%+             0.65%          0.63%+
      Expenses, prior to waivers                                   0.75%+             0.90%          2.45%+
      Net investment income (loss), net of waivers                (0.06)%+            1.56%         (0.20)%+
   Portfolio turnover rate ++                                        57%                86%             1%

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO

                                                                                                FOR THE PERIOD
                                                            SIX MONTHS ENDED    FOR THE YEAR    MARCH 3, 2005*
                                                            OCTOBER 31, 2006        ENDED           THROUGH
                                                               (UNAUDITED)     APRIL 30, 2006   APRIL 30, 2005
                                                            ----------------   --------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                       $ 17.22           $ 14.47          $ 15.10
                                                                -------           -------          -------
   Net investment income**                                         0.10              0.22             0.15
   Net realized and unrealized gain (loss) on investments          0.72              2.78            (0.76)
                                                                -------           -------          -------
      Total from operations                                        0.82              3.00            (0.61)
                                                                -------           -------          -------
   Undistributed net investment income included in
      price of units issued and redeemed**                           --(a)             --               --
                                                                -------           -------          -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (0.09)            (0.25)           (0.02)
                                                                -------           -------          -------
   Net asset value at end of period                             $ 17.95           $ 17.22          $ 14.47
                                                                -------           -------          -------
TOTAL RETURN:***                                                   4.80%            20.85%           (4.07)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                  $64,617           $56,815          $10,126
   Ratio to average net assets of:
      Expenses, net of waivers                                     0.63%+            0.67%            0.63%+
      Expenses, prior to waivers                                   0.85%+            1.13%            2.14%+
      Net investment income, net of waivers                        1.13%+            1.33%            6.34%+
   Portfolio turnover rate ++                                        30%              117%               1%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO

                                                                                                FOR THE PERIOD
                                                            SIX MONTHS ENDED    FOR THE YEAR    MARCH 3, 2005*
                                                            OCTOBER 31, 2006        ENDED           THROUGH
                                                               (UNAUDITED)     APRIL 30, 2006   APRIL 30, 2005
                                                            ----------------   --------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                      $ 18.51            $  13.90         $15.11
                                                               -------            --------         ------
   Net investment income (loss)**                                (0.03)               0.11          (0.01)
   Net realized and unrealized gain (loss) on investments        (0.66)               4.50          (1.20)
                                                               -------            --------         ------
      Total from operations                                      (0.69)               4.61          (1.21)
                                                               -------            --------         ------
   Undistributed net investment income included in
      price of units issued and redeemed**                       (0.03)                 --             --
                                                               -------            --------         ------
   Net asset value at end of period                            $ 17.79            $  18.51         $13.90
                                                               -------            --------         ------
TOTAL RETURN:***                                                 (3.89)%             33.17%         (8.02)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                 $67,611            $118,465         $9,727
   Ratio to average net assets of:
      Expenses, net of waivers                                    0.63%+              0.65%          0.63%+
      Expenses, prior to waivers                                  0.83%+              0.90%          2.34%+
      Net investment income (loss), net of waivers               (0.33)%+             0.65%         (0.48)%+
   Portfolio turnover rate ++                                       78%                120%             0%

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO

                                                                                                FOR THE PERIOD
                                                            SIX MONTHS ENDED    FOR THE YEAR    MARCH 3, 2005*
                                                            OCTOBER 31, 2006        ENDED           THROUGH
                                                               (UNAUDITED)     APRIL 30, 2006   APRIL 30, 2005
                                                            ----------------   --------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                       $ 17.01           $ 13.79          $15.06
                                                                -------           -------          ------
   Net investment income**                                         0.08              0.11            0.01
   Net realized and unrealized gain (loss) on investments          0.33              3.22           (1.28)
                                                                -------           -------          ------
      Total from operations                                        0.41              3.33           (1.27)
                                                                -------           -------          ------
   Undistributed net investment income included in
      price of units issued and redeemed**                           --(a)             --              --
                                                                -------           -------          ------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (0.05)            (0.11)             --
                                                                -------           -------          ------
   Net asset value at end of period                             $ 17.37           $ 17.01          $13.79
                                                                -------           -------          ------
TOTAL RETURN:***                                                   2.41%            24.20%          (8.46)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                  $72,970           $66,339          $9,651
   Ratio to average net assets of:
      Expenses, net of waivers                                     0.63%+            0.66%           0.63%+
      Expenses, prior to waivers                                   0.83%+            1.06%           2.36%+
      Net investment income, net of waivers                        0.91%+            0.73%           0.45%+
   Portfolio turnover rate ++                                        56%              118%              0%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks--99.7%
            CONSUMER DISCRETIONARY--6.6%
      677   Applebee's International, Inc.                            $   15,449
      177   Bandag, Inc.                                                   7,769
      486   Cedar Fair, L.P.                                              13,336
      114   Courier Corp.                                                  4,471
    1,374   Family Dollar Stores, Inc.                                    40,464
    2,154   Gannett Co., Inc.                                            127,388
    1,562   Genuine Parts Co.                                             71,102
    2,389   Harley-Davidson, Inc.                                        163,957
      720   Harte-Hanks, Inc.                                             18,180
      205   Haverty Furniture Cos., Inc.                                   3,239
   18,790   Home Depot (The), Inc.                                       701,432
      517   John Wiley & Sons, Inc., Class A                              18,250
    1,780   Johnson Controls, Inc.                                       145,141
      473   La-Z-Boy, Inc.                                                 5,794
    1,631   Leggett & Platt, Inc.                                         38,084
   13,915   Lowe's Cos., Inc.                                            419,398
      292   Matthews International Corp., Class A                         11,219
   11,170   McDonald's Corp.                                             468,247
    3,227   McGraw-Hill (The) Cos., Inc.                                 207,077
      213   Media General, Inc., Class A                                   7,902
      436   Meredith Corp.                                                22,890
    1,312   New York Times (The) Co., Class A                             31,711
      794   Pier 1 Imports, Inc.                                           5,193
      357   Polaris Industries, Inc.                                      15,287
    1,294   Ross Stores, Inc.                                             38,082
    2,647   ServiceMaster (The) Co.                                       29,991
    1,228   Sherwin-Williams (The) Co.                                    72,734
      739   Stanley Works (The)                                           35,213
      239   Superior Industries International, Inc.                        4,039
      486   Talbots (The), Inc.                                           13,627
    7,824   Target Corp.                                                 463,024
    1,009   VF Corp.                                                      76,694
      543   Wolverine World Wide, Inc.                                    15,399
                                                                      ----------
                                                                       3,311,783
                                                                      ----------
            CONSUMER STAPLES--19.8%
      840   Alberto-Culver Co.                                            42,680
   19,054   Altria Group, Inc.                                         1,549,662
    7,005   Anheuser-Busch Cos., Inc.                                    332,177
    5,969   Archer-Daniels-Midland Co.                                   229,807
    4,049   Avon Products, Inc.                                          123,130
    1,110   Brown-Forman Corp., Class B                                   80,131
    1,369   Clorox Co.                                                    88,383
   21,335   Coca-Cola (The) Co.                                          996,771
    4,682   Colgate-Palmolive Co.                                        299,508
    4,641   ConAgra Foods, Inc.                                          121,362
    2,132   Hershey (The) Co.                                            112,804
    1,251   Hormel Foods Corp.                                            45,174
    4,168   Kimberly-Clark Corp.                                         277,255
      297   Lancaster Colony Corp.                                        12,043
    1,193   McCormick & Co., Inc.                                         44,618
   14,956   PepsiCo, Inc.                                             $  948,809
   28,935   Procter & Gamble (The) Co.                                 1,834,190
    7,010   Sara Lee Corp.                                               119,871
    1,880   SUPERVALU, Inc.                                               62,792
    5,640   Sysco Corp.                                                  197,287
      495   Tootsie Roll Industries, Inc.                                 15,731
      234   Universal Corp.                                                8,616
    9,175   Walgreen Co.                                                 400,764
   37,949   Wal-Mart Stores, Inc.                                      1,870,126
    2,526   Wm. Wrigley Jr. Co.                                          131,226
                                                                      ----------
                                                                       9,944,917
                                                                      ----------
            ENERGY--8.1%
      358   Buckeye Partners LP                                           16,396
   20,013   Chevron Corp.                                              1,344,874
   36,860   Exxon Mobil Corp.                                          2,632,542
      952   Helmerich & Payne, Inc.                                       22,800
      517   Holly Corp.                                                   24,589
      682   TEPPCO Partners, L.P.                                         26,884
                                                                      ----------
                                                                       4,068,085
                                                                      ----------
            FINANCIALS--29.0%
      204   1st Source Corp.                                               6,438
    4,517   AFLAC, Inc.                                                  202,904
      725   Alfa Corp.                                                    13,391
    5,732   Allstate (The) Corp.                                         351,716
      958   AMBAC Financial Group, Inc.                                   79,983
   23,656   American International Group, Inc.                         1,588,974
    3,127   AmSouth Bancorp.                                              94,498
      202   Anchor BanCorp Wisconsin, Inc.                                 5,866
      892   Arthur J. Gallagher & Co.                                     24,842
    1,186   Associated Banc-Corp.                                         38,948
      905   Astoria Financial Corp.                                       26,254
      144   BancFirst Corp.                                                7,164
      718   BancorpSouth, Inc.                                            18,345
   40,954   Bank of America Corp.                                      2,206,192
      457   Bank of Hawaii Corp.                                          23,842
    4,888   BB&T Corp.                                                   212,726
    1,262   Brown & Brown, Inc.                                           36,926
      172   Capital City Bank Group, Inc.                                  5,769
      584   CBL & Associates Properties, Inc.                             25,538
      234   Chemical Financial Corp.                                       6,999
      420   Chittenden Corp.                                              12,386
    3,741   Chubb (The) Corp.                                            198,834
    1,569   Cincinnati Financial Corp.                                    71,625
   45,004   Citigroup, Inc.                                            2,257,402
      439   City National Corp.                                           29,220
    1,402   Colonial BancGroup (The), Inc.                                33,424
      412   Colonial Properties Trust                                     20,761
    1,469   Comerica, Inc.                                                85,481
    1,697   Commerce Bancorp, Inc.                                        59,259
      615   Commerce Bancshares, Inc.                                     30,449
      614   Commerce Group (The), Inc.                                    18,174

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                 VALUE
---------                                                               --------
            Common Stocks (Continued)
      269   Community Bank System, Inc.                                 $  6,685
      212   Community Banks, Inc.                                          5,696
      144   Community Trust Bancorp, Inc.                                  5,527
    1,169   Compass Bancshares, Inc.                                      65,768
      508   Corus Bankshares, Inc.                                        10,429
      505   Cullen/Frost Bankers, Inc.                                    27,351
      692   CVB Financial Corp.                                           10,055
      980   Doral Financial Corp.                                          4,508
    1,223   Duke Realty Corp.                                             48,993
      215   EastGroup Properties, Inc.                                    11,444
    1,165   Eaton Vance Corp.                                             36,162
      529   Erie Indemnity Co., Class A                                   26,794
      207   Essex Property Trust, Inc.                                    27,589
      542   F.N.B. Corp.                                                   9,176
      476   Federal Realty Investment Trust                               38,151
    1,604   Fidelity National Financial, Inc.                             35,769
    5,079   Fifth Third Bancorp                                          202,398
      729   First BanCorp.                                                 7,217
      194   First Busey Corp.                                              4,448
      279   First Charter Corp.                                            6,944
      670   First Commonwealth Financial Corp.                             8,958
      113   First Financial Holdings, Inc.                                 4,083
      152   First Indiana Corp.                                            3,879
      451   First Midwest Bancorp, Inc.                                   17,152
      154   First State Bancorp.                                           3,836
      723   FirstMerit Corp.                                              16,788
      925   Forest City Enterprises, Inc., Class A                        50,783
    2,301   Franklin Resources, Inc.                                     262,222
    6,305   Freddie Mac                                                  434,982
    1,571   Fulton Financial Corp.                                        25,152
    2,196   General Growth Properties, Inc.                              113,972
      308   Glacier Bancorp, Inc.                                         10,755
      463   Greater Bay Bancorp                                           11,922
      277   Harleysville Group, Inc.                                       9,994
      259   Harleysville National Corp.                                    5,532
    1,289   Health Care Property Investors, Inc.                          40,475
      431   Healthcare Realty Trust, Inc.                                 17,456
      325   Hilb, Rogal & Hobbs Co.                                       12,974
      302   Home Properties, Inc.                                         19,077
       87   IBERIABANK Corp.                                               5,119
      209   Independent Bank Corp.                                         4,995
      269   Irwin Financial Corp.                                          5,964
    3,666   KeyCorp                                                      136,155
    2,190   Kimco Realty Corp.                                            97,302
    1,213   Legg Mason, Inc.                                             109,194
      479   Lexington Corporate Properties Trust                          10,203
      819   Liberty Property Trust                                        39,476
    2,556   Lincoln National Corp.                                       161,820
    1,010   M&T Bank Corp.                                               123,028
      652   Macerich (The) Co.                                            52,388
      303   MAF Bancorp, Inc.                                             13,056
    2,315   Marshall & Ilsley Corp.                                      110,981
    1,222   MBIA, Inc.                                                  $ 75,788
    1,136   Mercantile Bankshares Corp.                                   51,211
      494   Mercury General Corp.                                         25,574
      174   Midland (The) Co.                                              8,133
    5,506   National City Corp.                                          205,099
      434   National Penn Bancshares, Inc.                                 8,893
      525   National Retail Properties, Inc.                              11,797
    4,239   North Fork Bancorp, Inc.                                     121,151
    1,984   Northern Trust Corp.                                         116,500
      718   Nuveen Investments, Inc., Class A                             35,397
      605   Old National Bancorp                                          11,483
    2,094   Old Republic International Corp.                              47,178
      121   Old Second Bancorp, Inc.                                       3,659
      423   Pacific Capital Bancorp                                       13,011
      124   Park National Corp.                                           12,572
    1,286   People's Bank                                                 52,340
    2,537   Popular, Inc.                                                 46,148
    7,033   Progressive (The) Corp.                                      169,988
    2,231   ProLogis                                                     141,155
      632   Protective Life Corp.                                         27,966
      900   Realty Income Corp.                                           23,760
      620   Regency Centers Corp.                                         44,739
      675   Republic Bancorp, Inc.                                         9,032
      223   RLI Corp.                                                     12,089
      237   S&T Bancorp, Inc.                                              8,022
      129   Sandy Spring Bancorp, Inc.                                     4,729
      894   SEI Investments Co.                                           50,314
      992   Sky Financial Group, Inc.                                     24,850
    3,729   SLM Corp.                                                    181,528
      678   South Financial Group (The), Inc.                             17,987
      123   Southwest Bancorp, Inc.                                        3,335
      158   Sovran Self Storage, Inc.                                      9,319
      367   State Auto Financial Corp.                                    11,792
    3,014   State Street Corp.                                           193,589
      175   Sterling Bancorp                                               3,409
      412   Sterling Bancshares, Inc.                                      7,544
      263   Sterling Financial Corp.                                       6,070
       92   Suffolk Bancorp                                                3,214
      159   Sun Communities, Inc.                                          5,563
    3,313   SunTrust Banks, Inc.                                         261,694
      472   Susquehanna Bancshares, Inc.                                  11,795
    2,956   Synovus Financial Corp.                                       86,847
    2,397   T. Rowe Price Group, Inc.                                    113,402
      278   Tanger Factory Outlet Centers                                 10,369
    1,199   TCF Financial Corp.                                           31,210
    2,078   TD Banknorth, Inc.                                            61,467
      499   Texas Regional Bancshares, Inc., Class A                      19,386
      594   Transatlantic Holdings, Inc.                                  36,198
      532   Trustmark Corp.                                               16,843
      382   United Bankshares, Inc.                                       14,589
    1,219   United Dominion Realty Trust, Inc.                            39,459
      111   Universal Health Realty Income Trust                           4,319

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks (Continued)
    1,059   Valley National Bancorp                                  $    27,598
      787   Washington Federal, Inc.                                      18,290
    8,764   Washington Mutual, Inc.                                      370,717
      411   Washington Real Estate Investment Trust                       17,324
      516   Webster Financial Corp.                                       24,933
      811   Weingarten Realty Investors                                   37,712
   30,649   Wells Fargo & Co.                                          1,112,252
      202   WesBanco, Inc.                                                 6,616
       62   Wesco Financial Corp.                                         29,723
      277   Westamerica Bancorp                                           13,808
      596   Whitney Holding Corp.                                         19,465
      621   Wilmington Trust Corp.                                        25,821
                                                                     -----------
                                                                      14,542,872
                                                                     -----------
            HEALTH CARE--13.5%
   13,907   Abbott Laboratories                                          660,722
      410   Arrow International, Inc.                                     14,658
      562   Beckman Coulter, Inc.                                         32,354
    2,228   Becton Dickinson & Co.                                       156,027
      936   C.R. Bard, Inc.                                               76,715
    1,402   DENTSPLY International, Inc.                                  43,855
   10,289   Eli Lilly & Co.                                              576,287
      555   Hillenbrand Industries, Inc.                                  32,567
   26,636   Johnson & Johnson                                          1,795,265
   10,467   Medtronic, Inc.                                              509,534
   19,811   Merck & Co., Inc.                                            899,815
      236   Meridian Bioscience, Inc.                                      5,440
   66,384   Pfizer, Inc.                                               1,769,133
    3,700   Stryker Corp.                                                193,473
      293   West Pharmaceutical Services, Inc.                            12,318
                                                                     -----------
                                                                       6,778,163
                                                                     -----------
            INDUSTRIALS--12.3%
    6,857   3M Co.                                                       540,606
      275   A.O. Smith Corp.                                               9,669
      442   ABM Industries, Inc.                                           8,778
      990   Avery Dennison Corp.                                          62,509
      122   Badger Meter, Inc.                                             3,078
      213   Banta Corp.                                                    9,432
      480   Brady Corp., Class A                                          17,760
      464   Briggs & Stratton Corp.                                       11,827
      273   Carlisle Cos., Inc.                                           22,847
    5,973   Caterpillar, Inc.                                            362,621
    1,464   Cintas Corp.                                                  60,610
      474   CLARCOR, Inc.                                                 15,443
    2,801   Danaher Corp.                                                201,028
      742   Donaldson Co., Inc.                                           27,862
    1,858   Dover Corp.                                                   88,255
    3,721   Emerson Electric Co.                                         314,052
    1,933   Expeditors International Washington, Inc.                     91,644
      204   Franklin Electric, Co., Inc.                                  11,004
    3,681   General Dynamics Corp.                                       261,719
   74,817   General Electric Co.                                       2,626,826
      383   Harsco Corp.                                             $    31,264
      457   HNI Corp.                                                     20,551
    5,169   Illinois Tool Works, Inc.                                    247,750
      195   LSI Industries, Inc.                                           3,500
    3,624   Masco Corp.                                                  100,204
      226   McGrath RentCorp                                               6,102
      329   Mine Safety Appliances Co.                                    12,443
       74   NACCO Industries, Inc., Class A                               11,144
      304   Nordson Corp.                                                 13,999
    1,092   Parker Hannifin Corp.                                         91,324
      923   Pentair, Inc.                                                 30,404
    2,009   Pitney Bowes, Inc.                                            93,840
       83   Quixote Corp.                                                  1,526
      158   Raven Industries, Inc.                                         5,070
      784   Roper Industries, Inc.                                        37,514
      363   Teleflex, Inc.                                                22,579
      168   Tennant Co.                                                    4,645
    9,138   United Technologies Corp.                                    600,549
      174   Universal Forest Products, Inc.                                7,896
      812   W.W. Grainger, Inc.                                           59,097
                                                                     -----------
                                                                       6,148,971
                                                                     -----------
            INFORMATION TECHNOLOGY--3.6%
    5,063   Automatic Data Processing, Inc.                              250,315
      607   Diebold, Inc.                                                 26,514
   13,853   International Business Machines Corp.                      1,279,047
      839   Jack Henry & Associates, Inc.                                 18,282
    2,751   Linear Technology Corp.                                       85,611
    3,463   Paychex, Inc.                                                136,719
                                                                     -----------
                                                                       1,796,488
                                                                     -----------
            MATERIALS--2.2%
    2,032   Air Products & Chemicals, Inc.                               141,569
      426   Albemarle Corp.                                               27,703
      323   AptarGroup, Inc.                                              17,736
      950   Bemis Co., Inc.                                               31,939
    2,292   Ecolab, Inc.                                                 103,942
      540   H.B. Fuller Co.                                               13,387
      417   Martin Marietta Materials, Inc.                               36,696
      316   Myers Industries, Inc.                                         5,726
    2,808   Nucor Corp.                                                  164,015
    1,498   PPG Industries, Inc.                                         102,463
    2,939   Praxair, Inc.                                                177,075
    1,990   Rohm & Haas Co.                                              103,122
    1,086   RPM International, Inc.                                       20,797
      602   Sigma-Aldrich Corp.                                           45,216
      908   Sonoco Products Co.                                           32,216
      925   Valspar (The) Corp.                                           24,781
      880   Vulcan Materials Co.                                          71,702
                                                                     -----------
                                                                       1,120,085
                                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks (Continued)
            TELECOMMUNICATION SERVICES--2.9%
    3,530   ALLTEL Corp.                                             $   188,184
   35,358   AT&T, Inc.                                                 1,211,012
    1,051   CenturyTel, Inc.                                              42,292
                                                                     -----------
                                                                       1,441,488
                                                                     -----------
            UTILITIES--1.7%
      150   American States Water Co.                                      6,300
    1,223   Aqua America, Inc.                                            29,658
      739   Atmos Energy Corp.                                            22,709
      298   Black Hills Corp.                                             10,284
      186   California Water Service Group                                 7,235
    2,329   Consolidated Edison, Inc.                                    112,608
      664   Energen Corp.                                                 28,432
    3,681   FPL Group, Inc.                                              187,732
    1,631   MDU Resources Group, Inc.                                     41,884
      182   MGE Energy, Inc.                                               6,224
      758   National Fuel Gas Co.                                         28,349
      255   New Jersey Resources Corp.                                    13,224
      266   Otter Tail Corp.                                               7,964
      353   Peoples Energy Corp.                                          15,423
      688   Piedmont Natural Gas Co., Inc.                                18,576
      898   Pinnacle West Capital Corp.                                   42,933
    2,306   Progress Energy, Inc.                                        106,076
      773   Questar Corp.                                                 62,984
      206   Southwest Water Co.                                            2,598
      951   UGI Corp.                                                     25,202
      690   Vectren Corp.                                                 20,051
      442   WGL Holdings, Inc.                                            14,343
      391   WPS Resources Corp.                                           20,805
                                                                     -----------
                                                                         831,594
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $46,092,670)                                        49,984,446
                                                                     -----------
            Money Market Fund--0.2%
   81,723   AIM Liquid Asset Portfolio Private Class*
            (Cost $81,723)                                                81,723
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $46,174,393)--99.9%                                 50,066,169
            Other assets less liabilities--0.1%                           47,705
                                                                     -----------
            NET ASSETS--100.0%                                       $50,113,874
                                                                     ===========

*    Affiliated investment.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            Common Stocks--100.2%
            CONSUMER DISCRETIONARY--2.2%
  809,438   ServiceMaster (The) Co.                                $  9,170,933
                                                                   ------------
            CONSUMER STAPLES--7.3%
  116,552   Altria Group, Inc.                                        9,479,174
  240,611   ConAgra Foods, Inc.                                       6,291,978
  309,555   Sara Lee Corp.                                            5,293,391
  271,691   Universal Corp.                                          10,003,662
                                                                   ------------
                                                                     31,068,205
                                                                   ------------
            FINANCIALS--53.4%
  254,783   AmSouth Bancorp.                                          7,699,542
  344,209   Arthur J. Gallagher & Co.                                 9,586,221
  240,860   BancorpSouth, Inc.                                        6,153,973
  165,304   Bank of America Corp.                                     8,904,927
  189,317   BB&T Corp.                                                8,239,076
  166,342   Citigroup, Inc.                                           8,343,715
  150,252   Comerica, Inc.                                            8,743,164
  328,639   Community Bank System, Inc.                               8,166,679
  153,672   Community Trust Bancorp, Inc.                             5,897,931
  695,985   F.N.B. Corp.                                             11,783,025
  225,646   Fifth Third Bancorp                                       8,991,993
  830,494   First Commonwealth Financial Corp.                       11,103,705
  455,171   FirstMerit Corp.                                         10,569,071
  381,555   Harleysville National Corp.                               8,150,015
  210,172   KeyCorp                                                   7,805,788
  244,949   National City Corp.                                       9,124,350
  339,533   National Penn Bancshares, Inc.                            6,957,031
  494,507   Old National Bancorp                                      9,385,743
   77,897   Park National Corp.                                       7,897,977
  527,259   Republic Bancorp, Inc.                                    7,054,725
  430,110   Sterling Bancorp                                          8,378,543
  333,018   Susquehanna Bancshares, Inc.                              8,322,120
  276,532   Valley National Bancorp                                   7,206,424
  334,230   Washington Federal, Inc.                                  7,767,505
  239,969   Washington Mutual, Inc.                                  10,150,689
  240,813   WesBanco, Inc.                                            7,886,626
  189,076   Whitney Holding Corp.                                     6,175,222
                                                                   ------------
                                                                    226,445,780
                                                                   ------------
            HEALTH CARE--1.8%
  167,089   Merck & Co., Inc.                                         7,589,182
                                                                   ------------
            MATERIALS--1.7%
  377,951   RPM International, Inc.                                   7,237,762
                                                                   ------------
            TELECOMMUNICATION SERVICES--2.0%
  253,406   AT&T, Inc.                                                8,679,155
                                                                   ------------
            UTILITIES--31.8%
  305,575   Atmos Energy Corp.                                        9,390,320
  242,721   Black Hills Corp.                                         8,376,302
  219,131   Consolidated Edison, Inc.                                10,594,984
  141,754   FPL Group, Inc.                                           7,229,454
  264,698   MGE Energy, Inc.                                       $  9,052,672
  185,942   National Fuel Gas Co.                                     6,954,231
  120,052   New Jersey Resources Corp.                                6,225,897
  270,114   Otter Tail Corp.                                          8,087,213
  261,780   Peoples Energy Corp.                                     11,437,167
  299,112   Piedmont Natural Gas Co., Inc.                            8,076,024
  196,017   Pinnacle West Capital Corp.                               9,371,573
  246,642   Progress Energy, Inc.                                    11,345,531
  332,617   Vectren Corp.                                             9,665,850
  281,629   WGL Holdings, Inc.                                        9,138,861
  185,523   WPS Resources Corp.                                       9,871,679
                                                                   ------------
                                                                    134,817,758
                                                                   ------------
            TOTAL COMMON STOCKS
            (Cost $411,600,390)                                     425,008,775
                                                                   ------------
            Money Market Fund--0.1%
  658,077   AIM Liquid Asset Portfolio Private Class*
            (Cost $658,077)                                             658,077
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $412,258,467)--100.3%                             425,666,852
            Liabilities in excess of other assets--(0.3%)            (1,365,676)
                                                                   ------------
            NET ASSETS--100.0%                                     $424,301,176
                                                                   ============

*    Affiliated investment.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks--100.0%
            CONSUMER DISCRETIONARY--15.1%
    2,538   Applebee's International, Inc.                           $    57,917
      423   Courier Corp.                                                 16,590
    8,965   Harley-Davidson, Inc.                                        615,268
    2,700   Harte-Hanks, Inc.                                             68,175
   39,419   Home Depot (The), Inc.                                     1,471,511
    1,955   John Wiley & Sons, Inc., Class A                              69,012
   48,163   Lowe's Cos., Inc.                                          1,451,633
   35,236   McDonald's Corp.                                           1,477,093
    2,995   Pier 1 Imports, Inc.                                          19,587
    1,336   Polaris Industries, Inc.                                      57,208
    4,824   Ross Stores, Inc.                                            141,970
    2,064   Wolverine World Wide, Inc.                                    58,535
                                                                     -----------
                                                                       5,504,499
                                                                     -----------
            CONSUMER STAPLES--10.1%
    3,176   Alberto-Culver Co.                                           161,373
   22,418   Archer-Daniels-Midland Co.                                   863,093
   21,183   Sysco Corp.                                                  740,981
   28,805   Wal-Mart Stores, Inc.                                      1,419,510
    9,488   Wm. Wrigley Jr. Co.                                          492,902
                                                                     -----------
                                                                       3,677,859
                                                                     -----------
            FINANCIALS--46.5%
   16,967   AFLAC, Inc.                                                  762,158
   21,684   American International Group, Inc.                         1,456,514
      750   Anchor BanCorp Wisconsin, Inc.                                21,780
    3,354   Arthur J. Gallagher & Co.                                     93,409
    3,396   Astoria Financial Corp.                                       98,518
      538   BancFirst Corp.                                               26,765
   27,211   Bank of America Corp.                                      1,465,857
    4,769   Brown & Brown, Inc.                                          139,541
   29,016   Citigroup, Inc.                                            1,455,443
    1,629   City National Corp.                                          108,426
    6,376   Commerce Bancorp, Inc.                                       222,650
    2,315   Commerce Group (The), Inc.                                    68,524
    1,914   Corus Bankshares, Inc.                                        39,294
    1,908   Cullen/Frost Bankers, Inc.                                   103,337
    2,617   CVB Financial Corp.                                           38,025
    3,691   Doral Financial Corp.                                         16,979
    4,343   Eaton Vance Corp.                                            134,807
    1,982   Erie Indemnity Co., Class A                                  100,388
    6,026   Fidelity National Financial, Inc.                            134,380
   19,079   Fifth Third Bancorp                                          760,298
    2,763   First BanCorp.                                                27,354
      601   First State Bancorp.                                          14,971
    3,492   Forest City Enterprises, Inc., Class A                       191,711
   21,147   Freddie Mac                                                1,458,932
    1,157   Glacier Bancorp, Inc.                                         40,402
    1,742   Greater Bay Bancorp                                           44,856
      332   IBERIABANK Corp.                                              19,535
      781   Independent Bank Corp.                                        18,666
    1,017   Irwin Financial Corp.                                         22,547
    3,784   M&T Bank Corp.                                           $   460,929
    1,128   MAF Bancorp, Inc.                                             48,606
    1,869   Mercury General Corp.                                         96,758
   15,923   North Fork Bancorp, Inc.                                     455,079
    7,864   Old Republic International Corp.                             177,176
      459   Old Second Bancorp, Inc.                                      13,880
    1,602   Pacific Capital Bancorp                                       49,278
    4,859   People's Bank                                                197,761
    9,525   Popular, Inc.                                                173,260
    2,552   Republic Bancorp, Inc.                                        34,146
      506   Sandy Spring Bancorp, Inc.                                    18,550
    3,367   SEI Investments Co.                                          189,495
    3,721   Sky Financial Group, Inc.                                     93,211
   13,995   SLM Corp.                                                    681,277
      486   Southwest Bancorp, Inc.                                       13,175
      618   Sovran Self Storage, Inc.                                     36,450
    1,401   State Auto Financial Corp.                                    45,014
   18,553   State Street Corp.                                         1,191,659
      640   Sterling Bancorp                                              12,467
    1,553   Sterling Bancshares, Inc.                                     28,435
      350   Suffolk Bancorp                                               12,225
   11,105   Synovus Financial Corp.                                      326,265
    9,007   T. Rowe Price Group, Inc.                                    426,121
    4,476   TCF Financial Corp.                                          116,510
    1,875   Texas Regional Bancshares, Inc., Class A                      72,844
    2,002   Trustmark Corp.                                               63,383
   32,919   Washington Mutual, Inc.                                    1,392,474
   40,233   Wells Fargo & Co.                                          1,460,056
    1,057   Westamerica Bancorp                                           52,691
                                                                     -----------
                                                                      17,025,242
                                                                     -----------
            HEALTH CARE--14.0%
    1,534   Arrow International, Inc.                                     54,841
   21,435   Johnson & Johnson                                          1,444,719
   30,024   Medtronic, Inc.                                            1,461,568
      893   Meridian Bioscience, Inc.                                     20,584
   53,683   Pfizer, Inc.                                               1,430,652
   13,900   Stryker Corp.                                                726,831
                                                                     -----------
                                                                       5,139,195
                                                                     -----------
            INDUSTRIALS--5.2%
    5,489   Cintas Corp.                                                 227,245
    2,762   Donaldson Co., Inc.                                          103,713
    7,292   Expeditors International of Washington, Inc.                 345,714
      784   Franklin Electric, Co., Inc.                                  42,289
   19,415   Illinois Tool Works, Inc.                                    930,560
      733   LSI Industries, Inc.                                          13,157
      853   McGrath RentCorp                                              23,031
    1,244   Mine Safety Appliances Co.                                    47,048
      618   Raven Industries, Inc.                                        19,832
    2,974   Roper Industries, Inc.                                       142,306
                                                                     -----------
                                                                       1,894,895
                                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks (Continued)
            INFORMATION TECHNOLOGY--5.0%
   18,994   Automatic Data Processing, Inc.                         $   939,063
    3,119   Jack Henry & Associates, Inc.                                67,963
   10,299   Linear Technology Corp.                                     320,505
   13,006   Paychex, Inc.                                               513,477
                                                                    -----------
                                                                      1,841,008
                                                                    -----------
            MATERIALS--4.1%
    1,178   AptarGroup, Inc.                                             64,684
   10,541   Nucor Corp.                                                 615,700
   11,039   Praxair, Inc.                                               665,099
    2,269   Sigma-Aldrich Corp.                                         170,425
                                                                    -----------
                                                                      1,515,908
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $33,995,947)                                       36,598,606
                                                                    -----------
            Money Market Fund--0.1%
   41,102   AIM Liquid Asset Portfolio Private Class*
            (Cost $41,102)                                               41,102
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $34,037,049)--100.1%                               36,639,708
            Liabilities in excess of other assets--(0.1%)               (21,505)
                                                                    -----------
            NET ASSETS--100.0%                                      $36,618,203
                                                                    ===========

*    Affiliated investment.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                           ------------
            Common Stocks--98.3%
            CONSUMER DISCRETIONARY--5.3%
   48,369   Luxottica Group SpA ADR                                 $  1,484,928
  117,746   Reed Elsevier NV ADR                                       4,003,364
   89,098   Reed Elsevier PLC ADR                                      4,037,031
   85,681   Thomson (The) Corp.                                        3,538,625
   34,460   WPP Group PLC ADR                                          2,205,440
                                                                    ------------
                                                                      15,269,388
                                                                    ------------
            CONSUMER STAPLES--12.4%
   95,227   British American Tobacco PLC ADR                           5,237,485
   86,232   Cadbury Schweppes PLC ADR                                  3,500,157
   69,491   Diageo PLC ADR                                             5,174,995
   95,440   Gallaher Group PLC ADR                                     6,500,418
   70,766   Imperial Tobacco Group PLC ADR                             5,048,447
  217,812   Unilever NV                                                5,271,050
  213,822   Unilever PLC ADR                                           5,191,598
                                                                    ------------
                                                                      35,924,150
                                                                    ------------
            ENERGY--9.1%
   81,256   BP PLC ADR                                                 5,452,277
  156,424   Enbridge, Inc.                                             5,302,774
   89,216   Eni SpA ADR                                                5,416,303
   37,100   Imperial Oil Ltd.                                          1,270,675
  186,970   Norsk Hydro ASA ADR                                        4,328,356
  134,796   Sasol Ltd. ADR                                             4,611,371
                                                                    ------------
                                                                      26,381,756
                                                                    ------------
            FINANCIALS--41.4%
  240,896   ABN AMRO Holding NV ADR                                    7,026,936
   48,939   ACE Ltd.                                                   2,801,758
  503,335   Administradora de Fondos de Pensiones Provida SA ADR      12,819,942
   92,178   Allied Irish Banks PLC ADR                                 5,036,606
   62,123   Australia and New Zealand Banking Group Ltd. ADR           6,936,033
  269,147   Banco Santander Central Hispanic SA ADR                    4,607,797
   67,547   Bank of Ireland ADR                                        5,430,779
   96,435   Bank of Montreal                                           5,978,970
  121,230   Bank of Nova Scotia                                        5,323,209
  119,881   Barclays PLC ADR                                           6,510,737
   68,384   Canadian Imperial Bank of Commerce                         5,325,746
    7,818   Everest Re Group Ltd.                                        775,389
   69,330   HSBC Holdings PLC ADR                                      6,618,935
  236,899   Lloyds TSB Group PLC ADR                                  10,153,491
   96,292   Manulife Financial Corp.                                   3,122,750
   49,962   National Australia Bank Ltd. ADR                           7,354,406
   53,998   PartnerRe Ltd.                                             3,775,540
   43,194   RenaissanceRe Holdings Ltd.                                2,349,754
  105,654   Royal Bank of Canada                                       4,689,981
  102,180   Sun Life Financial, Inc.                                   4,296,669
   81,455   Toronto-Dominion (The) Bank                                4,718,688
   54,330   XL Capital Ltd., Class A                                   3,832,982
                                                                    ------------
                                                                     119,487,098
                                                                    ------------
            HEALTH CARE--3.4%
   65,604   Fresenius Medical Care AG ADR                           $  2,911,506
   40,045   Novartis AG ADR                                            2,431,933
   20,022   Novo-Nordisk A/S ADR                                       1,505,654
   35,763   Smith & Nephew PLC ADR                                     1,741,301
   34,058   Teva Pharmaceutical Industries Ltd. ADR                    1,122,892
                                                                    ------------
                                                                       9,713,286
                                                                    ------------
            INDUSTRIALS--2.8%
   47,579   Canadian National Railway Co.                              2,266,664
   94,208   Volvo AB ADR                                               5,875,753
                                                                    ------------
                                                                       8,142,417
                                                                    ------------
            INFORMATION TECHNOLOGY--6.8%
   35,928   CANON, Inc. ADR                                            1,918,196
   21,511   Dassault Systemes SA ADR                                   1,170,844
  983,762   Nam Tai Electronics, Inc.                                 15,336,849
   23,917   SAP AG ADR                                                 1,187,240
                                                                    ------------
                                                                      19,613,129
                                                                    ------------
            MATERIALS--3.0%
   88,652   Compania de Minas Buenaventura SA ADR                      2,291,654
   68,961   CRH PLC ADR                                                2,468,114
  268,250   Sappi Ltd. ADR                                             3,798,420
                                                                    ------------
                                                                       8,558,188
                                                                    ------------
            TELECOMMUNICATION SERVICES--4.3%
  798,836   Telstra Corp. Ltd. ADR                                    12,342,016
                                                                    ------------
            UTILITIES--9.8%
   58,988   Consolidated Water Co., Inc.                               1,654,024
   93,934   E.ON AG ADR                                                3,769,571
  217,712   Endesa SA ADR                                              9,546,671
  225,436   Huaneng Power International, Inc. ADR                      7,105,743
   96,149   National Grid PLC ADR                                      6,100,654
                                                                    ------------
                                                                      28,176,663
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $264,751,294)                                      283,608,091
                                                                    ------------
            Money Market Fund--0.4%
1,292,154   AIM Liquid Asset Portfolio Private Class*
            (Cost $1,292,154)                                          1,292,154
                                                                    ------------
            TOTAL INVESTMENTS
            (Cost $266,043,448)--98.7%                               284,900,245
            Other assets less liabilities--1.3%                        3,761,069
                                                                    ------------
            NET ASSETS--100.0%                                      $288,661,314
                                                                    ============

ADR American Depositary Receipt.

*    Affiliated investment.

SEE NOTES TO FINANCIAL STATEMENTS.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                       ------------   ----------
United Kingdom                                         $ 73,472,966      25.5%
Canada                                                   45,834,751      15.9
Australia                                                26,632,455       9.2
Netherlands                                              16,301,350       5.7
British Virgin Islands                                   15,336,849       5.3
Spain                                                    14,154,468       4.9
Ireland                                                  12,935,499       4.5
Chile                                                    12,819,942       4.4
South Africa                                              8,409,791       2.9
Cayman Islands                                            8,288,764       2.9
Germany                                                   7,868,317       2.7
China                                                     7,105,743       2.5
Italy                                                     6,901,231       2.4
Bermuda                                                   6,900,683       2.4
Sweden                                                    5,875,753       2.0
Norway                                                    4,328,356       1.5
Switzerland                                               2,431,933       0.8
Peru                                                      2,291,654       0.8
Japan                                                     1,918,196       0.7
Denmark                                                   1,505,654       0.5
United States                                             1,292,154       0.4
France                                                    1,170,844       0.4
Israel                                                    1,122,892       0.4
                                                       ------------     -----
Total investments                                       284,900,245      98.7
Other assets less liabilities                             3,761,069       1.3
                                                       ------------     -----
Net Assets                                             $288,661,314     100.0%
                                                       ============     =====

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2006 (UNAUDITED)

                                                                 POWERSHARES
                                                POWERSHARES   HIGH YIELD EQUITY        POWERSHARES             POWERSHARES
                                                  DIVIDEND         DIVIDEND         HIGH GROWTH RATE          INTERNATIONAL
                                               ACHIEVERS(TM)    ACHIEVERS(TM)    DIVIDEND ACHIEVERS(TM)  DIVIDEND ACHIEVERS(TM)
                                                 PORTFOLIO        PORTFOLIO             PORTFOLIO               PORTFOLIO
                                               -------------  -----------------  ----------------------  ----------------------
ASSETS:
   Unaffiliated investments at value            $49,984,446     $ 425,008,775          $36,598,606            $283,608,091
   Affiliated investments at value                   81,723           658,077               41,102               1,292,154
   Cash                                              75,342                --                   --                      --
   Receivables:
      Capital stock sold                          3,340,925         9,534,858            3,331,378              21,361,177
      Investments sold                              332,408        29,878,593              825,932              22,825,911
      Dividends                                      45,715           995,146               36,723                 456,662
      Due from Adviser                               11,381                --               11,440                      --
   Other assets                                         308             6,377                  356                   2,116
                                                -----------     -------------          -----------            ------------
      Total Assets                               53,872,248       466,081,826           40,845,537             329,546,111
                                                -----------     -------------          -----------            ------------
LIABILITIES:
   Due to custodian                                      --         1,943,259               30,599                 529,516
   Payables:
      Investments purchased                       2,034,005        26,762,158            2,482,345              22,361,443
      Capital stock purchased                     1,670,462        12,711,718            1,664,464              17,818,600
      Due to adviser                                     --             7,937                   --                   3,040
   Accrued advisory fees                             14,654           146,175               11,499                  91,031
   Accrued expenses                                  39,253           209,403               38,427                  81,167
                                                -----------     -------------          -----------            ------------
      TOTAL LIABILITIES                           3,758,374        41,780,650            4,227,334              40,884,797
                                                -----------     -------------          -----------            ------------
NET ASSETS                                      $50,113,874     $ 424,301,176          $36,618,203            $288,661,314
                                                ===========     =============          ===========            ============
NET ASSETS CONSIST OF:
   Paid-in capital                              $46,084,636     $ 414,777,957          $33,844,523            $264,216,540
   Undistributed net investment income               88,815           426,582               60,370               1,889,727
   Accumulated net realized gain (loss) on
      investments                                    48,647        (4,311,748)             110,651               3,698,250
   Net unrealized appreciation on investments     3,891,776        13,408,385            2,602,659              18,856,797
                                                -----------     -------------          -----------            ------------
NET ASSETS                                      $50,113,874     $ 424,301,176          $36,618,203            $288,661,314
                                                ===========     =============          ===========            ============
   Shares outstanding (unlimited amount
      authorized, $0.01 par value)                3,000,000        26,700,000            2,200,000              16,200,000
   Net asset value                              $     16.70     $       15.89          $     16.64            $      17.82
                                                ===========     =============          ===========            ============
   Unaffiliated investments at cost             $46,092,670     $ 411,600,390          $33,995,947            $264,751,294
                                                ===========     =============          ===========            ============
   Affiliated investment at cost                $    81,723     $     658,077          $    41,102            $  1,292,154
                                                ===========     =============          ===========            ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED OCTOBER 31, 2006 (UNAUDITED)

                                                                           POWERSHARES        POWERSHARES
                                                          POWERSHARES   HIGH YIELD EQUITY  HIGH GROWTH RATE        POWERSHARES
                                                           DIVIDEND         DIVIDEND           DIVIDEND           INTERNATIONAL
                                                         ACHIEVERS(TM)    ACHIEVERS(TM)      ACHIEVERS(TM)   DIVIDEND ACHIEVERS(TM)
                                                           PORTFOLIO        PORTFOLIO          PORTFOLIO            PORTFOLIO
                                                         -------------  -----------------  ----------------  ----------------------
INVESTMENT INCOME:
   Unaffiliated dividend income                           $  387,594       $ 9,004,026        $  298,313           $ 4,603,152
   Affiliated dividend income                                    124            16,085                66                 1,938
   Foreign withholding taxes                                     (59)               --              (263)             (447,757)
                                                          ----------       -----------        ----------           -----------
      TOTAL INCOME                                           387,659         9,020,111           298,116             4,157,333
                                                          ----------       -----------        ----------           -----------
EXPENSES:
   Advisory fees                                              65,341           874,002            59,168               440,201
   Administration fees                                        30,246            32,776            30,246                30,246
   Accounting                                                 27,725            27,725            27,725                27,725
   Licensing                                                  16,336           218,501            14,792               110,050
   Audit                                                       9,075             9,075             9,075                 9,075
   Custodian and transfer agent fees                           7,058            13,698             3,630                 8,528
   Listing fee and expenses                                    5,069             5,575             5,073                 5,237
   Printing                                                    2,447            47,778             2,839                17,520
   Offering costs                                              1,877                --             3,474                 8,591
   Registration & filings                                      1,415             5,495             1,603                 9,616
   Trustees                                                      742             8,486               598                 4,669
   Legal                                                         471             9,187               546                 3,369
   Other expenses                                              6,135            11,451             5,172                 6,785
                                                          ----------       -----------        ----------           -----------
      TOTAL EXPENSES                                         173,937         1,263,749           163,941               681,612
   Less fees waived/reimbursed:
      Advisory                                               (65,341)           47,563           (59,168)               12,412
      Other fees assumed by Adviser                           (8,400)               --           (12,240)                   --
                                                          ----------       -----------        ----------           -----------
      NET EXPENSES                                           100,196         1,311,312            92,533               669,200
                                                          ----------       -----------        ----------           -----------
      NET INVESTMENT INCOME                                  287,463         7,708,799           205,583             3,488,133
                                                          ----------       -----------        ----------           -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                             22,649        (4,732,257)             (476)             (574,263)
      In-kind redemptions                                     69,181         7,387,054           174,963             4,668,318
                                                          ----------       -----------        ----------           -----------
   Net realized gain                                          91,830         2,654,797           174,487             4,094,055
   Net change in unrealized appreciation/depreciation
      on investments                                       2,681,950        20,792,485         1,137,806            10,370,984
                                                          ----------       -----------        ----------           -----------
   Net realized and unrealized gain on investments         2,773,780        23,447,282         1,312,293            14,465,039
                                                          ----------       -----------        ----------           -----------
   Net increase in net assets resulting from operations   $3,061,243       $31,156,081        $1,517,876           $17,953,172
                                                          ==========       ===========        ==========           ===========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                            POWERSHARES
                                                                       POWERSHARES                       HIGH YIELD EQUITY
                                                                        DIVIDEND                             DIVIDEND
                                                                      ACHIEVERS(TM)                        ACHIEVERS(TM)
                                                                        PORTFOLIO                            PORTFOLIO
                                                         -------------------------------------  --------------------------------
                                                                             FOR THE PERIOD
                                                         SIX MONTHS ENDED  SEPTEMBER 15, 2005*  SIX MONTHS ENDED   FOR THE YEAR
                                                         OCTOBER 31, 2006        THROUGH        OCTOBER 31, 2006       ENDED
                                                            (UNAUDITED)      APRIL 30, 2006        (UNAUDITED)    APRIL 30, 2006
                                                         ----------------  -------------------  ----------------  --------------
OPERATIONS:
   Net investment income                                   $   287,463          $   290,043       $  7,708,799     $  15,812,670
   Net realized gain on investments                             91,830              187,718          2,654,797        11,949,376
   Net change in unrealized appreciation/depreciation
      on investments                                         2,681,950            1,209,826         20,792,485           955,503
                                                           -----------          -----------       ------------     -------------
      Net increase in net assets resulting
         from operations                                     3,061,243            1,687,587         31,156,081        28,717,549
                                                           -----------          -----------       ------------     -------------
   Undistributed net investment income (loss) included
      in price of units issued and redeemed                     30,756                 (770)          (100,886)          522,910
                                                           -----------          -----------       ------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (246,074)            (272,220)        (8,768,609)      (14,376,272)
                                                           -----------          -----------       ------------     -------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                27,085,990           28,151,565         30,918,639       315,767,012
   Value of shares repurchased                              (3,236,487)          (6,117,730)       (88,694,447)     (184,663,966)
   Net income equalization                                     (30,756)                 770            100,886          (522,910)
                                                           -----------          -----------       ------------     -------------
   Net increase (decrease) in net assets resulting
      from share transactions                               23,818,747           22,034,605        (57,674,922)      130,580,136
                                                           -----------          -----------       ------------     -------------
      INCREASE (DECREASE) IN NET ASSETS                     26,664,672           23,449,202        (35,388,336)      145,444,323
NET ASSETS:
   Beginning of period                                      23,449,202                   --        459,689,512       314,245,189
                                                           -----------          -----------       ------------     -------------
   End of period                                           $50,113,874          $23,449,202       $424,301,176     $ 459,689,512
                                                           ===========          ===========       ============     =============
   Undistributed net investment income                     $    88,815          $    16,670       $    426,582     $   1,587,278
                                                           ===========          ===========       ============     =============
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                               1,700,000            1,900,000          2,000,000        20,900,000
   Shares repurchased                                         (200,000)            (400,000)        (5,800,000)      (12,200,000)
   Shares outstanding, beginning of period                   1,500,000                   --         30,500,000        21,800,000
                                                           -----------          -----------       ------------     -------------
   Shares outstanding, end of period                         3,000,000            1,500,000         26,700,000        30,500,000
                                                           ===========          ===========       ============     =============

*    Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                      POWERSHARES                            POWERSHARES
                                                                   HIGH GROWTH RATE                         INTERNATIONAL
                                                                DIVIDEND ACHIEVERS(TM)                 DIVIDEND ACHIEVERS(TM)
                                                                       PORTFOLIO                              PORTFOLIO
                                                        -------------------------------------  -------------------------------------
                                                                            FOR THE PERIOD                         FOR THE PERIOD
                                                        SIX MONTHS ENDED  SEPTEMBER 15, 2005*  SIX MONTHS ENDED  SEPTEMBER 15, 2005*
                                                        OCTOBER 31, 2006        THROUGH        OCTOBER 31, 2006        THROUGH
                                                           (UNAUDITED)      APRIL 30, 2006        (UNAUDITED)      APRIL 30, 2006
                                                        ----------------  -------------------  ----------------  -------------------
OPERATIONS:
   Net investment income                                   $   205,583        $    275,802       $  3,488,133       $  1,849,152
   Net realized gain on investments                            174,487             894,796          4,094,055          5,624,937
   Net change in unrealized appreciation/depreciation
      on investments                                         1,137,806           1,464,853         10,370,984          8,485,813
                                                           -----------        ------------       ------------       ------------
      Net increase in net assets resulting
         from operations                                     1,517,876           2,635,451         17,953,172         15,959,902
                                                           -----------        ------------       ------------       ------------
   Undistributed net investment income (loss) included
      in price of units issued and redeemed                      5,215               4,850          1,187,248           (246,561)
                                                           -----------        ------------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (168,288)           (257,942)        (3,257,911)        (1,377,038)
                                                           -----------        ------------       ------------       ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                12,912,163          37,416,728        132,503,533        211,304,049
   Value of shares repurchased                              (4,870,922)        (12,566,863)       (29,380,110)       (55,044,283)
   Net income equalization                                      (5,215)             (4,850)        (1,187,248)           246,561
                                                           -----------        ------------       ------------       ------------
   Net increase (decrease) in net assets resulting
      from share transactions                                8,036,026          24,845,015        101,936,175        156,506,327
                                                           -----------        ------------       ------------       ------------
      INCREASE (DECREASE) IN NET ASSETS                      9,390,829          27,227,374        117,818,684        170,842,630
NET ASSETS:
   Beginning of period                                      27,227,374                  --        170,842,630                 --
                                                           -----------        ------------       ------------       ------------
   End of period                                           $36,618,203        $ 27,227,374       $288,661,314       $170,842,630
                                                           ===========        ============       ============       ============
   Undistributed net investment income                     $    60,370        $     17,860       $  1,889,727       $    472,257
                                                           ===========        ============       ============       ============
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                 800,000           2,500,000          7,800,000         13,500,000
   Shares repurchased                                         (300,000)           (800,000)        (1,700,000)        (3,400,000)
   Shares outstanding, beginning of period                   1,700,000                  --         10,100,000                 --
                                                           -----------        ------------       ------------       ------------
   Shares outstanding, end of period                         2,200,000           1,700,000         16,200,000         10,100,000
                                                           ===========        ============       ============       ============

FINANCIAL HIGHLIGHTS

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO

                                                                                                               FOR THE PERIOD
                                                                                          SIX MONTHS ENDED   SEPTEMBER 15, 2005*
                                                                                          OCTOBER 31, 2006         THROUGH
                                                                                             (UNAUDITED)       APRIL 30, 2006
                                                                                          ----------------   -------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                     $ 15.63             $ 14.84
                                                                                              -------             -------
   Net investment income**                                                                       0.14                0.17
   Net realized and unrealized gain on investments                                               1.04                0.78
                                                                                              -------             -------
      Total from operations                                                                      1.18                0.95
                                                                                              -------             -------
   Undistributed net investment income included in price of units issued and redeemed**          0.02                  --(a)
                                                                                              -------             -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                        (0.13)              (0.16)
                                                                                              -------             -------
   Net asset value at end of period                                                           $ 16.70             $ 15.63
                                                                                              -------             -------
TOTAL RETURN:***                                                                                 7.72%               6.45%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                $50,114             $23,449
   Ratio to average net assets of:
      Expenses, net of waivers                                                                   0.61%+              0.67%+
      Expenses, prior to waivers                                                                 1.06%+              1.02%+
      Net investment income, net of waivers                                                      1.76%+              1.81%+
   Portfolio turnover rate ++                                                                       1%                  8%

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO

                                                                                                                FOR THE PERIOD
                                                                           SIX MONTHS ENDED    FOR THE YEAR    DECEMBER 9, 2004*
                                                                           OCTOBER 31, 2006        ENDED            THROUGH
                                                                              (UNAUDITED)     APRIL 30, 2006    APRIL 30, 2005
                                                                           ----------------   --------------   -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                      $  15.07          $  14.41          $  14.79
                                                                               --------          --------          --------
   Net investment income**                                                         0.27              0.53              0.18
   Net realized and unrealized gain (loss) on investments                          0.86              0.59             (0.39)
                                                                               --------          --------          --------
      Total from operations                                                        1.13              1.12             (0.21)
                                                                               --------          --------          --------
   Undistributed net investment income included in price of units issued
      and redeemed**                                                                 --(a)           0.02                --
                                                                               --------          --------          --------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                          (0.31)            (0.48)            (0.17)
                                                                               --------          --------          --------
   Net asset value at end of period                                            $  15.89          $  15.07          $  14.41
                                                                               --------          --------          --------
TOTAL RETURN***                                                                    7.59%             7.92%            (1.44)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                 $424,301          $459,690          $314,245
   Ratio to average net assets of:
      Expenses, net of waivers/reimbursements                                      0.60%+            0.61%             0.60%+
      Expenses, prior to waivers/reimbursements                                    0.58%+            0.65%             0.66%+
      Net investment income, net of waivers/reimbursements                         3.53%+            3.49%             3.57%+
   Portfolio turnover rate ++                                                         7%                9%               21%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO

                                                                                                               FOR THE PERIOD
                                                                                          SIX MONTHS ENDED   SEPTEMBER 15, 2005*
                                                                                          OCTOBER 31, 2006         THROUGH
                                                                                             (UNAUDITED)       APRIL 30, 2006
                                                                                          ----------------   -------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                     $ 16.02            $ 14.78
                                                                                              -------            -------
   Net investment income**                                                                       0.11               0.15
   Net realized and unrealized gain on investments                                               0.60               1.24
                                                                                              -------            -------
      Total from operations                                                                      0.71               1.39
                                                                                              -------            -------
   Undistributed net investment income included in price of units issued and redeemed**            --(a)              --(a)
                                                                                              -------            -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                        (0.09)             (0.15)
                                                                                              -------            -------
   Net asset value at end of period                                                           $ 16.64            $ 16.02
                                                                                              -------            -------
TOTAL RETURN:***                                                                                 4.50%              9.39%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                $36,618            $27,227
   Ratio to average net assets of:
      Expenses, net of waivers                                                                   0.63%+             0.66%+
      Expenses, prior to waivers                                                                 1.11%+             1.00%+
      Net investment income, net of waivers                                                      1.39%+             1.59%+
   Portfolio turnover rate ++                                                                       4%                20%

POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO

                                                                                                               FOR THE PERIOD
                                                                                          SIX MONTHS ENDED   SEPTEMBER 15, 2005*
                                                                                          OCTOBER 31, 2006         THROUGH
                                                                                             (UNAUDITED)       APRIL 30, 2006
                                                                                          ----------------   -------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                    $  16.92            $  14.96
                                                                                             --------            --------
   Net investment income**                                                                       0.27                0.28
   Net realized and unrealized gain on investments                                               0.79                1.84
                                                                                             --------            --------
      Total from operations                                                                      1.06                2.12
                                                                                             --------            --------
   Undistributed net investment income included in price of units issued and redeemed**          0.09                0.04
                                                                                             --------            --------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                        (0.25)              (0.20)
                                                                                             --------            --------
   Net asset value at end of period                                                          $  17.82            $  16.92
                                                                                             --------            --------
TOTAL RETURN:***                                                                                 6.95%              14.50%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                               $288,661            $170,843
   Ratio to average net assets of:
      Expenses, net of waivers                                                                   0.61%+              0.62%+
      Expenses, prior to waivers                                                                 0.62%+              0.69%+
      Net investment income, net of waivers                                                      3.17%+              3.06%+
   Portfolio turnover rate ++                                                                       7%                  8%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES AEROSPACE & DEFENSE PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            Common Stocks--100.1%
            AEROSPACE/DEFENSE--50.0%
   16,585   Alliant Techsystems, Inc.*                             $  1,280,528
   10,591   Argon ST, Inc.*                                             250,159
   16,974   Armor Holdings, Inc.*                                       873,482
   96,896   Boeing Co.                                                7,738,115
   19,204   DRS Technologies, Inc.                                      849,201
    9,731   EDO Corp.                                                   232,668
   12,183   Esterline Technologies Corp.*                               459,299
   26,535   GenCorp, Inc.*                                              347,609
   81,862   General Dynamics Corp.                                    5,820,388
   59,627   Goodrich Corp.                                            2,628,954
    7,004   Herley Industries, Inc.*                                    103,379
   57,488   L-3 Communications Holdings, Inc.                         4,628,934
   86,015   Lockheed Martin Corp.                                     7,477,284
   19,973   Moog, Inc., Class A*                                        744,993
    7,538   MTC Technologies, Inc.*                                     170,660
   74,149   Northrop Grumman Corp.                                    4,922,752
   28,538   Orbital Sciences Corp.*                                     518,250
  105,351   Raytheon Co.                                              5,262,282
   81,953   Rockwell Collins, Inc.                                    4,759,830
   16,440   Teledyne Technologies, Inc.*                                685,877
    5,462   United Industrial Corp.                                     245,845
  120,339   United Technologies Corp.                                 7,908,679
                                                                   ------------
                                                                     57,909,168
                                                                   ------------
            AUTO MANUFACTURERS--1.4%
   35,204   Oshkosh Truck Corp.                                       1,591,573
                                                                   ------------
            COMMERCIAL SERVICES--0.2%
   27,253   DynCorp International, Inc., Class A*                       286,157
                                                                   ------------
            COMPUTERS--6.0%
   14,649   CACI International, Inc., Class A*                          842,903
   82,103   Computer Sciences Corp.*                                  4,339,143
   14,069   Intergraph Corp.*                                           614,675
   10,383   Mercury Computer Systems, Inc.*                             127,919
    6,157   SI International, Inc.*                                     204,166
   26,776   SRA International, Inc., Class A*                           858,171
                                                                   ------------
                                                                      6,986,977
                                                                   ------------
            ELECTRONICS--8.2%
    4,372   American Science & Engineering, Inc.*                       230,098
   45,105   Cogent, Inc.*                                               518,708
   12,777   Cubic Corp.                                                 267,167
   32,814   FLIR Systems, Inc.*                                       1,048,079
   98,810   Garmin Ltd. (Cayman Islands)                              5,277,441
   34,421   L-1 Identity Solutions, Inc.*                               492,565
    7,983   OSI Systems, Inc.*                                          165,248
   29,742   Taser International, Inc.*                                  276,898
   26,348   Trimble Navigation Ltd.*                                  1,217,805
                                                                   ------------
                                                                      9,494,009
                                                                   ------------
            ENGINEERING & CONSTRUCTION--0.9%
   24,824   URS Corp.*                                             $  1,003,138
                                                                   ------------
            MEDIA--12.7%
  256,099   DIRECTV Group (The), Inc.*                                5,705,885
  139,477   EchoStar Communications Corp., Class A*                   4,954,223
  671,798   Sirius Satellite Radio, Inc.*                             2,572,986
  128,227   XM Satellite Radio Holdings, Inc., Class A*               1,495,127
                                                                   ------------
                                                                     14,728,221
                                                                   ------------
            METAL FABRICATE/HARDWARE--4.0%
    6,788   Ladish Co., Inc.*                                           211,921
   64,772   Precision Castparts Corp.                                 4,408,383
                                                                   ------------
                                                                      4,620,304
                                                                   ------------
            MISCELLANEOUS MANUFACTURING--10.6%
   12,587   Ceradyne, Inc.*                                             519,214
  166,189   Honeywell International, Inc.                             6,999,880
   88,297   ITT Industries, Inc.                                      4,802,474
                                                                   ------------
                                                                     12,321,568
                                                                   ------------
            PACKAGING & CONTAINERS--1.8%
   49,823   Ball Corp.                                                2,072,139
                                                                   ------------
            SOFTWARE--0.5%
   16,047   Mantech International Corp.*                                546,561
                                                                   ------------
            TELECOMMUNICATIONS--3.8%
   76,333   Andrew Corp.*                                               706,844
    5,685   Applied Signal Technology, Inc.                              84,365
   10,383   Essex Corp.*                                                204,337
   64,002   Harris Corp.                                              2,726,486
    7,082   KVH Industries, Inc.*                                        77,335
   13,173   SafeNet, Inc.*                                              281,902
   13,662   ViaSat, Inc.*                                               370,787
                                                                   ------------
                                                                      4,452,056
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $107,998,054)--100.1%                             116,011,871
            Liabilities in excess of other assets--(0.1%)               (78,475)
                                                                   ------------
            NET ASSETS--100.0%                                     $115,933,396
                                                                   ============

*    Non-income producing security.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                       ------------   ----------
United States                                          $110,734,430      95.5%
Cayman Islands                                            5,277,441       4.6
                                                       ------------     -----
Total investments                                       116,011,871     100.1
Liabilities in excess of other assets                       (78,475)     (0.1)
                                                       ------------     -----
Net Assets                                             $115,933,396     100.0%
                                                       ============     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES CLEANTECH(TM) PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks--100.0%
            BIOTECHNOLOGY--1.6%
    7,392   Millipore Corp.*                                        $   477,006
                                                                    -----------
            CHEMICALS--4.8%
   24,360   Celanese Corp., Series A                                    502,059
    8,412   Minerals Technologies, Inc.                                 464,006
   18,552   Zoltek Cos., Inc.*                                          465,099
                                                                    -----------
                                                                      1,431,164
                                                                    -----------
            COMPUTERS--1.4%
   23,424   Maxwell Technologies, Inc.*                                 420,461
                                                                    -----------
            ELECTRICAL COMPONENTS & EQUIPMENT--19.7%
   20,976   American Power Conversion Corp.                             634,105
   47,580   American Superconductor Corp.*                              451,534
  354,206   Capstone Turbine Corp.*                                     559,645
  134,426   Distributed Energy Systems Corp.*                           497,376
   13,212   Energy Conversion Devices, Inc.*                            486,069
   74,630   GrafTech International Ltd.*                                451,511
   19,968   Greatbatch, Inc.*                                           449,080
   16,500   Intermagnetics General Corp.*                               451,275
   12,696   Littelfuse, Inc.*                                           429,887
   22,104   Medis Technologies Ltd.*                                    594,819
   66,120   Power-One, Inc.*                                            452,261
   38,280   Vicor Corp.                                                 455,532
                                                                    -----------
                                                                      5,913,094
                                                                    -----------
            ELECTRONICS--9.1%
   25,464   AVX Corp.                                                   401,313
    8,652   Dionex Corp.*                                               470,669
    8,100   Itron, Inc.*                                                440,964
   56,280   Kemet Corp.*                                                413,658
   13,848   Watts Water Technologies, Inc., Class A                     515,422
   13,380   Woodward Governor Co.                                       477,800
                                                                    -----------
                                                                      2,719,826
                                                                    -----------
            ENERGY-ALTERNATE SOURCES--19.3%
   82,044   Ballard Power Systems, Inc. (Canada)*                       580,051
   43,838   Evergreen Energy, Inc.*                                     563,318
   52,140   Evergreen Solar, Inc.*                                      453,618
   56,064   FuelCell Energy, Inc.*                                      371,144
   18,468   Headwaters, Inc.*                                           457,083
  335,560   Hydrogenics Corp. (Canada)*                                 473,140
   32,088   Pacific Ethanol, Inc.*                                      537,474
  115,920   Plug Power, Inc.*                                           462,521
   16,752   Sunpower Corp., Class A*                                    563,705
   18,132   Suntech Power Holdings Co. Ltd.,
               ADR (Cayman Islands)*                                    471,432
   93,960   Syntroleum Corp.*                                           370,202
   27,552   VeraSun Energy Corp.*                                       506,681
                                                                    -----------
                                                                      5,810,369
                                                                    -----------
            ENGINEERING & CONSTRUCTION--1.4%
   17,736   Insituform Technologies, Inc., Class A*                     414,490
                                                                    -----------
            ENVIRONMENTAL CONTROL--7.8%
  104,762   Calgon Carbon Corp.*                                    $   484,000
   10,488   Clean Harbors, Inc.*                                        448,782
   16,692   Metal Management, Inc.                                      458,696
   23,868   Nalco Holding Co.*                                          482,850
  110,196   Synagro Technologies, Inc.                                  476,047
                                                                    -----------
                                                                      2,350,375
                                                                    -----------
            MACHINERY-DIVERSIFIED--1.6%
   17,868   Kadant, Inc.*                                               487,796
                                                                    -----------
            METAL FABRICATE/HARDWARE--2.0%
   22,404   Commercial Metals Co.                                       596,170
                                                                    -----------
            MISCELLANEOUS MANUFACTURING--11.2%
   14,532   Clarcor, Inc.                                               473,453
   12,060   Donaldson Co., Inc.                                         452,853
    9,420   ESCO Technologies, Inc.*                                    409,016
   49,476   Flanders Corp.*                                             496,739
   31,272   Hexcel Corp.*                                               506,294
   14,460   Pall Corp.                                                  461,274
   17,076   Pentair, Inc.                                               562,483
                                                                    -----------
                                                                      3,362,112
                                                                    -----------
            OIL & GAS SERVICES--1.7%
   45,636   Input/Output, Inc.*                                         511,580
                                                                    -----------
            SEMICONDUCTORS--18.4%
   47,628   AMIS Holdings, Inc.*                                        456,753
   22,620   Cree, Inc.*                                                 497,414
   10,032   Diodes, Inc.*                                               441,809
   76,164   Emcore Corp.*                                               437,943
   12,384   International Rectifier Corp.*                              445,452
   50,544   IXYS Corp.*                                                 511,001
   11,640   MEMC Electronic Materials, Inc.*                            413,220
   22,740   Microsemi Corp.*                                            445,704
   71,988   O2Micro International Ltd., ADR
               (Cayman Island)*                                         465,042
   71,988   ON Semiconductor Corp.*                                     447,765
   34,596   Semtech Corp.*                                              450,786
   11,388   Supertex, Inc.*                                             505,741
                                                                    -----------
                                                                      5,518,630
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $30,058,862)--100.0%                               30,013,073
            Liabilities in excess of other assets--(0.0%)                (2,216)
                                                                    -----------
            NET ASSETS--100.0%                                      $30,010,857
                                                                    ===========

ADR American Depositary Receipt.

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                        -----------   ----------
United States                                           $28,023,408      93.4%
Canada                                                    1,053,191       3.5
Cayman Islands                                              936,474       3.1
                                                        -----------     -----
Total investments                                        30,013,073     100.0
Liabilities in excess of other assets                        (2,216)     (0.0)
                                                        -----------     -----
Net Assets                                              $30,010,857     100.0%
                                                        ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                           ------------
            Common Stocks--99.9%
            CONSUMER DISCRETIONARY--6.8%
  115,675   Brilliance China Automotive
               Holdings Ltd. ADR                                    $  1,798,746
   73,388   China Automotive Systems, Inc.*                              584,168
  100,674   Ctrip.com International Ltd. ADR                           4,933,026
   79,217   eLong, Inc. ADR*                                           1,171,619
  164,630   Focus Media Holding Ltd. ADR*                              8,707,282
                                                                    ------------
                                                                      17,194,841
                                                                    ------------
            CONSUMER STAPLES--0.4%
  161,575   New Dragon Asia Corp.*                                       245,594
  224,935   Tiens Biotech Group USA, Inc.*                               713,044
                                                                    ------------
                                                                         958,638
                                                                    ------------
            ENERGY--19.2%
  175,790   China Petroleum and Chemical Corp. ADR                    12,194,552
  131,811   CNOOC Ltd. ADR                                            11,048,398
  135,847   PetroChina Co. Ltd. ADR                                   14,996,151
  309,455   Yanzhou Coal Mining Co. Ltd. ADR                          10,270,811
                                                                    ------------
                                                                      48,509,912
                                                                    ------------
            FINANCIALS--4.6%
  138,956   China Life Insurance Co. Ltd. ADR                         11,745,951
                                                                    ------------
            HEALTH CARE--1.3%
   86,273   China Medical Technologies, Inc. ADR*                      2,191,333
   73,515   Origin Agritech Ltd.*                                        802,049
  109,641   Sinovac Biotech Ltd.*                                        351,948
                                                                    ------------
                                                                       3,345,330
                                                                    ------------
            INDUSTRIALS--11.3%
   86,525   51job, Inc. ADR*                                           1,153,378
  154,141   China Bak Battery, Inc.*                                   1,057,407
  153,469   China Eastern Airlines Corp. Ltd. ADR                      2,667,291
  275,859   China Southern Airlines Co. Ltd. ADR                       4,502,019
  111,438   China Yuchai International Ltd.*                             690,916
   47,058   Deswell Industries, Inc.                                     508,226
  273,423   Guangshen Railway Co. Ltd. ADR                             6,447,314
  442,273   Suntech Power Holdings Co. Ltd. ADR*                      11,499,099
                                                                    ------------
                                                                      28,525,650
                                                                    ------------
            INFORMATION TECHNOLOGY--22.3%
  271,183   Actions Semiconductor Co. Ltd.*                            2,248,107
  133,310   AsiaInfo Holdings, Inc.*                                     642,554
  105,467   Baidu.com ADR*                                             9,205,161
  352,084   CDC Corp., Class A*                                        2,263,900
   63,904   China Finance Online Co. Ltd. ADR*                           302,905
  138,364   China Techfaith Wireless Communication
               Technology Ltd. ADR*                                    1,015,592
  102,090   Comtech Group, Inc.*                                       1,723,279
   68,982   Hurray! Holding Co. Ltd. ADR*                                447,693
   72,340   INTAC International, Inc.*                                   540,380
  141,013   International DisplayWorks, Inc.*                            903,893
  109,142   KongZhong Corp. ADR*                                         891,690
  137,185   Nam Tai Electronics, Inc.                               $  2,138,714
  413,474   Netease.com, Inc. ADR*                                     6,822,321
  110,339   Ninetowns Digital World Trade
               Holdings Ltd. ADR*                                        497,629
   74,663   Qiao Xing Universal Telephone, Inc.*                       1,153,543
1,157,683   Semiconductor Manufacturing
               International Corp. ADR*                                6,668,254
  223,861   Shanda Interactive Entertainment
               Ltd. ADR*                                               3,306,427
  169,048   SINA Corp.*                                                4,346,224
  116,907   Sohu.com, Inc.*                                            2,670,156
   76,355   The9 Ltd. ADR*                                             1,802,742
  167,891   Tom Online, Inc. ADR*                                      2,305,143
  381,042   UTStarcom, Inc.*                                           4,103,822
  136,347   Webzen, Inc. ADR*                                            554,932
                                                                    ------------
                                                                      56,555,061
                                                                    ------------
            MATERIALS--8.5%
  678,104   Aluminum Corp. of China Ltd. ADR                          11,988,879
  224,244   Sinopec Shanghai
               Petrochemical Co. Ltd. ADR                              9,581,946
                                                                    ------------
                                                                      21,570,825
                                                                    ------------
            TELECOMMUNICATION SERVICES--20.6%
  414,297   China Mobile (Hong Kong) Ltd. ADR                         16,895,031
  304,883   China Netcom Group Corp.
               (Hong Kong) Ltd. ADR                                   10,957,495
  302,928   China Telecom Corp. Ltd. ADR                              11,444,620
1,117,069   China Unicom Ltd. ADR*                                    12,298,930
   81,109   Linktone Ltd. ADR*                                           464,755
                                                                    ------------
                                                                      52,060,831
                                                                    ------------
            UTILITIES--4.9%
  393,808   Huaneng Power International, Inc. ADR                     12,412,828
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $245,226,756)                                      252,879,867
                                                                    ------------
            Money Market Fund--0.1%
  292,445   AIM Liquid Asset Portfolio Private Class**
            (Cost $292,445)                                              292,445
                                                                    ------------
            TOTAL INVESTMENTS
            (Cost $245,519,201)--100.0%                              253,172,312
            Other assets less liabilities--0.0%                            1,394
                                                                    ------------
            NET ASSETS--100.0%                                      $253,173,706
                                                                    ============

ADR American Depositary Receipt.

*    Non-income producing security.

**   Affiliated investment.

SEE NOTES TO FINANCIAL STATEMENTS.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                       ------------   ----------
China                                                  $108,555,267      43.0%
Cayman Islands                                           71,941,375      28.4
Hong Kong                                                51,199,854      20.2
United States                                            13,476,742       5.3
British Virgin Islands                                    4,602,532       1.8
Bermuda                                                   2,489,662       1.0
South Korea                                                 554,932       0.2
Antigua                                                     351,948       0.1
                                                       ------------     -----
Total investments                                       253,172,312     100.0
Other assets less liabilities                                 1,394       0.0
                                                       ------------     -----
Net Assets                                             $253,173,706     100.0%
                                                       ============     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES LISTED PRIVATE EQUITY PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks--100.0%
            BANKS--8.3%
    8,810   Boston Private Financial Holdings, Inc.                  $   243,508
   40,880   SVB Financial Group*                                       1,881,298
                                                                     -----------
                                                                       2,124,806
                                                                     -----------
            BIOTECHNOLOGY--4.6%
   99,920   Millennium Pharmaceuticals, Inc.*                          1,169,064
                                                                     -----------
            COMMERCIAL SERVICES--6.2%
   32,670   Compass Diversified Trust                                    553,103
   34,650   Macquarie Infrastructure Co. Trust                         1,033,610
                                                                     -----------
                                                                       1,586,713
                                                                     -----------
            DIVERSIFIED FINANCIAL SERVICES--8.4%
    9,880   Affiliated Managers Group, Inc.*                             989,383
   22,210   CIT Group, Inc.                                            1,156,031
                                                                     -----------
                                                                       2,145,414
                                                                     -----------
            ELECTRIC--3.0%
   16,200   Pinnacle West Capital Corp.                                  774,522
                                                                     -----------
            HOLDING COMPANIES-DIVERSIFIED
            OPERATIONS--8.7%
   79,009   Leucadia National Corp.                                    2,083,467
   14,100   Services Acquisition Corp. International*                    147,345
                                                                     -----------
                                                                       2,230,812
                                                                     -----------
            INTERNET--9.9%
  694,760   CMGI, Inc.*                                                  972,664
   65,760   Internet Capital Group, Inc.*                                689,165
   29,890   Jupitermedia Corp.*                                          262,733
  246,569   Safeguard Scientifics, Inc.*                                 601,628
                                                                     -----------
                                                                       2,526,190
                                                                     -----------
            INVESTMENT COMPANIES--34.0%
   52,690   Allied Capital Corp.                                       1,661,316
   50,620   American Capital Strategies Ltd.                           2,184,758
   47,630   Apollo Investment Corp.                                    1,026,903
   35,500   Ares Capital Corp.                                           657,815
    3,150   Capital Southwest Corp.                                      377,528
   11,290   Gladstone Capital Corp.                                      267,347
   17,000   Gladstone Investment Corp.                                   249,050
   11,310   H&Q Healthcare Investors                                     191,365
    9,390   H&Q Life Sciences Investors                                  128,174
   14,610   Harris & Harris Group, Inc.*                                 204,102
   14,900   Hercules Technology Growth Capital, Inc.                     206,663
   38,240   MCG Capital Corp.                                            685,261
   14,060   MVC Capital, Inc.                                            183,905
   12,570   NGP Capital Resources Co.                                    194,835
    8,000   Prospect Energy Corp.                                        135,760
   16,710   Technology Investment Capital Corp.                          254,159
    9,290   UTEK Corp.                                                   131,918
                                                                     -----------
                                                                       8,740,859
                                                                     -----------
            REITS--13.3%
   65,080   CapitalSource, Inc.                                      $ 1,805,319
   59,830   KKR Financial Corp.                                        1,605,239
                                                                     -----------
                                                                       3,410,558
                                                                     -----------
            RETAIL--3.6%
   55,170   Triarc Cos., Inc., Class B                                   926,304
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $25,054,307)--100.0%                                25,635,242
            Other assets less liabilities--0.0%                            5,289
                                                                     -----------
            NET ASSETS--100.0%                                       $25,640,531
                                                                     ===========

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES LUX NANOTECH PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                          ------------
            Common Stocks--100.2%
            AUTO MANUFACTURERS--2.7%
   32,441   Toyota Motor Corp. ADR (Japan)                         $  3,828,038
                                                                   ------------

            CHEMICALS--12.8%
   51,408   Air Products & Chemicals, Inc.                            3,581,595
   43,605   BASF AG ADR (Germany)                                     3,836,368
   81,234   E.I. du Pont de Nemours & Co.                             3,720,517
  267,511   Symyx Technologies*                                       6,567,396
                                                                   ------------
                                                                     17,705,876
                                                                   ------------
            COMMERCIAL SERVICES--9.0%
1,648,991   Altair Nanotechnologies, Inc. (Canada)*                   5,639,549
1,299,849   Arrowhead Research Corp.*                                 6,811,209
                                                                   ------------
                                                                     12,450,758
                                                                   ------------
            COMPUTERS--12.4%
1,275,902   Cambridge Display Technology, Inc.*                       9,454,433
   98,324   Hewlett-Packard Co.                                       3,809,072
   42,547   International Business Machines Corp.                     3,928,365
                                                                   ------------
                                                                     17,191,870
                                                                   ------------
            ELECTRONICS--10.4%
  278,488   FEI Co.*                                                  6,366,236
  181,497   NVE Corp.*                                                8,067,541
                                                                   ------------
                                                                     14,433,777
                                                                   ------------
            ENERGY-ALTERNATE SOURCES--4.3%
  241,372   Headwaters, Inc.*                                         5,973,957
                                                                   ------------
            HEALTHCARE-PRODUCTS--4.1%
1,311,985   Immunicon Corp.*                                          5,641,536
                                                                   ------------
            INVESTMENT COMPANIES--4.7%
  463,087   Harris & Harris Group, Inc.*                              6,469,325
                                                                   ------------
            MISCELLANEOUS MANUFACTURING--10.1%
   46,958   3M Co.                                                    3,702,169
   99,042   General Electric Co.                                      3,477,365
  948,551   Nanophase Technologies Corp.*                             6,820,081
                                                                   ------------
                                                                     13,999,615
                                                                   ------------
            PHARMACEUTICALS--23.2%
  237,054   Abraxis BioScience, Inc.*                                 6,258,226
1,051,185   Accelrys, Inc.*                                           6,622,466
  375,744   Elan Corp. PLC ADR (Ireland)*                             5,440,773
  339,043   Flamel Technologies ADR (France)*                         8,415,047
  867,744   NUCRYST Pharmaceuticals Corp. (Canada)*                   5,510,174
                                                                   ------------
                                                                     32,246,686
                                                                   ------------
            SEMICONDUCTORS--6.5%
  175,859   Intel Corp.                                            $  3,752,831
  283,222   Veeco Instruments, Inc.*                                  5,293,419
                                                                   ------------
                                                                      9,046,250
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $134,327,585)--100.2%                             138,987,688
            Liabilities in excess of other assets--(0.2%)              (325,709)
                                                                   ------------
            NET ASSETS--100.0%                                     $138,661,979
                                                                   ============

ADR  American Depositary Receipt.

*    Non-income producing security.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                       ------------   ----------
United States                                          $106,317,739      76.7%
Canada                                                   11,149,723       8.0
France                                                    8,415,047       6.1
Ireland                                                   5,440,773       3.9
Germany                                                   3,836,368       2.8
Japan                                                     3,828,038       2.7
                                                       ------------     -----
Total investments                                       138,987,688     100.2
Liabilities in excess of other assets                      (325,709)     (0.2)
                                                       ------------     -----
Net Assets                                             $138,661,979     100.0%
                                                       ============     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES VALUE LINE TIMELINESS(TM) SELECT PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

 NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            Common Stocks--100.0%
            CONSUMER DISCRETIONARY--26.1%
   94,833   American Eagle Outfitters, Inc.                        $  4,343,351
   86,340   AnnTaylor Stores Corp.*                                   3,800,687
  132,307   Christopher & Banks Corp.                                 3,570,966
  107,263   Dillard's, Inc., Class A                                  3,236,125
  183,509   DIRECTV Group (The), Inc.*                                4,088,581
   74,945   Garmin Ltd. (Cayman Islands)                              4,002,812
  200,527   Kimball International, Inc., Class B                      4,983,096
   55,703   Kohl's Corp.*                                             3,932,632
  173,567   News Corp., Class B                                       3,773,347
  123,046   Sotheby's                                                 4,675,748
  220,591   Tempur-Pedic International, Inc.*                         4,354,466
  115,590   Walt Disney (The) Co.                                     3,636,461
                                                                   ------------
                                                                     48,398,272
                                                                   ------------
            CONSUMER STAPLES--3.6%
  115,751   Hansen Natural Corp.*                                     3,675,094
   69,281   Walgreen Co.                                              3,026,194
                                                                   ------------
                                                                      6,701,288
                                                                   ------------
            ENERGY--10.3%
   88,709   CONSOL Energy, Inc.                                       3,139,412
   45,276   Core Laboratories N.V. (Netherlands)*                     3,300,167
  194,660   Global Industries Ltd.*                                   3,231,356
  127,629   Norsk Hydro ASA ADR (Norway)                              2,954,611
  126,863   TETRA Technologies, Inc.*                                 3,285,752
   76,358   Weatherford International Ltd. (Bermuda)*                 3,136,787
                                                                   ------------
                                                                     19,048,085
                                                                   ------------
            FINANCIALS--7.8%
   25,356   Bear Stearns (The) Cos., Inc.                             3,837,630
  100,319   CNA Financial Corp.*                                      3,756,947
   66,503   Hancock Holding Co.                                       3,411,604
  117,347   Synovus Financial Corp.                                   3,447,655
                                                                   ------------
                                                                     14,453,836
                                                                   ------------
            HEALTH CARE--7.8%
  293,170   Emdeon Corp.*                                             3,415,431
  105,172   Illumina, Inc.*                                           4,623,361
  117,512   LifeCell Corp.*                                           2,753,306
   70,320   Stryker Corp.                                             3,677,033
                                                                   ------------
                                                                     14,469,131
                                                                   ------------
            INDUSTRIALS--20.0%
   99,558   Belden CDT, Inc.                                          3,604,000
   72,482   C.H. Robinson Worldwide, Inc.                             3,025,399
   71,184   Dover Corp.                                               3,381,240
   87,907   Honeywell International, Inc.                             3,702,643
  136,069   Kadant, Inc.*                                             3,714,684
  116,380   Kirby Corp.*                                              4,076,791
  532,119   Midwest Air Group, Inc.*                                  4,618,792
  192,892   Quanta Services, Inc.*                                    3,529,924
   82,343   Terex Corp.*                                              4,262,073
   80,714   Volt Information Sciences, Inc.*                       $  3,188,203
                                                                   ------------
                                                                     37,103,749
                                                                   ------------
            INFORMATION TECHNOLOGY--15.6%
   87,184   Akamai Technologies, Inc.*                                4,085,442
  130,772   BMC Software, Inc.*                                       3,963,699
   47,681   Cognizant Technology  Solutions Corp., Class A*           3,589,426
  118,251   CommScope, Inc.*                                          3,773,389
  427,030   KEMET Corp.*                                              3,138,671
   93,574   Molex, Inc.                                               3,265,733
  218,462   Oracle Corp.*                                             4,034,993
   69,385   Trimble Navigation Ltd.*                                  3,206,975
                                                                   ------------
                                                                     29,058,328
                                                                   ------------
            MATERIALS--6.8%
   58,745   Allegheny Technologies, Inc.                              4,624,993
   35,937   Carpenter Technology Corp.                                3,844,900
  229,699   Hercules, Inc.*                                           4,180,522
                                                                   ------------
                                                                     12,650,415
                                                                   ------------
            TELECOMMUNICATION SERVICES--2.0%
  109,616   AT&T, Inc.                                                3,754,348
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $174,408,705)--100.0%                             185,637,452
            Liabilities in excess of other assets--(0.0)%               (29,490)
                                                                   ------------
            NET ASSETS--100.0%                                     $185,607,962
                                                                   ============

ADR American Depositary Receipt.

*    Non-income producing security.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                       ------------   ----------
United States                                          $172,243,075      92.8%
Cayman Islands                                            4,002,812       2.1
Netherlands                                               3,300,167       1.8
Bermuda                                                   3,136,787       1.7
Norway                                                    2,954,611       1.6
                                                       ------------     -----
Total investments                                       185,637,452     100.0
Liabilities in excess of other assets                       (29,490)     (0.0)
                                                       ------------     -----
Net Assets                                             $185,607,962     100.0%
                                                       ============     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES WATER RESOURCES PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

 NUMBER
OF SHARES                                                             VALUE
---------                                                        --------------
            Common Stocks--99.6%
            BIOTECHNOLOGY--3.5%
  646,109   Millipore Corp.*                                     $   41,693,414
                                                                 --------------
            CHEMICALS--1.5%
  293,154   Ashland, Inc.                                            17,325,401
                                                                 --------------
            ELECTRIC--1.3%
  358,428   Suez SA ADR (France)                                     16,064,743
                                                                 --------------
            ELECTRICAL COMPONENTS & EQUIPMENT--1.4%
  195,900   Emerson Electric Co.                                     16,533,960
                                                                 --------------
ELECTRONICS--7.9%
1,211,584   Badger Meter, Inc.                                       30,568,264
  289,848   Itron, Inc.*                                             15,779,325
1,307,515   Watts Water Technologies, Inc., Class A                  48,665,709
                                                                 --------------
                                                                     95,013,298
                                                                 --------------
            ENGINEERING & CONSTRUCTION--9.1%
1,675,457   Insituform Technologies, Inc., Class A*                  39,155,430
1,386,475   Layne Christensen Co.*                                   40,859,418
  716,315   URS Corp.*                                               28,946,289
                                                                 --------------
                                                                    108,961,137
                                                                 --------------
            ENVIRONMENTAL CONTROL--10.1%
3,946,666   Calgon Carbon Corp.*                                     18,233,597
2,087,268   Nalco Holding Co.*                                       42,225,432
7,017,416   Synagro Technologies, Inc.                               30,315,237
1,652,377   Tetra Tech, Inc.*                                        30,040,214
                                                                 --------------
                                                                    120,814,480
                                                                 --------------
            HAND/MACHINE TOOLS--3.7%
  810,344   Franklin Electric Co., Inc.                              43,709,955
                                                                 --------------
            HEALTHCARE-PRODUCTS--3.1%
  442,305   IDEXX Laboratories, Inc.*                                36,804,199
                                                                 --------------
            MACHINERY-DIVERSIFIED--5.4%
  320,063   Flowserve Corp.*                                         16,963,339
  372,809   IDEX Corp.                                               17,484,742
  926,307   Lindsay Manufacturing Co.                                30,466,237
                                                                 --------------
                                                                     64,914,318
                                                                 --------------
            METAL FABRICATE/HARDWARE--6.3%
2,947,854   Mueller Water Products, Inc. ADR*                        47,077,228
  517,225   Valmont Industries, Inc.                                 28,861,155
                                                                 --------------
                                                                     75,938,383
                                                                 --------------
            MISCELLANEOUS MANUFACTURING--21.7%
  213,610   3M Co.                                                   16,841,012
  231,516   Ameron International Corp.                               16,958,547
  606,268   Danaher Corp.                                            43,511,854
  450,559   General Electric Co.                                 $   15,819,126
  782,039   ITT Industries, Inc.                                     42,535,101
1,264,805   Pall Corp.                                               40,347,280
1,493,760   Pentair, Inc.                                            49,204,455
  362,323   Roper Industries, Inc.                                   17,337,156
  183,512   Siemens AG ADR (Germany)                                 16,481,213
                                                                 --------------
                                                                    259,035,744
                                                                 --------------
            WATER--24.6%
1,017,303   American States Water Co.                                42,726,726
1,754,410   Aqua America, Inc.                                       42,544,443
  996,738   California Water Service Group                           38,773,108
1,346,196   Companhia de Saneamento Basico do
               Estado de Sao Paulo ADR (Brazil)                      40,695,505
1,153,641   Consolidated Water Co., Ltd.
               (Cayman Islands)                                      32,348,094
2,256,923   Southwest Water Co.                                      28,459,799
1,454,597   United Utilities PLC ADR  (United Kingdom)               39,565,038
  477,139   Veolia Environnement ADR (France)                        29,200,907
                                                                 --------------
                                                                    294,313,620
                                                                 --------------
            TOTAL COMMON STOCKS
            (Cost $1,152,664,192)                                 1,191,122,652
                                                                 --------------
            Money Market Fund--0.3%
3,447,548   AIM Liquid Asset Portfolio Private Class**
            (Cost $3,447,548)                                         3,447,548
                                                                 --------------
            TOTAL INVESTMENTS
            (Cost $1,156,111,740)--99.9%                          1,194,570,200
            Other assets less liabilities--0.1%                       1,778,032
                                                                 --------------
            NET ASSETS--100.0%                                   $1,196,348,232
                                                                 ==============

ADR American Depositary Receipt.

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                          VALUE       NET ASSETS
                                                     --------------   ----------
United States                                        $1,020,214,700      85.3%
France                                                   45,265,650       3.8
Brazil                                                   40,695,505       3.4
United Kingdom                                           39,565,038       3.3
Cayman Islands                                           32,348,094       2.7
Germany                                                  16,481,213       1.4
                                                     --------------     -----
Total investments                                     1,194,570,200      99.9
Other assets less liabilities                             1,778,032       0.1
                                                     --------------     -----
Net Assets                                           $1,196,348,232     100.0%
                                                     ==============     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
              Common Stocks--100.2%
              AGRICULTURE--2.0%
    366,970   Andersons (The), Inc.                                $ 13,192,572
                                                                   ------------
              AUTO PARTS&EQUIPMENT--0.5%
    240,197   Fuel Systems Solutions, Inc.*                           3,151,385
                                                                   ------------
              BIOTECHNOLOGY--1.9%
  1,312,136   Diversa Corp.*                                         12,215,986
                                                                   ------------
              CHEMICALS--11.5%
    178,829   Air Products & Chemicals, Inc.                         12,459,016
    536,619   OM Group, Inc.*                                        30,587,283
    203,667   Praxair, Inc.                                          12,270,937
    826,301   Zoltek Cos., Inc.*                                     20,715,366
                                                                   ------------
                                                                     76,032,602
                                                                   ------------
              COMPUTERS--5.9%
  2,148,877   Echelon Corp.*                                         18,115,033
  1,177,186   Maxwell Technologies, Inc.*                            21,130,489
                                                                   ------------
                                                                     39,245,522
                                                                   ------------
              ELECTRIC--9.3%
    318,116   IDACORP, Inc.                                          12,543,314
    606,490   Ormat Technologies, Inc.                               23,289,216
    539,685   Puget Energy, Inc.                                     12,887,678
    253,404   Scottish Power PLC ADR
                 (United Kingdom)                                    12,616,985
                                                                   ------------
                                                                     61,337,193
                                                                   ------------
              ELECTRICAL COMPONENTS & EQUIPMENT--19.3%
  1,501,521   Active Power, Inc.*                                     3,708,757
    820,742   American Power Conversion Corp.                        24,811,031
  1,862,249   American Superconductor Corp.*                         17,672,743
  2,423,864   Capstone Turbine Corp.*                                 3,829,705
  1,029,291   Color Kinetics, Inc.*                                  20,194,689
    918,305   Distributed Energy Systems Corp.*                       3,397,729
    663,660   Energy Conversion Devices, Inc.*                       24,416,051
    946,452   Medis Technologies Ltd.*                               25,469,023
    339,048   Ultralife Batteries, Inc.*                              4,065,186
                                                                   ------------
                                                                    127,564,914
                                                                   ------------
              ELECTRONICS--6.3%
    317,151   Itron, Inc.*                                           17,265,700
    231,946   KYOCERA Corp. ADR (Japan)                              20,831,071
  1,221,106   UQM Technologies, Inc.*                                 3,455,730
                                                                   ------------
                                                                     41,552,501
                                                                   ------------
              ENERGY-ALTERNATE SOURCES--26.2%
  3,512,940   Ballard Power Systems, Inc. (Canada)*                  24,836,485
  2,321,920   Evergreen Solar, Inc.*                                 20,200,704
  2,372,701   FuelCell Energy, Inc.*                                 15,707,281
  2,295,954   Hydrogenics Corp. (Canada)*                          $  3,237,295
    550,551   MGP Ingredients, Inc.                                  12,359,870
    879,179   Pacific Ethanol, Inc.*                                 14,726,248
  4,964,261   Plug Power, Inc.*                                      19,807,401
  1,517,320   Quantum Fuel Systems Technologies Worldwide,
                 Inc.*                                                2,640,137
    745,675   Sunpower Corp., Class A*                               25,091,963
    807,047   Suntech Power Holdings Co. Ltd. ADR
                 (Cayman Islands)*                                   20,983,222
    754,981   Verasun Energy Corp.*                                  13,884,101
                                                                   ------------
                                                                    173,474,707
                                                                   ------------
              SEMICONDUCTORS--17.3%
  1,130,889   Applied Materials, Inc.                                19,666,160
    885,497   Cree, Inc.*                                            19,472,079
  1,182,309   Cypress Semiconductor Corp.*                           19,850,968
  3,392,223   Emcore Corp.*                                          19,505,282
    484,726   International Rectifier Corp.*                         17,435,594
    517,789   MEMC Electronic Materials, Inc.*                       18,381,510
                                                                   ------------
                                                                    114,311,593
                                                                   ------------
              TOTAL COMMON STOCKS
              (Cost $691,246,318)                                   662,078,975
                                                                   ------------
              MONEY MARKET FUND--0.1%
    713,732   AIM Liquid Asset Portfolio Private Class**
              (Cost $713,732)                                           713,732
                                                                   ------------
              TOTAL INVESTMENTS
              (Cost $691,960,050)--100.3%                           662,792,707
              Liabilities in excess of other assets--(0.3%)          (1,761,397)
                                                                   ------------
              NET ASSETS--100.00%                                  $661,031,310
                                                                   ============

ADR  American Depositary Receipt.

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                                            NET
                                                               VALUE      ASSETS
                                                           ------------   ------
United States                                              $580,287,649    87.8%
Canada                                                       28,073,780     4.2
Cayman Islands                                               20,983,222     3.2
Japan                                                        20,831,071     3.2
United Kingdom                                               12,616,985     1.9
                                                           ------------   -----
Total investments                                           662,792,707   100.3
Liabilities in excess of other assets                        (1,761,397)   (0.3)
                                                           ------------   -----
Net Assets                                                 $661,031,310     100%
                                                           ============   =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES WILDERHILL PROGRESSIVE ENERGY PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks--100.0%
            AEROSPACE/DEFENSE--3.2%
   14,544   United Technologies Corp.                                $   955,832
                                                                     -----------
            AUTO MANUFACTURERS--5.4%
   22,608   Honda Motor Co., Ltd. ADR (Japan)                            798,741
    6,984   Toyota Motor Corp. ADR (Japan)                               824,112
                                                                     -----------
                                                                       1,622,853
                                                                     -----------
            AUTO PARTS & EQUIPMENT--7.6%
   10,596   Johnson Controls, Inc.                                       863,998
   62,508   Tenneco, Inc.*                                             1,418,931
                                                                     -----------
                                                                       2,282,929
                                                                     -----------
            CHEMICALS--6.7%
   50,664   Methanex Corp. (Canada)                                    1,147,540
  119,728   SGL Carbon AG ADR (Germany)*                                 869,225
                                                                     -----------
                                                                       2,016,765
                                                                     -----------
            ELECTRIC--7.1%
   14,376   Alliant Energy Corp.                                         551,320
   13,368   CPFL Energia S.A. ADR (Brazil)                               506,647
   38,928   Enersis S.A. ADR (Chile)                                     536,817
   11,916   Wisconsin Energy Corp.                                       547,421
                                                                     -----------
                                                                       2,142,205
                                                                     -----------
            ELECTRICAL COMPONENTS & EQUIPMENT--13.2%
   57,424   EnerSys*                                                   1,012,385
  130,188   GrafTech International Ltd.*                                 787,637
  153,480   Power-One, Inc.*                                           1,049,803
   96,288   Vicor Corp.                                                1,145,828
                                                                     -----------
                                                                       3,995,653
                                                                     -----------
            ELECTRONICS--0.5%
    5,808   Badger Meter, Inc.                                           146,536
                                                                     -----------
            ENERGY-ALTERNATE SOURCES--9.8%
   57,648   Aventine Renewable Energy Holdings, Inc.*                  1,418,141
   62,616   Headwaters, Inc.*                                          1,549,746
                                                                     -----------
                                                                       2,967,887
                                                                     -----------
            ENVIRONMENTAL CONTROL--4.4%
    9,816   Fuel Tech, Inc.*                                             192,884
  266,316   Rentech, Inc.*                                             1,131,843
                                                                     -----------
                                                                       1,324,727
                                                                     -----------
            FOOD--3.8%
  116,652   SunOpta, Inc. (Canada)*                                    1,149,022
                                                                     -----------
            GAS--5.3%
   12,492   KeySpan Corp.                                                506,925
   13,080   Northwest Natural Gas Co.                                    541,120
   20,304   Piedmont Natural Gas Co., Inc.                           $   548,208
                                                                     -----------
                                                                       1,596,253
                                                                     -----------
            HAND/MACHINE TOOLS--3.8%
   36,048   Baldor Electric Co.                                        1,156,420
                                                                     -----------
            INVESTMENT COMPANIES--0.5%
   11,844   Harris & Harris Group, Inc.*                                 165,461
                                                                     -----------
            MISCELLANEOUS MANUFACTURING--5.5%
   53,736   Hexcel Corp.*                                                869,986
    8,724   Siemens AG ADR (Germany)                                     783,502
                                                                     -----------
                                                                       1,653,488
                                                                     -----------
            OIL & GAS--8.8%
   42,552   Chesapeake Energy Corp.                                    1,380,387
   37,488   Sasol Ltd. ADR (South Africa)                              1,282,464
                                                                     -----------
                                                                       2,662,851
                                                                     -----------
            SEMICONDUCTORS--14.4%
   69,684   Entegris, Inc.*                                              781,158
   59,424   Fairchild Semiconductor International, Inc.*                 957,321
   17,424   IXYS Corp.*                                                  176,157
   35,712   Linear Technology Corp.                                    1,111,357
   21,156   O2Micro International Ltd. ADR (Cayman Island)*              136,668
  188,976   ON Semiconductor Corp.*                                    1,175,430
                                                                     -----------
                                                                       4,338,091
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $30,149,090)--100.0%                                30,176,973
            Other assets less liabilities--0.0%                            9,598
                                                                     -----------
            NET ASSETS--100.0%                                       $30,186,571
                                                                     ===========

ADR  American Depositary Receipt.

*    Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
October 31, 2006

                                                                            NET
                                                               VALUE      ASSETS
                                                            -----------   ------
United States                                               $22,142,235    73.3%
Canada                                                        2,296,562     7.6
Germany                                                       1,652,727     5.5
Japan                                                         1,622,853     5.4
South Africa                                                  1,282,464     4.2
Chile                                                           536,817     1.8
Brazil                                                          506,647     1.7
Cayman Islands                                                  136,668     0.5
                                                            -----------   -----
Total investments                                            30,176,973   100.0
Other assets less liabilities                                     9,598     0.0
                                                            -----------   -----
Net Assets                                                  $30,186,571   100.0%
                                                            ===========   =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES ZACKS MICRO CAP PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                                VALUE
---------                                                            -----------
            Common Stocks--100.5%
            CONSUMER DISCRETIONARY--16.1%
   22,936   4Kids Entertainment, Inc.*                               $   416,747
   21,317   Aftermarket Technology Corp.*                                400,546
   11,978   Ambassadors International, Inc.                              467,142
    6,393   Avatar Holdings, Inc.*                                       415,609
   13,044   Benihana, Inc., Class A*                                     415,843
   12,705   Bon-Ton Stores (The), Inc.                                   453,060
   21,182   Books-A-Million, Inc.                                        423,428
   12,016   Cavco Industries, Inc.*                                      403,497
   13,724   Charlotte Russe Holding, Inc.*                               379,469
    8,995   Churchill Downs, Inc.                                        381,568
   44,505   Cobra Electronics Corp.                                      406,776
    8,014   Deckers Outdoor Corp.*                                       426,104
   19,398   Delta Apparel, Inc.                                          358,863
   35,853   DG Fastchannel, Inc.*                                        426,651
   31,115   Dover Downs Gaming & Entertainment, Inc.                     440,900
    9,781   Duckwall-ALCO Stores, Inc.*                                  383,904
   29,969   Fred's, Inc.                                                 391,995
   29,291   Gaiam, Inc., Class A*                                        425,012
   37,854   GameTech International, Inc.                                 376,647
   13,684   GenTek, Inc.*                                                443,362
   33,768   G-III Apparel Group Ltd.*                                    511,923
   31,633   Great Wolf Resorts, Inc.*                                    416,290
   62,025   Harris Interactive, Inc.*                                    414,327
   55,890   Hartmarx Corp.*                                              397,378
   23,700   Haverty Furniture Cos., Inc.                                 374,460
   21,524   Helen of Troy Ltd. (Bermuda)*                                529,705
   23,491   Iconix Brand Group, Inc.*                                    437,872
   62,543   InfoSonics Corp.*                                            340,859
   35,089   Interstate Hotels & Resorts, Inc.*                           314,748
   21,231   JAKKS Pacific, Inc.*                                         460,500
   22,638   Jo-Ann Stores, Inc.*                                         412,012
   32,275   K2, Inc.*                                                    440,877
   46,723   Krispy Kreme Doughnuts, Inc.*                                502,272
   15,302   Lithia Motors, Inc., Class A                                 390,201
  101,538   LJ International, Inc. (British Virgin Islands)*             429,506
   28,477   Lodgian, Inc.*                                               405,797
   10,699   M/I Homes, Inc.                                              384,308
   14,874   MarineMax, Inc.*                                             424,058
   16,841   McCormick & Schmick's Seafood Restaurants, Inc.*             442,750
   33,978   Monaco Coach Corp.                                           405,697
    7,840   Mothers Work, Inc.*                                          397,488
   14,876   Movado Group, Inc.                                           383,057
   41,649   Multimedia Games, Inc.*                                      391,084
    6,858   National Presto Industries, Inc.                             419,915
   19,953   O'Charley's, Inc.*                                           396,865
   12,239   Perry Ellis International, Inc.*                             447,458
   35,170   Red Lion Hotels Corp.*                                       420,282
   26,818   Rex Stores Corp.*                                            450,274
   36,743   Sharper Image Corp.*                                         408,582
   15,007   Shoe Carnival, Inc.*                                     $   429,500
   99,027   Silverleaf Resorts, Inc.*                                    425,816
    9,892   Skyline Corp.                                                390,635
   39,819   Source Interlink Cos., Inc.*                                 359,964
   20,076   Spartan Motors, Inc.                                         416,979
   31,548   Standard Motor Products, Inc.                                349,552
   17,820   StoneMor Partners LP                                         381,348
   27,114   Stride Rite (The) Corp.                                      399,932
   22,549   Superior Industries International, Inc.                      381,078
   18,583   Syms Corp.                                                   360,696
   23,617   Systemax, Inc.*                                              256,717
   82,961   Tweeter Home Entertainment Group, Inc.*                      280,408
   20,678   United Retail Group, Inc.*                                   371,584
   27,028   West Marine, Inc.*                                           457,314
                                                                     -----------
                                                                      25,649,191
                                                                     -----------
            CONSUMER STAPLES--3.2%
   92,295   Alliance One International, Inc.*                            444,862
   48,640   American Italian Pasta Co., Class A                          364,314
   11,082   Andersons (The), Inc.                                        398,398
   12,151   Imperial Sugar Co.                                           322,366
   14,329   Ingles Markets, Inc., Class A                                407,517
   43,564   Medifast, Inc.*                                              406,016
   17,773   MGP Ingredients, Inc.                                        399,004
   31,759   National Beverage Corp.*                                     363,641
   33,979   Prestige Brands Holdings, Inc.*                              400,952
   25,068   PriceSmart, Inc.*                                            425,905
   54,354   Schiff Nutrition International, Inc.*                        342,430
   22,170   Smart & Final, Inc.*                                         399,282
   22,381   Spartan Stores, Inc.                                         462,839
                                                                     -----------
                                                                       5,137,526
                                                                     -----------
            ENERGY--4.2%
   10,875   Adams Resources & Energy, Inc.                               408,356
   11,773   Arena Resources, Inc.*                                       420,532
    8,743   Atlas Pipeline Partners, LP                                  406,200
   28,265   Bolt Technology Corp.*                                       457,893
   21,533   Bronco Drilling Co., Inc.*                                   366,922
   39,518   Exploration Co. of Delaware (The), Inc.*                     437,464
   11,891   GulfMark Offshore, Inc.*                                     410,596
   36,530   Harvest Natural Resources, Inc.*                             405,848
  123,632   Meridian Resource Corp. (The)*                               415,404
   31,674   Metretek Technologies, Inc.*                                 413,029
   35,806   Mitcham Industries, Inc.*                                    404,250
   25,923   NGP Capital Resources Co.                                    401,807
   49,921   OMNI Energy Services Corp.*                                  465,263
   26,949   Pacific Ethanol, Inc.*                                       451,396
   12,399   PHI, Inc.*                                                   393,172
   18,841   T-3 Energy Services, Inc.*                                   413,183
                                                                     -----------
                                                                       6,671,315
                                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                            -----------
            Common Stocks (Continued)
            FINANCIALS--23.4%
   20,506   21st Century Holding Co.                                 $   577,858
   25,833   Affirmative Insurance Holdings, Inc.                         429,086
   39,045   Affordable Residential Communities*                          428,714
   14,829   American Campus Communities, Inc.                            394,896
   20,975   American Mortgage Acceptance Co.                             376,292
    7,803   American Physicians Capital, Inc.*                           426,902
   20,675   American Safety Insurance Holdings Ltd. (Bermuda)*           390,758
   13,896   Ameris Bancorp                                               387,837
   45,313   Anworth Mortgage Asset Corp.                                 411,442
   14,793   Arbor Realty Trust, Inc.                                     411,245
   21,615   BankFinancial Corp.                                          391,880
    9,207   Banner Corp.                                                 400,136
   10,613   Berkshire Hills Bancorp, Inc.                                383,766
   26,006   Bristol West Holdings, Inc.                                  362,004
   34,102   Capital Lease Funding, Inc.                                  401,722
    3,158   Capital Southwest Corp.                                      378,486
    9,293   Capital Trust, Inc., Class A                                 413,631
   43,825   Capstead Mortgage Corp.                                      375,142
   23,404   Cedar Shopping Centers, Inc.                                 391,081
   25,582   CFS Bancorp, Inc.                                            376,311
   14,883   Citizens First Bancorp, Inc.                                 437,114
    8,057   City Bank                                                    432,983
   11,809   Columbia Banking Systems, Inc.                               374,109
   22,724   Columbia Equity Trust, Inc.                                  389,944
   10,064   Community Trust Bancorp, Inc.                                386,256
    8,400   Crescent Banking Co.                                         421,764
   28,089   Direct General Corp.                                         370,494
   18,712   Donegal Group, Inc., Class A                                 380,041
   40,671   Eagle Hospitality Properties Trust, Inc.                     381,494
   25,620   Education Realty Trust, Inc.                                 396,341
   13,133   EMC Insurance Group, Inc.                                    402,789
    9,759   EZCORP, Inc., Class A*                                       440,814
   14,276   Federal Agricultural Mortgage Corp., Class C                 375,459
   43,360   Fieldstone Investment Corp.                                  352,517
   15,957   Financial Institutions, Inc.                                 368,128
   11,854   First Financial Corp.                                        407,896
   16,713   First Place Financial Corp.                                  389,246
   14,576   First State Bancorp                                          363,088
   13,597   FirstBank NW Corp.                                           387,515
   21,615   Flushing Financial Corp.                                     380,208
    9,553   FPIC Insurance Group, Inc.*                                  341,424
   19,016   Franklin Bank Corp.*                                         384,313
   18,838   Gladstone Commercial Corp.                                   412,364
   25,921   Gladstone Investment Corp.                                   379,743
   15,008   Gramercy Capital Corp.                                       418,723
   10,361   Greene County Bancshares, Inc.                               390,610
   39,388   Hersha Hospitality Trust                                     431,692
   61,519   HomeBanc Corp.                                               322,975
    6,182   IBERIABANK Corp.                                             363,749
   14,965   Integra Bank Corp.                                           395,675
    8,697   Intervest Bancshares Corp.*                              $   310,831
   19,356   Irwin Financial Corp.                                        429,123
   22,038   Jer Investors Trust, Inc.                                    395,802
   22,210   Kite Realty Group Trust                                      407,331
   23,534   KNBT Bancorp, Inc.                                           402,667
   36,495   LaBranche & Co., Inc.*                                       323,711
   15,604   LTC Properties, Inc.                                         422,868
   36,748   Luminent Mortgage Capital, Inc.                              389,896
   33,595   Meadowbrook Insurance Group, Inc.*                           404,820
   34,319   Medallion Financial Corp.                                    410,112
   28,262   Medical Properties Trust, Inc.                               383,798
   14,627   Mercer Insurance Group, Inc.                                 352,218
   50,776   MFA Mortgage Investments, Inc.                               402,146
   15,388   National Interstate Corp.                                    433,634
   62,537   NetBank, Inc.                                                332,071
   63,693   NexCen Brands, Inc.                                          431,202
   29,801   NorthStar Realty Finance Corp.                               451,485
   11,935   NYMAGIC, Inc.                                                382,517
   12,575   Omega Financial Corp.                                        408,436
   13,341   Oppenheimer Holdings, Inc., Class A (Canada)                 480,009
   35,344   Partners Trust Financial Group, Inc.                         398,327
   14,311   Peoples Financial Corp.                                      386,397
   11,638   PICO Holdings, Inc.*                                         376,257
   10,571   Pinnacle Financial Partners, Inc.*                           351,380
   17,052   Placer Sierra Bancshares                                     404,473
   42,887   PMA Capital Corp., Class A*                                  406,569
    6,308   Preferred Bank                                               369,460
   25,241   ProCentury Corp.                                             374,829
   27,662   Provident New York Bancorp                                   391,141
   13,467   Renasant Corp.                                               430,809
   18,202   Resource America, Inc., Class A                              418,828
   16,070   SCPIE Holdings, Inc.*                                        450,764
   27,075   SeaBright Insurance Holdings, Inc.*                          444,301
   12,534   Seacoast Banking Corp.                                       332,778
   14,668   Southwest Bancorp, Inc.                                      397,649
   11,931   Stifel Financial Corp.*                                      428,919
   15,220   SWS Group, Inc.                                              422,964
   11,171   TierOne Corp.                                                357,249
   11,341   Tower Group, Inc.                                            400,904
   16,838   United America Indemnity Ltd., Class A (Cayman
               Islands)*                                                 386,600
   30,698   United Community Financial Corp.                             394,469
   24,168   Willow Financial Bancorp, Inc.                               385,963
   30,695   Winston Hotels, Inc.                                         371,410
   58,653   Winthrop Realty Trust                                        364,235
                                                                     -----------
                                                                      37,190,009
                                                                     -----------
            HEALTH CARE--5.6%
   16,023   Air Methods Corp.*                                           387,757
   31,585   Arena Pharmaceuticals, Inc.*                                 481,671
   73,201   Avigen, Inc.*                                                371,129

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                            -----------
            Common Stocks (Continued)
   23,741   Bradley Pharmaceuticals, Inc.*                           $   413,093
   53,967   Bruker Biosciences Corp.*                                    429,577
   40,880   Capital Senior Living Corp.*                                 390,404
   11,299   Datascope Corp. 405,295
  221,256   Generex Biotechnology Corp.*                                 440,299
   29,969   HMS Holdings Corp.*                                          411,774
   28,008   Infinity Pharmaceuticals, Inc.*                              402,475
  134,623   I-trax, Inc.*                                                345,981
   12,575   MedCath Corp.*                                               333,112
   14,067   Medical Action Industries, Inc.*                             373,760
   20,462   Molecular Devices Corp.*                                     412,105
   19,270   National Dentex Corp.*                                       397,540
   99,839   Novavax, Inc.*                                               446,280
   31,286   Pediatric Services of America, Inc.*                         375,432
   18,839   Res-Care, Inc.*                                              364,346
  120,086   Rita Medical Systems, Inc.*                                  432,310
   58,106   Savient Pharmaceuticals, Inc.*                               442,187
   42,887   Solexa, Inc.*                                                439,163
   10,525   Zoll Medical Corp.*                                          407,318
                                                                     -----------
                                                                       8,903,008
                                                                     -----------
            INDUSTRIALS--14.8%
    5,716   Ameron International Corp.                                   418,697
   12,238   Ampco-Pittsburgh Corp.                                       406,302
    7,760   AMREP Corp.*                                                 555,615
   10,366   AZZ, Inc.*                                                   391,938
   65,355   Baldwin Technology Company, Inc., Class A                    334,618
   26,477   Bowne & Co., Inc.                                            413,836
   31,457   BTU International, Inc.*                                     312,997
   51,843   CBIZ, Inc.*                                                  364,975
   22,721   Celadon Group, Inc.*                                         426,246
   22,939   Central Parking Corp.                                        393,404
   12,404   CIRCOR International, Inc.                                   408,960
   20,977   Columbus McKinnon Corp.*                                     461,704
   32,993   Comfort Systems USA, Inc.                                    383,049
   21,914   Cornell Companies, Inc.*                                     392,261
   28,224   DryShips, Inc. (Marshall Islands)                            390,902
   20,294   Ducommun, Inc.*                                              422,521
   23,530   Eagle Bulk Shipping, Inc. (Marshall Islands)                 404,245
   22,255   Electro Rent Corp.*                                          367,875
   17,480   Ennis, Inc.                                                  401,516
   14,112   Gehl Co.*                                                    402,756
   16,709   Genco Shipping & Trading Ltd. (Marshall Islands)             416,722
    8,950   Geo Group (The), Inc.*                                       340,100
   46,276   Hi-Shear Technology Corp.                                    333,187
   15,731   Hurco Cos., Inc.                                             410,894
   12,021   ICT Group, Inc.*                                             381,066
   19,058   Insteel Industries, Inc.                                     341,901
   10,149   International Aluminum Corp.                                 402,002
   15,385   Kadant, Inc.*                                                420,011
   15,005   Kenexa Corp.*                                            $   482,111
   29,586   Key Technology, Inc.*                                        379,884
   31,714   Kforce, Inc.*                                                474,759
   23,490   L.B. Foster Co., Class A*                                    520,538
   13,092   Ladish Co., Inc.*                                            408,732
   15,898   Lamson & Sessions (The) Co.*                                 347,848
   20,460   LMI Aerospace, Inc.*                                         415,133
   23,275   LSI Industries, Inc.                                         417,786
   25,751   M&F Worldwide Corp.*                                         414,334
   32,189   Mac-Gray Corp.*                                              354,723
   22,126   Marten Transport Ltd.*                                       376,363
   48,776   Mesa Air Group, Inc.*                                        434,106
   15,090   PAM Transportation Services*                                 382,079
   20,463   PeopleSupport, Inc.*                                         400,870
   12,621   PW Eagle, Inc.                                               447,667
   36,917   Quintana Maritime Ltd. (Marshall Islands)                    387,998
   34,659   RailAmerica, Inc.*                                           405,857
   12,233   Robbins & Myers, Inc.                                        470,848
   22,676   Rush Enterprises, Inc., Class A*                             425,402
   11,597   Saia, Inc.*                                                  310,800
   52,909   Spherion Corp.*                                              383,590
   11,041   Superior Essex, Inc.*                                        413,927
   15,561   Tennant Co.                                                  430,262
   20,928   Titan International, Inc.                                    386,749
   19,681   Todd Shipyards Corp.                                         348,944
   22,598   Tredegar Corp.                                               394,109
   11,597   Twin Disc, Inc.                                              404,155
   16,325   U.S. Xpress Enterprises, Inc.*                               322,256
   20,459   Vitran Corporation, Inc. (Canada)*                           343,711
   10,659   Volt Information Sciences, Inc.*                             421,031
   13,981   Waste Industries USA, Inc.                                   402,932
                                                                     -----------
                                                                      23,609,804
                                                                     -----------
            INFORMATION TECHNOLOGY--26.2%
   33,341   Acacia Research - Acacia Technologies*                       426,098
   24,345   Actel Corp.*                                                 399,015
   85,777   Adaptec, Inc.*                                               388,570
   57,934   Agile Software Corp.*                                        390,475
   26,948   Agilysys, Inc.                                               399,639
  252,247   Alliance Fiber Optic Products, Inc.*                         484,314
   52,863   ANADIGICS, Inc.*                                             427,133
   17,952   Anaren, Inc.*                                                361,015
   50,512   Ariba, Inc.*                                                 381,366
  147,800   Art Technology Group, Inc.*                                  369,500
   43,735   Avici Systems, Inc.*                                         301,334
   88,799   AXT, Inc.*                                                   414,691
   66,035   Borland Software Corp.*                                      364,513
   64,538   Captaris, Inc.*                                              380,129
   53,292   Carrier Access Corp.*                                        333,608
   44,078   C-COR, Inc.*                                                 440,339
   67,096   CDC Corp., Class A (Cayman Islands)*                         431,427

SEE NOTES TO FINANCIAL STATEMENTS.

 NUMBER
OF SHARES                                                                VALUE
---------                                                            -----------
            Common Stocks (Continued)
   63,393   ChipMOS Technologies Ltd. (Bermuda)*                     $   370,215
   57,079   Ciber, Inc.*                                                 390,991
   34,023   Cray, Inc.*                                                  314,543
   27,449   CTS Corp.                                                    387,580
   40,886   Datalink Corp.*                                              371,245
   28,008   Digi International, Inc.*                                    392,672
   48,811   Digimarc Corp.*                                              437,835
   49,066   Ditech Networks, Inc.*                                       387,131
   97,028   Dot Hill Systems Corp.*                                      367,736
   85,219   ECtel Ltd. (Israel)*                                         434,617
   66,378   Edgewater Technology, Inc.*                                  430,129
   18,370   Electro Scientific Industries, Inc.*                         366,482
   20,163   EMS Technologies, Inc.*                                      367,975
   38,793   ePlus, Inc.*                                                 425,947
   28,476   Exar Corp.*                                                  369,334
   64,665   Exfo Electro-Optical Engineering, Inc. (Canada)*             318,798
   14,366   Forrester Research, Inc.*                                    451,523
   65,783   FSI International, Inc.*                                     385,488
   25,239   Gerber Scientific, Inc.*                                     368,742
   33,764   GigaMedia Ltd. (Singapore)*                                  326,498
   35,806   Greenfield Online, Inc.*                                     364,147
   17,988   Hutchinson Technology, Inc.*                                 416,422
   55,806   Hypercom Corp.*                                              362,181
   28,220   Infocrossing, Inc.*                                          356,419
   20,510   InfoSpace, Inc.*                                             414,507
   12,111   Integral Systems, Inc.                                       323,364
   24,854   Internap Network Services Corp.*                             409,594
   40,031   Internet Capital Group, Inc.*                                419,525
   34,313   Interwoven, Inc.*                                            436,461
   80,831   iPass, Inc.*                                                 430,829
   24,559   JDA Software Group, Inc.*                                    361,263
   28,984   L-1 Identity Solutions, Inc.*                                414,761
   32,274   Lightbridge, Inc.*                                           373,087
   39,394   Merix Corp.*                                                 354,546
   31,164   Mikron Infrared, Inc.*                                       487,093
  137,102   MRV Communications, Inc.*                                    468,889
   88,583   Napster, Inc.*                                               419,883
   27,837   Neoware, Inc.*                                               333,209
   28,354   Ness Technologies, Inc.*                                     419,072
   26,601   NetRatings, Inc.*                                            462,857
   58,275   Netscout Systems, Inc.*                                      471,445
  176,616   Network Engines, Inc.*                                       358,530
   29,709   NU Horizons Electronics Corp.*                               334,226
   18,926   Oplink Communications, Inc.*                                 374,735
   28,860   OPNET Technologies, Inc.*                                    421,933
  192,049   Optical Communication Products, Inc.*                        412,905
   19,312   OSI Systems, Inc.*                                           399,758
    6,654   OYO Geospace Corp.*                                          378,746
   41,904   Pacific Internet Ltd. (Singapore)*                           405,631
   32,747   PC Connection, Inc.*                                         359,890
   36,030   PC-Tel, Inc.*                                                387,323
   43,356   Pegasystems, Inc.                                        $   416,651
  103,635   Pemstar, Inc.*                                               430,085
   44,081   Perceptron, Inc.*                                            354,852
   24,131   Perficient, Inc.*                                            404,677
   38,792   Pericom Semiconductor Corp.*                                 372,791
   33,342   Planar Systems, Inc.*                                        401,771
   26,723   Qiao Xing Universal Telephone, Inc. (British Virgin
               Islands)*                                                 412,870
   17,818   RadiSys Corp.*                                               326,604
   22,936   RADVision Ltd. (Israel)*                                     439,683
   41,906   Richardson Electronics Ltd.                                  401,879
   20,627   Rudolph Technologies, Inc.*                                  364,273
   82,066   S1 Corp.*                                                    405,406
  193,026   Safeguard Scientifics, Inc.*                                 470,983
   42,544   SeaChange International, Inc.*                               356,944
   36,576   Semitool, Inc.*                                              444,398
   91,826   Silicon Storage Technology, Inc.*                            384,751
   41,518   SimpleTech, Inc.*                                            359,546
   47,875   Sirenza Microdevices, Inc.*                                  350,924
   34,660   SonicWALL, Inc.*                                             363,930
   39,042   Spectrum Control, Inc.*                                      347,474
   63,260   Staktek Holdings, Inc.*                                      385,886
   13,303   Standard Microsystems Corp.*                                 410,131
   30,353   StarTek, Inc.                                                414,015
   34,916   Stellent, Inc.                                               390,012
   54,650   Stratos International, Inc.*                                 356,318
   50,777   SumTotal Systems, Inc.*                                      322,942
   86,583   SupportSoft, Inc.*                                           442,439
   16,453   SYNNEX Corp.*                                                369,370
   28,220   Telvent GIT, S.A. (Spain)*                                   380,406
  161,017   Terabeam, Inc.*                                              397,712
   12,832   TESSCO Technologies, Inc.*                                   410,624
   42,286   Tollgrade Communications, Inc.*                              347,168
  107,174   TTI Team Telecom International Ltd. (Israel)*                319,379
   32,360   TTM Technologies, Inc.*                                      393,174
   35,429   Ultra Clean Holdings, Inc.*                                  462,348
   27,924   Vignette Corp.*                                              455,161
   49,456   webMethods, Inc.*                                            371,909
   29,669   Zygo Corp.*                                                  513,868
                                                                     -----------
                                                                      41,645,232
                                                                     -----------
            MATERIALS--5.2%
   14,116   A. M. Castle & Co.                                           472,039
   15,221   Brush Engineered Materials, Inc.*                            512,339
   44,510   Buckeye Technologies, Inc.*                                  462,459
   26,430   Chesapeake Corp.                                             409,929
   57,163   ICO, Inc.*                                                   404,714
   12,744   Innospec, Inc.                                               426,669
   35,037   Landec Corp.*                                                331,450
   40,076   Mercer International, Inc.*                                  388,737
   22,251   Myers Industries, Inc.                                       403,188

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            Common Stocks (Continued)
   11,042   Neenah Paper, Inc.                                     $    406,677
   51,749   North American Palladium Ltd. (Canada)*                     413,992
   12,622   Northwest Pipe Co.*                                         377,145
   11,340   Novamerican Steel, Inc. (Canada)*                           427,064
   15,224   Olympic Steel, Inc.                                         375,881
   17,266   Ryerson, Inc.                                               416,111
   19,951   Schweitzer-Mauduit International, Inc.                      460,070
   19,270   Steel Technologies, Inc.                                    369,791
   12,963   Stepan Co.                                                  407,816
   16,799   Universal Stainless & Alloy Products, Inc.*                 510,522
   58,111   US Concrete, Inc.*                                          367,262
                                                                   ------------
                                                                      8,343,855
                                                                   ------------
            TELECOMMUNICATION SERVICES--1.3%
   64,797   @Road, Inc.*                                                407,573
   20,462   Atlantic Tele-Network, Inc.                                 395,735
   32,657   Cogent Communications Group, Inc.*                          462,423
   17,436   CT Communications, Inc.                                     406,433
   29,562   D&E Communications, Inc.                                    409,434
                                                                   ------------
                                                                      2,081,598
                                                                   ------------
            UTILITIES--0.5%
   16,538   Central Vermont Public Service Corp.                        373,263
  109,932   U.S. Energy Systems, Inc.*                                  441,926
                                                                   ------------
                                                                        815,189
                                                                   ------------
            TOTAL COMMON STOCKS
            (Cost $148,133,316)                                     160,046,727
                                                                   ------------
            Money Market Fund--0.2%
  368,199   AIM Liquid Asset Portfolio Private Class**
            (Cost $368,199)                                             368,199
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $148,501,515)--100.7%                             160,414,926
            Liabilities in excess of other assets--(0.7%)            (1,160,203)
                                                                   ------------
            NET ASSETS--100.0%                                     $159,254,723
                                                                   ============

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                       ------------   ----------
United States                                          $151,574,189      95.2%
Canada                                                    1,983,575       1.2
Marshall Islands                                          1,599,868       1.0
Bermuda 1,290,678                                                         0.8
Israel                                                    1,193,678       0.8
British Virgin Islands                                      842,376       0.5
Cayman Islands                                              818,027       0.5
Singapore                                                   732,129       0.5
Spain                                                       380,406       0.2
                                                       ------------     -----
Total investments                                       160,414,926     100.7
Liabilities in excess of other assets                    (1,160,203)     (0.7)
                                                       ------------     -----
Net Assets                                             $159,254,723     100.0%
                                                       ============     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES ZACKS SMALL CAP PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks--100.2%
            CONSUMER DISCRETIONARY--16.3%
    6,718   Arbitron, Inc.                                           $   282,156
   13,917   Arctic Cat, Inc.                                             249,253
    8,930   Bob Evans Farms, Inc.                                        302,816
   16,149   Books-A-Million, Inc.                                        322,819
    7,597   Brown Shoe Co., Inc.                                         295,979
   11,668   Build-A-Bear-Workshop, Inc.*                                 340,472
   11,276   Carter's, Inc.*                                              318,321
   15,970   CKE Restaurants, Inc.                                        312,054
   10,084   Coinstar, Inc.*                                              306,352
   21,257   Directed Electronics, Inc.*                                  292,284
   11,398   Dress Barn (The), Inc.*                                      247,565
   31,613   Entravision Communications Corp.*                            232,039
   18,232   Gaiam, Inc., Class A*                                        264,546
   43,223   Harris Interactive, Inc.*                                    288,730
   15,918   Hooker Furniture Corp.                                       225,081
   17,320   Jo-Ann Stores, Inc.*                                         315,224
    8,794   K-Swiss, Inc., Class A                                       310,604
    8,728   Lithia Motors, Inc., Class A                                 222,564
   10,980   LKQ Corp.*                                                   254,077
   10,515   Lone Star Steakhouse & Saloon, Inc.                          287,060
   11,685   MarineMax, Inc.*                                             333,139
    7,906   Men's Wearhouse (The), Inc.                                  315,054
   23,095   Monaco Coach Corp.                                           275,754
   10,916   Movado Group, Inc.                                           281,087
   28,236   MTR Gaming Group, Inc.*                                      300,149
    4,647   Nutri/System, Inc.*                                          286,627
   23,446   Outdoor Channel Holdings, Inc.*                              327,775
    9,502   Payless ShoeSource, Inc.*                                    254,179
   21,076   PetMed Express, Inc.*                                        263,450
   29,208   Sinclair Broadcast Group, Inc., Class A                      263,456
    8,902   Sotheby's                                                    338,276
   19,080   Stein Mart, Inc.                                             312,340
    6,121   Steiner Leisure Ltd. (Bahamas)*                              279,362
   20,599   Technical Olympic USA, Inc.                                  228,649
   11,120   VistaPrint Ltd. (Bermuda)*                                   347,834
   12,219   Volcom, Inc.*                                                400,293
   15,071   World Wrestling Entertainment, Inc.                          251,234
    8,217   Zumiez, Inc.*                                                270,011
                                                                     -----------
                                                                      10,998,665
                                                                     -----------
            CONSUMER STAPLES--3.5%
   10,866   Casey's General Stores, Inc.                                 263,718
    6,222   Central Garden & Pet Co.*                                    310,913
   14,569   Elizabeth Arden, Inc.*                                       254,083
    5,981   Longs Drug Stores Corp.                                      257,422
   14,844   Medifast, Inc.*                                              138,346
    4,989   Pantry (The), Inc.*                                          272,300
   14,554   Premium Standard Farms, Inc.                                 280,019
    9,059   Tootsie Roll Industries, Inc.                                287,895
   30,104   Topps (The) Co., Inc.                                        262,808
                                                                     -----------
                                                                       2,327,504
                                                                     -----------
            ENERGY--5.4%
   15,526   Allis-Chalmers Energy, Inc.*                             $   233,977
    7,953   Bill Barrett Corp.*                                          226,899
    5,818   Dril-Quip, Inc.*                                             229,113
    6,776   General Martime Corp. (Marshall Islands)                     247,595
    7,244   Goodrich Petroleum Corp.*                                    247,817
    9,914   Gulf Island Fabrication, Inc.                                291,670
    7,078   Hornbeck Offshore Services, Inc.*                            255,445
    8,552   Knightsbridge Tankers Ltd. (Bermuda)                         235,522
    5,393   Markwest Energy Partners, LP                                 288,472
   13,118   McMoRan Exploration Co.*                                     198,344
    3,602   Penn Virginia Corp.                                          257,723
   10,695   RPC, Inc.                                                    232,295
    6,710   Trico Marine Services, Inc.*                                 228,811
   16,331   Union Drilling, Inc.*                                        207,894
   23,356   USEC, Inc.*                                                  260,653
                                                                     -----------
                                                                       3,642,230
                                                                     -----------
            FINANCIALS--14.7%
   15,897   21st Century Insurance Group                                 250,855
    7,042   American Home Mortgage Investment Corp.                      240,625
    5,308   American Physicians Capital, Inc.*                           290,401
    8,436   Argonaut Group, Inc.*                                        286,908
    7,132   Cascade Bancorp                                              260,033
    7,182   Cash America International, Inc.                             296,832
   11,622   Community Bank System, Inc.                                  288,807
   10,651   Corus Bankshares, Inc.                                       218,665
    6,457   Delphi Financial Group, Inc., Class A                        253,437
    3,706   Downey Financial Corp.                                       255,269
    5,908   EZCORP, Inc., Class A*                                       266,864
   14,870   F.N.B. Corp.                                                 251,749
   16,472   First Financial Bancorp                                      267,505
    5,784   First Republic Bank                                          225,229
    9,870   FLAG Financial Corp.                                         249,810
   16,893   Flagstar Bancorp, Inc.                                       253,902
    6,363   FPIC Insurance Group, Inc.*                                  227,414
    6,767   GAMCO Investors, Inc., Class A                               267,973
    4,245   Greenhill & Co., Inc.                                        288,405
    7,752   Harleysville Group, Inc.                                     279,692
    5,986   Infinity Property & Casualty Corp.                           257,518
   14,871   Knight Capital Group, Inc., Class A*                         277,344
   24,893   LaBranche & Co., Inc.*                                       220,801
    6,299   Lazard Ltd., Class A (Bermuda)                               267,078
   24,206   MarketAxess Holdings, Inc.*                                  272,318
    7,532   MI Developments, Inc., Class A (Canada)                      272,658
    5,785   Navigators Group, Inc.*                                      272,300
    7,838   NYMAGIC, Inc.                                                251,208
   17,718   Ocwen Financial Corp.*                                       277,287
    9,143   Odyssey Re Holdings Corp.                                    324,119
    4,804   Piper Jaffray Cos., Inc.*                                    332,196
    7,107   Potlatch Corp.                                               288,544
   18,232   Provident New York Bancorp                                   257,800

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks (Continued)
   18,919   SeaBright Insurance Holdings, Inc.*                      $   310,461
   16,353   Thomas Weisel Partners Group, Inc.*                          261,812
   16,823   TradeStation Group, Inc.*                                    263,280
    5,928   World Acceptance Corp.*                                      296,341
                                                                     -----------
                                                                       9,923,440
                                                                     -----------
            HEALTH CARE--11.6%
    5,498   Adams Respiratory Therapeutics, Inc.*                        236,964
   27,327   Albany Molecular Research, Inc.*                             325,465
   36,382   Align Technology, Inc.*                                      504,255
   10,892   Alpharma, Inc., Class A                                      240,386
   18,216   Applera Corp.*                                               282,712
   16,788   Aspect Medical Systems, Inc.*                                300,002
    3,732   Bio-Rad Laboratories, Inc., Class A*                         274,003
   42,114   Bruker BioSciences Corp.*                                    335,227
   15,766   Candela Corp.*                                               223,089
    6,667   Computer Programs & Systems, Inc.                            228,011
   25,672   Connetics Corp.*                                             437,451
   14,887   Given Imaging Ltd. (Israel)*                                 309,650
    8,814   inVentiv Health, Inc.*                                       252,080
    8,269   Inverness Medical Innovations, Inc.*                         311,659
   40,922   Isis Pharmaceuticals, Inc.*                                  351,111
    7,220   Kyphon, Inc.*                                                285,190
    5,700   LCA-Vision, Inc.                                             200,241
    8,608   LifeCell Corp.*                                              201,685
    8,806   Martek Biosciences Corp.*                                    208,878
   29,526   Pain Therapeutics, Inc.*                                     246,837
   12,032   Sciele Pharma, Inc.*                                         262,418
   13,422   Somanetics Corp.*                                            285,486
    7,621   SonoSite, Inc.*                                              217,199
   18,137   TriZetto Group (The), Inc.*                                  309,961
    9,956   United Surgical Partners International, Inc.*                247,108
   18,889   Visicu, Inc.*                                                183,979
   10,827   Vital Images, Inc.*                                          336,070
   13,033   Zymogenetics, Inc.*                                          209,180
                                                                     -----------
                                                                       7,806,297
                                                                     -----------
            INDUSTRIALS--21.7%
   11,319   American Ecology Corp.                                       235,435
    5,737   A.O. Smith Corp.                                             201,713
   10,388   AAR Corp.*                                                   270,504
   14,905   ABM Industries, Inc.                                         296,013
   12,530   ACCO Brands Corp.*                                           304,479
   19,612   AirTran Holdings, Inc.*                                      195,532
    6,623   Alaska Air Group, Inc.*                                      265,913
    2,789   AMERCO, Inc.*                                                255,807
    7,237   American Woodmark Corp.                                      267,697
   10,545   Applied Industrial Technologies, Inc.                        303,063
   16,116   ASV, Inc.*                                                   235,455
   13,445   Beacon Roofing Supply, Inc.*                                 266,211
   20,631   BlueLinx Holdings, Inc.                                      221,371
    5,049   Bucyrus International, Inc., Class A                     $   211,553
   14,161   Builders FirstSource, Inc.*                                  224,027
   33,326   CBIZ, Inc.*                                                  234,615
    8,651   CLARCOR, Inc.                                                281,850
   16,719   COMSYS IT Partners, Inc.*                                    345,247
    5,000   Consolidated Graphics, Inc.*                                 310,850
   10,787   Copa Holdings SA, Class A                                    408,827
    5,672   CoStar Group, Inc.*                                          268,569
    5,495   Dollar Thrifty Automotive Group*                             220,679
    5,314   DRS Technologies, Inc.                                       234,985
    7,996   Dynamic Materials Corp.                                      257,791
    4,772   EMCOR Group, Inc.*                                           282,264
    6,929   Encore Wire Corp.*                                           186,252
    7,863   EnPro Industries, Inc.*                                      251,616
    5,168   Franklin Electric, Co., Inc.                                 278,762
    4,582   Freightcar America, Inc.                                     243,625
    6,890   General Cable Corp.*                                         259,064
   45,799   GrafTech International Ltd.*                                 277,084
   12,132   H&E Equipment Services, Inc.*                                325,502
    7,972   Heico Corp.                                                  289,224
   15,371   Horizon Lines, Inc., Class A                                 358,913
   10,892   Hub Group, Inc., Class A*                                    295,827
   29,280   Jacuzzi Brands, Inc.*                                        362,779
   10,767   LMI Aerospace, Inc.*                                         218,462
   13,732   Orbital Sciences Corp.*                                      249,373
    8,642   P.A.M. Transportation Services*                              218,815
   13,655   Pike Electric Corp.*                                         251,935
   38,915   Power-One, Inc.*                                             266,179
    8,465   PW Eagle, Inc.                                               300,254
   15,411   Quanta Services, Inc.*                                       282,021
    9,178   Robbins & Myers, Inc.                                        353,261
    7,867   Standard Parking Corp.*                                      273,536
    9,324   Sterling Construction Co., Inc.*                             195,151
    8,012   Superior Essex, Inc.*                                        300,370
    6,445   Teledyne Technologies, Inc.*                                 268,885
   19,519   TeleTech Holdings, Inc.*                                     378,863
    5,940   Toro (The) Co.                                               256,370
   12,484   UAP Holding Corp.                                            312,475
    5,468   United Industrial Corp.                                      246,115
    7,572   Viad Corp.                                                   279,785
    5,801   Volt Information Sciences, Inc.*                             229,140
                                                                     -----------
                                                                      14,610,088
                                                                     -----------
            INFORMATION TECHNOLOGY--17.8%
   18,137   Actel Corp.*                                                 297,265
   15,696   Agilysys, Inc.                                               232,772
   11,835   Ansoft Corp.*                                                315,521
   11,998   aQuantive, Inc.*                                             326,106
   15,826   ASM International N.V. (Netherlands)*                        290,249
   25,355   AudioCodes Ltd. (Israel)*                                    280,933
    8,681   Blackboard, Inc.*                                            240,551
    7,876   CommScope, Inc.*                                             251,323

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
 OF SHARES                                                             VALUE
----------                                                          -----------
             Common Stocks (Continued)
     8,860   Comtech Telecommunications Corp.*                      $   315,859
    30,290   Ditech Networks, Inc.*                                     238,988
    12,267   Dolby Laboratories, Inc.*                                  242,764
    14,763   Eagle Test Systems, Inc.*                                  259,829
    34,111   EarthLink, Inc.*                                           239,459
    30,819   Echelon Corp.*                                             259,804
    36,707   ECI Telecom Ltd. (Israel)*                                 272,366
     4,694   Equinix, Inc.*                                             321,070
    15,247   FARO Technologies, Inc.*                                   290,303
    16,043   Gerber Scientific, Inc.*                                   234,388
    26,165   Hypercom Corp.*                                            169,811
    29,313   ibasis, Inc.*                                              243,298
    21,881   Infocrossing, Inc.*                                        276,357
    11,148   InfoSpace, Inc.*                                           225,301
     5,285   Itron, Inc.*                                               287,715
    26,165   IXYS Corp.*                                                264,528
    12,902   Knot, Inc. (The)*                                          309,261
    19,334   Liquidity Services, Inc.*                                  327,711
    19,291   Marchex, Inc., Class B                                     273,546
    18,817   MasTec, Inc.*                                              206,046
    42,329   Microtune, Inc.*                                           217,571
    38,853   MIPS Technologies, Inc.*                                   286,347
    14,373   Nam Tai Electronics, Inc.
                (British Virgin Islands)                                224,075
    19,787   Netratings, Inc.*                                          344,294
    22,237   Novatel Wireless, Inc.*                                    187,236
    26,561   Nuance Communications, Inc.*                               306,514
    19,427   OPNET Technologies, Inc.*                                  284,023
    30,629   Presstek, Inc.*                                            188,368
    22,421   Radiant Systems, Inc.*                                     246,855
    10,101   Rimage Corp.*                                              241,818
     9,254   Standard Microsystems Corp.*                               285,301
    15,071   Sykes Enterprises, Inc.*                                   305,791
     9,924   Technitrol, Inc.                                           250,283
     8,320   Travelzoo, Inc.*                                           270,982
    22,277   TTM Technologies, Inc.*                                    270,666
    20,462   Tyler Technologies, Inc.*                                  290,356
    22,543   United Online, Inc.                                        304,781
                                                                    -----------
                                                                     11,998,385
                                                                    -----------
             MATERIALS--6.5%
    11,242   A. Schulman, Inc.                                          272,169
     6,938   Arch Chemicals, Inc.                                       232,145
    15,765   Glatfelter                                                 230,800
    12,302   H.B. Fuller Co.                                            304,967
    10,627   Headwaters, Inc.                                           263,018
    12,831   Koppers Holdings, Inc.                                     264,447
     4,942   NewMarket Corp.                                            317,771
    15,342   Olin Corp.                                                 265,417
     6,992   Olympic Steel, Inc.                                        172,632
    29,455   PolyOne Corp.*                                             241,531
    14,307   Rock-Tenn Co., Class A                                     295,296
     6,645   Silgan Holdings, Inc.                                  $   274,904
    10,597   Steel Technologies, Inc.                                   203,356
     9,995   Symyx Technologies*                                        245,377
     4,980   Texas Industries, Inc.                                     309,258
    12,042   Worthington Industries, Inc.                               208,086
    10,656   Zoltek Cos., Inc.*                                         267,146
                                                                    -----------
                                                                      4,368,320
                                                                    -----------
             UTILITIES--2.7%
     6,497   American States Water Co.                                  272,873
    11,221   EL Paso Electric Co.*                                      262,123
    11,044   Empire District Electric (The) Co.                         262,185
     7,401   Laclede Group (The), Inc.                                  263,697
     6,648   Ormat Technologies, Inc.                                   255,283
     8,291   Otter Tail Corp.                                           248,233
     5,827   Peoples Energy Corp.                                       254,582
                                                                    -----------
                                                                      1,818,976
                                                                    -----------
             TOTAL COMMON STOCKS
             (Cost $66,251,583)                                      67,493,905
                                                                    -----------
             Money Market Fund--0.1%
    87,105   AIM Liquid Asset Portfolio Private Class**
             (Cost $87,105)                                              87,105
                                                                    -----------
             TOTAL INVESTMENTS
             (Cost $66,338,688)--100.3%                              67,581,010
             Liabilities in excess of other assets--(0.3%)             (195,780)
                                                                    -----------
             NET ASSETS--100.0%                                     $67,385,230
                                                                    ===========

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                        -----------   ----------
United States                                           $64,553,688      95.8%
Israel                                                      862,949       1.3
Bermuda                                                     850,434       1.3
Netherlands                                                 290,249       0.4
Bahamas                                                     279,362       0.4
Canada                                                      272,658       0.4
Marshall Islands                                            247,595       0.4
British Virgin Islands                                      224,075       0.3
                                                        -----------     -----
Total investments                                        67,581,010     100.3
Liabilities in excess of other assets                      (195,780)     (0.3)
                                                        -----------     -----
Net Assets                                              $67,385,230     100.0%
                                                        ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank

STATEMENTS OF ASSETS AND LIABILITIES

POWERSHARES EXCHANGE TRADED FUNDS
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                            POWERSHARES
                                                               POWERSHARES                   POWERSHARES       LISTED
                                                               AEROSPACE &   POWERSHARES    GOLDEN DRAGON     PRIVATE
                                                                 DEFENSE    CLEANTECH(TM)     HALTER USX       EQUITY
                                                                PORTFOLIO     PORTFOLIO    CHINA PORTFOLIO   PORTFOLIO
                                                              ------------  -------------  ---------------  -----------
ASSETS:
   Unaffiliated investments at value                          $116,011,871   $30,013,073     $252,879,867   $25,635,242
   Affiliated investements at value                                                               292,445
   Cash                                                                 --            --               --            --
   Receivables:
      Capital stock sold                                         7,034,926            --               --     2,564,053
      Investments sold                                           3,514,897            --        6,697,499            --
      Dividends                                                     41,461         2,391          333,065         8,289
      Due from Adviser                                               7,282         1,865              216         1,985
   Other assets                                                      1,020            --            2,830            --
                                                              ------------   -----------     ------------   -----------
      TOTAL ASSETS                                             126,611,457    30,017,329      260,205,922    28,209,569
                                                              ------------   -----------     ------------   -----------
LIABILITIES:
   Due to custodian                                                 26,915           158          145,168           153
   Payables:
      Investments purchased                                      7,038,327            --               --     2,563,498
      Capital stock purchased                                    3,513,133            --        6,706,588            --
   Accrued advisory fees                                            45,717         3,158          106,338         2,297
   Accrued expenses                                                 53,969         3,156           74,122         3,090
                                                              ------------   -----------     ------------   -----------
      TOTAL LIABILITIES                                         10,678,061         6,472        7,032,216     2,569,038
                                                              ------------   -----------     ------------   -----------
NET ASSETS                                                    $115,933,396   $30,010,857     $253,173,706   $25,640,531
                                                              ============   ===========     ============   ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                            $105,711,549   $30,058,801     $241,149,246   $25,054,284
   Undistributed net investment income (loss)                      (56,420)       (2,155)         383,770         5,312
   Accumulated net realized gain (loss) on investments           2,264,450            --        3,987,579            --
   Net unrealized appreciation / depreciation on investments     8,013,817       (45,789)       7,653,111       580,935
                                                              ------------   -----------     ------------   -----------
NET ASSETS                                                    $115,933,396   $30,010,857     $253,173,706   $25,640,531
                                                              ============   ===========     ============   ===========
   Shares outstanding (unlimited amount authorized,
      $0.01 par value)                                           6,600,000     1,200,000       15,100,000     1,000,000
   Net asset value                                            $      17.57   $     25.01     $      16.77   $     25.64
                                                              ============   ===========     ============   ===========
   Unaffiliated investments at cost                           $107,998,054   $30,058,862     $245,226,756   $25,054,307
                                                              ============   ===========     ============   ===========
   Affiliated investments at cost                             $         --   $        --     $    292,445   $        --
                                                              ============   ===========     ============   ===========

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             POWERSHARES
                                                                              VALUE LINE      POWERSHARES    POWERSHARES
                                                               POWERSHARES  TIMELINESS(TM)       WATER       WILDERHILL
                                                              LUX NANOTECH      SELECT         RESOURCES    CLEAN ENERGY
                                                                PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                              ------------  --------------  --------------  ------------
ASSETS:
   Unaffiliated investments at value                          $138,987,688   $185,637,452   $1,191,122,652  $662,078,975
   Affiliated investements at value                                                              3,447,548       713,732
   Cash                                                                 --         73,734               --            --
   Receivables:
      Capital stock sold                                                --             --       17,900,350     3,573,142
      Investments sold                                                  --     12,507,593               --            --
      Dividends                                                     71,072         52,451        1,229,015       342,702
      Due from Adviser                                               5,868          3,190               --            --
   Other assets                                                      1,437          2,263           11,416         8,014
                                                              ------------   ------------   --------------  ------------
      TOTAL ASSETS                                             139,066,065    198,276,683    1,213,710,981   666,716,565
                                                              ------------   ------------   --------------  ------------
LIABILITIES:
   Due to custodian                                                289,757             --          522,783       830,330
   Payables:
      Investments purchased                                             --             --       16,023,572     4,373,948
      Capital stock purchased                                           --     12,498,902               --            --
   Accrued advisory fees                                            55,469         84,376          482,985       270,556
   Accrued expenses                                                 58,860         85,443          333,409       210,421
                                                              ------------   ------------   --------------  ------------
      TOTAL LIABILITIES                                            404,086      12,668,72       17,362,749     5,685,255
                                                              ------------   ------------   --------------  ------------
NET ASSETS                                                    $138,661,979   $185,607,962   $1,196,348,232  $661,031,310
                                                              ============   ============   ==============  ============
NET ASSETS CONSIST OF:
   Paid-in capital                                            $133,990,615   $195,288,585   $1,157,418,285  $757,499,475
   Undistributed net investment income (loss)                      (95,453)      (162,165)       3,658,878     2,187,925
   Accumulated net realized gain (loss) on investments             106,714    (20,747,205)      (3,187,391)  (69,488,747)
   Net unrealized appreciation / depreciation on investments     4,660,103     11,228,747       38,458,460   (29,167,343)
                                                              ------------   ------------   --------------  ------------
NET ASSETS                                                    $138,661,979   $185,607,962   $1,196,348,232  $661,031,310
                                                              ============   ============   ==============  ============
   Shares outstanding (unlimited amount authorized,
      $0.01 par value)                                           7,500,000     11,900,000       67,100,000    37,000,000
   Net asset value                                            $      18.49   $      15.60   $        17.83  $      17.87
                                                              ============   ============   ==============  ============
   Unaffiliated investments at cost                           $134,327,585   $174,408,705   $1,152,664,192  $691,246,318
                                                              ============   ============   ==============  ============
   Affiliated investments at cost                             $         --   $         --   $    3,447,548  $    713,732
                                                              ============   ============   ==============  ============

                                                              POWERSHARES
                                                               WILDERHILL    POWERSHARES  POWERSHARES
                                                              PROGRESSIVE    ZACKS MICRO  ZACKS SMALL
                                                                 ENERGY          CAP          CAP
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                              -----------   ------------  -----------
ASSETS:
   Unaffiliated investments at value                          $30,176,973   $160,046,727  $67,493,905
   Affiliated investements at value                                              368,199       87,105
   Cash                                                               409             --           --
   Receivables:
      Capital stock sold                                               --             --           --
      Investments sold                                                 --             --           --
      Dividends                                                    13,240         56,456       11,465
      Due from Adviser                                              1,921          7,361       10,097
   Other assets                                                        --          2,006          707
                                                              -----------   ------------  -----------
      TOTAL ASSETS                                             30,192,543    160,480,749   67,603,279
                                                              -----------   ------------  -----------
LIABILITIES:
   Due to custodian                                                    --      1,091,954      123,059
   Payables:
      Investments purchased                                            --             --           --
      Capital stock purchased                                          --             --           --
   Accrued advisory fees                                            2,761         64,572       26,278
   Accrued expenses                                                 3,211         69,500       68,712
                                                              -----------   ------------  -----------
      TOTAL LIABILITIES                                             5,972      1,226,026      218,049
                                                              -----------   ------------  -----------
NET ASSETS                                                    $30,186,571   $159,254,723  $67,385,230
                                                              ===========   ============  ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                            $30,148,989   $155,372,010  $67,255,187
   Undistributed net investment income (loss)                       9,699        191,829       11,430
   Accumulated net realized gain (loss) on investments                 --     (8,222,527)  (1,123,709)
   Net unrealized appreciation / depreciation on investments       27,883     11,913,411    1,242,322
                                                              -----------   ------------  -----------
NET ASSETS                                                    $30,186,571   $159,254,723  $67,385,230
                                                              ===========   ============  ===========
   Shares outstanding (unlimited amount authorized,
      $0.01 par value)                                          1,200,000      9,300,000    2,600,000
   Net asset value                                            $     25.16   $      17.12  $     25.92
                                                              ===========   ============  ===========
   Unaffiliated investments at cost                           $30,149,090   $148,133,316  $66,251,583
                                                              ===========   ============  ===========
   Affiliated investments at cost                             $        --   $    368,199  $    87,105
                                                              ===========   ============  ===========

STATEMENTS OF OPERATIONS

                                                                                        POWERSHARES
                                                           POWERSHARES                 GOLDEN DRAGON    POWERSHARES
                                                           AEROSPACE &   POWERSHARES     HALTER USX       LISTED
                                                             DEFENSE    CLEANTECH(TM)      CHINA      PRIVATE EQUITY
                                                            PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                           -----------  -------------  -------------  --------------
                                                                           FOR THE                        FOR THE
                                                                            PERIOD                        PERIOD
                                                                         OCTOBER 24,                    OCTOBER 24,
                                                            SIX MONTHS      2006*        SIX MONTHS        2006*
                                                              ENDED        THROUGH         ENDED          THROUGH
                                                           OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                                               2006          2006           2006           2006
                                                           (UNAUDITED)   (UNAUDITED)    (UNAUDITED)     (UNAUDITED)
                                                           -----------  -------------  -------------  --------------
INVESTMENT INCOME:
   Unaffiliated dividend income                            $  435,902     $  2,391     $  3,668,638      $  8,289
   Affiliated dividend income                                      --           --           12,013            --
   Foreign withholding taxes                                       --           --             (831)           --
                                                           ----------     --------     ------------      --------
      TOTAL INCOME                                            435,902        2,391        3,679,820         8,289
                                                           ----------     --------     ------------      --------
EXPENSES:
   Advisory fees                                              226,935        3,158          600,951         2,297
   Administration fees                                         30,246           95           30,246            69
   Accounting                                                  27,725           63           27,725            46
   Licensing                                                   27,232          474          121,553           459
   Printing                                                     9,130          423           25,313           423
   Audit                                                        9,075          762            9,075           762
   Registration & filings                                       6,429           --            7,012            --
   Listing fee and expenses                                     5,143          423            5,324           423
   Custodian and transfer agent fees                            4,990          168            8,848           160
   Offering costs                                               4,325          164               --           164
   Trustees                                                     1,915           --            4,628            --
   Legal                                                        1,755          106            4,869           106
   Other expenses                                               6,192          478            8,004           478
                                                           ----------     --------     ------------      --------
      TOTAL EXPENSES                                          361,092        6,314          853,548         5,387
   Less fees waived/reimbursed:
      Advisory                                                (56,906)      (1,865)          (9,183)       (1,986)
                                                           ----------     --------     ------------      --------
      NET EXPENSES                                            304,186        4,449          844,365         3,401
                                                           ----------     --------     ------------      --------
      NET INVESTMENT INCOME (LOSS)                            131,716       (2,058)       2,835,455         4,888
                                                           ----------     --------     ------------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                            (127,177)          --       (4,611,601)           --
      In-kind redemptions                                   2,523,675           --       13,319,154            --
                                                           ----------     --------     ------------      --------
   Net realized gain (loss)                                 2,396,498           --        8,707,553            --
   Net change in unrealized appreciation/depreciation
      on investments                                         (289,880)     (45,789)     (12,168,770)      580,935
                                                           ----------     --------     ------------      --------
   Net realized and unrealized gain (loss) on investments   2,106,618      (45,789)      (3,461,217)      580,935
                                                           ----------     --------     ------------      --------
   Net increase (decrease) in net assets resulting from
      operations                                           $2,238,334     $(47,847)    $   (625,762)     $585,823
                                                           ==========     ========     ============      ========

*    Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                           POWERSHARES
                                                                           VALUE LINE     POWERSHARES   POWERSHARES
                                                            POWERSHARES  TIMELINESS(TM)      WATER       WILDERHILL
                                                           LUX NANOTECH      SELECT        RESOURCES    CLEAN ENERGY
                                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                           ------------  --------------  ------------  -------------
                                                            SIX MONTHS     SIX MONTHS     SIX MONTHS     SIX MONTHS
                                                               ENDED          ENDED          ENDED         ENDED
                                                            OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
                                                               2006           2006           2006           2006
                                                            (UNAUDITED)    (UNAUDITED)    (UNAUDITED)   (UNAUDITED)
                                                           ------------  --------------  ------------  -------------
INVESTMENT INCOME:
   Unaffiliated dividend income                            $   382,234    $    531,244   $ 10,794,481  $   4,942,640
   Affiliated dividend income                                       --              --          3,706         33,447
   Foreign withholding taxes                                   (21,941)         (7,402)      (161,852)             9
                                                           -----------    ------------   ------------  -------------
      TOTAL INCOME                                             360,293         523,842     10,636,335      4,976,096
                                                           -----------    ------------   ------------  -------------
EXPENSES:
   Advisory fees                                               312,182         473,169      2,564,437      1,679,856
   Administration fees                                          30,246          27,064         76,934         50,396
   Accounting                                                   27,725          24,084         51,288         33,598
   Licensing                                                    62,436          94,634        384,666        335,971
   Printing                                                     11,785          19,427        100,057         77,133
   Audit                                                         9,075           9,075          9,075          9,075
   Registration& filings                                         8,377          17,338         71,233         25,005
   Listing fee and expenses                                      5,172           5,259          6,159          5,902
   Custodian and transfer agent fees                             5,240           9,998         27,459         18,966
   Offering costs                                                8,563           7,042          8,218             --
   Trustees                                                      2,492           3,594         20,993         12,521
   Legal                                                         2,267           3,735         19,243         12,634
   Other expenses                                                5,408           7,926         21,363         14,951
                                                           -----------    ------------   ------------  -------------
      TOTAL EXPENSES                                           490,968         702,345      3,361,125      2,276,008
   Less fees waived/reimbursed:
      Advisory                                                 (45,044)        (32,558)        39,014         76,099
                                                           -----------    ------------   ------------  -------------
      NET EXPENSES                                             445,924         669,787      3,400,139      2,352,107
                                                           -----------    ------------   ------------  -------------
      NET INVESTMENT INCOME (LOSS)                             (85,631)       (145,945)     7,236,196      2,623,989
                                                           -----------    ------------   ------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                           (4,626,345)    (26,175,888)   (16,117,493)  (103,631,159)
      In-kind redemptions                                    4,998,598       8,081,791     14,832,579     39,155,970
                                                           -----------    ------------   ------------  -------------
   Net realized gain (loss)                                    372,253     (18,094,097)    (1,284,914)   (64,475,189)
   Net change in unrealized appreciation/depreciation
      on investments                                        (3,748,742)        572,212    (22,522,460)  (109,612,107)
                                                           -----------    ------------   ------------  -------------
   Net realized and unrealized gain (loss) on investments   (3,376,489)    (17,521,885)   (23,807,374)  (174,087,296)
                                                           -----------    ------------   ------------  -------------
   Net increase (decrease) in net assets resulting from
      operations                                           $(3,462,120)   $(17,667,830)  $(16,571,178) $(171,463,307)
                                                           ===========    ============   ============  =============

                                                               POWERSHARES
                                                               WILDERHILL          POWERSHARES       POWERSHARES
                                                           PROGRESSIVE ENERGY    ZACKS MICRO CAP   ZACKS SMALL CAP
                                                                PORTFOLIO           PORTFOLIO         PORTFOLIO
                                                           ------------------   ----------------  ----------------
                                                             FOR THE PERIOD
                                                            OCTOBER 24, 2006*
                                                                 THROUGH        SIX MONTHS ENDED  SIX MONTHS ENDED
                                                            OCTOBER 31, 2006    OCTOBER 31, 2006  OCTOBER 31, 2006
                                                               (UNAUDITED)         (UNAUDITED)       (UNAUDITED)
                                                           ------------------   ----------------  ----------------
INVESTMENT INCOME:
   Unaffiliated dividend income                                  $13,241          $    695,760      $   279,262
   Affiliated dividend income                                         --                   665              144
   Foreign withholding taxes                                          --                  (537)            (156)
                                                                 -------          ------------      -----------
      TOTAL INCOME                                                13,241               695,888          279,250
                                                                 -------          ------------      -----------
EXPENSES:
   Advisory fees                                                   2,761               363,377          151,545
   Administration fees                                                83                30,246           15,186
   Accounting                                                         55                27,725           13,247
   Licensing                                                         552                72,675           30,309
   Printing                                                          423                16,775            6,212
   Audit                                                             762                 9,075            9,075
   Registration& filings                                              --                 7,929            9,456
   Listing fee and expenses                                          423                 5,230            5,112
   Custodian and transfer agent fees                                 164                12,912            3,460
   Offering costs                                                    165                 7,803            7,280
   Trustees                                                           --                 2,766            1,126
   Legal                                                             106                 3,225            1,194
   Other expenses                                                    478                10,969            6,500
                                                                 -------          ------------      -----------
      TOTAL EXPENSES                                               5,972               570,707          259,702
   Less fees waived/reimbursed:
      Advisory                                                    (1,921)              (53,868)         (39,951)
                                                                 -------          ------------      -----------
      NET EXPENSES                                                 4,051               516,839          219,751
                                                                 -------          ------------      -----------
      NET INVESTMENT INCOME (LOSS)                                 9,190               179,049           59,499
                                                                 -------          ------------      -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                                     --           (12,743,567)      (3,396,468)
      In-kind redemptions                                             --             9,284,022        2,346,844
                                                                 -------          ------------      -----------
   Net realized gain (loss)                                           --            (3,459,545)      (1,049,624)
   Net change in unrealized appreciation/depreciation
      on investments                                              27,883              (204,756)      (1,325,416)
                                                                 -------          ------------      -----------
   Net realized and unrealized gain (loss) on investments         27,883            (3,664,301)      (2,375,040)
                                                                 -------          ------------      -----------
   Net increase (decrease) in net assets resulting from
      operations                                                 $37,073          $ (3,485,252)     $(2,315,541)
                                                                 =======          ============      ===========

STATEMENTS OF CHANGES IN NET ASSETS


                                                            POWERSHARES                                         POWERSHARES
                                                            AEROSPACE &              POWERSHARES               GOLDEN DRAGON
                                                              DEFENSE               CLEANTECH(TM)            HALTER USX CHINA
                                                             PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                                --------------------------------  ----------------  --------------------------------
                                                                                   FOR THE PERIOD
                                                                  FOR THE PERIOD     OCTOBER 24,
                                                SIX MONTHS ENDED    OCTOBER 26,     2006* THROUGH   SIX MONTHS ENDED   FOR THE YEAR
                                                OCTOBER 31, 2006   2005* THROUGH  OCTOBER 31, 2006  OCTOBER 31, 2006    YEAR ENDED
                                                   (UNAUDITED)    APRIL 30, 2006     (UNAUDITED)       (UNAUDITED)    APRIL 30, 2006
                                                ----------------  --------------  ----------------  ----------------  --------------
OPERATIONS:
   Net investment income (loss)                   $    131,716     $    91,022      $    (2,058)      $  2,835,455     $  1,067,194
   Net realized gain (loss) on investments           2,396,498         159,769               --          8,707,553        1,538,875
   Net change in unrealized appreciation/
      depreciation on investments                     (289,880)      8,303,697          (45,789)       (12,168,770)      23,738,694
                                                  ------------     -----------      -----------       ------------     ------------
      Net increase (decrease) in net assets
         resulting from operations                   2,238,334       8,554,488          (47,847)          (625,762)      26,344,763
                                                  ------------     -----------      -----------       ------------     ------------
   Undistributed net investment income
      included in price of units issued and
      redeemed                                            (304)             --              (97)            40,674               --
                                                  ------------     -----------      -----------       ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                              (219,878)        (59,157)              --         (3,099,021)        (741,732)
   Tax return of capital                                    --              --               --                 --               --
                                                  ------------     -----------      -----------       ------------     ------------
   Total distributions                                (219,878)        (59,157)              --         (3,099,021)        (741,732)
                                                  ------------     -----------      -----------       ------------     ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                        43,978,349      79,923,553       30,058,704         63,281,289      182,731,681
   Value of shares repurchased                     (15,198,940)     (3,283,353)              --        (44,713,074)     (19,388,492)
   Net income equalization                                 304              --               97            (40,674)              --
                                                  ------------     -----------      -----------       ------------     ------------
   Net increase in net assets resulting
      from share transactions                       28,779,713      76,640,200       30,058,801         18,527,541      163,343,189
                                                  ------------     -----------      -----------       ------------     ------------
   INCREASE IN NET ASSETS                           30,797,865      85,135,531       30,010,857         14,843,432      188,946,220
NET ASSETS:
   Beginning of period                              85,135,531              --               --        238,330,274       49,384,054
                                                  ------------     -----------      -----------       ------------     ------------
   End of period                                  $115,933,396     $85,135,531      $30,010,857       $253,173,706     $238,330,274
                                                  ============     ===========      ===========       ============     ============
   Undistributed net investment income (loss)
      at end of period                            $    (56,420)    $    32,046      $    (2,155)      $    383,770     $    606,662
                                                  ============     ===========      ===========       ============     ============
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                       2,600,000       5,100,000        1,200,000          3,800,000       11,600,000
   Shares repurchased                                 (900,000)       (200,000)              --         (2,800,000)      (1,300,000)
   Shares outstanding, beginning of period           4,900,000              --               --         14,100,000        3,800,000
                                                  ------------     -----------      -----------       ------------     ------------
   Shares outstanding, end of period                 6,600,000       4,900,000        1,200,000         15,100,000       14,100,000
                                                  ============     ===========      ===========       ============     ============

*    Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   POWERSHARES                                                 POWERSHARES
                                                     LISTED                  POWERSHARES                       VALUE LINE
                                                 PRIVATE EQUITY             LUX NANOTECH                  TIMELINESS(TM) SELECT
                                                    PORTFOLIO                 PORTFOLIO                         PORTFOLIO
                                                ----------------  --------------------------------  --------------------------------
                                                 FOR THE PERIOD
                                                   OCTOBER 24,                      FOR THE PERIOD                    FOR THE PERIOD
                                                  2006* THROUGH   SIX MONTHS ENDED    OCTOBER 26,   SIX MONTHS ENDED    DECEMBER 6,
                                                OCTOBER 31, 2006  OCTOBER 31, 2006   2005* THROUGH  OCTOBER 31, 2006   2005* THROUGH
                                                   (UNAUDITED)       (UNAUDITED)    APRIL 30, 2006     (UNAUDITED)    APRIL 30, 2006
                                                ----------------  ----------------  --------------  ----------------  --------------
OPERATIONS:
   Net investment income (loss)                   $     4,888       $    (85,631)    $     56,369     $   (145,945)    $   (125,631)
   Net realized gain (loss) on investments                 --            372,253        4,225,042      (18,094,097)          73,298
   Net change in unrealized appreciation/
      depreciation on investments                     580,935         (3,748,742)       8,408,845          572,212       10,656,535
                                                  -----------       ------------     ------------     ------------     ------------
      Net increase (decrease) in net assets
         resulting from operations                    585,823         (3,462,120)      12,690,256      (17,667,830)      10,604,202
                                                  -----------       ------------     ------------     ------------     ------------
   Undistributed net investment income
      included in price of units issued and
      redeemed                                            424             (9,822)              --          (16,220)              --
                                                  -----------       ------------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                   --                 --          (22,920)              --               --
   Tax return of capital                                   --                 --         (147,353)              --               --
                                                  -----------       ------------     ------------     ------------     ------------
   Total distributions                                     --                 --         (170,273)              --               --
                                                  -----------       ------------     ------------     ------------     ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                       25,054,708         41,761,505      117,694,691      187,299,163      206,285,386
   Value of shares repurchased                             --        (12,053,818)     (17,798,262)    (166,832,908)     (34,080,051)
   Net income equalization                               (424)             9,822               --           16,220               --
                                                  -----------       ------------     ------------     ------------     ------------
   Net increase in net assets resulting
      from share transactions                      25,054,284         29,717,509       99,896,429       20,482,475      172,205,335
                                                  -----------       ------------     ------------     ------------     ------------
   INCREASE IN NET ASSETS                          25,640,531         26,245,567      112,416,412        2,798,425      182,809,537
NET ASSETS:
   Beginning of period                                     --        112,416,412               --      182,809,537               --
                                                  -----------       ------------     ------------     ------------     ------------
   End of period                                  $25,640,531       $138,661,979     $112,416,412     $185,607,962     $182,809,537
                                                  ===========       ============     ============     ============     ============
   Undistributed net investment income (loss)
      at end of period                            $     5,312       $    (95,453)    $         --     $   (162,165)    $         --
                                                  ===========       ============     ============     ============     ============
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                      1,000,000          2,300,000        6,900,000       12,400,000       12,800,000
   Shares repurchased                                      --           (700,000)      (1,000,000)     (11,200,000)      (2,100,000)
   Shares outstanding, beginning of period                 --          5,900,000               --       10,700,000               --
                                                  -----------       ------------     ------------     ------------     ------------
   Shares outstanding, end of period                1,000,000          7,500,000        5,900,000       11,900,000       10,700,000
                                                  ===========       ============     ============     ============     ============

                                                                                           POWERSHARES
                                                          POWERSHARES                   WILDERHILL CLEAN
                                                        WATER RESOURCES                      ENERGY
                                                           PORTFOLIO                        PORTFOLIO
                                               --------------------------------  --------------------------------
                                                                 FOR THE PERIOD                    FOR THE PERIOD
                                               SIX MONTHS ENDED    DECEMBER 6,   SIX MONTHS ENDED  MARCH 3, 2005*
                                               OCTOBER 31, 2006  2005* THROUGH   OCTOBER 31, 2006      THROUGH
                                                  (UNAUDITED)    APRIL 30, 2006     (UNAUDITED)    APRIL 30, 2006
                                               ----------------  --------------  ----------------  --------------
OPERATIONS:
   Net investment income (loss)                 $    7,236,196    $    713,009    $   2,623,989     $   (782,921)
   Net realized gain (loss) on investments          (1,284,914)      3,680,611      (64,475,189)      19,308,968
   Net change in unrealized appreciation/
      depreciation on investments                  (22,522,460)     60,980,920     (109,612,107)      84,680,554
                                                --------------    ------------    -------------     ------------
      Net increase (decrease) in net assets
         resulting from operations                 (16,571,178)     65,374,540     (171,463,307)     103,206,601
                                                --------------    ------------    -------------     ------------
      Undistributed net investment income
         (loss) included in price of units
         issued and redeemed                           430,649              --          (73,114)              --
                                                --------------    ------------    -------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                            (4,429,889)       (291,087)        (362,950)              --
   Tax return of capital                                    --              --               --               --
                                                --------------    ------------    -------------     ------------
   Total distributions                              (4,429,889)       (291,087)        (362,950)              --
                                                --------------    ------------    -------------     ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                       337,009,942     963,167,470      309,131,563      667,646,977
   Value of shares repurchased                    (110,868,689)    (37,042,877)    (199,213,624)     (74,926,387)
   Net income equalization                            (430,649)             --           73,114               --
                                                --------------    ------------    -------------     ------------
   Net increase in net assets resulting from
      share transactions                           225,710,604     926,124,593      109,991,053      592,720,590
                                                --------------    ------------    -------------     ------------
      INCREASE(DECREASE)IN NET ASSETS              205,140,186     991,208,046      (61,908,318)     695,927,191
NET ASSETS:
   Beginning of period                             991,208,046              --      722,939,628       27,012,437
                                                --------------    ------------    -------------     ------------
   End of period                                $1,196,348,232    $991,208,046    $ 661,031,310     $722,939,628
                                                ==============    ============    =============     ============
   Undistributed net investment income (loss)
      at end of period                          $    3,658,878    $    421,922    $   2,187,925     $         --
                                                ==============    ============    =============     ============
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                      19,500,000      56,400,000       15,600,000       34,200,000
   Shares repurchased                               (6,700,000)     (2,100,000)     (10,900,000)      (4,000,000)
   Shares outstanding, beginning of period          54,300,000              --       32,300,000        2,100,000
                                                --------------    ------------    -------------     ------------
   Shares outstanding, end of period                67,100,000      54,300,000       37,000,000       32,300,000
                                                ==============    ============    =============     ============

*    Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                POWERSHARES
                                                WILDERHILL                 POWERSHARES                        POWERSHARES
                                            PROGRESSIVE ENERGY           ZACKS MICRO CAP                    ZACKS SMALL CAP
                                                 PORTFOLIO                  PORTFOLIO                          PORTFOLIO
                                            ------------------  --------------------------------  ----------------------------------
                                              FOR THE PERIOD
                                                OCTOBER 24,                        FOR THE PERIOD                     FOR THE PERIOD
                                               2006* THROUGH    SIX MONTHS ENDED  AUGUST 18, 2005*  SIX MONTHS ENDED   FEBRUARY 16,
                                             OCTOBER 31, 2006   OCTOBER 31, 2006       THROUGH      OCTOBER 31, 2006   2006* THROUGH
                                                (UNAUDITED)        (UNAUDITED)     APRIL 30, 2006      (UNAUDITED)    APRIL 30, 2006
                                            ------------------  ----------------  ----------------  ----------------  --------------
OPERATIONS:
   Net investment income (loss)                 $     9,190       $    179,049      $      5,125      $     59,499     $    26,152
   Net realized gain (loss) on investments               --         (3,459,545)        5,059,182        (1,049,624)        (74,085)
   Net change in unrealized appreciation/
      depreciation on investments                    27,883           (204,756)       12,118,167        (1,325,416)      2,567,738
                                                -----------       ------------      ------------      ------------     -----------
      Net increase (decrease) in net
         assets resulting from operations            37,073         (3,485,252)       17,182,474        (2,315,541)      2,519,805
                                                -----------       ------------      ------------      ------------     -----------
      Undistributed net investment income
         (loss) included in price of units
         issued and redeemed                            509             12,780                --             3,619              --
                                                -----------       ------------      ------------      ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                 --                 --           (50,928)          (77,840)             --
   Tax return of capital                                 --                 --           (17,888)               --              --
                                                -----------       ------------      ------------      ------------     -----------
   Total distributions                                   --                 --           (68,816)          (77,840)             --
                                                -----------       ------------      ------------      ------------     -----------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                     30,149,498         61,759,689       188,141,968        33,742,938      56,346,347
   Value of shares repurchased                           --        (57,995,295)      (46,280,045)      (22,830,479)             --
   Net income equalization                             (509)           (12,780)               --            (3,619)             --
                                                -----------       ------------      ------------      ------------     -----------
   Net increase in net assets resulting
      from share transactions                    30,148,989          3,751,614       141,861,923        10,908,840      56,346,347
                                                -----------       ------------      ------------      ------------     -----------
      INCREASE(DECREASE)IN NET ASSETS            30,186,571            279,142       158,975,581         8,519,078      58,866,152
NET ASSETS:
   Beginning of period                                   --        158,975,581                --        58,866,152              --
                                                -----------       ------------      ------------      ------------     -----------
   End of period                                $30,186,571       $159,254,723      $158,975,581      $ 67,385,230     $58,866,152
                                                ===========       ============      ============      ============     ===========
   Undistributed net investment income
      (loss) at end of period                   $     9,699       $    191,829      $         --      $     11,430     $    26,152
                                                ===========       ============      ============      ============     ===========
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                    1,200,000          3,800,000        12,000,000         1,300,000       2,200,000
   Shares repurchased                                    --         (3,600,000)       (2,900,000)         (900,000)             --
   Shares outstanding, beginning of period               --          9,100,000                --         2,200,000              --
                                                -----------       ------------      ------------      ------------     -----------
   Shares outstanding, end of period              1,200,000          9,300,000         9,100,000         2,600,000       2,200,000
                                                ===========       ============      ============      ============     ===========

FINANCIAL HIGHLIGHTS

POWERSHARES AEROSPACE & DEFENSE PORTFOLIO

                                                                                   FOR THE PERIOD
                                                              SIX MONTHS ENDED   OCTOBER 26, 2005*
                                                              OCTOBER 31, 2006        THROUGH
                                                                 (UNAUDITED)       APRIL 30, 2006
                                                              ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                         $  17.37            $ 14.91
                                                                  --------            -------
   Net investment income**                                            0.02               0.03
   Net realized and unrealized gain on investments                    0.22               2.45
                                                                  --------            -------
      Total from operations                                           0.24               2.48
                                                                  --------            -------
   Undistributed net investment income included in price of
   units issued and redeemed**                                          --(a)              --
                                                                  --------            -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             (0.04)             (0.02)
                                                                  --------            -------
   Net asset value at end of period                               $  17.57            $ 17.37
                                                                  --------            -------
TOTAL RETURN:***                                                      1.40%             16.66%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                    $115,933            $85,136
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.67%+             0.68%+
      Expenses, prior to waivers                                      0.80%+             0.80%+
      Net investment income, net of waivers                           0.29%+             0.31%+
   Portfolio turnover rate++                                             4%                 1%

POWERSHARES CLEANTECH(TM) PORTFOLIO

                                                                 FOR THE PERIOD
                                                               OCTOBER 24, 2006*
                                                                    THROUGH
                                                                OCTOBER 31, 2006
                                                                  (UNAUDITED)
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                           $ 24.70
                                                                    -------
   Net investment income**                                            --(a)
   Net realized and unrealized gain on investments                     0.31
                                                                    -------
      Total from operations                                            0.31
                                                                    -------
   Undistributed net investment income included in price
   of units issued and redeemed**                                        --(a)
                                                                    -------
   Net asset value at end of period                                 $ 25.01
                                                                    -------
TOTAL RETURN:***                                                       1.26%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                      $30,011
   Ratio to average net assets of:
      Expenses, net of waivers                                         0.70%+
      Expenses, prior to waivers                                       1.00%+
      Net investment loss, net of waivers                             (0.33)%+
   Portfolio turnover rate++                                              0%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO

                                                                                                  FOR THE PERIOD
                                                            SIX MONTHS ENDED                    DECEMBER 9, 2004*
                                                            OCTOBER 31, 2006     YEAR ENDED          THROUGH
                                                               (UNAUDITED)     APRIL 30, 2006     APRIL 30, 2005
                                                            ----------------   --------------   -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                       $  16.90          $  13.00           $ 14.55
                                                                --------          --------           -------
   Net investment income**                                          0.19              0.17              0.06
   Net realized and unrealized gain (loss) on investments          (0.12)             3.89             (1.61)
                                                                --------          --------           -------
      Total from operations                                         0.07              4.06             (1.55)
                                                                --------          --------           -------
   Undistributed net investment income included in  price
      of units issued and redeemed**                                  --(a)             --                --
                                                                --------          --------           -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (0.20)            (0.16)               --
                                                                --------          --------           -------
   Net asset value at end of period                             $  16.77          $  16.90           $ 13.00
                                                                --------          --------           -------
TOTAL RETURN:***                                                    0.55%            31.52%           (10.68)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                  $253,174          $238,330           $49,384
   Ratio to average net assets of:
      Expenses, net of waivers                                      0.69%+            0.71%+            0.70%+
      Expenses, prior to waivers                                    0.70%+            0.88%+            0.97%+
      Net investment income, net of waivers                         2.33%+            1.18%+            1.24%+
   Portfolio turnover rate++                                           8%               21%                9%

POWERSHARES LISTED PRIVATE EQUITY PORTFOLIO

                                                                 FOR THE PERIOD
                                                               OCTOBER 24, 2006*
                                                                    THROUGH
                                                               OCTOBER 31, 2006
                                                                  (UNAUDITED)
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                           $ 25.09
                                                                    -------
   Net investment income**                                             0.01
   Net realized and unrealized gain on investments                     0.54
                                                                    -------
      Total from operations                                            0.55
                                                                    -------
   Undistributed net investment income included in price of
      units issued and redeemed**                                        --(a)
                                                                    -------
   Net asset value at end of period                                 $ 25.64
                                                                    -------
TOTAL RETURN:***                                                       2.19%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                      $25,641
   Ratio to average net assets of:
      Expenses, net of waivers                                         0.74%+
      Expenses, prior to waivers                                       1.17%+
      Net investment income, net of waivers                            1.06%+
   Portfolio turnover rate++                                              0%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES LUX NANOTECH PORTFOLIO

                                                                                   FOR THE PERIOD
                                                              SIX MONTHS ENDED   OCTOBER 26, 2005*
                                                              OCTOBER 31, 2006        THROUGH
                                                                 (UNAUDITED)       APRIL 30, 2006
                                                              ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                         $  19.05            $  15.32
                                                                  --------            --------
   Net investment income (loss)**                                    (0.01)               0.02
   Net realized and unrealized gain (loss) on investments            (0.55)               3.79
                                                                  --------            --------
      Total from operations                                          (0.56)               3.81
                                                                  --------            --------
   Undistributed net investment income included in price of
      units issued and redeemed**                                       --(a)               --
                                                                  --------            --------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                --               (0.01)
   Tax return of capital                                                --               (0.07)
                                                                  --------            --------
   Total distributions                                                  --               (0.08)
                                                                  --------            --------
   Net asset value at end of period                               $  18.49            $  19.05
                                                                  --------            --------
TOTAL RETURN:***                                                     (2.94)%             24.94%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                    $138,662            $112,416
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.71%+              0.73%+
      Expenses, prior to waivers                                      0.79%+              0.83%+
      Net investment income (loss), net of waivers                   (0.14)%+             0.17%+
   Portfolio turnover rate++                                            10%                  6%

POWERSHARES VALUE LINE TIMELINESS(TM) SELECT PORTFOLIO

                                                                                   FOR THE PERIOD
                                                              SIX MONTHS ENDED   DECEMBER 6, 2005*
                                                              OCTOBER 31, 2006        THROUGH
                                                                 (UNAUDITED)       APRIL 30, 2006
                                                              ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                         $  17.09            $  15.52
                                                                  --------            --------
   Net investment loss**                                             (0.01)              (0.02)
   Net realized and unrealized gain (loss) on investments            (1.48)               1.59
                                                                  --------            --------
      Total from operations                                          (1.49)               1.57
                                                                  --------            --------
   Undistributed net investment income included in price of
      units issued and redeemed**                                       --(a)               --
                                                                  --------            --------
   Net asset value at end of period                               $  15.60            $  17.09
                                                                  --------            --------
TOTAL RETURN:***                                                     (8.72)%             10.12%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                    $185,608            $182,810
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.71%+              0.71%+
      Expenses, prior to waivers                                      0.74%+              0.78%+
      Net investment loss, net of waivers                            (0.15)%+            (0.30)%+
   Portfolio turnover rate++                                            78%                 39%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES WATER RESOURCES PORTFOLIO

                                                                                   FOR THE PERIOD
                                                              SIX MONTHS ENDED   DECEMBER 6, 2005*
                                                              OCTOBER 31, 2006        THROUGH
                                                                 (UNAUDITED)       APRIL 30, 2006
                                                              ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                        $    18.25           $  15.32
                                                                 ----------           --------
   Net investment income**                                             0.12               0.02
   Net realized and unrealized gain (loss) on investments             (0.48)              2.94
                                                                 ----------           --------
      Total from operations                                           (0.36)              2.96
                                                                 ----------           --------
   Undistributed net investment income included in price of
      units issued and redeemed**                                      0.01                 --
                                                                 ----------           --------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              (0.07)             (0.03)
                                                                 ----------           --------
   Net asset value at end of period                              $    17.83           $  18.25
                                                                 ----------           --------
TOTAL RETURN:***                                                      (1.87)%            19.38%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                   $1,196,348           $991,208
   Ratio to average net assets of:
      Expenses, net of waivers/reimbursements                          0.66%+             0.67%+
      Expenses, prior to waivers/reimbursements                        0.66%+             0.70%+
      Net investment income, net of waivers/reimbursements             1.41%+             0.40%+
   Portfolio turnover rate ++                                             9%                 2%

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO

                                                                                                  FOR THE PERIOD
                                                              SIX MONTHS ENDED                    MARCH 3, 2005*
                                                              OCTOBER 31, 2006     YEAR ENEDED        THROUGH
                                                                 (UNAUDITED)     APRIL 30, 2006   APRIL 30, 2005
                                                              ----------------   --------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                         $  22.38          $  12.86          $ 15.61
                                                                  --------          --------          -------
   Net investment income (loss)**                                     0.07             (0.07)           (0.01)
   Net realized and unrealized gain (loss) on investments            (4.57)             9.59            (2.74)
                                                                  --------          --------          -------
      Total from operations                                          (4.50)             9.52            (2.75)
                                                                  --------          --------          -------
   Undistributed net investment income included in price of
      units issued and redeemed**                                       --(a)             --               --
                                                                  --------          --------          -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             (0.01)               --               --
                                                                  --------          --------          -------
   Net asset value at end of period                               $  17.87          $  22.38          $ 12.86
                                                                  --------          --------          -------
TOTAL RETURN:***                                                    (20.11)%           74.03%          (17.59)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                    $661,031          $772,940          $27,012
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.76%+            0.71%+           0.70%+
      Expenses, prior to waivers                                      0.78%+            0.75%+           1.35%+
      Net investment income (loss), net of waivers                    0.78%+           (0.39)%+         (0.31)%+
   Portfolio turnover rate ++                                           27%                6%               9%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES WILDERHILL PROGRESSIVE ENERGY PORTFOLIO

                                                                 FOR THE PERIOD
                                                               OCTOBER 24, 2006*
                                                                    THROUGH
                                                                OCTOBER 31, 2006
                                                                  (UNAUDITED)
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                           $ 24.91
                                                                    -------
   Net investment income**                                             0.01
   Net realized and unrealized gain on investments                     0.24
                                                                    -------
      Total from operations                                            0.25
                                                                    -------
   Undistributed net investment income included in price of
      units issued and redeemed**                                        --(a)
                                                                    -------
   Net asset value at end of period                                 $ 25.16
                                                                    -------
TOTAL RETURN:***                                                       1.00%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                      $30,187
   Ratio to average net assets of:
      Expenses, net of waivers                                         0.73%+
      Expenses, prior to waivers                                       1.08%+
      Net investment income, net of waivers                            1.66%+
   Portfolio turnover rate ++                                             0%

POWERSHARES ZACKS MICRO CAP PORTFOLIO

                                                                                   FOR THE PERIOD
                                                               SIX MONTHS ENDED   AUGUST 18, 2005*
                                                               OCTOBER 31, 2006        THROUGH
                                                                  (UNAUDITED)      APRIL 30, 2006
                                                               ----------------   ----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $  17.47           $  14.79
                                                                   --------           --------
   Net investment income**                                             0.02                 --(a)
   Net realized and unrealized gain (loss) on investments             (0.37)              2.69
                                                                   --------           --------
      Total from operations                                           (0.35)              2.69
                                                                   --------           --------
   Undistributed net investment income included in price of
      units issued and redeemed**                                        --(a)              --
                                                                   --------           --------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 --              (0.01)
   Tax return of capital                                                 --                 --(a)
                                                                   --------           --------
   Total distributions                                                   --              (0.01)
                                                                   --------           --------
   Net asset value at end of period                                $  17.12           $  17.47
                                                                   --------           --------
TOTAL RETURN:***                                                      (2.00)%            18.20%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $159,255           $158,976
   Ratio to average net assets of:
      Expenses, net of waivers                                         0.71%+             0.72%+
      Expenses, prior to waivers                                       0.79%+             0.82%+
      Net investment income, net of waivers                            0.25%+             0.01%+
   Portfolio turnover rate++                                             41%                78%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES ZACKS SMALL CAP PORTFOLIO

                                                                                    FOR THE PERIOD
                                                               SIX MONTHS ENDED   FEBRUARY 16, 2006*
                                                               OCTOBER 31, 2006         THROUGH
                                                                  (UNAUDITED)       APRIL 30, 2006
                                                               ----------------   ------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                           $ 26.76           $ 25.41
                                                                    -------           -------
   Net investment income**                                             0.02              0.02
   Net realized and unrealized gain (loss) on investments             (0.83)             1.33
                                                                    -------           -------
      Total from operations                                           (0.81)             1.35
                                                                    -------           -------
   Undistributed net investment income included in price of
      units issued and redeemed**                                        --(a)             --
                                                                    -------           -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              (0.03)               --
                                                                    -------           -------
   Net asset value at end of period                                 $ 25.92           $ 26.76
                                                                    -------           -------
TOTAL RETURN:***                                                      (3.01)%            5.31%
                                                                    -------           -------
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                      $67,385           $58,866
                                                                    -------           -------
   Ratio to average net assets of:
      Expenses, net of waivers                                         0.73%+            0.75%+
      Expenses, prior to waivers                                       0.86%+            1.17%+
      Net investment income, net of waivers                            0.20%+            0.30%+
   Portfolio turnover rate ++                                            37%                1%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC BASIC MATERIALS SECTOR PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks--99.8%
            BUILDING MATERIALS--2.7%
    5,448   Eagle Materials, Inc.                                    $   199,942
    5,322   Florida Rock Industries, Inc.                                228,313
                                                                     -----------
                                                                         428,255
                                                                     -----------
            CHEMICALS--49.5%
    8,598   A. Schulman, Inc.                                            208,158
    5,442   Air Products & Chemicals, Inc.                               379,144
    5,478   Airgas, Inc.                                                 207,123
    3,666   Albemarle Corp.                                              238,400
    7,194   Arch Chemicals, Inc.                                         240,711
    3,054   Ashland, Inc.                                                180,491
   10,608   Celanese Corp., Series A                                     218,631
    3,852   Cytec Industries, Inc.                                       213,362
    9,618   Dow Chemical (The) Co.                                       392,317
    3,792   Eastman Chemical Co.                                         231,009
    8,118   Ecolab, Inc.                                                 368,151
    9,036   E.I. du Pont de Nemours and Co.                              413,848
    3,210   FMC Corp.                                                    220,046
    7,608   Georgia Gulf Corp.                                           162,735
   13,038   Hercules, Inc.*                                              237,292
    4,500   Lubrizol Corp.                                               202,500
    7,542   Lyondell Chemical Co.                                        193,603
    7,548   Monsanto Co.                                                 333,773
    3,252   NewMarket Corp.                                              209,104
   13,332   Olin Corp.                                                   230,644
    4,890   OM Group, Inc.*                                              278,730
   23,478   PolyOne Corp.*                                               192,520
    5,670   PPG Industries, Inc.                                         387,828
    6,282   Praxair, Inc.                                                378,491
    8,058   Rohm & Haas Co.                                              417,565
    9,864   Sensient Technologies Corp.                                  227,365
    2,688   Sigma-Aldrich Corp.                                          201,896
    9,276   Spartech Corp.                                               254,162
    7,530   Valspar Corp.                                                201,729
    6,756   Westlake Chemical Corp.                                      213,152
                                                                     -----------
                                                                       7,834,480
                                                                     -----------
            ENVIRONMENTAL CONTROL--1.3%
    7,842   Metal Management, Inc.                                       215,498
                                                                     -----------
            FOREST PRODUCTS & PAPER--1.1%
    4,308   Temple-Inland, Inc.                                          169,908
                                                                     -----------
            HOUSEHOLD PRODUCTS/WARES--1.5%
    4,824   Scotts Miracle-Gro (The) Co., Class A                        238,595
                                                                     -----------
            IRON/STEEL--18.1%
   15,030   AK Steel Holding Corp.* 224,398
    6,120   Allegheny Technologies, Inc.                                 481,827
    2,040   Carpenter Technology Corp.                                   218,260
    5,550   Chaparral Steel Co.                                          230,825
    7,158   Nucor Corp.                                                  418,099
    4,014   Oregon Steel Mills, Inc.*                                $   218,362
    6,354   Reliance Steel & Aluminum Co.                                218,260
    9,024   Ryerson, Inc.                                                217,478
    3,822   Steel Dynamics, Inc.                                         229,740
    5,940   United States Steel Corp.                                    401,544
                                                                     -----------
                                                                       2,858,793
                                                                     -----------
            METAL FABRICATE/HARDWARE--2.3%
    5,622   Quanex Corp.                                                 188,394
    9,948   Worthington Industries, Inc.                                 171,901
                                                                     -----------
                                                                         360,295
                                                                     -----------
            MINING--16.2%
   12,258   Alcoa, Inc.                                                  354,379
    5,658   Century Aluminum Co.*                                        220,209
    6,180   Freeport-McMoRan Copper & Gold, Inc., Class B                373,766
   31,662   Hecla Mining Co.*                                            206,120
    4,008   Phelps Dodge Corp.                                           402,323
    7,884   Southern Copper Corp.                                        405,080
    7,524   Titanium Metals Corp.*                                       221,808
    4,650   Vulcan Materials Co.                                         378,882
                                                                     -----------
                                                                       2,562,567
                                                                     -----------
            PACKAGING & CONTAINERS--7.1%
    6,114   Bemis Co.                                                    205,553
    2,742   Greif, Inc., Class A                                         256,952
    7,230   Pactiv Corp.*                                                222,973
    3,792   Sealed Air Corp.                                             225,700
    5,916   Sonoco Products Co.                                          209,900
                                                                     -----------
                                                                       1,121,078
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $15,141,346)--99.8%                                 15,789,469
            Other assets less liabilities--0.2%                           30,808
                                                                     -----------
            NET ASSETS--100.0%                                       $15,820,277
                                                                     ===========

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC CONSUMER DISCRETIONARY SECTOR PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks--100.0%
            ADVERTISING--2.5%
    3,846   Omnicom Group, Inc.                                      $   390,177
                                                                     -----------
            AIRLINES--6.6%
    7,980   Continental Airlines, Inc., Class B*                         294,302
   11,832   Republic Airways Holdings, Inc.*                             211,438
   19,818   Southwest Airlines Co.                                       297,865
    4,644   US Airways Group, Inc.*                                      231,550
                                                                     -----------
                                                                       1,035,155
                                                                     -----------
            APPAREL--12.1%
    6,012   Jones Apparel Group, Inc.                                    200,801
    4,374   NIKE, Inc., Class B                                          401,882
    4,872   Phillips-Van Heusen                                          222,943
    3,198   Polo Ralph Lauren Corp.                                      227,058
    8,172   Skechers U.S.A., Inc., Class A*                              244,261
    4,956   VF Corp.                                                     376,706
    7,404   Wolverine World Wide, Inc.                                   209,977
                                                                     -----------
                                                                       1,883,628
                                                                     -----------
            AUTO PARTS & EQUIPMENT--2.4%
    3,300   Autoliv, Inc.                                                187,671
    3,294   BorgWarner, Inc.                                             189,405
                                                                     -----------
                                                                         377,076
                                                                     -----------
            CHEMICALS--2.6%
    6,798   Sherwin-Williams (The) Co.                                   402,646
                                                                     -----------
            COMMERCIAL SERVICES--6.4%
    5,124   Arbitron, Inc.                                               215,208
   15,450   Corinthian Colleges, Inc.*                                   189,263
    2,814   ITT Educational Services, Inc.*                              194,025
    5,262   Jackson Hewitt Tax Service, Inc.                             182,065
   34,128   Stewart Enterprises, Inc., Class A                           210,911
                                                                     -----------
                                                                         991,472
                                                                     -----------
            ENTERTAINMENT--3.8%
    5,124   Speedway Motorsports, Inc.                                   193,021
    4,980   Vail Resorts, Inc.*                                          192,477
    7,734   Warner Music Group Corp.                                     200,543
                                                                     -----------
                                                                         586,041
                                                                     -----------
            HAND/MACHINE TOOLS--1.4%
    2,502   Black & Decker Corp.                                         209,868
                                                                     -----------
            HOME FURNISHINGS--2.5%
   11,790   Tempur-Pedic International, Inc.*                            232,735
   23,346   Tivo, Inc.*                                                  149,181
                                                                     -----------
                                                                         381,916
                                                                     -----------
            HOUSEWARES--2.3%
   12,606   Newell Rubbermaid, Inc.                                      362,801
                                                                     -----------
            INTERNET--1.4%
    5,562   Priceline.com, Inc.*                                         224,093
                                                                     -----------
            LEISURE TIME--3.9%
    6,492   Brunswick Corp.                                          $   204,498
    5,814   Harley-Davidson, Inc.                                        399,015
                                                                     -----------
                                                                         603,513
                                                                     -----------
            LODGING--2.5%
    6,600   Starwood Hotels & Resorts Worldwide, Inc.                    394,284
                                                                     -----------
            MACHINERY-DIVERSIFIED--1.4%
    8,118   Sauer-Danfoss, Inc.                                          215,289
                                                                     -----------
            MEDIA--11.3%
   18,036   DIRECTV Group (The), Inc.*                                   401,842
   59,886   Gemstar-TV Guide International, Inc.*                        208,403
   18,090   News Corp., Class A                                          377,177
   20,460   Time Warner, Inc.                                            409,404
   11,604   Walt Disney (The) Co.                                        365,062
                                                                     -----------
                                                                       1,761,888
                                                                     -----------
            RETAIL--36.9%
    5,154   American Eagle Outfitters                                    236,053
    4,716   AnnTaylor Stores Corp.*                                      207,598
    9,444   Asbury Automotive Group, Inc.                                226,656
    6,654   Bob Evans Farms, Inc.                                        225,637
    5,058   Brinker International, Inc.                                  234,843
    5,844   Brown Shoe Co., Inc.                                         227,682
    5,148   Carmax, Inc.*                                                228,056
    6,852   Charlotte Russe Holding, Inc.*                               189,458
    7,332   Christopher & Banks Corp.                                    197,891
   12,348   CKE Restaurants, Inc.                                        241,280
    5,286   Darden Restaurants, Inc.                                     221,483
    5,844   Dillard's, Inc., Class A                                     176,313
    6,504   Dollar Tree Stores, Inc.*                                    202,209
   10,116   Dress Barn, Inc.*                                            219,720
    6,786   DSW, Inc., Class A*                                          234,796
    6,660   Genesco, Inc.*                                               250,216
    5,154   J.C. Penney Co., Inc.                                        387,735
    7,338   Lithia Motors, Inc., Class A                                 187,119
   12,558   Lowe's Cos., Inc.                                            378,498
    9,534   McDonald's Corp.                                             399,665
    9,864   Nordstrom, Inc.                                              467,061
    5,478   Papa John's International, Inc.*                             201,043
    7,872   Payless ShoeSource, Inc.*                                    210,576
                                                                     -----------
                                                                       5,751,588
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $15,065,043)--100.0%                                15,571,435
            Other assets less liabilities--0.0%                              583
                                                                     -----------
            NET ASSETS--100.0%                                       $15,572,018
                                                                     ===========

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC CONSUMER STAPLES SECTOR PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks--100.0%
            AGRICULTURE--10.9%
    4,422   Altria Group, Inc.                                       $   359,641
    5,136   Andersons (The), Inc.                                        184,639
    8,910   Archer-Daniels-Midland Co.                                   343,035
    3,438   Loews Corp. - Carolina Group                                 198,785
    5,802   Reynolds American, Inc.                                      366,455
    3,846   UST, Inc.                                                    205,992
                                                                     -----------
                                                                       1,658,547
                                                                     -----------
            BEVERAGES--17.5%
    7,518   Anheuser-Busch Cos., Inc.                                    356,504
    2,736   Brown-Forman Corp., Class B                                  197,512
    8,352   Coca-Cola (The) Co.                                          390,204
    3,570   Coca-Cola Bottling Co. Consolidated                          224,839
    9,264   Coca-Cola Enterprises, Inc.                                  185,558
    7,722   Constellation Brands, Inc., Class A*                         212,278
    2,916   Molson Coors Brewing Co., Class B                            207,561
   13,380   National Beverage Corp.                                      153,201
    5,898   Pepsi Bottling Group, Inc.                                   186,495
    8,946   PepsiAmericas, Inc.                                          182,946
    5,796   PepsiCo, Inc.                                                367,698
                                                                     -----------
                                                                       2,664,796
                                                                     -----------
            COSMETICS/PERSONAL CARE--8.1%
    4,248   Alberto-Culver Co.                                           215,841
    6,324   Colgate-Palmolive Co.                                        404,546
    5,808   Estee Lauder (The) Cos., Inc., Class A                       234,585
    6,108   Procter & Gamble Co.                                         387,186
                                                                     -----------
                                                                       1,242,158
                                                                     -----------
            ELECTRICAL COMPONENTS & EQUIPMENT--1.7%
    3,246   Energizer Holdings, Inc.*                                    253,675
                                                                     -----------
            FOOD--35.6%
    5,436   Campbell Soup Co.                                            203,198
    8,550   ConAgra Foods, Inc.                                          223,583
    5,940   Corn Products International, Inc.                            214,969
    5,232   Dean Foods Co.*                                              219,168
   19,188   Del Monte Foods Co.                                          207,039
    7,638   Flowers Foods, Inc.                                          207,524
    6,870   General Mills, Inc.                                          390,353
    9,012   Great Atlantic & Pacific Tea Co.                             249,362
    3,762   Hershey (The) Co.                                            199,047
    4,908   H.J. Heinz Co.                                               206,921
    5,562   Hormel Foods Corp.                                           200,844
    6,654   J&J Snack Foods Corp.                                        222,310
    4,248   J.M. Smucker (The) Co.                                       208,152
    7,470   Kellogg Co.                                                  375,816
    8,712   Kroger (The) Co.                                             195,933
    5,682   McCormick & Co, Inc.                                         212,507
   12,324   Premium Standard Farms, Inc.                                 237,114
    4,122   Ralcorp Holdings, Inc.                                       203,833
    6,546   Safeway, Inc.                                                192,191
      144   Seaboard Corp.                                           $   203,328
   12,240   Sysco Corp.                                                  428,155
    6,474   United Natural Foods, Inc.*                                  225,943
    5,214   Weis Markets, Inc.                                           211,688
                                                                     -----------
                                                                       5,438,978
                                                                     -----------
            HOUSEHOLD PRODUCTS/WARES--8.3%
    5,406   Church & Dwight Co., Inc.                                    219,321
    3,396   Clorox Co.                                                   219,246
    6,030   Kimberly-Clark Corp.                                         401,115
   15,786   Playtex Products, Inc.*                                      220,057
    5,916   WD-40 Co.                                                    201,085
                                                                     -----------
                                                                       1,260,824
                                                                     -----------
            MISCELLANEOUS MANUFACTURING--1.2%
    4,608   Lancaster Colony Corp.                                       186,854
                                                                     -----------
            PHARMACEUTICALS--2.6%
    6,816   NBTY, Inc.*                                                  189,621
    4,614   USANA Health Sciences, Inc.*                                 207,261
                                                                     -----------
                                                                         396,882
                                                                     -----------
            RETAIL--14.1%
    7,992   BJ's Wholesale Club, Inc.*                                   228,971
    8,676   Casey's General Stores, Inc.                                 210,567
    7,656   Costco Wholesale Corp.                                       408,677
   11,280   CVS Corp.                                                    353,966
    4,536   Longs Drug Stores Corp.                                      195,229
    7,776   Walgreen Co.                                                 339,656
    8,472   Wal-Mart Stores, Inc.                                        417,500
                                                                     -----------
                                                                       2,154,566
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $15,062,462)--100.0%                                15,257,280
            Other assets less liabilities--0.0%                            4,195
                                                                     -----------
            NET ASSETS--100.0%                                       $15,261,475
                                                                     ===========

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC ENERGY SECTOR PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks--100.0%
            COAL--5.0%
    5,922   Consol Energy, Inc.                                      $   209,580
    6,162   Foundation Coal Holdings, Inc.                               226,207
    9,120   Peabody Energy Corp.                                         382,766
                                                                     -----------
                                                                         818,553
                                                                     -----------
            ENERGY-ALTERNATE SOURCES--1.4%
   11,082   Covanta Holding Corp.*                                       225,297
                                                                     -----------
            GAS--4.4%
    5,292   Energen Corp.                                                226,603
    5,370   Nicor, Inc.                                                  246,805
    9,618   UGI Corp.                                                    254,878
                                                                     -----------
                                                                         728,286
                                                                     -----------
            METAL FABRICATE/HARDWARE--2.0%
    4,908   NS Group, Inc.*                                              320,787
                                                                     -----------
            MINING--1.5%
   22,560   USEC, Inc.                                                   251,770
                                                                     -----------
            OIL & GAS--50.4%
    5,712   Alon USA Energy, Inc.                                        160,336
    9,018   Anadarko Petroleum Corp.                                     418,616
    5,358   Atwood Oceanics, Inc.*                                       247,540
    4,206   Cabot Oil & Gas Corp.                                        222,539
    6,336   Chevron Corp.                                                425,779
    5,940   Cimarex Energy Co.                                           213,959
    6,384   ConocoPhillips                                               384,572
    5,778   Diamond Offshore Drilling, Inc.                              400,011
    5,358   ENSCO International, Inc.                                    262,381
    6,006   Exxon Mobil Corp.                                            428,948
    6,480   Frontier Oil Corp.                                           190,512
    3,216   Giant Industries, Inc.*                                      260,432
   30,858   Grey Wolf, Inc.*                                             216,006
    8,520   Hess Corp.                                                   361,248
    4,608   Holly Corp.                                                  219,156
    4,596   Marathon Oil Corp.                                           397,094
    8,454   Noble Energy, Inc.                                           411,118
    7,920   Occidental Petroleum Corp.                                   371,765
    8,274   Patterson-UTI Energy, Inc.                                   191,957
   19,512   Petroquest Energy, Inc.*                                     222,047
    8,598   Pride International, Inc.*                                   237,391
    5,616   St. Mary Land & Exploration Co.                              209,421
    5,472   Sunoco, Inc.                                                 361,863
    3,354   Tesoro Corp.                                                 214,455
    6,294   Todco.                                                       214,814
   28,284   Vaalco Energy, Inc.*                                         234,474
    6,780   Valero Energy Corp.                                          354,797
    8,838   XTO Energy, Inc.                                             412,381
                                                                     -----------
                                                                       8,245,612
                                                                     -----------
            OIL & GAS SERVICES--30.9%
    5,622   Baker Hughes, Inc.                                       $   388,199
    8,082   Basic Energy Services, Inc.*                                 197,524
    3,726   FMC Technologies, Inc.*                                      225,237
   13,050   Global Industries Ltd.*                                      216,630
    5,418   Grant Prideco, Inc.*                                         204,638
   12,462   Halliburton Co.                                              403,146
    5,994   Helix Energy Solutions Group, Inc.*                          193,606
   11,850   Horizon Offshore, Inc.*                                      204,531
    7,092   Hornbeck Offshore Services, Inc.*                            255,950
   24,018   Input/Output, Inc.*                                          269,242
    4,926   Lone Star Technologies, Inc.*                                237,827
    3,678   Lufkin Industries, Inc.                                      221,931
    6,342   NATCO Group, Inc., Class A*                                  210,174
    6,564   Schlumberger Ltd. (Netherlands)                              414,058
    2,640   SEACOR Holdings, Inc.*                                       236,227
    7,098   Superior Energy Services*                                    222,167
    4,548   Tidewater, Inc.                                              226,172
    6,558   Trico Marine Services, Inc.*                                 223,628
    4,128   Veritas DGC, Inc.*                                           297,257
    4,368   W-H Energy Services, Inc.*                                   204,553
                                                                     -----------
                                                                       5,052,697
                                                                     -----------
            PIPELINES--3.1%
    4,212   ONEOK Partners, L.P.                                         255,458
    6,102   ONEOK, Inc.                                                  254,026
                                                                     -----------
                                                                         509,484
                                                                     -----------
            TRANSPORTATION--1.3%
    3,324   Overseas Shipholding Group                                   207,916
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $15,333,298)--100.0%                                16,360,402
            Other assets less liabilities--0.0%                            3,343
                                                                     -----------
            NET ASSETS--100.0%                                       $16,363,745
                                                                     ===========

* Non-income producing security.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                            VALUE      NET ASSET
                                                         -----------   ---------
United States                                            $15,946,344      97.5%
Netherlands                                                  414,058       2.5%
                                                         -----------     -----
Total investments                                         16,360,402     100.0%
Other assets less liabilities                                  3,343       0.0%
                                                         -----------     -----
Net Assets                                               $16,363,745     100.0%
                                                         ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC FINANCIAL SECTOR PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks--100.0%
            BANKS--23.5%
    6,504   1st Source Corp.                                         $   205,266
    7,032   Bancorpsouth, Inc.                                           179,668
    6,780   Bank of America Corp.                                        365,239
    3,750   BOK Financial Corp.                                          192,750
    5,016   City Holding Co.                                             196,627
    3,900   Commerce Bancshares, Inc.                                    193,089
    3,288   Cullen/Frost Bankers, Inc.                                   178,078
      972   First Citizens BancShares, Inc. Class A                      182,542
    4,410   Investors Financial Services Corp.                           173,401
    9,510   Mellon Financial Corp.                                       368,988
    5,082   PNC Financial Services Group, Inc.                           355,892
    5,838   State Street Corp.                                           374,975
    6,102   Trustmark Corp.                                              193,189
    5,550   Whitney Holding Corp.                                        181,263
    4,446   Wilmington Trust Corp.                                       184,865
                                                                     -----------
                                                                       3,525,832
                                                                     -----------
            COMMERCIAL SERVICES--2.7%
    5,988   Moody's Corp.                                                397,004
                                                                     -----------
            DIVERSIFIED FINANCIAL SERVICES--16.6%
    5,850   Advanta Corp., Class B                                       229,554
    3,654   AG Edwards, Inc.                                             208,461
    5,856   Federated Investors, Inc., Class B                           200,802
    3,636   Franklin Resources, Inc.                                     414,359
    2,352   Goldman Sachs Group, Inc.                                    446,385
    4,254   Investment Technology Group, Inc.*                           198,662
    7,764   JPMorgan Chase & Co.                                         368,324
    5,508   Lehman Brothers Holdings, Inc.                               428,743
                                                                     -----------
                                                                       2,495,290
                                                                     -----------
            INSURANCE--55.4%
    6,780   ACE Ltd. (Cayman Islands)                                    388,154
    8,076   Aflac, Inc.                                                  362,774
    2,262   AMBAC Financial Group, Inc.                                  188,854
    4,164   American Financial Group, Inc.                               199,289
    3,288   Arch Capital Group Ltd. (Bermuda)*                           211,386
    3,834   Assurant, Inc.                                               201,898
    7,230   Chubb Corp.                                                  384,275
    9,876   CNA Surety Corp.*                                            200,878
    6,702   Commerce Group, Inc.                                         198,379
    5,052   Delphi Financial Group, Class A                              198,291
    5,946   FBL Financial Group, Inc., Class A                           210,191
    4,962   First American Corp.                                         202,598
   10,440   Genworth Financial, Inc., Class A                            349,114
    5,880   Harleysville Group, Inc.                                     212,150
    6,288   HCC Insurance Holdings, Inc.                                 211,654
    5,202   Infinity Property & Casualty Corp.                           223,790
    3,156   LandAmerica Financial Group, Inc.                            199,112
    9,324   Loews Corp.                                                  362,890
    4,080   Nationwide Financial Services, Class A                       207,754
    6,780   Odyssey Re Holdings Corp.                                    240,351
    5,658   Philadelphia Consolidated Holding Co.*                   $   221,341
    4,500   PMI Group (The) Inc.                                         191,925
    6,678   Principal Financial Group, Inc.                              377,240
    4,320   Protective Life Corp.                                        191,160
    4,848   Prudential Financial, Inc.                                   372,957
    3,234   Radian Group, Inc.                                           172,372
    3,768   Reinsurance Group of America, Inc.                           212,515
    4,098   RLI Corp.                                                    222,153
    3,498   Safeco Corp.                                                 203,549
    3,768   Safety Insurance Group, Inc.                                 188,438
    3,744   Selective Insurance Group                                    206,856
    4,224   Stancorp Financial Group, Inc.                               192,995
    3,138   Torchmark Corp.                                              193,552
    4,512   Unitrin, Inc.                                                193,700
    5,760   WR Berkley Corp.                                             212,314
                                                                     -----------
                                                                       8,306,849
                                                                     -----------
            REAL ESTATE--1.8%
    8,958   CB Richard Ellis Group, Inc., Class A*                       269,009
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $15,001,401)--100.0%                                14,993,984
            Other assets less liabilities--0.0%                            6,885
                                                                     -----------
            NET ASSETS--100.0%                                       $15,000,869
                                                                     ===========

*    Non-income producing security.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                            VALUE      NET ASSET
                                                         -----------   ---------
United States                                            $14,394,444      96.0%
Cayman Islands                                               388,154       2.6%
Bermuda                                                      211,386       1.4%
                                                         -----------     -----
Total investments                                         14,993,984     100.0%
Other assets less liabilities                                  6,885       0.0%
                                                         -----------     -----
Net Assets                                               $15,000,869     100.0%
                                                         ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC HEALTHCARE SECTOR PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks--100.0%
            ADVERTISING--1.2%
    6,408   inVentiv Health, Inc.*                                  $   183,269
                                                                    -----------
            BIOTECHNOLOGY--4.6%
    2,814   Bio-Rad Laboratories, Inc., Class A*                        206,604
    8,106   Myriad Genetics, Inc.*                                      217,970
   13,542   Regeneron Pharmaceuticals, Inc.*                            271,517
                                                                    -----------
                                                                        696,091
                                                                    -----------
            COMMERCIAL SERVICES--6.4%
   12,438   Cross Country Healthcare, Inc.*                             240,800
    7,146   McKesson Corp.                                              357,943
    6,396   Parexel International Corp.*                                189,322
    5,388   Pharmaceutical Product Development, Inc.                    170,530
                                                                    -----------
                                                                        958,595
                                                                    -----------
            ELECTRONICS--6.0%
   11,946   Applera Corp. - Applied Biosystems Group                    445,586
    5,106   Thermo Electron Corp.*                                      218,894
    4,728   Waters Corp.*                                               235,454
                                                                    -----------
                                                                        899,934
                                                                    -----------
            HEALTHCARE-PRODUCTS--31.6%
    8,490   Baxter International, Inc.                                  390,285
    5,322   Becton Dickinson & Co.                                      372,700
    4,806   Biosite, Inc.*                                              220,740
    8,502   Cytyc Corp.*                                                224,623
    5,214   Dade Behring Holdings, Inc.                                 189,946
    6,192   Dentsply International, Inc.                                193,686
    4,308   Edwards Lifesciences Corp.*                                 184,942
    4,158   Gen-Probe, Inc.*                                            199,043
    4,344   Haemonetics Corp.*                                          198,086
    4,080   Henry Schein, Inc.*                                         202,735
   10,248   Immucor, Inc.*                                              282,127
    5,676   Johnson & Johnson                                           382,562
    6,714   Kinetic Concepts, Inc.*                                     233,379
    8,844   Meridian Bioscience, Inc.                                   203,854
    5,334   Palomar Medical Technologies, Inc.*                         251,178
    5,562   Respironics, Inc.*                                          196,450
    4,044   Techne Corp.*                                               225,979
    6,972   Varian Medical Systems, Inc.*                               382,484
    5,244   West Pharmaceutical Services, Inc.                          220,458
                                                                    -----------
                                                                      4,755,257
                                                                    -----------
            HEALTHCARE-SERVICES--27.8%
    9,816   Aetna, Inc.                                                 404,615
    5,370   Community Health Systems, Inc.*                             174,257
    6,792   Coventry Health Care, Inc.*                                 318,884
    5,364   Laboratory Corp. of America Holdings*                       367,380
    5,508   Lincare Holdings, Inc.*                                     184,848
    4,284   Magellan Health Services, Inc.*                             186,954
    3,852   Manor Care, Inc.                                            184,857
    5,460   Molina Healthcare, Inc.*                                    214,196
    4,446   Pediatrix Medical Group, Inc.*                              199,759
    5,784   Quest Diagnostics, Inc.                                 $   287,696
   10,410   Res-Care, Inc.*                                             201,329
    4,578   Sierra Health Services, Inc.*                               156,751
    4,734   Triad Hospitals, Inc.*                                      175,300
    7,218   UnitedHealth Group, Inc.                                    352,094
    3,486   Universal Health Services, Inc., Class B                    184,584
    3,642   WellCare Health Plans, Inc.*                                213,968
    4,752   WellPoint, Inc.*                                            362,673
                                                                    -----------
                                                                      4,170,145
                                                                    -----------
            INSURANCE--2.6%
    3,336   Cigna Corp.                                                 390,245
                                                                    -----------
            INTERNET--1.3%
   17,370   Emdeon Corp.*                                               202,361
                                                                    -----------
            PHARMACEUTICALS--18.5%
    9,996   Alpharma, Inc., Class A                                     220,612
    8,400   AmerisourceBergen Corp.                                     396,480
    3,474   Barr Pharmaceuticals, Inc.*                                 181,933
    6,516   Caremark Rx, Inc.                                           320,783
    3,468   Cephalon, Inc.*                                             243,384
    6,078   Endo Pharmaceuticals Holdings, Inc.*                        173,466
    6,672   ImClone Systems, Inc.*                                      208,767
   12,174   King Pharmaceuticals, Inc.*                                 203,671
    9,078   Merck & Co, Inc.                                            412,323
   10,548   Sciele Pharma, Inc.*                                        230,052
    5,670   VCA Antech, Inc.*                                           183,538
                                                                    -----------
                                                                      2,775,009
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $14,983,218)--100.0%                               15,030,906
            Liabilities in excess of other assets--0.0%                  (4,777)
                                                                    -----------
            NET ASSETS--100.0%                                      $15,026,129
                                                                    ===========

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC INDUSTRIALS SECTOR PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                           ------------
            Common Stocks--100.0%
            AEROSPACE/DEFENSE--7.2%
    5,202   General Dynamics Corp.                                  $   369,862
    4,218   Lockheed Martin Corp.                                       366,671
    7,512   Raytheon Co.                                                375,224
                                                                    -----------
                                                                      1,111,757
                                                                    -----------
            AUTO MANUFACTURERS--3.6%
    3,870   Oshkosh Truck Corp.                                         174,963
    6,426   Paccar, Inc.                                                380,483
                                                                    -----------
                                                                        555,446
                                                                    -----------
            BUILDING MATERIALS--2.9%
    2,952   Genlyte Group, Inc.*                                        228,072
    8,244   Lennox International, Inc.                                  222,258
                                                                    -----------
                                                                        450,330
                                                                    -----------
            COMMERCIAL SERVICES--13.7%
    5,298   Administaff, Inc.                                           182,516
    2,244   Corporate Executive Board Co.                               201,556
    4,428   CRA International, Inc.*                                    225,075
    5,622   Heidrick & Struggles International, Inc.*                   229,771
    9,534   Korn/Ferry International*                                   210,797
   11,880   Labor Ready, Inc.*                                          208,019
    6,078   Manpower, Inc.                                              411,905
    5,544   Viad Corp.                                                  204,851
    4,986   Watson Wyatt Worldwide, Inc., Class A                       225,118
                                                                    -----------
                                                                      2,099,608
                                                                    -----------
            DISTRIBUTION/WHOLESALE--1.3%
    3,102   WESCO International, Inc.*                                  202,468
                                                                    -----------
            ELECTRICAL COMPONENTS & EQUIPMENT--6.3%
    5,694   Belden CDT, Inc.                                            206,123
    4,362   Emerson Electric Co.                                        368,152
    5,058   General Cable Corp.*                                        190,181
    4,182   Hubbell, Inc., Class B                                      207,093
                                                                    -----------
                                                                        971,549
                                                                    -----------
            ELECTRONICS--2.9%
    4,248   Thomas & Betts Corp.*                                       218,899
    6,168   Woodward Governor Co.                                       220,260
                                                                    -----------
                                                                        439,159
                                                                    -----------
            ENGINEERING & CONSTRUCTION--5.0%
    3,570   EMCOR Group, Inc.*                                          211,166
    3,708   Granite Construction, Inc.                                  193,187
    3,906   McDermott International, Inc. (Panama)*                     174,598
    4,800   URS Corp.*                                                  193,968
                                                                    -----------
                                                                        772,919
                                                                    -----------
            ENVIRONMENTAL CONTROL--6.3%
    4,710   Clean Harbors, Inc.*                                        201,541
    9,162   Republic Services, Inc.                                     375,734
   10,566   Waste Management, Inc.                                      396,013
                                                                    -----------
                                                                        973,288
                                                                    -----------
            HAND/MACHINE TOOLS--5.7%
    6,618   Baldor Electric Co.                                     $   212,305
    3,690   Kennametal, Inc.                                            227,711
    3,486   Lincoln Electric Holdings, Inc.                             214,354
    4,494   Regal-Beloit Corp.                                          222,228
                                                                    -----------
                                                                        876,598
                                                                    -----------
            HOUSEHOLD PRODUCTS/WARES--2.4%
    5,844   Avery Dennison Corp.                                        368,990
                                                                    -----------
            HOUSEWARES--1.4%
    5,016   Toro Co.                                                    216,491
                                                                    -----------
            MACHINERY-CONSTRUCTION & MINING--5.7%
    5,310   Caterpillar, Inc.                                           322,371
   11,082   JLG Industries, Inc.                                        306,417
    4,716   Terex Corp.*                                                244,100
                                                                    -----------
                                                                        872,888
                                                                    -----------
            MACHINERY-DIVERSIFIED--8.1%
    3,066   Cummins, Inc.                                               389,320
    5,262   Gardner Denver, Inc.*                                       178,855
    5,118   Graco, Inc.                                                 208,610
    4,398   Manitowoc (The) Co., Inc.                                   241,362
    2,478   Middleby Corp.                                              223,293
                                                                    -----------
                                                                      1,241,440
                                                                    -----------
            METAL FABRICATE/HARDWARE--6.7%
    8,700   Commercial Metals Co.                                       231,507
    5,940   Precision Castparts Corp.                                   404,277
    5,928   Timken Co.                                                  178,136
    3,810   Valmont Industries, Inc.                                    212,598
                                                                    -----------
                                                                      1,026,518
                                                                    -----------
            MISCELLANEOUS MANUFACTURING--14.0%
    4,542   Acuity Brands, Inc.                                         225,011
    2,334   Carlisle Cos., Inc.                                         195,332
    4,200   Cooper Industries Ltd., Class A (Bermuda)                   375,690
    4,908   Crane Co.                                                   191,118
    5,766   Donaldson Co., Inc.                                         216,513
    7,422   Dover Corp.                                                 352,545
    5,364   Eaton Corp.                                                 388,514
    4,218   Roper Industries, Inc.                                      201,831
                                                                    -----------
                                                                      2,146,554
                                                                    -----------
            RETAIL--1.3%
    4,968   MSC Industrial Direct Co., Class A                          203,291
                                                                    -----------
            TRANSPORTATION--5.5%
    3,534   FedEx Corp.                                                 404,784
    8,238   HUB Group, Inc., Class A*                                   223,744
    4,488   Landstar System, Inc.                                       208,423
                                                                    -----------
                                                                        836,951
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $15,125,310)--100.%                                15,366,245
            Liabilities in excess of other assets--(0.0%)                (2,117)
                                                                    -----------
            NET ASSETS--100.0%                                      $15,364,128
                                                                    ===========

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006


                                                           VALUE      NET ASSETS
                                                        -----------   ----------
United States                                           $14,815,957      96.4%
Bermuda                                                     375,690       2.5
Panama                                                      174,598       1.1
                                                        -----------     -----
Total investments                                        15,366,245     100.0
Liabilities in excess of other assets                        (2,117)     (0.0)
                                                        -----------     -----
Net Assets                                              $15,364,128     100.0%
                                                        ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC TECHNOLOGY SECTOR PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks--100.0%
            COMMERCIAL SERVICES--5.4%
    3,876   Alliance Data Systems Corp.*                            $   235,351
    9,558   Convergys Corp.*                                            202,725
    7,470   Gevity HR, Inc.                                             168,822
   13,908   MPS Group, Inc.*                                            212,097
                                                                    -----------
                                                                        818,995
                                                                    -----------
            COMPUTERS--24.1%
   30,552   Brocade Communications Systems, Inc.*                       247,777
    8,118   Ceridian Corp.*                                             191,341
    4,992   Cognizant Technology Solutions Corp., Class A*              375,798
   11,196   Covansys Corp.*                                             261,986
    4,344   Factset Research Systems, Inc.                              221,110
    9,792   Hewlett-Packard Co.                                         379,342
    4,320   International Business Machines Corp.                       398,866
    6,264   Lexmark International, Inc. Class A*                        398,328
    5,886   MTS Systems Corp.                                           195,945
   10,314   NCR Corp.*                                                  428,236
   13,650   Perot Systems Corp., Class A*                               201,338
    9,678   SYKES Enterprises, Inc.*                                    196,367
   10,944   Western Digital Corp.*                                      200,056
                                                                    -----------
                                                                      3,696,490
                                                                    -----------
            ELECTRICAL COMPONENTS & EQUIPMENT--3.5%
    5,460   Littelfuse, Inc.*                                           184,876
    9,942   Molex, Inc.                                                 346,975
                                                                    -----------
                                                                        531,851
                                                                    -----------
            ELECTRONICS--13.0%
   11,322   Agilent Technologies, Inc.*                                 403,063
    5,970   Amphenol Corp. Class A                                      405,362
   11,952   AVX Corp.                                                   188,364
   13,350   CTS Corp.                                                   188,502
    3,090   Mettler Toledo International, Inc.*                         212,129
    3,576   Rofin-Sinar Technologies, Inc.*                             220,210
    3,954   Trimble Navigation Ltd.*                                    182,754
   14,226   Vishay Intertechnology, Inc.*                               191,909
                                                                    -----------
                                                                      1,992,293
                                                                    -----------
            INTERNET--4.1%
   18,060   RealNetworks, Inc.*                                         198,299
   17,424   United Online, Inc.                                         235,573
    9,708   VeriSign, Inc.*                                             200,761
                                                                    -----------
                                                                        634,633
                                                                    -----------
            OFFICE/BUSINESS EQUIPMENT--1.3%
    9,024   Global Imaging Systems, Inc.*                               196,452
                                                                    -----------
            RETAIL--1.6%
   11,430   Insight Enterprises, Inc.*                                  245,631
                                                                    -----------
            SEMICONDUCTORS--15.9%
   21,390   Applied Materials, Inc.                                 $   371,972
   33,972   Atmel Corp.*                                                195,339
   11,754   Freescale Semiconductor, Inc. Class B*                      462,286
    9,474   MEMC Electronic Materials, Inc.*                            336,327
   14,796   National Semiconductor Corp.                                359,395
   11,322   Omnivision Technologies, Inc.*                              185,907
   13,962   Teradyne, Inc.*                                             195,747
   10,974   Texas Instruments, Inc.                                     331,195
                                                                    -----------
                                                                      2,438,168
                                                                    -----------
            SOFTWARE--19.1%
    7,602   Acxiom Corp.                                                188,150
   14,478   BEA Systems, Inc.*                                          235,557
    8,322   Blackbaud, Inc.                                             208,050
    7,308   BMC Software, Inc.*                                         221,505
    7,092   CSG Systems International, Inc.*                            191,342
    7,920   Fiserv, Inc.*                                               391,247
    5,088   Global Payments, Inc.                                       222,396
    2,088   MicroStrategy, Inc. Class A*                                249,203
    6,312   MoneyGram International, Inc.                               215,934
    8,568   Sybase, Inc.*                                               208,631
    8,682   SYNNEX Corp.*                                               194,911
    8,358   Total System Services, Inc.                                 201,261
    5,574   Transaction Systems Architects, Inc.*                       187,900
                                                                    -----------
                                                                      2,916,087
                                                                    -----------
            TELECOMMUNICATIONS--12.0%
   18,618   Avaya, Inc.*                                                238,497
   16,392   Cisco Systems, Inc.*                                        395,538
    6,636   CommScope, Inc.*                                            211,755
    5,892   Interdigital Communications Corp.*                          210,698
   44,916   Level 3 Communications, Inc.*                               237,606
   15,174   Motorola, Inc.                                              349,912
   18,672   Tellabs, Inc.*                                              196,803
                                                                    -----------
                                                                      1,840,809
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $15,095,773)--100.0%                               15,311,409
            Liabilities in excess of other assets--(0.0%)                (4,911)
                                                                    -----------
            NET ASSETS--100.0%                                      $15,306,498
                                                                    ===========

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC TELECOMMUNICATIONS & WIRELESS PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks--100.3%
            COMMERCIAL SERVICES--2.7%
   34,773   Convergys Corp.*                                        $   737,535
                                                                    -----------
            ELECTRONICS--5.4%
   15,477   Garmin Ltd. (Cayman Islands)                                826,626
   14,389   Trimble Navigation Ltd.*                                    665,060
                                                                    -----------
                                                                      1,491,686
                                                                    -----------
            INTERNET--5.6%
   95,892   EarthLink, Inc.*                                            673,162
   63,394   United Online, Inc.                                         857,087
                                                                    -----------
                                                                      1,530,249
                                                                    -----------
            MEDIA--10.7%
   35,410   Comcast Corp., Class A*                                   1,440,125
   67,374   DIRECTV Group (The), Inc.*                                1,501,093
                                                                    -----------
                                                                      2,941,218
                                                                    -----------
            SOFTWARE--2.5%
   25,798   CSG Systems International, Inc.*                            696,030
                                                                    -----------
            TELECOMMUNICATIONS--73.4%
   51,095   Alaska Communications Systems Group, Inc.                   735,257
   22,949   ALLTEL Corp.                                              1,223,411
   40,980   AT&T, Inc.                                                1,403,565
   67,723   Avaya, Inc.*                                                867,532
   17,453   CenturyTel, Inc.                                            702,309
  144,749   Cincinnati Bell, Inc.*                                      678,873
   59,632   Cisco Systems, Inc.*                                      1,438,920
   50,718   Citizens Communications Co.                                 743,526
   19,978   Commonwealth Telephone Enterprises, Inc.                    836,279
   22,000   Comtech Telecommunications Corp.*                           784,300
   54,294   General Communication, Inc., Class A*                       711,794
   23,045   Golden Telecom, Inc.                                        852,895
   15,624   Harris Corp.                                                665,582
   36,399   Iowa Telecommunications Services, Inc.                      725,796
  163,402   Level 3 Communications, Inc.*                               864,397
  308,407   Lucent Technologies, Inc.*                                  749,429
   55,201   Motorola, Inc.                                            1,272,935
  144,944   Qwest Communications International, Inc.*                 1,250,867
   26,902   SAVVIS, Inc.*                                               836,383
   16,614   Telephone & Data Systems, Inc.                              811,594
   11,586   United States Cellular Corp.*                               734,668
   36,173   Verizon Communications, Inc.                              1,338,401
                                                                    -----------
                                                                     20,228,713
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $23,988,016)--100.3%                               27,625,431
            Liabilities in excess of other assets--(0.3%)               (79,521)
                                                                    -----------
            NET ASSETS--100.0%                                      $27,545,910
                                                                    ===========

*    Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
OCTOBER 31, 2006

                                                           VALUE      NET ASSETS
                                                        -----------   ----------
United States                                           $26,798,805      97.3%
Cayman Islands                                              826,626       3.0
                                                        -----------     -----
Total investments                                        27,625,431     100.3
Liabilities in excess of other assets                       (79,521)     (0.3)
                                                        -----------     -----
Net Assets                                              $27,545,910     100.0%
                                                        ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC UTILITIES PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks--99.9%
            ELECTRIC--81.0%
  132,781   AES (The) Corp.*                                        $ 2,919,854
   35,995   Allegheny Energy, Inc.*                                   1,548,865
   32,775   ALLETE, Inc.                                              1,478,153
   41,076   Alliant Energy Corp.                                      1,575,265
   76,518   American Electric Power Co., Inc.                         3,170,141
  339,952   Aquila, Inc.*                                             1,560,380
   61,846   Cleco Corp.                                               1,589,442
   55,095   DPL, Inc.                                                 1,582,328
   64,098   Edison International                                      2,848,515
   48,657   FirstEnergy Corp.                                         2,863,464
   55,627   Hawaiian Electric Industries, Inc.                        1,558,669
   40,035   IDACORP, Inc.                                             1,578,580
   46,588   NSTAR                                                     1,620,797
   41,410   OGE Energy Corp.                                          1,597,598
   51,049   Otter Tail Corp.                                          1,528,407
   61,194   Pepco Holdings, Inc.                                      1,555,552
   66,375   PG&E Corp.                                                2,863,418
   80,395   PPL Corp.                                                 2,775,235
   37,295   SCANA Corp.                                               1,490,308
   97,411   TECO Energy, Inc.                                         1,606,307
   42,518   TXU Corp.                                                 2,684,161
   42,311   UIL Holdings Corp.                                        1,681,862
   43,759   Unisource Energy Corp.                                    1,556,945
   35,855   Wisconsin Energy Corp.                                    1,647,179
                                                                    -----------
                                                                     46,881,425
                                                                    -----------
            ENERGY-ALTERNATE SOURCES--2.5%
   71,970   Covanta Holding Corp.*                                    1,463,150
                                                                    -----------
            GAS--10.8%
   34,864   Nicor, Inc.                                               1,602,349
   40,022   Northwest Natural Gas Co.                                 1,655,710
   56,776   Sempra Energy                                             3,011,399
                                                                    -----------
                                                                      6,269,458
                                                                    -----------
            PIPELINES--2.6%
   39,632   National Fuel Gas Co.                                     1,482,237
                                                                    -----------
            WATER--3.0%
   41,002   American States Water Co.                                 1,722,084
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $54,962,954)                                       57,818,354
                                                                    -----------
            Money Market Fund--0.3%
  173,145   AIM Liquid Asset Portfolio Private Class**
            (Cost $173,145)                                             173,145
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $55,136,099)--100.2%                               57,991,499
            Liabilities in excess of other assets--(0.2%)              (108,162)
                                                                    -----------
            NET ASSETS--100.0%                                      $57,883,337
                                                                    ===========

*    Non-income producing security.

**   Affiliated investment.

SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2006 (UNAUDITED)

                                                                                        POWERSHARES   POWERSHARES
                                                                        POWERSHARES       DYNAMIC       DYNAMIC
                                                                          DYNAMIC         CONSUMER      CONSUMER    POWERSHARES
                                                                      BASIC MATERIALS  DISCRETIONARY    STAPLES       DYNAMIC
                                                                           SECTOR          SECTOR        SECTOR    ENERGY SECTOR
                                                                         PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                      ---------------  -------------  -----------  -------------
ASSETS:
   Unaffiliated investments at value                                    $15,789,469     $15,571,435   $15,257,280   $16,360,402
   Affiliated investments at value                                               --              --            --            --
   Cash                                                                      31,151           2,544         1,302            --
   Receivables:
      Dividends                                                               5,775           4,071         8,858         9,606
      Due from Adviser                                                        4,848           4,857         4,865         4,833
      Other assets                                                               --              --            --            --
                                                                        -----------     -----------   -----------   -----------
      TOTAL ASSETS                                                       15,831,243      15,582,907    15,272,305    16,374,841
                                                                        -----------     -----------   -----------   -----------
LIABILITIES:
   Due to custodian                                                              --              --            --            --
   Accrued advisory fees                                                      4,287           4,221         4,169         4,399
   Accrued expenses                                                           6,679           6,668         6,661         6,697
                                                                        -----------     -----------   -----------   -----------
      TOTAL LIABILITIES                                                      10,966          10,889        10,830        11,096
                                                                        -----------     -----------   -----------   -----------
NET ASSETS                                                              $15,820,277     $15,572,018   $15,261,475   $16,363,745
                                                                        ===========     ===========   ===========   ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $15,141,346     $15,065,043   $15,062,462   $15,333,298
   Undistributed net investment income (loss)                                30,808             583         4,195         3,343
   Accumulated net realized gain on investments                                  --              --            --            --
   Net unrealized appreciation/depreciation on investments                  648,123         506,392       194,818     1,027,104
                                                                        -----------     -----------   -----------   -----------
NET ASSETS                                                              $15,820,277     $15,572,018   $15,261,475   $16,363,745
                                                                        ===========     ===========   ===========   ===========
   Shares outstanding (unlimited amount authorized, $0.01 par value)        600,000         600,000       600,000       600,000
   Net asset value                                                      $     26.37     $     25.95   $     25.44   $     27.27
                                                                        ===========     ===========   ===========   ===========
   Unaffiliated investments at cost                                     $15,141,346     $15,065,043   $15,062,462   $15,333,298
                                                                        ===========     ===========   ===========   ===========
   Affiliated investment at cost                                        $        --     $        --   $        --   $        --
                                                                        ===========     ===========   ===========   ===========

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        POWERSHARES        POWERSHARES        POWERSHARES
                                                                          DYNAMIC            DYNAMIC            DYNAMIC
                                                                      FINANCIAL SECTOR  HEALTHCARE SECTOR  INDUSTRIALS SECTOR
                                                                         PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                      ----------------  -----------------  ------------------
ASSETS:
   Unaffiliated investments at value                                     $14,993,984       $15,030,906         $15,366,245
   Affiliated investments at value                                                --                --                  --
   Cash                                                                        8,394               450                 248
   Receivables:
      Dividends                                                                4,415               682               3,712
      Due from Adviser                                                         4,869             4,871               4,852
      Other assets                                                                --                --                  --
                                                                         -----------       -----------         -----------
      TOTAL ASSETS                                                        15,011,662        15,036,909          15,375,057
                                                                         -----------       -----------         -----------
LIABILITIES:
   Due to custodian                                                               --                --                  --
   Accrued advisory fees                                                       4,138             4,127               4,256
   Accrued expenses                                                            6,655             6,653               6,673
                                                                         -----------       -----------         -----------
      TOTAL LIABILITIES                                                       10,793            10,780              10,929
                                                                         -----------       -----------         -----------
NET ASSETS                                                               $15,000,869       $15,026,129         $15,364,128
                                                                         ===========       ===========         ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $15,005,023       $14,983,218         $15,125,310
   Undistributed net investment income (loss)                                  3,263            (4,777)             (2,117)
   Accumulated net realized gain on investments                                   --                --                  --
   Net unrealized appreciation/depreciation on investments                    (7,417)           47,688             240,935
                                                                         -----------       -----------         -----------
NET ASSETS                                                               $15,000,869       $15,026,129         $15,364,128
                                                                         ===========       ===========         ===========
   Shares outstanding (unlimited amount authorized, $0.01 par value)         600,000           600,000             600,000
   Net asset value                                                       $     25.00       $     25.04         $     25.61
                                                                         ===========       ===========         ===========
   Unaffiliated investments at cost                                      $15,001,401       $14,983,218         $15,125,310
                                                                         ===========       ===========         ===========
   Affiliated investment at cost                                         $        --       $        --         $        --
                                                                         ===========       ===========         ===========

                                                                                             POWERSHARES
                                                                         POWERSHARES            DYNAMIC        POWERSHARES
                                                                           DYNAMIC       TELECOMMUNICATIONS &    DYNAMIC
                                                                      TECHNOLOGY SECTOR        WIRELESS         UTILITIES
                                                                          PORTFOLIO            PORTFOLIO        PORTFOLIO
                                                                      -----------------  --------------------  -----------
ASSETS:
   Unaffiliated investments at value                                     $15,311,409          $27,625,431      $57,818,354
   Affiliated investments at value                                                --                   --          173,145
   Cash                                                                          672                   --               --
   Receivables:
      Dividends                                                                  439               28,276           74,447
      Due from Adviser                                                         4,858               12,249            9,413
      Other assets                                                                --                  411              345
                                                                         -----------          -----------      -----------
      TOTAL ASSETS                                                        15,317,378           27,666,367       58,075,704
                                                                         -----------          -----------      -----------
LIABILITIES:
   Due to custodian                                                               --               75,189          129,318
   Accrued advisory fees                                                       4,213               11,551           25,212
   Accrued expenses                                                            6,667               33,717           37,837
                                                                         -----------          -----------      -----------
      TOTAL LIABILITIES                                                       10,880              120,457          192,367
                                                                         -----------          -----------      -----------
NET ASSETS                                                               $15,306,498          $27,545,910      $57,883,337
                                                                         ===========          ===========      ===========
NET ASSETS CONSIST OF:
   Paid-in capital $15,141,346                                           $15,095,773          $22,448,181      $52,798,016
   Undistributed net investment income (loss)                                 (4,911)             218,420          254,240
   Accumulated net realized gain on investments                                   --            1,241,894        1,975,681
   Net unrealized appreciation/depreciation on investments                   215,636            3,637,415        2,855,400
                                                                         -----------          -----------      -----------
NET ASSETS                                                               $15,306,498          $27,545,910      $57,883,337
                                                                         ===========          ===========      ===========
   Shares outstanding (unlimited amount authorized, $0.01 par value)         600,000            1,500,000        3,100,000
   Net asset value                                                       $     25.51          $     18.36      $     18.67
                                                                         ===========          ===========      ===========
   Unaffiliated investments at cost                                      $15,095,773          $23,988,016      $54,962,954
                                                                         ===========          ===========      ===========
   Affiliated investment at cost                                         $        --          $        --      $   173,145
                                                                         ===========          ===========      ===========

STATEMENTS OF OPERATIONS

                                                                   POWERSHARES         POWERSHARES
                                                POWERSHARES          DYNAMIC             DYNAMIC
                                                  DYNAMIC            CONSUMER           CONSUMER          POWERSHARES
                                              BASIC MATERIALS     DISCRETIONARY          STAPLES            DYNAMIC
                                                  SECTOR              SECTOR             SECTOR          ENERGY SECTOR
                                                 PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                             -----------------  -----------------  ------------------  -----------------
                                              FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                             OCTOBER 12, 2006*  OCTOBER 12, 2006*   OCTOBER 12, 2006*  OCTOBER 12, 2006*
                                                  THROUGH            THROUGH             THROUGH            THROUGH
                                             OCTOBER 31, 2006    OCTOBER 31, 2006   OCTOBER 31, 2006   OCTOBER 31, 2006
                                                (UNAUDITED)        (UNAUDITED)         (UNAUDITED)        (UNAUDITED)
                                             -----------------  -----------------  ------------------  -----------------
INVESTMENT INCOME:
   Unaffiliated dividend income                   $ 36,927           $  6,615           $ 10,160           $    9,606
   Affiliated dividend income                           --                 --                 --                   --
                                                  --------           --------           --------           ----------
      TOTAL INCOME                                  36,927              6,615             10,160                9,606
                                                  --------           --------           --------           ----------
EXPENSES:
   Advisory fees                                     4,287              4,221              4,169                4,399
   Audit                                             1,791              1,791              1,791                1,791
   Listing fee and expenses                            995                995                995                  995
   Printing                                            995                995                995                  995
   Offering costs                                      491                491                491                  491
   Licensing                                           429                422                417                  440
   Custodian and transfer agent fees                   389                388                388                  390
   Legal                                               249                249                249                  249
   Administration fees                                 129                127                125                  132
   Accounting                                           86                 84                 83                   88
   Registration & filings                               --                 --                 --                   --
   Trustees                                             --                 --                 --                   --
   Other expenses                                    1,126              1,126              1,126                1,126
                                                  --------           --------           --------           ----------
      TOTAL EXPENSES                                10,967             10,889             10,829               11,096
   Less fees waived:
      Advisory                                      (4,287)            (4,221)            (4,169)              (4,399)
      Other fees assumed by the Adviser               (561)              (636)              (695)                (434)
                                                  --------           --------           --------           ----------
      NET EXPENSES                                   6,119              6,032              5,965                6,263
                                                  --------           --------           --------           ----------
      NET INVESTMENT INCOME (LOSS)                  30,808                583              4,195                3,343
                                                  --------           --------           --------           ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                       --                 --                 --                   --
      In-kind redemptions                               --                 --                 --                   --
                                                  --------           --------           --------           ----------
   Net realized gain                                    --                 --                 --                   --
   Net change in unrealized appreciation/
      depreciation on investments                  648,123            506,392            194,818            1,027,104
                                                  --------           --------           --------           ----------
   Net realized and unrealized gain (loss)
      on investments                               648,123            506,392            194,818            1,027,104
                                                  --------           --------           --------           ----------
   Net increase (decrease) in net assets
      resulting  from operations                  $678,931           $506,975           $199,013           $1,030,447
                                                  ========           ========           ========           ==========

                                                POWERSHARES        POWERSHARES         POWERSHARES        POWERSHARES
                                                  DYNAMIC            DYNAMIC             DYNAMIC            DYNAMIC
                                             FINANCIAL SECTOR   HEALTHCARE SECTOR  INDUSTRIALS SECTOR  TECHNOLOGY SECTOR
                                                 PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                             -----------------  -----------------  ------------------  -----------------
                                              FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD      FOR THE PERIOD
                                             OCTOBER 12, 2006*  OCTOBER 12, 2006*   OCTOBER 12, 2006*  OCTOBER 12, 2006*
                                                  THROUGH            THROUGH             THROUGH            THROUGH
                                             OCTOBER 31, 2006    OCTOBER 31, 2006   OCTOBER 31, 2006    OCTOBER 31, 2006
                                                (UNAUDITED)        (UNAUDITED)         (UNAUDITED)        (UNAUDITED)
                                             -----------------  -----------------  ------------------  -----------------
INVESTMENT INCOME:
   Unaffiliated dividend income                   $ 9,187            $ 1,132            $  3,960            $  1,111
   Affiliated dividend income                          --                 --                  --                  --
                                                  -------            -------            --------            --------
      TOTAL INCOME                                  9,187              1,132               3,960               1,111
                                                  -------            -------            --------            --------
EXPENSES:
   Advisory fees                                    4,138              4,127               4,256               4,213
   Audit                                            1,791              1,791               1,791               1,791
   Listing fee and expenses                           995                995                 995                 995
   Printing                                           995                995                 995                 995
   Offering costs                                     491                491                 491                 491
   Licensing                                          414                413                 426                 421
   Custodian and transfer agent fees                  388                388                 389                 388
   Legal                                              249                249                 249                 249
   Administration fees                                124                124                 128                 126
   Accounting                                          83                 83                  85                  84
   Registration & filings                              --                 --                  --                  --
   Trustees                                            --                 --                  --                  --
   Other expenses                                   1,125              1,124               1,125               1,127
                                                  -------            -------            --------            --------
      TOTAL EXPENSES                               10,793             10,780              10,930              10,880
   Less fees waived:
      Advisory                                     (4,138)            (4,127)             (4,256)             (4,213)
      Other fees assumed by the Adviser              (731)              (744)               (597)               (645)
                                                  -------            -------            --------            --------
      NET EXPENSES                                  5,924              5,909               6,077               6,022
                                                  -------            -------            --------            --------
      NET INVESTMENT INCOME (LOSS)                  3,263             (4,777)             (2,117)             (4,911)
                                                  -------            -------            --------            --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                      --                 --                  --                  --
      In-kind redemptions                              --                 --                  --                  --
                                                  -------            -------            --------            --------
   Net realized gain                                   --                 --                  --                  --
   Net change in unrealized appreciation/
      depreciation on investments                  (7,417)            47,688             240,935             215,636
                                                  -------            -------            --------            --------
   Net realized and unrealized gain (loss)
      on investments                               (7,417)            47,688             240,935             215,636
                                                  -------            -------            --------            --------
   Net increase (decrease) in net assets
      resulting  from operations                  $(4,154)           $42,911            $238,818            $210,725
                                                  =======            =======            ========            ========

                                                 POWERSHARES
                                                   DYNAMIC            POWERSHARES
                                             TELECOMMUNICATIONS &       DYNAMIC
                                                   WIRELESS            UTILITIES
                                                  PORTFOLIO            PORTFOLIO
                                             --------------------  ----------------
                                               SIX MONTHS ENDED    SIX MONTHS ENDED
                                               OCTOBER 31, 2006    OCTOBER 31, 2006
                                                 (UNAUDITED)          (UNAUDITED)
                                             --------------------  ----------------
INVESTMENT INCOME:
   Unaffiliated dividend income                   $  372,922          $  529,437
   Affiliated dividend income                             --                 302
                                                  ----------          ----------
      TOTAL INCOME                                   372,922             529,739
                                                  ----------          ----------
EXPENSES:
   Advisory fees                                      74,288              93,093
   Audit                                               9,075               9,075
   Listing fee and expenses                            5,078               5,067
   Printing                                            3,334               2,372
   Offering costs                                      7,639               1,878
   Licensing                                           4,457               5,586
   Custodian and transfer agent fees                   3,722               3,781
   Legal                                                 640                 456
   Administration fees                                24,635              30,246
   Accounting                                         22,464              27,725
   Registration & filings                              2,867               1,956
   Trustees                                              557               1,189
   Other expenses                                      5,875               4,405
                                                  ----------          ----------
      TOTAL EXPENSES                                 164,631             186,829
   Less fees waived:
      Advisory                                       (63,082)            (67,347)
      Other fees assumed by the Adviser                   --                  --
                                                  ----------          ----------
      NET EXPENSES                                   101,549             119,482
                                                  ----------          ----------
      NET INVESTMENT INCOME (LOSS)                   271,373             410,257
                                                  ----------          ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                 (1,344,479)           (218,288)
      In-kind redemptions                          2,642,992           2,406,944
                                                  ----------          ----------
   Net realized gain                               1,298,513           2,188,656
   Net change in unrealized appreciation/
      depreciation on investments                  1,251,474           2,282,192
                                                  ----------          ----------
   Net realized and unrealized gain (loss)
      on investments                               2,549,987           4,470,848
                                                  ----------          ----------
   Net increase (decrease) in net assets
      resulting  from operations                  $2,821,360          $4,881,105
                                                  ==========          ==========

*    Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                         POWERSHARES         POWERSHARES
                                      POWERSHARES          DYNAMIC             DYNAMIC
                                        DYNAMIC            CONSUMER           CONSUMER         POWERSHARES         POWERSHARES
                                    BASIC MATERIALS     DISCRETIONARY          STAPLES           DYNAMIC             DYNAMIC
                                         SECTOR             SECTOR             SECTOR         ENERGY SECTOR     FINANCIAL SECTOR
                                       PORTFOLIO          PORTFOLIO           PORTFOLIO         PORTFOLIO           PORTFOLIO
                                    -----------------  -----------------  -----------------  -----------------  -----------------
                                     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                    OCTOBER 12, 2006*  OCTOBER 12, 2006*  OCTOBER 12, 2006*  OCTOBER 12, 2006*  OCTOBER 12, 2006*
                                        THROUGH            THROUGH             THROUGH           THROUGH             THROUGH
                                    OCTOBER 31, 2006   OCTOBER 31, 2006    OCTOBER 31, 2006  OCTOBER 31, 2006    OCTOBER 31, 2006
                                      (UNAUDITED)        (UNAUDITED)         (UNAUDITED)       (UNAUDITED)         (UNAUDITED)
                                    -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
   Net investment income (loss)        $    30,808        $       583        $     4,195        $     3,343        $     3,263
   Net realized gain
      on investments                            --                 --                 --                 --                 --
   Net change in unrealized
      appreciation/ depreciation
      on investments                       648,123            506,392            194,818          1,027,104             (7,417)
                                       -----------        -----------        -----------        -----------        -----------
   Net increase (decrease)
      in  net assets resulting
      from operations                      678,931            506,975            199,013          1,030,447             (4,154)
                                       -----------        -----------        -----------        -----------        -----------
   Undistributed net investment
      income included in price of
      units issued and redeemed                 --                 --                 --                 --                 --
                                       -----------        -----------        -----------        -----------        -----------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income                        --                 --                 --                 --                 --
                                       -----------        -----------        -----------        -----------        -----------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold            15,141,346         15,065,043         15,062,462         15,333,298         15,005,023
   Value of shares repurchased                  --                 --                 --                 --                 --
   Net income equalization                      --                 --                 --                 --                 --
                                       -----------        -----------        -----------        -----------        -----------
   Net increase in net assets
      resulting from share
      transactions                      15,141,346         15,065,043         15,062,462         15,333,298         15,005,023
                                       -----------        -----------        -----------        -----------        -----------
      INCREASE (DECREASE) IN
      NET ASSETS                        15,820,277         15,572,018         15,261,475         16,363,745         15,000,869
NET ASSETS:
   Beginning of period                          --                 --                 --                 --                 --
                                       -----------        -----------        -----------        -----------        -----------
   End of period                       $15,820,277        $15,572,018        $15,261,475        $16,363,745        $15,000,869
                                       ===========        ===========        ===========        ===========        ===========
   Undistributed net investment
      income (loss) at end
      of period                        $    30,808        $       583        $     4,195        $     3,343        $     3,263
                                       ===========        ===========        ===========        ===========        ===========
CHANGES IN SHARES
   OUTSTANDING:
   Shares sold                             600,000            600,000            600,000            600,000            600,000
   Shares repurchased                           --                 --                 --                 --                 --
   Shares outstanding,
      beginning of period                       --                 --                 --                 --                 --
                                       -----------        -----------        -----------        -----------        -----------
   Shares outstanding,
      end of period                        600,000            600,000            600,000            600,000            600,000
                                       ===========        ===========        ===========        ===========        ===========

*    Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                                              POWERSHARES
                                       POWERSHARES         POWERSHARES          POWERSHARES                     DYNAMIC
                                         DYNAMIC             DYNAMIC              DYNAMIC                 TELECOMMUNICATIONS &
                                    HEALTHCARE SECTOR   INDUSTRIALS SECTOR   TECHNOLOGY SECTOR                  WIRELESS
                                        PORTFOLIO           PORTFOLIO            PORTFOLIO                     PORTFOLIO
                                    ------------------  ------------------   ------------------  ----------------------------------
                                      FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD
                                     OCTOBER 12, 2006*   OCTOBER 12, 2006*    OCTOBER 12, 2006*                     FOR THE PERIOD
                                         THROUGH             THROUGH              THROUGH        SIX MONTHS ENDED  DECEMBER 6, 2005*
                                     OCTOBER 31, 2006    OCTOBER 31, 2006     OCTOBER 31, 2006   OCTOBER 31, 2006      THROUGH
                                       (UNAUDITED)         (UNAUDITED)          (UNAUDITED)        (UNAUDITED)      APRIL 30, 2006
                                    ------------------  ------------------   ------------------  ----------------  -----------------
OPERATIONS:
   Net investment income (loss)        $    (4,777)        $    (2,117)         $    (4,911)       $    271,373       $    85,436
   Net realized gain
      on investments                            --                  --                   --           1,298,513           799,175
   Net change in unrealized
      appreciation/ depreciation
      on investments                        47,688             240,935              215,636           1,251,474         2,385,941
                                       -----------         -----------          -----------        ------------       -----------
   Net increase (decrease)
      in  net assets resulting
      from operations                       42,911             238,818              210,725           2,821,360         3,270,552
                                       -----------         -----------          -----------        ------------       -----------
   Undistributed net investment
      income included in price of
      units issued and redeemed                 --                  --                   --              34,644                --
                                       -----------         -----------          -----------        ------------       -----------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income                        --                  --                   --            (112,949)          (60,084)
                                       -----------         -----------          -----------        ------------       -----------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold            14,983,218          15,125,310           15,095,773          11,462,739        37,788,226
   Value of shares repurchased                  --                  --                   --         (18,293,833)       (9,330,101)
   Net income equalization                      --                  --                   --             (34,644)               --
                                       -----------         -----------          -----------        ------------       -----------
   Net increase in net assets
      resulting from share
      transactions                      14,983,218          15,125,310           15,095,773          (6,865,738)       28,458,125
                                       -----------         -----------          -----------        ------------       -----------
      INCREASE (DECREASE) IN
      NET ASSETS                        15,026,129          15,364,128           15,306,498          (4,122,683)       31,668,593
NET ASSETS:
   Beginning of period                          --                  --                   --          31,668,593                --
                                       -----------         -----------          -----------        ------------       -----------
   End of period                       $15,026,129         $15,364,128          $15,306,498        $ 27,545,910       $31,668,593
                                       ===========         ===========          ===========        ============       ===========
   Undistributed net investment
      income (loss) at end
      of period                        $    (4,777)        $    (2,117)         $    (4,911)       $    218,420       $    25,352
                                       ===========         ===========          ===========        ============       ===========
CHANGES IN SHARES
   OUTSTANDING:
   Shares sold                             600,000             600,000              600,000             700,000         2,500,000
   Shares repurchased                           --                  --                   --          (1,100,000)         (600,000)
   Shares outstanding,
      beginning of period                       --                  --                   --           1,900,000                --
                                       -----------         -----------          -----------        ------------       -----------
   Shares outstanding,
      end of period                        600,000             600,000              600,000           1,500,000         1,900,000
                                       ===========         ===========          ===========        ============       ===========

                                               POWERSHARES
                                                 DYNAMIC
                                                UTILITIES
                                                PORTFOLIO
                                    -----------------------------------
                                                        FOR THE PERIOD
                                    SIX MONTHS ENDED  OCTOBER 26, 2005*
                                    OCTOBER 31, 2006      THROUGH
                                       (UNAUDITED)      APRIL 30, 2006
                                    ----------------  -----------------
OPERATIONS:
   Net investment income (loss)       $    410,257      $    414,443
   Net realized gain
      on investments                     2,188,656         1,172,426
   Net change in unrealized
      appreciation/ depreciation
      on investments                     2,282,192           573,208
                                      ------------      ------------
   Net increase (decrease)
      in  net assets resulting
      from operations                    4,881,105         2,160,077
                                      ------------      ------------
   Undistributed net investment
      income included in price of
      units issued and redeemed            136,668            (9,333)
                                      ------------      ------------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income                  (346,031)         (361,097)
                                      ------------      ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold            63,664,414        45,288,573
   Value of shares repurchased         (33,176,811)      (24,226,893)
   Net income equalization --             (136,668)            9,333
                                      ------------      ------------
   Net increase in net assets
      resulting from share
      transactions                      30,350,935        21,071,013
                                      ------------      ------------
      INCREASE (DECREASE) IN
      NET ASSETS                        35,022,677        22,860,660
NET ASSETS:
   Beginning of period                  22,860,660                --
                                      ------------      ------------
   End of period                      $ 57,883,337      $ 22,860,660
                                      ============      ============
   Undistributed net investment
      income (loss) at end
      of period                       $    254,240      $     53,346
                                      ============      ============
CHANGES IN SHARES
   OUTSTANDING:
   Shares sold                           3,600,000         2,900,000
   Shares repurchased                   (1,900,000)       (1,500,000)
   Shares outstanding,
      beginning of period                1,400,000                --
                                      ------------      ------------
   Shares outstanding,
      end of period                      3,100,000         1,400,000
                                      ============      ============

FINANCIAL HIGHLIGHTS

POWERSHARES DYNAMIC BASIC MATERIALS SECTOR PORTFOLIO

                                                                 FOR THE PERIOD
                                                               OCTOBER 12, 2006*
                                                                    THROUGH
                                                                OCTOBER 31, 2006
                                                                  (UNAUDITED)
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                           $ 25.56
                                                                    -------
   Net investment income**                                             0.05
   Net realized and unrealized gain on investments                     0.76
                                                                    -------
      Total from operations                                            0.81
                                                                    -------
   Net asset value at end of period                                 $ 26.37
                                                                    -------
TOTAL RETURN:***                                                       3.17%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                      $15,820
   Ratio to average net assets of:
      Expenses, net of waivers                                         0.71%+
      Expenses, prior to waivers                                       1.28%+
      Net investment income, net of waivers                            3.59%+
   Portfolio turnover rate ++                                             0%

POWERSHARES DYNAMIC CONSUMER DISCRETIONARY SECTOR PORTFOLIO

                                                                 FOR THE PERIOD
                                                               OCTOBER 12, 2006*
                                                                     THROUGH
                                                                OCTOBER 31, 2006
                                                                  (UNAUDITED)
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                           $ 25.43
                                                                    -------
   Net investment income**                                               --(a)
   Net realized and unrealized gain on investments                     0.52
                                                                    -------
      Total from operations                                            0.52
                                                                    -------
   Net asset value at end of period                                 $ 25.95
                                                                    -------
TOTAL RETURN:***                                                       2.04%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                      $15,572
   Ratio to average net assets of:
      Expenses, net of waivers                                         0.71%+
      Expenses, prior to waivers                                       1.29%+
      Net investment income, net of waivers                            0.07%+
   Portfolio turnover rate ++                                             0%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC CONSUMER STAPLES SECTOR PORTFOLIO

                                                                 FOR THE PERIOD
                                                               OCTOBER 12, 2006*
                                                                    THROUGH
                                                                OCTOBER 31, 2006
                                                                  (UNAUDITED)
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 25.25
                                                                   -------
   Net investment income**                                            0.01
   Net realized and unrealized gain on investments                    0.18
                                                                   -------
      Total from operations                                           0.19
                                                                   -------
   Net asset value at end of period                                $ 25.44
                                                                   -------
TOTAL RETURN:***                                                      0.75%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $15,261
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.72%+
      Expenses, prior to waivers                                      1.30%+
      Net investment income, net of waivers                           0.50%+
   Portfolio turnover rate ++                                            0%

POWERSHARES DYNAMIC ENERGY SECTOR PORTFOLIO

                                                                 FOR THE PERIOD
                                                               OCTOBER 12, 2006*
                                                                    THROUGH
                                                                OCTOBER 31, 2006
                                                                  (UNAUDITED)
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 25.80
                                                                   -------
   Net investment income**                                            0.01
   Net realized and unrealized gain on investments                    1.46
                                                                   -------
      Total from operations                                           1.47
                                                                   -------
   Net asset value at end of period                                $ 27.27
                                                                   -------
TOTAL RETURN:***                                                      5.70%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $16,364
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.71%+
      Expenses, prior to waivers                                      1.26%+
      Net investment income, net of waivers                           0.38%+
   Portfolio turnover rate ++                                            0%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC FINANCIAL SECTOR PORTFOLIO

                                                                 FOR THE PERIOD
                                                               OCTOBER 12, 2006*
                                                                    THROUGH
                                                                OCTOBER 31, 2006
                                                                  (UNAUDITED)
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 25.16
                                                                   -------
   Net investment income**                                            0.01
   Net realized and unrealized loss on investments                   (0.17)
                                                                   -------
      Total from operations                                          (0.16)
                                                                   -------
   Net asset value at end of period                                $ 25.00
                                                                   -------
TOTAL RETURN:***                                                     (0.64)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $15,001
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.72%+
      Expenses, prior to waivers                                      1.30%+
      Net investment income, net of waivers                           0.39%+
   Portfolio turnover rate ++                                            0%

POWERSHARES DYNAMIC HEALTHCARE SECTOR PORTFOLIO

                                                                 FOR THE PERIOD
                                                               OCTOBER 12, 2006*
                                                                    THROUGH
                                                                OCTOBER 31, 2006
                                                                  (UNAUDITED)
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 25.01
                                                                   -------
   Net investment loss**                                             (0.01)
   Net realized and unrealized gain on investments                    0.04
                                                                   -------
      Total from operations                                           0.03
                                                                   -------
   Net asset value at end of period                                $ 25.04
                                                                   -------
TOTAL RETURN:***                                                      0.12%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $15,026
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.72%+
      Expenses, prior to waivers                                      1.31%+
      Net investment loss, net of waivers                            (0.58)%+
   Portfolio turnover rate ++                                            0%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC INDUSTRIALS SECTOR PORTFOLIO

                                                                 FOR THE PERIOD
                                                               OCTOBER 12, 2006*
                                                                    THROUGH
                                                                OCTOBER 31, 2006
                                                                  (UNAUDITED)
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 25.72
                                                                   -------
   Net investment loss**                                                --(a)
   Net realized and unrealized loss on investments                   (0.11)
                                                                   -------
      Total from operations                                          (0.11)
                                                                   -------
   Net asset value at end of period                                $ 25.61
                                                                   -------
TOTAL RETURN:***                                                     (0.43)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $15,364
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.71%+
      Expenses, prior to waivers                                      1.28%+
      Net investment loss, net of waivers                            (0.25)%+
   Portfolio turnover rate ++                                         0%

POWERSHARES DYNAMIC TECHNOLOGY SECTOR PORTFOLIO

                                                                 FOR THE PERIOD
                                                               OCTOBER 12, 2006*
                                                                    THROUGH
                                                                OCTOBER 31, 2006
                                                                  (UNAUDITED)
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 25.54
                                                                   -------
   Net investment loss**                                             (0.01)
   Net realized and unrealized loss on investments                   (0.02)
                                                                   -------
      Total from operations                                          (0.03)
                                                                   -------
   Net asset value at end of period                                $ 25.51
                                                                   -------
TOTAL RETURN:***                                                     (0.12)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $15,306
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.71%+
      Expenses, prior to waivers                                      1.29%+
      Net investment loss, net of waivers                            (0.58)%+
   Portfolio turnover rate ++                                         0%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC TELECOMMUNICATIONS & WIRELESS PORTFOLIO

                                                                          FOR THE PERIOD
                                                     SIX MONTHS ENDED   DECEMBER 6, 2005*
                                                     OCTOBER 31, 2006        THROUGH
                                                       (UNAUDITED)        APRIL 30, 2006
                                                     ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                 $ 16.67            $ 14.95
                                                          -------            -------
   Net investment income**                                   0.15               0.05
   Net realized and unrealized gain on investments           1.62               1.70
                                                          -------            -------
      Total from operations                                  1.77               1.75
                                                          -------            -------
   Undistributed net investment income included in
      price of units issued and redeemed                    (0.02)                --
                                                          -------            -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                    (0.06)             (0.03)
                                                          -------            -------
   Net asset value at end of period                       $ 18.36            $ 16.67
                                                          -------            -------
TOTAL RETURN:***                                            10.56%             11.74%
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)            $27,546            $31,669
   Ratio to average net assets of:
      Expenses, net of waivers                               0.68%+             0.67%
      Expenses, prior to waivers                             1.11%+             0.97%
      Net investment income, net of waivers                  1.83%+             0.79%
   Portfolio turnover rate ++                                  29%                 3%

POWERSHARES DYNAMIC UTILITIES PORTFOLIO

                                                                          FOR THE PERIOD
                                                     SIX MONTHS ENDED   OCTOBER 26, 2005*
                                                     OCTOBER 31, 2006        THROUGH
                                                       (UNAUDITED)        APRIL 30, 2006
                                                     ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                 $ 16.33            $ 15.32
                                                          -------            -------
   Net investment income**                                   0.20               0.24
   Net realized and unrealized gain on investments           2.37               0.97
                                                          -------            -------
      Total from operations                                  2.57               1.21
                                                          -------            -------
   Undistributed net investment income included in
      price of units issued and redeemed                    (0.06)             (0.01)
                                                          -------            -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                    (0.17)             (0.19)
                                                          -------            -------
   Net asset value at end of period                       $ 18.67            $ 16.33
                                                          -------            -------
TOTAL RETURN:***                                            15.46%              7.82%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)            $57,883            $22,861
   Ratio to average net assets of:
      Expenses, net of waivers                               0.64%+             0.69%
      Expenses, prior to waivers                             1.00%+             0.89%
      Net investment income, net of waivers                  2.20%+             2.62%
   Portfolio turnover rate ++                                  21%                38%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC BANKING PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                           -----------
            Common Stocks--99.9%
            COMMERCIAL BANKS-CENTRAL U.S.--18.8%
   13,656   1st Source Corp.                                        $   430,983
    8,556   BancFirst Corp.                                             425,661
    7,878   BOK Financial Corp.                                         404,929
    8,190   Commerce Bancshares, Inc.                                   405,487
    6,906   Cullen/Frost Bankers, Inc.                                  374,029
    9,168   PrivateBancorp, Inc.                                        376,530
   19,716   Sterling Bancshares, Inc.                                   361,000
                                                                    -----------
                                                                      2,778,619
                                                                    -----------
            COMMERCIAL BANKS-EASTERN U.S.--6.1%
   18,714   Community Bank System, Inc.                                 465,043
   18,768   Sterling Financial Corp.                                    433,165
                                                                    -----------
                                                                        898,208
                                                                    -----------
            COMMERCIAL BANKS-SOUTHERN U.S.--29.2%
    6,066   Alabama National BanCorp                                    411,578
   14,772   BancorpSouth, Inc.                                          377,425
   10,524   City Holding Co.                                            412,541
   16,296   Colonial BancGroup (The), Inc.                              388,497
   10,938   Community Trust Bancorp, Inc.                               419,800
   12,912   Compass Bancshares, Inc.                                    726,430
    2,046   First Citizens BancShares, Inc., Class A                    384,239
   12,810   Trustmark Corp.                                             405,565
   12,942   United Community Banks, Inc.                                406,896
   11,652   Whitney Holding Corp.                                       380,554
                                                                    -----------
                                                                      4,313,525
                                                                    -----------
            COMMERCIAL BANKS-WESTERN U.S.--7.4%
   14,634   Greater Bay Bancorp                                         376,826
   12,456   UnionBanCal Corp.                                           717,216
                                                                    -----------
                                                                      1,094,042
                                                                    -----------
            FIDUCIARY BANKS--2.6%
    9,342   Wilmington Trust Corp.                                      388,440
                                                                    -----------
            FINANCE-INVESTMENT BANKER/BROKER--5.2%
   16,236   JPMorgan Chase & Co.                                        770,236
                                                                    -----------
            S&L/THRIFTS-EASTERN U.S.--5.6%
   15,684   Northwest Bancorp, Inc.                                     419,547
   22,200   Provident Financial Services, Inc.                          407,148
                                                                    -----------
                                                                        826,695
                                                                    -----------
            SUPER-REGIONAL BANKS-U.S.--25.0%
   14,178   Bank of America Corp.                                       763,769
   13,068   Comerica, Inc.                                              760,427
   20,088   KeyCorp.                                                    746,068
    9,186   PNC Financial Services Group, Inc.                          643,296
   23,010   U.S. Bancorp                                                778,657
                                                                    -----------
                                                                      3,692,217
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $14,997,889)--99.9%                                14,761,982
            Other assets less liabilities--0.1%                          10,978
                                                                    -----------
            NET ASSETS--100.0%                                      $14,772,960
                                                                    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

 NUMBER
OF SHARES                                                              VALUE
---------                                                          -------------
            Common Stocks--100.1%
            BIOTECHNOLOGY--44.4%
  176,395   Alexion Pharmaceuticals, Inc.*                         $  6,590,117
  167,642   Amgen, Inc.*                                             12,725,704
  255,626   Biogen Idec, Inc.*                                       12,167,798
  752,009   Exelixis, Inc.*                                           7,294,487
  141,490   Genentech, Inc.*                                         11,786,117
  173,710   Genzyme Corp.*                                           11,727,162
  599,998   Human Genome Sciences, Inc.*                              8,009,973
  104,110   Invitrogen Corp.*                                         6,039,421
  580,263   Millennium Pharmaceuticals, Inc.*                         6,789,077
  190,854   Myogen, Inc.*                                             9,981,664
  249,858   Myriad Genetics, Inc.*                                    6,718,682
  417,445   Regeneron Pharmaceuticals, Inc.*                          8,369,772
  364,461   Telik, Inc.*                                              6,906,536
                                                                   ------------
                                                                    115,106,510
                                                                   ------------
            CHEMICALS--4.5%
  157,167   Sigma-Aldrich Corp.                                      11,804,813
                                                                   ------------
            ELECTRONICS--12.9%
  368,218   Applera Corp. - Applied
               Biosystems Group                                      13,734,531
  133,896   Varian, Inc.*                                             6,278,383
  267,397   Waters Corp.*                                            13,316,371
                                                                   ------------
                                                                     33,329,285
                                                                   ------------
            HEALTHCARE-PRODUCTS--7.9%
  982,091   Bruker BioSciences Corp.*                                 7,817,444
  353,406   Luminex Corp.*                                            5,696,905
  124,677   Techne Corp.*                                             6,966,951
                                                                   ------------
                                                                     20,481,300
                                                                   ------------
            PHARMACEUTICALS--30.4%
  380,642   Alkermes, Inc.*                                           6,394,786
  487,678   Atherogenics, Inc.*                                       6,339,814
  393,249   BioMarin Pharmaceuticals, Inc.*                           6,303,782
  179,100   Gilead Sciences, Inc.*                                   12,339,990
  205,663   ImClone Systems, Inc.*                                    6,435,195
  611,285   Medarex, Inc.*                                            7,897,802
  237,461   New River Pharmaceuticals, Inc.*                         12,077,267
  292,327   Progenics Pharmaceuticals, Inc.*                          7,635,581
  440,997   Tanox, Inc.*                                              5,922,590
  562,293   ViroPharma, Inc.*                                         7,495,366
                                                                   ------------
                                                                     78,842,173
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $241,420,950)--100.1%                             259,564,081
            Liabilities in excess of other assets--(0.1%)              (329,924)
                                                                   ------------
            NET ASSETS--100.0%                                     $259,234,157
                                                                   ============

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC BUILDING & CONSTRUCTION PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

 NUMBER
OF SHARES                                                               VALUE
---------                                                           ------------
            Common Stocks--100.1%
            BUILDING MATERIALS--21.1%
   16,155   American Standard Cos., Inc.                            $   715,505
   23,070   Builders FirstSource, Inc.*                                 364,967
   28,291   Comfort Systems USA, Inc.                                   328,459
    9,770   Florida Rock Industries, Inc.                               419,133
   15,310   Lennox International, Inc.                                  412,758
   13,939   Simpson Manufacturing Co., Inc.                             395,728
    7,425   Universal Forest Products, Inc.                             336,947
                                                                    -----------
                                                                      2,973,497
                                                                    -----------
            COMMERCIAL SERVICES--2.7%
   20,691   Quanta Services, Inc.*                                      378,645
                                                                    -----------
            DISTRIBUTION/WHOLESALE--2.9%
    9,857   Pool Corp.                                                  403,940
                                                                    -----------
            ENGINEERING & CONSTRUCTION--17.4%
    6,629   EMCOR Group, Inc.*                                          392,105
    6,884   Granite Construction, Inc.                                  358,656
   20,475   Infrasource Services, Inc.*                                 400,696
    7,700   Jacobs Engineering Group, Inc.*                             581,658
    8,921   URS Corp.*                                                  360,498
    6,234   Washington Group International, Inc.*                       352,969
                                                                    -----------
                                                                      2,446,582
                                                                    -----------
            FOREST PRODUCTS & PAPER--2.6%
   18,321   Louisiana-Pacific Corp.                                     362,389
                                                                    -----------
            HOME BUILDERS--12.8%
   13,424   Centex Corp.                                                702,075
   14,542   Lennar Corp., Class A                                       690,454
      720   NVR, Inc.*                                                  404,280
                                                                    -----------
                                                                      1,796,809
                                                                    -----------
            HOME FURNISHINGS--2.9%
   11,172   American Woodmark Corp.                                     413,252
                                                                    -----------
            IRON/STEEL--2.1%
   14,345   Gibraltar Industries, Inc.                                  302,823
                                                                    -----------
            MACHINERY-CONSTRUCTION & MINING--11.5%
    9,865   Caterpillar, Inc.                                           598,904
   20,583   JLG Industries, Inc.                                        569,120
    8,755   Terex Corp.*                                                453,159
                                                                    -----------
                                                                      1,621,183
                                                                    -----------
            MACHINERY-DIVERSIFIED--6.1%
    8,164   Manitowoc (The) Co., Inc.                                   448,040
    2,746   NACCO Industries, Inc., Class A                             413,548
                                                                    -----------
                                                                        861,588
                                                                    -----------
            METAL FABRICATE/HARDWARE--2.8%
    7,079   Valmont Industries, Inc.                                    395,008
                                                                    -----------
            MINING--4.9%
    8,529   Vulcan Materials Co.                                        694,943
                                                                    -----------
            RETAIL--10.3%
   19,441   Home Depot, Inc.                                        $   725,733
   24,334   Lowe's Cos., Inc.                                           733,427
                                                                    -----------
                                                                      1,459,160
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $14,248,155)                                       14,109,819
                                                                    -----------
            Money Market Fund--0.1%
   11,420   AIM Liquid Asset Portfolio Private Class**
            (Cost $11,420)                                               11,420
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $14,259,575)--100.2%                               14,121,239
            Liabilities in excess of other assets--(0.2%)               (31,981)
                                                                    -----------
            NET ASSETS--100.0%                                      $14,089,258
                                                                    ===========

*    Non-income producing security.

**   Affiliated investment.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

 NUMBER
OF SHARES                                                              VALUE
---------                                                          -------------
            Common Stocks--100.2%
            GAS-DISTRIBUTION--2.8%
   65,297   Energen Corp.                                          $  2,796,018
                                                                   ------------
            OIL COMPANIES-EXPLORATION &
            PRODUCTION--47.5%
  111,338   Anadarko Petroleum Corp.                                  5,168,309
  178,725   Bois d'Arc Energy, Inc.*                                  2,873,898
   51,920   Cabot Oil & Gas Corp.                                     2,747,087
   73,347   Cimarex Energy Co.                                        2,641,959
  154,832   Energy Partners Ltd.*                                     3,782,546
  156,529   McMoRan Exploration Co.*                                  2,366,718
   56,896   Noble Energy, Inc.                                        2,766,852
   39,721   Penn Virginia Corp.                                       2,842,038
  240,818   Petroquest Energy, Inc.*                                  2,740,509
   69,349   St. Mary Land & Exploration Co.                           2,586,024
   63,043   Swift Energy Co.*                                         2,945,369
  349,126   Vaalco Energy, Inc.*                                      2,894,255
   90,126   W&T Offshore, Inc.                                        3,043,555
   62,958   Whiting Petroleum Corp.*                                  2,808,556
  109,085   XTO Energy, Inc.                                          5,089,906
                                                                   ------------
                                                                     47,297,581
                                                                   ------------
            OIL COMPANIES-INTEGRATED--24.1%
   78,777   ConocoPhillips                                            4,745,526
   74,155   Exxon Mobil Corp.                                         5,296,150
  105,154   Hess Corp.                                                4,458,530
   56,690   Marathon Oil Corp.                                        4,898,016
   97,789   Occidental Petroleum Corp.                                4,590,216
                                                                   ------------
                                                                     23,988,438
                                                                   ------------
            OIL REFINING & MARKETING--20.0%
   79,954   Frontier Oil Corp.                                        2,350,648
   39,686   Giant Industries, Inc.*                                   3,213,772
  103,723   Holly Corp.                                               4,933,066
   36,849   Sunoco, Inc.                                              2,436,824
   41,401   Tesoro Corp.                                              2,647,180
   83,699   Valero Energy Corp.                                       4,379,969
                                                                   ------------
                                                                     19,961,459
                                                                   ------------
            PIPELINES--5.8%
   75,307   ONEOK, Inc.                                               3,135,030
   32,595   Questar Corp.                                             2,655,841
                                                                   ------------
                                                                      5,790,871
                                                                   ------------
            TOTAL COMMON STOCKS
            (Cost $99,459,310)                                       99,834,367
                                                                   ------------
            Money Market Fund--0.2%
  235,064   AIM Liquid Asset Portfolio Private Class**
            (Cost $235,064)                                        $    235,064
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $99,694,374)--100.4%                              100,069,431
            Liabilities in excess of other assets--(0.4%)              (396,245)
                                                                   ------------
            Net Assets--100.0%                                     $ 99,673,186
                                                                   ============

*    Non-income producing security.

**   Affiliated investment.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

 NUMBER
OF SHARES                                                               VALUE
---------                                                           ------------
            Common Stocks--100.0%
            AGRICULTURE--4.4%
   34,624   Archer-Daniels-Midland Co.                              $ 1,333,024
                                                                    -----------
            BEVERAGES--22.3%
   29,218   Anheuser-Busch Cos., Inc.                                 1,385,518
   10,644   Brown-Forman Corp., Class B                                 768,390
   32,461   Coca-Cola (The) Co.                                       1,516,577
   13,870   Coca-Cola Bottling Co. Consolidated                         873,533
   36,012   Coca-Cola Enterprises, Inc.                                 721,320
   11,342   Molson Coors Brewing Co., Class B                           807,324
   22,927   Pepsi Bottling Group, Inc.                                  724,952
                                                                    -----------
                                                                      6,797,614
                                                                    -----------
            CHEMICALS--3.2%
   38,527   UAP Holding Corp.                                           964,331
                                                                    -----------
            FOOD--49.4%
   38,735   Campbell Soup Co.                                         1,447,914
   33,233   ConAgra Foods, Inc.                                         869,043
   23,088   Corn Products International, Inc.                           835,555
   20,337   Dean Foods Co.*                                             851,917
   74,574   Del Monte Foods Co.                                         804,653
   35,019   Great Atlantic & Pacific Tea Co.                            968,976
   34,949   H.J. Heinz Co.                                            1,473,449
   21,627   Hormel Foods Corp.                                          780,951
   25,870   J&J Snack Foods Corp.                                       864,317
   16,510   J.M. Smucker (The) Co.                                      808,990
   29,025   Kellogg Co.                                               1,460,248
   62,078   Kroger (The) Co.                                          1,396,134
   22,079   McCormick & Co., Inc.                                       825,755
      571   Seaboard Corp.                                              806,252
   25,153   United Natural Foods, Inc.*                                 877,840
                                                                    -----------
                                                                     15,071,994
                                                                    -----------
            MISCELLANEOUS MANUFACTURING--2.4%
   17,919   Lancaster Colony Corp.                                      726,615
                                                                    -----------
            RETAIL--18.3%
   53,117   CKE Restaurants, Inc.                                     1,037,907
   17,230   Jack in the Box, Inc.*                                      966,775
   41,020   McDonald's Corp.                                          1,719,559
   23,566   Papa John's International, Inc.*                            864,872
   16,588   Yum! Brands, Inc.                                           986,322
                                                                    -----------
                                                                      5,575,435
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $28,220,121)                                       30,469,013
                                                                    -----------
            Money Market Fund--0.2%
   54,966   AIM Liquid Asset Portfolio Private Class**
            (Cost $54,966)                                          $    54,966
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $28,275,087)--100.2%                               30,523,979
            Liabilities in excess of other assets--(0.2%)               (56,183)
                                                                    -----------
            NET ASSETS--100.0%                                      $30,467,796
                                                                    ===========

*    Non-income producing security.

**   Affiliated investment.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC HARDWARE & CONSUMER ELECTRONICS PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

 NUMBER
OF SHARES                                                               VALUE
---------                                                           -----------
            Common Stocks--99.7%
            COMMERCIAL SERVICES--2.9%
    8,133   Coinstar, Inc.*                                          $  247,081
                                                                     ----------
            COMPUTERS--30.7%
    5,394   Apple Computer, Inc.*                                       437,345
   32,845   Brocade Communications Systems, Inc.*                       266,373
   33,029   EMC Corp.*                                                  404,605
   10,528   Hewlett-Packard Co.                                         407,855
    5,811   Komag, Inc.*                                                222,271
    3,672   Lexmark International, Inc., Class A*                       233,502
   10,951   Network Appliance, Inc.*                                    399,712
   11,763   Western Digital Corp.*                                      215,028
                                                                     ----------
                                                                      2,586,691
                                                                     ----------
            ELECTRONICS--34.0%
   12,173   Agilent Technologies, Inc.*                                 433,359
    8,420   Benchmark Electronics, Inc.*                                223,551
   14,350   CTS Corp.                                                   202,622
    8,385   Garmin Ltd. (Cayman Islands)                                447,843
   10,820   Paxar Corp.*                                                216,616
   10,136   Plexus Corp.*                                               222,181
   58,139   Sanmina-SCI Corp.*                                          229,649
   65,266   Solectron Corp.*                                            217,988
   17,175   Symbol Technologies, Inc.                                   256,423
    7,252   Tektronix, Inc.                                             220,243
    4,252   Trimble Navigation Ltd.*                                    196,527
                                                                     ----------
                                                                      2,867,002
                                                                     ----------
            HOME FURNISHINGS--5.0%
    2,528   Harman International Industries, Inc.                       258,741
   25,774   TiVo, Inc.*                                                 164,696
                                                                     ----------
                                                                        423,437
                                                                     ----------
            INTERNET--3.2%
    7,222   Avocent Corp.*                                              265,120
                                                                     ----------
            OFFICE/BUSINESS EQUIPMENT--7.8%
    4,781   Pitney Bowes, Inc.                                          223,321
   25,388   Xerox Corp.*                                                431,596
                                                                     ----------
                                                                        654,917
                                                                     ----------
            SEMICONDUCTORS--5.7%
   12,912   Emulex Corp.*                                               242,746
   11,635   QLogic Corp.*                                               239,448
                                                                     ----------
                                                                        482,194
                                                                     ----------
            SOFTWARE--3.2%
    9,264   VeriFone Holdings, Inc.*                                    270,601
                                                                     ----------
            TELECOMMUNICATIONS--7.2%
   16,312   Motorola, Inc.                                           $  376,155
    8,551   Polycom, Inc.*                                              234,297
                                                                     ----------
                                                                        610,452
                                                                     ----------
            TOTAL INVESTMENTS
            (Cost $7,612,992)--99.7%                                  8,407,495
            Other assets less liabilities--0.3%                          25,346
                                                                     ----------
            NET ASSETS--100.0%                                       $8,432,841
                                                                     ==========

*    Non-income producing security

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                            VALUE     NET ASSETS
                                                         ----------   ----------
United States                                            $7,959,652      94.4%
Cayman Islands                                              447,843       5.3
                                                         ----------     -----
Total investments                                         8,407,495      99.7
Other assets less liabilities                                25,346       0.3
                                                         ----------     -----
Net Assets                                               $8,432,841     100.0%
                                                         ==========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC HEALTHCARE SERVICES PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks--100.0%
            CONSULTING SERVICES--3.1%
    8,352   Advisory Board (The) Co.*                               $   461,197
                                                                    -----------
            E-COMMERCE/SERVICES--2.8%
   35,568   Emdeon Corp.*                                               414,367
                                                                    -----------
            HEALTH CARE COST CONTAINMENT--5.0%
   14,634   McKesson Corp.                                              733,017
                                                                    -----------
            HUMAN RESOURCES--6.5%
   17,916   AMN Healthcare Services, Inc.*                              453,096
   25,470   Cross Country Healthcare, Inc.*                             493,099
                                                                    -----------
                                                                        946,195
                                                                    -----------
            LIFE/HEALTH INSURANCE--5.4%
    6,834   CIGNA Corp.                                                 799,441
                                                                    -----------
            MEDICAL LABS & TESTING SERVICES--6.8%
    5,994   Laboratory Corp. of America Holdings*                       410,529
   11,838   Quest Diagnostics, Inc.                                     588,822
                                                                    -----------
                                                                        999,351
                                                                    -----------
            MEDICAL LASER SYSTEMS--2.3%
    9,624   LCA-Vision, Inc.                                            338,091
                                                                    -----------
            MEDICAL PRODUCTS--5.7%
    8,346   Henry Schein, Inc.*                                         414,713
   21,072   PSS World Medical, Inc.*                                    423,968
                                                                    -----------
                                                                        838,681
                                                                    -----------
            MEDICAL-HMO--36.6%
   20,100   Aetna, Inc.                                                 828,523
   13,302   AMERIGROUP Corp.*                                           398,528
    7,590   Coventry Health Care, Inc.*                                 356,351
   12,342   Humana, Inc.*                                               740,520
    8,772   Magellan Health Services, Inc.*                             382,810
   11,184   Molina Healthcare, Inc.*                                    438,748
    9,372   Sierra Health Services, Inc.*                               320,897
   14,778   UnitedHealth Group, Inc.                                    720,871
    7,452   WellCare Health Plans, Inc.*                                437,805
    9,726   WellPoint, Inc.*                                            742,288
                                                                    -----------
                                                                      5,367,341
                                                                    -----------
            MEDICAL-HOSPITALS--7.5%
   10,992   Community Health Systems, Inc.*                             356,690
    9,702   Triad Hospitals, Inc.*                                      359,265
    7,146   Universal Health Services, Inc., Class B                    378,381
                                                                    -----------
                                                                      1,094,336
                                                                    -----------
            MEDICAL-NURSING HOMES--2.6%
    7,890   Manor Care, Inc.                                            378,641
                                                                    -----------
            MEDICAL-OUTPATIENT/HOME MEDICAL CARE--5.4%
   11,280   Lincare Holdings, Inc.*                                     378,557
   21,312   Res-Care, Inc.*                                             412,174
                                                                    -----------
                                                                        790,731
                                                                    -----------
            MEDICAL-WHOLESALE DRUG DISTRIBUTION--3.0%
    9,378   AmerisourceBergen Corp.                                 $   442,642
                                                                    -----------
            PHARMACY SERVICES--4.5%
   13,350   Caremark Rx, Inc.                                           657,221
                                                                    -----------
            PHYSICIAN PRACTICE MANAGEMENT--2.8%
    9,102   Pediatrix Medical Group, Inc.*                              408,953
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $14,929,809)--100.0%                               14,670,205
            Liabilities in excess of other assets--(0.0%)                (5,849)
                                                                    -----------
            NET ASSETS--100.0%                                      $14,664,356
                                                                    ===========

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC INSURANCE PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks--100.0%
            FINANCIAL GUARANTEE INSURANCE--9.6%
   25,619   Ambac Financial Group, Inc.                             $ 2,138,930
   27,814   PMI Group (The), Inc.                                     1,186,267
   19,979   Radian Group, Inc.                                        1,064,881
                                                                    -----------
                                                                      4,390,078
                                                                    -----------
            LIFE/HEALTH INSURANCE--26.1%
   49,916   AFLAC, Inc.                                               2,242,227
   31,225   Delphi Financial Group, Class A                           1,225,581
   36,743   FBL Financial Group, Inc., Class A                        1,298,865
   25,208   Nationwide Financial Services, Inc., Class A              1,283,591
   26,707   Protective Life Corp.                                     1,181,785
   29,959   Prudential Financial, Inc.                                2,304,747
   26,096   StanCorp Financial Group, Inc.                            1,192,326
   19,411   Torchmark Corp.                                           1,197,270
                                                                    -----------
                                                                     11,926,392
                                                                    -----------
            MULTI-LINE INSURANCE--27.9%
   41,894   ACE Ltd. (Cayman Islands)                                 2,398,431
   25,753   American Financial Group, Inc.                            1,232,539
   23,692   Assurant, Inc.                                            1,247,621
   64,518   Genworth Financial, Inc., Class A                         2,157,482
   57,624   Loews Corp.                                               2,242,726
   40,272   MetLife, Inc.                                             2,300,739
   27,871   Unitrin, Inc.                                             1,196,502
                                                                    -----------
                                                                     12,776,040
                                                                    -----------
            PROPERTY/CASUALTY INSURANCE--33.2%
   44,679   Chubb (The) Corp.                                         2,374,688
   61,058   CNA Surety Corp.*                                         1,241,920
   41,421   Commerce Group (The), Inc.                                1,226,062
   30,654   First American Corp.                                      1,251,603
   36,351   Harleysville Group, Inc.                                  1,311,544
   32,135   Infinity Property & Casualty Corp.                        1,382,448
   34,985   Philadelphia Consolidated Holding Co.*                    1,368,613
   21,606   SAFECO Corp.                                              1,257,253
   23,293   Safety Insurance Group, Inc.                              1,164,883
   23,154   Selective Insurance Group, Inc.                           1,279,259
   35,613   W. R. Berkley Corp.                                       1,312,695
                                                                    -----------
                                                                     15,170,968
                                                                    -----------
            REINSURANCE--3.2%
   41,916   Odyssey Re Holdings Corp.                                 1,485,922
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $43,721,698)                                       45,749,400
                                                                    -----------
            Money Market Fund--0.1%
   67,187   AIM Liquid Asset Portfolio Private Class**
            (Cost $67,187)                                          $    67,187
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $43,788,885)--100.1%                               45,816,587
            Liabilities in excess of other assets--(0.1%)               (68,004)
                                                                    -----------
            NET ASSETS--100.0%                                      $45,748,583
                                                                    ===========

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                        -----------   ----------
United States                                           $43,418,156      94.9%
Cayman Islands                                            2,398,431       5.2
                                                        -----------     -----
Total investments                                        45,816,587     100.1
Liabilities in excess of other assets                       (68,004)     (0.1)
                                                        -----------     -----
Net Assets                                              $45,748,583     100.0%
                                                        ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks--99.9%
            ENTERTAINMENT--19.9%
   21,696   Churchill Downs, Inc.                                   $   920,344
   60,249   Dover Downs Gaming & Entertainment, Inc.                    853,728
   40,083   International Game Technology                             1,703,929
   42,426   Regal Entertainment Group, Class A                          879,491
   22,774   Speedway Motorsports, Inc.                                  857,897
   22,146   Vail Resorts, Inc.*                                         855,943
   34,370   Warner Music Group Corp.                                    891,214
                                                                    -----------
                                                                      6,962,546
                                                                    -----------
            INTERNET--2.9%
   24,717   Priceline.com, Inc.*                                        995,848
                                                                    -----------
            LEISURE TIME--10.6%
   32,223   Ambassadors Group, Inc.                                     882,588
   38,276   Carnival Corp. (Panama)                                   1,868,634
   38,226   Sabre Holdings Corp., Class A                               971,705
                                                                    -----------
                                                                      3,722,927
                                                                    -----------
            LODGING--10.0%
   41,484   Marriott International, Inc., Class A                     1,732,787
   29,326   Starwood Hotels & Resorts Worldwide, Inc.                 1,751,935
                                                                    -----------
                                                                      3,484,722
                                                                    -----------
            MEDIA--7.1%
   51,586   Walt Disney (The) Co.                                     1,622,895
   52,419   World Wrestling Entertainment, Inc.                         873,825
                                                                    -----------
                                                                      2,496,720
                                                                    -----------
            RETAIL--49.4%
   42,403   Applebee's International, Inc.                              967,636
   29,588   Bob Evans Farms, Inc.                                     1,003,329
   22,498   Brinker International, Inc.                               1,044,582
   30,589   California Pizza Kitchen, Inc.*                             987,107
   23,057   CBRL Group, Inc.                                          1,012,433
   54,891   CKE Restaurants, Inc.                                     1,072,570
   23,506   Darden Restaurants, Inc.                                    984,901
   17,435   IHOP Corp.                                                  909,584
   17,803   Jack in the Box, Inc.*                                      998,926
   42,390   McDonald's Corp.                                          1,776,989
   24,354   Papa John's International, Inc.*                            893,792
   30,183   Rare Hospitality International, Inc.*                       951,066
   33,828   Ruby Tuesday, Inc.                                          938,727
   49,864   Starbucks Corp.*                                          1,882,367
   31,427   Yum! Brands, Inc.                                         1,868,650
                                                                    -----------
                                                                     17,292,659
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $31,290,782)                                       34,955,422
                                                                    -----------
            Money Market Fund--0.1%
   36,214   AIM Liquid Asset Portfolio Private Class**
            (Cost $36,214)                                          $    36,214
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $31,326,996)--100.0%                               34,991,636
            Other assets less liabilities--0.0%                           9,608
                                                                    -----------
            NET ASSETS--100.0%                                      $35,001,244
                                                                    ===========

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                        -----------   ----------
United States                                           $33,123,002      94.6%
Panama                                                    1,868,634       5.4
                                                        -----------     -----
Total investments                                        34,991,636     100.0
Other assets less liabilities                                 9,608       0.0
                                                        -----------     -----
Net Assets                                              $35,001,244     100.0%
                                                        ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MEDIA PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks--100.2%
            ADVERTISING--12.2%
   14,461   Catalina Marketing Corp.                                $   366,586
    9,271   Getty Images, Inc.*                                         401,527
   15,895   Harte-Hanks, Inc.                                           401,349
    8,641   Omnicom Group, Inc.                                         876,630
                                                                    -----------
                                                                      2,046,092
                                                                    -----------
            COMMERCIAL SERVICES--7.0%
   10,280   Monster Worldwide, Inc.*                                    416,443
   20,406   Valassis Communications, Inc.*                              306,294
   11,936   Viad Corp.                                                  441,035
                                                                    -----------
                                                                      1,163,772
                                                                    -----------
            COMPUTERS--3.0%
   14,681   IHS, Inc., Class A*                                         507,522
                                                                    -----------
            ENTERTAINMENT--2.7%
   17,371   Warner Music Group Corp.                                    450,430
                                                                    -----------
            INTERNET--11.3%
   16,939   aQuantive, Inc.*                                            460,402
   50,891   Digitas, Inc.*                                              537,409
   18,927   Sohu.com, Inc.*                                             432,293
   24,245   ValueClick, Inc.*                                           455,806
                                                                    -----------
                                                                      1,885,910
                                                                    -----------
            MEDIA--61.2%
   26,515   Clear Channel Communications, Inc.                          924,047
   21,294   Comcast Corp., Class A*                                     866,027
   27,039   Cox Radio, Inc., Class A*                                   455,337
   40,519   DIRECTV Group (The), Inc.*                                  902,762
    9,385   E.W. Scripps Co., Class A                                   464,182
  134,550   Gemstar-TV Guide International, Inc.*                       468,234
   12,480   John Wiley & Sons, Inc., Class A                            440,544
   38,444   Journal Communications, Inc., Class A                       449,795
   13,445   McGraw-Hill Cos. (The), Inc.                                862,766
    8,911   Meredith Corp.                                              467,828
   40,649   News Corp., Inc., Class A                                   847,532
   54,825   Sinclair Broadcast Group, Inc., Class A                     494,522
   45,968   Time Warner, Inc.                                           919,819
   13,074   Tribune Co.                                                 435,756
   26,074   Walt Disney (The) Co.                                       820,288
      548   Washington Post (The) Co., Class B                          412,699
                                                                    -----------
                                                                     10,232,138
                                                                    -----------
            TELECOMMUNICATIONS--2.8%
   16,511   RCN Corp.*                                                  476,838
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $15,837,380)                                       16,762,702
                                                                    -----------
            Money Market Fund--0.2%
   35,891   AIM Liquid Asset Portfolio Private Class**
            (Cost $35,891)                                          $    35,891
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $15,873,271)--100.4%                               16,798,593
            Liabilities in excess of other assets--(0.4%)               (73,552)
                                                                    -----------
            NET ASSETS--100.0%                                      $16,725,041
                                                                    ===========

*    Non-income producing security.

**   Affiliated investment.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC NETWORKING PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks--99.9%
            COMPUTERS--3.2%
  98,259    Brocade Communications Systems, Inc.*                    $  796,880
                                                                    -----------
            INTERNET--15.0%
  12,051    F5 Networks, Inc.*                                          797,656
  27,552    McAfee, Inc.*                                               797,079
  93,839    Opsware, Inc.*                                              852,997
  32,021    Redback Networks, Inc.*                                     506,572
  29,629    Websense, Inc.*                                             810,946
                                                                    -----------
                                                                      3,765,250
                                                                    -----------
            SEMICONDUCTORS--20.2%
  40,107    Agere Systems, Inc.*                                        681,017
 218,507    Applied Micro Circuits Corp.*                               666,446
  38,881    Broadcom Corp., Class A*                                  1,176,929
 284,156    Conexant Systems, Inc.*                                     548,421
  24,989    DSP Group, Inc.*                                            542,761
  38,624    Emulex Corp.*                                               726,131
  34,806    QLogic Corp.*                                               716,307
                                                                    -----------
                                                                      5,058,012
                                                                    -----------
            SOFTWARE--4.3%
  36,240    Citrix Systems, Inc.*                                     1,070,167
                                                                    -----------
            TELECOMMUNICATIONS--57.2%
  26,153    Adtran, Inc.                                                605,180
  65,647    Andrew Corp.*                                               607,891
  53,754    Arris Group, Inc.*                                          720,304
  40,298    Atheros Communications, Inc.*                               875,676
 109,758    Avaya, Inc.*                                              1,405,999
  20,884    Ciena Corp.*                                                490,983
  52,714    Cisco Systems, Inc.*                                      1,271,989
  19,448    Comtech Telecommunications Corp.*                           693,321
  53,187    Foundry Networks, Inc.*                                     673,347
  80,642    Juniper Networks, Inc.*                                   1,388,655
 499,840    Lucent Technologies, Inc.*                                1,214,611
  31,526    NETGEAR, Inc.*                                              844,897
  29,689    QUALCOMM, Inc.                                            1,080,383
 134,499    Sonus Networks, Inc.*                                       703,430
 151,313    Sycamore Networks, Inc.*                                    567,424
 110,088    Tellabs, Inc.*                                            1,160,328
                                                                    -----------
                                                                     14,304,418
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $24,383,373)--99.9%                                24,994,727
            Other assets less liabilities--0.1%                          35,899
                                                                    -----------
            NET ASSETS--100.0%                                      $25,030,626
                                                                    ===========

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            Common Stocks--100.1%
            ENGINEERING & CONSTRUCTION--2.6%
  155,779   McDermott International, Inc. (Panama)*                $  6,963,321
                                                                   ------------
            METAL FABRICATE/HARDWARE--3.9%
  161,899   NS Group, Inc.*                                          10,581,719
                                                                   ------------
            OIL&GAS--23.6%
  190,711   Diamond Offshore Drilling, Inc.                          13,202,923
  324,095   ENSCO International, Inc.                                15,870,932
  271,967   GlobalSantaFe Corp.(Cayman Islands)                      14,115,087
1,018,378   Grey Wolf, Inc.*                                          7,128,646
  273,125   Patterson-UTI Energy, Inc.                                6,336,500
  283,816   Pride International, Inc.*                                7,836,160
                                                                   ------------
                                                                     64,490,248
                                                                   ------------
            OIL&GAS SERVICES--67.5%
  185,636   Baker Hughes, Inc.                                       12,818,166
  266,808   Basic Energy Services, Inc.*                              6,520,788
  389,117   BJ Services Co.                                          11,735,769
  123,063   FMC Technologies, Inc.*                                   7,439,158
  430,611   Global Industries Ltd.*                                   7,148,143
  178,812   Grant Prideco, Inc.*                                      6,753,729
  411,354   Halliburton Co.                                          13,307,302
  197,800   Helix Energy Solutions Group, Inc.*                       6,388,940
  391,040   Horizon Offshore, Inc.*                                   6,749,350
  234,021   Hornbeck Offshore Services, Inc.*                         8,445,818
  792,663   Input/Output, Inc.*                                       8,885,752
  162,528   Lone Star Technologies, Inc.*                             7,846,852
  209,210   NATCO Group, Inc., Class A*                               6,933,219
  216,681   Schlumberger Ltd. (Netherlands)                          13,668,236
   87,185   SEACOR Holdings, Inc.*                                    7,801,314
  323,272   Smith International, Inc.                                12,762,779
  234,309   Superior Energy Services, Inc.*                           7,333,872
  150,099   Tidewater, Inc.                                           7,464,423
  216,527   Trico Marine Services, Inc.*                              7,383,571
  136,198   Veritas DGC, Inc.*                                        9,807,618
  144,159   W-H Energy Services, Inc.*                                6,750,966
                                                                   ------------
                                                                    183,945,765
                                                                   ------------
            TRANSPORTATION--2.5%
  109,698   Overseas Shipholding Group                                6,861,610
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $284,972,322)--100.1%                             272,842,663
            Liabilities in excess of other assets--(0.1%)              (140,876)
                                                                   ------------
            NET ASSETS--100.0%                                     $272,701,787
                                                                   ============

*    Non-income producing security.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                       ------------   ----------
United States                                          $238,096,019       87.3%
Cayman Islands                                           14,115,087        5.2
Netherlands                                              13,668,236        5.0
Panama                                                    6,963,321        2.6
                                                       ------------      -----
Total investments                                       272,842,663      100.1
Liabilities in excess of other assets                      (140,876)      (0.1)
                                                       ------------      -----
Net Assets                                             $272,701,787      100.0%
                                                       ============      =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

 NUMBER
OF SHARES                                                               VALUE
---------                                                           -----------
            Common Stocks--100.0%
            BIOTECHNOLOGY--21.4%
   62,034   Amgen, Inc.*                                            $ 4,709,001
   51,595   Biogen Idec, Inc.*                                        2,455,922
   53,617   Celgene Corp.*                                            2,865,292
   52,357   Genentech, Inc.*                                          4,361,338
   35,062   Genzyme Corp.*                                            2,367,036
  214,720   Millennium Pharmaceuticals, Inc.*                         2,512,224
                                                                    -----------
                                                                     19,270,813
                                                                    -----------
            COSMETICS & PERSONAL CARE--3.3%
   69,801   Chattem, Inc.*                                            2,960,958
                                                                    -----------
            HEALTHCARE-PRODUCTS--4.9%
   64,767   Johnson & Johnson                                         4,365,296
                                                                    -----------
            PHARMACEUTICALS--70.4%
   58,505   Adams Respiratory Therapeutics, Inc.*                     2,521,566
   20,114   Allergan, Inc.                                            2,323,167
  114,003   Alpharma, Inc., Class A                                   2,516,046
  180,459   Atherogenics, Inc.*                                       2,345,967
   39,665   Barr Pharmaceuticals, Inc.*                               2,077,256
  193,195   Bristol-Myers Squibb Co.                                  4,781,576
   39,575   Cephalon, Inc.*                                           2,777,373
   76,070   Eli Lilly & Co.                                           4,260,681
   69,336   Endo Pharmaceuticals Holdings, Inc.*                      1,978,849
   46,521   Forest Laboratories, Inc.*                                2,276,738
   36,151   Gilead Sciences, Inc.*                                    2,490,804
  138,881   King Pharmaceuticals, Inc.*                               2,323,479
   48,848   Kos Pharmaceuticals, Inc.*                                2,430,188
  105,524   KV Pharmaceutical Co., Class A*                           2,355,296
  103,572   Merck & Co., Inc.                                         4,704,240
  110,905   Mylan Laboratories, Inc.                                  2,273,553
  148,739   Perrigo Co.                                               2,660,941
  153,817   Pfizer, Inc.                                              4,099,223
  113,043   Schering-Plough Corp.                                     2,502,772
  120,306   Sciele Pharma, Inc.*                                      2,623,874
   89,522   Watson Pharmaceuticals, Inc.*                             2,409,037
   87,883   Wyeth                                                     4,484,669
                                                                    -----------
                                                                     63,217,295
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $85,271,750)                                       89,814,362
                                                                    -----------
            Money Market Fund--0.1%
   96,785   AIM Liquid Asset Portfolio Private Class**
            (Cost $96,785)                                               96,785
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $85,368,535)--100.1%                               89,911,147
            Liabilities in excess of other assets--(0.1%)              (103,319)
                                                                    -----------
            NET ASSETS--100.0%                                      $89,807,828
                                                                    ===========

*    Non-income producing security.

**   Affiliated investment.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC RETAIL PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

 NUMBER
OF SHARES                                                               VALUE
---------                                                           -----------
            Common Stocks--100.0%
            COMMERCIAL SERVICES--5.4%
   24,049   Aaron Rents, Inc.                                       $   598,339
   25,123   Adesa, Inc.                                                 631,592
                                                                    -----------
                                                                      1,229,931
                                                                    -----------
            FOOD--4.1%
   42,004   Kroger (The) Co.                                            944,670
                                                                    -----------
            RETAIL--84.8%
   15,004   American Eagle Outfitters, Inc.                             687,183
   13,723   AnnTaylor Stores Corp.*                                     604,086
   27,479   Asbury Automotive Group, Inc.                               659,496
   21,457   Best Buy Co., Inc.                                        1,185,499
   17,014   Brown Shoe Co., Inc.                                        662,865
   15,686   Buckle (The), Inc.                                          620,852
   14,985   Carmax, Inc.*                                               663,836
   19,944   Charlotte Russe Holding, Inc.*                              551,452
   21,336   Christopher & Banks Corp.                                   575,859
   20,124   Costco Wholesale Corp.                                    1,074,219
   17,014   Dillard's, Inc., Class A                                    513,312
   18,934   Dollar Tree Stores, Inc.*                                   588,658
   29,434   Dress Barn, Inc.*                                           639,306
   19,752   DSW, Inc., Class A*                                         683,419
   22,620   Family Dollar Stores, Inc.                                  666,159
   19,380   Genesco, Inc.*                                              728,107
   12,020   Group 1 Automotive, Inc.                                    688,866
   14,997   J. C. Penney Co., Inc.                                    1,128,224
   16,217   Kohl's Corp.*                                             1,144,920
   21,349   Lithia Motors, Inc., Class A                                544,400
   11,934   Longs Drug Stores Corp.                                     513,639
   36,554   Lowe's Cos., Inc.                                         1,101,738
   28,719   Nordstrom, Inc.                                           1,359,845
   22,910   Payless ShoeSource, Inc.*                                   612,843
    6,821   Sears Holdings Corp.*                                     1,190,060
                                                                    -----------
                                                                     19,388,843
                                                                    -----------
            TRANSPORTATION--2.6%
   11,010   Ryder System, Inc.                                          579,677
                                                                    -----------
            TRUCKING & LEASING--3.1%
    7,828   Amerco, Inc.*                                               717,984
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $21,645,828)                                       22,861,105
                                                                    -----------
            Money Market Fund--0.0%
    4,848   AIM Liquid Asset Portfolio Private Class**
            (Cost $4,848)                                                 4,848
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $21,650,676)--100.0%                               22,865,953
            Liabilities in excess of other assets--(0.0%)                (9,236)
                                                                    -----------
            NET ASSETS--100.0%                                      $22,856,717
                                                                    ===========

*    Non-income producing security.

**   Affiliated investment.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

 NUMBER
OF SHARES                                                               VALUE
---------                                                           -----------
            Common Stocks--100.1%
            ELECTRICAL COMPONENTS & EQUIPMENT--2.9%
  120,594   Advanced Energy Industries, Inc.*                       $ 1,895,738
                                                                    -----------
            ELECTRONICS--5.7%
   42,673   Cymer, Inc.*                                              1,977,040
  126,700   Vishay Intertechnology, Inc.*                             1,709,183
                                                                    -----------
                                                                      3,686,223
                                                                    -----------
            SEMICONDUCTORS--77.5%
  111,082   Agere Systems, Inc.*                                      1,886,172
  107,339   Analog Devices, Inc.                                      3,415,526
  190,522   Applied Materials, Inc.                                   3,313,178
  302,570   Atmel Corp.*                                              1,739,778
   44,391   Diodes, Inc.*                                             1,954,980
  101,653   Fairchild Semiconductor International, Inc.*              1,637,630
  104,706   Freescale Semiconductor, Inc., Class B*                   4,118,086
   40,199   Hittite Microwave Corp.*                                  1,378,424
   42,116   Lam Research Corp.*                                       2,082,636
   94,008   Linear Technology Corp.                                   2,925,529
   46,013   MEMC Electronic Materials, Inc.*                          1,633,462
  188,999   Micron Technology, Inc.*                                  2,731,036
   82,981   MKS Instruments, Inc.*                                    1,796,539
  131,779   National Semiconductor Corp.                              3,200,912
   62,524   Novellus Systems, Inc.*                                   1,728,789
   63,301   NVIDIA Corp.*                                             2,207,306
  100,856   Omnivision Technologies, Inc.*                            1,656,056
  118,968   Photronics, Inc.*                                         1,664,362
  124,351   Teradyne, Inc.*                                           1,743,401
   97,745   Texas Instruments, Inc.                                   2,949,944
   49,015   Varian Semiconductor Equipment  Associates, Inc.*         1,788,557
   70,018   Veeco Instruments, Inc.*                                  1,308,636
   96,669   Zoran Corp.*                                              1,345,632
                                                                    -----------
                                                                     50,206,571
                                                                    -----------
            SOFTWARE--2.7%
   83,811   Trident Microsystems, Inc.*                               1,771,765
                                                                    -----------
            TELECOMMUNICATIONS--11.3%
  111,601   Atheros Communications, Inc.*                             2,425,090
   52,466   InterDigital Communications Corp.*                        1,876,184
   82,211   QUALCOMM, Inc.                                            2,991,658
                                                                    -----------
                                                                      7,292,932
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $66,502,032)--100.1%                               64,853,229
            Liabilities in excess of other assets--(0.1%)               (61,494)
                                                                    -----------
            NET ASSETS--100.0%                                      $64,791,735
                                                                    ===========

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC SOFTWARE PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

 NUMBER
OF SHARES                                                               VALUE
---------                                                           -----------
            Common Stocks--100.2%
            COMMERCIAL SERVICES--2.6%
  105,608   Convergys Corp.*                                        $ 2,239,946
                                                                    -----------
            COMPUTERS--19.3%
  233,880   Cadence Design Systems, Inc.*                             4,177,097
   58,132   Intergraph Corp.*                                         2,539,787
   71,704   Kronos, Inc.*                                             2,430,766
   93,539   Manhattan Associates, Inc.*                               2,762,207
  113,966   NCR Corp.*                                                4,731,867
                                                                    -----------
                                                                     16,641,724
                                                                    -----------
            ELECTRONICS--2.3%
   99,020   Dolby Laboratories, Inc., Class A*                        1,959,606
                                                                    -----------
            ENTERTAINMENT--2.8%
   90,566   Macrovision Corp.*                                        2,409,961
                                                                    -----------
            INTERNET--16.5%
  261,232   Ariba, Inc.*                                              1,972,302
   85,500   J2 Global Communications, Inc.*                           2,346,120
   94,649   McAfee, Inc.*                                             2,738,196
  199,559   RealNetworks, Inc.*                                       2,191,158
   57,282   WebEx Communications, Inc.*                               2,202,493
  101,782   Websense, Inc.*                                           2,785,773
                                                                    -----------
                                                                     14,236,042
                                                                    -----------
            SOFTWARE--56.7%
  182,723   Aspen Technology, Inc.*                                   1,830,884
  293,249   BEA Systems, Inc.*                                        4,771,161
   91,967   Blackbaud, Inc.                                           2,299,175
  148,047   BMC Software, Inc.*                                       4,487,305
  124,501   Citrix Systems, Inc.*                                     3,676,515
   78,352   CSG Systems International, Inc.*                          2,113,937
   61,669   Fair Isaac Corp.                                          2,258,935
   87,498   Fiserv, Inc.*                                             4,322,401
   64,458   Hyperion Solutions Corp.*                                 2,410,729
  123,693   Intuit, Inc.*                                             4,366,363
  330,064   Lawson Software, Inc.*                                    2,515,088
   23,090   MicroStrategy, Inc., Class A*                             2,755,792
  247,388   Oracle Corp.*                                             4,569,256
   52,631   Quality Systems, Inc.                                     2,233,660
   94,692   Sybase, Inc.*                                             2,305,750
   61,557   Transaction Systems Architects, Inc.*                     2,075,086
                                                                    -----------
                                                                     48,992,037
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $78,240,048)--100.2%                               86,479,316
            Liabilities in excess of other assets--(0.2%)              (127,844)
                                                                    -----------
            NET ASSETS--100.00%                                     $86,351,472
                                                                    ===========

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2006 (UNAUDITED)

                                                        POWERSHARES                  POWERSHARES
                                                          DYNAMIC      POWERSHARES     DYNAMIC
                                          POWERSHARES  BIOTECHNOLOGY     DYNAMIC        ENERGY
                                            DYNAMIC          &         BUILDING &   EXPLORATION &
                                            BANKING       GENOME      CONSTRUCTION   PRODUCTION
                                           PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                          -----------  -------------  ------------  -------------
ASSETS:
   Unaffiliated investments at value      $14,761,982   $259,564,081   $14,109,819   $99,834,367
   Affiliated investments at value                                --        11,420       235,064
   Cash                                         7,999             --            --            --
   Receivables:
      Dividends                                 8,850             --         4,734        55,610
      Due from Adviser                          4,875          1,313        13,127         8,518
      Investments sold                             --             --            --            --
      Capital stock sold                           --      7,386,052            --            --
      Interest                                     --             --            --            --
   Other assets                                    --          3,429           471         1,493
                                          -----------   ------------   -----------   -----------
      TOTAL ASSETS                         14,783,706    266,954,875    14,139,571   100,135,052
                                          -----------   ------------   -----------   -----------
LIABILITIES:
   Due to custodian                                --        127,782         8,646       368,231
   Payables:
      Investments purchased                        --      7,403,313            --            --
      Capital stock purchased                      --             --            --            --
   Accrued advisory fees                        4,097         99,652         5,879        41,167
   Accrued expenses                             6,649         89,971        35,788        52,468
                                          -----------   ------------   -----------   -----------
      TOTAL LIABILITIES                        10,746      7,720,718        50,313       461,866
                                          -----------   ------------   -----------   -----------
NET ASSETS                                $14,772,960   $259,234,157   $14,089,258   $99,673,186
                                          ===========   ============   ===========   ===========
NET ASSETS CONSIST OF:
Paid-in capital                           $14,997,889   $257,225,802   $16,352,877   $94,174,365
Undistributed net investment income
   (loss)/distributions in excess of
   net investment income                       10,978       (517,951)       12,302       229,766
Net realized gain (loss) on investments            --    (15,616,825)   (2,137,585)    4,893,998
Accumulated net unrealized appreciation/
   depreciation on investments               (235,907)    18,143,131      (138,336)      375,057
                                          -----------   ------------   -----------   -----------
NET ASSETS                                $14,772,960   $259,234,157   $14,089,258   $99,673,186
                                          ===========   ============   ===========   ===========
   Shares outstanding (unlimited amount
      authorized, $0.01 par value)            600,000     14,000,000       900,000     5,400,000
Net asset value                           $     24.62   $      18.52   $     15.65   $     18.46
                                          ===========   ============   ===========   ===========
Unaffiliated investments at cost          $14,997,889   $241,420,950   $14,248,155   $99,459,310
                                          ===========   ============   ===========   ===========
Affiliated investments at cost            $        --   $         --   $    11,420   $   235,064
                                          ===========   ============   ===========   ===========

                                                          POWERSHARES
                                                            DYNAMIC    POWERSHARES
                                           POWERSHARES     HARDWARE &    DYNAMIC
                                          DYNAMIC FOOD &     CONSUMER    HEALTHCARE
                                            BEVERAGE      ELECTRONICS    SERVICES
                                            PORTFOLIO      PORTFOLIO    PORTFOLIO
                                          --------------  -----------  ------------
ASSETS:
   Unaffiliated investments at value        $30,469,013    $8,407,495   $14,670,205
   Affiliated investments at value               54,966            --            --
   Cash                                              --        48,981            --
   Receivables:
      Dividends                                  14,542           604            --
      Due from Adviser                           11,817        13,447         4,877
      Investments sold                               --            --            --
      Capital stock sold                             --            --            --
      Interest                                       --            --            --
   Other assets                                     322           261            --
                                            -----------    ----------   -----------
      TOTAL ASSETS                           30,550,660     8,470,788    14,675,082
                                            -----------    ----------   -----------
LIABILITIES:
   Due to custodian                              39,969            --            --
   Payables:
      Investments purchased                          --            --            --
      Capital stock purchased                        --            --            --
   Accrued advisory fees                         12,400         4,294         4,080
   Accrued expenses                              30,495        33,653         6,646
                                            -----------    ----------   -----------
      TOTAL LIABILITIES                          82,864        37,947        10,726
                                            -----------    ----------   -----------
NET ASSETS                                  $30,467,796    $8,432,841   $14,664,356
                                            ===========    ==========   ===========
NET ASSETS CONSIST OF:
Paid-in capital                             $29,525,203    $8,331,794   $14,929,809
Undistributed net investment income
   (loss)/distributions in excess of
   net investment income                         42,855       (12,021)       (5,849)
Net realized gain (loss) on investments      (1,349,154)     (681,435)           --
Accumulated net unrealized appreciation/
   depreciation on investments                2,248,892       794,503      (259,604)
                                            -----------    ----------   -----------
NET ASSETS                                  $30,467,796    $8,432,841   $14,664,356
                                            ===========    ==========   ===========
   Shares outstanding (unlimited amount
      authorized, $0.01 par value)            1,900,000       500,000       600,000
Net asset value                             $     16.04    $    16.87   $     24.44
                                            ===========    ==========   ===========
Unaffiliated investments at cost            $28,220,121    $7,612,992   $14,929,809
                                            ===========    ==========   ===========
Affiliated investments at cost              $    54,966    $       --   $        --
                                            ===========    ==========   ===========

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        POWERSHARES                              POWERSHARES
                                          POWERSHARES     DYNAMIC     POWERSHARES  POWERSHARES     DYNAMIC
                                            DYNAMIC     LEISURE AND     DYNAMIC      DYNAMIC      OIL & GAS
                                           INSURANCE   ENTERTAINMENT     MEDIA     NETWORKING     SERVICES
                                           PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                          -----------  -------------  -----------  -----------  ------------
ASSETS:
   Unaffiliated investments at value      $45,749,400   $34,955,422   $16,762,702  $24,994,727  $272,842,663
   Affiliated investments at value             67,187        36,214        35,891           --            --
   Cash                                            --        19,141            --       64,863        48,742
   Receivables:
      Dividends                                 2,060        20,283         1,200        2,196        23,501
      Due from Adviser                         11,055        11,661        12,956       12,602         1,670
      Investments sold                             --            --            --           --            --
      Capital stock sold                    5,338,570            --            --    1,668,708     3,868,118
      Interest                                     --            --            --           --            --
   Other assets                                   407           368           331          379         4,295
                                          -----------   -----------   -----------  -----------  ------------
      TOTAL ASSETS                         51,168,679    35,043,089    16,813,080   26,743,475   276,788,989
                                          -----------   -----------   -----------  -----------  ------------
LIABILITIES:
   Due to custodian                            34,942            --        52,841           --            --
   Payables:
      Investments purchased                 5,334,559            --            --    1,673,322     3,872,085
      Capital stock purchased                      --            --            --           --            --
   Accrued advisory fees                       16,328        13,270         6,588        8,718       111,025
   Accrued expenses                            34,267        28,575        28,610       30,809       104,092
                                          -----------   -----------   -----------  -----------  ------------
      TOTAL LIABILITIES                     5,420,096        41,845        88,039    1,712,849     4,087,202
                                          -----------   -----------   -----------  -----------  ------------
NET ASSETS                                $45,748,583   $35,001,244   $16,725,041  $25,030,626  $272,701,787
                                          ===========   ===========   ===========  ===========  ============
NET ASSETS CONSIST OF:
Paid-in capital                           $43,805,555   $31,876,019   $17,897,093  $24,370,544  $285,480,669
Undistributed net investment income
   (loss)/distributions in excess of
   net investment income                       46,502        45,753        15,409      (69,139)     (244,040)
Net realized gain (loss) on investments      (131,176)     (585,168)   (2,112,783)     117,867      (405,183)
Accumulated net unrealized appreciation/
   depreciation on investments              2,027,702     3,664,640       925,322      611,354   (12,129,659)
                                          -----------   -----------   -----------  -----------  ------------
NET ASSETS                                $45,748,583   $35,001,244   $16,725,041  $25,030,626  $272,701,787
                                          ===========   ===========   ===========  ===========  ============
   Shares outstanding (unlimited amount
      authorized, $0.01 par value)          2,600,000     2,000,000     1,100,000    1,500,000    14,100,000
Net asset value                           $     17.60   $     17.50   $     15.20  $     16.69  $      19.34
                                          ===========   ===========   ===========  ===========  ============
Unaffiliated investments at cost          $43,721,698   $31,290,782   $15,837,380  $24,383,373  $284,972,322
                                          ===========   ===========   ===========  ===========  ============
Affiliated investments at cost            $    67,187   $    36,214   $    35,891  $        --  $         --
                                          ===========   ===========   ===========  ===========  ============

                                            POWERSHARES    POWERSHARES    POWERSHARES   POWERSHARES
                                              DYNAMIC        DYNAMIC        DYNAMIC       DYNAMIC
                                          PHARMACEUTICALS    RETAIL     SEMICONDUCTORS   SOFTWARE
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                          ---------------  -----------  --------------  -----------
ASSETS:
   Unaffiliated investments at value        $89,814,362    $22,861,105    $64,853,229   $86,479,316
   Affiliated investments at value               96,785          4,848             --            --
   Cash                                              --          4,904             --            --
   Receivables:
      Dividends                                  54,504         12,570         18,011             4
      Due from Adviser                            8,081         12,452         10,678         8,728
      Investments sold                               --             --             --            --
      Capital stock sold                             --             --             --     7,675,686
      Interest                                       --             --             --            --
   Other assets                                     888            314          1,407           630
                                            -----------    -----------    -----------   -----------
      TOTAL ASSETS                           89,974,620     22,896,192     64,883,325    94,164,365
                                            -----------    -----------    -----------   -----------
LIABILITIES:
   Due to custodian                              88,649             --         14,516        55,074
   Payables:
      Investments purchased                          --             --             --     7,688,720
      Capital stock purchased                        --             --             --            --
   Accrued advisory fees                         37,819          7,765         28,854        32,472
   Accrued expenses                              40,324         31,710         48,219        36,627
                                            -----------    -----------    -----------   -----------
      TOTAL LIABILITIES                         166,792         39,475         91,590     7,812,893
                                            -----------    -----------    -----------   -----------
NET ASSETS                                  $89,807,828    $22,856,717    $64,791,735   $86,351,472
                                            ===========    ===========    ===========   ===========
NET ASSETS CONSIST OF:
Paid-in capital                             $84,417,218    $21,104,207    $71,164,089   $78,212,601
Undistributed net investment income
   (loss)/distributions in excess of
   net investment income                        170,354         (1,051)       (46,204)     (195,509)
Net realized gain (loss) on investments         677,644        538,284     (4,677,347)       95,112
Accumulated net unrealized appreciation/
   depreciation on investments                4,542,612      1,215,277     (1,648,803)    8,239,268
                                            -----------    -----------    -----------   -----------
NET ASSETS                                  $89,807,828    $22,856,717    $64,791,735   $86,351,472
                                            ===========    ===========    ===========   ===========
   Shares outstanding (unlimited amount
      authorized, $0.01 par value)            5,000,000      1,200,000      3,800,000     4,500,000
        Net asset value                     $     17.96    $     19.05    $     17.05   $     19.19
                                            ===========    ===========    ===========   ===========
Unaffiliated investments at cost            $85,271,750    $21,645,828    $66,502,032   $78,240,048
                                            ===========    ===========    ===========   ===========
Affiliated investments at cost              $    96,785    $     4,848    $        --   $        --
                                            ===========    ===========    ===========   ===========

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                                                  POWERSHARES
                                          POWERSHARES       POWERSHARES        POWERSHARES          DYNAMIC
                                            DYNAMIC           DYNAMIC            DYNAMIC             ENERGY
                                            BANKING       BIOTECHNOLOGY &       BUILDING &       EXPLORATION &
                                           PORTFOLIO           GENOME          CONSTRUCTION        PRODUCTION
                                      -----------------      PORTFOLIO           PORTFOLIO         PORTFOLIO
                                        FOR THE PERIOD    ----------------   ----------------   ----------------
                                      OCTOBER 12, 2006*      SIX MONTHS         SIX MONTHS         SIX MONTHS
                                           THROUGH             ENDED              ENDED              ENDED
                                       OCTOBER 31, 2006   OCTOBER 31, 2006   OCTOBER 31, 2006   OCTOBER 31, 2006
                                         (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
                                      -----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME:
   Unaffiliated dividend income            $  16,849        $    103,797       $    52,775        $   699,253
   Affiliated dividend income                     --                  --                20                449
                                           ---------        ------------       -----------        -----------
      TOTAL INCOME                            16,849             103,797            52,795            699,702
                                           ---------        ------------       -----------        -----------
EXPENSES:
   Advisory fees                               4,097             540,476            35,787            271,455
   Audit                                       1,791               9,075             9,075              9,075
   Printing                                      995              26,045             3,700             11,804
   Listing fee and expenses                      995               5,332             5,082              5,174
   Offering costs                                491               1,654             1,878              1,878
   Licensing                                     410              32,428             2,147             16,287
   Custodian and transfer agent
      fees                                       387               7,876             3,781              4,934
   Legal                                         249               5,008               712              2,271
   Administration fees                           123              30,246            30,246             30,246
   Accounting                                     82              27,725            27,725             27,725
   Registration & filings                         --              12,591             2,287              8,299
   Trustees                                       --               4,044               247              2,256
   Other expenses                              1,126               8,243             4,522              5,558
                                           ---------        ------------       -----------        -----------
      TOTAL EXPENSES                          10,746             710,743           127,189            396,962
   Less fees waived:
      Advisory                                (4,097)            (27,782)          (35,787)           (52,744)
      Other fees assumed by the
         Adviser                                (778)                 --           (44,126)                --
                                           ---------        ------------       -----------        -----------
      NET EXPENSES                             5,871             682,961            47,276            344,218
                                           ---------        ------------       -----------        -----------
      NET INVESTMENT INCOME (LOSS)            10,978            (579,164)            5,519            355,484
                                           ---------        ------------       -----------        -----------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                 --         (15,620,682)       (2,164,970)          (999,717)
      In-kind redemptions                         --           5,089,954           128,365          5,533,701
                                           ---------        ------------       -----------        -----------
   Net realized gain (loss)                       --         (10,530,728)       (2,036,605)         4,533,984
   Net change in unrealized
      appreciation/depreciation on
      investments                           (235,907)         26,259,712        (1,296,756)        (7,922,893)
                                           ---------        ------------       -----------        -----------
   Net realized and unrealized gain
      (loss) on investments                 (235,907)         15,728,984        (3,333,361)        (3,388,909)
                                           ---------        ------------       -----------        -----------
   Net increase (decrease) in net
      assets resulting from
      operations                           $(224,929)       $ 15,149,820       $(3,327,842)       $(3,033,425)
                                           =========        ============       ===========        ===========

                                                           POWERSHARES        POWERSHARES
                                                             DYNAMIC            DYNAMIC
                                        POWERSHARES        HARDWARE &         HEALTHCARE
                                       DYNAMIC FOOD &        CONSUMER          SERVICES
                                          BEVERAGE         ELECTRONICS         PORTFOLIO
                                         PORTFOLIO          PORTFOLIO      -----------------
                                      ----------------   ---------------    FOR THE PERIOD
                                         SIX MONTHS         SIX MONTHS     OCTOBER 12, 2006*
                                           ENDED              ENDED            THROUGH
                                      OCTOBER 31, 2006   OCTOBER31, 2006    OCTOBER 31, 2006
                                        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
                                      ----------------   ---------------   -----------------
INVESTMENT INCOME:
   Unaffiliated dividend income         $   180,247        $    13,636         $      --
   Affiliated dividend income                 1,085                 --                --
                                        -----------        -----------         ---------
      TOTAL INCOME                          181,332             13,636                --
                                        -----------        -----------         ---------
EXPENSES:
   Advisory fees                             66,380             32,507             4,080
   Audit                                      9,075              9,075             1,791
   Printing                                   2,558              1,779               995
   Listing fee and expenses                   5,071              5,062               995
   Offering costs                             1,319              8,119               274
   Licensing                                  3,983              1,950               408
   Custodian and transfer agent
      fees                                    4,285              4,554               387
   Legal                                        491                342               249
   Administration fees                       30,246             24,410               122
   Accounting                                27,725             22,314                82
   Registration & filings                     1,212              1,443               217
   Trustees                                     519                206                --
   Other expenses                             4,887              5,842             1,126
                                        -----------        -----------         ---------
      TOTAL EXPENSES                        157,751            117,603            10,726
   Less fees waived:
      Advisory                              (66,380)           (32,507)           (4,080)
      Other fees assumed by the
         Adviser                             (6,106)           (35,711)             (797)
                                        -----------        -----------         ---------
      NET EXPENSES                           85,265             49,385             5,849
                                        -----------        -----------         ---------
      NET INVESTMENT INCOME (LOSS)           96,067            (35,749)           (5,849)
                                        -----------        -----------         ---------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                        (1,085,429)        (1,278,940)               --
      In-kind redemptions                 1,065,157            732,144                --
                                        -----------        -----------         ---------
   Net realized gain (loss)                 (20,272)          (546,796)               --
   Net change in unrealized
      appreciation/depreciation on
      investments                         1,636,379            (31,317)         (259,604)
                                        -----------        -----------         ---------
   Net realized and unrealized gain
      (loss) on investments               1,616,107           (578,113)         (259,604)
                                        -----------        -----------         ---------
   Net increase (decrease) in net
      assets resulting from
      operations                        $ 1,712,174        $  (613,862)        $(265,453)
                                        ===========        ===========         =========

*    Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                           POWERSHARES                                              POWERSHARES
                                        POWERSHARES          DYNAMIC          POWERSHARES        POWERSHARES          DYNAMIC
                                          DYNAMIC          LEISURE AND          DYNAMIC            DYNAMIC           OIL & GAS
                                         INSURANCE        ENTERTAINMENT          MEDIA           NETWORKING          SERVICES
                                         PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                      ----------------   ----------------   ----------------   ----------------   ----------------
                                        SIX MONTHS         SIX MONTHS         SIX MONTHS         SIX MONTHS         SIX MONTHS
                                           ENDED              ENDED              ENDED              ENDED              ENDED
                                      OCTOBER 31, 2006   OCTOBER 31, 2006   OCTOBER 31, 2006   OCTOBER 31, 2006   OCTOBER 31, 2006
                                        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
                                      ----------------   ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME:
   Unaffiliated dividend income          $ 181,601          $  122,243        $    94,534        $    14,280        $    746,022
   Affiliated dividend income                  114                 725                570                 --                  --
                                         ---------          ----------        -----------        -----------        ------------
      TOTAL INCOME                         181,715             122,968             95,104             14,280             746,022
                                         ---------          ----------        -----------        -----------        ------------
EXPENSES:
   Advisory fees                            82,223              67,136             54,508             61,718             804,212
   Audit                                     9,075               9,075              9,075              9,075               9,075
   Printing                                  3,251               2,905              2,578              2,944              36,333
   Listing fee and expenses                  5,078               5,075              5,071              5,075               5,446
   Offering costs                            1,878               1,318              1,289              1,287               2,438
   Licensing                                 4,933               4,028              3,270              3,703              48,253
   Custodian and transfer agent
      fees                                   3,781               4,033              4,387              4,285               9,858
   Legal                                       626                 559                495                567               6,986
   Administration fees                      30,246              30,246             30,246             30,246              30,246
   Accounting                               27,725              27,725             27,725             27,725              27,725
   Registration & filings                    2,387               1,282              1,300              1,212              26,213
   Trustees                                    675                 459                435                466               5,946
   Other expenses                            4,463               4,931              4,895              4,939               9,288
                                         ---------          ----------        -----------        -----------        ------------
      TOTAL EXPENSES                       176,341             158,772            145,274            153,242           1,022,019
   Less fees waived:
      Advisory                             (70,554)            (67,136)           (54,508)           (61,718)             (5,967)
      Other fees assumed by the
         Adviser                                --              (5,420)           (20,489)           (12,165)                 --
                                         ---------          ----------        -----------        -----------        ------------
      NET EXPENSES                         105,787              86,216             70,277             79,359           1,016,052
                                         ---------          ----------        -----------        -----------        ------------
      NET INVESTMENT INCOME (LOSS)          75,928              36,752             24,827            (65,079)           (270,030)
                                         ---------          ----------        -----------        -----------        ------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                         (618,693)           (997,821)        (1,990,652)        (1,538,685)        (14,068,483)
      In-kind redemptions                  657,974           1,784,140          1,660,708          2,446,334          14,994,310
                                         ---------          ----------        -----------        -----------        ------------
   Net realized gain (loss)                 39,281             786,319           (329,944)           907,649             925,827
   Net change in unrealized
      appreciation/depreciation on
      investments                          483,191           1,060,881            893,780         (2,504,961)        (37,229,594)
                                         ---------          ----------        -----------        -----------        ------------
   Net realized and unrealized gain
      (loss) on investments                522,472           1,847,200            563,836         (1,597,312)        (36,303,767)
                                         ---------          ----------        -----------        -----------        ------------
   Net increase (decrease) in net
      assets resulting from
      operations                         $ 598,400          $1,883,952        $   588,663        $(1,662,391)       $(36,573,797)
                                         =========          ==========        ===========        ===========        ============


                                        POWERSHARES        POWERSHARES        POWERSHARES        POWERSHARES
                                           DYNAMIC            DYNAMIC            DYNAMIC            DYNAMIC
                                      PHARMACEUTICALS        RETAIL         SEMICONDUCTORS         SOFTWARE
                                         PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                      ----------------   ----------------   ----------------   ----------------
                                        SIX MONTHS         SIX MONTHS         SIX MONTHS          SIX MONTHS
                                           ENDED              ENDED              ENDED              ENDED
                                      OCTOBER 31, 2006    OCTOBER31, 2006   OCTOBER 31, 2006   OCTOBER 31, 2006
                                        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
                                      ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME:
   Unaffiliated dividend income          $  441,854        $    54,431        $    126,463        $    49,142
   Affiliated dividend income                 2,191                  5                  --                  4
                                         ----------        -----------        ------------        -----------
      TOTAL INCOME                          444,045             54,437             126,463             49,146
                                         ----------        -----------        ------------        -----------
EXPENSES:
   Advisory fees                            184,589             36,595             180,377            145,153
   Audit                                      9,075              9,075               9,075              9,075
   Printing                                   6,909              2,506              11,230              5,323
   Listing fee and expenses                   5,119              5,069               5,167              5,100
   Offering costs                             1,305              1,878               1,302              1,284
   Licensing                                 11,075              2,196              10,823              8,709
   Custodian and transfer agent
      fees                                    4,223              3,781               4,357              4,159
   Legal                                      1,328                482               2,160              1,023
   Administration fees                       30,246             30,246              30,246             30,246
   Accounting                                27,725             27,725              27,725             27,725
   Registration & filings                     3,241              1,550               4,381              2,261
   Trustees                                   1,612                123               1,275              1,357
   Other expenses                             5,660              4,376               6,136              5,170
                                         ----------        -----------        ------------        -----------
      TOTAL EXPENSES                        292,108            125,600             294,253            246,586
   Less fees waived:
      Advisory                              (57,913)           (36,595)            (65,369)           (62,101)
      Other fees assumed by the
         Adviser                                 --            (40,711)                 --                 --
                                         ----------        -----------        ------------        -----------
      NET EXPENSES                          234,194             48,295             228,884            184,485
                                         ----------        -----------        ------------        -----------
      NET INVESTMENT INCOME (LOSS)          209,851              6,142            (102,421)          (135,339)
                                         ----------        -----------        ------------        -----------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                          (746,034)          (666,538)        (7,288,707)        (2,277,776)
      In-kind redemptions                 1,799,554          1,477,529          4,804,403          3,285,868
                                         ----------        -----------       ------------        -----------
   Net realized gain (loss)               1,053,520            810,991         (2,484,303)         1,008,092
   Net change in unrealized
      appreciation/depreciation on
      investments                         5,886,444         (1,422,287)       (12,770,602)         3,352,446
                                         ----------        -----------       ------------        -----------
   Net realized and unrealized gain
      (loss) on investments               6,939,964           (611,296)       (15,254,906)         4,360,538
                                         ----------        -----------       ------------        -----------
   Net increase (decrease) in net
      assets resulting from
      operations                         $7,149,815        $  (605,154)      $(15,357,326)       $ 4,225,199
                                         ==========        ===========       ============        ===========

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             POWERSHARES
                                                POWERSHARES                    DYNAMIC
                                                  DYNAMIC                  BIOTECHNOLOGY &
                                                  BANKING                      GENOME
                                                 PORTFOLIO                    PORTFOLIO
                                             -----------------   -----------------------------
                                              FOR THE PERIOD      SIX MONTHS
                                             OCTOBER 12, 2006*       ENDED      FOR THE PERIOD
                                                  THROUGH         OCTOBER 31,   JUNE 23, 2005*
                                             OCTOBER 31, 2006        2006          THROUGH
                                                (UNAUDITED)       (UNAUDITED)   APRIL 30, 2006
                                             -----------------   ------------   --------------
OPERATIONS:
   Net investment income (loss)                $    10,978       $   (579,164)    $   (735,610)
   Net realized gain (loss) on investments              --        (10,530,728)       8,629,116
   Net change in unrealized appreciation/
      depreciation on investments                 (235,907)        26,259,712       (8,116,581)
                                               -----------       ------------     ------------
      Net increase (decrease) in net
         assetsresulting from operations          (224,929)        15,149,820         (223,075)
                                               -----------       ------------     ------------
   Undistributed net investment income
      included in price of units issued
      and redeemed                                      --             61,213               --
                                               -----------       ------------     ------------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income                                --                 --               --
                                               -----------       ------------     ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                    14,997,889         82,344,572      331,894,266
   Value of shares repurchased                          --        (88,281,628)     (81,649,798)
   Net income equalization                              --            (61,213)              --
                                               -----------       ------------     ------------
   Net increase (decrease) in net assets
      resulting from share transactions         14,997,889         (5,998,269)     250,244,468
                                               -----------       ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS            14,772,960          9,212,764      250,021,393

NET ASSETS:
   Beginning of period                                  --        250,021,393               --
                                               -----------       ------------     ------------
   End of period                               $14,772,960       $259,234,157     $250,021,393
                                               ===========       ============     ============
   Undistributed net investment income
      (loss)at end of period                   $    10,978       $   (517,951)    $         --
                                               ===========       ============     ============
CHANGES IN SHARES
   OUTSTANDING:
   Shares sold                                     600,000          4,900,000       19,100,000
   Shares repurchased                                   --         (5,400,000)      (4,600,000)
   Shares outstanding,
      beginning of period                               --         14,500,000               --
                                               -----------       ------------     ------------
   Shares outstanding, end of period               600,000         14,000,000       14,500,000
                                               ===========       ============     ============

                                                       POWERSHARES                         POWERSHARES
                                                         DYNAMIC                             DYNAMIC
                                                        BUILDING &                     ENERGY EXPLORATION &
                                                       CONSTRUCTION                         PRODUCTION
                                                        PORTFOLIO                           PORTFOLIO
                                             --------------------------------   ----------------------------------
                                               SIX MONTHS                        SIX MONTHS
                                                 ENDED        FOR THE PERIOD        ENDED         FOR THE PERIOD
                                              OCTOBER 31,   OCTOBER 26, 2005*    OCTOBER 31,    OCTOBER 26, 2005*
                                                 2006            THROUGH             2006            THROUGH
                                              (UNAUDITED)     APRIL 30, 2006     (UNAUDITED)      APRIL 30, 2006
                                             ------------   -----------------   -------------   -----------------
OPERATIONS:
   Net investment income (loss)              $      5,519     $       (614)     $     355,484     $     (4,486)
   Net realized gain (loss) on investments     (2,036,605)       6,061,237          4,533,984        4,581,724
   Net change in unrealized appreciation/
      depreciation on investments              (1,296,756)       1,158,420         (7,922,893)       8,297,950
                                             ------------     ------------      -------------     ------------
   Net increase (decrease) in net assets
      resulting from operations                (3,327,842)       7,219,043         (3,033,425)      12,875,188
                                             ------------     ------------      -------------     ------------
   Undistributed net investment income
      included in price of units issued
      and redeemed                                 10,974               --            (43,648)              --
                                             ------------     ------------      -------------     ------------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income                           (4,191)         (15,330)           (82,070)         (47,068)
                                             ------------     ------------      -------------     ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                    9,264,062       74,726,928         98,196,804      133,305,347
   Value of shares repurchased                (17,248,331)     (56,525,081)      (107,202,976)     (34,338,614)
   Net income equalization                        (10,974)              --             43,648               --
                                             ------------     ------------      -------------     ------------
   Net increase (decrease) in net assets
      resulting from share transactions        (7,995,243)      18,201,847         (8,962,524)      98,966,733
                                             ------------     ------------      -------------     ------------
      INCREASE (DECREASE) IN NET ASSETS       (11,316,302)      25,405,560        (12,121,667)     111,794,853

NET ASSETS:
   Beginning of period                         25,405,560               --        111,794,853               --
                                             ------------     ------------      -------------     ------------
   End of period                             $ 14,089,258     $ 25,405,560      $  99,673,186     $111,794,853
                                             ============     ============      =============     ============
   Undistributed net investment income
      (loss)at end of period                 $     12,302     $         --      $     229,766     $         --
                                             ============     ============      =============     ============
CHANGES IN SHARES
   OUTSTANDING:
   Shares sold                                    600,000        4,600,000          5,300,000        8,000,000
   Shares repurchased                          (1,100,000)      (3,200,000)        (5,900,000)      (2,000,000)
   Shares outstanding,
      beginning of period                       1,400,000               --          6,000,000               --
                                             ------------     ------------      -------------     ------------
   Shares outstanding, end of period              900,000        1,400,000          5,400,000        1,600,000
                                             ============     ============      =============     ============

*    Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                       POWERSHARES                 POWERSHARES
                                                     POWERSHARES                         DYNAMIC                     DYNAMIC
                                                       DYNAMIC                      HARDWARE & CONSUMER             HEALTHCARE
                                                    FOOD & BEVERAGE                     ELECTRONICS                  SERVICES
                                                      PORTFOLIO                          PORTFOLIO                  PORTFOLIO
                                             -----------------------------   --------------------------------   -----------------
                                              SIX MONTHS                      SIX MONTHS                          FOR THE PERIOD
                                                 ENDED      FOR THE PERIOD      ENDED        FOR THE PERIOD     OCTOBER 12, 2006*
                                              OCTOBER 31,   JUNE 23, 2005*   OCTOBER 31,    DECEMBER 6, 2005*       THROUGH
                                                 2006          THROUGH          2006            THROUGH         OCTOBER 31, 2006
                                              (UNAUDITED)   APRIL 30, 2006   (UNAUDITED)     APRIL 30, 2006       (UNAUDITED)
                                             ------------   --------------   ------------   -----------------   -----------------
OPERATIONS:
   Net investment income (loss)              $     96,067   $    182,138     $    (35,749)     $    (46,184)       $    (5,849)
   Net realized gain (loss) on investments        (20,272)      (385,786)        (546,796)        1,708,634                 --
   Net change in unrealized appreciation/
      depreciation on investments               1,636,379        612,513          (31,317)          825,820           (259,604)
                                             ------------   ------------     ------------      ------------        -----------
      Net increase (decrease) in net
         assets resulting from operations       1,712,174        408,865         (613,862)        2,488,270           (265,453)
                                             ------------   ------------     ------------      ------------        -----------
   Undistributed net investment income
      included in price of units issued
      and redeemed                                  5,602             --           23,728                --                 --
                                             ------------   ------------     ------------      ------------        -----------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income                          (97,240)      (143,712)              --                --                 --
                                             ------------   ------------     ------------      ------------        -----------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold
   Value of shares repurchased
   Net income equalization                     16,792,357     34,218,637        4,638,487        30,972,458         14,929,809
                                              (12,209,568)   (10,213,717)     (12,355,770)      (16,696,742)                --
   Net increase (decrease) in net assets
      resulting from share transactions            (5,602)            --          (23,728)               --                 --
                                             ------------   ------------     ------------      ------------        -----------
   INCREASE (DECREASE) IN NET ASSETS            4,577,187     24,004,920       (7,741,011)       14,275,716         14,929,809
                                             ------------   ------------     ------------      ------------        -----------
                                                6,197,723     24,270,073       (8,331,145)       16,763,986         14,664,356
NET ASSETS:
   Beginning of period                         24,270,073             --       16,763,986                --                 --
                                             ------------   ------------     ------------      ------------        -----------
   End of period                             $ 30,467,796   $ 24,270,073     $  8,432,841      $ 16,763,986        $14,664,356
                                             ============   ============     ============      ============        ===========
   Undistributed net investment income
      (loss)at end of period                 $     42,855   $     38,426     $    (12,021)     $         --        $    (5,849)
                                             ============   ============     ============      ============        ===========
CHANGES IN SHARES
   OUTSTANDING:
   Shares sold                                  1,100,000      2,300,000          300,000         2,000,000            600,000
   Shares repurchased                            (800,000)      (700,000)        (800,000)       (1,000,000)                --
   Shares outstanding,
      beginning of period                       1,600,000             --        1,000,000                --                 --
                                             ------------   ------------     ------------      ------------        -----------
   Shares outstanding, end of period            1,900,000      1,600,000          500,000         1,000,000            600,000
                                             ============   ============     ============      ============        ===========


                                                        POWERSHARES                      POWERSHARES
                                                          DYNAMIC                      DYNAMIC LEISURE
                                                         INSURANCE                    AND ENTERTAINMENT
                                                         PORTFOLIO                        PORTFOLIO
                                             --------------------------------   -----------------------------
                                               SIX MONTHS                        SIX MONTHS
                                                 ENDED        FOR THE PERIOD         ENDED     FOR THE PERIOD
                                              OCTOBER 31,   OCTOBER 26, 2005*    OCTOBER 31,   JUNE 23, 2005*
                                                  2006          THROUGH             2006          THROUGH
                                              (UNAUDITED)    APRIL 30, 2006      (UNAUDITED)   APRIL 30, 2006
                                             ------------   -----------------   ------------   --------------
OPERATIONS:
   Net investment income (loss)              $     75,928      $    136,825     $     36,752    $     46,331
   Net realized gain (loss) on investments         39,281         1,096,704          786,319        (297,491)
   Net change in unrealized appreciation/
      depreciation on investments                 483,191         1,544,511        1,060,881       2,603,759
                                             ------------      ------------     ------------    ------------
      Net increase (decrease) in net
         assets resulting from operations         598,400         2,778,040        1,883,952       2,352,599
                                             ------------      ------------     ------------    ------------
   Undistributed net investment income
      included in price of units issued
      and redeemed                                 15,811                --            8,149              --
                                             ------------      ------------     ------------    ------------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income                          (69,978)         (112,084)         (17,170)        (28,509)
                                             ------------      ------------     ------------    ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                   27,565,463        51,895,393       16,290,135      37,406,748
   Value of shares repurchased                (13,509,649)      (23,397,002)     (10,856,951)    (12,029,560)
   Net income equalization                        (15,811)               --           (8,149)             --
                                             ------------      ------------     ------------    ------------
   Net increase (decrease) in net assets
      resulting from share transactions        14,040,003        28,498,391        5,425,035      25,377,188
                                             ------------      ------------     ------------    ------------
      INCREASE (DECREASE) IN NET ASSETS        14,584,236        31,164,347        7,299,966      27,701,278

NET ASSETS:
   Beginning of period                         31,164,347                --       27,701,278              --
                                             ------------      ------------     ------------    ------------
   End of period                             $ 45,748,583      $ 31,164,347     $ 35,001,244    $ 27,701,278
                                             ============      ============     ============    ============
   Undistributed net investment income
      (loss)at end of period                 $     46,502      $     24,741     $     45,753    $     18,022
                                             ============      ============     ============    ============
CHANGES IN SHARES
   OUTSTANDING:
   Shares sold                                  1,600,000         3,200,000        1,000,000       2,500,000
   Shares repurchased                            (800,000)       (1,400,000)        (700,000)       (800,000)
   Shares outstanding,
      beginning of period                       1,800,000                --        1,700,000              --
                                             ------------       ------------     ------------   ------------
   Shares outstanding, end of period            2,600,000         1,800,000        2,000,000       1,700,000
                                             ============       ============     ============   ============

                                                         POWERSHARES                        POWERSHARES
                                                           DYNAMIC                            DYNAMIC
                                                            MEDIA                            NETWORKING
                                                          PORTFOLIO                          PORTFOLIO
                                             ---------------------------------   ---------------------------------
                                                                FOR THE PERIOD                      FOR THE PERIOD
                                             SIX MONTHS ENDED   JUNE 23, 2005*   SIX MONTHS ENDED   JUNE 23, 2005*
                                             OCTOBER 31, 2006      THROUGH       OCTOBER 31, 2006      THROUGH
                                               (UNAUDITED)      APRIL 30, 2006     (UNAUDITED)      APRIL 30, 2006
                                             ----------------   --------------   ----------------   --------------
OPERATIONS:
   Net investment income (loss)                $     24,827      $     41,079      $    (65,079)     $   (130,625)
   Net realized gain (loss) on investments         (329,944)       (1,073,312)          907,649           846,150
   Net change in unrealized appreciation/
      depreciation on investments                   893,780            31,542        (2,504,961)        3,116,315
                                               ------------      ------------      ------------      ------------
      Net increase (decrease) in net
         assetsresulting from operations            588,663        (1,000,691)       (1,662,391)        3,831,840
                                               ------------      ------------      ------------      ------------
   Undistributed net investment income
      included in price of units issued
      and redeemed                                   (4,365)               --            (4,060)               --
                                               ------------      ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                            (12,563)          (34,051)               --                --
                                               ------------      ------------      ------------      ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                     12,753,596        35,776,211        17,739,568        35,217,483
   Value of shares repurchased                  (21,147,740)      (10,198,384)      (18,852,477)      (11,243,397)
   Net income equalization                            4,365                --             4,060                --
                                               ------------      ------------      ------------      ------------
   Net increase (decrease) in net assets
      resulting from share transactions          (8,389,779)       25,577,827        (1,108,849)       23,974,086
                                               ------------      ------------      ------------      ------------
      INCREASE (DECREASE) IN NET ASSETS          (7,818,044)       24,543,085        (2,775,300)       27,805,926

NET ASSETS:
   Beginning of period                           24,543,085                --        27,805,926                --
                                               ------------      ------------      ------------      ------------
   End of period                               $ 16,725,041      $ 24,543,085      $ 25,030,626      $ 27,805,926
                                               ============      ============      ============      ============
   Undistributed net investment income
      (loss) at end of period                  $     15,409      $      7,510      $    (69,139)     $         --
                                               ============      ============      ============      ============
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                      900,000         2,400,000         1,100,000         2,300,000
   Shares repurchased                            (1,500,000)         (700,000)       (1,200,000)         (700,000)
   Shares outstanding, beginning of period        1,700,000                --         1,600,000                --
                                               ------------      ------------      ------------      ------------
   Shares outstanding, end of period              1,100,000         1,700,000         1,500,000         1,600,000
                                               ============      ============      ============      ============

                                                         POWERSHARES
                                                          DYNAMIC
                                                     OIL & GAS SERVICES
                                                         PORTFOLIO
                                             ------------------------------------
                                                                  FOR THE PERIOD
                                             SIX MONTHS ENDED   OCTOBER 26, 2005*
                                             OCTOBER 31, 2006        THROUGH
                                               (UNAUDITED)        APRIL 30, 2006
                                             ----------------   -----------------
OPERATIONS:
   Net investment income (loss)                $    (270,030)      $    (77,301)
   Net realized gain (loss) on investments           925,827          4,830,987
   Net change in unrealized appreciation/
      depreciation on investments                (37,229,594)        25,099,935
                                               -------------       ------------
   Net increase (decrease) in net assets
      resulting from operations                  (36,573,797)        29,853,621
                                               -------------       ------------
   Undistributed net investment income
      included in price of units issued
      and redeemed                                    25,990                 --
                                               -------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                  --                 --
                                               -------------       ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                     134,946,638        362,551,971
   Value of shares repurchased                  (161,802,669)       (56,273,977)
   Net income equalization                           (25,990)                --
                                               -------------       ------------
   Net increase (decrease) in net assets
      resulting from share transactions          (26,882,021)       306,277,994
                                               -------------       ------------
      INCREASE (DECREASE) IN NET ASSETS          (63,429,828)       336,131,615

NET ASSETS:
   Beginning of period                           336,131,615                 --
                                               -------------       ------------
   End of period                               $ 272,701,787       $336,131,615
                                               =============       ============
   Undistributed net investment income
      (loss)at end of period                   $    (244,040)      $         --
                                               =============       ============
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                     6,600,000         18,700,000
   Shares repurchased                             (8,200,000)        (3,000,000)
   Shares outstanding, beginning of period        15,700,000                 --
                                               =============       ============
   Shares outstanding, end of period              14,100,000         15,700,000
                                               =============       ============

*    Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                         POWERSHARES                         POWERSHARES
                                                           DYNAMIC                             DYNAMIC
                                                       PHARMACEUTICALS                         RETAIL
                                                          PORTFOLIO                           PORTFOLIO
                                             ---------------------------------   ------------------------------------
                                                                FOR THE PERIOD                       FOR THE PERIOD
                                             SIX MONTHS ENDED   JUNE 23, 2005*   SIX MONTHS ENDED   OCTOBER 26, 2005*
                                             OCTOBER 31, 2006       THROUGH      OCTOBER 31, 2006        THROUGH
                                                (UNAUDITED)     APRIL 30, 2006      (UNAUDITED)      APRIL 30, 2006
                                             ----------------   --------------   ----------------   -----------------
OPERATIONS:
   Net investment income (loss)                $    209,851      $    142,619      $      6,142        $     21,805
   Net realized gain (loss) on investments        1,053,520         3,028,471           810,991           2,686,969
   Net change in unrealized appreciation/
      depreciation on investments                 5,886,444        (1,343,832)       (1,422,287)          2,637,564
                                               ------------      ------------      ------------        ------------
   Net increase (decrease) in net assets
      resulting from operations                   7,149,815         1,827,258          (605,154)          5,346,338
                                               ------------      ------------      ------------        ------------
   Undistributed net investment income
      included in price of units issued
      and redeemed                                   12,638                --            (6,369)                 --
                                               ------------      ------------      ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                            (87,505)         (107,249)           (6,132)            (16,497)
                                               ------------      ------------      ------------        ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                     42,898,359        84,466,520        57,621,032          67,902,200
   Value of shares repurchased                  (26,309,393)      (20,029,977)      (57,936,288)        (49,448,782)
   Net income equalization                          (12,638)               --             6,369                  --
                                               ------------      ------------      ------------        ------------
   Net increase (decrease) in net assets
      resulting from share transactions          16,576,328        64,436,543          (308,887)         18,453,418
                                               ------------      ------------      ------------        ------------
      INCREASE (DECREASE) IN NET ASSETS          23,651,276        66,156,552          (926,542)         23,783,259

NET ASSETS:
   Beginning of period                           66,156,552                --        23,783,259                  --
                                               ------------      ------------      ------------        ------------
   End of period                               $ 89,807,828      $ 66,156,552      $ 22,856,717        $ 23,783,259
                                               ============      ============      ============        ============
   Undistributed net investment income
      (loss)at end of period                   $    170,354      $     35,370      $     (1,051)       $      5,308
                                               ============      ============      ============        ============
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                    2,600,000         5,200,000         3,300,000           4,300,000
   Shares repurchased                            (1,600,000)       (1,200,000)       (3,400,000)         (3,000,000)
   Shares outstanding, beginning of period        4,000,000                --         1,300,000                  --
                                               ------------      ------------      ------------        ------------
   Shares outstanding, end of period              5,000,000         4,000,000         1,200,000           1,300,000
                                               ============      ============      ============        ============

                                                        POWERSHARES                          POWERSHARES
                                                          DYNAMIC                              DYNAMIC
                                                      SEMICONDUCTORS                          SOFTWARE
                                                         PORTFOLIO                            PORTFOLIO
                                             ---------------------------------   ---------------------------------
                                                                FOR THE PERIOD                      FOR THE PERIOD
                                             SIX MONTHS ENDED   JUNE 23, 2005*   SIX MONTHS ENDED   JUNE 23, 2005*
                                             OCTOBER 31, 2006       THROUGH      OCTOBER 31, 2006       THROUGH
                                                (UNAUDITED)     APRIL 30, 2006      (UNAUDITED)     APRIL 30, 2006
                                             ----------------   --------------   ----------------   --------------
OPERATIONS:
   Net investment income (loss)                $   (102,421)     $   (200,059)     $   (135,339)     $   (158,565)
   Net realized gain (loss) on investments       (2,484,303)        9,142,828         1,008,092         1,953,589
   Net change in unrealized appreciation/
      depreciation on investments               (12,770,602)       11,121,799         3,352,446         4,886,822
                                               ------------      ------------      ------------      ------------
   Net increase (decrease) in net assets
      resulting from operations                 (15,357,326)       20,064,568         4,225,199         6,681,846
                                               ------------      ------------      ------------      ------------
   Undistributed net investment income
      included in price of units issued
      and redeemed                                   56,217                --           (60,170)               --
                                               ------------      ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                 --                --                --                --
                                               ------------      ------------      ------------      ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                     24,630,724       157,737,331        65,182,702        62,047,515
   Value of shares repurchased                  (51,410,516)      (70,873,046)      (32,855,342)      (18,930,449)
   Net income equalization                          (56,217)               --            60,170                --
                                               ------------      ------------      ------------      ------------
   Net increase (decrease) in net assets
      resulting from share transactions         (26,836,009)       86,864,285        32,387,531        43,117,066
                                               ------------      ------------      ------------      ------------
      INCREASE (DECREASE) IN NET ASSETS         (42,137,118)      106,928,853        36,552,560        49,798,912

NET ASSETS:
   Beginning of period                          106,928,853                --        49,798,912                --
                                               ------------      ------------      ------------      ------------
   End of period                               $ 64,791,735      $106,928,853      $ 86,351,472      $ 49,798,912
                                               ============      ============      ============      ============
   Undistributed net investment income
      (loss) at end of period                  $    (46,204)     $         --      $   (195,509)     $         --
                                               ============      ============      ============      ============
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                    1,400,000         9,200,000         3,700,000         3,800,000
   Shares repurchased                            (2,900,000)       (3,900,000)       (1,900,000)       (1,100,000)
   Shares outstanding, beginning of period        5,300,000                --         2,700,000                --
                                               ------------      ------------      ------------      ------------
   Shares outstanding, end of period              3,800,000         5,300,000         4,500,000         2,700,000
                                               ============      ============      ============      ============

FINANCIAL HIGHLIGHTS

POWERSHARES DYNAMIC BANKING PORTFOLIO

                                                                 FOR THE PERIOD
                                                               OCTOBER 12, 2006*
                                                                    THROUGH
                                                               OCTOBER 31, 2006
                                                                  (UNAUDITED)
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 25.17
                                                                   -------
   Net investment income**                                            0.02
   Net realized and unrealized loss on investments                   (0.57)
                                                                   -------
      Total from operations                                          (0.55)
                                                                   -------
   Net asset value at end of period                                $ 24.62
                                                                   -------
TOTAL RETURN:***                                                     (2.19)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $14,773
   Ratio to average net assets of:
      Expenses, net of waivers +                                      0.72%
      Expenses, prior to waivers +                                    1.31%
      Net investment income, net of waivers +                         1.34%
   Portfolio turnover rate ++                                            0%

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO

                                                                                                          FOR THE PERIOD
                                                                                       SIX MONTHS ENDED   JUNE 23, 2005*
                                                                                       OCTOBER 31, 2006      THROUGH
                                                                                          (UNAUDITED)     APRIL 30, 2006
                                                                                       ----------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                 $  17.24          $  14.71
                                                                                          --------          --------
   Net investment loss**                                                                     (0.04)            (0.08)
   Net realized and unrealized gain on investments                                            1.32              2.61
                                                                                          --------          --------
      Total from operations                                                                   1.28              2.53
                                                                                          --------          --------
   Undistributed net investment income included in price of units issued and
      redeemed**                                                                                --(a)             --
                                                                                          --------          --------
   Net asset value at end of period                                                       $  18.52          $  17.24
                                                                                          --------          --------
TOTAL RETURN:***                                                                              7.42%            17.20%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                            $259,234          $250,021
   Ratio to average net assets of:
      Expenses, net of waivers +                                                              0.63%             0.64%
      Expenses, prior to waivers +                                                            0.66%             0.67%
      Net investment loss, net of waivers +                                                  (0.54)%           (0.55)%
   Portfolio turnover rate ++                                                                   37%               49%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC BUILDING & CONSTRUCTION PORTFOLIO

                                                                                                              FOR THE PERIOD
                                                                                          SIX MONTHS ENDED   OCTOBER 26, 2005*
                                                                                          OCTOBER 31, 2006        THROUGH
                                                                                             (UNAUDITED)      APRIL 30, 2006
                                                                                          ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                    $ 18.15            $ 15.26
                                                                                             -------            -------
   Net investment income (loss)**                                                               0.01                 --(a)
                                                                                             -------            -------
   Net realized and unrealized gain (loss) on investments                                      (2.52)              2.90
                                                                                             -------            -------
      Total from operations                                                                    (2.51)              2.90
                                                                                             -------            -------
   Undistributed net investment income included in price of units issued and redeemed**         0.01                 --
                                                                                             -------            -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                          --(a)           (0.01)
                                                                                             -------            -------
   Net asset value at end of period                                                          $ 15.65            $ 18.15
                                                                                             -------            -------
TOTAL RETURN:***                                                                              (13.75)%            18.99%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                               $14,089            $25,406
   Ratio to average net assets of:
      Expenses, net of waivers +                                                                0.66%              0.67%
      Expenses, prior to waivers +                                                              1.78%              0.80%
      Net investment income (loss), net of waivers +                                            0.08%                --(a)
   Portfolio turnover rate ++                                                                     49%                29%

POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION PORTFOLIO

                                                                                                               FOR THE PERIOD
                                                                                          SIX MONTHS ENDED   OCTOBER 26, 2005*
                                                                                          OCTOBER 31, 2006        THROUGH
                                                                                             (UNAUDITED)       APRIL 30, 2006
                                                                                          ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                      $ 18.63          $  16.03
                                                                                               -------          --------
   Net investment income (loss)**                                                                 0.06                --(a)
   Net realized and unrealized gain (loss) on investments                                        (0.21)             2.62
                                                                                               -------          --------
      Total from operations                                                                      (0.15)             2.62
                                                                                               -------          --------
   Undistributed net investment income included in price of units issued and redeemed**          (0.01)               --
                                                                                               -------          --------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                         (0.01)            (0.02)
                                                                                               -------          --------
   Net asset value at end of period                                                            $ 18.46          $  18.63
                                                                                               -------          --------
TOTAL RETURN:***                                                                                 (0.83)%           16.33%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                 $99,673          $111,795
   Ratio to average net assets of:
      Expenses, net of waivers +                                                                  0.63%             0.66%
      Expenses, prior to waivers +                                                                0.73%             0.75%
      Net investment income (loss), net of waivers +                                              0.65%            (0.01)%
   Portfolio turnover rate ++                                                                       24%               19%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005 or 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO

                                                                                                             FOR THE PERIOD
                                                                                          SIX MONTHS ENDED   JUNE 23, 2005*
                                                                                          OCTOBER 31, 2006       THROUGH
                                                                                            (UNAUDITED)      APRIL 30, 2006
                                                                                          ----------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                     $ 15.17           $ 14.85
                                                                                              -------           -------
   Net investment income**                                                                       0.06              0.11
   Net realized and unrealized gain on investments                                               0.87              0.30
                                                                                              -------           -------
      Total from operations                                                                      0.93              0.41
                                                                                              -------           -------
   Undistributed net investment income included in price of units issued and redeemed**            --(a)             --
                                                                                              -------           -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                        (0.06)            (0.09)
                                                                                              -------           -------
   Net asset value at end of period                                                           $ 16.04           $ 15.17
                                                                                              -------           -------
TOTAL RETURN:***                                                                                 6.14%             2.78%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                $30,468           $24,270
   Ratio to average net assets of:
      Expenses, net of waivers +                                                                 0.64%             0.69%
      Expenses, prior to waivers +                                                               1.19%             1.07%
      Net investment income, net of waivers +                                                    0.72%             0.91%
   Portfolio turnover rate ++                                                                      36%               72%

POWERSHARES HARDWARE & CONSUMER ELECTRONICS PORTFOLIO

                                                                                                               FOR THE PERIOD
                                                                                          SIX MONTHS ENDED   DECEMBER 6, 2005*
                                                                                          OCTOBER 31, 2006        THROUGH
                                                                                             (UNAUDITED)       APRIL 30, 2006
                                                                                          ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                     $16.76             $ 15.30
                                                                                              ------             -------
   Net investment loss**                                                                       (0.04)              (0.03)
   Net realized and unrealized gain on investments                                              0.12                1.49
                                                                                              ------             -------
      Total from operations                                                                     0.08                1.46
                                                                                              ------             -------
   Undistributed net investment income included in price of units issued and redeemed**         0.03                  --
                                                                                              ------             -------
   Net asset value at end of period                                                           $16.87             $ 16.76
                                                                                              ------             -------
TOTAL RETURN:***                                                                                0.66%               9.54%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                $8,433             $16,764
   Ratio to average net assets of:
      Expenses, net of waivers +                                                                0.76%               0.68%
      Expenses, prior to waivers +                                                              1.81%               1.03%
      Net investment loss, net of waivers +                                                    (0.55)%             (0.48)%
   Portfolio turnover rate ++                                                                     31%                 14%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC HEALTHCARE SERVICES PORTFOLIO

                                                                FOR THE PERIOD
                                                               OCTOBER 12, 2006*
                                                                    THROUGH
                                                               OCTOBER 31, 2006
                                                                  (UNAUDITED)
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 24.88
                                                                   -------
   Net investment loss**                                             (0.01)
   Net realized and unrealized loss on investments                   (0.43)
                                                                   -------
      Total from operations                                          (0.44)
                                                                   -------
   Net asset value at end of period                                $ 24.44
                                                                   -------
TOTAL RETURN:***                                                     (1.77)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $14,664
   Ratio to average net assets of:
      Expenses, net of waivers +                                      0.72%
      Expenses, prior to waivers +                                    1.31%
      Net investment loss, net of waivers +                          (0.72)%
   Portfolio turnover rate ++                                            0%

POWERSHARES DYNAMIC INSURANCE PORTFOLIO

                                                                         FOR THE PERIOD
                                                     SIX MONTHS ENDED   OCTOBER 26, 2005*
                                                     OCTOBER 31, 2006        THROUGH
                                                        (UNAUDITED)      APRIL 30, 2006
                                                     ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                 $ 17.31            $ 15.44
                                                          -------            -------
   Net investment income**                                   0.04               0.07
   Net realized and unrealized gain on investments           0.28               1.86
                                                          -------            -------
      Total from operations                                  0.32               1.93
                                                          -------            -------
   Undistributed net investment income included in
      price of units issued and redeemed**                   0.01                 --
                                                          -------            -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                    (0.04)             (0.06)
                                                          -------            -------
   Net asset value at end of period                       $ 17.60            $ 17.31
                                                          -------            -------
TOTAL RETURN:***                                             1.90%             12.54%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)            $45,749            $31,164
   Ratio to average net assets of:
      Expenses, net of waivers +                             0.64%              0.68%
      Expenses, prior to waivers +                           1.07%              0.87%
      Net investment income, net of waivers +                0.46%              0.81%
   Portfolio turnover rate ++                                  29%                30%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT PORTFOLIO

                                                                        FOR THE PERIOD
                                                     SIX MONTHS ENDED   JUNE 23, 2005*
                                                     OCTOBER 31, 2006       THROUGH
                                                        (UNAUDITED)     APRIL 30, 2006
                                                     ----------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                 $ 16.29          $ 14.77
                                                          -------          -------
   Net investment income**                                   0.02             0.03
   Net realized and unrealized gain on investments           1.19             1.51
                                                          -------          -------
      Total from operations                                  1.21             1.54
                                                          -------          -------
   Undistributed net investment income included in
      price of units issued and redeemed**                   0.01               --
                                                          -------          -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                    (0.01)           (0.02)
                                                          -------          -------
   Net asset value at end of period                       $ 17.50          $ 16.29
                                                          -------          -------
TOTAL RETURN:***                                             7.50%           10.41%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)            $35,001          $27,701
   Ratio to average net assets of:
      Expenses, net of waivers +                             0.64%            0.68%
      Expenses, prior to waivers +                           1.18%            1.03%
      Net investment income, net of waivers +                0.27%            0.22%
   Portfolio turnover rate ++                                  22%              48%

POWERSHARES DYNAMIC MEDIA PORTFOLIO

                                                                        FOR THE PERIOD
                                                     SIX MONTHS ENDED   JUNE 23, 2005*
                                                     OCTOBER 31, 2006       THROUGH
                                                       (UNAUDITED)      APRIL 30, 2006
                                                     ----------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                 $ 14.44          $ 14.93
                                                          -------          -------
   Net investment income**                                   0.02             0.02
   Net realized and unrealized loss on investments           0.75            (0.49)
                                                          -------          -------
      Total from operations                                  0.77            (0.47)
                                                          -------          -------
   Undistributed net investment income included in
      price of units issued and redeemed**                     --(a)            --
                                                          -------          -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                    (0.01)           (0.02)
                                                          -------          -------
   Net asset value at end of period                       $ 15.20          $ 14.44
                                                          -------          -------
TOTAL RETURN:***                                             5.32%           (3.15)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)            $16,725          $24,543
   Ratio to average net assets of:
      Expenses, net of waivers +                             0.64%            0.68%
      Expenses, prior to waivers +                           1.33%            1.04%
      Net investment income, net of waivers +                0.23%            0.19%
   Portfolio turnover rate ++                                  26%              68%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC NETWORKING PORTFOLIO

                                                                               FOR THE PERIOD
                                                            SIX MONTHS ENDED   JUNE 23, 2005*
                                                            OCTOBER 31, 2006       THROUGH
                                                               (UNAUDITED)     APRIL 30, 2006
                                                            ----------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                       $ 17.38           $ 14.96
                                                                -------           -------
   Net investment loss**                                          (0.04)            (0.08)
   Net realized and unrealized gain (loss) on investments         (0.65)             2.50
                                                                -------           -------
      Total from operations                                       (0.69)             2.42
                                                                -------           -------
   Undistributed net investment income included in price
      of units issued and redeemed**                                 --(a)             --
                                                                -------           -------
   Net asset value at end of period                             $ 16.69           $ 17.38
                                                                -------           -------
TOTAL RETURN:***                                                  (3.97)%           16.18%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                  $25,031           $27,806
   Ratio to average net assets of:
      Expenses, net of waivers +                                   0.64%             0.68%
      Expenses, prior to waivers +                                 1.24%             1.03%
      Net investment loss, net of waivers +                       (0.53)%           (0.59)%
   Portfolio turnover rate ++                                        31%               42%

POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO

                                                                                FOR THE PERIOD
                                                            SIX MONTHS ENDED   OCTOBER 26, 2005*
                                                            OCTOBER 31, 2006        THROUGH
                                                               (UNAUDITED)      APRIL 30, 2006
                                                            ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                      $  21.41          $  16.43
                                                               --------          --------
   Net investment loss**                                          (0.02)            (0.01)
   Net realized and unrealized gain (loss) on investments         (2.05)             4.99
                                                               --------          --------
      Total from operations                                       (2.07)             4.98
                                                               --------          --------
   Undistributed net investment income included in price
      of units issued and redeemed**                                 --(a)             --
                                                               --------          --------
   Net asset value at end of period                            $  19.34          $  21.41
                                                               --------          --------
TOTAL RETURN:***                                                  (9.67)%           30.31%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                 $272,702          $336,132
   Ratio to average net assets of:
      Expenses, net of waivers +                                   0.63%             0.64%
      Expenses, prior to waivers +                                 0.64%             0.67%
      Net investment loss, net of waivers +                       (0.17)%           (0.10)%
   Portfolio turnover rate ++                                        41%               10%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO

                                                                        FOR THE PERIOD
                                                     SIX MONTHS ENDED   JUNE 23, 2005*
                                                     OCTOBER 31, 2006      THROUGH
                                                       (UNAUDITED)      APRIL 30, 2006
                                                     ----------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period               $ 16.54            $ 14.84
                                                        -------            -------
   Net investment income**                                 0.05               0.06
   Net realized and unrealized gain on investments         1.39               1.68
                                                        -------            -------
      Total from operations                                1.44               1.74
                                                        -------            -------
   Undistributed net investment income included in
      price of units issued and redeemed**                   --(a)              --
                                                        -------            -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                  (0.02)             (0.04)
                                                        -------            -------
   Net asset value at end of period                     $ 17.96            $ 16.54
                                                        -------            -------
TOTAL RETURN:***                                           8.75%             11.74%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)          $89,808            $66,157
   Ratio to average net assets of:
      Expenses, net of waivers +                           0.63%              0.66%
      Expenses, prior to waivers +                         0.79%              0.88%
      Net investment income, net of waivers +              0.57%              0.42%
   Portfolio turnover rate ++                                15%                29%

POWERSHARES DYNAMIC RETAIL PORTFOLIO

                                                                          FOR THE PERIOD
                                                     SIX MONTHS ENDED   OCTOBER 26, 2005*
                                                     OCTOBER 31, 2006        THROUGH
                                                        (UNAUDITED)       APRIL 30, 2006
                                                     ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                $ 18.29             $ 15.13
                                                         -------             -------
   Net investment income**                                  0.01                0.01
   Net realized and unrealized gain on investments          0.77                3.16
                                                         -------             -------
      Total from operations                                 0.78                3.17
                                                         -------             -------
   Undistributed net investment income included in
      price of units issued and redeemed**                 (0.01)                 --
                                                         -------             -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                   (0.01)              (0.01)
                                                         -------             -------
   Net asset value at end of period                      $ 19.05             $ 18.29
                                                         -------             -------
TOTAL RETURN:***                                            4.22%              20.98%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)           $22,857             $23,783
   Ratio to average net assets of:
      Expenses, net of waivers +                            0.66%               0.70%
      Expenses, prior to waivers +                          1.72%               0.97%
      Net investment income, net of waivers +               0.08%               0.17%
   Portfolio turnover rate ++                                 66%                 11%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO

                                                                               FOR THE PERIOD
                                                            SIX MONTHS ENDED   JUNE 23, 2005*
                                                            OCTOBER 31, 2006       THROUGH
                                                               (UNAUDITED)     APRIL 30, 2006
                                                            ----------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                       $ 20.18          $  14.93
                                                                -------          --------
   Net investment loss**                                          (0.03)            (0.05)
   Net realized and unrealized gain (loss) on investments         (3.11)             5.30
                                                                -------          --------
      Total from operations                                       (3.14)             5.25
                                                                -------          --------
   Undistributed net investment income included in price
      of units issued and redeemed**                               0.01                --
                                                                -------          --------
   Net asset value at end of period                             $ 17.05          $  20.18
                                                                -------          --------
TOTAL RETURN:***                                                 (15.51)%           35.16%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                  $64,792          $106,929
   Ratio to average net assets of:
      Expenses, net of waivers +                                   0.63%             0.65%
      Expenses, prior to waivers +                                 0.82%             0.75%
      Net investment loss, net of waivers +                       (0.28)%           (0.33)%
   Portfolio turnover rate ++                                        36%               42%

POWERSHARES DYNAMIC SOFTWARE PORTFOLIO

                                                                               FOR THE PERIOD
                                                            SIX MONTHS ENDED   JUNE 23, 2005*
                                                            OCTOBER 31, 2006       THROUGH
                                                               (UNAUDITED)     APRIL 30, 2006
                                                            ----------------   --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                       $ 18.44           $ 14.98
                                                                -------           -------
   Net investment loss**                                          (0.04)            (0.08)
   Net realized and unrealized gain on investments                 0.81              3.54
                                                                -------           -------
      Total from operations                                        0.77              3.46
                                                                -------           -------
   Undistributed net investment income included in price
      of units issued and redeemed**                              (0.02)               --
                                                                -------           -------
   Net asset value at end of period                             $ 19.19           $ 18.44
                                                                -------           -------
TOTAL RETURN:***                                                   4.07%            23.10%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                  $86,351           $49,799
   Ratio to average net assets of:
      Expenses, net of waivers +                                   0.64%             0.67%
      Expenses, prior to waivers +                                 0.85%             0.91%
      Net investment loss, net of waivers +                       (0.47)%           (0.53)%
   Portfolio turnover rate ++                                        30%               75%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES FTSE RAFI US 1000 PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks--99.4%
            CONSUMER DISCRETIONARY--14.2%
   1,022    Abercrombie & Fitch Co., Class A                          $   78,336
   2,175    Advance Auto Parts, Inc.                                      76,169
   2,784    Amazon.com, Inc.*                                            106,043
   5,301    American Axle & Manufacturing Holdings, Inc.                  99,394
   1,684    American Eagle Outfitters, Inc.                               77,127
   3,289    American Greetings Corp., Class A                             78,640
   1,619    Ann Taylor Stores Corp.*                                      71,268
   1,362    Apollo Group, Inc., Class A*                                  50,340
   9,356    ArvinMeritor, Inc.                                           140,527
   4,202    Asbury Automotive Group, Inc.                                100,848
   3,012    Autoliv, Inc.                                                171,292
  16,195    AutoNation, Inc.*                                            324,710
   1,539    AutoZone, Inc.*                                              172,368
   3,099    Barnes & Noble, Inc.                                         128,020
   1,381    Beazer Homes USA, Inc.                                        59,853
   4,170    Bed Bath & Beyond, Inc.*                                     168,009
   4,188    Belo Corp., Class A                                           73,374
   7,694    Best Buy Co., Inc.                                           425,094
   7,471    Big Lots, Inc.*                                              157,489
   1,516    Black & Decker Corp.                                         127,162
  62,254    Blockbuster, Inc., Class A                                   244,036
  37,656    Blockbuster, Inc., Class B                                   134,055
   3,072    Borders Group, Inc.                                           63,252
   1,692    BorgWarner, Inc.                                              97,290
   1,141    Boyd Gaming Corp.                                             45,035
   2,489    Brinker International, Inc.                                  115,564
   3,347    Brunswick Corp.                                              105,431
   3,591    Cablevision Systems Corp., Class A                            99,794
   1,496    Career Education Corp.*                                       33,331
   2,013    Carmax, Inc.*                                                 89,176
  12,001    Carnival Corp. (Panama)                                      585,889
   1,004    CBRL Group, Inc.                                              44,086
  33,648    CBS Corp., Class B                                           973,773
   3,755    Centex Corp.                                                 196,387
   4,494    Charming Shoppes, Inc.*                                       66,511
 122,889    Charter Communications, Inc.*                                282,645
   6,678    Circuit City Stores, Inc.                                    180,172
  14,275    Clear Channel Communications, Inc.                           497,484
   1,953    Coach, Inc.*                                                  77,417
     947    Columbia Sportswear Co.*                                      52,880
  39,448    Comcast Corp., Class A*                                    1,604,349
  21,255    Comcast Corp., Special Class A*                              860,402
   6,058    Cooper Tire & Rubber Co.                                      65,002
   9,440    D.R. Horton, Inc.                                            221,179
   2,709    Darden Restaurants, Inc.                                     113,507
   6,013    Dillard's, Inc., Class A                                     181,412
  20,580    DIRECTV Group (The), Inc.*                                   458,522
   8,612    Dollar General Corp.                                         120,826
   3,055    Dollar Tree Stores, Inc.*                                     94,980
   2,085    Dow Jones & Co., Inc.                                         73,163
   2,191    DreamWorks Animation SKG, Inc., Class A*                  $   57,952
  15,688    Eastman Kodak Co.                                            382,787
   3,573    EchoStar Communications Corp., Class A*                      126,913
   2,290    EW Scripps Co.                                               113,263
   4,660    Family Dollar Stores, Inc.                                   137,237
  12,904    Federated Department Stores, Inc.                            566,615
   4,834    Foot Locker, Inc.                                            112,100
 459,759    Ford Motor Co.                                             3,806,804
   3,491    Fortune Brands, Inc.                                         268,632
   2,283    Furniture Brands International, Inc.                          42,464
   7,862    Gannett Co., Inc.                                            464,959
  22,691    Gap (The), Inc.                                              476,965
   1,348    Garmin Ltd. (Cayman Islands)                                  71,997
 188,259    General Motors Corp.                                       6,574,003
   6,201    Genuine Parts Co.                                            282,270
     695    Getty Images, Inc.*                                           30,100
  21,232    Goodyear Tire & Rubber (The) Co.*                            325,487
   2,176    Group 1 Automotive, Inc.                                     124,707
   9,469    H&R Block, Inc.                                              206,992
   4,584    Hanesbrands, Inc.*                                           108,182
   4,062    Harley-Davidson, Inc.                                        278,775
     592    Harman International Industries, Inc.                         60,591
   2,317    Harrah's Entertainment, Inc.                                 172,223
   4,622    Hasbro, Inc.                                                 119,802
   2,696    Hearst-Argyle Television, Inc.                                67,939
   6,902    Hilton Hotels Corp.                                          199,606
  40,858    Home Depot (The), Inc.                                     1,525,229
   3,120    Hovnanian Enterprises, Inc., Class A*                         96,252
  12,635    IAC/InterActiveCorp*                                         391,432
   3,801    International Game Technology                                161,581
  14,855    Interpublic Group of Cos., Inc.*                             162,068
   9,066    J.C. Penney Co., Inc.                                        682,035
   1,504    Jack in the Box, Inc.*                                        84,389
   6,952    Johnson Controls, Inc.                                       566,866
   4,810    Jones Apparel Group, Inc.                                    160,654
   2,674    KB HOME                                                      120,170
   1,972    Kellwood Co.                                                  60,343
   6,807    Kohl's Corp.*                                                480,574
   1,181    Lamar Advertising Co.*                                        68,120
   2,851    Las Vegas Sands Corp.*                                       217,246
   3,347    La-Z-Boy, Inc.                                                41,001
  12,626    Lear Corp.                                                   381,431
   1,544    Lee Enterprises, Inc.                                         44,050
   7,040    Leggett & Platt, Inc.                                        164,384
   7,104    Lennar Corp., Class A                                        337,298
   3,657    Liberty Global, Inc., Class A*                                95,960
   3,675    Liberty Global, Inc., Series C*                               93,455
  21,057    Liberty Media - Interactive A*                               464,728
   4,263    Liberty Media Holding, Capital Series. A*                    379,663
  14,634    Limited Brands, Inc.                                         431,264

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                            -----------
            Common Stocks (Continued)
   3,089    Liz Claiborne, Inc.                                      $   130,263
  22,725    Lowe's Cos., Inc.                                            684,932
   1,816    M.D.C. Holdings, Inc.                                         90,546
   5,940    Marriott International, Inc., Class A                        248,114
  10,630    Mattel, Inc.                                                 240,557
   2,476    McClatchy Co., Class A                                       107,335
  26,430    McDonald's Corp.                                           1,107,946
   5,082    McGraw-Hill (The) Cos., Inc.                                 326,112
     910    Meredith Corp.                                                47,775
   1,106    Meritage Homes Corp.*                                         50,633
   4,229    MGM MIRAGE*                                                  181,932
   2,339    Michaels Stores, Inc.                                        102,893
   2,044    Mohawk Industries, Inc.*                                     148,599
   5,381    New York Times (The) Co., Class A                            130,059
  10,025    Newell Rubbermaid, Inc.                                      288,520
  19,369    News Corp., Class B                                          421,082
  42,076    News Corp., Class A                                          877,285
   4,719    NIKE, Inc., Class B                                          433,582
   3,852    Nordstrom, Inc.                                              182,392
  15,044    NTL, Inc.                                                    406,639
     152    NVR, Inc.*                                                    85,348
   7,875    Office Depot, Inc.*                                          330,671
   6,955    OfficeMax, Inc.                                              330,919
   3,571    Omnicom Group, Inc.                                          362,278
   1,607    O'Reilly Automotive, Inc.*                                    51,890
   1,770    OSI Restaurant Partners, Inc.                                 58,888
   3,493    Payless ShoeSource, Inc.*                                     93,438
   3,509    PEP Boys-Manny Moe & Jack                                     49,758
   2,259    PetSmart, Inc.                                                65,014
   5,210    Pier 1 Imports, Inc.                                          34,073
   1,505    Polo Ralph Lauren Corp.                                      106,855
   7,715    Pulte Homes, Inc.                                            239,088
   6,777    RadioShack Corp.                                             120,902
   3,529    Reader's Digest Association (The), Inc.                       50,747
  12,452    Regal Entertainment Group, Class A                           258,130
   4,205    Rent-A-Center, Inc.*                                         120,936
   2,891    Ross Stores, Inc.                                             85,082
   5,935    Royal Caribbean Cruises Ltd. (Liberia)                       240,368
   1,409    Ryland Group, Inc.                                            64,715
   8,352    Saks, Inc.                                                   161,528
   2,453    Scholastic Corp.*                                             77,073
   4,989    Sears Holdings Corp.*                                        870,431
  14,499    Service Corp. International                                  132,231
  11,677    ServiceMaster (The) Co.                                      132,300
   3,920    Sherwin-Williams (The) Co.                                   232,182
   5,711    Six Flags, Inc.*                                              32,553
   2,053    Snap-On, Inc.                                                 96,553
   3,812    Sonic Automotive, Inc.                                       100,256
   2,659    Standard-Pacific Corp.                                        64,428
   2,380    Stanley Works (The)                                          113,407
  14,117    Staples, Inc.                                                364,077
   4,713    Starbucks Corp.*                                             177,916
   4,352    Starwood Hotels & Resorts Worldwide, Inc.                $   259,988
   5,574    Sun-Times Media Group, Inc.                                   32,329
   2,212    Talbots (The), Inc.                                           62,024
  20,042    Target Corp.                                               1,186,086
   3,677    Tenneco, Inc.*                                                83,468
   2,431    Tiffany & Co.                                                 86,835
   2,023    Tim Hortons, Inc.                                             58,465
 128,610    Time Warner, Inc.                                          2,573,485
  10,583    TJX Cos., Inc.                                               306,378
   5,589    Toll Brothers, Inc.*                                         161,578
   9,287    Tribune Co.                                                  309,536
  11,801    TRW Automotive Holdings Corp.*                               302,696
   2,401    Tupperware Brands Corp.                                       50,973
   5,188    United Auto Group, Inc.                                      119,220
   4,031    Univision Communications, Inc.*                              141,327
   3,776    VF Corp.                                                     287,014
  13,482    Viacom, Inc., Class B*                                       524,719
  56,871    Visteon Corp.*                                               419,708
  51,833    Walt Disney (The) Co.                                      1,630,665
   2,957    Warner Music Group Corp.                                      76,675
     189    Washington Post (The) Co., Class B                           142,336
   2,103    WCI Communities, Inc.*                                        33,900
   2,004    Wendy's International, Inc.                                   69,338
   3,388    Whirlpool Corp.                                              294,519
   2,041    Williams-Sonoma, Inc.                                         69,414
   8,537    Wyndham Worldwide Corp.*                                     251,842
   3,986    Yum! Brands, Inc.                                            237,008
   2,664    Zale Corp.*                                                   76,830
                                                                      ----------
                                                                      54,212,758
                                                                      ----------
            CONSUMER STAPLES--9.8%
   2,090    Alberto-Culver Co.                                           106,193
  64,495    Altria Group, Inc.                                         5,245,377
  16,960    Anheuser-Busch Cos., Inc.                                    804,243
  19,942    Archer-Daniels-Midland Co.                                   767,767
   7,883    Avon Products, Inc.                                          239,722
   3,194    BJ's Wholesale Club, Inc.*                                    91,508
     524    Brown-Forman Corp., Class A                                   38,121
   1,077    Brown-Forman Corp., Class B                                   77,749
   6,821    Bunge Ltd. (Bermuda)                                         437,294
  10,535    Campbell Soup Co.                                            393,798
   2,881    Chiquita Brands International, Inc.                           39,470
   3,041    Clorox Co.                                                   196,327
  42,896    Coca-Cola (The) Co.                                        2,004,101
  23,099    Coca-Cola Enterprises, Inc.                                  462,673
   8,164    Colgate-Palmolive Co.                                        522,251
  32,418    ConAgra Foods, Inc.                                          847,731
   5,835    Constellation Brands, Inc., Class A*                         160,404
   2,641    Corn Products International, Inc.                             95,578
  13,237    Costco Wholesale Corp.                                       706,591
  20,497    CVS Corp.                                                    643,196

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks (Continued)
   6,024    Dean Foods Co.*                                          $   252,345
   7,866    Del Monte Foods Co.                                           84,874
   1,332    Energizer Holdings, Inc.*                                    104,096
   4,292    Estee Lauder Cos. (the), Inc., Class A                       173,354
   3,463    Fresh Del Monte Produce, Inc. (Cayman Islands)                53,988
  10,961    General Mills, Inc.                                          622,804
   3,800    Great Atlantic & Pacific Tea Co., Inc.                       105,146
  12,268    H.J. Heinz Co.                                               517,219
   3,672    Hershey (The) Co.                                            194,286
   3,866    Hormel Foods Corp.                                           139,601
   1,884    J.M. Smucker (The) Co.                                        92,316
   9,173    Kellogg Co.                                                  461,494
  12,113    Kimberly-Clark Corp.                                         805,757
  54,498    Kraft Foods, Inc., Class A                                 1,874,731
  55,455    Kroger (The) Co.                                           1,247,183
   8,473    Loews Corp. - Carolina Group                                 489,909
   1,817    Longs Drug Stores Corp.                                       78,204
   2,925    McCormick & Co., Inc.                                        109,395
   1,260    Molson Coors Brewing Co., Class B                             89,687
   2,326    NBTY, Inc.*                                                   64,709
     997    Pantry (The), Inc.*                                           54,416
   7,610    Pepsi Bottling Group, Inc.                                   240,628
   4,037    PepsiAmericas, Inc.                                           82,557
  23,413    PepsiCo, Inc.                                              1,485,321
   3,111    Performance Food Group Co.*                                   90,437
   3,523    Pilgrim's Pride Corp.                                         88,005
  42,104    Procter & Gamble (The) Co.                                 2,668,973
  11,199    Reynolds American, Inc.                                      707,329
  55,608    Rite Aid Corp.*                                              260,245
   2,453    Ruddick Corp.                                                 69,175
  34,457    Safeway, Inc.                                              1,011,658
  36,711    Sara Lee Corp.                                               627,758
   7,289    Smithfield Foods, Inc.*                                      195,928
   2,500    Spectrum Brands, Inc.*                                        24,300
  17,132    SUPERVALU, Inc.                                              572,209
  17,891    Sysco Corp.                                                  625,827
  31,600    Tyson Foods, Inc., Class A                                   456,620
   2,090    Universal Corp.                                               76,954
   5,008    UST, Inc.                                                    268,228
  16,175    Walgreen Co.                                                 706,524
 112,726    Wal-Mart Stores, Inc.                                      5,555,136
   1,338    Weis Markets, Inc.                                            54,323
   1,421    Whole Foods Market, Inc.                                      90,717
   3,771    Wm. Wrigley Jr. Co.                                          195,903
                                                                     -----------
                                                                      37,650,363
                                                                     -----------
            ENERGY--8.1%
  11,478    Anadarko Petroleum Corp.                                     532,809
   7,612    Apache Corp.                                                 497,216
   1,411    Arch Coal, Inc.                                               48,863
   4,087    Baker Hughes, Inc.                                           282,207
   3,545    BJ Services Co.                                          $   106,917
   2,260    Cameron International Corp.*                                 113,226
   5,187    Chesapeake Energy Corp.                                      168,266
  87,012    Chevron Corp.                                              5,847,207
  10,111    ConocoPhillips                                               609,087
   2,174    CONSOL Energy, Inc.                                           76,938
  11,858    Devon Energy Corp.                                           792,589
   1,142    Diamond Offshore Drilling, Inc.                               79,061
  58,396    El Paso Corp.                                                800,025
   1,677    ENSCO International, Inc.                                     82,123
   3,217    EOG Resources, Inc.                                          214,027
 153,457    Exxon Mobil Corp.                                         10,959,900
   1,274    FMC Technologies, Inc.*                                       77,013
   3,053    Forest Oil Corp.*                                             99,650
     968    Giant Industries, Inc.*                                       78,389
   2,409    GlobalSantaFe Corp. (Cayman Islands)                         125,027
  14,188    Halliburton Co.                                              458,982
   3,435    Hanover Compressor Co.*                                       63,616
   1,595    Helmerich & Payne, Inc.                                       38,200
  38,360    Hess Corp.                                                 1,626,465
   1,101    Houston Exploration Co.*                                      59,630
   1,960    Kinder Morgan, Inc.                                          205,996
  12,886    Marathon Oil Corp.                                         1,113,350
   1,584    Massey Energy Co.                                             39,996
   4,902    Murphy Oil Corp.                                             231,178
   5,763    Nabors Industries Ltd. (Bermuda)*                            177,961
   1,221    National-Oilwell Varco, Inc.*                                 73,748
   4,143    Newfield Exploration Co.*                                    168,993
   1,739    Noble Corp. (Cayman Islands)                                 121,904
   2,135    Noble Energy, Inc.                                           103,825
  16,995    Occidental Petroleum Corp.                                   797,745
   1,168    Overseas Shipholding Group, Inc.                              73,058
   2,100    Peabody Energy Corp.                                          88,137
   2,778    Pioneer Natural Resources Co.                                113,148
   2,088    Pogo Producing Co.                                            93,438
   3,217    Pride International, Inc.*                                    88,821
  11,470    Schlumberger Ltd. (Netherlands)                              723,528
   3,662    Smith International, Inc.                                    144,576
   1,422    Stone Energy Corp.*                                           55,415
   4,095    Sunoco, Inc.                                                 270,802
   2,765    Teekay Shipping Corp. (Marshall Islands)                     113,669
  13,575    Tesoro Corp.                                                 867,986
   1,291    Tidewater, Inc.                                               64,201
   2,834    Transocean, Inc. (Cayman Islands)*                           205,578
   5,183    USEC, Inc.                                                    57,842
   1,782    Valero Energy Corp.                                           93,252
   3,784    Weatherford International Ltd. (Bermuda)*                    155,447
  24,337    Williams Cos., Inc.                                          594,553
   4,435    XTO Energy, Inc.                                             206,937
                                                                     -----------
                                                                      30,882,517
                                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks (Continued)
            FINANCIALS--24.4%
   2,514    A.G. Edwards, Inc.                                        $  143,424
   7,545    ACE Ltd. (Cayman Islands)                                    431,951
     482    Affiliated Managers Group, Inc.*                              48,267
   8,320    AFLAC, Inc.                                                  373,734
     199    Alleghany Corp.*                                              60,844
   5,277    Allied Capital Corp.                                         166,384
  21,261    Allstate (The) Corp.                                       1,304,575
   2,240    AMB Property Corp.                                           130,838
   2,565    AMBAC Financial Group, Inc.                                  214,152
   3,491    American Capital Strategies Ltd.                             150,672
  17,199    American Express Co.                                         994,274
   2,893    American Financial Group, Inc.                               138,459
  50,116    American International Group, Inc.                         3,366,291
   1,219    American National Insurance                                  141,404
   3,751    AmeriCredit Corp.*                                            95,913
  10,971    Ameriprise Financial, Inc.                                   565,007
   1,104    AmerUs Group Co.                                              75,602
  10,191    AmSouth Bancorp.                                             307,972
  14,253    Annaly Capital Management, Inc.                              186,999
   8,805    Aon Corp.                                                    306,326
   4,159    Apartment Investment & Management Co., Class A               238,394
   5,916    Arch Capital Group Ltd. (Bermuda)*                           380,340
   5,990    Archstone-Smith Trust                                        360,658
   2,159    Arthur J. Gallagher & Co.                                     60,128
   3,529    Associated Banc-Corp.                                        115,892
   3,806    Assurant, Inc.                                               200,424
   2,894    Astoria Financial Corp.                                       83,955
   1,540    AvalonBay Communities, Inc.                                  201,832
   3,408    Axis Capital Holdings Ltd. (Bermuda)                         111,953
   2,488    BancorpSouth, Inc.                                            63,568
 122,304    Bank of America Corp.                                      6,588,515
   1,086    Bank of Hawaii Corp.                                          56,657
  19,428    Bank of New York (The) Co., Inc.                             667,740
  17,976    BB&T Corp.                                                   782,316
   3,408    Bear Stearns (The) Cos., Inc.                                515,801
   1,223    Berkshire Hathaway, Inc., Class B*                         4,298,844
     281    BlackRock, Inc., Class A                                      42,386
   1,275    BOK Financial Corp.                                           65,535
   2,656    Boston Properties, Inc.                                      283,740
   2,354    Brandywine Realty Trust                                       78,529
   1,217    BRE Properties, Inc.                                          80,687
   1,389    Camden Property Trust                                        112,120
   7,132    Capital One Financial Corp.                                  565,782
   2,611    CB Richard Ellis Group, Inc., Class A*                        78,408
   1,721    CBL & Associates Properties, Inc.                             75,259
  14,901    Charles Schwab (The) Corp.                                   271,496
     136    Chicago Mercantile Exchange Holdings, Inc.                    68,136
  12,325    Chubb (The) Corp.                                            655,074
   4,283    Cincinnati Financial Corp.                                   195,519
   6,569    CIT Group, Inc.                                           $  341,916
 150,258    Citigroup, Inc.                                            7,536,940
   1,011    City National Corp.                                           67,292
  11,932    CNA Financial Corp.*                                         446,853
   3,428    Colonial BancGroup (The), Inc.                                81,724
   1,211    Colonial Properties Trust                                     61,022
   6,166    Comerica, Inc.                                               358,800
   3,036    Commerce Bancorp, Inc.                                       106,017
   1,440    Commerce Bancshares, Inc.                                     71,294
   2,787    Commerce Group (The), Inc.                                    82,495
   3,438    Compass Bancshares, Inc.                                     193,422
   8,821    Conseco, Inc.*                                               179,419
  20,768    Countrywide Financial Corp.                                  791,676
   7,167    Crescent Real Estate EQT Co.                                 156,241
   1,198    Cullen/Frost Bankers, Inc.                                    64,884
   2,442    Developers Diversified Realty Corp.                          148,718
   7,672    Doral Financial Corp.                                         35,291
     829    Downey Financial Corp.                                        57,102
   5,133    Duke Realty Corp.                                            205,628
   2,022    Endurance Specialty Holdings Ltd. (Bermuda)                   72,084
   1,067    Equity Lifestyle Properties, Inc.                             52,571
  17,048    Equity Office Properties Trust                               724,540
   8,158    Equity Residential                                           445,508
   1,310    Erie Indemnity Co., Class A                                   66,352
   1,398    Everest Re Group Ltd. (Bermuda)                              138,654
  30,300    Fannie Mae                                                 1,795,577
     977    Federal Realty Investment Trust                               78,307
   1,359    Federated Investors, Inc., Class B                            46,600
   6,464    Fidelity National Financial, Inc.                            144,147
  15,770    Fidelity National Title Group, Inc., Class A                 347,106
  17,213    Fifth Third Bancorp                                          685,938
   3,612    First American Corp.                                         147,478
   4,393    First Horizon National Corp.                                 172,733
   2,566    First Industrial Realty Trust, Inc.                          117,959
   2,823    FirstMerit Corp.                                              65,550
   3,098    Franklin Resources, Inc.                                     353,048
   2,898    Franklin Street Properties Corp.                              59,554
  26,734    Freddie Mac                                                1,844,378
   2,349    Fremont General Corp.                                         34,131
   8,781    Friedman Billings Ramsey Group, Inc.                          66,999
   4,536    Fulton Financial Corp.                                        72,621
   3,618    General Growth Properties, Inc.                              187,774
  32,790    Genworth Financial, Inc.                                   1,096,498
   1,992    Glimcher Realty Trust                                         51,314
   9,384    Goldman Sachs Group, Inc.                                  1,780,989
   1,671    Hanover Insurance Group, Inc.                                 75,780
   9,113    Hartford Financial Services Group (The), Inc.                794,380
   1,598    HCC Insurance Holdings, Inc.                                  53,789
   5,094    Health Care Property Investors, Inc.                         159,952
   2,245    Health Care REIT, Inc.                                        92,674

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks (Continued)
   1,310    Healthcare Realty Trust, Inc.                             $   53,055
   3,048    Highwoods Properties, Inc.                                   116,434
   1,606    Home Properties, Inc.                                        101,451
   3,415    Hospitality Properties Trust                                 165,491
  11,528    Host Hotels & Resorts, Inc.                                  265,836
  11,165    HRPT Properties Trust                                        132,864
  12,505    Hudson City Bancorp, Inc.                                    171,694
   7,278    Huntington Bancshares, Inc.                                  177,656
   8,655    IMPAC Mortgage Holdings, Inc.                                 81,963
   1,948    IndyMac Bancorp, Inc.                                         88,537
   5,231    iStar Financial, Inc.                                        242,352
   4,828    Janus Capital Group, Inc.                                     96,946
   1,951    Jefferies Group, Inc.                                         56,052
 120,191    JPMorgan Chase & Co.                                       5,701,860
  13,694    KeyCorp                                                      508,595
   5,080    Kimco Realty Corp.                                           225,704
   2,950    KKR Financial Corp.                                           79,149
   1,026    LandAmerica Financial Group, Inc.                             64,730
     969    Legg Mason, Inc.                                              87,229
  10,807    Lehman Brothers Holdings, Inc.                               841,217
   2,154    Leucadia National Corp.                                       56,801
   3,003    Liberty Property Trust                                       144,745
   9,422    Lincoln National Corp.                                       596,507
  20,642    Loews Corp.                                                  803,387
   2,499    M&T Bank Corp.                                               304,403
   1,400    Macerich (The) Co.                                           112,490
   3,013    Mack-Cali Realty Corp.                                       159,388
     267    Markel Corp.*                                                106,667
  22,078    Marsh & McLennan Cos., Inc.                                  649,976
   5,949    Marshall & Ilsley Corp.                                      285,195
   4,487    MBIA, Inc.                                                   278,284
   9,799    Mellon Financial Corp.                                       380,201
   2,996    Mercantile Bankshares Corp.                                  135,060
   1,632    Mercury General Corp.                                         84,489
  19,397    Merrill Lynch & Co., Inc.                                  1,695,686
  24,937    MetLife, Inc.                                              1,424,651
   2,329    MGIC Investment Corp.                                        136,852
   1,675    Mills (The) Corp.                                             30,602
   4,493    Montpelier Re Holdings Ltd. (Bermuda)                         79,751
   1,060    Moody's Corp.                                                 70,278
  31,328    Morgan Stanley                                             2,394,398
  27,295    National City Corp.                                        1,016,739
   4,454    Nationwide Financial Services, Inc., Class A                 226,798
   3,269    Nationwide Health Properties, Inc.                            93,951
   2,234    New Century Financial Corp.                                   87,975
   5,203    New Plan Excel Realty Trust                                  149,846
  10,470    New York Community Bancorp, Inc.                             171,185
  11,198    North Fork Bancorp, Inc.                                     320,039
   4,036    Northern Trust Corp.                                         236,994
   1,200    Nuveen Investments, Inc., Class A                             59,160
   2,997    Odyssey Re Holdings Corp.                                    106,244
   1,662    Ohio Casualty Corp.                                           45,589
   9,420    Old Republic International Corp.                          $  212,233
   2,103    PartnerRe Ltd. (Bermuda)                                     147,042
   1,754    People's Bank                                                 71,388
   6,060    Phoenix (The) Cos., Inc.                                      95,990
   5,762    Plum Creek Timber Co., Inc.                                  207,086
   2,525    PMI Group (The), Inc.                                        107,691
   8,536    PNC Financial Services Group, Inc.                           597,776
   9,780    Popular, Inc.                                                177,898
   1,560    Post Properties, Inc.                                         76,409
   2,532    Potlatch Corp.                                               102,799
   6,700    Principal Financial Group, Inc.                              378,483
  10,786    Progressive (The) Corp.                                      260,698
   4,080    ProLogis                                                     258,142
   2,110    Protective Life Corp.                                         93,368
  11,199    Prudential Financial, Inc.                                   861,539
   2,973    Public Storage, Inc.                                         266,708
   2,170    Radian Group, Inc.                                           115,661
   2,324    Raymond James Financial, Inc.                                 74,043
   1,825    Rayonier, Inc.                                                74,807
  10,459    Realogy Corp.*                                               269,633
   2,831    Realty Income Corp.                                           74,738
   2,423    Reckson Associates Realty Corp.                              106,903
   1,592    Redwood Trust, Inc.                                           87,512
   1,540    Regency Centers Corp.                                        111,126
  13,494    Regions Financial Corp.                                      512,097
   2,311    Reinsurance Group of America, Inc.                           130,340
   2,174    RenaissanceRe Holdings Ltd. (Bermuda)                        118,266
   4,498    SAFECO Corp.                                                 261,739
   3,535    Senior Housing Properties Trust                               81,058
   2,043    Simon Property Group, Inc.                                   198,375
   3,319    Sky Financial Group, Inc.                                     83,141
     704    SL Green Realty Corp.                                         85,219
   5,257    SLM Corp.                                                    255,911
   2,172    South Financial Group (The), Inc.                             57,623
  12,942    Sovreign Bancorp, Inc.                                       308,796
  21,247    St. Paul Travelers (The) Cos., Inc.                        1,086,359
   1,292    Stancorp Financial Group, Inc.                                59,031
   5,434    State Street Corp.                                           349,026
     404    Student Loan Corp.                                            83,628
  11,069    SunTrust Banks, Inc.                                         874,340
   7,424    Synovus Financial Corp.                                      218,117
   3,161    T. Rowe Price Group, Inc.                                    149,547
   3,617    TCF Financial Corp.                                           94,151
   3,550    TD Ameritrade Holding Corp.                                   58,469
   7,322    TD Banknorth, Inc.                                           216,585
   4,682    Thornburg Mortgage, Inc.                                     120,234
   2,848    Torchmark Corp.                                              175,665
   1,737    Transatlantic Holdings, Inc.                                 105,853
  51,970    U.S. Bancorp                                               1,758,665
   3,639    UnionBanCal Corp.                                            209,534
   3,361    United Dominion Realty Trust, Inc.                           108,796
   3,020    Unitrin, Inc.                                                129,649

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                            -----------
            Common Stocks (Continued)
  25,671    UnumProvident Corp.                                      $   507,772
   3,060    Valley National Bancorp                                       79,744
   2,757    Vornado Realty Trust                                         328,772
   2,389    W.R. Berkley Corp.                                            88,059
  49,010    Wachovia Corp.                                             2,720,054
   3,207    Washington Federal, Inc.                                      74,531
  36,861    Washington Mutual, Inc.                                    1,559,220
   1,582    Webster Financial Corp. 76,442
   2,418    Weingarten Realty Investors                                  112,437
  84,650    Wells Fargo & Co.                                          3,071,948
     199    Wesco Financial Corp.                                         95,403
     205    White Mountain Insurance Group Ltd. (Bermuda)                116,389
   1,589    Whitney Holding Corp.                                         51,897
   2,757    Willis Group Holdings Ltd. (Bermuda)                         104,849
   1,639    Wilmington Trust Corp.                                        68,150
   5,269    XL Capital Ltd., Class A (Cayman Islands)                    371,728
   2,232    Zions Bancorp.                                               179,453
                                                                     -----------
                                                                      93,344,376
                                                                     -----------
            HEALTH CARE--8.8%
  32,637    Abbott Laboratories                                        1,550,584
   9,794    Aetna, Inc.                                                  403,709
   2,588    Alcon, Inc. (Switzerland)                                    274,535
   1,022    Allergan, Inc.                                               118,041
  11,744    AmerisourceBergen Corp.                                      554,317
  12,164    Amgen, Inc.*                                                 923,369
   3,123    Applera Corp. - Applied Biosystems Group                     116,488
   2,256    Apria Healthcare Group, Inc.*                                 52,542
   1,089    Barr Pharmaceuticals, Inc.*                                   57,031
   1,351    Bausch & Lomb, Inc.                                           72,333
  12,323    Baxter International, Inc.                                   566,488
   1,493    Beckman Coulter, Inc.                                         85,952
   3,862    Becton Dickinson & Co.                                       270,456
   4,136    Biogen Idec, Inc.*                                           196,874
   2,568    Biomet, Inc.                                                  97,173
  17,216    Boston Scientific Corp.*                                     273,907
  73,994    Bristol-Myers Squibb Co.                                   1,831,352
   1,257    C.R. Bard, Inc.                                              103,024
  12,081    Cardinal Health, Inc.                                        790,701
   5,452    Caremark Rx, Inc.                                            268,402
   1,088    Charles River Laboratories International, Inc.*               46,697
   3,410    CIGNA Corp.                                                  398,902
   2,592    Community Health Systems, Inc.*                               84,110
   1,806    Coventry Health Care, Inc.*                                   84,792
   1,636    Dade Behring Holdings, Inc.                                   59,599
   1,345    DaVita, Inc.*                                                 74,822
   2,290    DENTSPLY International, Inc.                                  71,631
  21,897    Eli Lilly & Co.                                            1,226,451
   2,518    Express Scripts, Inc.*                                       160,447
   3,245    Fisher Scientific International, Inc.*                       277,837
   3,799    Forest Laboratories, Inc.*                               $   185,923
   4,628    Genentech, Inc.*                                             385,512
   2,411    Genzyme Corp.*                                               162,767
   2,247    Gilead Sciences, Inc.*                                       154,818
  11,499    HCA, Inc.                                                    580,929
   5,452    Health Management Associates, Inc.                           107,404
   4,332    Health Net, Inc.*                                            179,821
   1,923    Henry Schein, Inc.*                                           95,554
   1,817    Hillenbrand Industries, Inc.                                 106,622
   4,010    Hospira, Inc.*                                               145,764
   4,997    Humana, Inc.*                                                299,820
   2,366    IMS Health, Inc.                                              65,893
   1,003    Invitrogen Corp.*                                             58,184
  49,178    Johnson & Johnson                                          3,314,597
   3,283    Kindred Healthcare, Inc.*                                     88,641
   5,669    King Pharmaceuticals, Inc.*                                   94,842
   1,687    Laboratory Corp. of America Holdings*                        115,543
   2,235    LifePoint Hospitals, Inc.*                                    79,343
   1,916    Lincare Holdings, Inc.*                                       64,301
   1,607    Magellan Health Services, Inc.*                               70,129
   1,717    Manor Care, Inc.                                              82,399
  14,023    McKesson Corp.                                               702,412
  11,306    Medco Health Solutions, Inc.*                                604,871
   1,991    Medimmune, Inc.*                                              63,792
  11,517    Medtronic, Inc.                                              560,648
  83,346    Merck & Co., Inc.                                          3,785,575
   5,300    Millennium Pharmaceuticals, Inc.*                             62,010
   3,683    Mylan Laboratories, Inc.                                      75,502
   1,519    Omnicare, Inc.                                                57,540
   2,013    Owens & Minor, Inc.                                           63,430
   1,944    Patterson Cos., Inc.*                                         63,860
   3,264    PerkinElmer, Inc.                                             69,719
 165,311    Pfizer, Inc.                                               4,405,537
   2,951    Quest Diagnostics, Inc.                                      146,783
  40,746    Schering-Plough Corp.                                        902,116
   3,317    St. Jude Medical, Inc.*                                      113,939
   3,632    Stryker Corp.                                                189,917
  51,647    Tenet Healthcare Corp.*                                      364,628
   3,775    Thermo Electron Corp.*                                       161,834
   3,260    Triad Hospitals, Inc.*                                       120,718
  12,284    UnitedHealth Group, Inc.                                     599,214
   1,783    Universal Health Services, Inc., Class B                      94,410
     893    Varian Medical Systems, Inc.*                                 48,990
   3,439    Watson Pharmaceuticals, Inc.*                                 92,543
  14,362    WellPoint, Inc.*                                           1,096,108
  24,625    Wyeth                                                      1,256,614
   3,217    Zimmer Holdings, Inc.*                                       231,656
                                                                     -----------
                                                                      33,465,738
                                                                     -----------
            INDUSTRIALS--10.1%
  14,703    3M Co.                                                     1,159,185
   1,293    Acuity Brands, Inc.                                           64,055

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks (Continued)
   2,233    Adesa, Inc.                                               $   56,138
   4,080    AGCO Corp.*                                                  109,140
   2,649    Alaska Air Group, Inc.*                                      106,357
   1,288    Alexander & Baldwin, Inc.                                     59,287
     896    Alliant Techsystems, Inc.*                                    69,180
  22,902    Allied Waste Industries, Inc.*                               278,259
     663    AMERCO, Inc.*                                                 60,810
   3,636    American Power Conversion Corp.                              109,916
   8,607    American Standard Cos., Inc.                                 381,204
  14,904    AMR Corp.*                                                   422,379
   6,096    ARAMARK Corp., Class B                                       203,789
   2,912    Avery Dennison Corp.                                         183,864
   4,271    Avis Budget Group, Inc.*                                      84,523
  17,706    Boeing Co.                                                 1,414,001
   1,899    Briggs & Stratton Corp.                                       48,406
   1,356    Brink's (The) Co.                                             71,176
   7,199    Burlington Northern Santa Fe Corp.                           558,138
   1,755    C.H. Robinson Worldwide, Inc.                                 73,254
     749    Carlisle Cos., Inc.                                           62,684
  11,458    Caterpillar, Inc.                                            695,615
   1,310    ChoicePoint, Inc.*                                            47,671
   2,977    Cintas Corp.                                                 123,248
   7,709    Continental Airlines, Inc., Class B*                         284,308
   1,652    Con-way, Inc.                                                 77,925
   2,199    Cooper Industries Ltd., Class A (Bermuda)                    196,701
   1,461    Crane Co.                                                     56,891
  14,609    CSX Corp.                                                    521,103
   1,715    Cummins, Inc.                                                217,771
   3,792    Danaher Corp.                                                272,152
   6,990    Deere & Co.                                                  595,059
   2,914    Deluxe Corp.                                                  66,060
   1,644    Dollar Thrifty Automotive Group*                              66,023
   4,330    Dover Corp.                                                  205,675
     653    Dun & Bradstreet (The) Corp.*                                 50,438
   4,053    Eaton Corp.                                                  293,559
   1,797    EMCOR Group, Inc.*                                           106,293
   9,659    Emerson Electric Co.                                         815,220
   1,683    Equifax, Inc.                                                 64,004
   1,480    Expeditors International Washington, Inc.                     70,167
   5,564    FedEx Corp.                                                  637,301
     942    Flowserve Corp.*                                              49,926
   2,253    Fluor Corp.                                                  176,703
   2,287    GATX Corp.                                                    99,645
   8,630    General Dynamics Corp.                                       613,593
 266,129    General Electric Co.                                       9,343,788
   3,673    Goodrich Corp.                                               161,943
   1,020    Harsco Corp.                                                  83,263
   1,005    HNI Corp.                                                     45,195
  21,779    Honeywell International, Inc.                                917,331
   1,812    Hubbell, Inc., Class B                                        89,730
   7,715    IKON Office Solutions, Inc.                                  115,031
  10,777    Illinois Tool Works, Inc.                                    516,542
   8,012    Ingersoll-Rand Co. Ltd., Class A (Bermuda)                $  294,121
   3,484    ITT Industries, Inc.                                         189,495
   1,383    Jacobs Engineering Group, Inc.*                              104,472
   2,654    JB Hunt Transport Services, Inc.                              57,433
   4,500    JetBlue Airways Corp.*                                        56,520
   2,644    Kelly Services, Inc.                                          76,094
   1,089    Kennametal, Inc.                                              67,202
   2,533    L-3 Communications Holdings, Inc.                            203,957
   3,070    Laidlaw International, Inc.                                   89,061
   2,267    Lennox International, Inc.                                    61,118
   9,726    Lockheed Martin Corp.                                        845,481
   3,635    Manpower, Inc.                                               246,344
  13,198    Masco Corp.                                                  364,925
   1,147    Monster Worldwide, Inc.*                                      46,465
   1,613    Mueller Industries, Inc.                                      59,149
     405    NACCO Industries, Inc., Class A                               60,993
   5,759    Navistar International Corp.*                                159,697
   8,858    Norfolk Southern Corp.                                       465,665
  12,204    Northrop Grumman Corp.                                       810,224
     937    Oshkosh Truck Corp.                                           42,362
   7,121    PACCAR, Inc.                                                 421,634
   3,109    Pall Corp.                                                    99,177
   2,865    Parker Hannifin Corp.                                        239,600
   2,303    Pentair, Inc.                                                 75,861
   6,168    PHH Corp.*                                                   170,237
   6,197    Pitney Bowes, Inc.                                           289,462
   1,716    Precision Castparts Corp.                                    116,791
   4,109    Quanta Services, Inc.*                                        75,195
   7,377    R.R. Donnelley & Sons Co.                                    249,785
  15,069    Raytheon Co.                                                 752,697
   2,694    Republic Services, Inc.                                      110,481
   1,688    Robert Half International, Inc.                               61,696
   2,633    Rockwell Automation, Inc.                                    163,246
   2,040    Rockwell Collins, Inc.                                       118,483
   3,329    Ryder System, Inc.                                           175,272
   2,658    Shaw Group (The), Inc.*                                       70,596
  15,991    Southwest Airlines Co.                                       240,345
   2,067    SPX Corp.                                                    118,894
   5,833    Steelcase, Inc., Class A                                      96,653
   3,427    Swift Transportation Co., Inc.*                               86,189
   2,044    Tecumseh Products Co., Class A*                               34,339
     607    Tecumseh Products Co., Class B*                               10,143
   1,149    Teleflex, Inc.                                                71,468
   2,013    Terex Corp.*                                                 104,193
   3,318    Textron, Inc.                                                301,706
   1,041    Thomas & Betts Corp.*                                         53,643
   3,628    Timken (The) Co.                                             109,021
   1,724    Trinity Industries, Inc.                                      62,167
  58,698    Tyco International Ltd. (Bermuda)                          1,727,481
   8,113    Union Pacific Corp.                                          735,281
  19,613    United Parcel Service, Inc., Class B                       1,477,839

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks (Continued)
   3,605    United Rentals, Inc.*                                    $    85,402
   1,724    United Stationers, Inc.*                                      82,321
  19,524    United Technologies Corp.                                  1,283,117
   1,896    URS Corp.*                                                    76,617
   1,845    USG Corp.*                                                    90,202
   2,112    W.W. Grainger, Inc.                                          153,711
   1,376    Washington Group International, Inc.*                         77,909
  14,020    Waste Management, Inc.                                       525,470
   2,567    Werner Enterprises, Inc.                                      47,104
   1,260    WESCO International, Inc.*                                    82,240
   2,277    YRC Worldwide, Inc.*                                          88,211
                                                                     -----------
                                                                      38,564,276
                                                                     -----------
            INFORMATION TECHNOLOGY--9.4%
  11,921    Accenture Ltd. (Bermuda)                                     392,320
   4,460    Activision, Inc.*                                             68,773
   2,424    Adobe Systems, Inc.*                                          92,718
   6,103    Advanced Micro Devices, Inc.*                                129,811
   2,697    Affiliated Computer Services, Inc., Class A*                 144,236
   3,508    Agere System, Inc.*                                           59,566
   5,854    Agilent Technologies, Inc.*                                  208,402
   1,221    Alliance Data Systems Corp.*                                  74,139
   3,238    Altera Corp.*                                                 59,709
   2,892    Amdocs Ltd. (Guernsey)*                                      112,094
   7,587    Amkor Technology, Inc.*                                       52,426
   1,200    Amphenol Corp., Class A                                       81,480
   4,129    Analog Devices, Inc.                                         131,385
   5,598    Andrew Corp.*                                                 51,837
   1,349    Anixter International, Inc.                                   80,616
   5,372    Apple Computer, Inc.*                                        435,562
  18,403    Applied Materials, Inc.                                      320,028
   7,081    Arrow Electronics, Inc.*                                     211,368
  13,416    Atmel Corp.*                                                  77,142
   9,961    Automatic Data Processing, Inc.                              492,472
  13,354    Avaya, Inc.*                                                 171,065
   6,861    Avnet, Inc.*                                                 162,468
   4,538    AVX Corp.                                                     71,519
   4,454    BEA Systems, Inc.*                                            72,467
   7,663    BearingPoint, Inc.*                                           63,833
   2,343    Benchmark Electronics, Inc.*                                  62,207
   3,436    BISYS Group (The), Inc.*                                      37,933
   3,310    BMC Software, Inc.*                                          100,326
   2,690    Broadcom Corp., Class A*                                      81,426
   6,707    CA, Inc.                                                     166,065
   5,326    Cadence Design System, Inc.*                                  95,122
   1,719    CDW Corp.                                                    112,887
   2,734    Ceridian Corp.*                                               64,440
   3,333    Check Point Software Technologies (Israel)*                   69,060
   1,220    CheckFree Corp.*                                              48,166
  67,067    Cisco Systems, Inc.*                                       1,618,327
   1,854    Citrix Systems, Inc.*                                         54,749
   8,466    Computer Sciences Corp.*                                     447,428
   9,800    Compuware Corp.*                                          $   78,792
   2,341    Comverse Technology, Inc.*                                    50,964
   5,983    Convergys Corp.*                                             126,899
   8,535    Corning, Inc.*                                               174,370
  10,998    Dell, Inc.*                                                  267,581
   1,953    Diebold, Inc.                                                 85,307
   1,455    DST Systems, Inc.*                                            89,904
  10,388    eBay, Inc.*                                                  333,766
   3,305    Electronic Arts, Inc.*                                       174,801
  23,252    Electronic Data Systems Corp.                                588,973
  36,845    EMC Corp.*                                                   451,351
   3,837    Fairchild Semiconductor International, Inc.*                  61,814
   9,546    First Data Corp.                                             231,491
   3,714    Fiserv, Inc.*                                                183,472
  28,208    Flextronics International Ltd. (Singapore)*                  327,213
   3,230    Freescale Semiconductor, Inc., Class A*                      127,165
   6,017    Freescale Semiconductor, Inc., Class B*                      236,649
  23,566    Gateway, Inc.*                                                39,591
   1,037    Google, Inc., Class A*                                       494,016
   1,725    Harris Corp.                                                  73,485
   3,443    Hewitt Associates, Inc., Class A*                             86,178
  66,387    Hewlett-Packard Co.                                        2,571,832
  22,078    Ingram Micro, Inc., Class A*                                 455,028
   3,029    Insight Enterprises, Inc.*                                    65,093
  97,795    Intel Corp.                                                2,086,945
  33,440    International Business Machines Corp.                      3,087,515
   1,789    International Rectifier Corp.*                                64,350
   2,320    Intersil Corp.                                                54,404
   3,920    Intuit, Inc.*                                                138,376
   1,933    Iron Mountain, Inc.*                                          83,834
   4,265    Jabil Circuit, Inc.                                          122,448
   2,296    JDS Uniphase Corp.*                                           33,361
  12,317    Juniper Networks, Inc.*                                      212,099
   2,213    Kla-Tencor Corp.                                             108,813
   1,450    Lam Research Corp.*                                           71,703
   2,899    Lexmark International, Inc., Class A*                        184,347
   3,218    Linear Technology Corp.                                      100,144
   8,731    LSI Logic Corp.*                                              87,747
  35,739    Lucent Technologies, Inc.*                                    86,846
   2,729    Marvell Technology Group Ltd. (Bermuda)*                      49,886
   3,564    Maxim Integrated Products, Inc.                              106,956
   2,746    McAfee, Inc.*                                                 79,442
     830    Mettler Toledo International, Inc.*                           56,980
   1,848    Microchip Technology, Inc.                                    60,855
  21,903    Micron Technology, Inc.*                                     316,498
 226,064    Microsoft Corp.                                            6,490,298
   1,778    Molex, Inc.                                                   62,052
   1,513    Molex, Inc., Class A                                          44,709
   1,898    MoneyGram International, Inc.                                 64,931
  46,236    Motorola, Inc.                                             1,066,202
   3,138    National Semiconductor Corp.                                  76,222
   4,388    NCR Corp.*                                                   182,190

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                            -----------
            Common Stocks (Continued)
   2,316    Network Appliance, Inc.*                                 $    84,534
   7,912    Novell, Inc.*                                                 47,472
   3,009    Novellus Systems, Inc.*                                       83,199
   2,919    NVIDIA Corp.*                                                101,786
  61,458    Oracle Corp.*                                              1,135,129
   3,900    Paychex, Inc.                                                153,972
   3,978    Perot Systems Corp., Class A*                                 58,676
  10,304    QUALCOMM, Inc.                                               374,963
   6,357    Sabre Holdings Corp., Class A                                161,595
   2,062    SanDisk Corp.*                                                99,182
  58,678    Sanmina-SCI Corp.*                                           231,778
  13,619    Seagate Technology (Cayman Islands)                          307,517
  72,356    Solectron Corp.*                                             241,669
  96,286    Sun Microsystems, Inc.*                                      522,833
  10,522    Symantec Corp.*                                              208,756
   4,520    Symbol Technologies, Inc.                                     67,484
   3,952    SYNNEX Corp.*                                                 88,722
   2,993    Synopsys, Inc.*                                               67,372
   7,379    Tech Data Corp.*                                             290,364
   8,735    Tellabs, Inc.*                                                92,067
   3,531    Teradyne, Inc.*                                               49,505
  17,917    Texas Instruments, Inc.                                      540,735
   2,821    Total System Services, Inc.                                   67,930
  16,917    Unisys Corp.*                                                110,637
  14,095    UTStarcom, Inc.*                                             151,803
   4,134    VeriSign, Inc.*                                               85,491
   9,315    Vishay Intertechnology, Inc.*                                125,659
   3,385    Western Digital Corp.*                                        61,878
   9,546    Western Union Co.*                                           210,489
  28,640    Xerox Corp.*                                                 486,880
   3,808    Xilinx, Inc.                                                  97,142
  10,819    Yahoo!, Inc.*                                                284,972
                                                                     -----------
                                                                      36,023,651
                                                                     -----------
            MATERIALS--3.6%
   5,409    Air Products & Chemicals, Inc.                               376,845
   1,384    Airgas, Inc.                                                  52,329
   4,530    AK Steel Holding Corp.*                                       67,633
   1,295    Albemarle Corp.                                               84,214
  30,913    Alcoa, Inc.                                                  893,695
   1,261    Allegheny Technologies, Inc.                                  99,279
   3,209    Ashland, Inc.                                                189,652
   2,425    Ball Corp.                                                   100,856
   3,429    Bemis Co., Inc.                                              115,283
   3,502    Bowater, Inc.                                                 73,227
   2,113    Cabot Corp.                                                   83,569
   8,440    Celanese Corp., Series A                                     173,948
   6,083    Chemtura Corp.                                                52,192
   3,396    Commercial Metals Co.                                         90,368
   6,923    Crown Holdings, Inc.*                                        134,583
     941    Cytec Industries, Inc.                                        52,122
  33,118    Dow Chemical (The) Co.                                     1,350,883
  32,286    E.I. du Pont de Nemours and Co.                          $ 1,478,698
   3,784    Eastman Chemical Co.                                         230,521
   3,701    Ecolab, Inc.                                                 167,840
     941    Florida Rock Industries, Inc.                                 40,369
   1,292    FMC Corp.                                                     88,567
   2,701    Freeport-McMoRan Copper & Gold, Inc., Class B                163,356
  20,746    Graphic Packaging Corp.*                                      80,909
     665    Greif, Inc., Class A                                          62,317
     202    Greif, Inc., Class B                                          17,253
   4,323    Hercules, Inc.*                                               78,679
   2,390    International Flavors & Fragrances, Inc.                     101,527
  24,629    International Paper Co.                                      821,377
   3,759    Louisiana-Pacific Corp.                                       74,353
   2,389    Lubrizol Corp.                                               107,505
  10,589    Lyondell Chemical Co.                                        271,820
     749    Martin Marietta Materials, Inc.                               65,912
   8,976    MeadWestvaco Corp.                                           247,020
   7,428    Monsanto Co.                                                 328,466
   3,179    Mosaic (The) Co.*                                             59,511
   5,375    Nalco Holding Co.*                                           108,736
   5,390    Newmont Mining Corp.                                         244,005
   3,898    NL Industries, Inc.                                           43,268
   6,014    Nucor Corp.                                                  351,278
   2,511    Olin Corp.                                                    43,440
   9,184    Owens-Illinois, Inc.*                                        152,454
   2,727    Packaging Corporation of America                              62,639
   4,488    Pactiv Corp.*                                                138,410
   3,805    Phelps Dodge Corp.                                           381,946
   5,690    PPG Industries, Inc.                                         389,196
   5,324    Praxair, Inc.                                                320,771
   1,319    Reliance Steel & Aluminum Co.                                 45,308
   5,886    Rohm & Haas Co.                                              305,013
   5,119    RPM International, Inc.                                       98,029
   1,225    Scotts Miracle-Gro (The) Co.                                  60,589
   2,357    Sealed Air Corp.                                             140,289
   1,127    Sigma-Aldrich Corp.                                           84,649
  16,927    Smurfit-Stone Container Corp.*                               180,442
   3,432    Sonoco Products Co.                                          121,767
   4,393    Southern Copper Corp.                                        225,712
   1,202    Steel Dynamics, Inc.                                          72,252
   3,736    Temple-Inland, Inc.                                          147,348
     849    Texas Industries, Inc.                                        52,723
     639    Tronox, Inc., Class B                                          8,358
   4,585    United States Steel Corp.                                    309,946
   2,965    Valhi, Inc.                                                   73,087
   2,996    Valspar (The) Corp.                                           80,263
   1,886    Vulcan Materials Co.                                         153,671
  10,435    Weyerhaeuser Co.                                             663,562
   4,166    Worthington Industries                                        71,988
                                                                     -----------
                                                                      13,607,817
                                                                     -----------
SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                              VALUE
---------                                                          -------------
            Common Stocks (Continued)
            TELECOMMUNICATION SERVICES--4.5%
  11,171    ALLTEL Corp.                                           $     595,526
   2,491    American Tower Corp., Class A*                                89,726
 155,272    AT&T, Inc.                                                 5,318,066
  57,165    BellSouth Corp.                                            2,578,142
   4,561    CenturyTel, Inc.                                             183,535
  12,547    Cincinnati Bell, Inc.*                                        58,845
  14,369    Citizens Communications Co.                                  210,650
   2,690    Crown Castle International Corp.*                             90,519
   2,074    Embarq Corp.                                                 100,278
     757    IDT Corp.*                                                     9,765
   3,413    IDT Corp., Class B*                                           44,335
  84,864    Qwest Communications International, Inc.*                    732,376
  41,747    Sprint Nextel Corp.                                          780,251
   2,279    Telephone & Data Systems, Inc.                               111,329
   2,320    Telephone & Data Systems, Inc., Special Shares               107,880
   2,654    US Cellular Corp.*                                           168,290
 141,689    Verizon Communications, Inc.                               5,242,493
  42,771    Windstream Corp.                                             586,818
                                                                   -------------
                                                                      17,008,824
                                                                   -------------
            UTILITIES--6.5%
  18,647    AES (The) Corp.*                                             410,048
   2,463    AGL Resources, Inc.                                           92,363
   4,283    Allegheny Energy, Inc.*                                      184,297
   1,953    Allete, Inc.                                                  88,080
   5,638    Alliant Energy Corp.                                         216,217
   8,984    Ameren Corp.                                                 486,034
  27,425    American Electric Power Co., Inc.                          1,136,217
  59,477    Aquila, Inc.*                                                272,999
   4,235    Atmos Energy Corp.                                           130,142
   4,088    Avista Corp.                                                 105,225
   1,582    Black Hills Corp.                                             54,595
  41,506    CenterPoint Energy, Inc.                                     642,513
   2,608    Cleco Corp.                                                   67,026
  17,848    CMS Energy Corp.*                                            265,757
  12,396    Consolidated Edison, Inc.                                    599,347
   6,289    Constellation Energy Group, Inc.                             392,434
  13,318    Dominion Resources, Inc.                                   1,078,624
   4,497    DPL, Inc.                                                    129,154
  10,352    DTE Energy Co.                                               470,291
  60,281    Duke Energy Corp.                                          1,907,290
   4,976    Duquesne Light Holdings, Inc.                                 98,674
 107,375    Dynegy, Inc., Class A*                                       652,840
  12,054    Edison International                                         535,680
   1,512    Energen Corp.                                                 64,744
   8,509    Energy East Corp.                                            206,854
   7,785    Entergy Corp.                                                668,187
   2,181    Equitable Resources, Inc.                                     88,374
  16,431    Exelon Corp.                                               1,018,393
  13,414    FirstEnergy Corp.                                            789,414
  15,656    FPL Group, Inc.                                        $     798,456
   4,480    Great Plains Energy, Inc.                                    145,779
   3,927    Hawaiian Electric Industries, Inc.                           110,035
   2,783    IDACORP, Inc.                                                109,734
   8,722    KeySpan Corp.                                                353,939
   5,564    MDU Resources Group, Inc.                                    142,884
   3,781    National Fuel Gas Co.                                        141,409
   1,356    New Jersey Resources Corp.                                    70,322
   2,477    Nicor, Inc.                                                  113,843
  18,657    NiSource, Inc.                                               434,148
  11,500    Northeast Utilities                                          287,615
   3,743    NRG Energy, Inc.*                                            180,225
   5,280    NSTAR                                                        183,691
   5,195    OGE Energy Corp.                                             200,423
   6,230    Oneok, Inc.                                                  259,355
   2,566    Peoples Energy Corp.                                         112,109
  10,708    Pepco Holdings, Inc.                                         272,197
  14,726    PG&E Corp.                                                   635,280
   3,123    Piedmont Natural Gas Co., Inc.                                84,321
   5,795    Pinnacle West Capital Corp.                                  277,059
   3,203    PNM Resources, Inc.                                           90,196
  10,100    PPL Corp.                                                    348,652
  13,756    Progress Energy, Inc.                                        632,776
   8,647    Public Service Enterprise Group, Inc.                        527,899
   7,236    Puget Energy, Inc.                                           172,796
   1,500    Questar Corp.                                                122,220
  41,610    Reliant Energy, Inc.*                                        527,615
   5,112    SCANA Corp.                                                  204,276
   8,200    Sempra Energy                                                434,928
   8,897    Sierra Pacific Resources*                                    134,879
  30,590    Southern (The) Co.                                         1,113,475
   2,212    Southern Union Co.                                            61,228
   2,119    Southwest Gas, Corp.                                          76,030
  10,557    TECO Energy, Inc.                                            174,085
  11,978    TXU Corp.                                                    756,171
   4,788    UGI Corp.                                                    126,882
   1,862    UIL Holdings Corp.                                            74,015
   1,772    Unisource Energy Corp.                                        63,048
   3,666    Vectren Corp.                                                106,534
   5,515    Westar Energy, Inc                                           139,640
   2,877    WGL Holdings, Inc.                                            93,359
   4,831    Wisconsin Energy Corp.                                       221,936
   2,301    WPS Resources Corp.                                          122,436
  31,269    Xcel Energy, Inc.                                            690,107
                                                                   -------------
                                                                      24,779,820
                                                                   -------------
            TOTAL COMMON STOCKS
            (Cost $356,122,516)                                      379,540,140
                                                                   -------------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                               VALUE
---------                                                           ------------
            Investment Company--0.0%
            FINANCIALS--0.0%
    2,964   Tri-Continental Corp.
            (Cost $59,789)                                          $     63,607
                                                                    ------------
            Money Market Fund--0.3%
  941,450   AIM Liquid Asset Portfolio Private Class
            (Cost $941,450)                                              941,450
                                                                    ------------
            TOTAL INVESTMENTS
            (Cost $357,123,755)--99.7%                               380,545,197
            Other assets less liabilities--0.3%                        1,180,264
                                                                    ------------
            NET ASSETS--100.0%                                      $381,725,461
                                                                    ============

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                       ------------   ----------
United States                                          $371,708,612      97.4%
Bermuda                                                   4,700,539       1.2
Cayman Islands                                            1,689,690       0.4
Netherlands                                                 723,528       0.2
Panama                                                      585,889       0.2
Singapore                                                   327,213       0.1
Liberia                                                     240,368       0.1
Switzerland                                                 274,535       0.1
Marshall Islands                                            113,669       0.0
Guernsey                                                    112,094       0.0
Israel                                                       69,060       0.0
                                                       ------------     -----
Total investments                                       380,545,197      99.7
Other assets less liabilities                             1,180,264       0.3
                                                       ------------     -----
Net Assets                                             $381,725,461     100.0%
                                                       ============     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES FTSE RAFI US 1500 SMALL-MID PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                                 VALUE
---------                                                                -------
           Common Stocks--98.8%
           CONSUMER DISCRETIONARY--17.7%
  1,770    1-800-FLOWERS.COM, Inc., Class A*                             $ 9,770
    480    4Kids Entertainment, Inc.*                                      8,722
  2,285    99 Cents Only Stores*                                          27,397
  1,150    Aaron Rents, Inc.                                              28,612
    605    AC Moore Arts & Crafts, Inc.*                                  13,268
    690    Advo, Inc.                                                     20,258
    505    Aeropostale, Inc.*                                             14,802
  1,110    AFC Enterprises                                                18,093
    650    Aftermarket Technology Corp.*                                  12,214
  1,915    Alderwoods Group, Inc.*                                        38,088
    975    Ameristar Casinos, Inc.                                        23,995
  1,090    Applebees International, Inc.                                  24,874
    315    Arbitron, Inc.                                                 13,230
    560    Arctic Cat, Inc.                                               10,030
    160    Avatar Holdings, Inc.*                                         10,402
    870    Aztar Corp.*                                                   46,605
  1,135    Bally Technologies, Inc.*                                      22,530
    410    Bandag, Inc.                                                   17,995
    420    Bandag, Inc., Class A                                          15,792
    775    Bebe Stores, Inc.                                              19,243
    515    Big 5 Sporting Goods Corp.                                     12,381
    165    BJ's Restaurants, Inc.*                                         3,552
    115    Blue Nile, Inc.*                                                4,394
    885    Bluegreen Corp.*                                               11,098
  1,655    Blyth, Inc.                                                    39,587
  1,270    Bob Evans Farms, Inc.                                          43,065
    330    Bright Horizons Family Solutions, Inc.*                        12,679
    765    Brookfield Homes Corp.                                         24,824
    955    Brown Shoe Co., Inc.                                           37,206
    370    Buckle (The), Inc.                                             14,645
    865    Building Material Holding Corp.                                22,542
  1,775    Cabela's, Inc., Class A*                                       41,889
    400    California Pizza Kitchen, Inc.*                                12,908
  1,815    Callaway Golf Co.                                              24,375
    565    Carmike Cinemas, Inc.                                          11,272
    515    Carter's, Inc.*                                                14,538
    665    Catalina Marketing Corp.                                       16,858
    950    Cato (The) Corp., Class A                                      21,746
    615    CEC Entertainment, Inc.*                                       21,199
    160    Central European Media Enterprises Ltd., Class A (Bermuda)*    11,811
    985    Champion Enterprises, Inc.*                                     9,121
    645    Charlotte Russe Holding, Inc.*                                 17,834
    695    Cheesecake Factory (The)*                                      19,634
    735    Chico's FAS, Inc.*                                             17,589
    440    Childrens Place Retail Stores (The), Inc.*                     30,884
    180    Choice Hotels International, Inc.                               7,546
    445    Christopher & Banks Corp.                                      12,011
    340    Churchill Downs, Inc.                                          14,423
  3,250    Citadel Broadcasting Corp.                                     33,280
  1,355    CKE Restaurants, Inc.                                          26,477
  1,190    Claire's Stores, Inc.                                         $33,737
  1,000    Coachmen Industries, Inc.                                      11,180
    595    Coldwater Creek, Inc.*                                         18,142
    340    Conn's, Inc.*                                                   8,167
  1,600    Corinthian Colleges, Inc.*                                     19,600
  1,005    Cost Plus, Inc.*                                               12,010
    205    Courier Corp.                                                   8,040
  2,930    Cox Radio, Inc., Class A*                                      49,340
    695    Crown Media Holdings, Inc., Class A*                            2,773
  2,040    CSK Auto Corp.*                                                31,824
    390    CSS Industries, Inc.                                           12,250
  1,250    Cumulus Media, Inc., Class A*                                  13,400
    365    DEB Shops, Inc.                                                10,330
    375    dELiA*s, Inc.*                                                  3,405
  1,210    DeVry, Inc.*                                                   29,464
    780    Dick's Sporting Goods, Inc.*                                   38,812
  1,065    Domino's Pizza, Inc.                                           28,947
  1,010    Dress Barn, Inc.*                                              21,937
    350    Drew Industries, Inc.*                                          9,503
    780    Educate, Inc.*                                                  5,967
  1,570    Emmis Communications Corp.*                                    19,374
  1,035    Entercom Communications Corp.                                  28,638
  3,600    Entravision Communications Corp., Class A*                     26,424
    235    Escala Group, Inc.*                                             1,189
    935    Ethan Allen Interiors, Inc.                                    33,305
  1,015    Finish Line (The), Class A                                     13,154
    210    Fisher Communications, Inc.*                                    8,828
  1,880    Fleetwood Enterprises, Inc.*                                   13,423
  1,550    Fossil, Inc.*                                                  33,852
  1,425    Fred's, Inc.                                                   18,639
    535    GameStop Corp., Class A*                                       27,317
    360    GameStop Corp., Class B*                                       17,910
    570    Gaylord Entertainment Co.*                                     26,528
  9,795    Gemstar-TV Guide International, Inc.*                          34,087
    450    Genesco, Inc.*                                                 16,907
  1,905    Gentex Corp.                                                   30,309
  1,775    Gray Television, Inc.                                          11,449
    500    GSI Commerce, Inc.*                                             9,015
    505    Guess?, Inc.*                                                  28,760
    595    Guitar Center, Inc.*                                           25,805
    600    Gymboree Corp.*                                                27,876
  2,055    Handleman Co.                                                  16,440
  1,090    Harte-Hanks, Inc.                                              27,523
  1,105    Haverty Furniture Cos., Inc.                                   17,459
  1,010    Helen of Troy Ltd. (Bermuda)*                                  24,856
    265    Hibbett Sporting Goods, Inc.*                                   7,749
  1,005    Hot Topic, Inc.*                                               10,161
    330    IHOP Corp.                                                     17,216
  1,165    Interactive Data Corp.*                                        26,609
    790    International Speedway Corp., Class A                          41,008
    975    Isle of Capri Casinos, Inc.*                                   24,473
    325    ITT Educational Services, Inc.*                                22,409

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                 VALUE
---------                                                                -------
            Common Stocks (Continued)
     440    Jackson Hewitt Tax Service, Inc.                             $15,224
     680    Jakks Pacific, Inc.*                                          14,749
     560    Jarden Corp.*                                                 20,149
   3,105    Jo-Ann Stores, Inc.*                                          56,510
     755    John Wiley & Sons, Inc., Class A                              26,652
     190    Jos. A. Bank Clothiers, Inc.*                                  5,641
   4,145    Journal Communications, Inc.                                  48,496
   1,395    Journal Register Co.                                          10,993
   2,470    K2, Inc.*                                                     33,740
     420    Kenneth Cole Productions, Inc., Class A                       10,681
     245    Keystone Automotive Industries, Inc.*                          9,423
   2,230    Kimball International, Inc., Class B                          55,415
   1,805    Krispy Kreme Doughnuts, Inc.*                                 19,404
     370    K-Swiss, Inc., Class A                                        13,068
     820    Landry's Restaurants, Inc.                                    24,026
     575    Laureate Education, Inc.*                                     30,314
   1,630    Leapfrog Enterprises, Inc.*                                   15,713
     370    Levitt Corp., Class A                                          4,762
   1,565    Libbey, Inc.                                                  17,998
     295    Life Time Fitness, Inc.*                                      15,201
   3,825    Lin TV Corp., Class A*                                        31,442
     990    Lithia Motors, Inc., Class A                                  25,245
     725    LKQ Corp.*                                                    16,777
     785    Lone Star Steakhouse & Saloon, Inc.                           21,431
     675    M/I Homes, Inc.                                               24,246
   1,275    Marcus Corp.                                                  31,862
     450    Marine Products Corp.                                          4,797
      70    Martha Stewart Living Omnimedia, Class A                       1,484
   1,035    Marvel Entertainment, Inc.*                                   26,237
     445    Matthews International Corp., Class A                         17,097
     795    Media General, Inc., Class A                                  29,495
   6,550    Mediacom Communications Corp., Class A*                       54,692
   1,050    Men's Wearhouse (The), Inc.                                   41,842
   1,310    Modine Manufacturing Co.                                      31,191
   1,275    Monaco Coach Corp.                                            15,224
     195    Morningstar, Inc.*                                             7,979
     900    MTR Gaming Group, Inc.*                                        9,567
     965    Multimedia Games, Inc.*                                        9,061
     240    National Presto Industries, Inc.                              14,695
   1,015    Nautilus, Inc.                                                14,342
     635    NetFlix, Inc.*                                                17,564
     955    New York & Co., Inc.*                                         12,415
     140    Nutri/System, Inc.*                                            8,635
   1,125    Oakley, Inc.                                                  20,903
   1,295    O'Charleys, Inc.*                                             25,758
     420    Orient-Express Hotels Ltd. (Bermuda)                          16,569
     265    Overstock.com, Inc.*                                           4,847
     430    Oxford Industries, Inc.                                       22,695
   1,300    Pacific Sunwear of California*                                22,906
     695    Palm Harbor Homes, Inc.*                                       9,751
     175    Panera Bread Co., Class A*                                    10,815
     705    Papa John's International, Inc.*                              25,874
     780    Penn National Gaming, Inc.*                                  $28,525
     300    PF Chang's China Bistro, Inc.*                                12,546
   1,570    Phillips-Van Heusen Corp.                                     71,842
     775    Pinnacle Entertainment, Inc.*                                 23,452
     610    Playboy Enterprises, Inc., Class B*                            6,472
     805    Polaris Industries, Inc.                                      34,470
     415    Pool Corp.                                                    17,007
     190    Pre-Paid Legal Services, Inc.                                  8,066
     720    Priceline.com, Inc.*                                          29,009
  14,240    PRIMEDIA, Inc.*                                               24,066
     970    ProQuest Co.*                                                 12,406
   2,680    Quiksilver, Inc.*                                             37,385
     330    Radio One, Inc., Class A*                                      2,274
   2,920    Radio One, Inc., Class D*                                     19,827
     710    Rare Hospitality International, Inc.*                         22,372
     400    RC2 Corp.*                                                    18,072
     240    Red Robin Gourmet Burgers, Inc.*                              11,578
   1,550    Regent Communications, Inc.*                                   5,720
   1,105    Regis Corp.                                                   41,492
     145    RH Donnelley Corp.                                             8,732
     935    Ruby Tuesday, Inc.                                            25,946
   2,175    Russ Berrie & Co., Inc.                                       32,973
   2,050    Ryan's Restaurant Group, Inc.*                                33,231
     675    Salem Communications Corp., Class A                            8,971
   1,490    Sauer-Danfoss, Inc.                                           39,514
     540    Scientific Games Corp., Class A*                              15,136
     465    Select Comfort Corp.*                                          9,942
   1,325    Sharper Image Corp.*                                          14,734
     135    Shuffle Master, Inc.*                                          3,777
   4,515    Sinclair Broadcast Group, Inc., Class A                       40,724
     280    Skyline Corp.                                                 11,057
   1,080    Sonic Corp.*                                                  24,570
     590    Sotheby's                                                     22,420
     670    Source Interlink Cos., Inc.*                                   6,057
   2,100    Spanish Broadcasting System, Class A*                          9,870
     700    Speedway Motorsports, Inc.                                    26,369
     970    Stage Stores, Inc.                                            31,438
     175    Stamps.com, Inc.*                                              2,809
     545    Station Casinos, Inc.                                         32,864
     930    Steak N Shake (The) Co.                                       17,289
   1,555    Stein Mart, Inc.                                              25,455
     200    Steiner Leisure Ltd. (Bahamas)*                                9,128
   5,660    Stewart Enterprises, Inc., Class A                            34,978
      85    Strayer Education, Inc.                                        9,615
   1,055    Stride Rite Corp.                                             15,561
   1,370    Superior Industries International                             23,153
     535    Tarragon Corp.                                                 6,088
   1,555    Technical Olympic USA, Inc.                                   17,261
   3,020    Tempur-Pedic International, Inc.*                             59,614
     685    Texas Roadhouse, Inc., Class A*                                9,898
     625    Thor Industries, Inc.                                         27,388
   1,140    Timberland Co., Class A*                                      32,889

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks (Continued)
    565     Tractor Supply Co.*                                       $   27,357
    170     Triarc Cos., Inc., Class A                                     3,109
    370     Triarc Cos., Inc., Class B                                     6,212
    915     Tuesday Morning Corp.                                         15,098
    645     Tween Brands, Inc.*                                           26,974
    800     UniFirst Corp.                                                28,840
    205     Universal Technical Institute, Inc.*                           4,096
    815     Urban Outfitters, Inc.*                                       14,263
    895     Vail Resorts, Inc.*                                           34,591
  1,055     Valassis Communications, Inc.*                                15,836
    875     ValueVision Media, Inc., Class A*                             11,296
    145     Vertrue, Inc.*                                                 6,521
    165     Volcom, Inc.*                                                  5,405
  1,195     Warnaco Group (The), Inc.*                                    25,382
    605     Weight Watchers International, Inc.                           26,378
  1,305     West Marine, Inc.*                                            22,081
  3,215     Westwood One, Inc.                                            25,431
    560     Winnebago Industries                                          18,642
    465     WMS Industries, Inc.*                                         16,428
  1,070     Wolverine World Wide, Inc.                                    30,345
    415     Wynn Resorts Ltd.*                                            30,519
  1,235     Xerium Technologies, Inc.                                     15,289
    665     Yankee Candle Co., Inc.                                       22,510
                                                                      ----------
                                                                       4,669,040
                                                                      ----------
            CONSUMER STAPLES--3.5%
    140     Alico, Inc.                                                    8,680
  6,070     Alliance One International, Inc.                              29,257
  1,320     Casey's General Stores, Inc.                                  32,036
    710     Central European Distribution Corp.*                          18,020
    705     Central Garden and Pet Co.*                                   35,229
    245     Chattem, Inc.*                                                10,393
  1,010     Church & Dwight Co., Inc.                                     40,975
    500     Delta & Pine Land Co.                                         20,255
    845     Elizabeth Arden, Inc.*                                        14,737
    485     Farmer Bros. Co.                                              10,942
  1,190     Flowers Foods, Inc.                                           32,332
  3,345     Gold Kist, Inc.*                                              66,264
    975     Hain Celestial Group, Inc.*                                   27,524
    165     Hansen Natural Corp.*                                          5,239
    765     Herbalife Ltd. (Cayman Islands)*                              27,999
    320     J&J Snack Foods Corp.                                         10,691
    985     Lancaster Colony Corp.                                        39,942
    900     Lance, Inc.                                                   17,568
  1,150     Nash Finch Co.                                                29,843
  1,540     Nu Skin Enterprises, Inc., Class A                            29,445
  2,190     Pathmark Stores, Inc.*                                        22,185
  1,790     Playtex Products, Inc.*                                       24,953
  2,315     Premium Standard Farms, Inc.                                  44,540
  1,305     Prestige Brands Holdings, Inc.*                               15,399
    715     Ralcorp Holdings, Inc.*                                       35,357
  2,070     Revlon, Inc., Class A*                                         2,753
  1,040     Sanderson Farms, Inc.                                     $   27,591
     25     Seaboard Corp.                                                35,300
  2,275     Smart & Final, Inc.*                                          40,973
    900     Tootsie Roll Industries, Inc.                                 28,602
  1,230     Topps (The) Co., Inc.                                         10,738
  1,000     TreeHouse Foods, Inc.*                                        25,360
    770     United Natural Foods, Inc.*                                   26,873
    130     USANA Health Sciences, Inc.*                                   5,840
  1,522     Vector Group Ltd.                                             26,087
    440     WD-40 Co.                                                     14,956
    870     Wild Oats Markets, Inc.*                                      15,643
                                                                      ----------
                                                                         910,521
                                                                      ----------
            ENERGY--6.8%
    960     Alon USA Energy, Inc.                                         26,947
  1,030     Alpha Natural Resources, Inc.*                                16,387
    240     Atlas America, Inc.*                                          11,522
     70     ATP Oil & Gas Corp.*                                           3,009
    320     Atwood Oceanics, Inc.*                                        14,784
    415     Berry Petroleum Co., Class A                                  12,388
    585     Bill Barrett Corp.*                                           16,690
    895     Brigham Exploration Co.*                                       6,972
    885     Bristow Group, Inc.*                                          29,382
     55     Bronco Drilling Co., Inc.*                                       937
    535     Cabot Oil & Gas Corp.                                         28,307
    230     CARBO Ceramics, Inc.                                           7,751
    170     Carrizo Oil & Gas, Inc.*                                       4,855
    140     Cheniere Energy, Inc.*                                         3,685
    820     Cimarex Energy Co.                                            29,536
     90     Clayton Williams Energy, Inc.*                                 3,543
    740     Comstock Resources, Inc.*                                     20,646
    275     Core Laboratories N.V. (Netherlands)*                         20,045
    390     Crosstex Energy, Inc.                                         37,432
    460     Delta Petroleum Corp.*                                        11,822
  1,210     Denbury Resources, Inc.*                                      34,775
  1,695     Dresser-Rand Group, Inc.*                                     36,765
    350     Dril-Quip, Inc.*                                              13,783
    170     Enbridge Energy Management LLC*                                8,330
    730     Encore Acquisition Co.*                                       18,279
    595     Energy Partners Ltd.*                                         14,536
     70     Evergreen Energy, Inc.*                                          900
    665     Foundation Coal Holdings, Inc.                                24,412
  1,320     Frontier Oil Corp.                                            38,808
    695     Gasco Energy, Inc.*                                            1,870
    870     General Maritime Corp. (Marshall Islands)                     31,790
  1,510     Global Industries Ltd.*                                       25,066
    115     Goodrich Petroleum Corp.*                                      3,934
    860     Grant Prideco, Inc.*                                          32,482
  2,195     Grey Wolf, Inc.*                                              15,365
    435     Gulfmark Offshore, Inc.*                                      15,021
  1,280     Harvest Natural Resources, Inc.*                              14,221
    820     Helix Energy Solutions Group, Inc.*                           26,486

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks (Continued)
    830     Holly Corp.                                               $   39,475
    455     Hornbeck Offshore Services, Inc.*                             16,421
    260     Hydril*                                                       15,613
    900     Input/Output, Inc.*                                           10,089
    748     Kinder Morgan Management LLC*                                 32,448
  1,235     Knightsbridge Tankers Ltd. (Bermuda)                          34,012
    385     Lone Star Technologies, Inc.*                                 18,588
    255     Lufkin Industries, Inc.                                       15,387
  3,780     Meridian Resource Corp.*                                      12,701
  1,545     Newpark Resources, Inc.*                                       9,085
    840     Nordic American Tanker Shipping (Bermuda)                     29,022
    425     NS Group, Inc.*                                               27,778
    915     Oceaneering International, Inc.*                              32,931
  1,030     Oil States International, Inc.*                               29,911
  1,115     OMI Corp. (Marshall Islands)                                  24,887
    125     Parallel Petroleum Corp.*                                      2,531
  2,175     Parker Drilling Co.*                                          17,813
  1,290     Patterson-UTI Energy, Inc.                                    29,928
    210     Penn Virginia Corp.                                           15,026
  1,910     PetroHawk Energy Corp.*                                       21,640
    195     Petroleum Development Corp.*                                   8,999
    665     PetroQuest Energy, Inc.*                                       7,568
    585     Pioneer Drilling Co.*                                          7,681
    910     Plains Exploration & Production Co.*                          38,484
    405     Quicksilver Resources, Inc.*                                  13,883
    850     Range Resources Corp.                                         23,078
    940     Rowan Cos., Inc.                                              31,377
    455     RPC, Inc.                                                      9,883
    380     SEACOR Holdings, Inc.*                                        34,002
  2,255     Ship Finance International Ltd. (Bermuda)                     47,513
    660     Southwestern Energy Co.*                                      23,483
    555     St. Mary Land & Exploration Co.                               20,696
    910     Superior Energy Services*                                     28,483
    670     Swift Energy Co.*                                             31,302
    630     TETRA Technologies, Inc.*                                     16,317
    870     Todco*                                                        29,693
    105     Toreador Resources Corp.*                                      2,279
    350     Tsakos Energy Navigation Ltd. (Bermuda)                       15,519
    235     Ultra Petroleum Corp. (Canada)*                               12,542
    495     Unit Corp.*                                                   22,963
    885     Universal Compression Holdings, Inc.*                         53,330
  1,315     Veritas DGC, Inc.*                                            94,692
    830     W&T Offshore, Inc.                                            28,029
    140     Warren Resources, Inc.*                                        1,651
    540     W-H Energy Services, Inc.*                                    25,288
    560     Whiting Petroleum Corp.*                                      24,982
  1,055     World Fuel Services Corp.                                     45,386
                                                                      ----------
                                                                       1,797,852
                                                                      ----------
            FINANCIALS--24.6%
    545     1st Source Corp.                                              17,200
  1,985     21st Century Insurance Group                                  31,323
    520     Acadia Realty Trust                                       $   13,286
    365     Accredited Home Lenders Holding Co.*                          11,169
  1,895     Advance America Cash Advance Centers, Inc.                    28,406
    150     Advanta Corp., Class A                                         5,385
    390     Advanta Corp., Class B                                        15,304
  1,425     Affordable Residential Communities*                           15,647
    340     Alabama National Bancorp.                                     23,069
      5     Alexander's, Inc.*                                             1,824
    375     Alexandria Real Estate Equities, Inc.                         37,388
  1,885     Alfa Corp.                                                    34,816
    625     Amcore Financial, Inc.                                        19,569
  2,670     American Financial Realty Trust                               31,159
  1,185     American Home Mortgage Investment Corp.                       40,491
    510     Anchor Bancorp Wisconsin, Inc.                                14,810
  3,205     Anthracite Capital, Inc.                                      45,895
  2,785     Anworth Mortgage Asset Corp.                                  25,288
    250     Apollo Investment Corp.                                        5,390
    725     Argonaut Group, Inc.*                                         24,657
    272     Arrow Financial Corp.                                          6,914
    995     Ashford Hospitality Trust, Inc.                               12,816
  1,810     Aspen Insurance Holdings Ltd. (Bermuda)                       44,923
    340     Asset Acceptance Capital Corp.*                                6,055
  1,245     Assured Guaranty Ltd. (Bermuda)                               31,337
    470     Baldwin & Lyons, Inc., Class B                                12,159
    310     BancFirst Corp.                                               15,423
  1,415     Bank Mutual Corp.                                             17,150
    412     Bank of Granite Corp.                                          7,725
    165     Bank of the Ozarks, Inc.                                       5,169
  1,355     BankAtlantic Bancorp, Inc., Class A                           17,751
    575     BankUnited Financial Corp., Class A                           15,508
    290     Banner Corp.                                                  12,603
    395     BioMed Realty Trust, Inc.                                     12,731
    595     Boston Private Financial Holdings, Inc.                       16,446
    560     Bristol West Holdings, Inc.                                    7,795
  1,435     Brookline Bancorp, Inc.                                       19,129
  1,040     Brown & Brown, Inc.                                           30,430
    355     Cadence Financial Corp.                                        7,278
    245     Calamos Asset Management, Inc., Class A                        7,159
    170     Camden National Corp.                                          7,548
    335     Capital City Bank Group, Inc.                                 11,236
     70     Capital Southwest Corp.                                        8,390
  1,120     CapitalSource, Inc.                                           31,069
    270     Capitol Bancorp Ltd.                                          12,668
  1,265     Capitol Federal Financial                                     47,943
    685     Cash America International, Inc.                              28,311
    760     Cathay General Bancorp                                        26,182
    580     Cedar Shopping Centers, Inc.                                   9,692
    575     Central Pacific Financial Corp.                               21,154
    185     Charter Financial Corp.                                        8,789
    755     Chemical Financial Corp.                                      22,582
  1,065     Chittenden Corp.                                              31,407
  1,475     Citizens Banking Corp.                                        38,306

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                 VALUE
---------                                                                -------
            Common Stocks (Continued)
    790     Citizens, Inc.*                                              $ 5,032
    340     City Holding Co.                                              13,328
    220     CityBank                                                      11,823
  1,115     Clark, Inc.                                                   13,949
    990     CNA Surety Corp.*                                             20,137
    285     CoBiz, Inc.                                                    6,441
    170     Cohen & Steers, Inc.                                           5,930
    875     Community Bank System, Inc.                                   21,744
    535     Community Banks, Inc.                                         14,375
    365     Community Trust Bancorp, Inc.                                 14,009
    465     CompuCredit Corp.*                                            16,163
    590     Corporate Office Properties Trust SBI                         28,196
    960     Corus Bankshares, Inc.                                        19,709
  1,280     Cousins Properties, Inc.                                      45,785
  1,430     Crawford & Co., Class A                                        8,837
  1,975     Crawford & Co., Class B                                       15,010
  1,185     CVB Financial Corp.                                           17,218
    660     Deerfield Triarc Capital Corp.                                 9,808
    760     Delphi Financial Group, Class A                               29,830
  1,590     DiamondRock Hospitality Co.                                   26,823
    775     Digital Realty Trust, Inc.                                    25,877
  1,040     Dime Community Bancshares, Inc.                               14,508
    675     Direct General Corp.                                           8,903
    685     East West Bancorp, Inc.                                       25,009
    550     EastGroup Properties, Inc.                                    29,277
  1,385     Eaton Vance Corp.                                             42,990
    160     Encore Capital Group, Inc.*                                    2,240
    645     Entertainment Properties Trust                                35,475
  1,535     Equity Inns, Inc.                                             25,757
  1,570     Equity One, Inc.                                              39,438
    400     Essex Property Trust, Inc.                                    53,311
    550     Extra Space Storage, Inc.                                     10,142
    250     Farmers Capital Bank Corp.                                     9,015
    935     FBL Financial Group, Inc., Class A                            33,052
    250     Federal Agricultural Mortgage Corp., Class C                   6,575
  1,915     FelCor Lodging Trust, Inc.                                    39,755
    320     Fidelity Bankshares, Inc.                                     12,698
  3,200     Fieldstone Investment Corp.                                   26,016
    395     Financial Federal Corp.                                       10,870
    395     Financial Institutions, Inc.                                   9,113
    420     First Acceptance Corp.*                                        4,511
    375     First Bancorp                                                  8,449
  3,220     First BanCorp.                                                31,878
    430     First Busey Corp.                                              9,860
    775     First Charter Corp.                                           19,290
    220     First Citizens BancShares, Inc., Class A                      41,316
  2,155     First Commonwealth Financial Corp.                            28,812
    495     First Community Bancorp, Inc.                                 26,468
    305     First Community Bancshares, Inc.                              11,123
  1,360     First Financial Bancorp                                       22,086
    415     First Financial Bankshares, Inc.                              16,629
    380     First Financial Corp.                                         13,076
    340     First Financial Holdings, Inc.                               $12,284
    345     First Indiana Corp.                                            8,804
    420     First Marblehead (The) Corp.                                  28,329
    575     First Merchants Corp.                                         14,266
  1,055     First Midwest Bancorp, Inc.                                   40,122
  2,560     First Niagara Financial Group, Inc.                           36,659
    435     First Republic Bank                                           16,939
    445     FirstFed Financial Corp.*                                     27,488
  2,620     Flagstar Bancorp, Inc.                                        39,379
    470     Flushing Financial Corp.                                       8,267
  1,900     FNB Corp.                                                     32,167
    835     Forest City Enterprises, Inc., Class A                        45,841
     85     Forest City Enterprises, Inc., Class B                         4,655
    697     Frontier Financial Corp.                                      20,220
    475     GAMCO Investors, Inc., Class A                                18,810
    905     Getty Realty Corp.                                            28,960
    180     GFI Group, Inc.*                                              10,381
    495     Glacier Bancorp, Inc.                                         17,285
  1,340     Glenborough Realty Trust, Inc.                                34,813
    455     Global Signal, Inc.                                           24,707
    260     GMH Communities Trust                                          3,632
    525     Gramercy Capital Corp.                                        14,648
  1,665     Great American Financial Resources, Inc.                      38,478
    250     Great Southern Bancorp, Inc.                                   7,843
  1,290     Greater Bay Bancorp                                           33,218
    115     Greenhill & Co., Inc.                                          7,813
    470     Hancock Holding Co.                                           24,111
    725     Hanmi Financial Corp.                                         15,493
    425     Harbor Florida Bancshares, Inc.                               19,299
    975     Harleysville Group, Inc.                                      35,178
    685     Harleysville National Corp.                                   14,632
    610     Highland Hospitality Corp.                                     8,430
    610     Hilb Rogal & Hobbs Co.                                        24,351
    610     HomeBanc Corp.                                                 3,203
  1,365     Horace Mann Educators Corp.                                   27,491
    175     IBERIABANK Corp.                                              10,297
    345     Independent Bank Corp. of Massachusetts                       11,554
    475     Independent Bank Corp. of Michigan                            11,353
    505     Infinity Property & Casualty Corp.                            21,725
  2,400     Inland Real Estate Corp.                                      44,855
  1,395     Innkeepers USA Trust                                          23,924
    605     Integra Bank Corp.                                            15,996
  1,215     International Bancshares Corp.                                37,276
    180     International Securities Exchange Holdings, Inc.               9,243
    510     Investment Technology Group, Inc.*                            23,817
    660     Investors Financial Services Corp.                            25,951
  1,405     Investors Real Estate Trust                                   14,134
  1,520     IPC Holdings Ltd. (Bermuda)                                   45,660
  1,095     Irwin Financial Corp.                                         24,276
    475     Jones Lang LaSalle, Inc.                                      43,699
    430     Kansas City Life Insurance Co.                                24,059

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                 VALUE
---------                                                                -------
            Common Stocks (Continued)
  1,140     Kearny Financial Corp.                                       $18,240
    520     Kilroy Realty Corp.                                           39,172
    445     KNBT Bancorp, Inc.                                             7,614
  2,785     Knight Capital Group, Inc., Class A*                          51,939
  1,660     LaBranche & Co., Inc.*                                        14,724
    505     Lakeland Bancorp, Inc.                                         6,747
    535     LaSalle Hotel Properties                                      22,604
     85     Lazard Ltd., Class A (Bermuda)                                 3,604
  1,515     Lexington Corporate Properties Trust                          32,270
  1,375     Longview Fibre Co.                                            28,958
    930     LTC Properties, Inc.                                          25,203
  2,535     Luminent Mortgage Capital, Inc.                               26,896
    775     MAF Bancorp, Inc.                                             33,395
    995     Maguire Properties, Inc.                                      42,546
    900     Max Re Capital Ltd. (Bermuda)                                 20,952
    575     MB Financial, Inc.                                            20,735
  1,690     MCG Capital Corp.                                             30,285
  4,895     MFA Mortgage Investments, Inc.                                38,768
    550     Mid-America Apartment Communities, Inc.                       35,008
    475     Midland (The) Co.                                             22,202
    445     Mid-State Bancshares                                          13,346
    345     Midwest Banc Holdings, Inc.                                    8,121
    605     Move, Inc.*                                                    2,892
  1,370     Municipal Mortgage & Equity LLC                               37,990
    330     Nara Bancorp, Inc.                                             6,270
  1,435     Nasdaq Stock Market (The), Inc.*                              51,272
    280     National Financial Partners Corp.                             11,032
    995     National Health Investors, Inc.                               31,979
  1,090     National Penn Bancshares, Inc.                                22,334
  1,790     National Retail Properties, Inc.                              40,221
    120     National Western Life Insurance Co., Class A*                 28,782
    335     Navigators Group, Inc.*                                       15,768
    905     NBT Bancorp, Inc.                                             22,489
    835     Nelnet, Inc., Class A*                                        24,582
  1,965     Netbank, Inc.                                                 10,434
  2,050     NewAlliance Bancshares, Inc.                                  31,734
  1,410     Newcastle Investment Corp.                                    41,835
    865     Northwest Bancorp, Inc.                                       23,139
  1,255     NovaStar Financial, Inc.                                      40,060
    335     OceanFirst Financial Corp.                                     7,856
    805     Ocwen Financial Corp.*                                        12,598
  1,905     Old National Bancorp                                          36,157
    220     Old Second Bancorp, Inc.                                       6,653
    345     Omega Financial Corp.                                         11,206
  1,170     Omega Healthcare Investors, Inc.                              19,750
    205     optionsXpress Holdings, Inc.                                   6,371
    970     Oriental Financial Group                                      11,601
    865     Pacific Capital Bancorp                                       26,607
    330     Park National Corp.                                           33,459
    450     Parkway Properties, Inc.                                      22,203
  1,055     Partners Trust Financial Group, Inc.                          11,890
    150     Peapack-Gladstone Financial Corp.                              3,713
    300     Pennfed Financial Services, Inc.                             $ 5,508
    955     Pennsylvania Real Estate Investment Trust                     41,161
    275     Peoples Bancorp, Inc.                                          8,080
    450     PFF Bancorp, Inc.                                             13,955
  1,020     Philadelphia Consolidated Holding Co.*                        39,902
    175     Pico Holdings, Inc.*                                           5,658
    550     Piper Jaffray Cos.*                                           38,033
  1,160     Platinum Underwriters Holdings Ltd. (Bermuda)                 34,638
  1,795     PMA Capital Corp., Class A*                                   17,017
    120     Portfolio Recovery Associates, Inc.*                           5,594
    720     Presidential Life Corp.                                       16,992
    580     Primus Guaranty Ltd. (Bermuda)*                                6,629
    190     PrivateBancorp, Inc.                                           7,803
    420     ProAssurance Corp.*                                           20,454
    540     Prosperity Bancshares, Inc.                                   18,733
    760     Provident Bankshares Corp.                                    27,466
  1,440     Provident Financial Services, Inc.                            26,410
    860     Provident New York Bancorp                                    12,160
    645     PS Business Parks, Inc.                                       42,473
  2,995     Quanta Capital Holdings Ltd. (Bermuda)*                        5,870
    920     RAIT Investment Trust                                         27,655
    560     Ramco-Gershenson Properties                                   18,374
    375     Renasant Corp.                                                11,996
  1,815     Republic Bancorp, Inc.                                        24,285
    425     Resource America, Inc., Class A                                9,779
  2,905     R-G Financial Corp., Class B                                  22,369
    455     RLI Corp.                                                     24,666
    580     S&T Bancorp, Inc.                                             19,633
    345     Safety Insurance Group, Inc.                                  17,253
    305     Sandy Spring Bancorp, Inc.                                    11,181
  1,165     Santander BanCorp                                             21,786
    425     Saul Centers, Inc.                                            20,655
  2,320     Saxon Capital, Inc.                                           32,828
    820     Scottish Re Group Ltd. (Cayman Islands)                        9,373
    290     Seacoast Banking Corp. of Florida                              7,700
    705     SEI Investments Co.                                           39,677
    610     Selective Insurance Group                                     33,703
    280     Signature Bank*                                                8,492
    360     Simmons First National Corp., Class A                         11,052
    460     Sovran Self Storage, Inc.                                     27,131
  3,315     Spirit Finance Corp.                                          39,482
    530     St. Joe (The) Co.                                             28,503
    705     State Auto Financial Corp.                                    22,652
    430     Sterling Bancorp                                               8,376
    750     Sterling Bancshares, Inc.                                     13,733
    580     Sterling Financial Corp. of Pennsylvania                      13,386
    690     Sterling Financial Corp. of Spokane                           22,949
    725     Stewart Information Services Corp.                            26,869
    755     Strategic Hotels & Resorts, Inc.                              16,059
    220     Suffolk Bancorp                                                7,685
    565     Sun Bancorp, Inc.*                                            11,735

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks (Continued)
    765     Sun Communities, Inc.                                     $   26,767
    580     Sunstone Hotel Investors, Inc.                                17,087
  1,620     Susquehanna Bancshares, Inc.                                  40,484
    490     SVB Financial Group*                                          22,550
    500     SWS Group, Inc.                                               13,895
    215     SY Bancorp, Inc.                                               6,332
    505     Tanger Factory Outlet Centers                                 18,837
    860     Taubman Centers, Inc.                                         40,334
     65     Tejon Ranch Co.*                                               3,153
    365     Texas Capital Bancshares, Inc.*                                7,315
    860     Texas Regional Bancshares, Inc., Class A                      33,411
    230     TierOne Corp.                                                  7,355
    220     Tompkins Trustco, Inc.                                        10,813
    625     Trammell Crow Co.*                                            30,469
    415     Triad Guaranty, Inc.*                                         21,377
  2,105     Trustco Bank Corp.                                            23,260
  1,350     Trustmark Corp.                                               42,741
  2,680     Trustreet Properties, Inc.                                    45,479
  1,145     UCBH Holdings, Inc.                                           19,625
    860     UMB Financial Corp.                                           30,840
    975     Umpqua Holdings Corp.                                         27,534
    990     United Bankshares, Inc.                                       37,808
    605     United Community Banks, Inc.                                  19,021
    880     United Community Financial Corp.                              11,308
    715     United Fire & Casualty Co.                                    25,297
    995     Universal American Financial Corp.*                           18,497
    345     Universal Health Realty Income Trust                          13,424
    710     Urstadt Biddle Properties, Inc., Class A                      13,582
    445     USB Holding Co, Inc.                                          10,115
  1,025     USI Holdings Corp.*                                           16,328
  1,610     U-Store-It Trust                                              35,356
  1,270     Ventas, Inc.                                                  49,504
  4,200     W Holding Co., Inc.                                           23,898
  1,360     Waddell & Reed Financial, Inc., Class A                       34,680
  1,070     Washington Real Estate Investment Trust                       45,100
    290     Washington Trust Bancorp, Inc.                                 7,853
    600     WesBanco, Inc.                                                19,650
    285     West Coast Bancorp                                             9,377
    520     Westamerica Bancorp.                                          25,922
    280     Western Alliance Bancorp*                                      9,514
    290     Wilshire Bancorp, Inc.                                         5,736
    350     Wintrust Financial Corp.                                      16,891
    355     World Acceptance Corp.*                                       17,746
  1,550     W.P. Carey & Co. LLC                                          44,779
  1,615     W.P. Stewart & Co. Ltd. (Bermuda)                             22,287
    135     WSFS Financial Corp.                                           8,699
    605     Zenith National Insurance Corp.                               28,145
                                                                      ----------
                                                                       6,489,469
                                                                      ----------
            HEALTH CARE--8.2%
    690     Advanced Medical Optics, Inc.*                                28,187
    590     Affymetrix, Inc.*                                             15,045
  1,110     Albany Molecular Research, Inc.*                          $   13,220
    255     Align Technology, Inc.*                                        3,534
  2,820     Alliance Imaging, Inc.*                                       23,857
    175     Allscripts Healthcare Solutions, Inc.*                         4,128
  1,420     Alpharma, Inc., Class A                                       31,339
    180     Amedisys, Inc.*                                                7,303
    470     American Medical Systems Holdings, Inc.*                       8,371
  1,590     AMERIGROUP Corp.*                                             47,635
    620     AMICAS, Inc.*                                                  1,953
    770     AMN Healthcare Services, Inc.*                                19,473
    720     Amsurg Corp.*                                                 15,134
    260     Analogic Corp.                                                14,511
  1,595     Andrx Corp.*                                                  39,220
  1,415     Applera Corp. - Celera Genomics Group*                        21,961
    715     Arrow International, Inc.                                     25,561
    130     ArthroCare Corp.*                                              5,253
    110     Aspect Medical Systems, Inc.*                                  1,966
    595     Bio-Rad Laboratories, Inc., Class A*                          43,684
    170     Biosite, Inc.*                                                 7,808
  1,800     Bruker BioSciences Corp.*                                     14,328
    875     Cambrex Corp.                                                 20,475
    515     Celgene Corp.*                                                27,522
    750     Centene Corp.*                                                17,693
    320     Cephalon, Inc.*                                               22,458
    865     Cerner Corp.*                                                 41,787
    260     Chemed Corp.                                                   9,227
      5     Coley Pharmaceutical Group, Inc.*                                 58
     75     Computer Programs & Systems, Inc.                              2,565
  1,160     CONMED Corp.*                                                 25,740
    255     Connetics Corp.*                                               4,345
    660     Cooper (The) Cos., Inc.                                       38,036
    340     Corvel Corp.*                                                 14,705
    705     Covance, Inc.*                                                41,242
  1,010     Cross Country Healthcare, Inc.*                               19,554
     90     Cyberonics, Inc.*                                              1,623
    970     Cytyc Corp.*                                                  25,627
    370     Datascope Corp.                                               13,272
    320     Dendreon Corp.*                                                1,613
    820     Dendrite International, Inc.*                                  8,569
     75     Digene Corp.*                                                  3,482
    195     Dionex Corp.*                                                 10,608
    265     Diversa Corp.*                                                 2,467
    260     DJO, Inc.*                                                    10,460
    195     Eclipsys Corp.*                                                4,132
    885     Edwards Lifesciences Corp.*                                   37,993
  2,470     Emdeon Corp.*                                                 28,776
    785     Endo Pharmaceuticals Holdings, Inc.*                          22,404
    275     Enzo Biochem, Inc.*                                            3,933
  1,265     Enzon Pharmaceuticals, Inc.*                                  10,828
    270     eResearch Technology, Inc.*                                    2,219
     25     ev3, Inc.*                                                       429
     85     FoxHollow Technologies, Inc.*                                  2,976

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks (Continued)
    960     Genesis HealthCare Corp.*                                 $   46,492
    270     Gen-Probe, Inc.*                                              12,925
  2,135     Gentiva Health Services, Inc.*                                39,603
    105     Geron Corp.*                                                     842
    475     Greatbatch, Inc.*                                             10,683
    340     Haemonetics Corp.*                                            15,504
    220     HealthExtras, Inc.*                                            5,067
    245     Healthways, Inc.*                                             10,376
    210     Hologic, Inc.*                                                10,112
    230     ICU Medical, Inc.*                                             9,718
     35     Idenix Pharmaceuticals, Inc.*                                    298
    260     Idexx Laboratories, Inc.*                                     21,635
     45     Illumina, Inc.*                                                1,978
    220     ImClone Systems, Inc.*                                         6,884
    220     Immucor, Inc.*                                                 6,057
    170     Inspire Pharmaceuticals, Inc.*                                   908
    185     Integra LifeSciences Holdings Corp.*                           6,832
    400     Intermagnetics General Corp.*                                 10,940
    150     Intuitive Surgical, Inc.*                                     14,877
    965     Invacare Corp.                                                21,066
    330     inVentiv Health, Inc.*                                         9,438
    500     Inverness Medical Innovations, Inc.*                          18,845
    720     Kinetic Concepts, Inc.*                                       25,027
    295     Kos Pharmaceuticals, Inc.*                                    14,676
    460     KV Pharmaceutical Co., Class A*                               10,267
     80     KV Pharmaceutical Co., Class B*                                1,802
    265     Kyphon, Inc.*                                                 10,468
    195     Landauer, Inc.                                                10,680
    190     LCA-Vision, Inc.                                               6,675
    115     Lifecell Corp.*                                                2,694
     55     Luminex Corp.*                                                   887
    460     Martek Biosciences Corp.*                                     10,911
    190     Matria Healthcare, Inc.*                                       5,358
    190     Maxygen, Inc.*                                                 1,619
     80     Medicines Co.*                                                 2,077
    615     Medicis Pharmaceutical Corp., Class A                         21,550
    340     Mentor Corp.                                                  15,912
    230     Meridian Bioscience, Inc.                                      5,302
    375     Merit Medical Systems, Inc.*                                   5,929
     80     MGI Pharma, Inc.*                                              1,522
    465     Millipore Corp.*                                              30,006
    655     Molina Healthcare, Inc.*                                      25,696
    105     Momenta Pharmaceuticals, Inc.*                                 1,565
    100     Myriad Genetics, Inc.*                                         2,689
  2,165     Nabi Biopharmaceuticals*                                      14,246
    230     National Healthcare Corp.                                     12,754
    255     Nektar Therapeutics*                                           3,680
    105     Neurocrine Biosciences, Inc.*                                  1,213
    185     NitroMed, Inc.*                                                  450
    225     Noven Pharmaceuticals, Inc.*                                   4,997
    500     Odyssey HealthCare, Inc.*                                      6,625
     35     Onyx Pharmaceuticals, Inc.*                                      657
    650     Option Care, Inc.                                         $    8,236
    270     Orthofix International NV (Netherlands Antilles)*             12,026
    780     Par Pharmaceutical Cos., Inc.*                                15,202
    525     Parexel International Corp.*                                  15,540
    235     PDL BioPharma, Inc.*                                           4,966
    665     Pediatrix Medical Group, Inc.*                                29,878
  1,565     Perrigo Co.                                                   27,998
    325     Per-Se Technologies, Inc.*                                     7,956
  1,035     Pharmaceutical Product Development, Inc.                      32,758
    295     PharmaNet Development Group, Inc.*                             5,517
    335     Pharmion Corp.*                                                8,191
    395     PolyMedica Corp.                                              16,412
    320     PRA International*                                             9,440
  1,505     PSS World Medical, Inc.*                                      30,281
    685     Psychiatric Solutions, Inc.*                                  22,742
    190     Radiation Therapy Services, Inc.*                              5,654
    670     RehabCare Group, Inc.*                                         8,616
    560     ResMed, Inc.*                                                 24,634
    870     Respironics, Inc.*                                            30,728
     40     Rigel Pharmaceuticals, Inc.*                                     443
     85     Salix Pharmaceuticals Ltd.*                                    1,133
    450     Sciele Pharma, Inc.*                                           9,815
    700     Sierra Health Services, Inc.*                                 23,968
    135     SonoSite, Inc.*                                                3,848
  1,585     STERIS Corp.                                                  38,625
    805     Sunrise Senior Living, Inc.*                                  25,124
    135     SurModics, Inc.*                                               4,712
    425     Symbion, Inc.*                                                 7,055
    505     Symmetry Medical, Inc.*                                        7,878
    185     Syneron Medical Ltd. (Israel)*                                 4,760
    155     Tanox, Inc.*                                                   2,082
    960     Taro Pharmaceuticals Industries (Israel)*                     10,022
    230     Techne Corp.*                                                 12,852
    565     Thoratec Corp.*                                                8,899
    325     Trizetto Group, Inc.*                                          5,554
    545     United Surgical Partners International, Inc.*                 13,527
     35     United Therapeutics Corp.*                                     2,095
  1,865     Valeant Pharmaceuticals International                         34,838
    745     Varian, Inc.*                                                 34,933
    655     VCA Antech, Inc.*                                             21,202
    150     Ventana Medical Systems, Inc.*                                 6,059
     10     Vertex Pharmaceuticals, Inc.*                                    406
    630     Viasys Healthcare, Inc.*                                      18,050
    450     ViroPharma, Inc.*                                              5,999
    180     Vital Signs, Inc.                                             10,145
    800     Waters Corp.*                                                 39,839
    565     WellCare Health Plans, Inc.*                                  33,194
    555     West Pharmaceutical Services, Inc.                            23,332
    525     Wright Medical Group, Inc.*                                   12,973
    115     Young Innovations, Inc.                                        4,150
    285     Zoll Medical Corp.*                                           11,030
     85     ZymoGenetics, Inc.*                                            1,364
                                                                      ----------
                                                                       2,165,984
                                                                      ----------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                 VALUE
---------                                                                -------
            Common Stocks (Continued)
            INDUSTRIALS--15.4%
    235     AAON, Inc.                                                   $ 5,501
    650     AAR Corp.*                                                    16,926
  1,955     ABM Industries, Inc.                                          38,826
  1,980     ABX Air, Inc.*                                                11,385
  1,390     ACCO Brands Corp.*                                            33,777
  1,675     Accuride Corp.*                                               20,603
    335     Actuant Corp., Class A                                        17,199
    330     Administaff, Inc.                                             11,369
    115     Advisory Board (The) Co.*                                      6,350
  1,320     AirTran Holdings, Inc.*                                       13,160
    680     Albany International Corp., Class A                           22,855
    330     American Reprographics Co.*                                   11,715
     30     American Science & Engineering, Inc.*                          1,579
    385     American Woodmark Corp.                                       14,241
    905     Ametek, Inc.                                                  42,244
    735     AO Smith Corp.                                                25,843
    870     Apogee Enterprises, Inc.                                      13,998
    995     Applied Industrial Technologies, Inc.                         28,596
    210     Argon ST, Inc.*                                                4,960
    770     Arkansas Best Corp.                                           31,555
    390     Armor Holdings, Inc.*                                         20,069
    325     Astec Industries, Inc.*                                       10,364
    140     ASV, Inc.*                                                     2,045
    630     Baldor Electric Co.                                           20,210
    740     Banta Corp.                                                   32,767
  1,395     Barnes Group, Inc.                                            27,970
  1,275     BE Aerospace, Inc.*                                           32,232
    575     Beacon Roofing Supply, Inc.*                                  11,385
  1,045     Belden CDT, Inc.                                              37,829
    700     Blount International, Inc.*                                    7,665
  1,435     Bowne & Co., Inc.                                             22,429
    735     Brady Corp., Class A                                          27,195
    170     Bucyrus International, Inc., Class A                           7,123
  1,245     Builders FirstSource, Inc.*                                   19,696
  1,415     C&D Technologies, Inc.                                         7,018
    210     Cascade Corp.                                                 10,752
  2,010     CBIZ, Inc.*                                                   14,150
    975     CDI Corp.                                                     23,049
  1,210     Central Parking Corp.                                         20,752
    490     Cenveo, Inc.*                                                  9,722
    100     Ceradyne, Inc.*                                                4,125
  2,675     China Yuchai International Ltd. (Bermuda)                     16,585
    395     CIRCOR International, Inc.                                    13,023
    755     Clarcor, Inc.                                                 24,598
    205     Clean Harbors, Inc.*                                           8,772
    585     Coinstar, Inc.*                                               17,772
    395     Consolidated Graphics, Inc.*                                  24,557
  1,155     Copart, Inc.*                                                 33,414
    135     Corporate Executive Board Co.                                 12,126
  1,170     Corrections Corp. of America*                                 53,456
    100     CoStar Group, Inc.*                                            4,735
    550     Covanta Holding Corp.*                                       $11,182
    675     Cubic Corp.                                                   14,114
    715     Curtiss-Wright Corp.                                          24,196
    415     Diamond Management & Technology Consultants, Inc.*             4,499
  1,300     Diana Shipping, Inc. (Marshall Islands)                       19,435
  1,075     Donaldson Co., Inc.                                           40,366
    605     DRS Technologies, Inc.                                        26,753
    255     DryShips, Inc. (Marshall Islands)                              3,532
    450     Eagle Bulk Shipping, Inc. (Marshall Islands)                   7,731
    360     EDO Corp.                                                      8,608
    835     EGL, Inc.*                                                    28,382
  1,165     Electro Rent Corp.*                                           19,257
    405     ElkCorp                                                       10,174
    100     Energy Conversion Devices, Inc.*                               3,679
  1,840     EnerSys*                                                      32,439
    700     Ennis, Inc.                                                   16,079
    740     EnPro Industries, Inc.*                                       23,680
    325     ESCO Technologies, Inc.*                                      14,112
    175     Essex Corp.*                                                   3,444
    680     Esterline Technologies Corp.*                                 25,636
    125     Evergreen Solar, Inc.*                                         1,088
  2,905     ExpressJet Holdings, Inc.*                                    23,066
    860     Fastenal Co.                                                  34,606
  1,975     Federal Signal Corp.                                          30,139
    455     Florida East Coast Industries, Inc.                           27,186
    285     Forward Air Corp.                                              9,254
    175     Foster Wheeler Ltd. (Bermuda)*                                 7,866
    310     Franklin Electric Co., Inc.                                   16,721
    205     FreightCar America, Inc.                                      10,900
    615     FTI Consulting, Inc.*                                         17,472
    555     G&K Services, Inc., Class A                                   21,151
    890     Gardner Denver, Inc.*                                         30,251
  1,070     GenCorp, Inc.*                                                14,017
  1,010     General Cable Corp.*                                          37,976
    335     Genesee & Wyoming, Inc., Class A*                              9,410
    520     Genlyte Group, Inc.*                                          40,175
  1,095     Geo Group (The), Inc.*                                        41,609
    650     Global Cash Access Holdings, Inc.*                            10,368
    310     Gorman-Rupp (The) Co.                                         11,706
    780     Graco, Inc.                                                   31,793
  3,730     GrafTech International Ltd.*                                  22,567
    790     Granite Construction, Inc.                                    41,159
    300     Greenbrier Cos., Inc.                                         11,250
  1,315     Griffon Corp.*                                                32,336
    550     Healthcare Services Group                                     14,949
    975     Heartland Express, Inc.                                       15,922
    105     Heico Corp.                                                    3,809
    195     Heico Corp., Class A                                           5,848
    350     Heidrick & Struggles International, Inc.*                     14,305
    385     Herley Industries, Inc.*                                       5,683
    930     Herman Miller, Inc.                                           31,880

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks (Continued)
  2,020     Hexcel Corp.*                                             $   32,704
  1,120     HUB Group, Inc., Class A*                                     30,419
  1,060     Hudson Highland Group, Inc.*                                  12,391
    130     Huron Consulting Group, Inc.*                                  5,195
    785     IDEX Corp.                                                    36,817
    420     II-VI, Inc.*                                                  10,282
  2,215     InfraSource Services, Inc.*                                   43,347
    600     Insituform Technologies, Inc., Class A*                       14,022
    705     Interline Brands, Inc.*                                       16,878
    655     Interpool, Inc.                                               15,668
     10     Ionatron, Inc.*                                                   44
  2,300     Jacuzzi Brands, Inc.*                                         28,497
    815     JLG Industries, Inc.                                          22,535
    610     John H. Harland Co.                                           24,943
    645     Joy Global, Inc.                                              25,226
    675     K&F Industries Holdings, Inc.*                                13,122
    805     Kaman Corp.                                                   16,414
  1,285     Kansas City Southern*                                         36,481
    480     Kaydon Corp.                                                  20,064
    995     Kirby Corp.*                                                  34,855
    750     Knight Transportation, Inc.                                   13,665
  2,550     Knoll, Inc.                                                   50,489
    740     Korn/Ferry International*                                     16,361
    980     Labor Ready, Inc.*                                            17,160
    695     Landstar System, Inc.                                         32,276
    310     Lawson Products                                               15,007
    370     Learning Tree International, Inc.*                             3,215
    495     LECG Corp.*                                                    9,747
    785     Lincoln Electric Holdings, Inc.                               48,269
    210     Lindsay Manufacturing Co.                                      6,907
    475     Macquarie Infrastructure Co. Trust                            14,169
    900     Manitowoc (The) Co., Inc.                                     49,391
    475     McDermott International, Inc. (Panama)*                       21,233
    420     McGrath RentCorp                                              11,340
     50     Medis Technologies Ltd.*                                       1,346
     50     Middleby Corp.*                                                4,506
    625     Mine Safety Appliances Co.                                    23,638
    410     Mobile Mini, Inc.*                                            13,190
    935     Moog, Inc., Class A*                                          34,876
    775     MSC Industrial Direct Co., Class A                            31,713
    195     MTC Technologies, Inc.*                                        4,415
    680     Navigant Consulting, Inc.*                                    12,111
    490     NCI Building Systems, Inc.*                                   29,327
  1,390     NCO Group, Inc.*                                              37,474
    510     Nordson Corp.                                                 23,486
    860     Old Dominion Freight Line, Inc.*                              23,788
  1,085     Orbital Sciences Corp.*                                       19,704
    990     Pacer International, Inc.                                     30,383
    705     Perini Corp.*                                                 17,428
    355     Pike Electric Corp.*                                           6,550
    345     Powell Industries, Inc.*                                       8,270
  1,540     Power-One, Inc.*                                              10,534
  1,570     RailAmerica, Inc.*                                        $   18,385
    265     Raven Industries, Inc.                                         8,504
    575     Regal-Beloit Corp.                                            28,434
  1,125     Republic Airways Holdings, Inc.*                              20,104
    470     Resources Connection, Inc.*                                   13,602
    695     Robbins & Myers, Inc.                                         26,751
    790     Rollins, Inc.                                                 17,096
    785     Roper Industries, Inc.                                        37,562
    470     Schawk, Inc.                                                   8,860
     25     Seaspan Corp. (Marshall Islands)                                 547
    355     Sequa Corp., Class A*                                         37,669
     80     Sequa Corp., Class B*                                          8,497
    570     Simpson Manufacturing Co., Inc.                               16,182
  5,195     SIRVA, Inc.*                                                  17,351
  1,195     SkyWest, Inc.                                                 31,859
  3,690     Spherion Corp.*                                               26,753
  1,840     Standard Register (The) Co.                                   24,895
    500     Standex International Corp.                                   14,560
    430     Stericycle, Inc.*                                             30,405
    295     Taser International, Inc.*                                     2,746
    685     Teledyne Technologies, Inc.*                                  28,578
  2,130     TeleTech Holdings, Inc.*                                      41,343
    540     Tennant Co.                                                   14,931
  1,260     Tetra Tech, Inc.*                                             22,907
    645     Toro Co.                                                      27,838
  1,470     Tredegar Corp.                                                25,637
    320     Trex Co., Inc.*                                                8,454
    625     Triumph Group, Inc.                                           30,094
  1,955     UAP Holding Corp.                                             48,933
    130     United Industrial Corp.                                        5,851
    505     Universal Forest Products, Inc.                               22,917
    840     US Airways Group, Inc.*                                       41,881
    685     UTi Worldwide, Inc. (Virgin Islands)                          17,707
    565     Valmont Industries, Inc.                                      31,527
  1,280     Viad Corp.                                                    47,295
    315     Vicor Corp.                                                    3,749
  1,185     Volt Information Sciences, Inc.*                              46,807
    690     Wabash National Corp.                                          9,681
    575     Wabtec Corp.                                                  18,049
    665     Walter Industries, Inc.                                       30,916
    825     Waste Connections, Inc.*                                      33,569
    345     Watsco, Inc.                                                  17,181
    515     Watson Wyatt Worldwide, Inc., Class A                         23,252
    655     Watts Water Technologies, Inc., Class A                       24,379
    460     Williams Scotsman International, Inc.*                        10,824
    725     Woodward Governor Co.                                         25,890
                                                                      ----------
                                                                       4,046,851
                                                                      ----------
            INFORMATION TECHNOLOGY--14.1%
  7,660     3Com Corp.*                                                   37,227
    640     Actel Corp.*                                                  10,490
  1,425     Acxiom Corp.                                                  35,269

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                 VALUE
---------                                                                -------
            Common Stocks (Continued)
  3,415     Adaptec, Inc.*                                               $15,470
  1,335     ADC Telecommunications, Inc.*                                 19,104
    975     ADTRAN, Inc.                                                  22,562
    300     Advanced Analogic Technologies, Inc.*                          1,866
    550     Advanced Energy Industries, Inc.*                              8,646
    305     Advent Software, Inc.*                                        11,291
  1,405     Aeroflex, Inc.*                                               15,174
    895     Agile Software Corp.*                                          6,032
  1,805     Agilysys, Inc.                                                26,768
    375     Altiris, Inc.*                                                 8,441
  2,220     AMIS Holdings, Inc.*                                          21,290
    185     Ansys, Inc.*                                                   8,510
  5,405     Applied Micro Circuits Corp.*                                 16,485
    240     aQuantive, Inc.*                                               6,523
  1,000     Ariba, Inc.*                                                   7,550
  1,485     Arris Group, Inc.*                                            19,899
    520     Asyst Technologies, Inc.*                                      3,864
    235     Atheros Communications, Inc.*                                  5,107
    385     ATMI, Inc.*                                                   12,201
    220     AudioCodes Ltd. (Israel)*                                      2,438
    890     Autodesk, Inc.*                                               32,708
    630     Avid Technology, Inc.*                                        22,756
    775     Avocent Corp.*                                                28,450
  2,225     Axcelis Technologies, Inc.*                                   15,353
    435     Black Box Corp.                                               19,397
    255     Blackbaud, Inc.                                                6,375
     60     Blackboard, Inc.*                                              1,663
     30     Blue Coat Systems, Inc.*                                         669
  2,445     Borland Software Corp.*                                       13,496
  1,040     Brightpoint, Inc.*                                            12,584
  4,730     Brocade Communications Systems, Inc.*                         38,359
    805     Brooks Automation, Inc.*                                      11,431
    480     Cabot Microelectronics Corp.*                                 13,704
    520     CACI International, Inc., Class A*                            29,921
  1,800     CDC Corp., Class A (Cayman Islands)*                          11,574
    890     Checkpoint Systems, Inc.                                      16,207
  2,185     ChipMOS TECHNOLOGIES (Bermuda) Ltd. (Bermuda)*                12,760
  3,100     Ciber, Inc.*                                                  21,235
    482     Ciena Corp.*                                                  11,332
  1,105     Cirrus Logic, Inc.*                                            7,801
  8,300     CMGI, Inc.*                                                   11,620
    755     CNET Networks, Inc.*                                           6,750
    295     Cogent, Inc.*                                                  3,393
    480     Cognex Corp.                                                  11,054
    525     Cognizant Technology Solutions Corp., Class A*                39,521
    830     Coherent, Inc.*                                               26,751
    400     Cohu, Inc.                                                     7,912
  1,105     CommScope, Inc.*                                              35,261
    275     Comtech Telecommunications Corp.*                              9,804
  3,770     Conexant Systems, Inc.*                                        7,276
     65     Convera Corp., Class A*                                      $   326
    575     Covansys Corp.*                                               13,455
  2,465     Credence Systems Corp.*                                        7,937
    935     Cree, Inc.*                                                   20,561
    945     CSG Systems International, Inc.*                              25,496
  1,110     CTS Corp.                                                     15,673
    510     Cymer, Inc.*                                                  23,628
  2,035     Cypress Semiconductor Corp.*                                  34,168
    350     Daktronics, Inc.                                               8,299
    285     Digital Insight Corp.*                                         8,772
    325     Digital River, Inc.*                                          18,801
  1,175     Digitas, Inc.*                                                12,408
    255     Diodes, Inc.*                                                 11,230
    605     Ditech Networks, Inc.*                                         4,773
    880     Dolby Laboratories, Inc., Class A*                            17,415
    455     DSP Group, Inc.*                                               9,883
  1,425     Dycom Industries, Inc.*                                       33,217
  2,940     Earthlink, Inc.*                                              20,639
    745     Echelon Corp.*                                                 6,280
  1,600     ECI Telecom Ltd. (Israel)*                                    11,872
    670     eFunds Corp.*                                                 16,616
    555     Electro Scientific Industries, Inc.*                          11,072
    970     Electronics for Imaging, Inc.*                                22,931
  1,240     Emulex Corp.*                                                 23,312
  3,160     Entegris, Inc.*                                               35,424
    495     Entrust, Inc.*                                                 1,861
    630     Epicor Software Corp.*                                         8,839
    195     EPIQ Systems, Inc.*                                            2,980
     95     Equinix, Inc.*                                                 6,498
  1,190     eSpeed, Inc., Class A*                                        11,733
    170     Euronet Worldwide, Inc.*                                       5,052
  1,090     Exar Corp.*                                                   14,137
    205     Excel Technology, Inc.*                                        5,199
  2,455     Extreme Networks, Inc.*                                        9,329
    235     F5 Networks, Inc.*                                            15,555
    370     FactSet Research Systems, Inc.                                18,833
    705     Fair Isaac Corp.                                              25,824
    120     FalconStor Software, Inc.*                                       943
    710     FEI Co.*                                                      16,231
    650     Fidelity National Information Services, Inc.                  27,021
    560     Flir Systems, Inc.*                                           17,886
    445     FormFactor, Inc.*                                             16,990
    375     Forrester Research, Inc.*                                     11,786
  1,955     Foundry Networks, Inc.*                                       24,750
  1,495     Gartner, Inc.*                                                27,807
    615     Genesis Microchip, Inc.*                                       6,304
    765     Gevity HR, Inc.                                               17,289
  1,950     Global Imaging Systems, Inc.*                                 42,451
    475     Global Payments, Inc.                                         20,762
    760     Harmonic, Inc.*                                                6,164
    495     Heartland Payment Systems, Inc.                               13,226
    140     Hittite Microwave Corp.*                                       4,801

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                 VALUE
---------                                                                -------
            Common Stocks (Continued)
    950     Hutchinson Technology, Inc.*                                 $21,993
    800     Hyperion Solutions Corp.*                                     29,920
    785     Imation Corp.                                                 35,929
    565     Informatica Corp.*                                             7,000
    880     InfoSpace, Inc.*                                              17,785
  1,090     infoUSA, Inc.                                                 11,979
  2,285     Integrated Device Technology, Inc.*                           36,217
    110     InterDigital Communications Corp.*                             3,934
    495     Intergraph Corp.*                                             21,627
    830     Intermec, Inc.*                                               18,758
    525     Inter-Tel, Inc.                                               10,862
    990     Interwoven, Inc.*                                             12,593
    180     Itron, Inc.*                                                   9,799
    775     Ixia*                                                          7,091
    360     j2 Global Communications, Inc.*                                9,878
  1,110     Jack Henry & Associates, Inc.                                 24,187
    760     JDA Software Group, Inc.*                                     11,180
    185     Jupitermedia Corp.*                                            1,626
    235     Kanbay International, Inc.*                                    6,674
  3,685     Kemet Corp.*                                                  27,085
    400     Komag, Inc.*                                                  15,300
    835     Kopin Corp.*                                                   2,981
    410     Kronos, Inc.*                                                 13,899
    170     L-1 Identity Solutions, Inc.*                                  2,433
  3,440     Lattice Semiconductor Corp.*                                  21,362
  4,750     Lawson Software, Inc.*                                        36,195
    530     Littelfuse, Inc.*                                             17,946
    545     LTX Corp.*                                                     2,545
    650     Macrovision Corp.*                                            17,297
    460     Magma Design Automation, Inc.*                                 4,283
    465     Manhattan Associates, Inc.*                                   13,731
    575     Mantech International Corp., Class A*                         19,585
    900     Mastec, Inc.*                                                  9,855
    460     MAXIMUS, Inc.                                                 12,839
  2,735     McData Corp., Class A*                                        15,507
    600     McData Corp., Class B*                                         3,360
  1,175     MEMC Electronic Materials, Inc.*                              41,712
  2,170     Mentor Graphics Corp.*                                        36,607
    570     Mercury Computer Systems, Inc.*                                7,022
  1,240     Methode Electronics, Inc.                                     13,727
    775     Micrel, Inc.*                                                  8,649
    390     Micros Systems, Inc.*                                         19,375
     95     MicroStrategy, Inc., Class A*                                 11,338
    360     Midway Games, Inc.*                                            3,082
    740     MKS Instruments, Inc.*                                        16,021
  2,760     MPS Group, Inc.*                                              42,089
    280     msystems Ltd. (Israel)*                                       10,217
    275     MTS Systems Corp.                                              9,155
    145     Multi-Fineline Electronix, Inc.*                               3,502
    765     NAM TAI Electronics, Inc. (Virgin Islands)                    11,926
    565     National Instruments Corp.                                    17,617
    400     NAVTEQ Corp.*                                                 13,280
    255     Net 1 UEPS Technologies, Inc.*                               $ 6,281
    640     NETGEAR, Inc.*                                                17,152
    310     NetRatings, Inc.*                                              5,394
    500     Newport Corp.*                                                10,810
    125     Novatel Wireless, Inc.*                                        1,053
  1,595     Nuance Communications, Inc.*                                  18,406
    535     Omnivision Technologies, Inc.*                                 8,785
  4,520     ON Semiconductor Corp.*                                       28,114
    165     Open Solutions, Inc.*                                          6,166
    425     Openwave Systems, Inc.*                                        3,668
    260     Optimal Group, Inc., Class A (Canada)*                         2,506
    520     Orbotech Ltd. (Israel)*                                       12,558
    395     OSI Systems, Inc.*                                             8,177
  1,415     Palm, Inc.*                                                   21,720
  1,410     Parametric Technology Corp.*                                  27,551
    410     Park Electrochemical Corp.                                    12,595
  1,245     Paxar Corp.*                                                  24,925
    595     Pericom Semiconductor Corp.*                                   5,718
    215     Photon Dynamics, Inc.*                                         2,552
  1,580     Photronics, Inc.*                                             22,104
  1,475     Pixelworks, Inc.*                                              3,407
    465     Plantronics, Inc.                                              9,816
    680     Plexus Corp.*                                                 14,906
  1,265     PMC - Sierra, Inc.*                                            8,387
  1,475     Polycom, Inc.*                                                40,414
    250     PortalPlayer, Inc.*                                            3,008
  1,425     Powerwave Technologies, Inc.*                                  9,277
    580     Progress Software Corp.*                                      16,698
  1,770     QLogic Corp.*                                                 36,426
    120     Quality Systems, Inc.                                          5,093
  7,230     Quantum Corp.*                                                15,761
  1,635     Quest Software, Inc.*                                         24,084
    390     Rambus, Inc.*                                                  6,458
  1,315     RealNetworks, Inc.*                                           14,439
    395     Red Hat, Inc.*                                                 6,470
     60     Redback Networks, Inc.*                                          949
    650     Renaissance Learning, Inc.                                     9,646
  3,160     RF Micro Devices, Inc.*                                       23,068
    260     Rofin-Sinar Technologies, Inc.*                               16,011
    235     Rogers Corp.*                                                 16,443
    385     Rudolph Technologies, Inc.*                                    6,799
  1,945     S1 Corp.*                                                      9,608
    705     SafeNet, Inc.*                                                15,087
     80     Salesforce.com, Inc.*                                          3,122
  1,000     Sapient Corp.*                                                 5,450
    675     ScanSource, Inc.*                                             21,188
    720     SeaChange International, Inc.*                                 6,041
    855     Semtech Corp.*                                                11,141
    825     Sigmatel, Inc.*                                                4,282
    255     Silicon Image, Inc.*                                           3,017
    425     Silicon Laboratories, Inc.*                                   13,868
  2,715     Silicon Storage Technology, Inc.*                             11,376

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks (Continued)
    290     Sina Corp. (Cayman Islands)*                              $    7,456
    215     Sirf Technology Holdings, Inc.*                                6,046
  5,550     Skyworks Solutions, Inc.*                                     36,796
    170     Sohu.com, Inc.*                                                3,883
    200     Sonic Solutions, Inc.*                                         3,228
  1,175     SonicWALL, Inc.*                                              12,338
    760     Sonus Networks, Inc.*                                          3,975
    210     SPSS, Inc.*                                                    5,811
    585     SRA International, Inc., Class A*                             18,749
    355     Standard Microsystems Corp.*                                  10,945
    455     StarTek, Inc.                                                  6,206
  1,875     Sybase, Inc.*                                                 45,655
  4,155     Sycamore Networks, Inc.*                                      15,581
    815     Sykes Enterprises, Inc.*                                      16,536
    980     Symmetricom, Inc.*                                             8,301
    265     Synaptics, Inc.*                                               7,515
    630     Syntel, Inc.                                                  15,782
  2,305     Take-Two Interactive Software, Inc.*                          32,247
    185     Talx Corp.                                                     4,499
    675     Technitrol, Inc.                                              17,024
  1,200     Tekelec*                                                      17,700
  1,195     Tektronix, Inc.                                               36,291
    210     Tessera Technologies, Inc.*                                    7,331
  1,120     THQ, Inc.*                                                    33,678
  2,545     TIBCO Software, Inc.*                                         23,541
    535     TNS, Inc.*                                                     8,838
    370     Transaction Systems Architects, Inc.*                         12,473
    125     Trident Microsystems, Inc.*                                    2,643
    625     Trimble Navigation Ltd.*                                      28,888
  3,565     Triquint Semiconductor, Inc.*                                 16,043
    540     Tyler Technologies, Inc.*                                      7,663
    615     Ulticom, Inc.*                                                 6,150
    670     United Online, Inc.                                            9,058
    565     ValueClick, Inc.*                                             10,622
    930     Varian Semiconductor Equipment Associates, Inc.*              33,936
    520     Veeco Instruments, Inc.*                                       9,719
    480     VeriFone Holdings, Inc.*                                      14,021
    260     Verint Systems, Inc.*                                          8,512
    365     Viasat, Inc.*                                                  9,906
    620     Vignette Corp.*                                               10,106
    435     WebEx Communications, Inc.*                                   16,726
    770     webMethods, Inc.*                                              5,790
    265     Websense, Inc.*                                                7,253
    625     Wind River Systems, Inc.*                                      6,863
    315     Witness Systems, Inc.*                                         5,588
    370     Wright Express Corp.*                                         10,127
    830     Zebra Technologies Corp., Class A*                            30,934
    840     Zoran Corp.*                                                  11,693
                                                                      ----------
                                                                       3,722,958
                                                                      ----------
            MATERIALS--5.5%
    390     Aleris International, Inc.*                               $   20,089
    455     AMCOL International Corp.                                     11,971
    295     Apex Silver Mines Ltd. (Cayman Islands)*                       4,661
    705     AptarGroup, Inc.                                              38,712
    910     Arch Chemicals, Inc.                                          30,449
  2,385     Buckeye Technologies, Inc.*                                   24,780
  1,245     Calgon Carbon Corp.                                            5,752
  2,020     Caraustar Industries, Inc.*                                   21,877
    440     Carpenter Technology Corp.                                    47,075
    520     Century Aluminum Co.*                                         20,238
    990     CF Industries Holdings, Inc.                                  19,622
    975     Chaparral Steel Co.                                           40,550
  2,275     Chesapeake Corp.                                              35,285
    370     Cleveland-Cliffs, Inc.                                        15,647
    985     Coeur d'Alene Mines Corp.*                                     4,827
    910     Compass Minerals International, Inc.                          28,165
    145     Deltic Timber Corp.                                            7,382
    605     Eagle Materials, Inc.                                         22,204
  2,065     Ferro Corp.                                                   40,721
  1,140     Georgia Gulf Corp.                                            24,385
    750     Gibraltar Industries, Inc.                                    15,833
  1,740     Glatfelter                                                    25,474
  1,620     H.B. Fuller Co.                                               40,160
    790     Headwaters, Inc.*                                             19,553
    965     Hecla Mining Co.*                                              6,282
    665     Innospec, Inc.                                                22,264
    650     MacDermid, Inc.                                               21,743
    660     Metal Management, Inc.                                        18,137
    530     Minerals Technologies, Inc.                                   29,235
  1,190     Myers Industries, Inc.                                        21,563
    685     Neenah Paper, Inc.                                            25,229
  1,940     OM Group, Inc.*                                              110,579
    445     Oregon Steel Mills, Inc.*                                     24,208
  4,240     PolyOne Corp.*                                                34,768
    870     Quanex Corp.                                                  29,154
  2,550     Rock-Tenn Co., Class A                                        52,631
    780     Rockwood Holdings, Inc.*                                      18,182
    115     Royal Gold, Inc.                                               3,386
    255     RTI International Metals, Inc.*                               15,637
  1,380     Ryerson, Inc.                                                 33,258
    650     Schnitzer Steel Industries, Inc., Class A                     22,724
  1,220     Schulman (A), Inc.                                            29,536
    740     Schweitzer-Mauduit International, Inc.                        17,064
  2,235     Sensient Technologies Corp.                                   51,516
    920     Silgan Holdings, Inc.                                         38,060
  1,170     Spartech Corp.                                                32,058
    635     Stepan Co.                                                    19,977
  1,515     Stillwater Mining Co.*                                        16,286
    275     Symyx Technologies*                                            6,751
  4,820     Terra Industries, Inc.*                                       44,777
    610     Titanium Metals Corp.*                                        17,983

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks (Continued)
  1,815     Wausau Paper Corp.                                       $    24,611
  4,135     Wellman, Inc.                                                 15,589
    875     Westlake Chemical Corp.                                       27,606
  1,015     Wheeling-Pittsburgh Corp.*                                    20,067
  2,170     W.R. Grace & Co.*                                             29,078
                                                                     -----------
                                                                       1,445,351
                                                                     -----------
            TELECOMMUNICATION SERVICES--1.3%
  1,120     @Road, Inc.*                                                   7,045
     35     Alaska Communications Systems Group, Inc.                        504
  2,070     Centennial Communications Corp.                               10,681
    660     Commonwealth Telephone Enterprises, Inc.                      27,628
    650     CT Communications, Inc.                                       15,152
    995     Dobson Communications Corp., Class A*                          7,721
  1,805     FairPoint Communications, Inc.                                32,525
  1,215     General Communication, Inc., Class A*                         15,929
    640     Golden Telecom, Inc.                                          23,686
    510     InPhonic, Inc.*                                                4,677
  1,620     Iowa Telecommunications Services, Inc.                        32,303
 10,130     Level 3 Communications, Inc.*                                 53,587
    320     NeuStar, Inc., Class A*                                        9,350
    525     NII Holdings, Inc.*                                           34,140
    435     North Pittsburgh Systems, Inc.                                11,467
  1,930     Premiere Global Services, Inc.*                               16,058
    615     SureWest Communications                                       14,071
     90     Syniverse Holdings, Inc.*                                      1,328
    635     USA Mobility, Inc.                                            16,116
  1,870     Wireless Facilities, Inc.*                                     4,582
                                                                     -----------
                                                                         338,550
                                                                     -----------
            UTILITIES--1.7%
    420     American States Water Co.                                     17,640
  1,375     Aqua America, Inc.                                            33,344
    400     California Water Service Group                                15,560
    630     Cascade Natural Gas Corp.                                     16,216
    540     Central Vermont Public Service Corp.                          12,188
    750     CH Energy Group, Inc.                                         39,015
    225     Connecticut Water Service, Inc.                                4,950
  1,880     El Paso Electric Co.*                                         43,917
  1,310     Empire District Electric (The) Co.                            31,099
    225     ITC Holdings Corp.                                             7,992
  1,005     Laclede Group (The), Inc.                                     35,808
    745     MGE Energy, Inc.                                              25,479
  1,125     Northwest Natural Gas Co.                                     46,542
    950     NorthWestern Corp.                                            33,611
    205     Ormat Technologies, Inc.                                       7,872
  1,080     Otter Tail Corp.                                              32,335
    395     SJW Corp.                                                     13,280
    885     South Jersey Industries, Inc.                                 27,373
                                                                     -----------
                                                                         444,221
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $24,767,289)                                        26,030,797
                                                                     -----------
            Money Market Fund--0.1%
 24,751     AIM Liquid Asset Portfolio Private Class**
            (Cost $24,751)                                           $    24,751
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $24,792,040)--98.9%                                 26,055,548
            Other assets less liabilities--1.1%                          285,731
                                                                     -----------
            NET ASSETS--100.0%                                       $26,341,279
                                                                     ===========

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                        -----------   ----------
United States                                           $25,315,170      96.1%
Bermuda                                                     432,413       1.6
Marshall Islands                                             87,922       0.3
Cayman Islands                                               61,063       0.2
Israel                                                       51,867       0.2
Virgin Islands                                               29,633       0.1
Panama                                                       21,233       0.1
Netherlands                                                  20,045       0.1
Canada                                                       15,048       0.1
Netherlands Antilles                                         12,026       0.1
Bahamas                                                       9,128       0.0
                                                        -----------     -----
Total investments                                        26,055,548      98.9
Other assets less liabilities                               285,731       1.1
                                                        -----------     -----
Net Assets                                              $26,341,279     100.0%
                                                        ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES FTSE RAFI BASIC MATERIALS SECTOR PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks--99.6%
            CHEMICALS--56.9%
  12,105    Air Products & Chemicals, Inc.                          $   843,354
   3,170    Airgas, Inc.                                                119,858
   2,950    Albemarle Corp.                                             191,839
   7,225    Ashland, Inc.                                               426,998
   4,735    Cabot Corp.                                                 187,269
  19,055    Celanese Corp., Class A                                     392,724
  13,755    Chemtura Corp.                                              118,018
   2,150    Cytec Industries, Inc.                                      119,089
  74,790    Dow Chemical (The) Co.                                    3,050,683
   8,560    Eastman Chemical Co.                                        521,475
   8,495    Ecolab, Inc.                                                385,248
  72,885    EI Du Pont de Nemours & Co.                               3,338,132
   2,985    FMC Corp.                                                   204,622
   9,780    Hercules, Inc.*                                             177,996
   5,345    International Flavors & Fragrances, Inc.                    227,056
   5,410    Lubrizol Corp.                                              243,450
  23,750    Lyondell Chemical Co.                                       609,663
  16,790    Monsanto Co.                                                742,454
   7,145    Mosaic (The) Co.*                                           133,754
   8,800    NL Industries                                                97,680
   5,695    Olin Corp.                                                   98,524
  12,825    PPG Industries, Inc.                                        877,229
  12,090    Praxair, Inc.                                               728,423
  13,260    Rohm & Haas Co.                                             687,133
  11,625    RPM International, Inc.                                     222,619
   2,520    Sigma-Aldrich Corp.                                         189,277
   1,565    Tronox, Inc., Class B                                        20,470
   6,680    Valhi, Inc.                                                 164,662
   6,780    Valspar Corp.                                               181,636
                                                                    -----------
                                                                     15,301,335
                                                                    -----------
            COAL--2.2%
   3,190    Arch Coal, Inc.                                             110,470
   4,925    Consol Energy, Inc.                                         174,296
   3,725    Massey Energy Co.                                            94,056
   4,770    Peabody Energy Corp.                                        200,197
                                                                    -----------
                                                                        579,019
                                                                    -----------
            FOREST PRODUCTS & PAPER--13.1%
   8,145    Bowater, Inc.                                               170,312
  55,605    International Paper Co.                                   1,854,427
  23,560    Weyerhaeuser Co.                                          1,498,180
                                                                    -----------
                                                                      3,522,919
                                                                    -----------
            HOUSEHOLD PRODUCTS/WARES--1.5%
   6,615    Avery Dennison Corp.                                        417,671
                                                                    -----------
            IRON/STEEL--8.0%
  10,225    AK Steel Holding Corp.*                                     152,659
   2,885    Allegheny Technologies, Inc.                                227,136
  13,445    Nucor Corp.                                                 785,322
   3,130    Reliance Steel & Aluminum Co.                               107,516
   2,950    Steel Dynamics, Inc.                                    $   177,325
  10,245    United States Steel Corp.                                   692,562
                                                                    -----------
                                                                      2,142,520
                                                                    -----------
            METAL FABRICATE/HARDWARE--1.4%
   7,905    Commercial Metals Co.                                       210,352
   9,410    Worthington Industries, Inc.                                162,605
                                                                    -----------
                                                                        372,957
                                                                    -----------
            MINING--16.5%
  69,855    Alcoa, Inc.                                               2,019,508
   6,160    Freeport-McMoRan Copper & Gold, Inc.                        372,557
  12,180    Newmont Mining Corp.                                        551,389
   8,580    Phelps Dodge Corp.                                          861,260
   9,880    Southern Copper Corp.                                       507,634
  11,760    USEC, Inc.                                                  131,242
                                                                    -----------
                                                                      4,443,590
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $25,069,163)                                       26,780,011
                                                                    -----------
            Money Market Fund--0.4%
 104,712    AIM Liquid Asset Portfolio Private Class**
            (Cost $104,712)                                             104,712
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $25,173,875)--100.0%                               26,884,723
            Liabilities in excess of other assets--(0.0%)                (2,067)
                                                                    -----------
            NET ASSETS--100.0%                                      $26,882,656
                                                                    ===========

*    Non-income producing security.

**   Affiliated investment.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES FTSE RAFI CONSUMER GOODS SECTOR PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks--100.0%
            AGRICULTURE--17.6%
  36,235    Altria Group, Inc.                                        $2,946,993
  11,150    Archer-Daniels-Midland Co.                                   429,275
   3,815    Bunge Ltd. (Bermuda)                                         244,580
   4,515    Loews Corp. - Carolina Group                                 261,057
   6,265    Reynolds American, Inc.                                      395,697
   1,185    Universal Corp.                                               43,632
   2,770    UST, Inc.                                                    148,361
                                                                      ----------
                                                                       4,469,595
                                                                      ----------
            APPAREL--3.1%
   1,080    Coach, Inc.*                                                  42,811
     515    Columbia Sportswear Co.                                       28,758
   2,560    Hanesbrands, Inc.*                                            60,416
   2,665    Jones Apparel Group, Inc.                                     89,011
   1,095    Kellwood Co.                                                  33,507
   1,705    Liz Claiborne, Inc.                                           71,900
   2,610    Nike, Inc., Class B                                          239,807
     850    Polo Ralph Lauren Corp.                                       60,350
   2,110    VF Corp.                                                     160,381
                                                                      ----------
                                                                         786,941
                                                                      ----------
            AUTO MANUFACTURERS--22.8%
 256,395    Ford Motor Co.                                             2,122,951
 104,985    General Motors Corp.                                       3,666,076
                                                                      ----------
                                                                       5,789,027
                                                                      ----------
            AUTO PARTS & EQUIPMENT--5.9%
   2,995    American Axle & Manufacturing Holdings, Inc.                  56,156
   5,260    ArvinMeritor, Inc.                                            79,005
   1,665    Autoliv, Inc.                                                 94,689
     955    BorgWarner, Inc.                                              54,913
   3,250    Cooper Tire & Rubber Co.                                      34,873
  11,960    Goodyear Tire & Rubber (The) Co.*                            183,347
   3,880    Johnson Controls, Inc.                                       316,374
   7,065    Lear Corp.                                                   213,434
   2,115    Tenneco, Inc.*                                                48,011
   6,605    TRW Automotive Holdings Corp.*                               169,418
  31,610    Visteon Corp.*                                               233,281
                                                                      ----------
                                                                       1,483,501
                                                                      ----------
            BEVERAGES--12.0%
   9,490    Anheuser-Busch Cos., Inc.                                    450,016
     285    Brown-Forman Corp., Class A                                   20,734
     620    Brown-Forman Corp., Class B                                   44,758
  23,920    Coca-Cola (The) Co.                                        1,117,541
  12,975    Coca-Cola Enterprises, Inc.                                  259,889
   3,310    Constellation Brands, Inc.*                                   90,992
     710    Molson Coors Brewing Co., Class B                             50,538
   4,235    Pepsi Bottling Group, Inc.                                   133,911
   2,235    PepsiAmericas, Inc.                                           45,706
  13,095    PepsiCo, Inc.                                                830,747
                                                                      ----------
                                                                       3,044,832
                                                                      ----------
            COSMETICS/PERSONAL CARE--8.2%
   1,185    Alberto-Culver Co.                                        $   60,210
   4,435    Avon Products, Inc.                                          134,868
   4,565    Colgate-Palmolive Co.                                        292,023
   2,395    Estee Lauder (The) Cos., Inc., Class A                        96,734
  23,685    Procter & Gamble Co.                                       1,501,392
                                                                      ----------
                                                                       2,085,227
                                                                      ----------
            DISTRIBUTION/WHOLESALE--0.6%
   3,445    Genuine Parts Co.                                            156,816
                                                                      ----------
            ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
     715    Energizer Holdings, Inc.*                                     55,877
                                                                      ----------
            ELECTRONICS--0.2%
     745    Garmin Ltd. (Cayman Islands)                                  39,790
                                                                      ----------
            FOOD--16.1%
   5,875    Campbell Soup Co.                                            219,608
   1,625    Chiquita Brands International, Inc.                           22,263
  17,890    ConAgra Foods, Inc.                                          467,823
   1,505    Corn Products International, Inc.                             54,466
   3,305    Dean Foods Co.*                                              138,446
   4,345    Del Monte Foods Co.                                           46,883
   1,965    Fresh Del Monte Produce, Inc. (Cayman Islands)                30,634
   6,135    General Mills, Inc.                                          348,591
   2,000    Hershey (The) Co.                                            105,820
   6,860    HJ Heinz Co.                                                 289,218
   2,175    Hormel Foods Corp.                                            78,539
   1,030    JM Smucker (The) Co.                                          50,470
   5,110    Kellogg Co.                                                  257,084
  29,995    Kraft Foods, Inc., Class A                                 1,031,827
   1,655    McCormick & Co., Inc.                                         61,897
   1,955    Pilgrim's Pride Corp.                                         48,836
  20,470    Sara Lee Corp.                                               350,037
   4,125    Smithfield Foods, Inc.*                                      110,880
  18,270    Tyson Foods, Inc., Class A                                   264,002
   2,000    Wm. Wrigley Jr. Co.                                          103,900
                                                                      ----------
                                                                       4,081,224
                                                                      ----------
            HAND/MACHINE TOOLS--0.7%
     825    Black & Decker Corp.                                          69,201
   1,155    Snap-On, Inc.                                                 54,320
   1,320    Stanley Works (The)                                           62,898
                                                                      ----------
                                                                         186,419
                                                                      ----------
            HOME BUILDERS--4.0%
     755    Beazer Homes USA, Inc.                                        32,722
   2,015    Centex Corp.                                                 105,385
   5,290    DR Horton, Inc.                                              123,945
   1,740    Hovnanian Enterprises, Inc., Class A*                         53,679
   1,465    KB Home                                                       65,837
   4,020    Lennar Corp., Class A                                        190,869
   1,040    MDC Holdings, Inc.                                            51,854

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks (Continued)
    600     Meritage Homes Corp.*                                    $    27,468
     85     NVR, Inc.*                                                    47,728
  4,265     Pulte Homes, Inc.                                            132,172
    755     Ryland Group, Inc.                                            34,677
  1,450     Standard-Pacific Corp.                                        35,134
  3,140     Toll Brothers, Inc.*                                          90,777
  1,125     WCI Communities, Inc.*                                        18,135
                                                                     -----------
                                                                       1,010,382
                                                                     -----------
            HOME FURNISHINGS--1.0%
  1,245     Furniture Brands International, Inc.                          23,157
    325     Harman International Industries, Inc.                         33,264
  1,890     La-Z-Boy, Inc.                                                23,153
  1,970     Whirlpool Corp.                                              171,251
                                                                     -----------
                                                                         250,825
                                                                     -----------
            HOUSEHOLD PRODUCTS/WARES--2.5%
  1,710     Clorox Co.                                                   110,398
  6,760     Kimberly-Clark Corp.                                         449,674
    675     Scotts Miracle-Gro (The) Co., Class A                         33,386
  1,430     Spectrum Brands, Inc.*                                        13,900
  1,355     Tupperware Brands Corp.                                       28,767
                                                                     -----------
                                                                         636,125
                                                                     -----------
            HOUSEWARES--0.7%
  5,715     Newell Rubbermaid, Inc.                                      164,478
                                                                     -----------
            LEISURE TIME--0.8%
  1,825     Brunswick Corp.                                               57,488
  2,215     Harley-Davidson, Inc.                                        152,015
                                                                     -----------
                                                                         209,503
                                                                     -----------
            MACHINERY-DIVERSIFIED--0.1%
  1,055     Briggs & Stratton Corp.                                       26,892
                                                                     -----------
            MISCELLANEOUS MANUFACTURING--1.2%
  8,830     Eastman Kodak Co.                                            215,452
  3,915     Leggett & Platt, Inc.                                         91,415
                                                                     -----------
                                                                         306,867
                                                                     -----------
            OFFICE FURNISHINGS--0.3%
    540     HNI Corp.                                                     24,284
  3,485     Steelcase, Inc., Class A                                      57,746
                                                                     -----------
                                                                          82,030
                                                                     -----------
            PHARMACEUTICALS--0.1%
  1,310     NBTY, Inc.*                                                   36,444
                                                                     -----------
            SOFTWARE--0.5%
  2,560     Activision, Inc.*                                             39,475
  1,850     Electronic Arts, Inc.*                                        97,847
                                                                     -----------
                                                                         137,322
                                                                     -----------
            TEXTILES--0.6%
  1,695     Cintas Corp.                                                  70,173
  1,155     Mohawk Industries, Inc.*                                      83,969
                                                                     -----------
                                                                         154,142
                                                                     -----------
            TOYS/GAMES/HOBBIES--0.8%
  2,480     Hasbro, Inc.                                             $    64,282
  5,820     Mattel, Inc.                                                 131,706
                                                                     -----------
                                                                         195,988
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $24,623,599)                                        25,390,247
                                                                     -----------
            Money Market Fund--0.0%
  2,543     AIM Liquid Asset Portfolio Private Class**
            (Cost $2,543)                                                  2,543
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $24,626,142)--100.0%                                25,392,790
            Other assets less liabilities--0.0%                            1,076
                                                                     -----------
            NET ASSETS--100.0%                                       $25,393,866
                                                                     ===========

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                        -----------   ----------
United States                                           $25,077,786      98.7%
Bermuda                                                     244,580       1.0
Cayman Islands                                               70,424       0.3
                                                        -----------     -----
Total investments                                        25,932,790     100.0
Other assets less liabilities                                 1,076       0.0
                                                        -----------     -----
Net Assets                                              $25,393,866     100.0%
                                                        ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES FTSE RAFI CONSUMER SERVICES SECTOR PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                             ----------
            Common Stocks--100.0%
            ADVERTISING--1.2%
    360     Getty Images, Inc.*                                       $   15,592
  7,990     Interpublic Group of Cos., Inc.*                              87,171
    620     Lamar Advertising Co.*                                        35,762
  1,890     Omnicom Group, Inc.                                          191,740
                                                                      ----------
                                                                         330,265
                                                                      ----------
            AIRLINES--2.2%
  1,395     Alaska Air Group, Inc.*                                       56,009
  7,890     AMR Corp.*                                                   223,604
  4,205     Continental Airlines, Inc., Class B*                         155,080
  2,290     JetBlue Airways Corp.*                                        28,762
  8,445     Southwest Airlines Co.                                       126,928
                                                                      ----------
                                                                         590,383
                                                                      ----------
            COMMERCIAL SERVICES--3.5%
  1,185     Adesa, Inc.                                                   29,791
  3,285     Aramark Corp., Class B                                       109,818
  2,260     Avis Budget Group, Inc.                                       44,725
  1,880     Career Education Corp.*                                       41,886
    875     Dollar Thrifty Automotive Group*                              35,140
  4,965     H&R Block, Inc.                                              108,535
  7,305     McKesson Corp.                                               365,907
  2,270     Rent-A-Center, Inc.*                                          65,285
  7,605     Service Corp. International                                   69,358
  6,200     ServiceMaster (The) Co.                                       70,246
                                                                      ----------
                                                                         940,691
                                                                      ----------
            ENTERTAINMENT--1.2%
  1,145     DreamWorks Animation SKG, Inc.*                               30,285
  1,995     International Game Technology                                 84,807
  6,935     Regal Entertainment Group, Class A                           143,763
  3,085     Six Flags, Inc.*                                              17,585
  1,575     Warner Music Group Corp.                                      40,840
                                                                      ----------
                                                                         317,280
                                                                      ----------
            FOOD--7.7%
  2,040     Great Atlantic & Pacific Tea Co.                              56,447
 29,365     Kroger (The) Co.                                             660,418
  1,580     Performance Food Group Co.*                                   45,931
  1,310     Ruddick Corp.                                                 36,942
 18,245     Safeway, Inc.                                                535,673
  9,355     Supervalu, Inc.                                              312,457
  9,440     Sysco Corp.                                                  330,211
    705     Weis Markets, Inc.                                            28,623
    770     Whole Foods Market, Inc.                                      49,157
                                                                      ----------
                                                                       2,055,859
                                                                      ----------
            HOUSEHOLD PRODUCTS/WARES--0.2%
  1,670     American Greetings Corp., Class A                             39,930
                                                                      ----------
            INTERNET--2.6%
  1,480     Amazon.Com, Inc.*                                             56,373
  5,545     eBay, Inc.*                                                  178,161
  6,900     IAC/InterActiveCorp*                                         213,762
 10,815     Liberty Media Corp. - Interactive*                        $  238,687
                                                                      ----------
                                                                         686,983
                                                                      ----------
            LEISURE TIME--2.0%
  6,380     Carnival Corp.                                               311,471
  3,155     Royal Caribbean Cruises Ltd.                                 127,778
  3,385     Sabre Holdings Corp.                                          86,047
                                                                      ----------
                                                                         525,296
                                                                      ----------
            LODGING--3.1%
    610     Boyd Gaming Corp.                                             24,077
  1,245     Harrah's Entertainment, Inc.                                  92,541
  3,635     Hilton Hotels Corp.                                          105,124
  1,510     Las Vegas Sands Corp.*                                       115,062
  3,080     Marriott International, Inc., Class A                        128,652
  2,230     MGM Mirage*                                                   95,935
  2,325     Starwood Hotels & Resorts Worldwide, Inc.                    138,895
  4,525     Wyndham Worldwide Corp.*                                     133,487
                                                                      ----------
                                                                         833,773
                                                                      ----------
            MEDIA--27.0%
  2,120     Belo Corp., Series A                                          37,142
  1,905     Cablevision Systems Corp., Class A                            52,940
 17,930     CBS Corp., Class B                                           518,894
 62,585     Charter Communications, Inc.*                                143,946
  7,130     Clear Channel Communications, Inc.                           248,481
 11,035     Comcast Corp., Class A*                                      446,697
 20,890     Comcast Corp., Class B*                                      849,596
 10,595     DIRECTV Group (The), Inc.*                                   236,057
  1,105     Dow Jones & Co., Inc.                                         38,774
  1,850     EchoStar Communications Corp., Class A*                       65,712
  1,210     EW Scripps Co.                                                59,847
  4,140     Gannett Co., Inc.                                            244,840
  1,430     Hearst-Argyle Television, Inc.                                36,036
    815     Lee Enterprises, Inc.                                         23,252
  1,875     Liberty Global, Inc., Class A*                                49,200
  1,870     Liberty Global, Inc., Series C*                               47,554
  2,255     Liberty Media Corp. - Capital*                               200,830
  1,300     McClatchy Co., Class A                                        56,355
  2,630     McGraw-Hill (The) Cos., Inc.                                 168,767
    485     Meredith Corp.                                                25,463
  2,835     New York Times (The) Co., Class A                             68,522
 22,210     News Corp., Class A                                          463,079
  9,920     News Corp., Class B                                          215,661
  1,825     Reader's Digest Association (The), Inc.                       26,244
  1,310     Scholastic Corp.*                                             41,160
  2,685     Sun-Times Media Group, Inc.                                   15,573
 66,545     Time Warner, Inc.                                          1,331,564
  4,900     Tribune Co.                                                  163,317
  2,155     Univision Communications, Inc.*                               75,554
  7,070     Viacom, Inc., Class B*                                       275,164
 27,365     Walt Disney Co.                                              860,902

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks (Continued)
     95     Washington Post (The) Co., Class B                      $    71,545
                                                                    -----------
                                                                      7,158,668
                                                                    -----------
            PHARMACEUTICALS--2.8%
  6,110     AmerisourceBergen Corp.                                     288,392
  6,365     Cardinal Health, Inc.                                       416,590
    805     Omnicare, Inc.                                               30,493
                                                                    -----------
                                                                        735,475
                                                                    -----------
            RETAIL--46.1%
    550     Abercrombie & Fitch Co.                                      42,158
  1,115     Advance Auto Parts, Inc.                                     39,047
    905     American Eagle Outfitters                                    41,449
    865     AnnTaylor Stores Corp.*                                      38,077
  1,940     Asbury Automotive Group, Inc.                                46,560
  8,575     Autonation, Inc.*                                           171,929
    805     Autozone, Inc.*                                              90,160
  1,625     Barnes & Noble, Inc.                                         67,129
  2,175     Bed Bath & Beyond, Inc.*                                     87,631
  4,065     Best Buy Co., Inc.                                          224,591
  3,985     Big Lots, Inc.*                                              84,004
  1,690     BJ's Wholesale Club, Inc.*                                   48,419
 32,490     Blockbuster, Inc., Class A*                                 127,361
 19,545     Blockbuster, Inc., Class B*                                  69,580
  1,580     Borders Group, Inc.                                          32,532
  1,295     Brinker International, Inc.                                  60,127
  1,120     Carmax, Inc.*                                                49,616
    460     CBRL Group, Inc.                                             20,199
  2,375     Charming Shoppes, Inc.*                                      35,150
  3,515     Circuit City Stores, Inc.                                    94,835
  7,015     Costco Wholesale Corp.                                      374,460
 10,860     CVS Corp.                                                   340,787
  1,420     Darden Restaurants, Inc.                                     59,498
  3,155     Dillard's, Inc., Class A                                     95,186
  4,475     Dollar General Corp.                                         62,784
  1,595     Dollar Tree Stores, Inc.*                                    49,589
  2,355     Family Dollar Stores, Inc.                                   69,355
  6,835     Federated Department Stores, Inc.                           300,125
  2,565     Foot Locker, Inc.                                            59,482
 11,705     Gap (The), Inc.                                             246,039
  1,160     Group 1 Automotive, Inc.                                     66,480
 21,635     Home Depot, Inc.                                            807,634
    810     Jack in the Box, Inc.*                                       45,449
  4,835     JC Penney Co., Inc.                                         363,737
  3,625     Kohl's Corp.*                                               255,925
    985     Longs Drug Stores Corp.                                      42,394
 11,995     Lowe's Cos., Inc.                                           361,529
  7,760     Ltd Brands, Inc.                                            228,687
 13,780     McDonald's Corp.                                            577,657
  1,235     Michaels Stores, Inc.                                        54,328
  2,040     Nordstrom, Inc.                                              96,594
  4,130     Office Depot, Inc.*                                         173,419
  3,810     OfficeMax, Inc.                                             181,280
    850     O'Reilly Automotive, Inc.*                              $    27,447
    950     OSI Restaurant Partners, Inc.                                31,607
    530     Pantry (The), Inc.*                                          28,927
  1,870     Payless Shoesource, Inc.*                                    50,023
  1,855     PEP Boys-Manny Moe & Jack                                    26,304
  1,190     PetSmart, Inc.                                               34,248
  2,825     Pier 1 Imports, Inc.                                         18,476
  3,630     RadioShack Corp.                                             64,759
 29,585     Rite Aid Corp.*                                             138,458
  1,510     Ross Stores, Inc.                                            44,439
  4,400     Saks, Inc.                                                   85,096
  2,595     Sears Holdings Corp.*                                       452,749
  2,055     Sonic Automotive, Inc.                                       54,047
  7,440     Staples, Inc.                                               191,878
  2,475     Starbucks Corp.*                                             93,431
  1,140     Talbots, Inc.                                                31,966
 10,600     Target Corp.                                                627,307
  1,275     Tiffany & Co.                                                45,543
  1,469     Tim Hortons, Inc.                                            42,454
  5,590     TJX Cos, Inc.                                               161,831
  2,750     United Auto Group, Inc.                                      63,195
  8,540     Walgreen Co.                                                373,027
 59,515     Wal-Mart Stores, Inc.                                     2,932,898
  1,085     Wendy's International, Inc.                                  37,541
  1,090     Williams-Sonoma, Inc.                                        37,071
  2,090     Yum! Brands, Inc.                                           124,271
  1,400     Zale Corp.*                                                  40,376
                                                                    -----------
                                                                     12,242,341
                                                                    -----------
            SOFTWARE--0.1%
    335     Dun & Bradstreet Corp.*                                      25,875
                                                                    -----------
            TRANSPORTATION--0.2%
  1,625     Laidlaw International, Inc.                                  47,141
                                                                    -----------
            TRUCKING & LEASING--0.1%
    355     Amerco, Inc.*                                                32,561
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $24,999,860)                                       26,562,521
                                                                    -----------
            Money Market Fund--0.0%
  5,712     AIM Liquid Asset Portfolio Private Class**
            (Cost $5,712)                                                 5,712
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $25,005,572)--100.0%                               26,568,233
            Liabilities in excess of other assets--(0.0%)               (11,975)
                                                                    -----------
            NET ASSETS--100.0%                                      $26,556,258
                                                                    ===========

*    Non-income producing security.

**   Affiliated investment.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES FTSE RAFI ENERGY SECTOR PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks--100.0%
            ELECTRIC--3.4%
 107,160    Dynegy, Inc., Class A*                                  $   651,533
   6,560    OGE Energy Corp.                                            253,085
                                                                    -----------
                                                                        904,618
                                                                    -----------
            OIL & GAS--80.9%
  11,335    Anadarko Petroleum Corp.                                    526,171
   7,610    Apache Corp.                                                497,085
   7,250    Chesapeake Energy Corp.                                     235,190
  66,920    Chevron Corp.                                             4,497,023
  34,950    ConocoPhillips                                            2,105,388
  11,435    Devon Energy Corp.                                          764,315
   1,805    Diamond Offshore Drilling, Inc.                             124,960
   2,935    ENSCO International, Inc.                                   143,727
   3,810    EOG Resources, Inc.                                         253,479
  88,514    Exxon Mobil Corp.                                         6,321,669
   4,960    Forest Oil Corp.*                                           161,894
   1,865    Giant Industries, Inc.*                                     151,028
   3,220    GlobalSantaFe Corp. (Cayman Islands)                        167,118
   3,635    Helmerich & Payne, Inc.                                      87,058
   9,650    Hess Corp.                                                  409,160
   2,000    Houston Exploration Co.*                                    108,320
  11,935    Marathon Oil Corp.                                        1,031,184
   5,555    Murphy Oil Corp.                                            261,974
   6,820    Nabors Industries Ltd. (Bermuda)*                           210,602
   5,130    Newfield Exploration Co.*                                   209,253
   2,455    Noble Corp. (Cayman Islands)                                172,096
   3,325    Noble Energy, Inc.                                          161,695
  15,855    Occidental Petroleum Corp.                                  744,234
   3,760    Pioneer Natural Resources Co.                               153,145
   3,280    Pogo Producing Co.                                          146,780
   5,010    Pride International, Inc.*                                  138,326
   2,740    Stone Energy Corp.*                                         106,778
   4,505    Sunoco, Inc.                                                297,916
   4,220    Tesoro Corp.                                                269,827
   3,255    Transocean, Inc. (Cayman Islands)*                          236,118
  15,780    Valero Energy Corp.                                         825,767
   5,455    XTO Energy, Inc.                                            254,530
                                                                    -----------
                                                                     21,773,810
                                                                    -----------
            OIL & GAS SERVICES--9.8%
   4,310    Baker Hughes, Inc.                                          297,606
   4,645    BJ Services Co.                                             140,093
   3,295    Cameron International Corp.*                                165,080
   2,105    FMC Technologies, Inc.*                                     127,247
  14,175    Halliburton Co.                                             458,561
   6,720    Hanover Compressor Co.*                                     124,454
   2,145    National Oilwell Varco, Inc.*                               129,558
  11,030    Schlumberger Ltd. (Netherlands)                             695,773
   4,690    Smith International, Inc.                                   185,161
   2,440    Tidewater, Inc.                                             121,341
   4,685    Weatherford International Ltd. (Bermuda)*               $   192,460
                                                                    -----------
                                                                      2,637,334
                                                                    -----------
            PIPELINES--5.9%
  55,359    El Paso Corp.                                               758,418
   2,420    Kinder Morgan, Inc.                                         254,342
  24,060    Williams Cos., Inc.                                         587,786
                                                                    -----------
                                                                      1,600,546
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $25,030,650)--100.0%                               26,916,308
            Liabilities in excess of other assets--(0.0)%                (1,530)
                                                                    -----------
            NET ASSETS--100.0%                                      $26,914,778
                                                                    ===========

*    Non-income producing security.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                        -----------   ----------
United States                                           $25,242,141      93.8%
Netherlands                                                 695,773       2.6
Cayman Islands                                              575,332       2.1
Bermuda                                                     403,062       1.5
                                                        -----------     -----
Total investments                                        26,916,308     100.0
Liabilities in excess of other assets                        (1,530)     (0.0)
                                                        -----------     -----
Net Assets                                              $26,914,778     100.0%
                                                        ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES FTSE RAFI FINANCIALS SECTOR PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks--99.5%
            BANKS--26.5%
  2,525     AmSouth Bancorp                                           $   76,306
  1,027     Associated Banc-Corp                                          33,727
    835     Bancorpsouth, Inc.                                            21,334
 16,362     Bank of America Corp.                                        881,420
    403     Bank of Hawaii Corp.                                          21,025
  4,556     Bank of New York (The), Inc.                                 156,590
  4,125     BB&T Corp.                                                   179,520
    436     BOK Financial Corp.                                           22,410
    339     City National Corp.                                           22,564
  1,083     Colonial BancGroup (The), Inc.                                25,819
  1,507     Comerica, Inc.                                                87,692
    935     Commerce Bancorp, Inc.                                        32,650
    480     Commerce Bancshares, Inc.                                     23,765
    903     Compass Bancshares, Inc.                                      50,803
    408     Cullen/Frost Bankers, Inc.                                    22,097
  4,032     Fifth Third Bancorp                                          160,675
  1,179     First Horizon National Corp.                                  46,358
    967     FirstMerit Corp.                                              22,454
  1,071     Fremont General Corp.                                         15,562
  1,502     Fulton Financial Corp.                                        24,047
  1,907     Huntington Bancshares, Inc.                                   46,550
  3,257     KeyCorp                                                      120,965
    615     M&T Bank Corp.                                                74,913
  1,487     Marshall & Ilsley Corp.                                       71,287
  2,378     Mellon Financial Corp.                                        92,266
    887     Mercantile Bankshares Corp.                                   39,986
  6,266     National City Corp.                                          233,409
  2,773     North Fork Bancorporation, Inc.                               79,252
  1,039     Northern Trust Corp.                                          61,010
  2,010     PNC Financial Services Group, Inc.                           140,760
  3,230     Regions Financial Corp.                                      122,579
  1,071     Sky Financial Group, Inc.                                     26,829
    792     South Financial Group (The), Inc.                             21,012
  3,467     State Street Corp.                                           222,685
  2,586     SunTrust Banks, Inc.                                         204,268
  1,934     Synovus Financial Corp.                                       56,821
  1,119     TCF Financial Corp.                                           29,128
  1,887     TD Banknorth, Inc.                                            55,817
    931     UnionBanCal Corp.                                             53,607
 11,765     US Bancorp                                                   398,128
    995     Valley National Bancorp                                       25,930
 11,169     Wachovia Corp.                                               619,879
    520     Webster Financial Corp.                                       25,126
 18,995     Wells Fargo & Co.                                            689,328
    583     Whitney Holding Corp.                                         19,041
    551     Wilmington Trust Corp.                                        22,911
    608     Zions Bancorp                                                 48,883
                                                                      ----------
                                                                       5,529,188
                                                                      ----------
            COMMERCIAL SERVICES--0.2%
    595     Equifax, Inc.                                                 22,628
    351     Moody's Corp.                                                 23,271
                                                                      ----------
                                                                          45,899
                                                                      ----------
            DIVERSIFIED FINANCIAL SERVICES--26.7%
    184     Affiliated Managers Group, Inc.*                            $ 18,426
    712     AG Edwards, Inc.                                              40,620
  3,913     American Express Co.                                         226,211
  1,147     AmeriCredit Corp.*                                            29,329
  2,610     Ameriprise Financial, Inc.                                   134,415
    820     Bear Stearns (The) Cos., Inc.                                124,107
    175     BlackRock, Inc.                                               26,397
  1,702     Capital One Financial Corp.                                  135,020
  3,805     Charles Schwab (The) Corp.                                    69,327
     48     Chicago Mercantile Exchange Holdings, Inc.                    24,048
  1,631     CIT Group, Inc.                                               84,894
 17,220     Citigroup, Inc.                                              863,754
  4,848     Countrywide Financial Corp.                                  184,806
  3,229     Doral Financial Corp.                                         14,853
  6,885     Fannie Mae                                                   408,005
    528     Federated Investors, Inc., Class B                            18,105
    751     Franklin Resources, Inc.                                      85,584
  6,050     Freddie Mac                                                  417,389
  2,874     Friedman Billings Ramsey Group, Inc.                          21,929
  2,138     Goldman Sachs Group, Inc.                                    405,771
    647     IndyMac Bancorp, Inc.                                         29,406
  1,483     Janus Capital Group, Inc.                                     29,779
    735     Jefferies Group, Inc.                                         21,117
 18,300     JPMorgan Chase & Co.                                         868,151
  2,514     Lehman Brothers Holdings, Inc.                               195,690
  4,408     Merrill Lynch & Co., Inc.                                    385,347
  7,057     Morgan Stanley                                               539,366
    428     Nuveen Investments, Inc.                                      21,100
    803     Raymond James Financial, Inc.                                 25,584
    132     Student Loan Corp.                                            27,324
    875     T. Rowe Price Group, Inc.                                     41,396
  1,227     TD Ameritrade Holding Corp.                                   20,209
  1,407     Thornburg Mortgage, Inc.                                      36,132
                                                                      ----------
                                                                       5,573,591
                                                                      ----------
            FOREST PRODUCTS & PAPER--0.3%
  1,498     Plum Creek Timber Co., Inc.                                   53,838
                                                                      ----------
            INSURANCE--30.2%
  1,814     ACE Ltd. (Cayman Islands)                                    103,852
  2,010     AFLAC, Inc.                                                   90,289
     68     Alleghany Corp.*                                              20,791
  4,864     Allstate (The) Corp.                                         298,455
    671     AMBAC Financial Group, Inc.                                   56,022
    811     American Financial Group, Inc.                                38,814
 11,234     American International Group, Inc.                           754,587
    336     American National Insurance                                   38,976
    360     AmerUs Group Co.                                              24,653
  2,190     AON Corp.                                                     76,190
  1,439     Arch Capital Group Ltd. (Bermuda)*                            92,513
    779     Arthur J. Gallagher & Co.                                     21,695
    983     Assurant, Inc.                                                51,765

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks (Continued)
  1,015     Axis Capital Holdings Ltd. (Bermuda)                      $   33,343
    263     Berkshire Hathaway, Inc., Class B*                           924,444
  2,893     Chubb Corp.                                                  153,763
  1,119     Cincinnati Financial Corp.                                    51,082
  2,982     CNA Financial Corp.*                                         111,676
    888     Commerce Group, Inc.                                          26,285
  2,349     Conseco, Inc.*                                                47,779
    683     Endurance Specialty Holdings Ltd. (Bermuda)                   24,349
    432     Erie Indemnity Co., Class A                                   21,881
    392     Everest Re Group Ltd. (Bermuda)                               38,879
  1,635     Fidelity National Financial, Inc.                             36,461
  3,791     Fidelity National Title Group, Inc.                           83,440
    991     First American Corp.                                          40,463
  7,517     Genworth Financial, Inc., Class A                            251,368
    540     Hanover Insurance Group (The), Inc.                           24,489
  2,142     Hartford Financial Services Group, Inc.                      186,718
    600     HCC Insurance Holdings, Inc.                                  20,196
    344     LandAmerica Financial Group, Inc.                             21,703
  2,202     Lincoln National Corp.                                       139,409
  4,756     Loews Corp.                                                  185,104
     80     Markel Corp.*                                                 31,960
  5,220     Marsh & McLennan Cos., Inc.                                  153,677
  1,127     MBIA, Inc.                                                    69,897
    520     Mercury General Corp.                                         26,920
  5,671     MetLife, Inc.                                                323,984
    623     MGIC Investment Corp.                                         36,607
  1,410     Montpelier Re Holdings Ltd. (Bermuda)                         25,028
  1,131     Nationwide Financial Services, Class A                        57,591
    912     Odyssey Re Holdings Corp.                                     32,330
    655     Ohio Casualty Corp.                                           17,967
  2,474     Old Republic International Corp.                              55,739
    592     PartnerRe Ltd. (Bermuda)                                      41,393
  1,891     Phoenix (The) Cos., Inc.                                      29,953
    743     PMI Group (The)., Inc.                                        31,689
  1,602     Principal Financial Group, Inc.                               90,497
  2,694     Progressive (The) Corp.                                       65,114
    643     Protective Life Corp.                                         28,453
  2,573     Prudential Financial, Inc.                                   197,941
    607     Radian Group, Inc.                                            32,353
    667     Reinsurance Group of America, Inc.                            37,619
    627     RenaissanceRe Holdings Ltd. (Bermuda)                         34,109
  1,107     Safeco Corp.                                                  64,416
  4,903     St. Paul Travelers (The) Cos., Inc.                          250,690
    460     Stancorp Financial Group, Inc.                                21,017
    747     Torchmark Corp.                                               46,075
    511     Transatlantic Holdings, Inc.                                  31,140
    851     Unitrin, Inc.                                                 36,533
  6,111     UnumProvident Corp.                                          120,876
     60     Wesco Financial Corp.                                         28,765
     64     White Mountains Insurance Group Ltd. (Bermuda)                36,336
    831     Willis Group Holdings Ltd. (Bermuda)                          31,603
    759     WR Berkley Corp.                                              27,977
  1,299     XL Capital Ltd. (Cayman Islands)                              91,644
                                                                      ----------
                                                                       6,299,327
                                                                      ----------
            INVESTMENT COMPANIES--0.5%
  1,487     Allied Capital Corp.                                      $   46,885
    955     American Capital Strategies Ltd.                              41,218
  1,039     Tri-Continental Corp.                                         22,297
                                                                      ----------
                                                                         110,400
                                                                      ----------
            REAL ESTATE--0.5%
    907     CB Richard Ellis Group, Inc., Class A*                        27,237
  2,762     Realogy Corp.*                                                71,205
                                                                      ----------
                                                                          98,442
                                                                      ----------
            REITS--11.5%
    651     AMB Property Corp.                                            38,025
  3,773     Annaly Capital Management, Inc.                               49,502
  1,083     Apartment Investment & Management Co., Class A                62,078
  1,486     Archstone-Smith Trust                                         89,471
    408     AvalonBay Communities, Inc.                                   53,472
    679     Boston Properties, Inc.                                       72,538
    771     Brandywine Realty Trust                                       25,721
    408     BRE Properties, Inc.                                          27,050
    424     Camden Property Trust                                         34,225
    575     CBL & Associates Properties, Inc.                             25,145
    440     Colonial Properties Trust                                     22,172
  1,966     Crescent Real Estate EQT Co.                                  42,859
    695     Developers Diversified Realty Corp.                           42,326
  1,354     Duke Realty Corp.                                             54,241
    415     Equity Lifestyle Properties, Inc.                             20,447
  3,885     Equity Office Properties Trust                               165,112
  1,967     Equity Residential                                           107,417
    324     Federal Realty Investment Trust                               25,969
    767     First Industrial Realty Trust, Inc.                           35,259
  1,079     Franklin Street Properties Corp.                              22,173
    975     General Growth Properties, Inc.                               50,603
    767     Glimcher Realty Trust                                         19,758
  1,415     Health Care Property Investors, Inc.                          44,431
    735     Health Care REIT, Inc.                                        30,341
    512     Healthcare Realty Trust, Inc.                                 20,736
    899     Highwoods Properties, Inc.                                    34,342
    507     Home Properties, Inc.                                         32,027
    955     Hospitality Properties Trust                                  46,279
  2,913     Host Hotels & Resorts, Inc.                                   67,174
  3,185     HRPT Properties Trust                                         37,902
  2,822     IMPAC Mortgage Holdings, Inc.                                 26,724
  1,359     iStar Financial, Inc.                                         62,962
  1,341     Kimco Realty Corp.                                            59,581
    979     KKR Financial Corp.                                           26,267
    843     Liberty Property Trust                                        40,633
    415     Macerich (The) Co.                                            33,345
    831     Mack-Cali Realty Corp.                                        43,960
    819     Mills (The) Corp.                                             14,963
  1,095     Nationwide Health Properties, Inc.                            31,470
    699     New Century Financial Corp.                                   27,527
  1,459     New Plan Excel Realty Trust                                   42,019

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks (Continued)
    531     Post Properties, Inc.                                    $    26,008
    767     Potlatch Corp.                                                31,140
  1,055     Prologis                                                      66,750
    747     Public Storage, Inc.                                          67,013
    615     Rayonier, Inc.                                                25,209
    971     Realty Income Corp.                                           25,634
    731     Reckson Associates Realty Corp.                               32,252
    520     Redwood Trust, Inc.                                           28,584
    460     Regency Centers Corp.                                         33,194
  1,183     Senior Housing Properties Trust                               27,126
    540     Simon Property Group, Inc.                                    52,434
    232     SL Green Realty Corp.                                         28,084
  1,003     United Dominion Realty Trust, Inc.                            32,467
    687     Vornado Realty Trust                                          81,925
    735     Weingarten Realty Investors                                   34,178
                                                                     -----------
                                                                       2,400,244
                                                                     -----------
            SAVINGS & LOANS--3.0%
    887     Astoria Financial Corp.                                       25,732
    312     Downey Financial Corp.                                        21,491
  3,333     Hudson City Bancorp, Inc.                                     45,762
  2,809     New York Community Bancorp, Inc.                              45,927
    616     People's Bank                                                 25,071
  3,257     Sovereign Bancorp, Inc.                                       77,712
  1,071     Washington Federal, Inc.                                      24,890
  8,384     Washington Mutual, Inc.                                      354,643
                                                                     -----------
                                                                         621,228
                                                                     -----------
            SOFTWARE--0.1%
    664     MoneyGram International, Inc.                                 22,715
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $20,017,437)                                        20,754,872
                                                                     -----------
            Money Market Fund--0.1%
 26,110     AIM Liquid Asset Portfolio Private Class**
            (Cost $26,110)                                                26,110
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $20,043,547)--99.6%                                 20,780,982
            Other assets less liabilities--0.4%                           86,407
                                                                     -----------
            NET ASSETS--100.0%                                       $20,867,389
                                                                     ===========

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                        -----------   ----------
United States                                           $20,227,933      97.0%
Bermuda                                                     357,553       1.7
Cayman Islands                                              195,496       0.9
                                                        -----------     -----
Total investments                                        20,780,982      99.6
Other assets less liabilities                                86,407       0.4
                                                        -----------     -----
Net Assets                                              $20,867,389     100.0%
                                                        ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES FTSE RAFI HEALTH CARE SECTOR PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks--100.0%
            BIOTECHNOLOGY--6.1%
   9,770    Amgen, Inc.                                              $   741,640
   3,415    Biogen Idec, Inc.*                                           162,554
     845    Charles River Laboratories International, Inc.*               36,267
   3,705    Genentech, Inc.*                                             308,627
   1,955    Genzyme Corp.*                                               131,982
     810    Invitrogen Corp.*                                             46,988
   1,565    Medimmune, Inc.*                                              50,143
   4,325    Millennium Pharmaceuticals, Inc.*                             50,603
                                                                     -----------
                                                                       1,528,804
                                                                     -----------
            DISTRIBUTION/WHOLESALE--0.2%
   1,625    Owens & Minor, Inc.                                           51,204
                                                                     -----------
            ELECTRONICS--1.8%
   2,490    Applera Corp. - Applied Biosystems Group                      92,877
   2,595    Fisher Scientific International, Inc.*                       222,184
   3,000    Thermo Electron Corp.*                                       128,610
                                                                     -----------
                                                                         443,671
                                                                     -----------
            HEALTHCARE-PRODUCTS--21.2%
   2,090    Alcon, Inc. (Switzerland)                                    221,707
   1,080    Bausch & Lomb, Inc.                                           57,823
   9,895    Baxter International, Inc.                                   454,873
   1,195    Beckman Coulter, Inc.                                         68,796
   3,075    Becton Dickinson & Co.                                       215,342
   2,040    Biomet, Inc.                                                  77,194
  14,400    Boston Scientific Corp.*                                     229,104
   1,010    CR Bard, Inc.                                                 82,780
   1,295    Dade Behring Holdings, Inc.                                   47,177
   1,810    Dentsply International, Inc.                                  56,617
   1,555    Henry Schein, Inc.*                                           77,268
   1,480    Hillenbrand Industries, Inc.                                  86,846
  39,370    Johnson & Johnson                                          2,653,538
   9,245    Medtronic, Inc.                                              450,047
   1,560    Patterson Cos., Inc.*                                         51,246
   2,635    St. Jude Medical, Inc.*                                       90,512
   2,965    Stryker Corp.                                                155,040
     690    Varian Medical Systems, Inc.*                                 37,853
   2,555    Zimmer Holdings, Inc.*                                       183,986
                                                                     -----------
                                                                       5,297,749
                                                                     -----------
            HEALTHCARE-SERVICES--15.7%
   7,675    Aetna, Inc.                                                  316,363
   1,640    Apria Healthcare Group, Inc.*                                 38,196
   2,135    Community Health Systems, Inc.*                               69,281
   1,430    Coventry Health Care, Inc.*                                   67,139
   1,085    DaVita, Inc.*                                                 60,359
   8,885    HCA, Inc.                                                    448,869
   4,365    Health Management Associates, Inc.                            85,991
   3,515    Health Net, Inc.*                                            145,908
   4,005    Humana, Inc.*                                                240,300
   2,715    Kindred Healthcare, Inc.*                                     73,305
   1,335    Laboratory Corp. of America Holdings*                         91,434
   1,800    LifePoint Hospitals, Inc.*                                    63,900
   1,525    Lincare Holdings, Inc.*                                  $    51,179
   1,345    Magellan Health Services, Inc.*                               58,696
   1,320    Manor Care, Inc.                                              63,347
   2,325    Quest Diagnostics, Inc.                                      115,646
  41,565    Tenet Healthcare Corp.*                                      293,449
   2,650    Triad Hospitals, Inc.*                                        98,130
  12,710    UnitedHealth Group, Inc.                                     619,993
   1,475    Universal Health Services, Inc., Class B                      78,101
  11,310    WellPoint, Inc.*                                             863,178
                                                                     -----------
                                                                       3,942,764
                                                                     -----------
            INSURANCE--1.2%
   2,585    Cigna Corp.                                                  302,393
                                                                     -----------
            PHARMACEUTICALS--53.8%
  26,215    Abbott Laboratories                                        1,245,475
     835    Allergan, Inc.                                                96,443
     855    Barr Pharmaceuticals, Inc.*                                   44,776
  59,240    Bristol-Myers Squibb Co.                                   1,466,190
   4,240    Caremark Rx, Inc.                                            208,735
  17,580    Eli Lilly & Co.                                              984,656
   1,935    Express Scripts, Inc.*                                       123,298
   2,980    Forest Laboratories, Inc.*                                   145,841
   1,850    Gilead Sciences, Inc.*                                       127,465
   3,220    Hospira, Inc.*                                               117,047
   4,575    King Pharmaceuticals, Inc.*                                   76,540
   8,895    Medco Health Solutions, Inc.*                                475,883
  65,785    Merck & Co., Inc.                                          2,987,955
   2,930    Mylan Laboratories, Inc.                                      60,065
 132,345    Pfizer, Inc.                                               3,526,993
  32,725    Schering-Plough Corp.                                        724,532
   2,600    Watson Pharmaceuticals, Inc.*                                 69,966
  19,780    Wyeth                                                      1,009,373
                                                                     -----------
                                                                      13,491,233
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $25,042,094)--100.0%                                25,057,818
            Other assets less liabilities--0.0%                            4,939
                                                                     -----------
            NET ASSETS--100.0%                                       $25,062,757
                                                                     ===========

*    Non-income producing security.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                            VALUE      NET ASSET
                                                         -----------   ---------
United States                                            $24,836,111      99.1%
Switzerland                                                  221,707       0.9
                                                         -----------     -----
Total investments                                         25,057,818     100.0
Other assets less liabilities                                  4,939       0.0
                                                         -----------     -----
Net Assets                                               $25,062,757     100.0%
                                                         ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES FTSE RAFI INDUSTRIALS SECTOR PORTFOLIO
OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks--100.0%
            AEROSPACE/DEFENSE--14.5%
     560    Alliant Techsystems, Inc.*                                $   43,238
  10,725    Boeing Co.                                                   856,498
   5,274    General Dynamics Corp.                                       374,981
   2,306    Goodrich Corp.                                               101,672
   1,568    L-3 Communications Holdings, Inc.                            126,255
   5,790    Lockheed Martin Corp.                                        503,325
   7,423    Northrop Grumman Corp.                                       492,813
   9,179    Raytheon Co.                                                 458,491
   1,286    Rockwell Collins, Inc.                                        74,691
  11,822    United Technologies Corp.                                    776,941
                                                                      ----------
                                                                       3,808,905
                                                                      ----------
            AUTO MANUFACTURERS--1.5%
   3,577    Navistar International Corp.*                                 99,190
     606    Oshkosh Truck Corp.                                           27,397
   4,296    Paccar, Inc.                                                 254,367
                                                                      ----------
                                                                         380,954
                                                                      ----------
            BUILDING MATERIALS--2.5%
   5,177    American Standard Cos., Inc.                                 229,289
     608    Florida Rock Industries, Inc.                                 26,083
   1,509    Lennox International, Inc.                                    40,683
     480    Martin Marietta Materials, Inc.                               42,240
   8,066    Masco Corp.                                                  223,025
     572    Texas Industries, Inc.                                        35,521
   1,163    USG Corp.*                                                    56,859
                                                                      ----------
                                                                         653,700
                                                                      ----------
            CHEMICALS--0.6%
   2,447    Sherwin-Williams (The) Co.                                   144,936
                                                                      ----------
            COMMERCIAL SERVICES--5.2%
   7,289    Accenture Ltd., Class A (Bermuda)                            239,881
     786    Alliance Data Systems Corp.*                                  47,726
   4,953    BearingPoint, Inc.*                                           41,258
     816    ChoicePoint, Inc.*                                            29,694
   3,744    Convergys Corp.*                                              79,410
   1,912    Deluxe Corp.                                                  43,345
   2,351    Hewitt Associates, Inc., Class A*                             58,846
   1,240    Iron Mountain, Inc.*                                          53,779
   1,702    Kelly Services, Inc., Class A                                 48,984
   2,273    Manpower, Inc.                                               154,041
     761    Monster Worldwide, Inc.*                                      30,828
   3,835    PHH Corp.*                                                   105,846
   2,626    Quanta Services, Inc.*                                        48,056
   1,097    Robert Half International, Inc.                               40,095
   4,544    RR Donnelley & Sons Co.                                      153,860
   2,317    United Rentals, Inc.*                                         54,890
   5,800    Western Union (The) Co.*                                     127,890
                                                                      ----------
                                                                       1,358,429
                                                                      ----------
            COMPUTERS--0.6%
   1,647    Affiliated Computer Services, Inc., Class A*              $   88,082
   2,230    BISYS Group (The), Inc.*                                      24,619
   1,691    Ceridian Corp.*                                               39,857
                                                                      ----------
                                                                         152,558
                                                                      ----------
            DISTRIBUTION/WHOLESALE--0.6%
     808    WESCO International, Inc.*                                    52,738
   1,307    WW Grainger, Inc.                                             95,124
                                                                      ----------
                                                                         147,862
                                                                      ----------
            ELECTRIC--0.3%
   3,462    MDU Resources Group, Inc.                                     88,904
                                                                      ----------
            ELECTRICAL COMPONENTS & EQUIPMENT--2.4%
   5,803    Emerson Electric Co.                                         489,774
   1,158    Hubbell, Inc., Class B                                        57,344
   1,136    Molex, Inc.                                                   39,646
     991    Molex, Inc., Class A                                          29,284
                                                                      ----------
                                                                         616,048
                                                                      ----------
            ELECTRONICS--4.8%
   3,527    Agilent Technologies, Inc.*                                  125,561
     762    Amphenol Corp., Class A                                       51,740
   4,372    Arrow Electronics, Inc.*                                     130,504
   4,299    Avnet, Inc.*                                                 101,800
   2,863    AVX Corp.                                                     45,121
   1,545    Benchmark Electronics, Inc.*                                  41,020
  17,361    Flextronics International Ltd. (Singapore)*                  201,389
   2,716    Jabil Circuit, Inc.                                           77,976
     533    Mettler Toledo International, Inc.*                           36,590
   2,065    PerkinElmer, Inc.                                             44,108
  36,237    Sanmina-SCI Corp.*                                           143,136
  44,962    Solectron Corp.*                                             150,173
     656    Thomas & Betts Corp.*                                         33,804
   5,736    Vishay Intertechnology, Inc.*                                 77,379
                                                                      ----------
                                                                       1,260,301
                                                                      ----------
            ENGINEERING & CONSTRUCTION--1.5%
   1,171    EMCOR Group, Inc.*                                            69,265
   1,395    Fluor Corp.                                                  109,409
     874    Jacobs Engineering Group, Inc.*                               66,022
   1,725    Shaw Group (The), Inc.*                                       45,816
   1,250    URS Corp.*                                                    50,513
     890    Washington Group International, Inc.*                         50,392
                                                                      ----------
                                                                         391,417
                                                                      ----------
            ENVIRONMENTAL CONTROL--2.1%
  14,065    Allied Waste Industries, Inc.*                               170,890
   1,660    Republic Services, Inc.                                       68,077
   8,566    Waste Management, Inc.                                       321,053
                                                                      ----------
                                                                         560,020
                                                                      ----------
            FOREST PRODUCTS & PAPER--1.5%
   2,340    Louisiana-Pacific Corp.                                       46,285

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks (Continued)
   5,538    MeadWestvaco Corp.                                        $  152,406
  10,619    Smurfit-Stone Container Corp.*                               113,199
   2,291    Temple-Inland, Inc.                                           90,357
                                                                      ----------
                                                                         402,247
                                                                      ----------
            HAND/MACHINE TOOLS--0.2%
     706    Kennametal, Inc.                                              43,567
                                                                      ----------
            HOUSEHOLD PRODUCTS/WARES--0.7%
   2,214    Fortune Brands, Inc.                                         170,367
                                                                      ----------
            INTERNET--0.1%
     781    Checkfree Corp.*                                              30,834
                                                                      ----------
            MACHINERY-CONSTRUCTION & MINING--1.8%
   6,873    Caterpillar, Inc.                                            417,260
   1,254    Terex Corp.*                                                  64,907
                                                                      ----------
                                                                         482,167
                                                                      ----------
            MACHINERY-DIVERSIFIED--2.9%
   2,572    AGCO Corp.*                                                   68,801
   1,061    Cummins, Inc.                                                134,726
   4,263    Deere & Co.                                                  362,909
     615    Flowserve Corp.*                                              32,595
     257    NACCO Industries, Inc., Class A                               38,704
   1,642    Rockwell Automation, Inc.                                    101,804
   1,356    Tecumseh Products Co., Class A*                               22,781
     484    Tecumseh Products Co., Class B*                                8,088
                                                                      ----------
                                                                         770,408
                                                                      ----------
            METAL FABRICATE/HARDWARE--0.7%
   1,060    Mueller Industries, Inc.                                      38,870
   1,086    Precision Castparts Corp.                                     73,913
   2,333    Timken Co.                                                    70,107
                                                                      ----------
                                                                         182,890
                                                                      ----------
            MINING--0.4%
   1,142    Vulcan Materials Co.                                          93,050
                                                                      ----------
            MISCELLANEOUS MANUFACTURING--36.7%
   8,934    3M Co.                                                       704,357
     831    Acuity Brands, Inc.                                           41,168
     808    Brink's (The) Co.                                             42,412
     477    Carlisle Cos., Inc.                                           39,920
   1,361    Cooper Industries Ltd., Class A (Bermuda)                    121,741
     954    Crane Co.                                                     37,149
   2,334    Danaher Corp.                                                167,511
   2,661    Dover Corp.                                                  126,398
   2,500    Eaton Corp.                                                  181,075
 151,466    General Electric Co.                                       5,317,970
     658    Harsco Corp.                                                  53,713
  13,113    Honeywell International, Inc.                                552,320
   6,238    Illinois Tool Works, Inc.                                    298,987
   4,821    Ingersoll-Rand Co. Ltd., Class A (Bermuda)                   176,979
   2,151    ITT Corp.                                                    116,993
   1,972    Pall Corp.                                                $   62,907
   1,767    Parker Hannifin Corp.                                        147,774
   1,452    Pentair, Inc.                                                 47,829
   1,258    SPX Corp.                                                     72,360
     730    Teleflex, Inc.                                                45,406
   1,993    Textron, Inc.                                                181,223
   1,130    Trinity Industries, Inc.                                      40,748
  35,386    Tyco International Ltd. (Bermuda)                          1,041,409
                                                                      ----------
                                                                       9,618,349
                                                                      ----------
            PACKAGING & CONTAINERS--2.7%
   1,530    Ball Corp.                                                    63,633
   2,164    Bemis Co.                                                     72,754
   4,302    Crown Holdings, Inc.*                                         83,631
  13,073    Graphic Packaging Corp.*                                      50,985
     426    Greif, Inc., Class A                                          39,920
     151    Greif, Inc., Class B                                          12,897
   5,664    Owens-Illinois, Inc.*                                         94,021
   1,735    Packaging Corp. of America                                    39,853
   2,753    Pactiv Corp.*                                                 84,903
   1,465    Sealed Air Corp.                                              87,197
   2,160    Sonoco Products Co.                                           76,637
                                                                      ----------
                                                                         706,431
                                                                      ----------
            SOFTWARE--2.8%
   6,083    Automatic Data Processing, Inc.                              300,743
   5,827    First Data Corp.                                             141,305
   2,241    Fiserv, Inc.*                                                110,705
   1,439    IMS Health, Inc.                                              40,076
   2,445    Paychex, Inc.                                                 96,529
   1,819    Total System Services, Inc.                                   43,802
                                                                      ----------
                                                                         733,160
                                                                      ----------
            TELECOMMUNICATIONS--0.2%
     859    Anixter International, Inc.*                                  51,334
                                                                      ----------
            TRANSPORTATION--12.5%
     820    Alexander & Baldwin, Inc.                                     37,745
   4,354    Burlington Northern Santa Fe Corp.                           337,566
   1,111    CH Robinson Worldwide, Inc.                                   46,373
     990    Con-way, Inc.                                                 46,698
   9,121    CSX Corp.                                                    325,346
     948    Expeditors International Washington, Inc.                     44,945
   3,424    FedEx Corp.                                                  392,185
   1,656    JB Hunt Transport Services, Inc.                              35,836
   5,403    Norfolk Southern Corp.                                       284,036
     744    Overseas Shipholding Group                                    46,537
   2,047    Ryder System, Inc.                                           107,775
   2,176    Swift Transportation Co., Inc.*                               54,726
   1,710    Teekay Shipping Corp. (Marshall Islands)                      70,298
   4,950    Union Pacific Corp.                                          448,618
  12,195    United Parcel Service, Inc., Class B                         918,892
   1,662    Werner Enterprises, Inc.                                      30,498

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            Common Stocks (Continued)
   1,429    YRC Worldwide, Inc.*                                    $    55,359
                                                                    -----------
                                                                      3,283,433
                                                                    -----------
            TRUCKING & LEASING--0.2%
   1,434    GATX Corp.                                                   62,479
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $25,101,028)                                       26,194,750
                                                                    -----------
            Money Market Fund--0.2%
  38,248    AIM Liquid Asset Portfolio Private Class**
            (Cost $38,248)                                               38,248
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $25,139,276)--100.2%                               26,232,998
            Liabilities in excess of other assets--(0.2%)               (41,854)
                                                                    -----------
            NET ASSETS--100.0%                                      $26,191,144
                                                                    ===========

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                        -----------   ----------
United States                                           $24,381,301      93.1%
Bermuda                                                   1,580,010       6.0
Singapore                                                   201,389       0.8
Marshall Islands                                             70,298       0.3
                                                        -----------     -----
Total investments                                        26,232,998     100.2
Liabilities in excess of other assets                       (41,854)     (0.2)
                                                        -----------     -----
Net Assets                                              $26,191,144     100.0%
                                                        ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES FTSE RAFI TELECOMMUNICATIONS & TECHNOLOGY SECTOR PORTFOLIO OCTOBER 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            Common Stocks--99.8%
            COMPUTERS--18.5%
   3,075    Apple Computer, Inc.*                                     $  249,321
   3,445    Cadence Design Systems, Inc.*                                 61,528
   4,530    Computer Sciences Corp.*                                     239,411
  18,000    Dell, Inc.*                                                  437,939
   1,270    Diebold, Inc.                                                 55,474
     960    DST Systems, Inc.*                                            59,318
  12,940    Electronic Data Systems Corp.                                327,770
  20,410    EMC Corp.                                                    250,023
  17,970    Gateway, Inc.*                                                30,190
  28,125    Hewlett-Packard Co.                                        1,089,562
  11,465    International Business Machines Corp.                      1,058,562
   1,690    Lexmark International, Inc., Class A*                        107,467
   2,630    NCR Corp.*                                                   109,198
   1,545    Network Appliance, Inc.*                                      56,393
   2,870    Perot Systems Corp., Class A*                                 42,333
   1,320    SanDisk Corp.*                                                63,492
   7,810    Seagate Technology (Cayman Islands)                          176,350
  54,420    Sun Microsystems, Inc.*                                      295,501
   2,155    Synopsys, Inc.*                                               48,509
  10,725    Unisys Corp.*                                                 70,142
   2,305    Western Digital Corp.*                                        42,135
                                                                      ----------
                                                                       4,870,618
                                                                      ----------
            DISTRIBUTION/WHOLESALE--2.1%
   1,090    CDW Corp.                                                     71,580
  12,570    Ingram Micro, Inc., Class A*                                 259,067
   4,250    Tech Data Corp.*                                             167,238
   1,105    United Stationers, Inc.*                                      52,764
                                                                      ----------
                                                                         550,649
                                                                      ----------
            ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
   2,455    American Power Conversion Corp.                               74,215
                                                                      ----------
            HOLDING COMPANIES-DIVERSIFIED--0.1%
   1,520    Leucadia National Corp.                                       40,082
                                                                      ----------
            INTERNET--2.7%
   2,380    Check Point Software Technologies (Israel)*                   49,314
     585    Google, Inc., Class A*                                       278,689
   1,895    McAfee, Inc.*                                                 54,822
   6,105    Symantec Corp.*                                              121,123
   2,625    VeriSign, Inc.*                                               54,285
   5,995    Yahoo!, Inc.*                                                157,908
                                                                      ----------
                                                                         716,141
                                                                      ----------
            OFFICE/BUSINESS EQUIPMENT--1.9%
   4,905    IKON Office Solutions, Inc.                                   73,134
   3,575    Pitney Bowes, Inc.                                           166,988
  16,055    Xerox Corp.*                                                 272,935
                                                                      ----------
                                                                         513,057
                                                                      ----------
            RETAIL--0.2%
   2,175    Insight Enterprises, Inc.*                                    46,741
                                                                      ----------
            SEMICONDUCTORS--11.8%
   3,685    Advanced Micro Devices, Inc.*                             $   78,380
   2,550    Agere Systems, Inc.*                                          43,299
   2,305    Altera Corp.*                                                 42,504
   5,110    Amkor Technology, Inc.*                                       35,310
   2,470    Analog Devices, Inc.                                          78,595
  10,615    Applied Materials, Inc.                                      184,595
   9,210    Atmel Corp.*                                                  52,958
   1,840    Broadcom Corp., Class A*                                      55,697
   2,685    Fairchild Semiconductor International, Inc.*                  43,255
   2,070    Freescale Semiconductor, Inc., Class A*                       81,496
   3,595    Freescale Semiconductor, Inc., Class B*                      141,391
  48,040    Intel Corp.                                                1,025,175
   1,235    International Rectifier Corp.*                                44,423
   1,625    Intersil Corp., Class A                                       38,106
   1,445    Kla-Tencor Corp.                                              71,051
   1,020    Lam Research Corp.*                                           50,439
   2,045    Linear Technology Corp.                                       63,640
   5,875    LSI Logic Corp.*                                              59,044
   1,940    Marvell Technology Group Ltd. (Bermuda)*                      35,463
   2,205    Maxim Integrated Products, Inc.                               66,172
   1,310    Microchip Technology, Inc.                                    43,138
  13,160    Micron Technology, Inc.*                                     190,162
   2,100    National Semiconductor Corp.                                  51,009
   1,940    Novellus Systems, Inc.*                                       53,641
   2,075    Nvidia Corp.*                                                 72,355
   2,615    Teradyne, Inc.*                                               36,662
   9,895    Texas Instruments, Inc.                                      298,631
   2,465    Xilinx, Inc.                                                  62,882
                                                                      ----------
                                                                       3,099,473
                                                                      ----------
            SOFTWARE--17.6%
   1,600    Adobe Systems, Inc.*                                          61,200
   3,130    BEA Systems, Inc.*                                            50,925
   2,150    BMC Software, Inc.*                                           65,167
   4,075    CA, Inc.                                                     100,897
   1,280    Citrix Systems, Inc.*                                         37,798
   6,670    Compuware Corp.*                                              53,627
   2,425    Intuit, Inc.*                                                 85,603
 120,790    Microsoft Corp.                                            3,467,880
   5,580    Novell, Inc.*                                                 33,480
  33,450    Oracle Corp.*                                                617,822
   2,700    SYNNEX Corp.*                                                 60,615
                                                                      ----------
                                                                       4,635,014
                                                                      ----------
            TELECOMMUNICATIONS--44.6%
   6,195    Alltel Corp.                                                 330,255
   1,845    Amdocs Ltd. (Guernsey)*                                       71,512
   1,680    American Tower Corp., Class A*                                60,514
   4,120    Andrew Corp.*                                                 38,151
  83,250    AT&T, Inc.                                                 2,851,312
   7,980    Avaya, Inc.*                                                 102,224
  25,655    BellSouth Corp.                                            1,157,041

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks (Continued)
   2,685    CenturyTel, Inc.                                         $   108,044
   9,360    Cincinnati Bell, Inc.*                                        43,898
  36,600    Cisco Systems, Inc.*                                         883,158
   8,465    Citizens Communications Co.                                  124,097
   1,790    Comverse Technology, Inc.*                                    38,968
   5,015    Corning, Inc.*                                               102,456
   1,670    Crown Castle International Corp.*                             56,196
   1,435    Embarq Corp.                                                  69,382
   1,160    Harris Corp.                                                  49,416
   1,110    IDT Corp.*                                                    14,319
   2,495    IDT Corp., Class B*                                           32,410
   1,797    JDS Uniphase Corp.*                                           26,110
   7,235    Juniper Networks, Inc.*                                      124,587
  23,595    Lucent Technologies, Inc.*                                    57,336
  25,365    Motorola, Inc.                                               584,917
   8,575    NTL, Inc.                                                    231,782
   5,745    Qualcomm, Inc.                                               209,061
  47,390    Qwest Communications International, Inc.*                    408,976
  23,045    Sprint Nextel Corp.                                          430,711
   1,510    Telephone & Data Systems, Inc.                                73,764
   1,505    Telephone & Data Systems, Inc., Special Shares                69,983
   5,565    Tellabs, Inc.*                                                58,655
   1,620    US Cellular Corp.*                                           102,724
   9,280    Utstarcom, Inc.*                                              99,946
  76,240    Verizon Communications, Inc.                               2,820,879
  23,085    Windstream Corp.                                             316,726
                                                                     -----------
                                                                      11,749,510
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $24,988,161)                                        26,295,500
                                                                     -----------
            Money Market Fund--0.0%
   3,921    AIM Liquid Asset Portfolio Private Class**
            (Cost $3,921)                                                  3,921
                                                                     -----------
            Total Investments
            (Cost $24,992,082)--99.8%                                 26,299,421
            Other assets less liabilities--0.2%                           45,636
                                                                     -----------
            Net Assets--100.0%                                       $26,345,057
                                                                     ===========

*    Non-income producing security.

**   Affiliated investment.

COUNTRY BREAKDOWN (Unaudited)
October 31, 2006

                                                           VALUE      NET ASSETS
                                                        -----------   ----------
United States                                           $25,966,782      98.5%
Cayman Islands                                              176,350       0.7
Guernsey                                                     71,512       0.3
Israel                                                       49,314       0.2
Bermuda                                                      35,463       0.1
                                                        -----------     -----
Total investments                                        26,299,421      99.8
Other assets less liabilities                                45,636       0.2
                                                        -----------     -----
Net Assets                                              $26,345,057     100.0%
                                                        ===========     =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES FTSE RAFI UTILITIES SECTOR PORTFOLIO
October 31, 2006 (UNAUDITED)

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            Common Stocks--99.8%
            ELECTRIC--87.0%
  16,657    AES (The) Corp.*                                         $   366,287
   3,828    Allegheny Energy, Inc.*                                      164,719
   1,724    Allete, Inc.                                                  77,752
   5,012    Alliant Energy Corp.                                         192,210
   7,928    Ameren Corp.                                                 428,905
  24,212    American Electric Power Co., Inc.                          1,003,103
  53,081    Aquila, Inc.*                                                243,642
   3,680    Avista Corp.                                                  94,723
   1,400    Black Hills Corp.                                             48,314
  36,916    Centerpoint Energy, Inc.                                     571,460
   2,480    Cleco Corp.                                                   63,736
  15,992    CMS Energy Corp.*                                            238,121
  11,000    Consolidated Edison, Inc.                                    531,850
   5,580    Constellation Energy Group, Inc.                             348,192
  11,876    Dominion Resources, Inc.                                     961,837
   3,780    DPL, Inc.                                                    108,562
   9,192    DTE Energy Co.                                               417,593
  53,676    Duke Energy Corp.                                          1,698,310
   4,448    Duquesne Light Holdings, Inc.                                 88,204
  10,644    Edison International                                         473,019
   7,540    Energy East Corp.                                            183,297
   6,868    Entergy Corp.                                                589,480
  14,492    Exelon Corp.                                                 898,214
  11,900    FirstEnergy Corp.                                            700,315
  13,857    FPL Group, Inc.                                              706,707
   4,184    Great Plains Energy, Inc.                                    136,147
   3,496    Hawaiian Electric Industries, Inc.                            97,958
   2,496    Idacorp, Inc.                                                 98,417
  10,176    Northeast Utilities                                          254,502
   3,320    NRG Energy, Inc.*                                            159,858
   4,692    NSTAR                                                        163,235
   9,532    Pepco Holdings, Inc.                                         242,303
  13,028    PG&E Corp.                                                   562,028
   5,192    Pinnacle West Capital Corp.                                  248,230
   2,856    PNM Resources, Inc.                                           80,425
   8,992    PPL Corp.                                                    310,404
  12,212    Progress Energy, Inc.                                        561,752
   7,692    Public Service Enterprise Group, Inc.                        469,597
   6,428    Puget Energy, Inc.                                           153,501
  36,908    Reliant Energy, Inc.*                                        467,993
   4,584    SCANA Corp.                                                  183,177
   7,844    Sierra Pacific Resources*                                    118,915
  27,100    Southern (The) Co.                                           986,440
   9,345    TECO Energy, Inc.                                            154,099
  10,672    TXU Corp.                                                    673,723
   1,656    UIL Holdings Corp.                                            65,826
   1,588    Unisource Energy Corp.                                        56,501
   4,916    Westar Energy, Inc.                                          124,473
   4,312    Wisconsin Energy Corp.                                       198,093
   2,132    WPS Resources Corp.                                          113,444
  27,576    Xcel Energy, Inc.                                            608,602
                                                                     -----------
                                                                      18,488,195
                                                                     -----------
            ENVIRONMENTAL CONTROL--0.4%
   4,780    Nalco Holding Co.*                                       $    96,699
                                                                     -----------
            GAS--9.9%
   2,192    AGL Resources, Inc.                                           82,200
   3,792    Atmos Energy Corp.                                           116,528
   1,300    Energen Corp.                                                 55,666
   7,736    KeySpan Corp.                                                313,927
   1,216    New Jersey Resources Corp.                                    63,062
   2,204    Nicor, Inc.                                                  101,296
  16,637    NiSource, Inc.                                               387,143
   2,292    Peoples Energy Corp.                                         100,137
   2,748    Piedmont Natural Gas Co.                                      74,196
   7,361    Sempra Energy                                                390,428
   1,965    Southern Union Co.                                            54,391
   1,912    Southwest Gas Corp.                                           68,603
   4,244    UGI Corp.                                                    112,466
   3,252    Vectren Corp.                                                 94,503
   2,552    WGL Holdings, Inc.                                            82,812
                                                                     -----------
                                                                       2,097,358
                                                                     -----------
            PIPELINES--2.5%
   1,932    Equitable Resources, Inc.                                     78,285
   3,356    National Fuel Gas Co.                                        125,514
   5,516    Oneok, Inc.                                                  229,631
   1,344    Questar Corp.                                                109,509
                                                                     -----------
                                                                         542,939
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $20,042,117)                                        21,225,191
                                                                     -----------
            Money Market Fund--0.1%
  17,352    AIM Liquid Asset Portfolio Private Class**
            (Cost $17,352)                                                17,352
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $20,059,469)--99.9%                                 21,242,543
            Other assets less liabilities--0.1%                           12,559
                                                                     -----------
            NET ASSETS--100.0%                                       $21,255,102
                                                                     ===========

*    Non-income producing security.

**   Affiliated investment.

SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2006 (UNAUDITED)

                                                                                               POWERSHARES       POWERSHARES
                                                           POWERSHARES      POWERSHARES         FTSE RAFI         FTSE RAFI
                                                            FTSE RAFI        FTSE RAFI       BASIC MATERIALS   CONSUMER GOODS
                                                             US 1000     US 1500 SMALL-MID       SECTOR            SECTOR
                                                            PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                          ------------   -----------------   ---------------   --------------
ASSETS:
   Unaffiliated investments at value                      $379,603,747      $26,030,797        $26,780,011       $25,390,247
   Affiliated investments at value                             941,450           24,751            104,712             2,543
   Cash                                                      1,005,274          291,397              1,997                --
   Receivables:
      Capital stock sold                                     5,614,304               --                 --                --
      Dividends                                                310,529           13,503             15,222            19,700
      Investments sold                                          57,053               --                 --                --
      Due from Adviser                                              --            6,313              6,304             6,359
   Other assets                                                  1,302               --                 --                --
                                                          ------------      -----------        -----------       -----------
      TOTAL ASSETS                                         387,533,659       26,366,761         26,908,246        25,418,849
                                                          ------------      -----------        -----------       -----------

LIABILITIES:
   Due to custodian                                                 --               --                 --                37
   Payables:
      Investments purchased                                  5,557,931               --                 --                --
      Due to Adviser                                             6,932               --                 --                --
   Accrued advisory fees                                       139,616           11,019             11,102            10,605
   Accrued expenses                                            103,719           14,463             14,488            14,341
                                                          ------------      -----------        -----------       -----------
      TOTAL LIABILITIES                                      5,808,198           25,482             25,590            24,983
                                                          ------------      -----------        -----------       -----------
NET ASSETS                                                $381,725,461      $26,341,279        $26,882,656       $25,393,866
                                                          ============      ===========        ===========       ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                        $357,653,294      $25,069,004        $25,069,164       $24,623,599
   Undistributed net investment income (loss)                  923,397           17,802            102,644             3,619
   Accumulated net realized gain (loss) on investments        (272,672)          (9,035)                --                --
   Net unrealized appreciationon investments                23,421,442        1,263,508          1,710,848           766,648
                                                          ------------      -----------        -----------       -----------
NET ASSETS                                                $381,725,461      $26,341,279        $26,882,656       $25,393,866
                                                          ============      ===========        ===========       ===========
   Shares outstanding (unlimited amount authorized,
      $0.01 par value)                                       6,800,000          500,000            500,000           500,000
   Net asset value                                        $      56.14      $     52.68        $     53.77       $     50.79
                                                          ============      ===========        ===========       ===========
   Unaffiliated investments at cost                       $356,182,305      $24,767,289        $25,069,163       $24,623,599
                                                          ============      ===========        ===========       ===========
   Affiliated investments at cost                         $    941,450      $    24,751        $   104,712       $     2,543
                                                          ============      ===========        ===========       ===========

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             POWERSHARES                                          POWERSHARES
                                                              FTSE RAFI        POWERSHARES       POWERSHARES       FTSE RAFI
                                                          CONSUMER SERVICES     FTSE RAFI         FTSE RAFI       HEALTH CARE
                                                                SECTOR        ENERGY SECTOR   FINANCIALS SECTOR      SECTOR
                                                             PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                          -----------------   -------------   -----------------   -----------
ASSETS:
   Unaffiliated investments at value                          $26,562,521      $26,916,308       $20,754,872      $25,057,818
   Affiliated investments at value                                  5,712               --            26,110               --
   Cash                                                             2,897            1,682            62,723               --
   Receivables:
      Capital stock sold                                               --               --                --               --
      Dividends                                                     4,344           16,067            22,603           24,641
      Investments sold                                                 --               --            21,001               --
      Due from Adviser                                              6,307            6,348             6,498            6,393
   Other assets                                                        --               --                --               --
                                                              -----------      -----------       -----------      -----------
      TOTAL ASSETS                                             26,581,781       26,940,405        20,893,807       25,088,852
                                                              -----------      -----------       -----------      -----------

LIABILITIES:
   Due to custodian                                                    --               --                --              942
   Payables:
      Investments purchased                                            --               --             3,001               --
      Due to Adviser                                                   --               --                --               --
   Accrued advisory fees                                           11,053           11,087             9,422           10,717
   Accrued expenses                                                14,470           14,540            13,995           14,436
                                                              -----------      -----------       -----------      -----------
      TOTAL LIABILITIES                                            25,523           25,627            26,418           26,095
                                                              -----------      -----------       -----------      -----------
NET ASSETS                                                    $26,556,258      $26,914,778       $20,867,389      $25,062,757
                                                              ===========      ===========       ===========      ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $25,012,408      $25,082,904       $19,966,592      $25,061,152
   Undistributed net investment income (loss)                      (8,860)          (1,609)           34,617            4,939
   Accumulated net realized gain (loss) on investments             (9,951)         (52,175)          128,745          (19,058)
   Net unrealized appreciation on investments                   1,562,661        1,885,658           737,435           15,724
                                                              -----------      -----------       -----------      -----------
Net Assets                                                    $26,556,258      $26,914,778       $20,867,389      $25,062,757
                                                              ===========      ===========       ===========      ===========
   Shares outstanding (unlimited amount authorized,
      $0.01 par value)                                            500,000          500,000           400,000          500,000
   Net asset value                                            $     53.11      $     53.83       $     52.17      $     50.13
                                                              ===========      ===========       ===========      ===========
   Unaffiliated investments at cost                           $24,999,860      $25,030,650       $20,017,437      $25,042,094
                                                              ===========      ===========       ===========      ===========
   Affiliated investments at cost                             $     5,712      $        --       $    26,110      $        --
                                                              ===========      ===========       ===========      ===========

                                                                                     POWERSHARES
                                                              POWERSHARES            FTSE RAFI            POWERSHARES
                                                              FTSE RAFI         TELECOMMUNICATIONS &       FTSE RAFI
                                                          INDUSTRIALS SECTOR     TECHNOLOGY SECTOR     UTILITIES SECTOR
                                                               PORTFOLIO              PORTFOLIO            PORTFOLIO
                                                          ------------------    --------------------   ----------------
ASSETS:
   Unaffiliated investments at value                          $26,194,750           $26,295,500           $21,225,191
   Affiliated investments at value                                 38,248                 3,921                17,352
   Cash                                                                --                    --                    --
   Receivables:
      Capital stock sold                                               --                    --                    --
      Dividends                                                    16,413                66,708                32,371
      Investments sold                                                 --                    --                    --
      Due from Adviser                                              6,299                 6,310                 6,514
   Other assets                                                        --                    --                    --
                                                              -----------           -----------           -----------
      TOTAL ASSETS                                             26,255,710            26,372,439            21,281,428
                                                              -----------           -----------           -----------

LIABILITIES:
   Due to custodian                                                38,957                 1,887                 2,253
   Payables:
      Investments purchased                                            --                    --                    --
      Due to Adviser                                                   --                    --                    --
   Accrued advisory fees                                           11,120                11,031                 9,860
   Accrued expenses                                                14,489                14,464                14,213
                                                              -----------           -----------           -----------
      TOTAL LIABILITIES                                            64,566                27,382                26,326
                                                              -----------           -----------           -----------
NET ASSETS                                                    $26,191,144           $26,345,057           $21,255,102
                                                              ===========           ===========           ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $25,055,365           $24,988,170           $19,955,232
   Undistributed net investment income (loss)                      35,380                49,557                30,056
   Accumulated net realized gain (loss) on investments              6,677                    (9)               86,740
   Net unrealized appreciationon investments                    1,093,722             1,307,339             1,183,074
                                                              -----------           -----------           -----------
Net Assets                                                    $26,191,144           $26,345,057           $21,255,102
                                                              ===========           ===========           ===========
   Shares outstanding (unlimited amount authorized,
      $0.01 par value)                                            500,000               500,000               400,000
   Net asset value                                            $     52.38           $     52.69           $     53.14
                                                              ===========           ===========           ===========
   Unaffiliated investments at cost                           $25,101,028           $24,988,161           $20,042,117
                                                              ===========           ===========           ===========
   Affiliated investments at cost                             $    38,248           $     3,921           $    17,352
                                                              ===========           ===========           ===========

STATEMENTS OF OPERATIONS

                                                                   POWERSHARES          POWERSHARES         POWERSHARES
                                                POWERSHARES         FTSE RAFI            FTSE RAFI           FTSE RAFI
                                                 FTSE RAFI           US 1500          BASIC MATERIALS      CONSUMER GOODS
                                                  US 1000           SMALL-MID             SECTOR               SECTOR
                                                 PORTFOLIO          PORTFOLIO            PORTFOLIO           PORTFOLIO
                                             ----------------  -------------------  -------------------  -------------------
                                                                 FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                                                               SEPTEMBER 20, 2006*  SEPTEMBER 20, 2006*  SEPTEMBER 20, 2006*
                                             SIX MONTHS ENDED        THROUGH              THROUGH              THROUGH
                                             OCTOBER 31, 2006    OCTOBER 31, 2006     OCTOBER 31, 2006     OCTOBER 31, 2006
                                               (UNAUDITED)         (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
                                             ----------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
   Unaffiliated dividend income                $ 1,864,670         $   39,762           $  124,679            $ 24,880
   Affiliated dividend income                        1,651                 36                   66                   2
   Foreign withholding taxes                          (316)               (20)                  --                  --
                                               -----------         ----------           ----------            --------
                                                 1,866,005             39,778              124,745              24,882
                                               -----------         ----------           ----------            --------
EXPENSES:
   Advisory fees                                   480,465             14,803               14,893              14,294
   Licensing                                        96,093              2,961                2,978               2,859
   Administration fees                              24,435                444                  447                 429
   Accounting                                       21,837                296                  298                 286
   Offering costs                                   15,245              1,151                1,151               1,151
   Registration & filings                           11,527                385                  385                 378
   Printing                                         11,001              1,538                1,538               1,538
   Custodian and transfer agent fees                10,046                815                  816                 810
   Audit                                             9,075              3,390                3,390               3,390
   Trustees                                          4,688                 37                   37                  36
   Legal                                             2,116                154                  154                 154
   Listing fee and expenses                          2,082              2,146                2,148               2,140
   Other expenses                                   12,090              2,130                2,130               2,130
                                               -----------         ----------           ----------            --------
      TOTAL EXPENSES                               700,700             30,250               30,365              29,595
   Less fees waived:
      Advisory                                     (12,497)            (8,274)              (8,264)             (8,332)
                                               -----------         ----------           ----------            --------
      NET EXPENSES                                 688,203             21,976               22,101              21,263
                                               -----------         ----------           ----------            --------
      NET INVESTMENT INCOME (LOSS)               1,177,802             17,802              102,644               3,619
                                               -----------         ----------           ----------            --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                 (192,947)            (9,035)                  --                  --
      In-kind redemptions                               --                 --                   --                  --
                                               -----------         ----------           ----------            --------
   Net realized gain(loss)                        (192,947)            (9,035)                  --                  --
   Net change in unrealized appreciation on
      investments                               20,892,255          1,263,508            1,710,848             766,648
                                               -----------         ----------           ----------            --------
   Net realized and unrealized gain (loss)
      on investments                            20,699,308          1,254,473            1,710,848             766,648
                                               -----------         ----------           ----------            --------
   Net increase in net assets resulting
      from operations                          $21,877,110         $1,272,275           $1,813,492            $770,267
                                               ===========         ==========           ==========            ========

*    Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                POWERSHARES                               POWERSHARES           POWERSHARES
                                             CONSUMER SERVICES        POWERSHARES          FTSE RAFI             FTSE RAFI
                                                 FTSE RAFI             FTSE RAFI          FINANCIALS            HEALTH CARE
                                                  SECTOR             ENERGY SECTOR          SECTOR                SECTOR
                                                 PORTFOLIO             PORTFOLIO           PORTFOLIO             PORTFOLIO
                                             -------------------  -------------------  -------------------  -------------------
                                                FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                                             SEPTEMBER 20, 2006*  SEPTEMBER 20, 2006*  SEPTEMBER 20, 2006*  SEPTEMBER 20, 2006*
                                                  THROUGH              THROUGH               THROUGH              THROUGH
                                              OCTOBER 31, 2006      OCTOBER 31, 2006    OCTOBER 31, 2006     OCTOBER 31, 2006
                                                (UNAUDITED)            (UNAUDITED)         (UNAUDITED)          (UNAUDITED)
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
   Unaffiliated dividend income                  $   13,173            $   20,534           $ 59,552             $ 26,554
   Affiliated dividend income                             6                    --                 42                   --
   Foreign withholding taxes                             --                    --                 --                   --
                                                 ----------            ----------           --------             --------
                                                     13,179                20,534             59,594               26,554
                                                 ----------            ----------           --------             --------
EXPENSES:
   Advisory fees                                     14,848                15,281             13,223               14,907
   Licensing                                          2,970                 3,056              2,645                2,981
   Administration fees                                  445                   458                397                  447
   Accounting                                           297                   306                264                  298
   Offering costs                                     1,151                 1,151              1,151                1,151
   Registration & filings                               384                   385                385                  385
   Printing                                           1,538                 1,538              1,538                1,538
   Custodian and transfer agent fees                    816                   820                799                  816
   Audit                                              3,390                 3,390              3,390                3,390
   Trustees                                              37                    38                 37                   37
   Legal                                                154                   154                154                  154
   Listing fee and expenses                           2,145                 2,205              2,093                2,198
   Other expenses                                     2,130                 2,130              2,130                2,130
                                                 ----------            ----------           --------             --------
      TOTAL EXPENSES                                 30,305                30,912             28,206               30,432
   Less fees waived:
      Advisory                                       (8,266)               (8,267)            (8,443)              (8,311)
                                                 ----------            ----------           --------             --------
      NET EXPENSES                                   22,039                22,645             19,763               22,121
                                                 ----------            ----------           --------             --------
      NET INVESTMENT INCOME (LOSS)                   (8,860)               (2,111)            39,831                4,433
                                                 ----------            ----------           --------             --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                    (9,951)                   --            (10,403)                  --
      In-kind redemptions                                --               (52,175)           139,148              (19,058)
                                                 ----------            ----------           --------             --------
   Net realized gain(loss)                           (9,951)              (52,175)           128,745              (19,058)
   Net change in unrealized appreciation on
      investments                                 1,562,661             1,885,658            737,435               15,724
                                                 ----------            ----------           --------             --------
   Net realized and unrealized gain (loss)
      on investments                              1,552,710             1,833,483            866,180               (3,334)
                                                 ----------            ----------           --------             --------
   Net increase in net assets resulting
      from operations                            $1,543,850            $1,831,372           $906,011             $  1,099
                                                 ==========            ==========           ========             ========

                                                                      POWERSHARES
                                                 POWERSHARES           FTSE RAFI           POWERSHARES
                                                  FTSE RAFI       TELECOMMUNICATIONS         FTSE RAFI
                                                 INDUSTRIALS        & TECHNOLOGY            UTILITIES
                                                   SECTOR               SECTOR               SECTOR
                                                 PORTFOLIO            PORTFOLIO             PORTFOLIO
                                             -------------------  -------------------  -------------------
                                                FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                                             SEPTEMBER 20, 2006*  SEPTEMBER 20, 2006*  SEPTEMBER 20, 2006*
                                                   THROUGH              THROUGH              THROUGH
                                              OCTOBER 31, 2006     OCTOBER 31, 2006      OCTOBER 31, 2006
                                                 (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
                                             -------------------  -------------------  -------------------
INVESTMENT INCOME:
   Unaffiliated dividend income                  $   57,476            $   71,573          $   56,607
   Affiliated dividend income                            31                     7                  28
   Foreign withholding taxes                             --                    --                  --
                                                 ----------            ----------          ----------
                                                     57,507                71,580              56,635
                                                 ----------            ----------          ----------
EXPENSES:
   Advisory fees                                     14,911                14,837              14,049
   Licensing                                          2,982                 2,967               2,810
   Administration fees                                  447                   445                 422
   Accounting                                           298                   297                 281
   Offering costs                                     1,151                 1,151               1,151
   Registration & filings                               385                   384                 385
   Printing                                           1,538                 1,538               1,538
   Custodian and transfer agent fees                    816                   815                 808
   Audit                                              3,390                 3,390               3,390
   Trustees                                              37                    37                  37
   Legal                                                154                   154                 154
   Listing fee and expenses                           2,147                 2,145               2,197
   Other expenses                                     2,130                 2,130               2,130
                                                 ----------            ----------          ----------
      TOTAL EXPENSES                                 30,386                30,290              29,352
   Less fees waived:
      Advisory                                       (8,259)               (8,267)             (8,431)
                                                 ----------            ----------          ----------
      NET EXPENSES                                   22,127                22,023              20,921
                                                 ----------            ----------          ----------
      NET INVESTMENT INCOME (LOSS)                   35,380                49,557              35,714
                                                 ----------            ----------          ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                        --                    (9)                 --
      In-kind redemptions                             6,677                    --              86,740
                                                 ----------            ----------          ----------
   Net realized gain(loss)                            6,677                    (9)             86,740
   Net change in unrealized appreciation on
      investments                                 1,093,722             1,307,339           1,183,074
                                                 ----------            ----------          ----------
   Net realized and unrealized gain (loss)
      on investments                              1,100,399             1,307,330           1,269,814
                                                 ----------            ----------          ----------
   Net increase in net assets resulting
      from operations                            $1,135,779            $1,356,887          $1,305,528
                                                 ==========            ==========          ==========

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             POWERSHARES          POWERSHARES         POWERSHARES
                                                POWERSHARES                   FTSE RAFI            FTSE RAFI           FTSE RAFI
                                                 FTSE RAFI                     US 1500          BASIC MATERIALS      CONSUMER GOODS
                                                  US 1000                     SMALL-MID              SECTOR              SECTOR
                                                 PORTFOLIO                    PORTFOLIO            PORTFOLIO           PORTFOLIO
                                   ------------------------------------  -------------------  -------------------  -----------------
                                                                           FOR THE PERIOD        FOR THE PERIOD      FOR THE PERIOD
                                                       FOR THE PERIOD    SEPTEMBER 20, 2006*  SEPTEMBER 20, 2006*    SEPTEMBER 20,
                                   SIX MONTHS ENDED  DECEMBER 19, 2005*        THROUGH              THROUGH          2006* THROUGH
                                   OCTOBER 31, 2006        THROUGH         OCTOBER 31, 2006     OCTOBER 31, 2006    OCTOBER 31, 2006
                                      (UNAUDITED)      APRIL 30, 2006        (UNAUDITED)          (UNAUDITED)         (UNAUDITED)
                                   ----------------  ------------------  -------------------  -------------------  -----------------
OPERATIONS:
   Net investment income (loss)      $  1,177,802       $    323,389         $    17,802          $   102,644         $     3,619
   Net realized gain (loss)
      on investments                     (192,947)           918,416              (9,035)                  --                  --
   Net change in unrealized
      appreciationon investments       20,892,255          2,529,187           1,263,508            1,710,848             766,648
                                     ------------       ------------         -----------          -----------         -----------
   Net increase in net
      assets resulting
      from operations                  21,877,110          3,770,992           1,272,275            1,813,492             770,267
                                     ------------       ------------         -----------          -----------         -----------
   Undistributed net investment
      income (loss) included in
      price of units issued
      and redeemed                        530,333                 --                  --                   --                  --
                                     ------------       ------------         -----------          -----------         -----------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income                 (913,759)          (194,752)                 --                   --                  --
                                     ------------       ------------         -----------          -----------         -----------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold          255,879,104        121,737,639          25,069,004           25,069,164          24,623,599
   Value of shares repurchased                 --        (20,430,873)                 --                   --                  --
   Net income equalization               (530,333)                --                  --                   --                  --
                                     ------------       ------------         -----------          -----------         -----------
   Net increase in net assets
      resulting from share
      transactions                    255,348,771        101,306,766          25,069,004           25,069,164          24,623,599
                                     ------------       ------------         -----------          -----------         -----------
   INCREASE IN NET ASSETS             276,842,455        104,883,006          26,341,279           26,882,656          25,393,866
NET ASSETS:
   Beginning of period                104,883,006                 --                  --                   --                  --
                                     ------------       ------------         -----------          -----------         -----------
   End of period                     $381,725,461       $104,883,006         $26,341,279          $26,882,656         $25,393,866
                                     ============       ============         ===========          ===========         ===========
   Undistributed net
      investment income (loss)
      at end of period               $    923,397       $    129,021         $    17,802          $   102,644         $     3,619
                                     ============       ============         ===========          ===========         ===========
CHANGES IN SHARES
   OUTSTANDING:
   Shares sold                          4,800,000          2,400,000             500,000              500,000             500,000
   Shares repurchased                          --           (400,000)                 --                   --                  --
   Shares outstanding,
      beginning of period               2,000,000                 --                  --                   --                  --
                                     ------------       ------------         -----------          -----------         -----------
   Shares outstanding,
      end of period                     6,800,000          2,000,000             500,000              500,000             500,000
                                     ============       ============         ===========          ===========         ===========

*     Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                      POWERSHARES        POWERSHARES       POWERSHARES       POWERSHARES
                                       FTSE RAFI          FTSE RAFI         FTSE RAFI         FTSE RAFI
                                   CONSUMER SERVICES        ENERGY         FINANCIALS        HEALTH CARE
                                         SECTOR             SECTOR           SECTOR            SECTOR
                                       PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                   -----------------  ----------------  ----------------  ----------------
                                     FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                     SEPTEMBER 20,      SEPTEMBER 20,     SEPTEMBER 20,     SEPTEMBER 20,
                                     2006* THROUGH      2006* THROUGH     2006* THROUGH     2006* THROUGH
                                    OCTOBER 31, 2006  OCTOBER 31, 2006  OCTOBER 31, 2006  OCTOBER 31, 2006
                                      (UNAUDITED)       (UNAUDITED)        (UNAUDITED)       (UNAUDITED)
                                   -----------------  ----------------  ----------------  ----------------
OPERATIONS:
   Net investment income (loss)       $    (8,860)      $    (2,111)      $    39,831       $     4,433
   Net realized gain (loss)
      on investments                       (9,951)          (52,175)          128,745           (19,058)
   Net change in unrealized
      appreciationon investments        1,562,661         1,885,658           737,435            15,724
                                      -----------       -----------       -----------       -----------
   Net increase in net
      assets resulting
      from operations                   1,543,850         1,831,372           906,011             1,099
                                      -----------       -----------       -----------       -----------
   Undistributed net investment
      income (loss) included in
      price of units issued
      and redeemed                             --               502            (5,214)              506
                                      -----------       -----------       -----------       -----------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income                       --                --                --                --
                                      -----------       -----------       -----------       -----------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold           25,012,408        30,036,874        25,106,345        30,050,513
   Value of shares repurchased                 --        (4,953,468)       (5,144,967)       (4,988,855)
   Net income equalization                     --              (502)            5,214              (506)
                                      -----------       -----------       -----------       -----------
   Net increase in net assets
      resulting from share
      transactions                     25,012,408        25,082,904        19,966,592        25,061,152
                                      -----------       -----------       -----------       -----------
   INCREASE IN NET ASSETS              26,556,258        26,914,778        20,867,389        25,062,757
NET ASSETS:
   Beginning of period                         --                --                --                --
                                      -----------       -----------       -----------       -----------
   End of period                      $26,556,258       $26,914,778       $20,867,389       $25,062,757
                                      ===========       ===========       ===========       ===========
   Undistributed net
      investment income (loss)
      at end of period                $    (8,860)      $    (1,609)      $    34,617       $     4,939
                                      ===========       ===========       ===========       ===========
CHANGES IN SHARES
   OUTSTANDING:
   Shares sold                            500,000           600,000           500,000           600,000
   Shares repurchased                          --          (100,000)         (100,000)         (100,000)
   Shares outstanding,
      beginning of period                      --                --                --                --
                                      -----------       -----------       -----------       -----------
   Shares outstanding,
      end of period                       500,000           500,000           400,000           500,000
                                      ===========       ===========       ===========       ===========

                                      POWERSHARES        POWERSHARES        POWERSHARES
                                       FTSE RAFI          FTSE RAFI          FTSE RAFI
                                      INDUSTRIALS    TELECOMMUNICATIONS      UTILITIES
                                        SECTOR          & TECHNOLOGY          SECTOR
                                       PORTFOLIO      SECTOR PORTFOLIO      PORTFOLIO
                                   ----------------  ------------------  ----------------
                                    FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                     SEPTEMBER 20,      SEPTEMBER 20,      SEPTEMBER 20,
                                     2006* THROUGH      2006* THROUGH      2006* THROUGH
                                   OCTOBER 31, 2006   OCTOBER 31, 2006   OCTOBER 31, 2006
                                     (UNAUDITED)         (UNAUDITED)       (UNAUDITED)
                                   ----------------  ------------------  ----------------
OPERATIONS:
   Net investment income (loss)      $    35,380        $    49,557      $     35,714
   Net realized gain (loss)
      on investments                       6,677                 (9)           86,740
   Net change in unrealized
      appreciationon investments       1,093,722          1,307,339         1,183,074
                                     -----------        -----------      ------------
   Net increase in net
      assets resulting
      from operations                  1,135,779          1,356,887         1,305,528
                                     -----------        -----------      ------------
   Undistributed net investment
      income (loss) included in
      price of units issued
      and redeemed                            --                 --            (5,658)
                                     -----------        -----------      ------------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income                      --                 --                --
                                     -----------        -----------      ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold          30,322,752         24,988,170        30,062,903
   Value of shares repurchased        (5,267,387)                --       (10,113,329)
   Net income equalization                    --                 --             5,658
                                     -----------        -----------      ------------
   Net increase in net assets
      resulting from share
      transactions                    25,055,365         24,988,170        19,955,232
                                     -----------        -----------      ------------
   INCREASE IN NET ASSETS             26,191,144         26,345,057        21,255,102
NET ASSETS:
   Beginning of period                        --                 --                --
                                     -----------        -----------      ------------
   End of period                     $26,191,144        $26,345,057      $ 21,255,102
                                     ===========        ===========      ============
   Undistributed net
      investment income (loss)
      at end of period               $    35,380        $    49,557      $     30,056
                                     ===========        ===========      ============
CHANGES IN SHARES
   OUTSTANDING:
   Shares sold                           600,000            500,000           600,000
   Shares repurchased                   (100,000)                --          (200,000)
   Shares outstanding,
      beginning of period                     --                 --                --
                                     -----------        -----------      ------------
   Shares outstanding,
      end of period                      500,000            500,000           400,000
                                     ===========        ===========      ============

FINANCIAL HIGHLIGHTS

POWERSHARES FTSE RAFI US 1000 PORTFOLIO

                                                                  FOR PERIOD
                                           SIX MONTHS ENDED   DECEMBER 19, 2005*
                                           OCTOBER 31, 2006        THROUGH
                                             (UNAUDITED)        APRIL 30, 2006
                                           ----------------   ------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of
      period                                   $  52.44            $  49.64
                                               --------            --------
   Net investment income**                         0.32                0.24
   Net realized and unrealized gain on
      investments                                  3.52                2.68
                                               --------            --------
      Total from operations                        3.84                2.92
                                               --------            --------
   Undistributed net investment income
      included in price of units issued
      and redeemed**                               0.14                  --
                                               --------            --------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.28)              (0.12)
                                               --------            --------
   Net asset value at end of period            $  56.14            $  52.44
                                               --------            --------
TOTAL RETURN***                                    7.63%               5.89%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's
      omitted)                                 $381,725            $104,883
   Ratio to average net assets of:
      Expenses, net of waivers                     0.72%+              0.76%+
      Expenses, prior to waivers                   0.73%+              1.00%+
      Net investment income, net of
         waivers                                   1.23%+              1.38%+
   Portfolio turnover rate ++                         2%                  2%

POWERSHARES FTSE RAFI US 1500 SMALL-MID PORTFOLIO

                                                               FOR THE PERIOD
                                                             SEPTEMBER 20, 2006*
                                                                   THROUGH
                                                              OCTOBER 31, 2006
                                                                 (UNAUDITED)
                                                             -------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 50.52
                                                                   -------
   Net investment income**                                            0.04
   Net realized and unrealized gain on investments                    2.12
                                                                   -------
   Total from operations                                              2.16
                                                                   -------
   Net asset value at end of period                                $ 52.68
                                                                   -------
TOTAL RETURN***                                                       4.28%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $26,341
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.74%+
      Expenses, prior to waivers                                      1.02%+
      Net investment income, net of waivers                           0.60%+
   Portfolio turnover rate ++                                            0%(a)

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES FTSE RAFI BASIC MATERIALS SECTOR PORTFOLIO

                                                                FOR THE PERIOD
                                                             SEPTEMBER 20, 2006*
                                                                   THROUGH
                                                               OCTOBER31, 2006
                                                                 (UNAUDITED)
                                                             -------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 50.27
                                                                   -------
   Net investment income**                                            0.21
   Net realized and unrealized gain on investments                    3.29
                                                                   -------
      Total from operations                                           3.50
                                                                   -------
   Net asset value at end of period                                $ 53.77
                                                                   -------
TOTAL RETURN***                                                       6.96%
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $26,883
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.74%+
      Expenses, prior to waivers                                      1.02%+
      Net investment income, net of waivers                           3.45%+
   Portfolio turnover rate ++                                            0%

POWERSHARES FTSE RAFI CONSUMER GOODS SECTOR PORTFOLIO

                                                                FOR THE PERIOD
                                                             SEPTEMBER 20, 2006*
                                                                   THROUGH
                                                               OCTOBER31, 2006
                                                                 (UNAUDITED)
                                                             -------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 49.03
                                                                   -------
   Net investment income**                                            0.01
   Net realized and unrealized gain on investments                    1.75
                                                                   -------
      Total from operations                                           1.76
                                                                   -------
   Net asset value at end of period                                $ 50.79
                                                                   -------
TOTAL RETURN***                                                       3.59%
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $25,394
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.74%+
      Expenses, prior to waivers                                      1.04%+
      Net investment income, net of waivers                           0.13%+
   Portfolio turnover rate ++                                            0%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES FTSE RAFI CONSUMER SERVICES SECTOR PORTFOLIO

                                                                FOR THE PERIOD
                                                             SEPTEMBER 20, 2006*
                                                                   THROUGH
                                                               OCTOBER31, 2006
                                                                 (UNAUDITED)
                                                             -------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 50.53
                                                                   -------
   Net investment loss**                                             (0.02)
   Net realized and unrealized gain on investments                    2.60
                                                                   -------
      Total from operations                                           2.58
                                                                   -------
   Net asset value at end of period                                $ 53.11
                                                                   -------
TOTAL RETURN***                                                       5.11%
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $26,556
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.74%+
      Expenses, prior to waivers                                      1.02%+
      Net investment loss, net of waivers                            (0.30)%+
   Portfolio turnover rate ++                                            0%

POWERSHARES FTSE RAFI ENERGY SECTOR PORTFOLIO

                                                                FOR THE PERIOD
                                                             SEPTEMBER 20, 2006*
                                                                   THROUGH
                                                               OCTOBER31, 2006
                                                                 (UNAUDITED)
                                                             -------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 49.16
                                                                   -------
   Net investment loss**                                                --(a)
   Net realized and unrealized gain on investments                    4.67
                                                                   -------
      Total from operations                                           4.67
                                                                   -------
   Undistributed net investment income included in
      price of units issued and redeemed**                              --(a)
                                                                   -------
   Net asset value at end of period                                $ 53.83
                                                                   -------
TOTAL RETURN***                                                       9.50%
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $26,915
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.74%+
      Expenses, prior to waivers                                      1.01%+
      Net investment loss, net of waivers                            (0.07)%+
   Portfolio turnover rate ++                                            0%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES FTSE RAFI FINANCIALS SECTOR PORTFOLIO

                                                       FOR THE PERIOD
                                                     SEPTEMBER 20, 2006*
                                                          THROUGH
                                                      OCTOBER 31, 2006
                                                        (UNAUDITED)
                                                     ------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                 $ 50.47
                                                          -------
   Net investment income**                                   0.09
   Net realized and unrealized gain on investments           1.62
                                                          -------
      Total from operations                                  1.71
                                                          -------
   Undistributed net investment loss included in
   price of units issued and redeemed**                     (0.01)
                                                          -------
   Net asset value at end of period                       $ 52.17
                                                          -------
TOTAL RETURN***                                              3.37%
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)            $20,867
   Ratio to average net assets of:
   Expenses, net of waivers                                  0.75%+
   Expenses, prior to waivers                                1.07%+
   Net investment income, net of waivers                     1.51%+
   Portfolio turnover rate ++                                   1%

POWERSHARES FTSE RAFI HEALTH CARE SECTOR PORTFOLIO

                                                       FOR THE PERIOD
                                                     SEPTEMBER 20, 2006*
                                                          THROUGH
                                                      OCTOBER 31, 2006
                                                        (UNAUDITED)
                                                     ------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                 $ 50.44
                                                          -------
   Net investment income**                                   0.01
   Net realized and unrealized loss on investments          (0.32)
                                                          -------
      Total from operations                                 (0.31)
                                                          -------
   Undistributed net investment income included in
      price of units issued and redeemed**                     --(a)
                                                          -------
   Net asset value at end of period                       $ 50.13
                                                          -------
TOTAL RETURN***                                             (0.61)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)            $25,063
   Ratio to average net assets of:
      Expenses, net of waivers                               0.74%+
      Expenses, prior to waivers                             1.02%+
      Net investment income, net of waivers                  0.15%+
   Portfolio turnover rate ++                                   0%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES FTSE RAFI INDUSTRIALS SECTOR PORTFOLIO

                                                       FOR THE PERIOD
                                                     SEPTEMBER 20, 2006*
                                                           THROUGH
                                                      OCTOBER 31, 2006
                                                         (UNAUDITED)
                                                     -------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                 $ 50.27
                                                          -------
   Net investment income**                                   0.07
   Net realized and unrealized gain on investments           2.04
                                                          -------
      Total from operations                                  2.11
                                                          -------
   Net asset value at end of period                       $ 52.38
                                                          -------
TOTAL RETURN***                                              4.20%
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)            $26,191
   Ratio to average net assets of:
      Expenses, net of waivers                               0.74%+
      Expenses, prior to waivers                             1.02%+
      Net investment income, net of waivers                  1.19%+
   Portfolio turnover rate ++                                   0%

POWERSHARES FTSE RAFI TELECOMMUNICATIONS & TECHNOLOGY SECTOR PORTFOLIO

                                                       FOR THE PERIOD
                                                     SEPTEMBER 20, 2006*
                                                           THROUGH
                                                      OCTOBER 31, 2006
                                                         (UNAUDITED)
                                                     -------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                 $ 50.60
                                                          -------
   Net investment income**                                   0.10
   Net realized and unrealized gain on investments           1.99
                                                          -------
      Total from operations                                  2.09
                                                          -------
   Net asset value at end of period                       $ 52.69
                                                          -------
TOTAL RETURN***                                              4.13%
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)            $26,345
   Ratio to average net assets of:
   Expenses, net of waivers                                  0.74%+
   Expenses, prior to waivers                                1.02%+
   Net investment income, net of waivers                     1.67%+
   Portfolio turnover rate ++                                   0%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES FTSE RAFI UTILITIES SECTOR PORTFOLIO

                                                        FOR THE PERIOD
                                                     SEPTEMBER 20, 2006*
                                                           THROUGH
                                                       OCTOBER 31, 2006
                                                         (UNAUDITED)
                                                     -------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                 $ 49.93
                                                          -------
   Net investment income**                                   0.08
   Net realized and unrealized gain on investments           3.14
                                                          -------
      Total from operations                                  3.22
                                                          -------
   Undistributed net investment income included in
   price of units issued and redeemed**                     (0.01)
                                                          -------
   Net asset value at end of period                       $ 53.14
                                                          -------
TOTAL RETURN ***                                             6.43%
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)            $21,255
   Ratio to average net assets of:
      Expenses, net of waivers                               0.74%+
      Expenses, prior to waivers                             1.04%+
      Net investment income, net of waivers                  1.27%+
   Portfolio turnover rate ++                                   0%

*    Commencement of Investment Operations.

**   Based on average shares outstanding.

*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

+    Annualized.

++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

POWERSHARES EXCHANGE-TRADED FUND TRUST
OCTOBER 31, 2006 (UNAUDITED)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of the following sixty-one portfolios:

PowerShares Dynamic Market Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dividend Achievers(TM) Portfolio
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio PowerShares High Growth Rate Dividend Achievers(TM) Portfolio PowerShares International Dividend Achievers(TM) Portfolio PowerShares Aerospace & Defense Portfolio
PowerShares Cleantech(TM) Portfolio
PowerShares Golden Dragon Halter USX China Portfolio PowerShares Listed Private Equity Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Value Line Timeliness(TM) Select Portfolio PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio PowerShares Zacks Micro Cap Portfolio
PowerShares Zacks Small Cap Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio PowerShares Dynamic Consumer Discretionary Sector Portfolio PowerShares Dynamic Consumer Staples Sector Portfolio PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Technology Sector Portfolio
"Dynamic Market Portfolio"
"Dynamic OTC Portfolio"
"Dynamic MagniQuant Portfolio"
"Dynamic Large Cap Growth Portfolio"
"Dynamic Large Cap Value Portfolio"
"Dynamic Mid Cap Growth Portfolio"
"Dynamic Mid Cap Value Portfolio"
"Dynamic Small Cap Growth Portfolio"
"Dynamic Small Cap Value Portfolio"
"Dividend Achievers(TM) Portfolio"
"High Yield Equity Dividend Achievers(TM) Portfolio"
"High Growth Rate Dividend Achievers(TM) Portfolio" "International Dividend Achievers(TM) Portfolio"
"Aerospace & Defense Portfolio"
"Cleantech(TM) Portfolio"
"Golden Dragon Halter USX China Porfolio"
"Listed Private Equity Portfolio"
"Lux Nanotech Portfolio"
"Value Line Timeliness(TM) Select Portfolio"
"Water Resources Portfolio"
"WilderHill Clean Energy Portfolio"
"WilderHill Progressive Energy Portfolio"
"Zacks Micro Cap Portfolio"
"Zacks Small Cap Portfolio"
"Dynamic Basic Materials Sector Portfolio"
"Dynamic Consumer Discretionary Sector Portfolio"
"Dynamic Consumer Staples Sector Portfolio"
"Dynamic Energy Sector Portfolio"
"Dynamic Financial Sector Portfolio"
"Dynamic Healthcare Sector Portfolio"
"Dynamic Industrials Sector Portfolio"
"Dynamic Technology Sector Portfolio"

PowerShares Dynamic Telecommunications & Wireless Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Hardware & Consumer Electronics Portfolio
PowerShares Dynamic Healthcare Services Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Software Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares FTSE RAFI Basic Materials Sector Portfolio
PowerShares FTSE RAFI Consumer Goods Sector Portfolio
PowerShares FTSE RAFI Consumer Services Sector Portfolio
PowerShares FTSE RAFI Energy Sector Portfolio
PowerShares FTSE RAFI Financials Sector Portfolio
PowerShares FTSE RAFI Health Care Sector Portfolio
PowerShares FTSE RAFI Industrials Sector Portfolio
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio PowerShares FTSE RAFI Utilities Sector Portfolio
"Dynamic Telecommunications & Wireless Portfolio"
"Dynamic Utilities Portfolio"
"Dynamic Banking Portfolio"
"Dynamic Biotechnology & Genome Portfolio"
"Dynamic Building & Construction Portfolio"
"Dynamic Energy Exploration & Production Portfolio"
"Dynamic Food & Beverage Portfolio"
"Dynamic Hardware & Consumer Electronics Portfolio"
"Dynamic Healthcare Services Portfolio"
"Dynamic Insurance Portfolio"
"Dynamic Leisure and Entertainment Portfolio"
"Dynamic Media Portfolio"
"Dynamic Networking Portfolio"
"Dynamic Oil & Gas Services Portfolio"
"Dynamic Pharmaceuticals Portfolio"
"Dynamic Retail Portfolio"
"Dynamic Semiconductors Portfolio"
"Dynamic Software Portfolio"
"FTSE RAFI US 1000 Portfolio"
"FTSE RAFI US 1500 Small-Mid Portfolio"
"FTSE RAFI Basic Materials Sector Portfolio"
"FTSE RAFI Consumer Goods Sector Portfolio"
"FTSE RAFI Consumer Services Sector Portfolio"
"FTSE RAFI Energy Sector Portfolio"
"FTSE RAFI Financials Sector Portfolio"
"FTSE RAFI Health Care Sector Portfolio"
"FTSE RAFI Industrials Sector Portfolio"
"FTSE RAFI Telecommunications & Technology Sector Portfolio"
"FTSE RAFI Utilities Sector Portfolio"

Each portfolio represents a separate series of the Trust (the "Fund" or "Funds"). Each Fund's shares except for the FTSE RAFI Funds are listed and traded on the American Stock Exchange. The FTSE RAFI Fund's shares are listed and traded on NASDAQ except for shares of the FTSE RAFI US 1000 Portfolio, which are listed and traded on the New York Stock Exchange. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

FUND                                                                             INDEX
----                                                                             -----
Dynamic Market Portfolio                              Dynamic Market Intellidex(SM) Index
Dynamic OTC Portfolio                                 Dynamic OTC Intellidex(SM) Index
Dynamic MagniQuant Portfolio                          Top 200 Dynamic Intellidex(SM) Index
Dynamic Large Cap Growth Portfolio                    Dynamic Large Cap Growth Intellidex(SM) Index
Dynamic Large Cap Value Portfolio                     Dynamic Large Cap Value Intellidex(SM) Index
Dynamic Mid Cap Growth Portfolio                      Dynamic Mid Cap Growth Intellidex(SM) Index
Dynamic Mid Cap Value Portfolio                       Dynamic Mid Cap Value Intellidex(SM) Index
Dynamic Small Cap Growth Portfolio                    Dynamic Small Cap Growth Intellidex(SM) Index
Dynamic Small Cap Value Portfolio                     Dynamic Small Cap Value Intellidex(SM) Index
Dividend Achievers(TM) Portfolio                      Broad Dividend Achievers(TM) Index
High Yield Equity Dividend Achievers(TM) Portfolio    Dividend Achievers(TM) 50 Index
High Growth Rate Dividend Achievers(TM) Portfolio     High Growth Rate Dividend Achievers(TM) Index
International Dividend Achievers(TM) Portfolio        International Dividend Achievers(TM) Index
Aerospace & Defense Portfolio                         SPADE(TM) Defense Index
Cleantech(TM) Portfolio                               Cleantech(TM) Index
Golden Dragon Halter USX China Portfolio              USX China Index(SM)
PowerShares Listed Private Equity Portfolio           Red Rocks Listed Private Equity Index
Lux Nanotech Portfolio                                Lux Nanotech Index(TM)
Value Line Timeliness(TM) Select Portfolio            Value Line Timeliness(TM) Select Index
Water Resources Portfolio                             Palisades Water Index
WilderHill Clean Energy Portfolio                     WilderHill Clean Energy Index
WilderHill Progressive Energy Portfolio               WilderHill Progressive Energy Index
Zacks Micro Cap Portfolio                             Zacks Micro Cap Index
Zacks Small Cap Portfolio                             Zacks Small Cap Index
Dynamic Basic Materials Sector Portfolio              Dynamic Basic Materials Sector Intellidex(SM) Index
Dynamic Consumer Discretionary Sector Portfolio       Dynamic Consumer Discretionary Sector Intellidex(SM) Index
Dynamic Consumer Staples Sector Portfolio             Dynamic Consumer Staples Sector Intellidex(SM) Index
Dynamic Energy Sector Portfolio                       Dynamic Energy Sector Intellidex(SM) Index
Dynamic Financial Sector Portfolio                    Dynamic Financial Sector Intellidex(SM) Index
Dynamic Healthcare Sector Portfolio                   Dynamic Healthcare Sector Intellidex(SM) Index

FUND                                                                             INDEX
----                                                                             -----
Dynamic Industrials Sector Portfolio                  Dynamic Industrials Sector Intellidex(SM) Index
Dynamic Technology Sector Portfolio                   Dynamic Technology Sector Intellidex(SM) Index
Dynamic Telecommunications & Wireless Portfolio       Dynamic Telecommunications & Wireless Intellidex(SM) Index
Dynamic Utilities Portfolio                           Dynamic Utilities Intellidex(SM) Index
Dynamic Banking Portfolio                             Dynamic Banking Intellidex(SM) Index
Dynamic Biotechnology & Genome Portfolio              Dynamic Biotechnology & Genome Intellidex(SM) Index
Dynamic Building & Construction Portfolio             Dynamic Building & Construction Intellidex(SM) Index
Dynamic Energy Exploration & Production Portfolio     Dynamic Energy Exploration & Production Intellidex(SM) Index
Dynamic Food & Beverage Portfolio                     Dynamic Food & Beverage Intellidex(SM) Index
Dynamic Hardware & Consumer Electronics Portfolio     Dynamic Hardware & Consumer Electronics Intellidex(SM) Index
Dynamic Healthcare Services Portfolio                 Dynamic Healthcare Services Intellidex(SM) Index
Dynamic Insurance Portfolio                           Dynamic Insurance Intellidex(SM) Index
Dynamic Leisure and Entertainment Portfolio           Dynamic Leisure and Entertainment Intellidex(SM) Index
Dynamic Media Portfolio                               Dynamic Media Intellidex(SM) Index
Dynamic Networking Portfolio                          Dynamic Networking Intellidex(SM) Index
Dynamic Oil & Gas Services Portfolio                  Dynamic Oil Services Intellidex(SM) Index
Dynamic Pharmaceuticals Portfolio                     Dynamic Pharmaceuticals Intellidex(SM) Index
Dynamic Retail Portfolio                              Dynamic Retail Intellidex(SM) Index
Dynamic Semiconductors Portfolio                      Dynamic Semiconductors Intellidex(SM) Index
Dynamic Software Portfolio                            Dynamic Software Intellidex(SM) Index
FTSE RAFI US 1000 Portfolio                           FTSE RAFI US 1000 Index
FTSE RAFI US 1500 Small-Mid Portfolio                 FTSE US 1500 Small-Mid Index
FTSE RAFI Basic Materials Sector Portfolio            FTSE Basic Materials Sector Index
FTSE RAFI Consumer Goods Sector Portfolio             FTSE Consumer Goods Sector Index
FTSE RAFI Consumer Services Sector Portfolio          FTSE Consumer Services Sector Index
FTSE RAFI Energy Sector Portfolio                     FTSE Oil & Gas Index
FTSE RAFI Financials Sector Portfolio                 FTSE Financials Sector Index
FTSE RAFI Health Care Sector Portfolio                FTSE Health Care Sector Index
FTSE RAFI Industrials Sector Portfolio                FTSE Industrials Sector Index
FTSE RAFI Telecommunications & Technology             FTSE Telecommunications & Technology Sector
   Sector Portfolio                                      Index
FTSE RAFI Utilities Sector Portfolio                  FTSE Utilities Sector Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A. SECURITY VALUATION

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

B. FEDERAL INCOME TAXES

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.

C. INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

D. EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Each Fund (except for the High Yield Equity Dividend Achievers(TM) Portfolio, which declares and pays dividends monthly) declares and pays dividends from net investment income to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually.

G. EQUALIZATION

Beginning May 1, 2006, all Funds use the accounting practice of equalization. Prior to that date, only Dividend Achievers(TM) Portfolio, High Yield Equity Dividend Achievers(TM) Portfolio, High Growth Rate Dividend Achievers(TM) Portfolio, International Dividend Achievers(TM) Portfolio and Dynamic Utilities Portfolio practiced equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes.

H. RISK OF CONCENTRATION

The PowerShares Specialty, Sector and Industry Portfolios concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

Note 3. Advisory, Administration and Other Transactions with Affiliates

On September 18, 2006, AMVESCAP PLC and A I M Management Group, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, announced that they had completed their acquisition of PowerShares Capital Management LLC, each Fund's investment adviser (the "Acquisition"). The Board of Trustees, including a majority of the independent Trustees, and shareholders of each Fund had previously approved a new advisory agreement with PowerShares Capital Management LLC to take effect upon the completion of the Acquisition.

PowerShares Capital Management LLC (the "Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

The fee paid by each Fund to the Adviser is accrued daily and is payable at 0.50% per annum on each Fund's average daily net assets except for the Dividend Achievers(TM) Portfolio, High Yield Equity Dividend Achievers(TM) Portfolio, High Growth Rate Dividend Achievers(TM) Portfolio and International Dividend Achievers(TM) Portfolio, which pay 0.40% per annum on each Fund's average daily net assets.

For the period ended October 31, 2006, the Adviser waived and assumed the following fees and expenses:

                                                                FEES    EXPENSES
                                                               WAIVED    ASSUMED
                                                              -------   --------
Dynamic Market Portfolio                                      $15,529   $    --
Dynamic OTC Portfolio                                          61,922        --
Dynamic MagniQuant Portfolio                                    4,554        --
Dynamic Large Cap Growth Portfolio                             36,473        --
Dynamic Large Cap Value Portfolio                              26,574        --
Dynamic Mid Cap Growth Portfolio                               55,098        --
Dynamic Mid Cap Value Portfolio                                64,064        --
Dynamic Small Cap Growth Portfolio                             71,081        --
Dynamic Small Cap Value Portfolio                              64,084        --
Dividend Achievers(TM) Portfolio                               65,341     8,400
High Growth Rate Dividend Achievers(TM) Portfolio              59,168    12,240
International Dividend Achievers(TM) Portfolio                 12,412        --
Aerospace & Defense Portfolio                                  56,906        --
Cleantech(TM) Portfolio                                         1,865        --
Golden Dragon Halter USX China Portfolio                        9,183        --
Listed Private Equity Portfolio                                 1,986        --
Lux Nanotech Portfolio                                         45,044        --
Value Line Timeliness(TM) Select Portfolio                     32,558        --
WilderHill Progressive Energy Portfolio                         1,921        --
Zacks Micro Cap Portfolio                                      53,868        --

                                                                FEES    EXPENSES
                                                               WAIVED    ASSUMED
                                                              -------   --------
Zacks Small Cap Portfolio                                     $39,951    $    --
Dynamic Basic Materials Sector Portfolio                        4,287        561
Dynamic Consumer Discretionary Sector Portfolio                 4,221        636
Dynamic Consumer Staples Sector Portfolio                       4,169        695
Dynamic Energy Sector Portfolio                                 4,399        434
Dynamic Financial Sector Portfolio                              4,138        731
Dynamic Healthcare Sector Portfolio                             4,127        744
Dynamic Industrials Sector Portfolio                            4,256        597
Dynamic Technology Sector Portfolio                             4,213        645
Dynamic Telecommunications & Wireless Portfolio                63,082         --
Dynamic Utilities Portfolio                                    67,347         --
Dynamic Banking Portfolio                                       4,097        778
Dynamic Biotechnology & Genome Portfolio                       27,782         --
Dynamic Building & Construction Portfolio                      35,787     44,126
Dynamic Energy Exploration & Production Portfolio              52,744         --
Dynamic Food & Beverage Portfolio                              66,380      6,106
Dynamic Hardware & Consumer Electronics Portfolio              32,507     35,711
Dynamic Healthcare Services Portfolio                           4,080        797
Dynamic Insurance Portfolio                                    70,554         --
Dynamic Leisure and Entertainment Portfolio                    67,136      5,420
Dynamic Media Portfolio                                        54,508     20,489
Dynamic Networking Portfolio                                   61,718     12,165
Dynamic Oil & Gas Services Portfolio                            5,967         --
Dynamic Pharmaceuticals Portfolio                              57,913
Dynamic Retail Portfolio                                       36,595     40,711
Dynamic Semiconductors Portfolio                               65,369         --
Dynamic Software Portfolio                                     62,101         --
FTSE RAFI US 1000 Portfolio                                    12,497         --
FTSE RAFI US 1500 Small-Mid Portfolio                           8,274         --
FTSE RAFI Basic Materials Portfolio                             8,264         --
FTSE RAFI Consumer Goods Sector Portfolio                       8,332         --
FTSE RAFI Consumer Services Sector Portfolio                    8,266         --
FTSE RAFI Energy Sector Portfolio                               8,267         --
FTSE RAFI Financials Sector Portfolio                           8,443         --
FTSE RAFI Health Care Sector Portfolio                          8,311         --
FTSE RAFI Industrials Sector Portfolio                          8,259         --
FTSE RAFI Telecommunications & Technology Sector Portfolio      8,267         --
FTSE RAFI Utilities Sector Portfolio                            8,431         --

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, with the exception of the Dynamic Market Portfolio and Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the

Funds (excluding interest expense, brokerage commissions and other trading expenses, licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% (0.50% for the Dividend Achievers(TM) Portfolio, High Yield Equity Dividend Achievers(TM) Portfolio, High Growth Rate Dividend Achievers(TM) Portfolio and International Dividend Achievers(TM) Portfolio) of average daily net assets per year (the "Expense Cap"), at least until April 30, 2007. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until April 30, 2007.

Except for the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to the Dynamic Market Portfolio and Dynamic OTC Portfolio. Accordingly, expenses of these Funds borne by the Adviser are not subject to reimbursement.

During the period ended October 31, 2006, the Funds that reimbursed expenses to the Adviser under the Expense Agreement were as follows:

Dynamic Large Cap Value Portfolio                                        $ 5,160
High Yield Equity Dividend Achievers(TM) Portfolio                        47,563
International Dividend Achievers(TM) Portfolio                             3,122
Golden Dragon Halter USX China Portfolio                                     447
Water Resources Portfolio                                                 39,014
WilderHill Clean Energy Portfolio                                         76,099
Dynamic Biotechnology & Genome Portfolio                                      73
Dynamic Oil & Gas Services Portfolio                                       2,458
FTSE RAFI US 1000 Portfolio                                                7,069

The amounts subject to reimbursement to the Adviser at October 31, 2006 are as follows:

                                               REIMBURSEMENTS AVAILABLE THROUGH:
                                               ---------------------------------
                                                 04/30/07   04/30/08   04/30/09
                                                 --------   --------   --------
PowerShares Dynamic MagniQuant Portfolio         $  4,554   $  4,554   $ 4,554
PowerShares Dynamic Large Cap Growth
   Portfolio                                      169,166    143,735    36,473
PowerShares Dynamic Large Cap Value
   Portfolio                                      167,611    147,516    31,735
PowerShares Dynamic Mid Cap Growth Portfolio      193,167    167,653    55,098
PowerShares Dynamic Mid Cap Value Portfolio       211,469    186,146    64,064
PowerShares Dynamic Small Cap Growth
   Portfolio                                      211,734    186,190    71,081
PowerShares Dynamic Small Cap Value
   Portfolio                                      214,568    189,018    64,083
PowerShares Dividend Achievers(TM) Portfolio      130,945    130,945    73,741
PowerShares High Yield Equity Dividend
   Achievers(TM) Portfolio                        145,723    145,723        --
PowerShares High Growth Rate Dividend
   Achievers(TM) Portfolio                        130,384    130,384    71,408
PowerShares International Dividend
   Achievers(TM) Portfolio                         55,526     55,526    15,535
PowerShares Aerospace & Defense Portfolio          91,964     91,964    56,906
PowerShares Cleantech(TM) Portfolio                 1,865      1,865     1,865

                                                          REIMBURSEMENTS AVAILABLE THROUGH:
                                                          ---------------------------------
                                                           04/30/07   04/30/08   04/30/09
                                                           --------   --------   --------
PowerShares Golden Dragon Halter USX China Portfolio       $198,414   $183,119   $ 9,630
PowerShares Listed Private Equity Portfolio                   1,986      1,986     1,986
PowerShares Lux Nanotech Portfolio                           78,124     78,124    45,044
PowerShares Value Line Timeliness(TM) Select Portfolio       61,614     61,614    32,558
PowerShares Water Resources Portfolio                           192        192        --
PowerShares WilderHill Clean Energy Portfolio                42,431     42,431        --
PowerShares WilderHill Progressive Energy Portfolio           1,921      1,921     1,921
PowerShares Dynamic Zacks Micro Cap Portfolio               131,900    131,900    53,868
PowerShares Dynamic Zacks Small Cap Portfolio                76,189     76,189    39,951
PowerShares Dynamic Basic Materials Sector Portfolio          4,848      4,848     4,848
PowerShares Dynamic Consumer Discretionary Sector
   Portfolio                                                  4,857      4,857     4,857
PowerShares Dynamic Consumer Staples Sector Portfolio         4,864      4,864     4,864
PowerShares Dynamic Energy Sector Portfolio                   4,833      4,833     4,833
PowerShares Dynamic Financial Sector Portfolio                4,869      4,869     4,869
PowerShares Dynamic Healthcare Sector Portfolio               4,871      4,871     4,871
PowerShares Dynamic Industrials Sector Portfolio              4,853      4,853     4,853
PowerShares Dynamic Technology Sector Portfolio               4,858      4,858     4,858
PowerShares Dynamic Telecommunications & Wireless
   Portfolio                                                 95,774     95,774    63,082
PowerShares Dynamic Utilities Portfolio                      98,640     98,640    67,346
PowerShares Dynamic Banking Sector Portfolio                  4,875      4,875     4,875
PowerShares Dynamic Biotechnology & Genome Portfolio         74,449     74,449    27,782
PowerShares Dynamic Building & Construction Portfolio       107,809    107,809    79,912
PowerShares Dynamic Energy Exploration & Production
   Portfolio                                                 84,679     84,679    52,744
PowerShares Dynamic Food & Beverage Portfolio               149,435    149,435    72,486
PowerShares Dynamic Hardware & Consumer Electronics
   Portfolio                                                101,796    101,796    68,218
PowerShares Dynamic Healthcare Services Sector Portfolio      4,877      4,877     4,877
PowerShares Dynamic Insurance Portfolio                     100,986    100,986    70,554
PowerShares Dynamic Leisure and Entertainment Portfolio     146,232    146,232    72,556
PowerShares Dynamic Media Portfolio                         150,463    150,463    74,997
PowerShares Dynamic Networking Portfolio                    149,775    149,775    73,883
PowerShares Dynamic Oil & Gas Services Portfolio             34,360     34,360     8,425
PowerShares Dynamic Pharmaceuticals Portfolio               130,098    130,098    57,913
PowerShares Dynamic Retail Portfolio                        112,595    112,595    77,306
PowerShares Dynamic Semiconductors Portfolio                128,723    128,723    65,369
PowerShares Dynamic Software Portfolio                      135,507    135,507    62,101
PowerShares FTSE RAFI US 1000 Portfolio                      68,971     68,971    19,566
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio             8,274      8,274     8,274
PowerShares FTSE RAFI Basic Materials Portfolio               8,264      8,264     8,264
PowerShares FTSE RAFI Consumer Goods Sector Portfolio         8,332      8,332     8,332
PowerShares FTSE RAFI Consumer Services Sector Portfolio      8,266      8,266     8,266
PowerShares FTSE RAFI Energy Sector Portfolio                 8,267      8,267     8,267
PowerShares FTSE RAFI Financials Sector Portfolio             8,443      8,443     8,443
PowerShares FTSE RAFI Health Care Sector Portfolio            8,311      8,311     8,311
PowerShares FTSE RAFI Industrials Sector Portfolio            8,259      8,259     8,259
PowerShares FTSE RAFI Telecommunications & Technology
   Sector Portfolio                                           8,267      8,267     8,267
PowerShares FTSE RAFI Utilities Sector Portfolio              8,431      8,431     8,431

LICENSING FEE AGREEMENTS

The Advisor has entered into licensing agreements for each Fund with the following "Licensors":

FUND                                                                LICENSOR
----                                                                --------
Dynamic Market Portfolio                                    American Stock Exchange
Dynamic OTC Portfolio                                       American Stock Exchange
Dynamic MagniQuant Portfolio                                American Stock Exchange
Dynamic Large Cap Growth Portfolio                          American Stock Exchange
Dynamic Large Cap Value Portfolio                           American Stock Exchange
Dynamic Mid Cap Growth Portfolio                            American Stock Exchange
Dynamic Mid Cap Value Portfolio                             American Stock Exchange
Dynamic Small Cap Growth Portfolio                          American Stock Exchange
Dynamic Small Cap Value Portfolio                           American Stock Exchange
Dividend Achievers(TM) Portfolio                                 Mergent, Inc.
High Yield Equity Dividend Achievers(TM) Portfolio               Mergent, Inc.
High Growth Rate Dividend Achievers(TM) Portfolio                Mergent, Inc.
International Dividend Achievers(TM) Portfolio                   Mergent, Inc.
Aerospace & Defense Portfolio                         International Space Business Council
Cleantech(TM) Portfolio                                  Cleantech Capital Indices, LLC
Golden Dragon Halter USX China Portfolio                     Halter Financial Group
Listed Private Equity Portfolio                          Red Rocks Capital Partners,LLC
Lux Nanotech Portfolio                                         Lux Research, Inc.
Value Line Timeliness(TM) Select Portfolio                Value Line Publishing, Inc.
Water Resources Portfolio                            Palisades Water Index Associates, LLC
WilderHill Clean Energy Portfolio                              WilderShares, LLC
WilderHill Progressive Energy Portfolio                        WilderShares, LLC
Zacks Micro Cap Portfolio                               Zacks Investment Research, Inc.
Zacks Small Cap Value Portfolio                         Zacks Investment Research, Inc.
Dynamic Basic Materials Sector Portfolio                    American Stock Exchange
Dynamic Consumer Discretionary Sector Portfolio             American Stock Exchange
Dynamic Consumer Staples Sector Portfolio                   American Stock Exchange
Dynamic Energy Sector Portfolio                             American Stock Exchange
Dynamic Financial Sector Portfolio                          American Stock Exchange
Dynamic Healthcare Sector Portfolio                         American Stock Exchange
Dynamic Industrials Sector Portfolio                        American Stock Exchange
Dynamic Technology Sector Portfolio                         American Stock Exchange
Dynamic Telecommunications & Wireless Portfolio             American Stock Exchange
Dynamic Utilities Portfolio                                 American Stock Exchange
Dynamic Banking Portfolio                                   American Stock Exchange
Dynamic Biotechnology & Genome Portfolio                    American Stock Exchange
Dynamic Building & Construction Portfolio                   American Stock Exchange
Dynamic Energy Exploration & Production Portfolio           American Stock Exchange
Dynamic Food & Beverage Portfolio                           American Stock Exchange
Dynamic Hardware & Consumer Electronics Portfolio           American Stock Exchange
Dynamic Healthcare Services Portfolio                       American Stock Exchange
Dynamic Insurance Portfolio                                 American Stock Exchange

FUND                                                                 LICENSOR
----                                                                 --------
Dynamic Leisure and Entertainment Portfolio                  American Stock Exchange
Dynamic Media Portfolio                                      American Stock Exchange
Dynamic Networking Portfolio                                 American Stock Exchange
Dynamic Oil & Gas Services Portfolio                         American Stock Exchange
Dynamic Pharmaceuticals Portfolio                            American Stock Exchange
Dynamic Retail Portfolio                                     American Stock Exchange
Dynamic Semiconductors Portfolio                             American Stock Exchange
Dynamic Software Portfolio                                   American Stock Exchange
FTSE RAFI US 1000 Portfolio                                  FTSE International Ltd.
FTSE RAFI US 1500 Small-Mid Portfolio                        FTSE International Ltd.
FTSE RAFI Basic Materials Sector Portfolio                   FTSE International Ltd.
FTSE RAFI Consumer Goods Sector Portfolio                    FTSE International Ltd.
FTSE RAFI Consumer Services Sector Portfolio                 FTSE International Ltd.
FTSE RAFI Energy Sector Portfolio                            FTSE International Ltd.
FTSE RAFI Financials Sector Portfolio                        FTSE International Ltd.
FTSE RAFI Health Care Sector Portfolio                       FTSE International Ltd.
FTSE RAFI Industrials Sector Portfolio                       FTSE International Ltd.
FTSE RAFI Telecommunications & Technology Sector Portfolio   FTSE International Ltd.
FTSE RAFI Utilities Sector Portfolio                         FTSE International Ltd.

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to PowerShares Capital Management LLC for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Funds pay the licensing fees up to a cap of 0.10%, as shown on the Statements of Operations.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

Note 4. Federal Income Tax

At October 31, 2006, the cost of investments for Federal income tax purposes and accumulated net unrealized appreciation/depreciation on investments were as follows:

                                                     UNREALIZED
                                                    APPRECIATION/   GROSS UNREALIZED   GROSS UNREALIZED
                                         COST       DEPRECIATION      APPRECIATION       DEPRECIATION
                                     ------------   -------------   ----------------   ----------------
Dynamic Market Portfolio             $880,199,314   $56,319,988        $72,862,901       $(16,542,913)
Dynamic OTC Portfolio                 223,439,352    15,462,234         19,725,486         (4,263,252)
Dynamic MagniQuant Portfolio           30,356,251       301,902            795,487           (493,585)
Dynamic Large Cap Growth Portfolio    178,978,083     8,610,800         12,306,654         (3,695,854)
Dynamic Large Cap Value Portfolio     343,888,043    17,418,743         18,671,121         (1,252,378)
Dynamic Mid Cap Growth Portfolio      107,429,557     7,867,800         10,714,634         (2,846,834)
Dynamic Mid Cap Value Portfolio        60,990,173     3,699,720          4,545,737           (846,017)
Dynamic Small Cap Growth Portfolio     63,779,025     4,096,354          5,270,095         (1,173,741)
Dynamic Small Cap Value Portfolio      68,827,794     4,276,686          5,553,590         (1,276,904)

                                                                       UNREALIZED
                                                                      APPRECIATION/   GROSS UNREALIZED   GROSS UNREALIZED
                                                          COST        DEPRECIATION       APPRECIATION      DEPRECIATION
                                                     --------------   -------------   ----------------   ----------------
Dividend Achievers(TM) Portfolio                     $   46,174,393   $  3,891,776       $ 4,064,207       $   (172,431)
High Yield Equity Dividend Achievers(TM) Portfolio      412,258,467     13,408,385        25,476,782        (12,068,397)
High Growth Rate Dividend Achievers(TM) Portfolio        34,037,049      2,602,659         3,138,149           (535,490)
International Dividend Achievers(TM) Portfolio          266,043,448     18,856,797        22,255,314         (3,398,517)
Aerospace & Defense Portfolio                           107,998,054      8,013,817        11,603,075         (3,589,258)
Cleantech(TM) Portfolio                                  30,058,862        (45,789)          692,719           (738,508)
Golden Dragon Halter USX China Portfolio                245,519,201      7,653,111        27,584,376        (19,931,265)
Listed Private Equity Portfolio                          25,054,307        580,935           681,051           (100,116)
Lux Nanotech Portfolio                                  134,327,585      4,660,103        11,822,776         (7,162,673)
Value Line Timeliness(TM) Select Portfolio              174,408,705     11,228,747        17,118,794         (5,890,047)
Water Resources Portfolio                             1,156,111,740     38,458,460        74,908,639        (36,450,179)
WilderHill Clean Energy Portfolio                       691,960,050    (29,167,343)       38,837,795        (68,005,138)
WilderHill Progressive Energy Portfolio                  30,149,090         27,883           485,892           (458,009)
Zacks Micro Cap Portfolio                               148,501,515     11,913,411        17,076,645         (5,163,234)
Zacks Small Cap Portfolio                                66,338,688      1,242,322         5,409,686         (4,167,364)
Dynamic Basic Materials Sector Portfolio                 15,141,346        648,123           802,931           (154,808)
Dynamic Consumer Discretionary Sector Portfolio          15,065,043        506,392           638,810           (132,418)
Dynamic Consumer Staples Sector Portfolio                15,062,462        194,818           314,671           (119,853)
Dynamic Energy Sector Portfolio                          15,333,298      1,027,104         1,044,170            (17,066)
Dynamic Financial Sector Portfolio                       15,001,401         (7,417)          273,330           (280,747)
Dynamic Healthcare Sector Portfolio                      14,983,218         47,688           432,657           (384,969)
Dynamic Industrials Sector Portfolio                     15,125,310        240,935           491,526           (250,591)
Dynamic Technology Sector Portfolio                      15,095,773        215,636           463,953           (248,317)
Dynamic Telecommunications & Wireless Portfolio          23,988,016      3,637,415         3,717,476            (80,061)
Dynamic Utilities Portfolio                              55,136,099      2,855,400         2,940,688            (85,288)
Dynamic Banking Portfolio                                14,997,889       (235,907)          119,661           (355,568)
Dynamic Biotechnology & Genome Portfolio                241,420,950     18,143,131        26,607,727         (8,464,596)
Dynamic Building & Construction Portfolio                14,259,575       (138,336)          641,335           (779,671)
Dynamic Energy Exploration & Production Portfolio        99,694,374        375,057         4,761,592         (4,386,535)
Dynamic Food & Beverage Portfolio                        28,275,087      2,248,892         2,554,428           (305,536)
Dynamic Hardware & Consumer Electronics Portfolio         7,612,992        794,503           970,296           (175,793)
Dynamic Healthcare Services Portfolio                    14,929,809       (259,604)          165,125           (424,729)
Dynamic Insurance Portfolio                              43,788,885      2,027,702         2,290,949           (263,247)
Dynamic Leisure and Entertainment Portfolio              31,326,996      3,664,640         3,751,985            (87,345)
Dynamic Media Portfolio                                  15,873,271        925,322         1,775,983           (850,661)
Dynamic Networking Portfolio                             24,383,373        611,354         1,718,598         (1,107,244)
Dynamic Oil & Gas Services Portfolio                    284,972,322    (12,129,659)       11,867,426        (23,997,085)
Dynamic Pharmaceuticals Portfolio                        85,368,535      4,542,612         5,652,036         (1,109,424)
Dynamic Retail Portfolio                                 21,650,676      1,215,277         1,307,333            (92,056)
Dynamic Semiconductors Portfolio                         66,502,032     (1,648,803)        3,995,615         (5,644,418)
Dynamic Software Portfolio                               78,240,048      8,239,268         9,250,607         (1,011,339)
FTSE RAFI US 1000 Portfolio                             357,123,755     23,421,442        25,653,279         (2,231,837)
FTSE RAFI US 1500 Small-Mid Portfolio                    24,792,040      1,263,508         1,625,114           (361,606)
FTSE RAFI Basic Materials Sector Portfolio               25,173,875      1,710,848         1,821,072           (110,224)
FTSE RAFI Consumer Goods Sector Portfolio                24,626,142        766,648         1,075,318           (308,670)
FTSE RAFI Consumer Services Sector Portfolio             25,005,572      1,562,661         1,766,861           (204,200)
FTSE RAFI Energy Sector Portfolio                        25,030,650      1,885,658         1,910,919            (25,261)
FTSE RAFI Financials Sector Portfolio                    20,043,547        737,435           825,516            (88,081)
FTSE RAFI Health Care Sector Portfolio                   25,042,094         15,724           737,101           (721,377)
FTSE RAFI Industrials Sector Portfolio                   25,139,276      1,093,722         1,230,269           (136,547)
FTSE RAFI Telecommunications & Technology
   Sector Portfolio                                      24,992,082      1,307,339         1,588,254           (280,915)
FTSE RAFI Utilities Sector Portfolio                     20,059,469      1,183,074         1,197,311            (14,237)

At April 30, 2006, the components of accumulated earnings/loss on a tax-basis were as follows:

                                               NET ACCUMULATED    UNREALIZED
                                  ACCUMULATED CAPITAL AND OTHER APPRECIATION/ GROSS UNREALIZED GROSS UNREALIZED TOTAL ACCUMULATED
                                    EARNINGS    GAINS/LOSSES     DEPRECIATION    APPRECIATION     DEPRECIATION    EARNINGS/LOSS
                                  ----------- ----------------- ------------- ---------------- ---------------- -----------------
Dynamic Market Portfolio          $  507,337    $(27,854,889)   $ 41,847,353     $59,937,822     $(18,090,469)    $ 14,499,801
Dynamic OTC Portfolio                     --     (11,650,725)     15,927,697      20,151,853       (4,224,156)       4,276,972
FTSE RAFI US 1000 Portfolio          129,021              --       2,494,690       4,269,479       (1,774,789)       2,623,711
Dynamic Large Cap
   Growth Portfolio                       --        (191,864)      4,009,028       9,324,747       (5,315,719)       3,817,164
Dynamic Large Cap
   Value Portfolio                   117,050         (70,814)      4,640,933       5,288,556         (647,623)       4,687,169
Dynamic Mid Cap
   Growth Portfolio                  711,633        (422,220)      4,129,726       6,582,732       (2,453,006)       4,419,139
Dynamic Mid Cap
   Value Portfolio                    44,433        (237,806)      2,242,135       3,053,582         (811,447)       2,048,762
Dynamic Small Cap
   Growth Portfolio                       --        (823,782)      5,826,453      10,205,788       (4,379,335)       5,002,671
Dynamic Small Cap
   Value Portfolio                    45,098        (703,862)      3,964,099       4,643,272         (679,173)       3,305,335
Dividend Achievers(TM) Portfolio      16,670         (23,569)      1,199,581       1,454,875         (255,294)       1,192,682
High Yield Equity Dividend
   Achievers(TM) Portfolio         1,587,278      (2,613,033)     (8,661,003)     14,288,643      (22,949,646)      (9,686,758)
High Growth Rate Dividend
   Achievers(TM) Portfolio            17,860          (1,847)      1,424,505       1,849,512         (425,007)       1,440,518
International Dividend
   Achievers(TM) Portfolio           472,257        (183,478)      8,422,902       9,142,698         (719,796)       8,711,681
Aerospace & Defense Portfolio         32,046              --       8,262,989       9,743,428       (1,480,439)       8,295,035
Golden Dragon Halter
   USX China Portfolio               606,662      (1,018,146)     16,120,053      24,472,408       (8,352,355)      15,708,569
Lux Nanotech Portfolio                    --              --       8,216,369       9,440,226       (1,223,857)       8,216,369
Value Line Timeliness(TM)
   Select Portfolio                       --              --      10,591,156      14,275,154       (3,683,998)      10,591,156
Water Resources Portfolio            421,922              --      59,118,920      66,694,227       (7,575,307)      59,540,842
WilderHill Clean
   Energy Portfolio                       --      (2,098,368)     77,680,448      87,704,138      (10,023,690)      75,582,080
Zacks Micro Cap Portfolio                 --      (1,951,245)     11,887,779      16,339,746       (4,451,967)       9,936,534
Zacks Small Cap Portfolio             26,152              --       2,567,738       4,092,281       (1,524,543)       2,593,890
Dynamic Biotechnology &
   Genome Portfolio                       --        (321,497)     (8,397,644)     11,607,097      (20,004,741)      (8,719,141)
Dynamic Building &
   Construction Portfolio                 --              --       1,155,652       2,422,062       (1,266,410)       1,155,652
Dynamic Energy Exploration &
   Production Portfolio(1)           434,363              --       8,223,601       8,834,018         (610,417)       8,657,964
Dynamic Food &
   Beverage Portfolio                 38,426        (433,620)        599,857       1,063,410         (463,553)         204,663
Dynamic Hardware &
   Consumer Electronics Portfolio         --              --         825,820       1,588,322         (762,502)         825,820
Dynamic Insurance Portfolio           24,741              --       1,544,255       1,799,094         (254,839)       1,568,996
Dynamic Leisure and
   Entertainment Portfolio            18,022        (751,908)      2,598,031       2,968,358         (370,327)       1,864,145
Dynamic Media Portfolio                7,510        (545,973)        (23,023)      1,730,849       (1,753,872)        (561,486)
Dynamic Networking Portfolio              --        (383,187)      3,102,675       4,110,404       (1,007,729)       2,719,488
Dynamic Oil & Gas
   Services Portfolio                     --              --      24,763,731      28,430,107       (3,666,376)      24,763,731
Dynamic Pharmaceuticals
   Portfolio(2)                       35,370        (231,410)     (1,488,298)      1,391,441       (2,879,739)      (1,684,338)
Dynamic Retail Portfolio               5,308              --       2,637,564       2,912,893         (275,329)       2,642,872

                                            NET ACCUMULATED     UNREALIZED
                              ACCUMULATED  CAPITAL AND OTHER  APPRECIATION/  GROSS UNREALIZED  GROSS UNREALIZED  TOTAL ACCUMULATED
                                EARNINGS      GAINS/LOSSES     DEPRECIATION     APPRECIATION     DEPRECIATION      EARNINGS/LOSS
                              -----------  -----------------  -------------  ----------------  ----------------  -----------------
Dynamic Semiconductors
   Portfolio                    $    --        $(271,588)      $11,078,441      $13,448,693       $(2,370,252)      $10,806,853
Dynamic Software Portfolio           --         (108,427)        4,819,642        5,643,858          (824,216)        4,711,215
Dynamic Telecommunications &
   Wireless Portfolio            25,352               --         2,375,117        3,075,702          (700,585)        2,400,469
Dynamic Utilities Portfolio      53,346               --           572,495        1,024,425          (451,930)          625,841

At April 30, 2006, the cost of investments for Federal income tax purpose was as follows:

Dynamic Market Portfolio                              $876,846,479
Dynamic OTC Portfolio                                  206,524,846
FTSE RAFI US 1000 Portfolio                            102,028,126
Dynamic Large Cap Growth Portfolio                     144,659,101
Dynamic Large Cap Value Portfolio                       85,798,117
Dynamic Mid Cap Growth Portfolio                        99,199,899
Dynamic Mid Cap Value Portfolio                         54,559,591
Dynamic Small Cap Growth Portfolio                     112,644,470
Dynamic Small Cap Value Portfolio                       62,399,857
Dividend Achievers(TM) Portfolio                        22,190,146
High Yield Equity Dividend Achievers(TM) Portfolio     468,843,583
High Growth Rate Dividend Achievers(TM) Portfolio       25,790,331
International Dividend Achievers(TM) Portfolio         162,540,799
Aerospace & Defense Portfolio                           76,848,980
Golden Dragon Halter USX China Portfolio               221,392,683
Lux Nanotech Portfolio                                 104,207,578
Value Line Timeliness(TM) Select Portfolio             172,231,911
Water Resources Portfolio                              931,876,484
WilderHill Clean Energy Portfolio                      645,315,615
Zacks Micro Cap Portfolio                              146,732,467
Zacks Small Cap Portfolio                               56,251,167
Dynamic Biotechnology & Genome Portfolio               258,431,953
Dynamic Building & Construction Portfolio               24,511,398
Dynamic Energy Exploration & Production Portfolio(1)   103,622,179
Dynamic Food & Beverage Portfolio                       23,667,613
Dynamic Hardware & Consumer Electronics Portfolio       15,939,846
Dynamic Insurance Portfolio                             29,471,100
Dynamic Leisure and Entertainment Portfolio             25,097,306
Dynamic Media Portfolio                                 24,567,329
Dynamic Networking Portfolio                            24,718,238
Dynamic Oil & Gas Services Portfolio                   311,402,934
Dynamic Pharmaceuticals Portfolio(2)                    67,647,687
Dynamic Retail Portfolio                                21,143,865
Dynamic Semiconductors Portfolio                        95,891,606
Dynamic Software Portfolio                              45,017,731
Dynamic Telecommunications & Wireless Portfolio         29,237,331
Dynamic Utilities Portfolio                             22,244,457

Distributions to Shareholders:

The tax character of distributions paid during the period ended April 30, 2006 was as follows:

                                                      DISTRIBUTIONS PAID
                                                         FROM ORDINARY
                                                            INCOME
                                                      ------------------
Dynamic Market Portfolio                                 $ 4,155,736
Dynamic OTC Portfolio                                         51,000
FTSE RAFI US 1000 Portfolio                                  194,752
Dynamic Large Cap Growth Portfolio                            12,532
Dynamic Large Cap Value Portfolio                            613,947
Dynamic Mid Cap Value Portfolio                              398,693
Dynamic Small Cap Value Portfolio                            190,946
Dividend Achievers(TM) Portfolio                             272,220
High Yield Equity Dividend Achievers(TM) Portfolio        14,376,272
High Growth Rate Dividend Achievers(TM) Portfolio            257,942
International Dividend Achievers(TM) Portfolio             1,377,038
Aerospace & Defense Portfolio                                 59,157
Golden Dragon Halter USX China Portfolio                     741,732
Lux Nanotech Portfolio                                        22,920
Water Resources Portfolio                                    291,087
Zacks Micro Cap Portfolio                                     50,928
Dynamic Building & Construction Portfolio                     15,330
Dynamic Energy Exploration & Production Portfolio(1)          47,068
Dynamic Food & Beverage Portfolio                            143,712
Dynamic Insurance Portfolio                                  112,084
Dynamic Leisure and Entertainment Portfolio                   28,509
Dynamic Media Portfolio                                       34,051
Dynamic Pharmaceuticals Portfolio(2)                         107,249
Dynamic Retail Portfolio                                      16,497
Dynamic Telecommunications & Wireless Portfolio               60,084
Dynamic Utilities Portfolio                                  361,097
Dynamic OTC Portfolio                                        107,644
Lux Nanotech Portfolio                                       147,353
Zacks Micro Cap Portfolio                                     17,888

The tax character of distributions paid during the period ended April 30, 2005 was as follows:
                                                    DISTRIBUTIONS PAID
                                                      FROM ORDINARY
                                                          INCOME
                                                    ------------------
Dynamic Market Portfolio                                $1,056,515
High Yield Equity Dividend Achievers(TM) Portfolio       2,710,823
Dynamic Large Cap Value Portfolio                            8,554
Dynamic Mid Cap Value Portfolio                             14,070

At April 30, 2006, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

                                                  CAPITAL LOSS AVAILABLE THROUGH
                                       ------------------------------------------------      TOTAL
                                         2011        2012         2013          2014         AMOUNT
                                       --------   ----------   ----------   -----------   -----------
Dynamic Market Portfolio               $225,469   $8,920,879   $5,021,729   $13,686,812   $27,854,889
Dynamic OTC Portfolio                   252,044      651,452    5,297,385     5,449,844    11,650,725
Dynamic Large Cap Growth Portfolio           --           --           --       191,864       191,864
Dynamic Large Cap Value Portfolio            --           --           --        70,814        70,814
Dynamic Mid Cap Growth Portfolio             --           --           --       422,220       422,220
Dynamic Mid Cap Value Portfolio              --           --           --       237,806       237,806
Dynamic Small Cap Growth Portfolio           --           --           --       823,782       823,782
Dynamic Small Cap Value Portfolio            --           --           --       703,862       703,862
Dividend Achievers(TM) Portfolio             --           --           --        23,569        23,569
High Yield Equity Dividend
   Achievers(TM) Portfolio                   --           --           --     2,613,033     2,613,033
High Growth Rate Dividend
   Achievers(TM) Portfolio                   --           --           --         1,847         1,847
International Dividend
   Achievers(TM) Portfolio                   --           --           --       183,478       183,478
Golden Dragon Halter
   USX China Portfolio                       --           --           --     1,018,146     1,018,146
WilderHill Clean Energy Portfolio            --           --           --     2,098,368     2,098,368
Zacks Micro Cap Portfolio                    --           --           --     1,951,245     1,951,245
Dynamic Biotechnology & Genome
   Portfolio                                 --           --           --       321,497       321,497
Dynamic Food & Beverage Portfolio            --           --           --       433,620       433,620
Dynamic Leisure and
   Entertainment Portfolio                   --           --           --       751,908       751,908
Dynamic Media Portfolio                      --           --           --       545,973       545,973
Dynamic Networking Portfolio                 --           --           --       383,187       383,187
Dynamic Pharmaceuticals Portfolio(2)         --           --      164,751        66,659       231,410
Dynamic Semiconductors Portfolio             --           --           --       271,588       271,588
Dynamic Software Portfolio                   --           --           --       108,427       108,427

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

During the period ended April 30, 2006, the following Funds incurred and will elect to defer net capital losses as follows:

                                                     POST-OCTOBER
                                                        LOSSES
                                                     ------------
Dynamic Market Portfolio                             $19,728,924
Dynamic OTC Portfolio                                  7,074,158
FTSE RAFI US 1000 Portfolio                               45,228
Dynamic Large Cap Growth Portfolio                     2,391,198
Dynamic Large Cap Value Portfolio                        151,902
Dynamic Mid Cap Growth Portfolio                         424,401
Dynamic Mid Cap Value Portfolio                          453,602
Dynamic Small Cap Growth Portfolio                     1,653,566
Dynamic Small Cap Value Portfolio                      1,086,986
Dividend Achievers(TM) Portfolio                           9,369
High Yield Equity Dividend Achievers(TM) Portfolio     3,076,609
High Growth Rate Dividend Achievers(TM) Portfolio         21,641
International Dividend Achievers(TM) Portfolio           149,416
Aerospace & Defense Portfolio                             91,340
Lux Nanotech Portfolio                                    73,063
Value Line Timeliness(TM) Select Portfolio             2,587,729
Water Resources Portfolio                                 40,477
WilderHill Clean Energy Portfolio                        150,874
Zacks Micro Cap Portfolio                              2,581,349
Zacks Small Cap Portfolio                                 74,085
Dynamic Biotechnology & Genome Portfolio               4,483,537
Dynamic Building & Construction Portfolio                 98,212
Dynamic Food & Beverage Portfolio                        882,606
Dynamic Hardware & Consumer Electronics Portfolio        134,639
Dynamic Insurance Portfolio                              170,201
Dynamic Leisure and Entertainment Portfolio              613,851
Dynamic Media Portfolio                                1,182,301
Dynamic Networking Portfolio                             392,955
Dynamic Oil & Gas Services Portfolio                     994,806
Dynamic Retail Portfolio                                 272,707
Dynamic Semiconductors Portfolio                       1,878,097
Dynamic Software Portfolio                               737,373
Dynamic Telecommunications & Wireless Portfolio           45,795
Dynamic Utilities Portfolio                              212,262

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income and accumulated net realized gains or losses on investments. For the period ended April 30, 2006, the adjustments were as follows:

                                                                         UNDISTRIBUTED
                                                        UNDISTRIBUTED   CAPITAL GAINS/
                                                       NET INVESTMENT    (ACCUMULATED      PAID-IN
                                                        INCOME (LOSS)       LOSSES)        CAPITAL
                                                       --------------   --------------   -----------
Dynamic Market Portfolio                                  $ (12,910)     $(84,022,274)   $84,035,184
Dynamic OTC Portfolio                                       227,018       (27,227,477)    27,000,459
FTSE RAFI US 1000 Portfolio                                     384          (998,141)       997,757
Dynamic Large Cap Growth Portfolio                           35,785        (4,200,489)     4,164,704
Dynamic Large Cap Value Portfolio                                --        (2,071,099)     2,071,099
Dynamic Mid Cap Growth Portfolio                                 --        (5,863,064)     5,863,064
Dynamic Mid Cap Value Portfolio                                  43        (2,009,079)     2,009,036
Dynamic Small Cap Growth Portfolio                         (298,325)       (7,007,855)     7,306,180
Dynamic Small Cap Value Portfolio                               105        (2,764,936)     2,764,831
Dividend Achievers(TM) Portfolio                               (383)         (230,901)       231,284
High Yield Equity Dividend Achievers(TM) Portfolio         (522,910)      (15,759,227)    16,282,137
High Growth Rate Dividend Achievers(TM) Portfolio            (4,850)         (958,632)       963,482
International Dividend Achievers(TM) Portfolio              246,704        (6,020,742)     5,774,038
Aerospace & Defense Portfolio                                   181          (291,817)       291,636
Golden Dragon Halter USX China Portfolio                     95,782        (6,255,601)     6,159,819
Lux Nanotech Portfolio                                      113,904        (4,490,581)     4,376,677
Value Line Timeliness(TM) Select Portfolio                  125,631        (2,726,406)     2,600,775
Water Resources Portfolio                                        --        (5,583,088)     5,583,088
WilderHill Clean Energy Portfolio                           782,921       (24,041,018)    23,258,097
Zacks Micro Cap Portfolio                                    63,691        (9,822,164)     9,758,473
Dynamic Biotechnology & Genome Portfolio                    735,610       (13,715,213)    12,979,603
Dynamic Building & Construction Portfolio                    15,944        (6,162,217)     6,146,273
Dynamic Energy Exploration & Production Portfolio(1)         51,554        (4,221,710)     4,170,156
Dynamic Food & Beverage Portfolio                                --          (943,096)       943,096
Dynamic Hardware & Consumer Electronics Portfolio            46,184        (1,843,273)     1,797,089
Dynamic Insurance Portfolio                                      --        (1,267,161)     1,267,161
Dynamic Leisure and Entertainment Portfolio                     200        (1,073,996)     1,073,796
Dynamic Media Portfolio                                         482          (709,527)       709,045
Dynamic Networking Portfolio                                130,625        (1,635,932)     1,505,307
Dynamic Oil & Gas Services Portfolio                         77,301        (6,161,997)     6,084,696
Dynamic Pharmaceuticals Portfolio(2)                             --        (3,404,347)     3,404,347
Dynamic Retail Portfolio                                         --        (2,959,676)     2,959,676
Dynamic Semiconductors Portfolio                            200,059       (11,335,871)    11,135,812
Dynamic Software Portfolio                                  158,565        (2,866,569)     2,708,004
Dynamic Telecommunications & Wireless Portfolio                  --          (855,794)       855,794
Dynamic Utilities Portfolio                                   9,333        (1,385,401)     1,376,068

(1)  First tax year-end will be May 31, 2006.

(2) First tax year-end was November 30, 2005. Tax year-end was changed to April 30, 2006.

Note 5. Distribution Agreement

A I M Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in shares. Prior to September 18, 2006, ALPS Distributors, Inc. served as the distributor.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

Note 6. Investment Transactions

For the period ended October 31, 2006, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

                                                       PURCHASES        SALES
                                                     ------------   ------------
Dynamic Market Portfolio                             $607,537,382   $622,793,013
Dynamic OTC Portfolio                                 130,769,905    133,239,356
Dynamic MagniQuant Portfolio                               82,986             --
Dynamic Large Cap Growth Portfolio                     65,340,455     65,617,670
Dynamic Large Cap Value Portfolio                      19,377,351     19,457,459
Dynamic Mid Cap Growth Portfolio                       55,036,177     54,796,262
Dynamic Mid Cap Value Portfolio                        17,245,262     17,187,542
Dynamic Small Cap Growth Portfolio                     57,367,707     57,600,755
Dynamic Small Cap Value Portfolio                      36,680,084     37,161,173
Dividend Achievers(TM) Portfolio                          196,514        254,387
High Yield Equity Dividend Achievers(TM) Portfolio     30,639,282     29,466,239
High Growth Rate Dividend Achievers(TM) Portfolio       1,495,027      1,224,584
International Dividend Achievers(TM) Portfolio         17,621,988     16,229,808
Aerospace & Defense Portfolio                           3,818,496      3,862,823
Cleantech(TM) Portfolio                                30,058,863             --
Golden Dragon Halter USX China Portfolio               20,200,327     19,876,081
Listed Private Equity Portfolio                        25,054,307             --
Lux Nanotech Portfolio                                 15,554,600     12,894,657
Value Line Timeliness(TM) Select Portfolio            149,642,362    147,493,182
Water Resources Portfolio                             102,433,819     93,224,373
WilderHill Clean Energy Portfolio                     183,400,768    180,558,715
WilderHill Progressive Energy Portfolio                30,149,089             --
Zacks Micro Cap Portfolio                              61,059,151     60,075,876
Zacks Small Cap Portfolio                              22,787,419     23,053,280
Dynamic Basic Materials Sector Portfolio                       --             --
Dynamic Consumer Discretionary Sector Portfolio                --             --
Dynamic Consumer Staples Sector Portfolio                      --             --
Dynamic Energy Sector Portfolio                                --             --
Dynamic Financial Sector Portfolio                        417,057             --
Dynamic Healthcare Sector Portfolio                            --             --

                                                       PURCHASES        SALES
                                                     ------------   ------------
Dynamic Industrials Sector Portfolio                 $         --   $         --
Dynamic Technology Sector Portfolio                            --             --
Dynamic Telecommunications & Wireless Portfolio         8,700,941      8,424,394
Dynamic Utilities Portfolio                             8,212,217      7,974,805
Dynamic Banking Portfolio                              14,997,889             --
Dynamic Biotechnology & Genome Portfolio               84,104,913     83,264,209
Dynamic Building & Construction Portfolio               7,178,494      7,257,174
Dynamic Energy Exploration & Production Portfolio      26,717,189     25,883,124
Dynamic Food & Beverage Portfolio                       9,540,485      9,595,975
Dynamic Hardware & Consumer Electronics Portfolio       3,896,890      4,019,943
Dynamic Healthcare Services Portfolio                          --             --
Dynamic Insurance Portfolio                            10,207,675      9,909,592
Dynamic Leisure and Entertainment Portfolio             6,040,266      6,639,675
Dynamic Media Portfolio                                 5,883,626      5,534,757
Dynamic Networking Portfolio                            7,621,474      8,187,569
Dynamic Oil & Gas Services Portfolio                  132,853,893    131,232,631
Dynamic Pharmaceuticals Portfolio                      11,107,867     11,092,127
Dynamic Retail Portfolio                               10,656,994     11,134,927
Dynamic Semiconductors Portfolio                       26,475,165     27,039,921
Dynamic Software Portfolio                             20,577,371     18,224,692
FTSE RAFI US 1000 Portfolio                             4,926,778      4,921,230
FTSE RAFI US 1500 Small-Mid Portfolio                      49,233        321,530
FTSE RAFI Basic Materials Sector Portfolio                     --             --
FTSE RAFI Consumer Goods Sector Portfolio                      --             --
FTSE RAFI Consumer Services Sector Portfolio               66,311         25,676
FTSE RAFI Energy Sector Portfolio                              --             --
FTSE RAFI Financials Sector Portfolio                     261,926        216,481
FTSE RAFI Health Care Sector Portfolio                         --             --
FTSE RAFI Industrials Sector Portfolio                         --             --
FTSE RAFI Telecommunications & Technology Sector
   Portfolio                                                   --             --
FTSE RAFI Utilities Sector Portfolio                       21,684             --

For the period ended October 31, 2006, in-kind transactions were as follows:

                                                       PURCHASES        SALES
                                                     ------------   ------------
Dynamic Market Portfolio                             $722,478,887   $703,874,723
Dynamic OTC Portfolio                                 134,206,659    107,101,561
Dynamic MagniQuant Portfolio                           30,273,265             --
Dynamic Large Cap Growth Portfolio                     88,866,757     50,222,293
Dynamic Large Cap Value Portfolio                     318,983,283     64,859,993
Dynamic Mid Cap Growth Portfolio                       64,938,217     52,863,205
Dynamic Mid Cap Value Portfolio                        45,019,001     39,442,832
Dynamic Small Cap Growth Portfolio                     57,458,107    100,285,304
Dynamic Small Cap Value Portfolio                      40,416,609     34,691,878
Dividend Achievers(TM) Portfolio                       24,720,247        841,435

                                                       PURCHASES        SALES
                                                     ------------   ------------
High Yield Equity Dividend Achievers(TM) Portfolio   $ 28,822,611   $ 88,083,370
High Growth Rate Dividend Achievers(TM) Portfolio      10,167,373      2,366,340
International Dividend Achievers(TM) Portfolio        126,851,596     30,064,424
Aerospace & Defense Portfolio                          43,713,621     14,876,010
Cleantech(TM) Portfolio                                        --             --
Golden Dragon Halter USX China Portfolio               63,062,989     44,558,887
Listed Private Equity Portfolio                                --             --
Lux Nanotech Portfolio                                 39,598,581     12,318,295
Value Line Timeliness(TM) Select Portfolio            190,021,081    171,833,994
Water Resources Portfolio                             318,969,139    104,243,963
WilderHill Clean Energy Portfolio                     303,515,531    193,187,377
WilderHill Progressive Energy Portfolio                        --             --
Zacks Micro Cap Portfolio                              61,501,981     57,394,472
Zacks Small Cap Portfolio                              32,156,760     20,840,859
Dynamic Basic Materials Sector Portfolio               15,141,346             --
Dynamic Consumer Discretionary Sector Portfolio        15,065,043             --
Dynamic Consumer Staples Sector Portfolio              15,062,462             --
Dynamic Energy Sector Portfolio                        15,333,298             --
Dynamic Financial Sector Portfolio                     14,584,345             --
Dynamic Healthcare Sector Portfolio                    14,983,218             --
Dynamic Industrials Sector Portfolio                   15,125,310             --
Dynamic Technology Sector Portfolio                            --             --
Dynamic Telecommunications & Wireless Portfolio        12,204,939     19,018,489
Dynamic Utilities Portfolio                            63,176,707     32,883,565
Dynamic Banking Portfolio                                      --             --
Dynamic Biotechnology & Genome Portfolio               74,622,088     81,662,003
Dynamic Building & Construction Portfolio               8,398,941     16,544,130
Dynamic Energy Exploration & Production Portfolio      96,581,705    106,038,273
Dynamic Food & Beverage Portfolio                      15,940,623     11,263,407
Dynamic Hardware & Consumer Electronics Portfolio       4,201,294     11,858,299
Dynamic Healthcare Services Portfolio                  14,929,809             --
Dynamic Insurance Portfolio                            27,470,262     13,556,773
Dynamic Leisure and Entertainment Portfolio            19,522,706     13,475,145
Dynamic Media Portfolio                                14,210,793     22,869,986
Dynamic Networking Portfolio                           16,939,025     17,601,805
Dynamic Oil & Gas Services Portfolio                  133,704,718    162,346,215
Dynamic Pharmaceuticals Portfolio                      43,079,101     26,308,788
Dynamic Retail Portfolio                               58,545,472     58,376,566
Dynamic Semiconductors Portfolio                       23,446,134     49,743,291
Dynamic Software Portfolio                             61,446,554     31,517,828
FTSE RAFI US 1000 Portfolio                           254,376,076             --
FTSE RAFI US 1500 Small-Mid Portfolio                  25,048,620             --
FTSE RAFI Basic Materials Sector Portfolio             25,069,163             --
FTSE RAFI Consumer Goods Sector Portfolio              24,623,599             --

                                                       PURCHASES        SALES
                                                     ------------   ------------
FTSE RAFI Consumer Services Sector Portfolio          $24,969,177   $        --
FTSE RAFI Energy Sector Portfolio                      30,036,874     4,954,049
FTSE RAFI Financials Sector Portfolio                  24,984,364     5,141,117
FTSE RAFI Health Care Sector Portfolio                 30,050,513     4,989,361
FTSE RAFI Industrials Sector Portfolio                 25,181,356        87,005
FTSE RAFI Telecommunications & Technology Sector
   Portfolio                                           24,988,170            --
FTSE RAFI Utilities Sector Portfolio                   30,041,154    10,107,461

There were no purchases or sales of U.S. government or government agency obligations for the period ended October 31, 2006. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees' fees are allocated to each Fund based on its average daily net assets.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000 (50,000 for Dynamic Market and Dynamic OTC Portfolios). Transaction fees at scheduled amounts ranging from $500 to $7,500 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

Note 9. Stock Split

On July 15, 2003, the Board of Trustees of the Trust declared a 4-for-1 stock split for Dynamic Market Portfolio and Dynamic OTC Portfolio based on the shares outstanding at the close of business on July 15, 2003. The stock split entitled each shareholder of record three additional shares for every share of the Fund. Consequently, 901,671 shares were issued for Dynamic Market Portfolio and 601,068 shares were issued for Dynamic OTC Portfolio. All capital share activity and per share data have been restated to reflect these stock splits.

Note 10. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. New Accounting Pronouncements

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time, management is currently evaluating the implications of FIN 48 and its impact, if any, on the financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, on the financial statements.

RESULTS OF SPECIAL SHAREHOLDERS MEETING (UNAUDITED)

A Special Shareholders Meeting was held on June 14, 2006. The meeting was adjourned several times to provide shareholders additional time to vote their shares and the Funds to achieve the necessary quorum to transact business. By the meeting, as finally reconvened on August 31, 2006, sufficient shareholder votes were received so that all funds had achieved the requisite approval for Shareholder Proposals I and II, as described below.

The following table provides information concerning the matters voted on:

Proposal I: To approve a new investment advisory agreement between the Trustand PowerShares Capital Management LLC.

                                                         FOR      AGAINST    ABSTAIN
                                                     ----------   -------   ---------
Dynamic Market Portfolio                              8,998,800   272,014     743,085
Dynamic OTC Portfolio                                 1,932,582    55,023     117,314
Dynamic Large Cap Growth Portfolio                    4,312,027    85,583     216,609
Dynamic Large Cap Value Portfolio                     2,603,949    95,208     128,948
Dynamic Mid Cap Growth Portfolio                      2,595,272    48,321     132,131
Dynamic Mid Cap Value Portfolio                       1,578,826    31,580      74,003
Dynamic Small Cap Growth Portfolio                    3,333,412    11,273      66,152
Dynamic Small Cap Value Portfolio                     2,006,144    58,159     105,598
Dividend Achievers(TM) Portfolio                        710,594    11,213     109,413
High Yield Equity Dividend Achievers(TM) Portfolio   14,986,699   525,139   1,027,928
High Growth Rate Dividend Achievers(TM) Portfolio       862,596     9,101      18,278
International Dividend Achievers(TM) Portfolio        4,809,988    99,969     292,898
Aerospace& Defense Portfolio                          2,026,396    90,131     215,060
Golden Dragon Halter USX China Portfolio              6,277,714   171,503     331,813
Lux Nanotech Portfolio                                2,916,328    62,290     120,216
Value Line Timeliness(TM) Select Portfolio            4,974,645   193,872     323,593
Water Resources Portfolio                            22,496,742   769,728   2,122,358
WilderHill Clean Energy Portfolio                    12,927,931   433,621   1,217,818
Zacks Micro Cap Portfolio                             4,382,266   109,831     215,786
Zacks Small Cap Portfolio                               968,254    31,294      92,130
Dynamic Telecommunications & Wireless Portfolio       1,449,149     3,750       8,009
Dynamic Utilities Portfolio                           1,025,561     2,709      12,229
Dynamic Biotechnology & Genome Portfolio              7,181,072   153,343     333,883
Dynamic Building & Construction Portfolio             1,654,611     2,550       5,165
Dynamic Energy Exploration & Production Portfolio     2,771,599    86,818     202,815
Dynamic Food & Beverage Portfolio                     1,170,947     3,441       7,003
Dynamic Hardware & Consumer Electronics Portfolio       849,657       200         783
Dynamic Insurance Portfolio                           1,072,083     9,683      12,460
Dynamic Leisure and Entertainment Portfolio           1,267,109     1,434       8,098
Dynamic Media Portfolio                               1,373,115       345       3,119
Dynamic Networking Portfolio                          1,061,812    12,847       6,846
Dynamic Oil & Gas Services Portfolio                  7,360,730   155,951     435,877
Dynamic Pharmaceuticals Portfolio                     1,843,456    86,953      81,448
Dynamic Retail Portfolio                              1,056,465       534       1,549
Dynamic Semiconductors Portfolio                      2,571,376   100,697     114,052
Dynamic Software Portfolio                            1,444,260     6,034      15,630
FTSE RAFI US 1000 Portfolio                             862,583    34,196      53,993

Proposal II: To approve a change in the investment objective; fundamental to non-fundamental.

                                                         FOR       AGAINST     ABSTAIN
                                                     ----------   ---------   ---------
Dynamic Market Portfolio                              8,648,039     569,775     796,085
Dynamic OTC Portfolio                                 1,884,501      88,839     131,579
Dynamic Large Cap Growth Portfolio                    4,214,197     172,105     227,917
Dynamic Large Cap Value Portfolio                     2,539,431     152,758     135,916
Dynamic Mid Cap Growth Portfolio                      2,543,279      89,374     143,071
Dynamic Mid Cap Value Portfolio                       1,543,925      62,386      78,098
Dynamic Small Cap Growth Portfolio                    3,315,356      27,506      67,975
Dynamic Small Cap Value Portfolio                     1,987,314      70,559     112,028
Dividend Achievers(TM) Portfolio                        695,359      23,215     112,646
High Yield Equity Dividend Achievers(TM) Portfolio   14,418,828   1,031,260   1,089,678
High Growth Rate Dividend Achievers(TM) Portfolio       849,690      20,621      19,664
International Dividend Achievers(TM) Portfolio        4,690,409     193,632     318,814
Aerospace & Defense Portfolio                         1,992,117     123,559     215,911
Golden Dragon Halter USX China Portfolio              5,679,709     732,380     368,941
Lux Nanotech Portfolio                                2,440,629     521,096     137,109
Value Line Timeliness(TM) Select Portfolio            3,990,250   1,160,300     341,560
Water Resources Portfolio                            21,689,166   1,423,731   2,275,931
WilderHill Clean Energy Portfolio                    12,346,346     867,031   1,365,993
Zacks Micro Cap Portfolio                             4,174,919     295,950     237,014
Zacks Small Cap Portfolio                               853,815     140,549      97,314
Dynamic Telecommunications & Wireless Portfolio       1,445,628       5,890       9,390
Dynamic Utilities Portfolio                           1,020,526       4,131      15,842
Dynamic Biotechnology & Genome Portfolio              6,989,665     304,327     374,306
Dynamic Building & Construction Portfolio             1,650,587       4,864       6,875
Dynamic Energy Exploration & Production Portfolio     2,727,425     116,934     216,873
Dynamic Food & Beverage Portfolio                     1,169,022       4,951       7,418
Dynamic Hardware & Consumer Electronics Portfolio       849,347         410         883
Dynamic Insurance Portfolio                           1,071,584      12,372      10,270
Dynamic Leisure and Entertainment Portfolio           1,261,682       4,591      10,368
Dynamic Media Portfolio                               1,373,015         415       3,149
Dynamic Networking Portfolio                          1,053,494      19,750       8,261
Dynamic Oil & Gas Services Portfolio                  7,222,965     268,323     461,270
Dynamic Pharmaceuticals Portfolio                     1,679,320     238,425      94,112
Dynamic Retail Portfolio                              1,055,262       1,638       1,648
Dynamic Semiconductors Portfolio                      2,500,528     163,323     122,274
Dynamic Software Portfolio                            1,435,532      13,021      17,371
FTSE RAFI US 1000 Portfolio                             822,067      71,452      57,253

At the meeting, as reconvened on July 20, 2006, the shareholders of the PowerShares Golden Dragon Halter USX China Portfolio approved Shareholder Proposal III to change from a diversified to a non-diversified fund.

                                              FOR       AGAINST    ABSTAIN
                                           ---------   ---------   -------
Golden Dragon Halter USX China Portfolio   5,376,252   1,026,903   377,875

SUPPLEMENTAL INFORMATION (UNAUDITED)

Trustees and Officers

The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

                                                                            NUMBER OF
                                                                            PORTFOLIOS
                                                                             IN FUND
                                         LENGTH OF        PRINCIPAL          COMPLEX
NAME, ADDRESS AND AGE OF   POSITION(S)      TIME     OCCUPATION(S) DURING    OVERSEEN     OTHER DIRECTORSHIPS
TRUSTEES                    WITH TRUST    SERVED*        PAST 5 YEARS       BY TRUSTEES     HELD BY TRUSTEES
-------------------------------------------------------------------------------------------------------------
H. Bruce Bond (43)**       Trustee and   Since       Managing Director,         61        None
PowerShares Capital           Chief      2003        PowerShares Capital
Management LLC              Executive                Management LLC
301 W. Roosevelt Road        Officer                 (August 2002-
Wheaton, IL 60187                                    Present); Manager,
                                                     Nuveen Investments
                                                     (April 1998-
                                                     August 2002)

D. Mark McMillan (43)        Trustee     Since       Member, Bell, Boyd &       61        None
c/o PowerShares Capital                  2003        Lloyd LLC (1989-
Management LLC                                       Present)
301 W. Roosevelt Road
Wheaton, IL 60187

----------
*    This is the date the Trustee began serving the Trust.

**   Interested Trustee as defined in Section 2(a)(19) of the 1940 Act.

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                                                               IN FUND
                                         LENGTH OF        PRINCIPAL            COMPLEX
NAME, ADDRESS AND AGE OF   POSITION(S)      TIME      OCCUPATION(S) DURING     OVERSEEN    OTHER DIRECTORSHIPS
TRUSTEES                    WITH TRUST    SERVED*        PAST 5 YEARS        BY TRUSTEES     HELD BY TRUSTEES
--------------------------------------------------------------------------------------------------------------
Philip M. Nussbaum (44)    Trustee       Since       Chairman,                    61       Director of the
c/o PowerShares Capital                  2003        Performance Trust                     Betzold Companies;
Management LLC                                       Capital Partners                      Director of the
301 W. Roosevelt Road                                (Investment Bank);                    Communication
Wheaton, IL 60187                                    EVP Betzold, Berg,                    Institute
                                                     Nussbaum &
                                                     Heitman, Inc.
                                                     (March 1994-
                                                     December 2000)

Ronn R. Bagge (48)         Trustee       Since       YQA Capital                  61       None
YQA Capital                              2003        Management LLC
Management, LLC                                      (July 1998-Present);
1755 S. Naperville Rd.,                              formerly Owner/CEO
Suite 100                                            of Electronic Dynamic
Wheaton, IL 60187                                    Balancing Co., Inc.
                                                     (high-speed rotating
                                                     equipment service
                                                     provider)

----------
*    This is the date the Trustee began serving the Trust.

                                        LENGTH OF
NAME, ADDRESS AND         POSITION(S)     TIME
AGE OF OFFICERS            WITH TRUST     SERVED         PRINCIPAL OCCUPATION(S)DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
Keith Ovitt (43)           Secretary    Since       Managing Director, PowerShares Capital Management
PowerShares Capital                     2003        LLC (April 2003-Present); President, Ovitech
Management LLC                                      (2002-2003); Vice President of Information Systems
301 W. Roosevelt Road                               for DFG Foods, LLC (Division of FoodBrands
Wheaton, IL 60187                                   America/Tyson Foods) (1999-2002); Systems
                                                    Manager, Nabisco Biscuit Company (1997-1999)

Kevin R. Gustafson (40)      Chief      Since       General Counsel and Chief Compliance Officer,
PowerShares Capital        Compliance   2004        PowerShares Capital Management LLC
Management LLC              Officer                 (September 2004-Present); Attorney, Nyberg &
301 W. Roosevelt Road                               Gustafson (2001- 2004); Attorney, Burke, Warren,
Wheaton, IL 60187                                   McKay & Serritella, P.C. (1997-2000)

Bruce T. Duncan (51)         Chief      Since       Sr. VP-Finance, PowerShares Capital Management
PowerShares Capital        Financial    2006        LLC (September2005-Present; CFO since April 2006);
Management LLC            Officer and               Certified Public Accountant & Attorney, Private
301 W. Roosevelt Road      Treasurer                Practice (June 2000-September 2005); Vice
Wheaton, IL 60187                                   President-Tax and Vice President-Investor Relations,
                                                    The ServiceMaster Company (January 1990-
                                                    June 2000)

John Southard (36)*         Managing    Since       Managing Director, PowerShares Capital Management
PowerShares Capital         Director    2003        LLC (August 2002-Present); Analyst, Charles A.
Management LLC                                      Schwab Securities (May 2001-August 2002); Analyst,
301 W. Roosevelt Road                               Nike Securities (October 1992-May 2001)
Wheaton, IL 60187

----------
* Effective September 18, 2006, John Southard resigned as Trustee of the Trust. At a Board meeting held on December 14, 2006, Marc Kole and Donald Wilson were elected to serves as Trustees of the Trust.

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At a meeting held on August 21, 2006, the Board of Trustees of PowerShares Exchange-Traded Fund Trust (the "Trust") considered the approval of Investment Advisory Agreements for the following new funds of the Trust (each a "Fund" and collectively, the "Funds"):

PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Banking Sector Portfolio
PowerShares Dynamic Healthcare Services Sector Portfolio
PowerShares Dynamic Deep Value Portfolio
PowerShares Dynamic Aggressive Growth Portfolio
PowerShares Buyback Achievers(TM) Portfolio
PowerShares Cleantech(TM) Portfolio
PowerShares NASDAQ(R) Dividend Achievers(TM) Portfolio
PowerShares India Tiger Portfolio
PowerShares Autonomic Allocation Research Affiliates Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares FTSE RAFI Energy Sector Portfolio
PowerShares FTSE RAFI Basic Materials Sector Portfolio
PowerShares FTSE RAFI Industrials Sector Portfolio
PowerShares FTSE RAFI Consumer Goods Sector Portfolio
PowerShares FTSE RAFI Health Care Sector Portfolio
PowerShares FTSE RAFI Consumer Services Sector Portfolio
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio PowerShares FTSE RAFI Utilities Sector Portfolio
PowerShares FTSE RAFI Financials Sector Portfolio
PowerShares Financial Preferred Portfolio
PowerShares Listed Private Equity Portfolio
PowerShares REIT Preferred Portfolio
PowerShares DWA Technical Leaders(TM) Portfolio
PowerShares Value Line 400 Portfolio
PowerShares Value Line Industry Rotation Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares NASDAQ Internet Portfolio
PowerShares Dynamic Brand Name Products Portfolio

At the August 21, 2006 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved for an initial term expiring April 30, 2008
(1) the Investment Advisory Agreement (the "Advisory Agreement") between PowerShares Capital Management LLC (the "Adviser") and the Trust with respect to each new Fund as listed above and (2) the Investment Advisory Agreement (the "Post-Acquisition Advisory Agreement") between the Adviser and the Trust with respect to each Fund to take effect upon completion of the acquisition of the Adviser by AMVESCAP PLC ("AMVESCAP") pursuant to the terms of a Purchase Agreement dated as of January 23, 2006 by and among the Adviser and certain owners thereof, AMVESCAP and A I M Management Group, Inc., an indirect wholly-owned subsidiary of AMVESCAP (the "Acquisition"). The Board noted that the terms of the Advisory Agreement and the Post-Acquisition Advisory Agreement (together, the "Agreements") are identical, apart from their effective date, and that they had considered both Agreements in light of the anticipated imminent completion of the Acquisition.

As discussed in more detail below, the Board of Trustees believes that the nature, extent and quality of services to be provided to the Funds under the Advisory Agreement and the Post-Acquisition Advisory Agreement are appropriate. The Board also determined that, in light of the nature, extent and quality of services to be provided under the Agreements, and in light of the Adviser's agreement through April 30, 2008, to waive fees and/or pay Fund expenses in excess of the expense cap described below, the advisory fee for each Fund was reasonable and appropriate.

The Board believes that the Acquisition will not adversely affect the Adviser or the level of services provided by the Adviser, but rather, may enhance the Adviser's facilities and organization, which may, in turn, enhance the level of services provided by the Adviser to the Funds.

In evaluating whether to approve the Agreements for each Fund, the Board considered numerous factors, as described below. As a result of their review and consideration of the Agreements, the Board, including the Independent Trustees, determined to approve the Advisory Agreement and the Post-Acquisition Advisory Agreement for each Fund.

Advisory Agreement

The Board reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the investment performance of the indices to be tracked by the Funds (since Fund performance information was not available), (iii) the costs of services to be provided, (iv) the extent to which economies of scale may be realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies, and (vii) any benefits to be realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

NATURE, EXTENT AND QUALITY OF SERVICES. With respect to the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed information concerning the functions to be performed by the Adviser, the Adviser's Form ADV and the Adviser's financial condition, information describing the Adviser's current organization and the background and experience of the persons who would be responsible for the day-to-day management of the Funds, and considered the quality of services provided to the other funds of the Trust. The Board reviewed matters related to the Adviser's portfolio transaction policies and procedures. Since the Funds are newly organized and have no investment performance, the Trustees did not consider investment performance of the Funds, but the Trustees reviewed information on the performance of other funds of the Trust and the performance of their benchmark indices, including the correlation between each underlying index and each fund's performance. The Board concluded that the Adviser had demonstrated capability with respect to an investment strategy of replicating, before fees and expenses, as closely as possible the performance of various indices. The Board also considered the services to be provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent, and noted the significant amount of time and effort that would be devoted to this oversight function.

Based on their review, the Trustees found that the nature, extent and quality of services to be provided to each Fund under the Advisory Agreement are appropriate.

FEES AND EXPENSES. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's anticipated expense ratios and the advisory fee. The Trustees also reviewed and discussed information prepared by Lipper, Inc., an independent source, on expense ratios and advisory fees of all exchange-traded funds ("ETFs") and open-end and closed-end index funds. The Trustees noted that the advisory fee to be charged to each Fund was identical, and that the Adviser had agreed to waive its fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, sub-licensing fees, taxes and extraordinary expenses) from exceeding 0.60% at least until April 30, 2008. The Trustees noted that the Adviser does not currently provide investment management services to clients other than the Trust. The Trustees noted that the advisory fees were at the higher end of the ETF universe, but were generally lower than fees for actively-managed open-end and closed-end funds, and were reasonable because of the complexity of the indices, which for most Funds require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser. The Board therefore concluded that the advisory fee and anticipated expense ratio of each Fund were competitive and that the advisory fee for each Fund was reasonable and appropriate in amount in light of the quality of services to be provided and the expense cap that would be in place. The Board did not consider the profitability to the Adviser from the management of each Fund, which was not estimable at this time, but noted that the Adviser stated that its costs of managing funds has generally exceeded the amount otherwise payable as the advisory fee.

ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE. The Board reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Board reviewed information provided by the Adviser with respect to its ability to spread certain fixed costs among the Funds and other funds of the Trust. The Board noted that the Adviser was unable to estimate profitability of the Advisory Agreement to the Adviser, but had agreed to cap each Fund's expenses at least until April 30, 2008. The Board noted that certain fixed costs associated with the management of the series of the Trust, including the Funds, may be reduced on a per-fund basis as additional series of the Trust are added, and that the gradual reduction of the per-fund cost may enable the Adviser to operate the Funds under the expense cap, which potentially would lower the costs to shareholders. The Board noted that the Expense Recapture Agreement with the Trust provided that the Adviser was entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

The Board noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar or other similar arrangement proposed for the Funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Post-Acquisition Advisory Agreement

In addition to the factors reviewed and considered above, the Board, including all of the Independent Trustees, also considered the factors discussed below in determining to approve the Post-Acquisition Advisory Agreement for each Fund. No single factor was determinative.

In late November 2005, the Adviser informed the Independent Trustees that it was negotiating with AMVESCAP regarding a potential sale of a controlling interest in the Adviser. At the December 16, 2005 quarterly Board meeting, management of the Adviser described the possible sale, and the Independent Trustees met in executive session to discuss their duties in connection with the proposed transaction. The Independent Trustees received a memorandum from independent counsel that addressed their duties in light of the possible change of control of the Adviser.

On January 23, 2006, the Adviser announced that it had entered into the Purchase Agreement. Under the direction of the Independent Trustees, independent counsel provided AMVESCAP with an initial list of requested information to be addressed.

After receiving written responses to these requests, the Board met on February 21, 2006 to consider the information and to meet certain senior executives of AMVESCAP. The Independent Trustees then requested additional information on how AMVESCAP intended to integrate the Adviser's back office operations and on the compliance and other resources that would become available to the Adviser after the closing of the Acquisition. Representatives of the Adviser and AMVESCAP discussed this information at a March 22, 2006 Board meeting. At this meeting, the Board considered the information provided by the Adviser and the information provided by AMVESCAP as described above.

Throughout the process, the Independent Trustees had the assistance of legal counsel, who advised them on, among other things, their duties and obligations.

In connection with its review, the Board obtained substantial information regarding: the management of AMVESCAP, the history of AMVESCAP's business and operations, and the future plans of AMVESCAP and the Adviser with respect to the portfolios of the Trust. The Board also received information regarding the terms of the Acquisition, including the terms of the Purchase Agreement and employment agreements with key employees of the Adviser to become effective upon the closing of the Acquisition. AMVESCAP described its plans to add resources to the back office support areas such as legal and compliance, fund administration, information technology, finance and human resources, and to provide significant management support to the portfolios of the Trust and the Adviser's management team.

The Board also considered that at the August 21, 2006 meeting, it approved an underwriting agreement with A I M Distributors, Inc. (an affiliate of AMVESCAP) to take effect following completion of the Acquisition. The Board considered that AMVESCAP intends, after the Acquisition, to consider proposing that AMVESCAP affiliates assume various administrative responsibilities currently performed for the Trust by unaffiliated third party service providers.

The Board also considered regulatory issues relating to AMVESCAP and its affiliates.

The Independent Trustees noted that they had obtained certain assurances from AMVESCAP, including the following:

- after the Acquisition, AMVESCAP intends that the funds of the Trust will continue to receive, without interruption, services of the type and quality no less favorable than those provided by the Adviser,

- AMVESCAP intends to maintain or enhance the Adviser's facilities and organization either directly or indirectly through the Adviser's access to the facilities and organization of AMVESCAP and its affiliates,

- AMVESCAP intends to maintain the "PowerShares" brand identity and is committed to seeking to strengthen and enhance the brand, either singly or in combination with other brands utilized by AMVESCAP and its affiliates, and the distribution of the Funds, and

- AMVESCAP will promptly advise the Independent Trustees of decisions materially affecting the Adviser that could have an impact on the Funds.

                                     * * * *

As a result of their review and consideration of the Advisory Agreement and the Acquisition and the Post-Acquisition Advisory Agreement for each Fund, at the August 21, 2006 meeting, the Board, including the Independent Trustees, determined to approve the Agreements for each Fund, and to recommend the Agreements to the initial shareholder of each Fund for its approval.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or
(ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SEMI-ANNUAL REPORT

The financial statements contained herein have been created from the respective Fund's books and records without any involvement of the fund's independent registered public accounting firm.

THERE ARE RISKS INVOLVED IN INVESTING IN ETFs, INCLUDING POSSIBLE LOSS OF MONEY. INVESTING IN SECURITIES OF SMALL AND MEDIUM SIZED COMPANIES INVOLVES GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH INVESTING IN MORE ESTABLISHED COMPANIES, AND INVESTMENTS IN CONCENTRATED INDUSTRY SECTORS INVOLVE GREATER RISKS THAN INVESTMENTS THAT ARE MORE DIVERSIFIED. PowerShares ARE NOT ACTIVELY MANAGED AND ARE SUBJECT TO RISKS SIMILAR TO STOCKS, INCLUDING THOSE RELATED TO SHORT SELLING AND MARGIN MAINTENANCE. PowerShares ARE NOT FDIC INSURED, MAY LOSE VALUE AND HAVE NO BANK GUARANTEE. PowerShares IS A REGISTERED TRADEMARK OF POWERSHARES CAPITAL MANAGEMENT LLC. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR OF THE POWERSHARES EXCHANGE-TRADED FUND TRUST.

AN INVESTOR SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. FOR MORE COMPLETE INFORMATION ABOUT PowerShares CALL 800.THE.AMEX OR VISIT OUR WEBSITE powershares.com FOR A PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

[POWERSHARES(TM) LOGO]

301 W. Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

ITEM 2. CODE OF ETHICS.

Not required for a semi-annual period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for a semi-annual period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for a semi-annual period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for a semi-annual period.

ITEMS 6. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant's President (principal executive officer) and Chief
    Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM  12. EXHIBITS.

(a) Certifications of the Registrant's Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b) Certifications of the Registrant's Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

POWERSHARES EXCHANGE-TRADED FUND TRUST

By:  /s/  H. Bruce Bond
     ------------------

Name:  H. Bruce Bond

Title: Chairman and Chief Executive Officer

Date:  December 20, 2006

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/  H. Bruce Bond
     ------------------

Name:  H. Bruce Bond

Title: Chairman and Chief Executive Officer

Date:  December 20, 2006

By:  /s/  Bruce T. Duncan
     --------------------

Name:  Bruce T. Duncan

Title: Chief Financial Officer

Date:  December 20, 2006